UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Funds. The following is the Funds’ Annual Report, covering the period from November 1, 2017 through October 31, 2018.

Market Review

Despite a volatile year, during the 12 months ended October 31, 2018, U.S. stocks, as measured by the S&P 500 Index,1 saw positive returns. During this period, the S&P

500 Index had a 7.35% return.

As of the end of September 2018, there were more than 35 days in 2018 when the S&P 500 Index closed 1% higher or lower than the previous day, which is more than triple the number of 1% swings experienced in all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have all contributed to the return of market volatility.

Throughout 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases. At the end of October 2018, short-term rates ranged from 2% to 2.25%. At the time of this writing, expectations were for a continued gradual increase through the end of this calendar year and into next. Central banks overseas are also beginning to unwind their accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. For example, protectionist U.S. trade policies have sparked concern and uncertainty among some investors.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford Domestic Equity Funds

*	Effective November 1, 2018, the fund’s name changed to the Hartford Small Cap Value Fund

The views expressed in each Fund’s Manager Discussion contained in the Fund Overview section are views of that Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. Each Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

The Hartford Capital Appreciation Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 7/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	3.92%	8.01%	11.61%
Class A2	-1.80%	6.79%	10.98%
Class C1	3.15%	7.24%	10.82%
Class C2	2.28%	7.24%	10.82%
Class I1	4.19%	8.33%	11.94%
Class R3[1]	3.57%	7.67%	11.29%
Class R4[1]	3.87%	8.00%	11.63%
Class R5[1]	4.18%	8.32%	11.97%
Class R6[1]	4.29%	8.41%	12.07%
Class Y1	4.28%	8.42%	12.07%
Class F1	4.28%	8.37%	11.96%
Russell 3000 Index	6.60%	10.81%	13.35%
S&P 500 Index	7.35%	11.34%	13.24%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.10%	1.10%
Class C	1.83%	1.83%
Class I	0.81%	0.81%
Class R3	1.43%	1.43%
Class R4	1.12%	1.12%
Class R5	0.82%	0.82%
Class R6	0.72%	0.72%
Class Y	0.72%	0.72%
Class F	0.72%	0.72%

*

Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended 10/31/18.

2

The Hartford Capital Appreciation Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Kent M. Stahl, CFA*

Senior Managing Director and Chief Investment Strategist

Wellington Management Company LLP

Gregg R. Thomas, CFA

Senior Managing Director and Director, Investment Strategy

Wellington Management Company LLP

* Mr. Stahl announced his plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP, as of December 31, 2018. Accordingly, he will no longer serve as a portfolio manager to the Fund as of December 31, 2018.

Manager Discussion

How did the Fund perform during the period?

The Class A shares of The Hartford Capital Appreciation Fund returned 3.92%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmarks, the Russell 3000 Index and the S&P 500 Index, which returned 6.60% and 7.35%, respectively, for the same period. For the same period, Class A shares of the Fund outperformed the 3.71% average return of the Lipper Multi-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities, as measured by the S&P 500 Index, posted positive results over the trailing twelve month period ending October 31, 2018. The Federal Reserve (Fed) raised its benchmark interest rate by 0.25% four times during the twelve-month period ending October 31, 2018, in line with expectations. Despite continued White House turmoil and heightened U.S. tensions with Russia and North Korea, strong employment data and corporate earnings helped propel the market to a series of new highs during the first half of the period. In December 2017, tax reform was a key area of focus, culminating with a $1.5 trillion tax reform bill signed into law by Donald Trump. Entering 2018, bullish sentiment was exceptionally strong, as better-than-expected corporate profits helped drive U.S. equities higher. Signs of inflation entered the market in February and led to heightened levels of volatility. By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns in an otherwise strong economy. Nonetheless, positive sentiment persisted for much of the summer, fueled by robust earnings growth, fiscal stimulus, the announcement of a preliminary trade deal between the U.S. and Mexico, and expectations for stronger U.S. economic growth relative to other regions of the world. This all changed in the final month of the period, as U.S. equities saw their worst performance in recent years in October 2018. Concerns surrounding slowing global growth, rich valuations, and volatile U.S.-China trade relations weighed heavily on sentiment into the end of the period.

Returns varied by market-cap during the period, as large-cap equities, as measured by the S&P 500 Index, outperformed both mid- and small-cap equities, as measured by the S&P MidCap 400 Index and Russell 2000 Index respectively.

Nine of eleven sectors in the Russell 3000 Index posted positive returns during the period. Strong performers included the Consumer Discretionary (+12.8%), Information Technology (+12.4%), and

Healthcare (+11.5%) sectors, while the Materials (-10.5%) and Industrials (-1.5%) sectors detracted most.

The Fund underperformed the Russell 3000 Index primarily due to weak stock selection within the Information Technology, Financials, and Healthcare sectors. Conversely, stock selection within the Industrials, Materials, and Real Estate sectors contributed positively to returns relative to the Russell 3000 Index during the period. Sector allocation, a result of bottom-up stock selection, was slightly positive during the period. The Fund’s underweight to Consumer Staples and Utilities sectors, as well as an overweight to the Information Technology sectors, contributed to returns relative to the Russell 3000 Index. This was slightly offset by the Fund’s overweight to Materials and Industrials sectors, which detracted from performance.

Top detractors from performance relative to the Russell 3000 Index included Amazon (Consumer Discretionary), Apple (Information Technology), and Microsoft (Information Technology). Underweight exposure to U.S.-based global e-commerce retailer Amazon detracted from relative performance. The stock price rose after the company posted strong earnings during the period as investors continued to be bullish on the prospects of continued strong growth. While we have added to the position over the period, we remained underweight relative to the Russell 3000 Index. The Fund’s underweight position in Apple, a U.S.-based designer and manufacturer of mobile devices and digital content distribution markets, was another top relative detractor during the period. Sales during the period, driven by the iPhone, continued to come in higher than anticipated, helping boost the stock price higher. We continued to be underweight Apple given its high valuation. Underweight exposure to Microsoft, a U.S.-based developer of software products and services, detracted from results. The stock price rose during the period as the company released strong quarterly and fiscal 2018 financial results driven by robust performance across all business segments (productivity and business processes, intelligent cloud, and personal computing). We continue to hold an underweight position due to high valuation in our view. TERASO (Healthcare), Rethink Robotics (Information Technology), and Las Vegas Sands (Consumer Discretionary) detracted most from performance on an absolute basis over the period.

Trade Desk (Information Technology), Under Armour (Consumer Discretionary), and Nike (Consumer Discretionary) were the top absolute and relative contributors to performance over the period. Share prices of Trade Desk, a U.S.-based firm that developed a global technology platform for buyers of advertising, rose during the period as strong quarterly earnings far exceeded analyst expectations, driven by multiple

3

The Hartford Capital Appreciation Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

growth drivers in the U.S. and internationally. The company also raised its 2018 revenue guidance. After a strong run, we eliminated the position and moved the capital to more compelling opportunities in our view. Shares of Under Armour, a U.S.-based manufacturer and retailer of performance apparel, rose over the period driven by strength in the apparel category and international growth. We continued to own the name as we believe the market underappreciates the company’s ability to improve returns on capital driven by a reacceleration of growth. Nike, a U.S.-based provider of athletic footwear, apparel, and accessories, was also a key relative contributor. The company’s share price surged after the company reported strong quarterly results during the period as new innovation platforms are all working, sales are accelerating across all regions and channels (including the U.S.), gross margins are beating expectations, and inventory issues are in the rearview mirror. Management’s strategic focus on doubling the growth of innovation, speed, and direct relationships (“triple double”) is well under way. We continued to hold an overweight position in the stock.

Strategies included in the Fund are chosen based on extensive analysis of qualitative and quantitative factors. Risk factors managed within the overall portfolio include but are not limited to: growth, value, momentum, contrarian, high volatility, low volatility, quality and leverage. Over the period, factor impact on the Fund was positive. Exposure to momentum and higher liquidity equities contributed positively to performance, while the Fund’s exposure to higher volatility equities and dividend yield detracted.

International exposure (country and currency) detracted from results, particularly driven by exposure to Emerging Markets (China and South Korea) and Europe (Switzerland and France).

During the period, the Fund, at times, used derivative instruments, such as currency forwards to hedge currency risk and equity index futures to hedge market risk. During the period, the use of these derivatives did not have a significant impact on performance.

What is the outlook?

Mixed economic data from the U.S. suggests the potential for a later stage market cycle. While we continue to expect economic expansion, we also expect to see growth slow. Positive drivers of growth include elevated capital expenditure intentions, the highest consumer confidence levels since 2000, and increased income expectations. While these signal a near term increase in investment and consumption, other news points to a potential slowing of economic expansion. Specifically, the tight labor market combined with the continued uncertainty with regards to trade agreements between the U.S. and its trade partners may lead to increased inflation and slower growth. As such, we continue to expect to see higher interest rates and increased equity market volatility.

At the end of the period, the Fund’s largest overweights were to Consumer Discretionary and Industrials sectors, while the Fund’s largest underweights were to Information Technology and Communication Services sectors, relative to the Russell 3000 Index.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or portfolio management teams. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks are generally greater for investments in emerging markets. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.3%
Consumer Discretionary	15.3
Consumer Staples	7.6
Energy	3.0
Financials	12.3
Health Care	15.8
Industrials	12.3
Information Technology	17.3
Materials	3.7
Real Estate	4.4
Utilities	1.8

Total	98.8%

Short-Term Investments	1.9
Other Assets & Liabilities	(0.7)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Core Equity Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 4/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	9.41%	11.78%	13.84%
Class A2	3.40%	10.53%	13.20%
Class C1	8.61%	10.99%	13.00%
Class C2	7.61%	10.99%	13.00%
Class I1	9.72%	12.00%	13.95%
Class R3[1]	9.02%	11.46%	13.58%
Class R4[1]	9.37%	11.82%	13.89%
Class R5[1]	9.69%	12.13%	14.25%
Class R6[1]	9.80%	12.20%	14.32%
Class Y1	9.77%	12.19%	14.31%
Class F1	9.80%	12.04%	13.97%
S&P 500 Index	7.35%	11.34%	13.24%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 3/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 3/31/15 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	0.77%	0.77%
Class C	1.51%	1.51%
Class I	0.51%	0.51%
Class R3	1.12%	1.12%
Class R4	0.81%	0.81%
Class R5	0.51%	0.51%
Class R6	0.41%	0.41%
Class Y	0.42%	0.42%
Class F	0.41%	0.41%

*

Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended 10/31/18.

5

Hartford Core Equity Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Mammen Chally, CFA

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

David A. Siegle, CFA

Managing Director and Equity Research Analyst

Wellington Management Company LLP

Douglas W. McLane, CFA

Managing Director and Equity Research Analyst

Wellington Management Company LLP

Manager Discussion

How did the Fund perform during the period?

The Class A shares of the Hartford Core Equity Fund returned 9.41%, before sales charge, for the twelve-month period ended October 31, 2018, outperforming the Fund’s benchmark, the S&P 500 Index, which returned 7.35% for the same period. For the same period, Class A shares of the Fund also outperformed the 5.93% average return of the Lipper Large-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities, as measured by the S&P 500 Index, rose for the twelve-month period ending October 31, 2018. The U.S. Federal Reserve (Fed) raised its benchmark interest rate by 0.25% four times during the twelve-month period ending October 31, 2018, in line with expectations. Despite continued White House turmoil and heightened U.S. tensions with Russia and North Korea, strong employment data and corporate earnings helped propel the market to a series of new highs during the first half of the period. In December 2017, tax reform was a key area of focus, culminating with a $1.5 trillion tax reform bill signed into law by Donald Trump. Entering 2018, bullish sentiment was exceptionally strong; as better-than-expected corporate profits helped drive U.S. equities higher. Signs of inflation entered the market in February and led to heightened levels of volatility. By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns in an otherwise strong economy. Nonetheless, positive sentiment persisted for much of the summer, fueled by robust earnings growth, fiscal stimulus, the announcement of a preliminary trade deal between the U.S. and Mexico, and expectations for stronger U.S. economic growth relative to other regions of the world. This all changed in the final month of the period, as U.S. equities saw their worst performance in recent years in October. Concerns surrounding slowing global growth, rich valuations, and volatile U.S. and China trade relations weighed heavily on sentiment into the end of the period.

Returns varied by market-cap during the period, as large-cap equities, as measured by the S&P 500 Index outperformed small-cap and mid-cap equities, as measured by the Russell 2000 Index and S&P MidCap 400 Index respectively.

Nine out of eleven sectors in the S&P 500 Index rose during the period, with Consumer Discretionary (+15%), Information Technology (+13%), and Healthcare (+11%) performing the best. Materials (-9%) and Industrials (-1%) lagged on a relative basis during the period.

Overall, outperformance relative to the S&P 500 Index was driven by strong security selection, primarily within the Information Technology, Industrials, and Healthcare sectors. This was partially offset by weak stock selection within the Consumer Discretionary sector. Sector allocation, a result of the bottom up stock selection, contributed modestly to benchmark-relative performance primarily driven by the Fund’s overweight to the Healthcare sector and underweight allocation to the Energy sector. This was partially offset by the Fund’s overweight to the Utilities sector.

The top contributors to performance relative to the S&P 500 Index were NetApp (Information Technology), GoDaddy (Information Technology), and TJX Companies (Consumer Discretionary). NetApp provides storage and data management solutions; shares rose after the company raised its guidance for fiscal year 2019 amid a favorable backdrop for corporate information technology spending. GoDaddy, a web hosting company, outperformed during the period as cross-selling and improved product features drove sales growth. TJX, a global off-price apparel and home goods retailer, also contributed to positive relative returns. During the year, the shares outperformed after management reported strong consecutive quarterly earnings on the heels of strong same store sales and better-than-expected 2018 guidance. Top absolute contributors included NetApp (Information Technology) and Mastercard (Information Technology).

The top detractors from performance relative to the S&P 500 Index included Amazon (Consumer Discretionary), Apple (Information Technology), and Chubb (Financials). Shares of Amazon, a U.S.-based global e-commerce retailer rose during the period as the company continued to expand the categories of its offerings. Not owning Amazon over the period detracted from benchmark-relative returns. Apple continued its streak of outperformance after a strong earnings report from July that highlighted the growing nature of its annuity and services business. The Fund’s underweight to the outperforming stock detracted from relative performance. Shares of Chubb, a global insurance company, fell amid higher than expected catastrophe losses during the period. Top absolute detractors for the period included Micron (Information Technology) and Chubb (Financials).

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

6

Hartford Core Equity Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

What is the outlook?

While the overall U.S. economy remains relatively healthy, most companies are beginning to see increasing labor and material costs. With unemployment levels low and trending lower, we still believe risks to U.S. inflation are to the upside. Many companies are facing the prospect of either absorbing these costs (therefore reducing marginal profitability) or passing the costs through and face the uncertain consumer demand that may come from raising prices. Trade continues to dominate the narrative right now. While the initial tariff rate may be offset by some efficiencies and very nominal price increases, the risks remain high given the automatic rise in tariffs next year. We are hopeful that a conversation with China will restart soon. We are becoming cautious about supply chain disruption and capital expenditure uncertainty given the trade talks and potential reciprocal measures that China may impose. We believe that the risk of a spike in oil prices is rising each day as Iran is being blocked out of international markets. Offsetting some of these risks is the employment situation and changes to the Childcare tax and current withholdings that could be a positive surprise for many Americans’ tax refund next cycle. Given all of the above and, considering the market moves so far relative to earnings, we believe that the risk for increased volatility remains high.

Overall, we believe the U.S. economy remains healthy, and we continue to monitor policy decisions and economic trends that may impact the Fund’s holdings. We remain consistent in adhering to our disciplined portfolio construction process that we believe allows us to assess risk, weight individual positions accordingly, and in the process build a portfolio that focuses largely on stock selection in seeking to outperform the S&P 500 Index.

At the end of the period, the Fund’s largest overweight sectors relative to the S&P 500 Index were to Healthcare and Utilities, while the Fund’s largest underweights were to Communication Services and Energy sectors.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.2%
Consumer Discretionary	9.8
Consumer Staples	8.7
Energy	2.4
Financials	14.0
Health Care	17.4
Industrials	10.6
Information Technology	18.8
Materials	2.1
Real Estate	1.0
Utilities	4.9

Total	95.9%

Short-Term Investments	3.7
Other Assets & Liabilities	0.4

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

The Hartford Dividend and Growth Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 7/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	4.38%	9.59%	11.70%
Class A2	-1.36%	8.36%	11.07%
Class C1	3.58%	8.77%	10.87%
Class C2	2.65%	8.77%	10.87%
Class I1	4.68%	9.84%	11.98%
Class R3[1]	4.03%	9.23%	11.35%
Class R4[1]	4.32%	9.56%	11.70%
Class R5[1]	4.65%	9.89%	12.04%
Class R6[1]	4.76%	9.98%	12.14%
Class Y1	4.72%	9.98%	12.14%
Class F1	4.77%	9.88%	12.00%
S&P 500 Index	7.35%	11.34%	13.24%
Russell 1000 Value Index	3.03%	8.61%	11.30%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

You cannot invest directly in an index.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.01%	1.01%
Class C	1.76%	1.76%
Class I	0.78%	0.78%
Class R3	1.36%	1.36%
Class R4	1.05%	1.05%
Class R5	0.75%	0.75%
Class R6	0.65%	0.65%
Class Y	0.66%	0.66%
Class F	0.65%	0.65%

*

Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended 10/31/18.

8

The Hartford Dividend and Growth Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Edward P. Bousa, CFA

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

Matthew G. Baker

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

Mark E. Vincent

Managing Director and Equity Research Analyst

Wellington Management Company LLP

Manager Discussion

How did the Fund perform during the period?

The Class A shares of The Hartford Dividend and Growth Fund returned 4.38%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmark, the S&P 500 Index, which returned 7.35% for the same period. Class A shares of the Fund outperformed the Russell 1000 Value Index, the Fund’s other benchmark, which returned 3.03% for the same period. For the same period, Class A shares of the Fund outperformed the 3.32% average return of the Lipper Equity Income Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities, as measured by the S&P 500 Index, posted positive results over the trailing twelve-month period ending October 31, 2018. The U.S. Federal Reserve (Fed) raised its benchmark interest rate by 0.25% four times during the twelve-month period ending October 31, 2018, in line with expectations. Despite continued White House turmoil and heightened U.S. tensions with Russia and North Korea, strong employment data and corporate earnings helped propel the market to a series of new highs during the first half of the period. In December, tax reform was a key area of focus, culminating with a $1.5 trillion tax reform bill signed into law by Donald Trump. Entering 2018, bullish sentiment was exceptionally strong as better-than-expected corporate profits helped drive U.S. equities higher. Signs of inflation entered the market in February and led to heightened levels of volatility. By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns in an otherwise strong economy. Nonetheless, positive sentiment persisted for much of the summer, fueled by robust earnings growth, fiscal stimulus, the announcement of a preliminary trade deal between the U.S. and Mexico, and expectations for stronger U.S. economic growth relative to other regions of the world. This all changed in the final month of the period, as U.S. equities saw their worst performance in recent years in October 2018. Concerns surrounding slowing global growth, rich valuations, and volatile U.S.-China trade relations weighed heavily on investor confidence into the end of the period.

Returns varied by market-cap during the period, as large-cap equities, measured by the S&P 500 Index, outperformed mid and small-cap equities, measured by the S&P MidCap 400 Index and Russell 2000 Index, respectively.

Nine out of eleven sectors in the S&P 500 Index rose during the period, with Consumer Discretionary (+15%), Information Technology (+13%), and Healthcare (+11%) sectors leading the index higher. Materials (-9%) and Industrials (-1%) sectors lagged on a relative basis and were the only two sectors to post negative returns during the period.

Sector allocation, a result of the bottom up stock selection process, drove underperformance relative to the S&P 500 Index during the period. An underweight to the Consumer Discretionary sector and an overweight to Financials sector detracted most from performance relative to the S&P 500 Index. This was offset by an underweight to Industrials and Real Estate sectors, which contributed positively to performance relative to the S&P 500 Index. Stock selection also detracted from relative performance, particularly within the Financials, Consumer Discretionary, and Industrials sectors. This was partially offset by stronger selection within the Communication Services, Healthcare, and Energy sectors, which contributed positively to performance relative to the S&P 500 Index.

The Fund’s top detractors from performance relative to the S&P 500 Index included Amazon (Consumer Discretionary), Apple (Information Technology), and Chubb (Financials). Not owning Amazon, a constituent in the S&P 500 Index, a U.S.-based global e-commerce retailer, detracted from performance relative to the S&P 500 Index as the company reported strong organic growth and rising profit, along with increasing net sales year over year. The share price of Apple, U.S.-based designer and manufacturer of mobile devices and distributor of digital content, rose during the period as the company reported strong quarterly results which came in ahead of consensus expectations and were viewed as positive by investors. Although we held the name, the Fund’s underweight weighed on relative results. The stock price of Chubb, a U.S.-based provider of insurance products, fell as the company announced decreased earnings per share and premium growth that was below expectations. Additionally, insurance equities as a whole suffered due to rising interest rates and catastrophe losses. American International Group (Financials) and Bristol-Myers Squibb (Healthcare) were among the top absolute detractors during the period.

The Fund’s top contributors to performance relative to the S&P 500 Index during the period were Facebook (Communication Services), General Electric (Industrials), and Verizon (Communication Services). Not holding Facebook, constituent in the S&P 500 Index, a U.S.-based social media provider, contributed to performance relative to the S&P 500 Index as the company faced ongoing concerns over data privacy

9

The Hartford Dividend and Growth Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

issues. Share prices of General Electric (GE), a U.S.-based multinational conglomerate operating in the technology infrastructure, capital finance, and consumer and industrial products industries, fell as the company reported earnings results that were weaker than consensus estimates primarily driven by another miss in their Power Segment. The Fund’s small position in GE was eliminated during the period. Verizon, a U.S.-based communications technology company, saw its share price rise as the company reported strong quarterly results with earnings per share beating street estimates and reduced its capital expenditure. Top absolute performers during the period included Microsoft (Information Technology) and Merck (Healthcare).

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

What is the outlook?

Looking ahead, we believe the market should continue to achieve new record highs, and valuations should continue to rise. In part, we believe these market conditions have been driven by lower tax rates and broad economic strength. While we might expect for companies that benefit most from tax rate cuts to lead, we have continued to see growth equities leading and think this could continue in the near term. Although we appreciate that disruption is a powerful force, we do expect for growth in technology equities to slow and for the growth of such equities to pause eventually.

As of the end of the period, the economy has picked up, and capacity utilization is high and we believe that this should benefit the Materials sector. Defense equities came under pressure and we believe this created a buying opportunity as the sector should benefit going forward with more clarity with respect to timing of payments from the U.S. government. We also believe that the Healthcare sector has done better as investors seem to appreciate that the outlook is better than feared. We find medical device companies are generally very expensive. Though we are somewhat challenged to find companies that fit our approach, we maintained a neutral weight to the Healthcare sector. We maintained an overweight to the Financials sector, particularly among banks and insurers where costs are being held flat or coming down. We are likely approaching the end of Fed rate increases and expect that bank equities are unlikely to benefit from net interest margin increases after mid-2019.

At the end of the period, the Fund’s largest sector overweights relative to the S&P 500 Index were to Financials, Energy, and Materials sectors, while the Fund’s largest underweights were to Information Technology, Consumer Discretionary, and Consumer Staples sectors.

We continue to rely on our process and philosophy as we construct the Fund.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.8%
Consumer Discretionary	3.8
Consumer Staples	5.6
Energy	9.0
Financials	20.3
Health Care	15.1
Industrials	8.3
Information Technology	13.7
Materials	4.6
Real Estate	2.5
Utilities	4.9

Total	96.6%

Short-Term Investments	3.3
Other Assets & Liabilities	0.1

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

The Hartford Equity Income Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 8/28/2003 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	0.49%	8.22%	11.16%
Class A2	-5.03%	7.01%	10.53%
Class C1	-0.22%	7.44%	10.35%
Class C2	-1.16%	7.44%	10.35%
Class I1	0.77%	8.51%	11.45%
Class R3[1]	0.12%	7.84%	10.79%
Class R4[1]	0.43%	8.17%	11.11%
Class R5[1]	0.78%	8.50%	11.48%
Class R6[1]	0.83%	8.60%	11.59%
Class Y1	0.79%	8.59%	11.58%
Class F1	0.85%	8.55%	11.47%
Russell 1000 Value Index	3.03%	8.61%	11.30%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

You cannot invest directly in an index.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.01%	1.01%
Class C	1.75%	1.75%
Class I	0.76%	0.76%
Class R3	1.37%	1.37%
Class R4	1.07%	1.07%
Class R5	0.77%	0.77%
Class R6	0.67%	0.67%
Class Y	0.68%	0.68%
Class F	0.66%	0.66%

*

Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended 10/31/18.

11

The Hartford Equity Income Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

W. Michael Reckmeyer, III, CFA

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

Karen H. Grimes, CFA*

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

Ian R. Link, CFA

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

* Ms. Grimes has announced her plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP, as of December 31, 2018. Accordingly, she will no longer serve as a portfolio manager to the Fund as of December 31, 2018.

Manager Discussion

How did the Fund perform during the period?

The Class A shares of The Hartford Equity Income Fund returned 0.49%, before sales charge for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmark, the Russell 1000 Value Index, which returned 3.03% for the same period. For the same period, Class A shares of the Fund also underperformed the 3.32% average return of the Lipper Equity Income Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities, as measured by the S&P 500 Index, posted positive results over the trailing twelve-month period ending October 31, 2018. The U.S. Federal Reserve (Fed) raised its benchmark interest rate by 0.25% four times during the twelve-month period ending October 31, 2018, in line with expectations. Despite continued White House turmoil and heightened U.S. tensions with Russia and North Korea, strong employment data and corporate earnings helped propel the market to a series of new highs during the first half of the period. In December 2017, tax reform was a key area of focus, culminating with a $1.5 trillion tax reform bill signed into law by President Donald Trump. Entering 2018, bullish sentiment was exceptionally strong, as better-than-expected corporate profits helped drive U.S. equities higher. Signs of inflation entered the market in February and led to heightened levels of volatility. By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns in an otherwise strong economy. Nonetheless, positive sentiment persisted for much of the summer, fueled by robust earnings growth, fiscal stimulus, the announcement of a preliminary trade deal between the U.S. and Mexico, and expectations for stronger U.S. economic growth relative to other regions of the world. This all changed in the final month of the period, as U.S. equities saw their worst performance in recent years in October. Concerns surrounding slowing global growth, rich valuations, and volatile U.S.-China trade relations weighed heavily on sentiment into the end of the period.

During the period, eight out of eleven sectors within the Russell 1000 Value Index posted positive absolute returns with Healthcare (14%), Communication Services (9%), and Information Technology (9%) sectors performing the best. Materials (-10%), Industrials (-8%), and Financials (-1%) sectors lagged during the period.

Underperformance relative to the Russell 1000 Value Index was driven by security selection, primarily within the Financials, Energy, and Consumer Staples sectors. This more than offset stronger stock selection within Industrials, Information Technology, and Communication Services sectors, which detracted from performance. Sector allocation, a result of our bottom-up stock selection process, contributed to performance during the period primarily due to the Fund’s overweight in the Utilities sector and underweight in the Financials sector. This was partially offset by an overweight to the Industrials sector, which detracted.

Top detractors from performance relative to the Russell 1000 Value Index during the period included Invesco (Financials), MetLife (Financials), and British-American Tobacco (Consumer Staples). Invesco is a U.S.-based investment management company. The Fund’s position continued to underperform due to net outflows in the company’s active management business. We trimmed the Fund’s position in the stock. MetLife is a U.S.-based global financial company providing life and property and casualty (P&C) insurance, annuity and retail banking. The company’s stock price has declined during the period as a result of massive insurance losses due to rainstorms and flooding across the U.S. and Canada. British-American Tobacco is a UK-based tobacco company. The company’s stock declined during the period as a challenging regulatory environment weighed on tobacco equities in 2018, which we believe has caused the market to overreact. British American Tobacco continues to push into next generation products with its heat-not-burn product, increasing share in key markets globally. We continued to hold the Fund’s position. A top absolute detractor during the period was DowDuPont (Materials).

Top contributors to returns relative to the Russell 1000 Value Index included Eli Lilly (Healthcare), General Electric (Industrials), and Union Pacific (Industrials). Share prices of Eli Lilly, a global pharmaceutical company, rose during the period. The company recently reported better than expected quarterly results driven by their diabetes franchise, and was also supported by favorable market reactions to management’s plans to spin off their animal health business, Elanco, which raised $1.5B in the September IPO. General Electric, a U.S.-based globally diversified technology and financial services company, contributed to relative performance during the period after the Fund’s position was eliminated earlier in the period. The stock price lagged as a result of the company’s stagnant power business, sizeable writedowns in their long

12

The Hartford Equity Income Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

term care insurance business, a dividend cut, and general concern over management effectiveness which resulted in a CEO transition in the span of one year. Union Pacific is a U.S.-based railroad holding company. The company’s stock price rose during the period due to strong rail volumes, an improving pricing outlook, and the potential for better margins through the adoption of Precision Scheduled Railroading principles. We trimmed the Fund’s position in the stock. A top absolute contributor during the period was Cisco Systems (Information Technology).

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

What is the outlook?

As of the end of the period, the U.S. economy remained strong, with continued job growth driving the unemployment rate below (4%). Retail sales were strong through the summer and consumer confidence remained near all-time highs. Tax cuts continued to boost consumer spending and corporate earnings growth, leading to strong business confidence and high levels of capital spending. Small Business Optimism, as measured by the National Federation of Independent Business, reached a record level of 108.8 in August. Inflation ticked up modestly to 2.4%, but remained near the Fed’s targeted level. Alongside strong economic growth, the Fed raised its real gross domestic product growth forecast to 3.1% for 2018, up from its prior forecast of 2.8% in June, and they raised short-term interest rates by 0.25% in September. Rate expectations now include four more increases by the end of 2019.

Outside of the U.S., macroeconomic data has been weaker due in part to the implementation of tariffs against Chinese goods and threats of tariffs against other countries. We are monitoring supply chain impacts in the Technology, Industrial, and Consumer sectors, which may result in increased inflationary pressure and manufacturing dislocations. We are also mindful of the overall impact these tariffs may have on global economic growth. China has added stimulus to their economy to offset headwinds from tariffs, but growth does appear to have slowed from a high level. Weakening demand from China has impacted European growth as well, with the Eurozone manufacturing Purchasing Managers’ Index declining for the third consecutive month to the lowest in two years.

Industrials, Consumer Staples, and Utilities sectors represented the Fund’s largest sector overweights relative to the Russell 1000 Value Index, while Consumer Discretionary, Real Estate, and Financials sectors were the Fund’s largest underweights at the end of the period.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.3%
Consumer Discretionary	1.3
Consumer Staples	9.9
Energy	11.7
Financials	21.0
Health Care	17.0
Industrials	9.7
Information Technology	8.5
Materials	3.1
Real Estate	1.6
Utilities	8.0

Total	98.1%

Short-Term Investments	1.9
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

The Hartford Growth Opportunities Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 3/31/1963 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	8.31%	13.08%	14.42%
Class A2	2.35%	11.80%	13.77%
Class C1	7.49%	12.26%	13.60%
Class C2	6.55%	12.26%	13.60%
Class I1	8.62%	13.35%	14.72%
Class R3[1]	7.94%	12.71%	14.10%
Class R4[1]	8.28%	13.05%	14.45%
Class R5[1]	8.60%	13.39%	14.78%
Class R6[1]	8.71%	13.49%	14.90%
Class Y1	8.68%	13.49%	14.90%
Class F1	8.71%	13.38%	14.74%
Russell 3000 Growth Index	10.20%	13.06%	15.33%
Russell 1000 Growth Index	10.71%	13.43%	15.45%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

You cannot invest directly in an index.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.14%	1.14%
Class C	1.87%	1.87%
Class I	0.88%	0.88%
Class R3	1.47%	1.47%
Class R4	1.16%	1.16%
Class R5	0.87%	0.87%
Class R6	0.76%	0.76%
Class Y	0.77%	0.77%
Class F	0.76%	0.76%

*

Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended 10/31/18.

14

The Hartford Growth Opportunities Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Michael T. Carmen, CFA

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

Mario E. Abularach, CFA, CMT

Senior Managing Director and Equity Research Analyst

Wellington Management Company LLP

Stephen Mortimer

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

Manager Discussion

How did the Fund perform during the period?

The Class A shares of The Hartford Growth Opportunities Fund returned 8.31%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmarks, the Russell 3000 Growth Index and the Russell 1000 Growth Index, which returned 10.20% and 10.71% respectively, for the same period. For the same period, the Class A shares of the Fund outperformed the 7.80% average return of the Lipper Multi-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities, as measured by the S&P 500 Index, posted positive results over the trailing twelve-month period ended October 31, 2018. The U.S. Federal Reserve (Fed) raised its benchmark interest rate by 0.25% four times during the twelve-month period ended October 31, 2018, in line with expectations. Despite continued White House turmoil and heightened U.S. tensions with Russia and North Korea, strong employment data and corporate earnings helped propel the market to a series of new highs during the first half of the period. In December 2017, tax reform was a key area of focus, culminating with a $1.5 trillion tax reform bill signed into law by Donald Trump. Entering 2018, bullish sentiment was exceptionally strong, as better-than-expected corporate profits helped drive U.S. equities higher. Signs of inflation entered the market in February and led to heightened levels of volatility. By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns in an otherwise strong economy.

Nonetheless, positive sentiment persisted for much of the summer, fueled by robust earnings growth, fiscal stimulus, the announcement of a preliminary trade deal between the U.S. and Mexico, and expectations for stronger U.S. economic growth relative to other regions of the world. This all changed in the final month of the period, as U.S. equities saw their worst performance in recent years in October 2018. Concerns surrounding slowing global growth, rich valuations, and volatile U.S. and China trade relations weighed heavily on sentiment into the end of the period.

Returns varied by market-cap during the period, as large-cap equities, measured by the S&P 500 Index, outperformed mid and small-cap equities, measured by the S&P MidCap 400 Index and Russell 2000 Index, respectively.

Nine out of eleven sectors in the Russell 3000 Growth Index rose during the period, with Consumer Discretionary (17%), Information Technology

(13%), and Consumer Staples (11%) performing the best. Materials (-11%) and Energy (-11%) lagged on a relative basis during the period.

Sector allocation, a result of our bottom-up stock selection process, detracted from performance relative to the Russell 3000 Growth Index during the period, due to an overweight to Consumer Discretionary and Energy sectors. This was partially offset by the positive impact of an underweight to the Consumer Staples sector, which contributed to performance relative to the Russell 3000 Growth Index. Security selection contributed to performance relative to the Russell 3000 Growth Index during the period, with strong selection in Health Care, Consumer Staples, and Industrials sectors, which was partially offset by weaker selection within Consumer Discretionary, Materials, and Real Estate sectors.

Top detractors from performance relative to the Russell 3000 Growth Index during the period included Apple (Information Technology), Floor & Décor (Consumer Discretionary), and Microsoft (Information Technology). Shares of Apple, a U.S.-based leader in mobile devices and digital content distribution markets, rose during the period as the company reported strong quarterly results which came in ahead of consensus expectations and were viewed as positive by investors. The company displayed significant topline growth due to increase in iPhone average selling prices (ASPs) and massive earnings per share growth due to tax reform and year over year reduction in shares outstanding. Not owning a position in Apple, a benchmark constituent, detracted from performance relative to the Russell 3000 Growth Index. Floor & Décor, a U.S.-based flooring and related accessory retailer, also detracted from performance during the period. The stock price fell after the company announced softer than expected quarterly sales growth including lower same-store-sales and guidance below consensus expectations. We initiated a position in Floor & Décor during the period and as of the end of the period, continued to believe in the long term growth prospects of the company, but trimmed the Fund’s position to fund more compelling opportunities in our view. Shares of Microsoft, a U.S.-based developer of software products and services, rose due to strong revenue growth mainly attributable to the commercial cloud and pull through of newer hybrid server products. Not owning a position in Microsoft, a benchmark constituent, detracted from performance relative to the Russell 3000 Growth Index. Advanced Micro Devices (Information Technology) and ADT (Industrials) were among the top absolute detractors during the period.

15

The Hartford Growth Opportunities Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Top contributors to performance relative to the Russell 3000 Growth Index during the period included Trade Desk (Information Technology), DexCom (Healthcare), and Wayfair (Consumer Discretionary). The stock price of Trade Desk, a U.S.-based technology company providing ad buyers a platform to manage and display social, mobile, and video advertising, rose after revenue and earnings came in significantly above consensus estimates. We trimmed the Fund’s position on strength. The share price of DexCom, a U.S.-based provider of continuous monitoring systems for diabetes patients, rose on strong earnings results and revenue growth which exceeded consensus estimates. The company is seeing robust demand for its G6 monitoring device, in addition to increased patient awareness. Share prices of Wayfair, a U.S.-based online home goods and furnishings provider, rose as the company announced strong revenue growth, along with consistent order and customer growth. ServiceNow (Information Technology) was among the top absolute contributors during the period.

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

What is the outlook?

While we continue to remain optimistic on the outlook for continued economic growth in the U.S., we are becoming more cautious around macroeconomic uncertainties including the impacts of trade tensions between the U.S. and China.

We are still identifying a wide array of ideas in the Fund that differ from the Russell 3000 Growth Index, and while we generally believe valuations are not quite as attractive as they have been over the past year, we are finding a number of companies that we view as mispriced for continued economic growth. The recent market pullback has given us a chance to reevaluate the Fund’s positioning and add to our highest conviction names where we believe market sentiment has overwhelmed strong fundamentals. Information Technology continues to be the Fund’s largest absolute sector weight.

At the end of the period, the Fund’s largest overweight positions relative to the Russell 3000 Growth Index were to Healthcare, Consumer Discretionary, and Energy sectors, while the Fund’s largest underweights were to Industrials, Consumer Staples, and Information Technology sectors.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.7%
Consumer Discretionary	17.4
Consumer Staples	3.8
Energy	2.2
Financials	4.7
Health Care	18.2
Industrials	9.4
Information Technology	32.1
Materials	1.0
Real Estate	1.0

Total	99.5%

Short-Term Investments	1.4
Other Assets & Liabilities	(0.9)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

16

The Hartford Healthcare Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 5/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	3.86%	11.87%	15.09%
Class A2	-1.85%	10.61%	14.44%
Class C1	3.10%	11.05%	14.27%
Class C2	2.13%	11.05%	14.27%
Class I1	4.15%	12.17%	15.42%
Class R3[1]	3.55%	11.52%	14.79%
Class R4[1]	3.86%	11.85%	15.16%
Class R5[1]	4.15%	12.18%	15.49%
Class Y1	4.24%	12.30%	15.59%
Class F1	4.26%	12.21%	15.44%
S&P Composite 1500 Health Care Index	12.29%	13.25%	15.39%
S&P 500 Index	7.35%	11.34%	13.24%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.31%	1.31%
Class C	2.05%	2.05%
Class I	1.03%	1.03%
Class R3	1.62%	1.62%
Class R4	1.32%	1.32%
Class R5	1.03%	1.03%
Class Y	0.93%	0.93%
Class F	0.91%	0.91%

*

Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended 10/31/18.

17

The Hartford Healthcare Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Jean M. Hynes, CFA

Senior Managing Director and Global Industry Analyst

Wellington Management Company LLP

Ann C. Gallo

Senior Managing Director and Global Industry Analyst

Wellington Management Company LLP

Robert L. Deresiewicz

Senior Managing Director and Global Industry Analyst

Wellington Management Company LLP

Manager Discussion

How did the Fund perform during the period?

The Class A shares of The Hartford Healthcare Fund returned 3.86%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmark, the S&P Composite 1500 Health Care Index, which returned 12.29% for the same period. The Class A shares of the Fund also underperformed the S&P 500 Index, the Fund’s other benchmark, which returned 7.35% during the period. For the same period, the Class A shares of the Fund also underperformed the 6.80% average return of the Lipper Global Health and Biotechnology peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Healthcare equities (+11.3%) outperformed both the broader U.S. equity market (+7.3%) and the global equity market (+0.0%) during the period, as measured by the S&P Composite 1500 Health Care, S&P 500, and the MSCI All Country World (ACWI) Indices, respectively.

Within the S&P Composite 1500 Health Care Index, 4 of the 5 sub-sectors posted positive absolute returns during the period. Healthcare services (21%), medical technology (17%), and small cap biopharma (16%) and large cap biopharma (7%) rose during the period. Mid cap biopharma (-6%) posted a negative absolute return during the period.

Security selection was the primary detractor to performance relative to the S&P Composite 1500 Health Care Index during the period, while sector allocation also detracted negatively from relative returns. Security selection was weakest in small-cap and large-cap biopharma names during the period, while selection in medical technology contributed positively. Within sector allocation, a result of the Fund’s bottom-up stock selection process, an overweight allocation to mid-cap biopharma detracted most from performance relative to the S&P Composite 1500 Health Care Index during the period, and was only partially offset by the positive impact of an underweight to large-cap biopharma.

Portola Pharmaceuticals (biopharma), Merck (biopharma), and Pfizer (biopharma) were the largest detractors from benchmark-relative results. The share price of Portola Pharmaceuticals, a U.S.-based biopharma company, declined following a disappointing European regulatory ruling on its cardiovascular drug betrixaban. Shares of Merck, a U.S.-based pharmaceutical company, moved higher after FDA approval of both

Lenvima, a drug for first-line liver cancer, and an expanded label for Keytruda in combination with Altima and chemotherapy for first line treatment of metastatic non-small cell lung cancer in patients without certain tumors. Not owning this benchmark constituent detracted from relative performance over the period. Not owning Pfizer, a U.S.-based pharmaceutical company, detracted from benchmark-relative returns during the period as a deep research pipeline, dozens of partnerships and an impressive roster of profitable drugs have led the company’s strong performance. Top absolute detractors included Portola Pharmaceuticals and Bristol-Myers Squibb.

Loxo Oncology (biopharma), Johnson & Johnson (biopharma), and AbbVie (biopharma) were the top contributors to benchmark-relative performance over the period. Loxo Oncology, a U.S.-based oncology-focused biopharmaceutical company, rose following positive news on the efficacy/safety profile for one of its pipeline drugs. An underweight to Johnson & Johnson, a U.S.-based multinational medical devices, pharmaceutical and consumer packaged goods manufacturer, and not owning AbbVie, a research-based pharmaceutical company, contributed positively to benchmark-relative returns during the period as the equities underperformed. AbbVie’s stock price fell as the company announced disappointing phase 2 results for small cell lung cancer drug Rova-T and investors reacted negatively to the European patent expiration of blockbuster drug, Humira. Shares of Johnson & Johnson were weak due to a mixed first quarter 2018 earnings report and a result of the FDA’s commitment to targeting large companies that have been artificially keeping drug pricing high without supplying the market with innovative products. After its share price rebounded from its lowest point during the period, Johnson & Johnson was eliminated from the portfolio, and proceeds were used to invest in companies with more promising pipeline assets. UnitedHealth Group was a top absolute contributor to performance.

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

What is the outlook?

Over the long term, we believe that the tailwinds of innovation, an aging population, and the globalization of demand for cutting-edge Western-style health care should continue to drive growth of the sector. We believe that we are well-resourced and favorably-positioned to capitalize on that growth.

18

The Hartford Healthcare Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

The Healthcare sector has advanced broadly over the past two years, but a number of uncertainties have recently contributed to stock volatility. Regarding drug pricing, we continue to believe that meaningful structural reform is unlikely in the foreseeable future. The recently-released Trump Administration Blueprint on drug pricing seeks to increase competition, foster pricing transparency, and wring out inefficiencies in the pharmaceutical market. The role of pharmacy benefits managers, for example, is under scrutiny. The Blueprint also speaks to efforts to increase approvals of generic and biosimilar drugs. Importantly for the biopharmaceutical sector, the Blueprint is supportive of biomedical innovation and the economic model thereof. Consonant with both the Blueprint and with our longstanding approach, we favor equities of companies pursuing innovative therapeutics that address serious unmet medical needs, and equities of companies that provide solutions to the challenges of health care delivery.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Risks of focusing investments on the healthcare related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities.

Composition by Subsector(1)

as of October 31, 2018

Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	23.2%
Food & Staples Retailing	0.6
Health Care Equipment & Supplies	21.4
Health Care Providers & Services	19.7
Health Care Technology	2.8
Life Sciences Tools & Services	4.1
Pharmaceuticals	24.0

Total	95.8%

Short-Term Investments	5.3
Other Assets & Liabilities	(1.1)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

19

The Hartford MidCap Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 12/31/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	3.63%	10.46%	13.53%
Class A2	-2.07%	9.22%	12.89%
Class C1	2.84%	9.66%	12.73%
Class C2	1.87%	9.66%	12.73%
Class I1	3.91%	10.72%	13.82%
Class R3[1]	3.23%	10.10%	13.25%
Class R4[1]	3.57%	10.44%	13.58%
Class R5[1]	3.89%	10.77%	13.90%
Class R6[1]	3.97%	10.89%	14.02%
Class Y1	3.95%	10.87%	14.01%
Class F1	3.97%	10.76%	13.84%
S&P MidCap 400 Index	1.02%	8.89%	14.13%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 2/27/09. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/29/09. Performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 2/27/09 through 2/27/17 and Class A shares (excluding sales charges) prior to 2/27/09.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.13%	1.13%
Class C	1.87%	1.87%
Class I	0.90%	0.87%
Class R3	1.47%	1.47%
Class R4	1.17%	1.17%
Class R5	0.86%	0.86%
Class R6	0.76%	0.76%
Class Y	0.77%	0.77%
Class F	0.75%	0.75%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursements. Net expenses reflect such arrangements only with respect to Class I. This arrangement remains in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended 10/31/18.

20

The Hartford MidCap Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Philip W. Ruedi, CFA

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

Mark A. Whitaker, CFA

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

Manager Discussion

How did the Fund perform during the period?

The Class A shares of The Hartford MidCap Fund returned 3.63%, before sales charge, for the twelve-month period ended October 31, 2018, outperforming the Fund’s benchmark, the S&P MidCap 400 Index, which returned 1.02% for the same period. For the same period, the Class A shares of the Fund underperformed the 6.24% average return of the Lipper MidCap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities, as measured by the S&P 500 Index, posted positive results over the trailing twelve month period ending October 31, 2018. The U.S. Federal Reserve (Fed) raised its benchmark interest rate by 0.25% four times during the twelve-months ended October 31, 2018, in line with expectations. Despite continued White House turmoil and heightened U.S. tensions with Russia and North Korea, strong employment data and corporate earnings helped propel the market to a series of new highs during the first half of the period. In December 2017, tax reform was a key area of focus, culminating with a $1.5 trillion tax reform bill signed into law by Donald Trump. Entering 2018, bullish sentiment was exceptionally strong, as better-than-expected corporate profits helped drive U.S. equities higher. Signs of inflation entered the market in February and led to heightened levels of volatility. By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns in an otherwise strong economy. Nonetheless, positive sentiment persisted for much of the summer, fueled by robust earnings growth, fiscal stimulus, the announcement of a preliminary trade deal between the U.S. and Mexico, and expectations for stronger U.S. economic growth relative to other regions of the world. This all changed in the final month of the period, as U.S. equities saw their worst performance in recent years in October 2018. Concerns surrounding slowing global growth, rich valuations, and volatile U.S.-China trade relations weighed heavily on sentiment into the end of the period.

Returns varied by market-cap during the period, as large-cap equities, as measured by the S&P 500 Index, outperformed small- and mid-cap equities, as measured by the Russell 2000 Index and S&P MidCap 400 Index, respectively.

Within the S&P MidCap 400 Index, six of the eleven sectors posted positive returns during the period. The Healthcare (+19%), Energy (+15%), and Consumer Staples (+7%) sectors performed best while Materials (-10%), Financials (-4%), and Industrials (-4%) lagged.

The Fund outperformed the S&P MidCap 400 Index during the period primarily as a result of strong sector allocation, a result of our bottom up stock selection process. This was primarily due to an overweight allocation to the Healthcare sector and an underweight to the Materials sector. This was partially offset by an underweight to the Consumer Staples sector, which detracted from performance. Stock selection also contributed positively to benchmark-relative returns with strong selection in Industrials, Information Technology, and Financials. This was partially offset by negative stock selection in Healthcare and Energy, which detracted from performance.

Top relative contributors to performance included Sage Therapeutics (Healthcare), Neurocrine Biosciences (Healthcare), and Verisign (Information Technology). The leading contributor to performance relative to the benchmark was Sage Therapeutics, a U.S.-based biotech company focused on diseases of the central nervous system. The stock price of the company rose throughout the year after the company announced successful test results for drugs treating postpartum depression and Major Depressive Disorder. The share price of Neurocrine Biosciences, a U.S.-based biopharmaceutical company which makes Ingrezza, a drug that treats tardive dyskinesia, a side-effect of long term opioid use, also performed well as it reported strong revenue growth during the period. Verisign, a U.S.-based internet domain registry company, saw its stock price rise after it reported strong financial results for the year as the company continued to see growing demand for .com and .net address registration. Wex Inc. (Information Technology) was also a top absolute contributor to returns during the period.

Top relative detractors included TESARO (Healthcare), Newfield Exploration (Energy), and not holding Abiomed (Healthcare). TESARO, a U.S.-based pharmaceutical company with a focus on drug development for cancer treatment, was the top relative detractor for the period. Share prices fell due to competitive pressures from a similar class of oncology drugs, which challenged its market leadership in that segment. The stock price of Newfield Exploration, a U.S.-based independent energy company, was impacted by the fact that oil prices had declined since June. We believe the company should benefit from its STACK shale play in Oklahoma. Abiomed is a U.S.-based manufacturer of medical implant devices. Share prices rose during the period as the company has continued to observe positive results for its flagship medical implant devices which assist the heart in pumping, or replacing the heart’s functions temporarily during surgery or acute heart failure. Not owning this benchmark-constituent detracted from relative returns. Blackbaud (Information Technology) was also a top absolute detractor from returns during the period.

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

21

The Hartford MidCap Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

What is the outlook?

We believe the U.S. economy remained on a solid footing as of the end of the period. A number of issues, including international trade, the ongoing Special Counsel investigation headed by Robert Mueller, and gridlock in Washington may cause an increase in market volatility. At the end of the period, the Fund was most overweight Information Technology, Healthcare, and Industrials, and most underweight Real Estate, Consumer Discretionary, and Materials equities relative to the benchmark.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.7%
Consumer Discretionary	6.6
Energy	4.0
Financials	14.8
Health Care	19.3
Industrials	18.5
Information Technology	27.7
Materials	2.7
Real Estate	1.3
Utilities	2.4

Total	100.0%

Short-Term Investments	0.3
Other Assets & Liabilities	(0.3)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

22

The Hartford MidCap Value Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 4/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	-4.56%	5.62%	12.93%
Class A2	-9.81%	4.43%	12.29%
Class C1	-5.26%	4.85%	12.10%
Class C2	-6.18%	4.85%	12.10%
Class I1	-4.27%	5.91%	13.23%
Class R3[1]	-4.84%	5.32%	12.76%
Class R4[1]	-4.52%	5.66%	13.05%
Class R5[1]	-4.32%	5.97%	13.33%
Class Y1	-4.23%	6.05%	13.41%
Class F1	-4.18%	5.99%	13.27%
Russell 2500 Value Index	0.27%	7.17%	12.11%
Russell MidCap Value Index	0.16%	8.11%	13.35%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 5/28/10 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/28/10.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest U.S. companies based on their market capitalization and current index membership.

Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.24%	1.24%
Class C	1.99%	1.99%
Class I	0.99%	0.99%
Class R3	1.52%	1.52%
Class R4	1.22%	1.22%
Class R5	0.91%	0.91%
Class Y	0.83%	0.83%
Class F	0.80%	0.80%

*

Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended 10/31/18.

23

The Hartford MidCap Value Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

James N. Mordy*

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

Gregory J. Garabedian

Managing Director and Equity Research Analyst

Wellington Management Company LLP

* Mr. Mordy has announced his plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP, as of December 31, 2018. Accordingly, he will no longer serve as a portfolio manager to the Fund as of December 31, 2018.

Manager Discussion

How did the Fund perform during the period?

The Class A shares of The Hartford MidCap Value Fund returned -4.56%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmarks, the Russell 2500 Value Index and the Russell MidCap Value Index, which returned 0.27% and 0.16%, respectively, for the same period. For the same period, the Class A shares of the Fund also underperformed the 0.49% average return of the Lipper Mid-Cap Core Fund peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities, as measured by the S&P 500 Index, posted positive results over the trailing twelve-month period ended October 31, 2018. The U.S. Federal Reserve (Fed) raised its benchmark interest rate by 0.25% four times during the twelve-months ended October 31, 2018, in line with expectations. Despite continued White House turmoil and heightened U.S. tensions with Russia and North Korea, strong employment data and corporate earnings helped propel the market to a series of new highs during the first half of the period. In December 2017, tax reform was a key area of focus, culminating with a $1.5 trillion tax reform bill signed into law by President Donald Trump. Entering 2018, bullish sentiment was exceptionally strong; as better-than-expected corporate profits helped drive U.S. equities higher. Signs of inflation entered the market in February and led to heightened levels of volatility. By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns in an otherwise strong economy. Nonetheless, positive sentiment persisted for much of the summer, fueled by robust earnings growth, fiscal stimulus, the announcement of a preliminary trade deal between the U.S. and Mexico, and expectations for stronger U.S. economic growth relative to other regions of the world. This all changed in the final month of the period, as U.S. equities saw their worst performance in recent years in October. Concerns surrounding slowing global growth, rich valuations, and volatile U.S. and China trade relations weighed heavily on sentiment into the end of the period.

Returns varied by market-cap during the period; large-cap equities, as measured by the S&P 500 Index, outperformed mid- and small-cap equities, as measured by the S&P MidCap 400 and Russell 2000 Index, respectively. Returns within the mid cap space varied by style, as the Russell Midcap Growth Index outperformed the Russell Midcap Value Index.

Five of the eleven sectors in the Russell 2500 Value Index gained during the period, with Healthcare (+12%), Energy (+6%), and Utilities (+5%)

performing the best, while Materials (-6%), Industrials (-6%), and Information Technology (-2%) lagged during the period.

The Fund’s underperformance relative to the Russell 2500 Value Index over the twelve-month period was driven primarily by weak security selection within Consumer Discretionary, Energy, and Financials sectors, which was partially offset by strong stock selection within Real Estate, Information Technology, and Utilities sectors. Sector allocation, a result of the bottom up stock selection process, also weighed on benchmark-relative returns, in part due to overweights to the Materials and Industrials sectors and an underweight to the Consumer Discretionary sector. An underweight allocation to the Real Estate sector proved favorable, as did an underweight to the Financials sector, which contributed to performance relative to the Russell 2500 Value Index.

Top absolute and relative detractors from benchmark returns included Newfield Exploration (Energy), Arrow Electronics (Information Technology), and JELD-WEN (Industrials). Shares of Newfield Exploration suffered early in the period from what we think were investor misperceptions regarding the company’s STACK resource base in the Anadarko Basin, despite Newfield actually demonstrating solid improvements in their results. Arrow Electronics underperformed despite strong underlying fundamentals in the business broadly, as the market singled in on some weakness in the enterprise computing solutions segment. JELD-WEN fell during the period on cost pressure and product mix issues that resulted in a reduced guidance range. We continued to hold all three names at the end of the period.

Top contributors to returns relative to the Russell 2500 Value Index included XL Group (Financials), Jardine Lloyd Thompson (Financials), and Microsemi (Information Technology), all three of which received acquisition offers for significant premiums. AXA announced its intent to acquire XL Group, a P&C commercial insurer and reinsurer, for 1.5X book value, causing the stock price to increase. Jardine Lloyd Thompson (JLT), the 5th largest global insurance broker, received an attractive acquisition offer from Marsh & McLennan (a 34% premium or 27x 2019 estimated earnings) and shares rose on the news. We believe this transaction validates JLT’s focus on expanding its specialty business and improving profitability in its United States and United Kingdom divisions. Microchip’s offer represented a 33% premium to Microsemi’s unadjusted share price, resulting in a significant boost in Microsemi’s share price.

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

24

The Hartford MidCap Value Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

What is the outlook?

As of the end of the period, U.S. gross domestic product continued to diverge from other major economies as earnings were significantly outpacing with and without the benefit of reduced taxes. Interestingly, while the current U.S. economic recovery is one of the longest in history, it also happens to be the slowest. This phenomenon alone could conceivably allow for a continuation of what many believe is an extended U.S. economic cycle. That said, while most economic indicators signaled a continued U.S. expansion (a positive manufacturing Institute for Supply Management (ISM) rating, healthy employment levels, strong credit performance and solid housing market fundamentals), there were certainly some metrics that warranted increased caution (increasing inflation driven by a tight labor market, flattening yield curve and economic deceleration in China). We generally believe the benefits of fiscal stimulus should continue to outweigh any negative impacts from tariffs or monetary tightening; however, a decoupled U.S. market in comparison to the rest of the world is unlikely sustainable over a long period of time (for example, U.S. Purchasing Managers’ Indices (PMI’s) can remain positive for only so long while Chinese freight indices continue to decelerate). While the ultimate goal of the Trump administration appears to be persuading China and the EU to address what it perceives as unfair trade practices, it continues to be quite difficult to judge how far each side is willing to let the tariff battle escalate and what impact the resulting uncertainty might have on business and consumer confidence.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.0%
Consumer Discretionary	3.6
Consumer Staples	3.3
Energy	7.4
Financials	20.8
Health Care	3.8
Industrials	15.3
Information Technology	14.1
Materials	9.5
Real Estate	12.6
Utilities	5.8

Total	98.2%

Short-Term Investments	3.1
Other Assets & Liabilities	(1.3)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

25

Hartford Quality Value Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 1/02/1996 (formerly, The Hartford Value Opportunities Fund) Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	2.25%	6.58%	12.39%
Class A2	-3.37%	5.38%	11.75%
Class C1	1.53%	5.81%	11.55%
Class C2	0.56%	5.81%	11.55%
Class I1	2.60%	6.94%	12.71%
Class R3[1]	2.03%	6.27%	12.09%
Class R4[1]	2.29%	6.62%	12.43%
Class R5[1]	2.57%	6.92%	12.76%
Class R6[1]	2.75%	7.03%	12.82%
Class Y1	2.65%	7.01%	12.81%
Class F1	2.71%	6.97%	12.73%
Russell 1000 Value Index	3.03%	8.61%	11.30%
Russell 3000 Value Index	2.78%	8.50%	11.27%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

The returns include the Fund’s performance when it pursued a different investment objective and principal investment strategy prior to November 1, 2017.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Effective November 1, 2017, the Russell 3000 Value Index no longer is one of the Fund’s benchmarks. The investment manager, Hartford Funds Management Company, LLC, believes that the Russell 1000 Value Index better reflects the Fund’s revised investment strategy.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

26

Hartford Quality Value Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Operating Expenses*	Gross	Net
Class A	1.09%	1.05%
Class C	1.83%	1.80%
Class I	0.77%	0.77%
Class R3	1.37%	1.35%
Class R4	1.06%	1.05%
Class R5	0.77%	0.75%
Class R6	0.65%	0.65%
Class Y	0.71%	0.70%
Class F	0.65%	0.65%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the class’ gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended 10/31/18. In addition, effective 9/1/18, Hartford Funds Management Company, LLC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses for the Fund as follows: 0.96% (Class A), 1.71% (Class C), 0.66% (Class I), 1.18%, (Class R3), 0.88% (Class R4), 0.63% (Class R5), 0.46% (Class R6), 0.57% (Class Y) and 0.46% (Class F). This contractual arrangement will remain in effect until 2/29/20 unless the Fund’s Board of Directors approves its earlier termination. This expense reimbursement arrangement is not reflected in the Operating Expenses chart.

Portfolio Manager

Matthew G. Baker

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

Manager Discussion

How did the Fund perform during the period?

The Class A shares of the Hartford Quality Value Fund returned 2.25%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmark, the Russell 1000 Value Index, which returned 3.03% for the same period. For the same period, the Class A shares of the Fund also underperformed the 3.74% average return of the Lipper Large Cap Value Fund peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities, as measured by the S&P 500 Index, posted positive results over the trailing twelve month period ending October 31, 2018. The U.S. Federal Reserve (Fed) raised its benchmark interest rate by 0.25% four times during the twelve-months ended October 31, 2018, in line with expectations. Despite continued White House turmoil and heightened U.S. tensions with Russia and North Korea, strong employment data and corporate earnings helped propel the market to a series of new highs during the first half of the period. In December 2017, tax reform was a key area of focus, culminating with a $1.5 trillion tax reform bill signed into law by Donald Trump. Entering 2018, bullish sentiment was exceptionally strong as better-than-expected corporate profits helped drive U.S. equities higher. Signs of inflation entered the market in February and led to heightened levels of volatility. By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns in an otherwise strong economy. Nonetheless, positive sentiment persisted for much of the summer, fueled by robust earnings growth, fiscal stimulus, the announcement of a preliminary trade deal between the U.S. and Mexico, and expectations for stronger U.S. economic growth relative to other regions of the world. This all changed in the final month of the period, as U.S. equities saw their worst performance in recent years in October 2018. Concerns surrounding slowing global growth, rich valuations, and volatile U.S.-China trade relations weighed heavily on investor confidence into the end of the period.

Returns varied by market-cap during the period, as large-cap equities, measured by the S&P 500 Index, outperformed mid- and small-cap equities, measured by the S&P MidCap 400 Index and Russell 2000 Index, respectively.

Eight out of eleven sectors in the Russell 1000 Value Index rose during the period, with Healthcare (+14%), Communication Services (+9%), and Information Technology (+9%) sectors performing the best. Materials (-10%) and Industrials (-8%) sectors lagged on the broader index during the period.

Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from performance relative to the Russell 1000 Value Index during the period, due to an underweight to the Communication Services sector and an overweight to the Materials sector. This was partially offset by the positive impact of an overweight to the Consumer Staples sector. Security selection contributed to benchmark-relative performance during the period, with strong selection in Consumer Discretionary, Industrials, and Materials sectors, which was partially offset by weaker selection within Financials, Healthcare, and Consumer Staples sectors, which detracted performance.

The top detractors from performance relative to the Russell 1000 Value Index were Pfizer (Healthcare), IBM (Information Technology), and Coty (Consumer Discretionary). Share prices of Pfizer, a U.S.-based biopharmaceutical company, rose as the company reported increased revenue growth which was driven by ongoing strength within their key brands (Eliquis, Xeljanz, Ibrance, Prevnar, and Xtandi). Not holding this stock detracted from relative performance. IBM, a U.S.-based information technology products and services provider, saw its share price fall after reporting decreased revenue growth with a decline in high margin software revenue. The stock price of Coty, a U.S.-based consumer beauty and cosmetic company, fell following negative earnings results with revenues slipping as their turnaround strategy continued to struggle. As such, we eliminated the Fund’s position in Coty in favor of other companies with greater return potential, in our opinion. American International Group (Financials) and Bristol-Myers Squibb (Healthcare) were among the top absolute detractors from performance during the period.

27

Hartford Quality Value Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

The largest contributors to relative performance were General Electric (Industrials), XL Group (Financials), and Hess (Energy). The stock price of General Electric, a U.S.-based multinational conglomerate operating in the technology infrastructure, capital finance, and consumer and industrial products industries, fell as the company reported earnings results that were weaker than consensus estimates, primarily driven by another miss in their Power Segment. Not holding this stock contributed positively to relative performance. Share prices of XL Group, a U.S.-based global insurance and reinsurance company, rose during the period following news that AXA would acquire the company. We eliminated the Fund’s position in XL Group during the period. The stock price of Hess, a U.S.-based oil exploration and production company, rose after the company announced strong cash flow generation and production, coupled with lower capital spending. Merck (Healthcare), Verizon (Communication Services), and Cisco Systems (Information Technology) were top absolute contributors to performance during the period.

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

What is the outlook?

We expect the U.S. economy to continue posting strong growth for the remainder of the year. The housing and labor markets remain healthy, with a low rate of unemployment, growing wage gains, and stable housing prices. We believe this should lead to continued tightening by the Fed in the form of interest rate increases. One wildcard however, that will likely dictate the pace of tightening, is growth outside of the U.S., which has been sluggish and may slow the pace of rate increases.

With stock valuations high and many sectors expensive in our view, we have been increasingly seeking equities with moderate valuations and defensive characteristics. At the end of the period, the Fund was most overweight Information Technology, Financials, and Materials sectors and most underweight Communication Services, Utilities, and Real Estate sectors, relative to the benchmark.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.1%
Consumer Discretionary	4.7
Consumer Staples	7.7
Energy	11.1
Financials	24.4
Health Care	13.7
Industrials	8.3
Information Technology	11.1
Materials	5.0
Real Estate	3.1
Utilities	4.2

Total	98.4%

Short-Term Investments	1.8
Other Assets & Liabilities	(0.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

28

Hartford Small Cap Core Fund*

Fund Overview

October 31, 2018 (Unaudited)

Inception 1/01/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

*

Effective 11/1/18, the Fund changed its name (now known as Hartford Small Cap Value Fund), principal investment strategy, portfolio manager and benchmark. The information in this report is as of 10/31/18 and therefore, does not reflect any of these changes. For more information, please see the Fund’s most recent prospectus.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	1.00%	6.03%	12.76%
Class A2	-4.55%	4.84%	12.12%
Class C1	0.27%	5.25%	11.93%
Class C2	-0.68%	5.25%	11.93%
Class I1	1.33%	6.27%	12.88%
Class R3[1]	0.82%	5.80%	12.71%
Class R4[1]	1.07%	6.12%	12.94%
Class R5[1]	1.39%	6.43%	13.19%
Class R6[1]	1.42%	6.50%	13.21%
Class Y1	1.42%	6.50%	13.21%
Class F1	1.42%	6.30%	12.90%
Russell 2000 Index	1.85%	8.01%	12.44%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class I shares commenced operations on 03/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes the Fund’s performance when it invested, prior to 2/1/10, at least 80% of its assets in common stocks of mid-capitalization companies and prior to 7/10/15, at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 6/4/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

You cannot invest directly in an index.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

29

Hartford Small Cap Core Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Operating Expenses*	Gross	Net
Class A	1.34%	1.30%
Class C	2.11%	2.05%
Class I	1.00%	1.00%
Class R3	1.59%	1.50%
Class R4	1.29%	1.20%
Class R5	0.99%	0.90%
Class R6	0.87%	0.85%
Class Y	0.87%	0.85%
Class F	0.87%	0.85%

*

Expenses as shown in the Fund’s prospectus dated March 1, 2018, as supplemented through October 11, 2018. Net expenses reflect contractual expense reimbursements, if any. The Fund filed a prospectus supplement with the U.S. Securities and Exchange Commission on 11/1/18 that reflected modifications to the Fund’s contractual management fee rate and contractual expense reimbursement arrangements that were effective 9/1/18. The gross expense ratios shown in the 11/1/18 supplement are as follows, 1.31%, (Class A), 2.08% (Class C), 0.96% (Class I), 1.56% (Class R3), 1.26% (Class R4), 0.96% (Class R5), 0.84% (Class R6), 0.90% (Class Y), and 0.84% (Class F). The net expense ratios shown in the 11/1/18 supplement are as follows, 1.30%, (Class A), 2.05% (Class C), 0.96% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5), 0.80% (Class R6), 0.85% (Class Y), and 0.80% (Class F).

Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the class’ gross expenses. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Please see accompanying Financial Highlights for expense ratios for the year ended 10/31/18.

Portfolio Manager*

David J. Elliott, CFA

Senior Managing Director, Co-Director, Quantitative Investments and Portfolio Manager

Wellington Management Company LLP

*

Effective November 1, 2018, the Fund (now known as the Hartford Small Cap Value Fund) changed its name, principal investment strategy, portfolio manager and benchmark. The information in this report is as of October 31, 2018 and therefore, does not reflect any of these changes. For more information, please see the Fund’s most recent prospectus.

Manager Discussion

How did the Fund perform during the period?

The Class A shares of the Hartford Small Cap Core Fund returned 1.00%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmark, the Russell 2000 Index, which returned 1.85% for the same period. For the same period, the Class A shares of the Fund outperformed the 0.03% average return of the Lipper Small-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities, as measured by the S&P 500 Index, posted positive results over the trailing twelve-month period ended October 31, 2018. The Federal Reserve (Fed) raised its benchmark interest rate by 0.25% four times during twelve-months ended October 31, 2018, in line with expectations. Despite continued White House turmoil and heightened US tensions with Russia and North Korea, strong employment data and corporate earnings helped propel the market to a series of new highs during the first half of the period. In December 2017, tax reform was a key area of focus, culminating with a $1.5 trillion tax reform bill signed into law by President Donald Trump. Entering 2018, bullish sentiment was exceptionally strong; as better-than-expected corporate profits helped drive U.S. equities higher. Signs of inflation entered the market in February and led to heightened levels of volatility. By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns in an otherwise strong economy. Nonetheless, positive sentiment persisted for much of the summer, fueled by robust earnings growth, fiscal stimulus, the announcement of a preliminary trade deal between the U.S. and Mexico, and expectations for stronger U.S. economic growth relative to other regions of the world. This all changed in the final month of the period, as U.S. equities saw their worst performance in recent years in October. Concerns surrounding slowing global growth, rich valuations, and volatile U.S.-China trade relations weighed heavily on sentiment into the end of the period.

Returns varied by market-cap during the period, as large-cap equities, as measured by the S&P 500 Index, outperformed mid- and small-cap equities, as measured by the S&P MidCap 400 Index and Russell 2000 Index, respectively.

Five of the eleven sectors in the Russell 2000 Index rose during the period, with Healthcare (+12%), Consumer Staples (+10%), and Consumer Discretionary (+8%) sectors performing the best. Materials (-13%), Energy (-6%), and Industrials (-4%) sectors lagged on a relative basis during the period.

Security selection contributed to performance relative to the Russell 2000 Index during the period due to stronger stock selection in Consumer Staples, Consumer Discretionary, and Energy sectors, which was partially offset by weaker stock selection in the Information Technology, Healthcare, and Industrials sectors. From a sector allocation perspective, a result of our bottom-up quantitative stock selection process, an underweight allocation to Materials and an overweight allocation to Consumer Staples contributed to benchmark-relative performance. This was partially offset by an overweight to Real Estate and underweight to Information Technology sectors, which detracted performance.

The largest detractors from absolute and relative performance to the Russell 2000 Index over the period were Banco Latinoamericano de Comercio Exterior S.A. (Financials), Akebia Therapeutics (Healthcare), and Quad/Graphics Inc. (Industrials). Share prices of Banco Latinoamericano de Comercio Exterior S.A., a specialized multinational bank, declined over the period, as the company reported lower than

30

Hartford Small Cap Core Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

expected quarterly earnings over multiple quarters. Share prices of Akebia Therapeutics, a U.S.-based biopharmaceutical product manufacturer, fell over the period, most notably after the company announced a new stock offering and it missed earnings estimates. Share prices of Quad/Graphics Inc., a U.S.-based commercial printing company, fell during the period after the company reported weaker than expected quarterly results.

The largest contributors to benchmark-relative performance during the period were Medifast Inc. (Consumer Staples), First BanCorp Puerto Rico (Financials), and Usana Health Sciences (Consumer Staples). Share prices of Medifast Inc. a U.S.-based nutrition and weight loss company, rose during the period as the company reported double digit sales growth over four consecutive quarters. Share prices of First BanCorp, a U.S.-based company providing commercial banking services, rose on positive results over multiple quarters on the back of strong net interest income and lower than expected expenses. Share prices of Usana Health Sciences, a Utah-based multi-level marketing company that produces various nutritional products, dietary supplements and skincare products, rose during the period after reporting better than expected quarter earnings results. Deckers Outdoor (Consumer Discretionary) contributed positively to absolute returns over the period.

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

What is the outlook?

At the end of the period the Fund was most overweight the Healthcare, Communication Services, and Consumer Discretionary sectors and most underweight the Financials, Utilities, and Information Technology sectors relative to the Russell 2000 Index.

As we look forward, we expect growth and inflation to remain above recent trends in 2018, but as we look forward to 2019 and 2020, we expect a deceleration in that growth as the economy digests higher interest rates and unemployment at the lowest levels since 1969. The impact of protectionism remains a wild card.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.3%
Consumer Discretionary	13.6
Consumer Staples	4.1
Energy	4.4
Financials	15.1
Health Care	17.7
Industrials	14.3
Information Technology	14.4
Materials	3.3
Real Estate	5.6
Utilities	1.2

Total	99.0%

Short-Term Investments	6.3
Other Assets & Liabilities	(5.3)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

31

The Hartford Small Cap Growth Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 1/04/1988 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	1.20%	8.29%	14.48%
Class A2	-4.36%	7.07%	13.84%
Class C1	0.53%	7.54%	13.66%
Class C2	-0.42%	7.54%	13.66%
Class I1	1.59%	8.61%	14.78%
Class R3[1]	0.94%	8.00%	14.18%
Class R4[1]	1.26%	8.34%	14.52%
Class R5[1]	1.56%	8.67%	14.86%
Class R6[1]	1.66%	8.75%	14.94%
Class Y1	1.63%	8.76%	14.95%
Class F1	1.66%	8.66%	14.81%
Russell 2000 Growth Index	4.13%	8.75%	13.89%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is an index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

You cannot invest directly in an index.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Effective 3/6/15, the Fund was closed to new investors until further notice. For more information, please see the Fund’s prospectus.

Operating Expenses*	Gross	Net
Class A	1.26%	1.26%
Class C	1.92%	1.92%
Class I	0.86%	0.86%
Class R3	1.49%	1.49%
Class R4	1.18%	1.18%
Class R5	0.87%	0.87%
Class R6	0.77%	0.77%
Class Y	0.79%	0.79%
Class F	0.77%	0.77%

*

Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended 10/31/18.

32

The Hartford Small Cap Growth Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Mammen Chally, CFA

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

David A. Siegle, CFA

Managing Director and Equity Research Analyst

Wellington Management Company LLP

Douglas W. McLane, CFA

Managing Director and Equity Research Analyst

Wellington Management Company LLP

Manager Discussion

How did the Fund perform during the period?

The Class A shares of The Hartford Small Cap Growth Fund returned 1.20%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmark, the Russell 2000 Growth Index, which returned 4.13%. For the same period, the Class A shares of the Fund underperformed the average return of the Lipper Small-Cap Growth Funds peer group 9.84%, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities, measured by the S&P 500 Index, rose for the twelve-month period ended October 31, 2018. The U.S. Federal Reserve (Fed) raised its benchmark interest rate by 0.25% four times during the twelve-months ended October 31, 2018, in line with expectations. Despite continued White House turmoil and heightened U.S. tensions with Russia and North Korea, strong employment data and corporate earnings helped propel the market to a series of new highs during the first half of the period. In December 2017, tax reform was a key area of focus, culminating with a $1.5 trillion tax reform bill signed into law by Donald Trump. Entering 2018, bullish sentiment was exceptionally strong; as better-than-expected corporate profits helped drive U.S. equities higher. Signs of inflation entered the market in February and led to heightened levels of volatility. By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns in an otherwise strong economy. Nonetheless, positive sentiment persisted for much of the summer, fueled by robust earnings growth, fiscal stimulus, the announcement of a preliminary trade deal between the U.S. and Mexico, and expectations for stronger U.S. economic growth relative to other regions of the world. This all changed in the final month of the period, as U.S. equities saw their worst performance in recent years in October. Concerns surrounding slowing global growth, rich valuations, and volatile U.S. and China trade relations weighed heavily on sentiment into the end of the period.

Returns varied by market-cap during the period, as large-cap equities, as measured by the S&P 500 Index outperformed mid-cap and small-cap equities, as measured by the S&P MidCap 400 Index and Russell 2000 Index, respectively. Five out of eleven sectors in the Russell 2000 Growth Index had positive returns during the period. The Consumer Staples (+21%), Healthcare (+12%), and Information Technology (+9%) sectors increased the most while Energy (-18%),

Materials (-15%), and Industrials (-6%), lagged the Russell 2000 Growth Index.

Security selection was the primary driver of underperformance relative to the Russell 2000 Growth Index. Weak selection in Healthcare, Materials, and Consumer Staples sectors detracted negatively from relative performance, slightly offset by strong selection in Information Technology and Energy sectors. Sector allocation, a result of the bottom up stock selection, contributed positively to relative performance primarily driven by the Fund’s underweight allocation to Materials and overweight in Information Technology.

The top relative detractors included Nektar Therapeutics (Healthcare), FivePrime Therapeutics (Healthcare), and Floor & Décor (Consumer Discretionary). Shares of Nektar Therapeutics, a biotechnology company, fell during the period as optimism decreased about the effectiveness of its leading cancer drug NKTR-214. Shares of FivePrime Therapeutics, a biotechnology company, declined during the period after reporting lackluster results in a clinical trial of the firm’s pancreatic cancer drug. Shares of Floor & Décor, a surface and flooring company, declined during the period over concerns around rising interest rates and slowing housing starts. Top absolute detractors for the period included JELD-WEN Holdings (Industrials), and FivePrime Therapeutics (Healthcare).

The top relative contributors to performance were Wingstop (Consumer Discretionary), MongoDB (Information Technology), and Etsy (Consumer Discretionary). Shares of Wingstop, an owner and operator of restaurants and franchises, rose on the back of high same-store sales growth, and optimism about the companies roll out of delivery services in 2019. Shares of MongoDB, a database platform company, rose because of strong subscription growth and continued traction in their cloud-hosted database offering. Shares of Etsy, an e-commerce company, rose during the period on the back of strong sales and revenue growth. The company also raised its revenue guidance and remains active with their share repurchase program. Top absolute contributors for the period included Etsy (Consumer Discretionary), and Wingstop (Consumer Discretionary).

Derivatives were not used in a significant manner in this Fund during the period and did not have a material impact on performance during the period.

What is the outlook?

While the overall U.S. economy remains relatively healthy, most companies are beginning to see increasing labor and material costs.

33

The Hartford Small Cap Growth Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

With unemployment levels low and trending lower, we still believe risks to U.S. inflation are to the upside. Many companies are facing the prospect of either absorbing these costs (therefore reducing marginal profitability) or passing the costs through and face the uncertain elasticity that may come from raising prices. Trade continues to dominate the narrative right now. While the initial tariff rate may be offset by some efficiencies and very nominal price increases, the risks remain high given the automatic rise in tariffs next year. We are hopeful that a conversation with China will restart soon. We are becoming cautious about supply chain disruption and capital expenditure uncertainty given the trade talks and potential reciprocal measures that China may impose. We believe that the risk of a spike in oil prices is rising each day as Iran is being blocked out of international markets. Offsetting some of these risks is the employment situation and changes to the Childcare tax and current withholdings that could be a positive surprise for many Americans tax refund next cycle. Given all of the above and, considering the market moves so far relative to earnings, the risk for increased volatility remains high in our view.

Overall, we believe the U.S. economy remains healthy, and we continue to monitor policy decisions and economic trends that may impact the Fund’s holdings. We remain consistent in adhering to our disciplined portfolio construction process that we believe allows us to assess risk, weight individual positions accordingly, and in the process build a portfolio that focuses largely on stock selection in seeking to generate benchmark relative outperformance.

At the end of the period, the Fund’s largest overweights were to the Information Technology, Healthcare, and Consumer Staples sectors, while the Fund’s largest underweights were to the Communication Services and Consumer Discretionary sectors, relative to the benchmark.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.9%
Consumer Discretionary	13.4
Consumer Staples	3.8
Energy	2.1
Financials	9.5
Health Care	26.9
Industrials	16.3
Information Technology	19.3
Materials	2.8
Real Estate	2.6

Total	98.6%

Short-Term Investments	3.9
Other Assets & Liabilities	(2.5)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

34

The Hartford Small Company Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 7/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	9.20%	7.19%	11.70%
Class A2	3.19%	5.98%	11.07%
Class C1	8.34%	6.41%	10.89%
Class C2	7.34%	6.41%	10.89%
Class I1	9.45%	7.44%	11.98%
Class R3[1]	8.92%	6.97%	11.48%
Class R4[1]	9.25%	7.30%	11.83%
Class R5[1]	9.58%	7.62%	12.15%
Class R6[1]	9.66%	7.71%	12.27%
Class Y1	9.66%	7.70%	12.26%
Class F1	9.63%	7.51%	12.01%
Russell 2000 Growth Index	4.13%	8.75%	13.89%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is an index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

You cannot invest directly in an index.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.39%	1.39%
Class C	2.18%	2.16%
Class I	1.13%	1.13%
Class R3	1.65%	1.56%
Class R4	1.34%	1.26%
Class R5	1.05%	0.96%
Class R6	0.93%	0.91%
Class Y	0.93%	0.91%
Class F	0.93%	0.91%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the class’ gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended 10/31/18.

35

The Hartford Small Company Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Steven C. Angeli, CFA

Senior Managing Director and Equity Portfolio Manager

Wellington Management Company LLP

John V. Schneider, CFA

Vice President and Equity Research Analyst

Wellington Management Company LLP

Manager Discussion

How did the Fund perform during the period?

The Class A shares of The Hartford Small Company Fund returned 9.20%, before sales charge, for the twelve-month period ended October 31, 2018, outperforming the Fund’s benchmark, the Russell 2000 Growth Index, which returned 4.13% for the same period. For the same period, the Class A shares of the Fund also underperformed the 9.84% average return of the Lipper Small Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities posted positive results over the trailing twelve-month period ended October 31, 2018. The U.S. Federal Reserve (Fed) raised its benchmark interest rate by 0.25% four times during the twelve-months ended October 31, 2018, in line with expectations. Despite continued White House turmoil and heightened U.S. tensions with Russia and North Korea, strong employment data and corporate earnings helped propel the market to a series of new highs during the first half of the period. In December 2017, tax reform was a key area of focus, culminating with a $1.5 trillion tax reform bill signed into law by Donald Trump. Entering 2018, bullish sentiment was exceptionally strong; as better-than-expected corporate profits helped drive U.S. equities higher. Signs of inflation entered the market in February and led to heightened levels of volatility. By the summer of 2018, talk of tariffs and trade wars had progressed to implementation, raising concerns in an otherwise strong economy. Nonetheless, positive sentiment persisted for much of the summer, fueled by robust earnings growth, fiscal stimulus, the announcement of a preliminary trade deal between the U.S. and Mexico, and expectations for stronger U.S. economic growth relative to other regions of the world. This all changed in the final month of the period, as U.S. equities saw their worst performance in recent years in October. Concerns surrounding slowing global growth, rich valuations, and volatile U.S. and China trade relations weighed heavily on sentiment into the end of the period.

Returns varied by market-cap during the period, as large-cap equities, as measured by the S&P 500 Index, outperformed mid-cap and small-cap equities, as measured by the S&P MidCap 400 Index and Russell 2000 Index, respectively. Small cap growth equities outperformed small cap value equities during the period, as measured by the Russell 2000 Growth Index and Russell 2000 Value Index, respectively. Five out of eleven sectors in the Russell 2000 Growth Index had positive returns during the period. Consumer Staples (+21%), Healthcare (+12%), and Information Technology (+9%) sectors increased the most while Energy (-18%), Materials (-15%), and Industrials (-6%), lagged the Russell 2000 Growth Index.

During the period, security selection was the primary driver of the Fund’s outperformance relative to the Russell 2000 Growth Index. In particular, selection was strongest in the Information Technology and Healthcare sectors, which was offset by weaker selection in the Financials and Industrials sectors, which detracted from performance relative to the Russell 2000 Growth Index. Sector allocation, which is a result of bottom-up stock selection, modestly detracted from relative returns. An underweight to Healthcare detracted most, which was slightly offset by an underweight to Industrials, which contributed to performance during the period.

Top contributors to performance relative to the Russell 2000 Growth Index during the period included Planet Fitness (Consumer Discretionary), The Trade Desk (Information Technology), and Insulet (Healthcare). Shares of Planet Fitness, a large U.S.-based franchisor and operator of fitness centers, rose during the period after it announced revenues and earnings that beat market expectations as it continued to demonstrate strong same store sales and unit growth. Shares of The Trade Desk, a U.S.-based online advertising marketplace, rose as the company increasingly took market share from traditional to digital programmatic advertising. Shares of Insulet, a producer of the Omnipod insulin management system (a tubeless insulin delivery system controlled by a remote device), rose as the emerging growth company reported positive operating income in the third quarter of 2018, its best performance to date.

Top detractors from relative performance during the period included Floor & Décor (Consumer Discretionary), Tower Semiconductor (Information Technology), and Marriott Vacations (Consumer Discretionary). Shares of Floor & Décor, a hard surface flooring company, fell as the company reported disappointing sales and lowered their guidance due to broader concerns over the implications of a slowdown in housing. Shares of Tower Semiconductor, an independent foundry providing semiconductor integrated circuits manufacturing and related design services, fell as they lowered short-term guidance stemming from weakness in their mobile phone chip segment. We eliminated the position to redeploy the proceeds into more attractive opportunities in our view. Shares of Marriott Vacations, a vacation timeshare ownership company, fell over concerns that it may have overpaid for an acquisition that will allow it to expand its geographic coverage.

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

36

The Hartford Small Company Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

What is the outlook?

Despite geopolitical turbulence, we remain constructive on equity markets as global growth prospects remain strong in our view. We believe corporate earnings momentum is strong in certain equities in the Information Technology sector, where the Fund is overweight. The main risks we see to our base case are political in nature and include mounting trade war rhetoric and the potential for tariffs to impact margins and consumer demand. However, most sustained market corrections are correlated with economic recessions, and we do not see any major signs of an imminent economic downturn in the U.S.

The Fund’s sector weights are a product of our bottom-up stock selection based on company specific research. The Fund’s largest overweights at the end of the period were to the Healthcare and Consumer Discretionary sectors while Industrials and Communication Services represented the Fund’s largest underweight exposures.

We continue to compare new opportunities to current holdings using our structured process and upside/downside framework. We remain true to our investment process, specifically our focus on emerging and re-emerging growth businesses, with sustainable growth, superior management, and positive operating momentum.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.5%
Consumer Discretionary	16.3
Consumer Staples	2.3
Energy	2.6
Financials	6.8
Health Care	27.8
Industrials	12.4
Information Technology	17.8
Materials	3.8
Real Estate	2.2

Total	94.5%

Short-Term Investments	8.2
Other Assets & Liabilities	(2.7)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

37

Hartford Domestic Equity Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of May 1, 2018 through October 31, 2018. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Annualized expense ratio
The Hartford Capital Appreciation Fund
Class A	$1,000.00	$1,000.00	$5.29	$1,000.00	$1,019.91	$5.35	1.05%
Class C	$1,000.00	$996.60	$9.01	$1,000.00	$1,016.18	$9.10	1.79%
Class I	$1,000.00	$1,001.30	$3.88	$1,000.00	$1,021.32	$3.92	0.77%
Class R3	$1,000.00	$998.30	$7.05	$1,000.00	$1,018.15	$7.12	1.40%
Class R4	$1,000.00	$999.80	$5.49	$1,000.00	$1,019.71	$5.55	1.09%
Class R5	$1,000.00	$1,001.10	$3.98	$1,000.00	$1,021.22	$4.02	0.79%
Class R6	$1,000.00	$1,001.80	$3.48	$1,000.00	$1,021.73	$3.52	0.69%
Class Y	$1,000.00	$1,001.80	$3.53	$1,000.00	$1,021.68	$3.57	0.70%
Class F	$1,000.00	$1,001.80	$3.48	$1,000.00	$1,021.73	$3.52	0.69%

Hartford Core Equity Fund
Class A	$1,000.00	$1,031.50	$3.79	$1,000.00	$1,021.48	$3.77	0.74%
Class C	$1,000.00	$1,028.00	$7.57	$1,000.00	$1,017.75	$7.53	1.48%
Class I	$1,000.00	$1,033.10	$2.41	$1,000.00	$1,022.84	$2.40	0.47%
Class R3	$1,000.00	$1,029.70	$5.63	$1,000.00	$1,019.66	$5.60	1.10%
Class R4	$1,000.00	$1,031.20	$3.89	$1,000.00	$1,021.37	$3.87	0.76%
Class R5	$1,000.00	$1,032.90	$2.51	$1,000.00	$1,022.74	$2.50	0.49%
Class R6	$1,000.00	$1,033.40	$2.00	$1,000.00	$1,023.24	$1.99	0.39%
Class Y	$1,000.00	$1,033.40	$2.15	$1,000.00	$1,023.09	$2.14	0.42%
Class F	$1,000.00	$1,033.40	$2.00	$1,000.00	$1,023.24	$1.99	0.39%

38

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Annualized expense ratio

The Hartford Dividend and Growth Fund
Class A	$1,000.00	$1,021.20	$5.04	$1,000.00	$1,020.22	$5.04	0.99%
Class C	$1,000.00	$1,017.20	$8.90	$1,000.00	$1,016.38	$8.89	1.75%
Class I	$1,000.00	$1,022.30	$3.72	$1,000.00	$1,021.53	$3.72	0.73%
Class R3	$1,000.00	$1,019.50	$6.87	$1,000.00	$1,018.40	$6.87	1.35%
Class R4	$1,000.00	$1,020.50	$5.30	$1,000.00	$1,019.96	$5.30	1.04%
Class R5	$1,000.00	$1,022.30	$3.77	$1,000.00	$1,021.48	$3.77	0.74%
Class R6	$1,000.00	$1,022.80	$3.26	$1,000.00	$1,021.98	$3.26	0.64%
Class Y	$1,000.00	$1,022.70	$3.47	$1,000.00	$1,021.78	$3.47	0.68%
Class F	$1,000.00	$1,023.10	$3.26	$1,000.00	$1,021.98	$3.26	0.64%

The Hartford Equity Income Fund
Class A	$1,000.00	$1,002.50	$5.00	$1,000.00	$1,020.22	$5.04	0.99%
Class C	$1,000.00	$999.10	$8.82	$1,000.00	$1,016.38	$8.89	1.75%
Class I	$1,000.00	$1,003.80	$3.74	$1,000.00	$1,021.48	$3.77	0.74%
Class R3	$1,000.00	$1,000.60	$6.86	$1,000.00	$1,018.35	$6.92	1.36%
Class R4	$1,000.00	$1,002.10	$5.35	$1,000.00	$1,019.86	$5.40	1.06%
Class R5	$1,000.00	$1,004.20	$3.84	$1,000.00	$1,021.37	$3.87	0.76%
Class R6	$1,000.00	$1,004.20	$3.33	$1,000.00	$1,021.88	$3.36	0.66%
Class Y	$1,000.00	$1,004.00	$3.54	$1,000.00	$1,021.68	$3.57	0.70%
Class F	$1,000.00	$1,004.30	$3.28	$1,000.00	$1,021.93	$3.31	0.65%

The Hartford Growth Opportunities Fund
Class A	$1,000.00	$1,027.80	$5.62	$1,000.00	$1,019.66	$5.60	1.10%
Class C	$1,000.00	$1,023.70	$9.44	$1,000.00	$1,015.88	$9.40	1.85%
Class I	$1,000.00	$1,029.20	$4.25	$1,000.00	$1,021.02	$4.23	0.83%
Class R3	$1,000.00	$1,026.10	$7.46	$1,000.00	$1,017.85	$7.43	1.46%
Class R4	$1,000.00	$1,027.60	$5.88	$1,000.00	$1,019.41	$5.85	1.15%
Class R5	$1,000.00	$1,029.20	$4.40	$1,000.00	$1,020.87	$4.38	0.86%
Class R6	$1,000.00	$1,029.80	$3.84	$1,000.00	$1,021.43	$3.82	0.75%
Class Y	$1,000.00	$1,029.60	$4.04	$1,000.00	$1,021.22	$4.02	0.79%
Class F	$1,000.00	$1,029.60	$3.84	$1,000.00	$1,021.43	$3.82	0.75%

The Hartford Healthcare Fund
Class A	$1,000.00	$1,017.20	$6.46	$1,000.00	$1,018.80	$6.46	1.27%
Class C	$1,000.00	$1,013.40	$10.20	$1,000.00	$1,015.07	$10.21	2.01%
Class I	$1,000.00	$1,018.60	$5.04	$1,000.00	$1,020.22	$5.04	0.99%
Class R3	$1,000.00	$1,015.50	$8.13	$1,000.00	$1,017.14	$8.13	1.60%
Class R4	$1,000.00	$1,017.00	$6.61	$1,000.00	$1,018.65	$6.61	1.30%
Class R5	$1,000.00	$1,018.60	$5.14	$1,000.00	$1,020.11	$5.14	1.01%
Class Y	$1,000.00	$1,018.90	$4.68	$1,000.00	$1,020.57	$4.69	0.92%
Class F	$1,000.00	$1,018.90	$4.53	$1,000.00	$1,020.72	$4.53	0.89%

The Hartford MidCap Fund
Class A	$1,000.00	$970.30	$5.46	$1,000.00	$1,019.66	$5.60	1.10%
Class C	$1,000.00	$966.50	$9.17	$1,000.00	$1,015.88	$9.40	1.85%
Class I	$1,000.00	$971.40	$4.07	$1,000.00	$1,021.07	$4.18	0.82%
Class R3	$1,000.00	$968.60	$7.24	$1,000.00	$1,017.85	$7.43	1.46%
Class R4	$1,000.00	$970.00	$5.71	$1,000.00	$1,019.41	$5.85	1.15%
Class R5	$1,000.00	$971.60	$4.22	$1,000.00	$1,020.92	$4.33	0.85%
Class R6	$1,000.00	$971.80	$3.73	$1,000.00	$1,021.43	$3.82	0.75%
Class Y	$1,000.00	$971.60	$3.88	$1,000.00	$1,021.27	$3.97	0.78%
Class F	$1,000.00	$971.80	$3.73	$1,000.00	$1,021.43	$3.82	0.75%

39

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Annualized expense ratio

The Hartford MidCap Value Fund
Class A	$1,000.00	$946.60	$5.99	$1,000.00	$1,019.06	$6.21	1.22%
Class C	$1,000.00	$942.50	$9.65	$1,000.00	$1,015.28	$10.01	1.97%
Class I	$1,000.00	$947.70	$4.42	$1,000.00	$1,020.67	$4.58	0.90%
Class R3	$1,000.00	$944.80	$7.50	$1,000.00	$1,017.49	$7.78	1.53%
Class R4	$1,000.00	$946.40	$6.03	$1,000.00	$1,019.01	$6.26	1.23%
Class R5	$1,000.00	$947.70	$4.57	$1,000.00	$1,020.52	$4.74	0.93%
Class Y	$1,000.00	$947.80	$4.22	$1,000.00	$1,020.87	$4.38	0.86%
Class F	$1,000.00	$948.40	$3.93	$1,000.00	$1,021.17	$4.08	0.80%

Hartford Quality Value Fund
Class A	$1,000.00	$994.50	$5.13	$1,000.00	$1,020.06	$5.19	1.02%
Class C	$1,000.00	$991.30	$8.88	$1,000.00	$1,016.28	$9.00	1.77%
Class I	$1,000.00	$996.50	$3.32	$1,000.00	$1,021.88	$3.36	0.66%
Class R3	$1,000.00	$993.60	$6.33	$1,000.00	$1,018.85	$6.41	1.26%
Class R4	$1,000.00	$994.70	$4.93	$1,000.00	$1,020.27	$4.99	0.98%
Class R5	$1,000.00	$996.60	$3.52	$1,000.00	$1,021.68	$3.57	0.70%
Class R6	$1,000.00	$997.10	$2.82	$1,000.00	$1,022.38	$2.85	0.56%
Class Y	$1,000.00	$996.60	$3.02	$1,000.00	$1,022.18	$3.06	0.60%
Class F	$1,000.00	$997.00	$2.87	$1,000.00	$1,022.33	$2.91	0.57%

Hartford Small Cap Core Fund
Class A	$1,000.00	$1,000.70	$6.45	$1,000.00	$1,018.75	$6.51	1.28%
Class C	$1,000.00	$997.60	$10.17	$1,000.00	$1,015.02	$10.26	2.02%
Class I	$1,000.00	$1,002.20	$4.74	$1,000.00	$1,020.47	$4.79	0.94%
Class R3	$1,000.00	$1,000.00	$7.06	$1,000.00	$1,018.15	$7.12	1.40%
Class R4	$1,000.00	$1,000.70	$6.00	$1,000.00	$1,019.21	$6.06	1.19%
Class R5	$1,000.00	$1,002.80	$4.59	$1,000.00	$1,020.62	$4.63	0.91%
Class R6	$1,000.00	$1,002.80	$4.24	$1,000.00	$1,020.97	$4.28	0.84%
Class Y	$1,000.00	$1,000.00	$4.84	$1,000.00	$1,020.37	$4.89	0.96%
Class F	$1,000.00	$1,002.90	$4.19	$1,000.00	$1,021.02	$4.23	0.83%

The Hartford Small Cap Growth Fund
Class A	$1,000.00	$974.60	$5.97	$1,000.00	$1,019.16	$6.11	1.20%
Class C	$1,000.00	$971.40	$9.34	$1,000.00	$1,015.73	$9.55	1.88%
Class I	$1,000.00	$976.40	$4.08	$1,000.00	$1,021.07	$4.18	0.82%
Class R3	$1,000.00	$973.30	$7.31	$1,000.00	$1,017.80	$7.48	1.47%
Class R4	$1,000.00	$974.90	$5.72	$1,000.00	$1,019.41	$5.85	1.15%
Class R5	$1,000.00	$976.40	$4.23	$1,000.00	$1,020.92	$4.33	0.85%
Class R6	$1,000.00	$976.80	$3.74	$1,000.00	$1,021.43	$3.82	0.75%
Class Y	$1,000.00	$976.60	$3.94	$1,000.00	$1,021.22	$4.02	0.79%
Class F	$1,000.00	$976.80	$3.74	$1,000.00	$1,021.43	$3.82	0.75%

The Hartford Small Company Fund
Class A	$1,000.00	$1,020.20	$6.72	$1,000.00	$1,018.55	$6.72	1.32%
Class C	$1,000.00	$1,016.40	$10.62	$1,000.00	$1,014.67	$10.61	2.09%
Class I	$1,000.00	$1,021.50	$5.30	$1,000.00	$1,019.96	$5.30	1.04%
Class R3	$1,000.00	$1,018.70	$7.89	$1,000.00	$1,017.39	$7.88	1.55%
Class R4	$1,000.00	$1,020.20	$6.37	$1,000.00	$1,018.90	$6.36	1.25%
Class R5	$1,000.00	$1,022.00	$4.84	$1,000.00	$1,020.42	$4.84	0.95%
Class R6	$1,000.00	$1,022.30	$4.59	$1,000.00	$1,020.67	$4.58	0.90%
Class Y	$1,000.00	$1,022.30	$4.59	$1,000.00	$1,020.67	$4.58	0.90%
Class F	$1,000.00	$1,021.90	$4.59	$1,000.00	$1,020.67	$4.58	0.90%

40

The Hartford Capital Appreciation Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6%
	Automobiles & Components - 1.0%
525,834	Aptiv plc	$40,384,051
137,905	Ferrari N.V.	16,148,919
457,051	Valeo S.A.	14,741,839

		71,274,809

	Banks - 3.3%
1,944,824	Bank of America Corp.	53,482,660
519,372	Citizens Financial Group, Inc.	19,398,544
196,890	First Republic Bank	17,915,021
576,381	HDFC Bank Ltd.	14,901,567
14,910	HDFC Bank Ltd. ADR	1,325,648
2,662,272	KeyCorp.	48,346,859
466,642	PNC Financial Services Group, Inc.	59,958,831
494,310	Sumitomo Mitsui Financial Group, Inc.	19,246,005

		234,575,135

	Capital Goods - 4.9%
157,953	3M Co.	30,052,138
433,800	AerCap Holdings N.V.*	21,724,704
146,735	Airbus SE	16,216,304
356,590	General Dynamics Corp.	61,540,302
1,927,392	General Electric Co.	19,466,659
806,800	Harry’s Manufacturing, Inc.*(1)(2)(3)	11,004,752
286,510	Ingersoll-Rand plc	27,487,769
143,525	L3 Technologies, Inc.	27,193,682
178,711	Lockheed Martin Corp.	52,514,227
148,292	Northrop Grumman Corp.	38,845,090
123,478	Rockwell Automation, Inc.	20,340,531
165,365	Safran S.A.	21,369,765

		347,755,923

	Commercial & Professional Services - 2.7%
134,691	CoStar Group, Inc.*	48,680,021
261,461	Equifax, Inc.	26,522,604
416,060	IHS Markit Ltd.*	21,855,632
172,892	Intertek Group plc	10,359,055
4,595	Klarna Holding AB*(1)(2)(3)	575,935
734,251	Republic Services, Inc.	53,365,363
269,474	TransUnion	17,717,915
215,566	Waste Connections, Inc.	16,477,865

		195,554,390

	Consumer Durables & Apparel - 3.8%
1,513,167	NIKE, Inc. Class B	113,548,052
257,875	Sony Corp.	13,955,350
409,992	Tapestry, Inc.	17,346,761
1,825,264	Under Armour, Inc. Class A*(4)	40,356,587
2,948,796	Under Armour, Inc. Class C*(4)	58,474,625
351,562	VF Corp.	29,137,459

		272,818,834

	Consumer Services - 4.6%
147,008	Chipotle Mexican Grill, Inc.*	67,672,193
76,266	Domino’s Pizza, Inc.	20,499,538
5,654,566	DraftKings, Inc.*(1)(2)(3)	14,416,655
730,924	Hilton Worldwide Holdings, Inc.	52,019,861
1,048,100	Las Vegas Sands Corp.	53,484,543
178,173	Marriott Vacations Worldwide Corp.	15,766,529
425,824	McDonald’s Corp.	75,328,265
250,018	New Oriental Education & Technology Group, Inc. ADR*	14,628,553
172,542	Royal Caribbean Cruises Ltd.	18,070,324

		331,886,461

	Diversified Financials - 4.6%
886,257	American Express Co.	91,045,182
329,890	Intercontinental Exchange, Inc.	25,414,726

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6% - (continued)
	Diversified Financials - 4.6% - (continued)
1,339,319	J2 Acquisition Ltd.*(5)	$12,120,837
1,087,552	Morgan Stanley	49,657,624
3,528,150	SLM Corp.*	35,775,441
429,854	State Street Corp.	29,552,462
1,236,667	TD Ameritrade Holding Corp.	63,960,417
1,326,260	UBS Group AG*	18,537,288

		326,063,977

	Energy - 3.0%
424,329	Concho Resources, Inc.*	59,019,921
421,901	Diamondback Energy, Inc.(4)	47,404,796
436,103	EOG Resources, Inc.	45,939,090
239,586	Halliburton Co.	8,308,842
342,325	Total S.A.(4)	20,086,065
2,082,878	WPX Energy, Inc.*	33,409,363

		214,168,077

	Food & Staples Retailing - 1.9%
152,826	Costco Wholesale Corp.	34,940,609
1,027,990	Walmart, Inc.	103,086,837

		138,027,446

	Food, Beverage & Tobacco - 4.4%
764,092	Altria Group, Inc.	49,696,544
1,532,390	Coca-Cola Co.	73,370,833
1,824,111	Diageo plc	63,062,284
391,528	Lamb Weston Holdings, Inc.	30,601,829
272,824	Monster Beverage Corp.*	14,418,748
613,443	PepsiCo., Inc.	68,938,724
1,557,850	Treasury Wine Estates Ltd.	16,768,012

		316,856,974

	Health Care Equipment & Services - 7.6%
83,915	Align Technology, Inc.*	18,561,998
769,512	Baxter International, Inc.	48,102,195
114,079	Becton Dickinson and Co.	26,295,210
623,100	Danaher Corp.	61,936,140
321,426	Haemonetics Corp.*	33,579,374
411,179	Insulet Corp.*	36,270,100
424,041	Koninklijke Philips N.V.	15,814,963
1,274,416	Medtronic plc	114,468,045
169,675	Penumbra, Inc.*	23,075,800
314,143	Stryker Corp.	50,960,278
64,116	Teleflex, Inc.	15,435,286
212,615	UnitedHealth Group, Inc.	55,566,930
303,467	Veeva Systems, Inc. Class A*	27,721,710
52,878	WellCare Health Plans, Inc.*	14,593,799

		542,381,828

	Household & Personal Products - 1.3%
273,519	Clorox Co.	40,603,896
926,789	Colgate-Palmolive Co.	55,190,285

		95,794,181

	Insurance - 4.3%
956,370	Aflac, Inc.	41,190,856
508,843	Arthur J Gallagher & Co.	37,659,470
496,113	Chubb Ltd.	61,969,475
350,293	Lincoln National Corp.	21,084,136
530,940	Marsh & McLennan Cos., Inc.	44,997,165
2,404,251	Ping An Insurance Group Co. of China Ltd. Class H	22,729,856
361,400	Tokio Marine Holdings, Inc.	17,026,322
537,892	Unum Group	19,503,964
313,897	Willis Towers Watson plc	44,937,495

		311,098,739

The accompanying notes are an integral part of these financial statements.

41

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6% - (continued)
	Materials - 3.7%
590,609	Anglo American plc	$12,605,591
693,009	CF Industries Holdings, Inc.	33,285,222
307,214	Eastman Chemical Co.	24,070,217
238,552	FMC Corp.	18,626,140
373,419	International Paper Co.	16,938,286
485,683	Linde plc	80,365,966
754,414	Mosaic Co.	23,341,569
391,707	Nucor Corp.	23,157,718
124,503	Packaging Corp. of America	11,430,620
210,572	Vulcan Materials Co.	21,297,252

		265,118,581

	Media & Entertainment - 2.9%
36,169	Alphabet, Inc. Class A*	39,445,188
16,818	Alphabet, Inc. Class C*	18,109,118
132,272	Netflix, Inc.*	39,917,044
558,005	Ocean Outdoor Ltd.*(1)(3)(5)	5,342,898
370,322	Spotify Technology S.A.*	55,433,500
606,257	Tencent Holdings Ltd.	20,769,916
544,780	Yandex N.V. Class A*	16,414,222
282,973	Zillow Group, Inc. Class A*	11,423,620

		206,855,506

	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
262,783	Agilent Technologies, Inc.	17,025,711
315,402	Alkermes plc*	12,877,864
150,119	Allergan plc	23,720,303
200,116	Alnylam Pharmaceuticals, Inc.*	16,095,330
683,121	AstraZeneca plc ADR	26,491,432
579,791	Bausch Health Cos., Inc.*	13,265,618
78,298	BeiGene Ltd. ADR*	9,860,850
1,619,678	Bristol-Myers Squibb Co.	81,858,526
56,800	Elanco Animal Health, Inc.*	1,731,264
431,816	Exact Sciences Corp.*	30,680,527
398,836	Gilead Sciences, Inc.	27,192,638
174,672	Heron Therapeutics, Inc.*	4,848,895
374,668	Ionis Pharmaceuticals, Inc.*	18,564,799
700,596	Johnson & Johnson	98,076,434
906,723	Merck & Co., Inc.	66,743,880
29,472	Mettler-Toledo International, Inc.*	16,115,879
308,008	Novartis AG ADR	26,938,380
1,522,797	Pfizer, Inc.	65,571,639
158,750	TESARO, Inc.*(4)	4,584,700
91,089	Thermo Fisher Scientific, Inc.	21,282,945

		583,527,614

	Real Estate - 4.4%
852,526	American Tower Corp. REIT	132,832,076
233,462	AvalonBay Communities, Inc. REIT	40,944,565
235,822	Crown Castle International Corp. REIT	25,643,284
28,867	Equinix, Inc. REIT	10,933,088
378,325	Public Storage REIT	77,734,438
146,963	Simon Property Group, Inc. REIT	26,970,650
55,763	WeWork Companies, Inc. Class A *(1)(2)(3)	3,480,726

		318,538,827

	Retailing - 5.3%
260,855	Alibaba Group Holding Ltd. ADR*	37,114,449
40,469	Amazon.com, Inc.*	64,669,867
13,768	Booking Holdings, Inc.*	25,809,217
222,590	CarMax, Inc.*	15,116,087
288,247	Delivery Hero SE*(5)	11,606,301
353,385	Expedia Group, Inc.	44,325,081
128,682	Home Depot, Inc.	22,632,590
621,249	Industria de Diseno Textil S.A.(4)	17,509,720
10,615	JAND, Inc. Class A*(1)(2)(3)	145,319
1,725,339	Just Eat plc*	13,384,275

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6% - (continued)
	Retailing - 5.3% - (continued)
388,492	Lowe’s Cos., Inc.	$36,992,208
551,463	TJX Cos., Inc.	60,594,755
316,327	Tory Burch LLC*(1)(2)(3)	16,009,293
143,905	Wayfair, Inc. Class A*	15,871,283

		381,780,445

	Semiconductors & Semiconductor Equipment - 2.8%
311,982	Analog Devices, Inc.	26,116,013
94,240	Broadcom, Inc.	21,061,698
1,250,976	Micron Technology, Inc.*	47,186,815
726,974	NXP Semiconductors N.V.	54,515,780
2,976,180	Taiwan Semiconductor Manufacturing Co., Ltd.	22,343,321
822,712	Teradyne, Inc.	28,342,428

		199,566,055

	Software & Services - 11.2%
142,569	2U, Inc.*	8,969,016
311,363	Accenture plc Class A	49,077,036
154,864	Adobe, Inc.*	38,059,377
199,299	Autodesk, Inc.*	25,759,396
290,496	DXC Technology Co.	21,156,824
210,909	FleetCor Technologies, Inc.*	42,188,127
35,851	ForeScout Technologies, Inc.*	987,336
696,095	Genpact Ltd.	19,079,964
326,890	Global Payments, Inc.	37,340,645
436,082	GoDaddy, Inc. Class A*	31,908,120
448,408	Guidewire Software, Inc.*	39,894,860
690,126	Microsoft Corp.	73,712,358
1,002,368	Nuance Communications, Inc.*	17,431,179
490,543	PayPal Holdings, Inc.*	41,298,815
463,688	salesforce.com, Inc.*	63,636,541
329,307	ServiceNow, Inc.*	59,617,739
258,928	Shopify, Inc. Class A*	35,770,903
712,886	SS&C Technologies Holdings, Inc.	36,471,248
330,173	Verint Systems, Inc.*	15,079,001
127,742	VeriSign, Inc.*	18,208,345
327,060	Visa, Inc. Class A	45,085,221
283,959	Wix.com Ltd.*	27,643,409
404,955	Workday, Inc. Class A*	53,867,114
115,079	Zuora, Inc. Class A*	2,349,913

		804,592,487

	Technology Hardware & Equipment - 2.1%
349,185	Apple, Inc.	76,422,629
226,707	CDW Corp.	20,405,897
974,729	Flex Ltd.*	7,661,370
630,252	TE Connectivity Ltd.	47,533,606

		152,023,502

	Telecommunication Services - 2.4%
1,836,398	AT&T, Inc.	56,340,691
561,212	T-Mobile US, Inc.*	38,471,083
1,349,094	Verizon Communications, Inc.	77,019,776

		171,831,550

	Transportation - 3.5%
980,753	Canadian National Railway Co.	83,842,108
990,935	CSX Corp.	68,235,784
182,257	Expeditors International of Washington, Inc.	12,244,025
379,222	Union Pacific Corp.	55,449,841
263,862	United Parcel Service, Inc. Class B	28,111,857

		247,883,615

	Utilities - 1.8%
373,109	Dominion Energy, Inc.	26,647,445
530,375	NRG Energy, Inc.	19,194,271
309,457	Sempra Energy	34,077,405

The accompanying notes are an integral part of these financial statements.

42

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6% - (continued)
	Utilities - 1.8% - (continued)
1,074,471	Southern Co.	$48,383,429

		128,302,550

	Total Common Stocks (cost $6,807,322,867)	$6,858,277,506

PREFERRED STOCKS - 2.6%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(1)(2)(3)	$1,012,170

	Consumer Services - 0.0%
10,074	Airbnb, Inc. Series E*(1)(2)(3)	1,164,857

	Diversified Financials - 0.1%
348,919	Social Finance, Inc. Series F*(1)(2)(3)	5,840,904

	Health Care Equipment & Services - 0.1%
956,830	Moderna Therapeutics, Inc. Class E*(1)(2)(3)	9,625,710

	Real Estate - 1.2%
762,484	WeWork Companies, Inc. Class D-1*(1)(2)(3)	47,594,251
599,094	WeWork Companies, Inc. Class D-2*(1)(2)(3)	37,395,448

		84,989,699

	Retailing - 0.2%
448,670	Coupang LLC*(1)(2)(3)	1,893,387
278,194	Honest Co., Inc.*(1)(2)(3)	10,076,187
23,702	JAND, Inc. Series D*(1)(2)(3)	331,828

		12,301,402

	Software & Services - 1.0%
566,622	Essence Group Holdings Corp. Series 3*(1)(2)(3)	1,365,559
77,707	Lookout, Inc. Series F*(1)(2)(3)	613,885
95,031	MarkLogic Corp. Series F*(1)(2)(3)	948,409
2,286,050	Pinterest, Inc. Series G*(1)(2)(3)	12,116,065
47,064	Sharecare, Inc. Series B2*(1)(2)(3)	10,735,769
1,025,459	Uber Technologies, Inc. Series D*(1)(2)(3)	44,556,194

		70,335,881

	Total Preferred Stocks (cost $97,053,315)	$185,270,623

CONVERTIBLE PREFERRED STOCKS - 0.0%
	Retailing - 0.0%
28,025	Honest Co., Inc. Series C*(1)(2)(3)	$857,565

	Total Convertible Preferred Stocks (cost $758,281)	$857,565

ESCROWS - 0.0%(7)
	Capital Goods - 0.0%
372,334	Lithium Technology Corp.*(1)(2)(3)	$3,723

	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.*(1)(2)(3)	15,000

	Software & Services - 0.0%
143,626	Birst Earn Out*(1)(2)(3)	—
143,626	Birst, Inc.*(1)(2)(3)	7,469
58,205	Veracode, Inc.*(1)(2)(3)	31,663

		39,132

	Telecommunication Services - 0.0%
12,218	Docusign, Inc.*(1)(2)(3)	27,491

	Total Escrows (cost $—)	$85,346

Shares or Principal Amount		Market Value†
WARRANTS - 0.0%
	Diversified Financials - 0.0%
1,365,300	J2 Acquisition Ltd. Expires 9/7/27*	$614,385

	Real Estate - 0.0%
423,202	Vinhomes JSC Expires 5/23/28*	1,203,684

	Total Warrants (cost $1,747,148)	$1,818,069

CLOSED END FUNDS - 0.6%
	Other Investment Pools & Funds - 0.6%
741,200	Altaba, Inc.*	$44,546,120

	Total Closed Funds (cost $48,290,395)	$44,546,120

	Total Long-Term Investments (cost $6,955,172,006)	$7,090,855,229

SHORT-TERM INVESTMENTS - 1.9%
	Other Investment Pools & Funds - 1.3%
97,539,419	Fidelity Institutional Government Fund, Institutional Class, 2.07%(6)	$97,539,419

	Securities Lending Collateral - 0.6%
2,120,456	Citibank NA DDCA, 2.19%, 11/1/2018(6)	2,120,456
16,420,576	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(6)	16,420,576
4,826,087	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(6)	4,826,087
11,714,733	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(6)	11,714,733
2,241,759	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(6)	2,241,759
5,085,506	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(6)	5,085,506

		42,409,117

	Total Short-Term Investments (cost $139,948,536)	$139,948,536

Total Investments (cost $7,095,120,542)	100.7%	$7,230,803,765
Other Assets and Liabilities	(0.7)%	(52,541,293)

Total Net Assets	100.0%	$7,178,262,472

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

43

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

October 31, 2018

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $231,846,214 or 3.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Preferred	10,074	$937,833	$1,164,857
03/2015	Birst Earn Out	143,626	—	—
03/2015	Birst, Inc.	143,626	—	7,469
11/2014	Coupang LLC Preferred	448,670	1,396,764	1,893,387
05/2018	Docusign, Inc.	12,218	—	27,491
12/2014	DraftKings, Inc.	5,654,566	20,596,932	14,416,655
05/2014	Essence Group Holdings Corp. Series 3 Preferred	566,622	895,999	1,365,559
06/2015	Harry’s Manufacturing, Inc.	806,800	10,846,942	11,004,752
08/2015	Honest Co., Inc. Preferred	278,194	12,728,766	10,076,187
08/2014	Honest Co., Inc. Series C Convertible Preferred	28,025	758,281	857,565
04/2015	JAND, Inc. Class A	10,615	121,917	145,319
04/2015	JAND, Inc. Series D Preferred	23,702	272,225	331,828
08/2015	Klarna Holding AB	4,595	503,982	575,935
08/2013	Lithium Technology Corp.	372,334	—	3,723
07/2014	Lookout, Inc. Series F Preferred	77,707	887,655	613,885
04/2015	MarkLogic Corp. Series F Preferred	95,031	1,103,709	948,409
12/2014	Moderna Therapeutics, Inc. Class E Preferred	956,830	5,900,771	9,625,710
01/2014	One Kings Lane, Inc.	83,332	—	15,000
03/2015	Pinterest, Inc. Series G Preferred	2,286,050	16,411,763	12,116,065
09/2015	Rubicon Global Holdings LLC Series C Preferred	33,739	673,447	1,012,170

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
03/2015	Sharecare, Inc. Series B2 Preferred	47,064	$11,759,882	$10,735,769
09/2015	Social Finance, Inc. Series F Preferred	348,919	5,504,651	5,840,904
11/2013	Tory Burch LLC	316,327	24,792,581	16,009,293
06/2014	Uber Technologies, Inc. Series D Preferred	1,025,459	15,907,997	44,556,194
04/2017	Veracode, Inc.	58,205	—	31,663
12/2014	WeWork Companies, Inc. Class A	55,763	928,519	3,480,726
12/2014	WeWork Companies, Inc. Class D-1 Preferred	762,484	12,696,243	47,594,251
12/2014	WeWork Companies, Inc. Class D-2 Preferred	599,094	9,975,610	37,395,448

			$155,602,469	$231,846,214

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At October 31, 2018, the aggregate fair value of these securities was $237,189,112, which represented 3.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities was $29,070,036, representing 0.4% of net assets.

(6)	Current yield as of period end.

(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Futures Contracts Outstanding at October 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	395	12/21/2018	$53,544,225	$(1,993,236)

Total futures contracts				$(1,993,236)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

44

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

October 31, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$71,274,809	$40,384,051	$30,890,758	$—
Banks	234,575,135	200,427,563	34,147,572	—
Capital Goods	347,755,923	299,165,102	37,586,069	11,004,752
Commercial & Professional Services	195,554,390	184,619,400	10,359,055	575,935
Consumer Durables & Apparel	272,818,834	258,863,484	13,955,350	—
Consumer Services	331,886,461	317,469,806	—	14,416,655
Diversified Financials	326,063,977	307,526,689	18,537,288	—
Energy	214,168,077	194,082,012	20,086,065	—
Food & Staples Retailing	138,027,446	138,027,446	—	—
Food, Beverage & Tobacco	316,856,974	237,026,678	79,830,296	—
Health Care Equipment & Services	542,381,828	526,566,865	15,814,963	—
Household & Personal Products	95,794,181	95,794,181	—	—
Insurance	311,098,739	271,342,561	39,756,178	—
Materials	265,118,581	252,512,990	12,605,591	—
Media & Entertainment	206,855,506	180,742,692	20,769,916	5,342,898
Pharmaceuticals, Biotechnology & Life Sciences	583,527,614	583,527,614	—	—
Real Estate	318,538,827	315,058,101	—	3,480,726
Retailing	381,780,445	323,125,537	42,500,296	16,154,612
Semiconductors & Semiconductor Equipment	199,566,055	177,222,734	22,343,321	—
Software & Services	804,592,487	804,592,487	—	—
Technology Hardware & Equipment	152,023,502	152,023,502	—	—
Telecommunication Services	171,831,550	171,831,550	—	—
Transportation	247,883,615	247,883,615	—	—
Utilities	128,302,550	128,302,550	—	—
Preferred Stocks	185,270,623	—	—	185,270,623
Convertible Preferred Stocks	857,565	—	—	857,565
Escrows	85,346	—	—	85,346
Warrants	1,818,069	1,818,069	—	—
Closed End Funds	44,546,120	44,546,120	—	—
Short-Term Investments	139,948,536	139,948,536	—	—

Total	$7,230,803,765	$6,594,431,935	$399,182,718	$237,189,112

Liabilities
Futures Contracts(2)	$(1,993,236)	$(1,993,236)	$—	$—

Total	$(1,993,236)	$(1,993,236)	$—	$—

(1)

For the year ended October 31, 2018, investments valued at $4,132,444 were transferred into Level 3 due to the unavailability of active market pricing and investments valued at $2,949,028 were transferred out of Level 3 due to the expiration of trading restrictions.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the year ended October 31, 2018:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$43,555,875	$238,302,918	$855,323	$—	$282,714,116
Conversions*	(404,976)	—	—	404,976	—
Purchases	1,367,360	—	—	—	1,367,360
Sales	(5,192,953)	(33,244,765)	—	—	(38,437,718)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	(20,394,465)	4,139,466	—	—	(16,254,999)
Net change in unrealized appreciation/(depreciation)	28,533,376	(21,599,051)	2,242	(319,630)	6,616,937
Transfers into Level 3	4,132,444	—	—	—	4,132,444
Transfers out of Level 3	(621,083)	(2,327,945)	—	—	(2,949,028)

Ending balance	$50,975,578	$185,270,623	$857,565	$85,346	$237,189,112

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at October 31, 2018 was $(10,492,147).

*	Private Equity securities that were common stocks are now escrows.

The accompanying notes are an integral part of these financial statements.

45

Hartford Core Equity Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Banks - 8.2%
3,252,897	Bank of America Corp.	$89,454,668
1,032,969	Fifth Third Bancorp	27,879,833
885,057	JP Morgan Chase & Co.	96,488,914
547,509	PNC Financial Services Group, Inc.	70,349,431

		284,172,846

	Capital Goods - 6.2%
486,779	AMETEK, Inc.	32,653,135
191,176	Boeing Co.	67,840,715
519,241	Fortune Brands Home & Security, Inc.	23,277,574
167,886	General Dynamics Corp.	28,973,766
252,919	Illinois Tool Works, Inc.	32,264,877
197,850	Snap-on, Inc.	30,457,029

		215,467,096

	Commercial & Professional Services - 2.3%
177,060	Equifax, Inc.	17,960,966
487,683	IHS Markit Ltd.*	25,617,988
500,066	Republic Services, Inc.	36,344,797

		79,923,751

	Consumer Durables & Apparel - 2.7%
739,773	NIKE, Inc. Class B	55,512,566
474,805	VF Corp.	39,351,838

		94,864,404

	Consumer Services - 3.2%
854,088	Aramark	30,678,841
350,100	Hilton Worldwide Holdings, Inc.	24,916,617
317,651	McDonald’s Corp.	56,192,462

		111,787,920

	Diversified Financials - 2.2%
345,011	American Express Co.	35,442,980
438,517	Capital One Financial Corp.	39,159,568

		74,602,548

	Energy - 2.4%
584,787	Continental Resources, Inc.*	30,806,579
479,833	EOG Resources, Inc.	50,545,608

		81,352,187

	Food & Staples Retailing - 3.5%
245,802	Costco Wholesale Corp.	56,197,711
653,718	Walmart, Inc.	65,554,841

		121,752,552

	Food, Beverage & Tobacco - 1.3%
81,247	Constellation Brands, Inc. Class A	16,186,840
521,143	Monster Beverage Corp.*	27,542,407

		43,729,247

	Health Care Equipment & Services - 11.0%
652,175	Abbott Laboratories	44,960,945
195,270	Anthem, Inc.	53,810,554
772,816	Baxter International, Inc.	48,308,728
306,503	Danaher Corp.	30,466,398
754,876	Hologic, Inc.*	29,432,615
228,890	Laboratory Corp. of America Holdings*	36,748,290
579,382	Medtronic plc	52,040,091
329,731	UnitedHealth Group, Inc.	86,175,197

		381,942,818

	Household & Personal Products - 3.9%
722,093	Colgate-Palmolive Co.	43,000,638
184,990	Estee Lauder Cos., Inc. Class A	25,425,026
766,960	Procter & Gamble Co.	68,014,013

		136,439,677

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Insurance - 3.6%
485,244	Allstate Corp.	$46,447,556
493,048	Athene Holding Ltd. Class A*	22,542,155
447,484	Chubb Ltd.	55,895,226

		124,884,937

	Materials - 2.1%
495,279	DowDuPont, Inc.	26,705,444
299,868	Ecolab, Inc.	45,924,784

		72,630,228

	Media & Entertainment - 4.4%
84,847	Alphabet, Inc. Class A*	92,532,441
20,222	Alphabet, Inc. Class C*	21,774,443
254,340	Facebook, Inc. Class A*	38,606,269

		152,913,153

	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
185,583	Allergan plc	29,323,970
589,731	Bristol-Myers Squibb Co.	29,805,004
554,311	Eli Lilly & Co.	60,109,485
734,136	Merck & Co., Inc.	54,039,751
208,600	Thermo Fisher Scientific, Inc.	48,739,390

		222,017,600

	Real Estate - 1.0%
228,313	American Tower Corp. REIT	35,573,449

	Retailing - 3.9%
23,288	Booking Holdings, Inc.*	43,655,219
428,674	Dollar Tree, Inc.*	36,137,218
494,865	TJX Cos., Inc.	54,375,767

		134,168,204

	Semiconductors & Semiconductor Equipment - 1.7%
594,789	Micron Technology, Inc.*	22,435,441
961,802	ON Semiconductor Corp.*	16,350,634
625,362	Teradyne, Inc.	21,543,721

		60,329,796

	Software & Services - 11.8%
689,667	GoDaddy, Inc. Class A*	50,462,935
645,836	Leidos Holdings, Inc.	41,837,256
481,893	Mastercard, Inc. Class A	95,255,789
894,664	Microsoft Corp.	95,559,062
294,922	salesforce.com, Inc.*	40,475,095
570,226	SS&C Technologies Holdings, Inc.	29,172,762
337,491	Total System Services, Inc.	30,762,305
197,218	Workday, Inc. Class A*	26,233,938

		409,759,142

	Technology Hardware & Equipment - 5.3%
376,272	Apple, Inc.	82,350,890
287,967	CDW Corp.	25,919,910
343,881	Motorola Solutions, Inc.	42,146,055
424,761	NetApp, Inc.	33,339,491

		183,756,346

	Telecommunication Services - 1.8%
1,110,570	Verizon Communications, Inc.	63,402,441

	Transportation - 2.1%
180,124	FedEx Corp.	39,688,522
197,744	Norfolk Southern Corp.	33,187,376

		72,875,898

	Utilities - 4.9%
747,895	American Electric Power Co., Inc.	54,865,577
429,120	NextEra Energy, Inc.	74,023,200

The accompanying notes are an integral part of these financial statements.

46

Hartford Core Equity Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Utilities - 4.9% - (continued)
483,555	Pinnacle West Capital Corp.	$39,772,399

		168,661,176

	Total Common Stocks (cost $2,715,954,947)	$3,327,007,416

	Total Long-Term Investments (cost $2,715,954,947)	$3,327,007,416

SHORT-TERM INVESTMENTS - 3.7%
	Other Investment Pools & Funds - 3.7%
129,695,964	Fidelity Institutional Government Fund, Institutional Class, 2.07%(1)	$129,695,964

	Total Short-Term Investments (cost $129,695,964)	$129,695,964

Total Investments (cost $2,845,650,911)	99.6%	$3,456,703,380
Other Assets and Liabilities	0.4%	13,130,278

Total Net Assets	100.0%	$3,469,833,658

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	657	12/21/2018	$89,059,635	$(4,075,762)

Total futures contracts				$(4,075,762)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

47

Hartford Core Equity Fund

Schedule of Investments – (continued)

October 31, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$284,172,846	$284,172,846	$—	$—
Capital Goods	215,467,096	215,467,096	—	—
Commercial & Professional Services	79,923,751	79,923,751	—	—
Consumer Durables & Apparel	94,864,404	94,864,404	—	—
Consumer Services	111,787,920	111,787,920	—	—
Diversified Financials	74,602,548	74,602,548	—	—
Energy	81,352,187	81,352,187	—	—
Food & Staples Retailing	121,752,552	121,752,552	—	—
Food, Beverage & Tobacco	43,729,247	43,729,247	—	—
Health Care Equipment & Services	381,942,818	381,942,818	—	—
Household & Personal Products	136,439,677	136,439,677	—	—
Insurance	124,884,937	124,884,937	—	—
Materials	72,630,228	72,630,228	—	—
Media & Entertainment	152,913,153	152,913,153	—	—
Pharmaceuticals, Biotechnology & Life Sciences	222,017,600	222,017,600	—	—
Real Estate	35,573,449	35,573,449	—	—
Retailing	134,168,204	134,168,204	—	—
Semiconductors & Semiconductor Equipment	60,329,796	60,329,796	—	—
Software & Services	409,759,142	409,759,142	—	—
Technology Hardware & Equipment	183,756,346	183,756,346	—	—
Telecommunication Services	63,402,441	63,402,441	—	—
Transportation	72,875,898	72,875,898	—	—
Utilities	168,661,176	168,661,176	—	—
Short-Term Investments	129,695,964	129,695,964	—	—

Total	$3,456,703,380	$3,456,703,380	$—	$—

Liabilities
Futures Contracts(2)	$(4,075,762)	$(4,075,762)	$—	$—

Total	$(4,075,762)	$(4,075,762)	$—	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

48

The Hartford Dividend and Growth Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Banks - 10.4%
9,845,996	Bank of America Corp.	$270,764,890
1,058,567	Bank of Nova Scotia	56,855,634
1,390,665	Citigroup, Inc.	91,032,931
2,621,643	JP Morgan Chase & Co.	285,811,520
1,173,225	PNC Financial Services Group, Inc.	150,747,680

		855,212,655

	Capital Goods - 5.3%
556,248	Deere & Co.	75,338,229
605,592	Eaton Corp. plc	43,402,779
444,624	General Dynamics Corp.	76,733,210
291,101	Honeywell International, Inc.	42,157,247
2,227,533	Johnson Controls International plc	71,214,230
185,625	Lockheed Martin Corp.	54,545,906
36,167	Resideo Technologies, Inc.*	761,312
599,896	United Technologies Corp.	74,513,082

		438,665,995

	Consumer Services - 0.9%
1,024,494	Hilton Worldwide Holdings, Inc.	72,913,238

	Diversified Financials - 3.0%
176,807	BlackRock, Inc.	72,741,936
1,202,061	Intercontinental Exchange, Inc.	92,606,779
849,156	Northern Trust Corp.	79,880,105

		245,228,820

	Energy - 9.0%
854,003	BP plc ADR	37,038,110
1,013,651	Canadian Natural Resources Ltd.	27,692,945
1,784,676	Chevron Corp.	199,259,076
1,097,510	ConocoPhillips	76,715,949
1,701,044	Exxon Mobil Corp.	135,539,186
1,791,546	Halliburton Co.	62,130,815
1,927,833	Hess Corp.	110,657,614
2,875,893	Suncor Energy, Inc.	95,795,996

		744,829,691

	Food & Staples Retailing - 1.9%
94,280	Costco Wholesale Corp.	21,555,237
1,015,025	Sysco Corp.	72,401,733
614,558	Walmart, Inc.	61,627,876

		155,584,846

	Food, Beverage & Tobacco - 3.1%
1,514,059	Coca-Cola Co.	72,493,145
952,609	PepsiCo., Inc.	107,054,199
874,650	Philip Morris International, Inc.	77,030,426

		256,577,770

	Health Care Equipment & Services - 5.2%
814,047	Abbott Laboratories	56,120,400
1,276,898	CVS Health Corp.	92,434,646
1,420,319	Medtronic plc	127,573,053
425,026	UnitedHealth Group, Inc.	111,080,545
350,348	Universal Health Services, Inc. Class B	42,588,303

		429,796,947

	Household & Personal Products - 0.6%
978,260	Unilever N.V.	52,610,823

	Insurance - 6.9%
1,584,354	American International Group, Inc.	65,417,977
113,963	Brighthouse Financial, Inc.*	4,516,354
1,234,827	Chubb Ltd.	154,242,241
778,295	Marsh & McLennan Cos., Inc.	65,960,501
968,128	MetLife, Inc.	39,877,192
1,507,194	Principal Financial Group, Inc.	70,943,622

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Insurance - 6.9% - (continued)
1,758,493	Prudential Financial, Inc.	$164,911,473

		565,869,360

	Materials - 4.6%
1,217,719	Ball Corp.	54,553,811
770,149	BHP Billiton plc ADR	30,998,497
460,638	CRH plc ADR	13,717,800
924,531	DowDuPont, Inc.	49,850,711
726,936	FMC Corp.	56,759,163
1,937,688	International Paper Co.	87,893,528
775,656	PPG Industries, Inc.	81,513,689

		375,287,199

	Media & Entertainment - 4.9%
189,385	Alphabet, Inc. Class A*	206,539,493
5,087,900	Comcast Corp. Class A	194,052,506

		400,591,999

	Pharmaceuticals, Biotechnology & Life Sciences - 9.9%
911,556	Agilent Technologies, Inc.	59,059,713
3,763,591	AstraZeneca plc ADR	145,952,059
2,924,344	Bristol-Myers Squibb Co.	147,796,346
926,489	Eli Lilly & Co.	100,468,467
1,837,765	Merck & Co., Inc.	135,277,882
828,547	Novartis AG ADR	72,464,720
3,510,449	Pfizer, Inc.	151,159,934

		812,179,121

	Real Estate - 2.5%
526,771	American Tower Corp. REIT	82,076,190
90,885	Essex Property Trust, Inc. REIT	22,792,140
534,396	Simon Property Group, Inc. REIT	98,072,354

		202,940,684

	Retailing - 2.9%
428,897	Expedia Group, Inc.	53,796,550
351,344	Home Depot, Inc.	61,794,383
602,913	Lowe’s Cos., Inc.	57,409,376
627,701	TJX Cos., Inc.	68,971,786

		241,972,095

	Semiconductors & Semiconductor Equipment - 3.0%
3,085,339	Intel Corp.	144,640,692
485,628	KLA-Tencor Corp.	44,454,387
408,947	QUALCOMM, Inc.	25,718,677
327,007	Texas Instruments, Inc.	30,356,060

		245,169,816

	Software & Services - 6.0%
322,419	Accenture plc Class A	50,819,683
40,461	Alliance Data Systems Corp.	8,342,249
821,520	DXC Technology Co.	59,831,302
330,130	International Business Machines Corp.	38,106,906
3,165,088	Microsoft Corp.	338,063,049

		495,163,189

	Technology Hardware & Equipment - 4.7%
525,780	Apple, Inc.	115,072,211
2,280,580	Cisco Systems, Inc.	104,336,535
3,292,743	HP, Inc.	79,486,816
686,782	Motorola Solutions, Inc.	84,172,002

		383,067,564

	Telecommunication Services - 3.9%
1,544,532	AT&T, Inc.	47,386,242
4,759,328	Verizon Communications, Inc.	271,710,035

		319,096,277

The accompanying notes are an integral part of these financial statements.

49

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Transportation - 3.0%
140,335	Canadian Pacific Railway Ltd.	$28,768,675
1,010,568	Delta Air Lines, Inc.	55,308,387
612,375	Union Pacific Corp.	89,541,472
718,413	United Parcel Service, Inc. Class B	76,539,721

		250,158,255

	Utilities - 4.9%
1,535,243	Dominion Energy, Inc.	109,647,055
1,167,250	Edison International	80,995,477
1,882,618	Exelon Corp.	82,477,495
766,338	NextEra Energy, Inc.	132,193,305

		405,313,332

	Total Common Stocks (cost $6,043,157,417)	$7,948,229,676

	Total Long-Term Investments (cost $6,043,157,417)	$7,948,229,676

SHORT-TERM INVESTMENTS - 3.3%
	Other Investment Pools & Funds - 3.3%
276,973,264	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.07%(1)	$276,973,264

	Total Short-Term Investments (cost $276,973,264)	$276,973,264

Total Investments (cost $6,320,130,681)	99.9%	$8,225,202,940
Other Assets and Liabilities	0.1%	5,704,774

Total Net Assets	100.0%	$8,230,907,714

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$855,212,655	$855,212,655	$—	$—
Capital Goods	438,665,995	438,665,995	—	—
Consumer Services	72,913,238	72,913,238	—	—
Diversified Financials	245,228,820	245,228,820	—	—
Energy	744,829,691	744,829,691	—	—
Food & Staples Retailing	155,584,846	155,584,846	—	—
Food, Beverage & Tobacco	256,577,770	256,577,770	—	—
Health Care Equipment & Services	429,796,947	429,796,947	—	—
Household & Personal Products	52,610,823	52,610,823	—	—
Insurance	565,869,360	565,869,360	—	—
Materials	375,287,199	375,287,199	—	—
Media & Entertainment	400,591,999	400,591,999	—	—
Pharmaceuticals, Biotechnology & Life Sciences	812,179,121	812,179,121	—	—
Real Estate	202,940,684	202,940,684	—	—
Retailing	241,972,095	241,972,095	—	—
Semiconductors & Semiconductor Equipment	245,169,816	245,169,816	—	—
Software & Services	495,163,189	495,163,189	—	—
Technology Hardware & Equipment	383,067,564	383,067,564	—	—
Telecommunication Services	319,096,277	319,096,277	—	—
Transportation	250,158,255	250,158,255	—	—
Utilities	405,313,332	405,313,332	—	—
Short-Term Investments	276,973,264	276,973,264	—	—

Total	$8,225,202,940	$8,225,202,940	$—	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

50

The Hartford Equity Income Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Automobiles & Components - 0.4%
166,204	Cie Generale des Etablissements Michelin SCA	$17,015,056

	Banks - 13.0%
894,410	BB&T Corp.	43,969,196
1,625,820	JP Morgan Chase & Co.	177,246,896
451,354	M&T Bank Corp.	74,658,465
882,253	PNC Financial Services Group, Inc.	113,360,688
934,113	US Bancorp	48,826,087
1,488,314	Wells Fargo & Co.	79,222,954

		537,284,286

	Capital Goods - 8.1%
152,119	3M Co.	28,942,161
5,508,954	BAE Systems plc	36,939,109
350,788	Caterpillar, Inc.	42,557,600
295,892	Deere & Co.	40,075,613
787,996	Eaton Corp. plc	56,475,673
326,783	Honeywell International, Inc.	47,324,714
186,505	Lockheed Martin Corp.	54,804,494
30,664	Resideo Technologies, Inc.*	645,474
236,087	United Technologies Corp.	29,324,366

		337,089,204

	Diversified Financials - 0.6%
40,644	BlackRock, Inc.	16,721,754
302,441	Invesco Ltd.	6,565,994

		23,287,748

	Energy - 11.7%
1,445,649	Canadian Natural Resources Ltd.	39,495,131
900,081	Chevron Corp.	100,494,044
901,388	Exxon Mobil Corp.	71,822,596
2,497,757	Kinder Morgan, Inc.	42,511,824
496,521	Occidental Petroleum Corp.	33,301,663
223,279	Phillips 66	22,957,547
573,406	Schlumberger Ltd.	29,421,462
2,954,148	Suncor Energy, Inc.	98,402,670
1,246,520	TransCanada Corp.	47,003,116

		485,410,053

	Food & Staples Retailing - 1.6%
527,865	Sysco Corp.	37,652,610
294,941	Walmart, Inc.	29,576,684

		67,229,294

	Food, Beverage & Tobacco - 6.4%
752,420	British American Tobacco plc	32,617,607
742,033	Kraft Heinz Co.	40,789,554
991,279	Mondelez International, Inc. Class A	41,613,892
323,357	Nestle S.A.	27,298,795
312,257	PepsiCo., Inc.	35,091,442
1,006,174	Philip Morris International, Inc.	88,613,744

		266,025,034

	Health Care Equipment & Services - 3.0%
1,162,554	Koninklijke Philips N.V.	43,358,422
887,643	Medtronic plc	79,728,094

		123,086,516

	Household & Personal Products - 1.9%
1,478,622	Unilever N.V.	79,520,291

	Insurance - 7.4%
765,524	American International Group, Inc.	31,608,486
600,417	Chubb Ltd.	74,998,087
770,435	Marsh & McLennan Cos., Inc.	65,294,366
1,719,864	MetLife, Inc.	70,841,198
649,251	Principal Financial Group, Inc.	30,560,245

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Insurance - 7.4% - (continued)
265,461	Travelers Cos., Inc.	$33,217,135

		306,519,517

	Materials - 3.1%
1,224,674	DowDuPont, Inc.	66,034,422
473,381	International Paper Co.	21,472,562
777,103	Nutrien Ltd.	41,132,062

		128,639,046

	Media & Entertainment - 2.2%
2,393,377	Comcast Corp. Class A	91,283,399

	Pharmaceuticals, Biotechnology & Life Sciences - 14.0%
127,659	Amgen, Inc.	24,611,379
934,948	Bristol-Myers Squibb Co.	47,252,272
952,899	Eli Lilly & Co.	103,332,367
772,209	Johnson & Johnson	108,101,538
1,148,676	Merck & Co., Inc.	84,554,040
629,002	Novartis AG	55,083,149
2,658,980	Pfizer, Inc.	114,495,679
182,389	Roche Holding AG	44,386,627

		581,817,051

	Real Estate - 1.6%
588,787	Crown Castle International Corp. REIT	64,024,698

	Retailing - 0.9%
210,893	Home Depot, Inc.	37,091,861

	Semiconductors & Semiconductor Equipment - 5.5%
891,118	Analog Devices, Inc.	74,595,488
37,233	Broadcom, Inc.	8,321,203
1,528,919	Intel Corp.	71,675,723
693,549	Maxim Integrated Products, Inc.	34,691,321
605,694	QUALCOMM, Inc.	38,092,095

		227,375,830

	Technology Hardware & Equipment - 3.0%
2,672,889	Cisco Systems, Inc.	122,284,672

	Telecommunication Services - 4.1%
904,850	BCE, Inc.	35,020,022
2,370,491	Verizon Communications, Inc.	135,331,331

		170,351,353

	Transportation - 1.6%
460,809	Union Pacific Corp.	67,379,492

	Utilities - 8.0%
653,935	American Electric Power Co., Inc.	47,972,672
720,415	Dominion Energy, Inc.	51,452,039
302,042	Duke Energy Corp.	24,957,730
244,575	Edison International	16,971,059
757,287	Eversource Energy	47,905,976
344,848	NextEra Energy, Inc.	59,486,280
430,455	Sempra Energy	47,401,705
729,436	Xcel Energy, Inc.	35,749,658

		331,897,119

	Total Common Stocks (cost $3,361,916,581)	$4,064,611,520

	Total Long-Term Investments (cost $3,361,916,581)	$4,064,611,520

The accompanying notes are an integral part of these financial statements.

51

The Hartford Equity Income Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.9%
	Other Investment Pools & Funds - 1.9%
77,817,821	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(1)	$77,817,821

	Total Short-Term Investments (cost $77,817,821)	$77,817,821

Total Investments (cost $3,439,734,402)	100.0%	$4,142,429,341
Other Assets and Liabilities	0.0%	965,689

Total Net Assets	100.0%	$4,143,395,030

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$17,015,056	$—	$17,015,056	$—
Banks	537,284,286	537,284,286	—	—
Capital Goods	337,089,204	300,150,095	36,939,109	—
Diversified Financials	23,287,748	23,287,748	—	—
Energy	485,410,053	485,410,053	—	—
Food & Staples Retailing	67,229,294	67,229,294	—	—
Food, Beverage & Tobacco	266,025,034	206,108,632	59,916,402	—
Health Care Equipment & Services	123,086,516	79,728,094	43,358,422	—
Household & Personal Products	79,520,291	79,520,291	—	—
Insurance	306,519,517	306,519,517	—	—
Materials	128,639,046	128,639,046	—	—
Media & Entertainment	91,283,399	91,283,399	—	—
Pharmaceuticals, Biotechnology & Life Sciences	581,817,051	482,347,275	99,469,776	—
Real Estate	64,024,698	64,024,698	—	—
Retailing	37,091,861	37,091,861	—	—
Semiconductors & Semiconductor Equipment	227,375,830	227,375,830	—	—
Technology Hardware & Equipment	122,284,672	122,284,672	—	—
Telecommunication Services	170,351,353	170,351,353	—	—
Transportation	67,379,492	67,379,492	—	—
Utilities	331,897,119	331,897,119	—	—
Short-Term Investments	77,817,821	77,817,821	—	—

Total	$4,142,429,341	$3,885,730,576	$256,698,765	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

52

The Hartford Growth Opportunities Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0%
	Automobiles & Components - 1.0%
388,120	Ferrari N.V.(1)	$45,452,733

	Capital Goods - 4.1%
385,179	Harris Corp.	57,279,969
345,668	IDEX Corp.	43,837,616
175,027	Roper Technologies, Inc.	49,515,138
2,743,786	Willscot Corp.*(1)	40,717,784

		191,350,507

	Commercial & Professional Services - 3.1%
6,543,259	ADT, Inc.(1)	50,644,824
206,114	CoStar Group, Inc.*	74,493,722
63,425	Klarna Holding AB*(2)(3)(4)	7,949,654
1,275,596	Landscape Acquisition Holdings Ltd.*	11,225,245

		144,313,445

	Consumer Durables & Apparel - 2.4%
472,788	Polaris Industries, Inc.	42,068,676
1,286,920	Under Armour, Inc. Class A*	28,453,801
2,086,665	Under Armour, Inc. Class C*(1)	41,378,567

		111,901,044

	Consumer Services - 3.4%
4,858,252	DraftKings, Inc.*(2)(3)(4)	12,386,405
483,537	Grand Canyon Education, Inc.*	60,297,064
594,694	Marriott Vacations Worldwide Corp.	52,624,472
127,320	Vail Resorts, Inc.	31,998,062

		157,306,003

	Diversified Financials - 4.7%
1,075,656	American Express Co.	110,502,141
3,347,779	J2 Acquisition Ltd.*(5)	30,297,400
1,500,000	Platinum Eagle Acquisition Corp.*	15,360,000
1,290,045	TD Ameritrade Holding Corp.	66,721,127

		222,880,668

	Energy - 2.2%
319,897	Concho Resources, Inc.*	44,494,474
361,814	Diamondback Energy, Inc.	40,653,421
1,165,501	WPX Energy, Inc.*	18,694,636

		103,842,531

	Food, Beverage & Tobacco - 3.8%
1,089,938	Lamb Weston Holdings, Inc.	85,189,554
1,748,706	Monster Beverage Corp.*	92,419,112

		177,608,666

	Health Care Equipment & Services - 12.5%
332,596	Align Technology, Inc.*	73,570,235
1,314,201	Baxter International, Inc.	82,150,705
395,008	DexCom, Inc.*	52,445,212
664,279	Edwards Lifesciences Corp.*	98,047,580
651,081	Haemonetics Corp.*	68,018,432
920,450	Insulet Corp.*	81,192,895
494,085	Penumbra, Inc.*	67,195,560
701,543	Veeva Systems, Inc. Class A*	64,085,953

		586,706,572

	Materials - 1.0%
473,246	Vulcan Materials Co.	47,864,101

	Media & Entertainment - 9.7%
22,378	Alphabet, Inc. Class C*	24,095,959
496,363	Netflix, Inc.*	149,792,426
2,063,598	Ocean Outdoor Ltd.*(2)(4)(5)	19,758,951
606,001	Spotify Technology S.A.*	90,712,290
1,073,001	TripAdvisor, Inc.*	55,946,272
993,767	Walt Disney Co.	114,114,265

		454,420,163

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
1,542,858	AstraZeneca plc ADR	$59,832,033
126,642	Bluebird Bio, Inc.*	14,525,838
96,500	Elanco Animal Health, Inc.*	2,941,320
1,214,961	Exact Sciences Corp.*	86,322,979
296,222	Galapagos N.V.*	30,433,335
39,647	Galapagos N.V. ADR*	4,072,936
583,846	Novartis AG	51,128,735
337,590	Seattle Genetics, Inc.*	18,948,927

		268,206,103

	Real Estate - 1.0%
413,234	Crown Castle International Corp. REIT	44,935,065
29,564	WeWork Companies, Inc. Class A, REIT*(2)(3)(4)	1,845,385

		46,780,450

	Retailing - 9.8%
212,414	Amazon.com, Inc.*	339,439,696
1,639,291	Floor & Decor Holdings, Inc. Class A*	41,933,064
123,196	JAND, Inc. Class A*(2)(3)(4)	1,686,553
171,581	Tory Burch LLC*(2)(3)(4)	8,683,713
631,286	Wayfair, Inc. Class A*	69,624,533

		461,367,559

	Semiconductors & Semiconductor Equipment - 3.0%
2,471,052	Advanced Micro Devices, Inc.*	44,997,857
2,006,281	Teradyne, Inc.	69,116,380
201,248	Universal Display Corp.(1)	24,755,517

		138,869,754

	Software & Services - 24.0%
901,106	2U, Inc.*	56,688,578
278,667	Adobe, Inc.*	68,485,202
615,227	Autodesk, Inc.*	79,518,090
243,160	Fair Isaac Corp.*	46,859,364
231,451	FleetCor Technologies, Inc.*	46,297,143
804,917	GoDaddy, Inc. Class A*	58,895,777
1,098,775	Guidewire Software, Inc.*	97,758,012
1,068,614	PayPal Holdings, Inc.*	89,966,613
879,115	salesforce.com, Inc.*	120,649,742
541,325	ServiceNow, Inc.*	98,001,478
631,247	Shopify, Inc. Class A*	87,206,773
1,549,650	SS&C Technologies Holdings, Inc.	79,280,094
771,179	Wix.com Ltd.*	75,074,276
745,409	Workday, Inc. Class A*	99,154,305
1,183,540	Zuora, Inc. Class A*(1)	24,167,887

		1,128,003,334

	Technology Hardware & Equipment - 2.0%
1,035,546	Logitech International S.A.	38,340,348
347,722	Zebra Technologies Corp. Class A*	57,826,169

		96,166,517

	Transportation - 1.6%
1,111,498	CSX Corp.	76,537,752

	Total Common Stocks (cost $4,267,981,135)	$4,459,577,902

PREFERRED STOCKS - 4.2%
	Commercial & Professional Services - 0.3%
470,535	Rubicon Global Holdings LLC Series C*(2)(3)(4)	$14,116,050

	Real Estate - 0.9%
404,267	WeWork Companies, Inc. Class D-1*(2)(3)(4)	25,234,346
317,638	WeWork Companies, Inc. Class D-2*(2)(3)(4)	19,826,964

		45,061,310

The accompanying notes are an integral part of these financial statements.

53

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†

PREFERRED STOCKS - 4.2% - (continued)
	Retailing - 0.5%
4,434,460	Coupang LLC*(2)(3)(4)	$18,713,421
275,096	JAND, Inc. Series D*(2)(3)(4)	3,851,344

		22,564,765

	Software & Services - 2.5%
5,668,755	Essence Group Holdings Corp. Series 3*(2)(3)(4)	13,661,700
743,470	Lookout, Inc. Series F*(2)(3)(4)	5,873,413
1,078,374	MarkLogic Corp. Series F*(2)(3)(4)	10,762,173
1,410,890	Pinterest, Inc. Series G*(2)(3)(4)	7,477,717
1,815,430	Uber Technologies, Inc. Series D*(2)(3)(4)	78,880,433

		116,655,436

	Total Preferred Stocks (cost $106,650,191)	$198,397,561

CONVERTIBLE PREFERRED STOCKS - 0.2%
	Retailing - 0.2%
272,032	Honest Co., Inc. Series C*(2)(3)(4)	$8,324,179

	Total Convertible Preferred Stocks (cost $7,360,452)	$8,324,179

ESCROWS - 0.0%(7)
	Capital Goods - 0.0%
4,106,956	Lithium Technology Corp.*(2)(3)(4)	$41,070

	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.*(2)(3)(4)	166,290

	Software & Services - 0.0%
1,526,069	Birst Earn Out*(2)(3)(4)	—
1,526,069	Birst, Inc.*(2)(3)(4)	79,357
566,228	Veracode, Inc.*(2)(3)(4)	308,028

		387,385

	Telecommunication Services - 0.0%
132,381	Docusign, Inc.*(2)(3)(4)	297,857

	Total Escrows (cost $—)	$892,602

WARRANTS - 0.1%
	Capital Goods - 0.1%
1,928,514	Williams Corp. Expires 9/16/20*	$4,493,438

	Commercial & Professional Services - 0.0%
1,609,100	Landscape Acquisition Holdings Ltd. Expires 11/23/22*	482,730

	Diversified Financials - 0.0%
3,702,800	J2 Acquisition Ltd. Expires 9/7/27*	1,666,260

	Total Warrants (cost $1,730,926)	$6,642,428

	Total Long-Term Investments (cost $4,383,722,704)	$4,673,834,672

SHORT-TERM INVESTMENTS - 1.4%
	Other Investment Pools & Funds - 0.3%
15,535,619	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(6)	$15,535,619

	Securities Lending Collateral - 1.1%
2,531,992	Citibank NA DDCA, 2.19%, 11/1/2018(6)	2,531,992
19,607,468	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(6)	19,607,468

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 1.4% - (continued)
	Securities Lending Collateral - 1.1% - (continued)
5,762,730	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(6)	$5,762,730
13,988,319	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(6)	13,988,319
2,676,837	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(6)	2,676,837
6,072,497	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(6)	6,072,497

		50,639,843

	Total Short-Term Investments (cost $66,175,462)	$66,175,462

Total Investments (cost $4,449,898,166)	100.9%	$4,740,010,134
Other Assets and Liabilities	(0.9)%	(43,026,086)

Total Net Assets	100.0%	$4,696,984,048

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $240,166,052 or 5.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
03/2015	Birst Earn Out	1,526,069	$—	$—
03/2015	Birst, Inc.	1,526,069	—	79,357
11/2014	Coupang LLC Preferred	4,434,460	13,805,010	18,713,421
05/2018	Docusign, Inc.	132,381	—	297,857
02/2014	DraftKings, Inc.	4,858,252	7,040,846	12,386,405
05/2014	Essence Group Holdings Corp. Series 3 Preferred	5,668,755	8,964,002	13,661,700
08/2014	Honest Co., Inc. Series C Convertible Preferred	272,032	7,360,452	8,324,179
04/2015	JAND, Inc. Class A	123,196	1,414,943	1,686,553
04/2015	JAND, Inc. Series D Preferred	275,096	3,159,560	3,851,344
08/2015	Klarna Holding AB	63,425	6,956,488	7,949,654
08/2013	Lithium Technology Corp.	4,106,956	—	41,070

The accompanying notes are an integral part of these financial statements.

54

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

October 31, 2018

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
07/2014	Lookout, Inc. Series F Preferred	743,470	$8,492,732	$5,873,413
04/2015	MarkLogic Corp. Series F Preferred	1,078,374	12,524,451	10,762,173
08/2014	One Kings Lane, Inc.	923,832	—	166,290
03/2015	Pinterest, Inc. Series G Preferred	1,410,890	10,128,909	7,477,717
09/2015	Rubicon Global Holdings LLC Series C Preferred	470,535	9,392,114	14,116,050
11/2013	Tory Burch LLC	171,581	13,447,917	8,683,713
06/2014	Uber Technologies, Inc. Series D Preferred	1,815,430	28,162,857	78,880,433
08/2014	Veracode, Inc.	566,228	—	308,028
12/2014	WeWork Companies, Inc. Class A	29,564	492,275	1,845,385
12/2014	WeWork Companies, Inc. Class D-1 Preferred	404,267	6,731,515	25,234,346
12/2014	WeWork Companies, Inc. Class D-2 Preferred	317,638	5,289,041	19,826,964

			$143,363,112	$240,166,052

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At October 31, 2018, the aggregate fair value of these securities was $259,925,003, which represents 5.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities was $50,056,351, representing 1.1% of net assets.

(6)	Current yield as of period end.

(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$45,452,733	$45,452,733	$—	$—
Capital Goods	191,350,507	191,350,507	—	—
Commercial & Professional Services	144,313,445	136,363,791	—	7,949,654
Consumer Durables & Apparel	111,901,044	111,901,044	—	—
Consumer Services	157,306,003	144,919,598	—	12,386,405
Diversified Financials	222,880,668	222,880,668	—	—
Energy	103,842,531	103,842,531	—	—
Food, Beverage & Tobacco	177,608,666	177,608,666	—	—
Health Care Equipment & Services	586,706,572	586,706,572	—	—
Materials	47,864,101	47,864,101	—	—
Media & Entertainment	454,420,163	434,661,212	—	19,758,951
Pharmaceuticals, Biotechnology & Life Sciences	268,206,103	186,644,033	81,562,070	—
Real Estate	46,780,450	44,935,065	—	1,845,385
Retailing	461,367,559	450,997,293	—	10,370,266
Semiconductors & Semiconductor Equipment	138,869,754	138,869,754	—	—
Software & Services	1,128,003,334	1,128,003,334	—	—
Technology Hardware & Equipment	96,166,517	57,826,169	38,340,348	—
Transportation	76,537,752	76,537,752	—	—
Preferred Stocks	198,397,561	—	—	198,397,561
Convertible Preferred Stocks	8,324,179	—	—	8,324,179
Escrows	892,602	—	—	892,602
Warrants	6,642,428	6,642,428	—	—
Short-Term Investments	66,175,462	66,175,462	—	—

Total	$4,740,010,134	$4,360,182,713	$119,902,418	$259,925,003

(1)

For the year ended October 31, 2018, investments valued at $15,167,450 were transferred into Level 3 due to the unavailability of active market pricing and investments valued at $30,611,336 were transferred out of Level 3 due to the expiration of trading restrictions.

The accompanying notes are an integral part of these financial statements.

55

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

October 31, 2018

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the year ended October 31, 2018:

	Common Stocks	Convertible Preferred Stocks	Escrows	Preferred Stocks	Total
Beginning balance	$45,874,568	$8,302,417	$—	$254,192,119	$308,369,104
Conversions*	(4,152,445)	—	4,152,445	—	—
Purchases	5,174,467	—	—	—	5,174,467
Sales	(3,978,379)	—	—	(27,769,268)	(31,747,647)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	(38,243)	—	(13,281,930)	11,767,514	(1,552,659)
Net change in unrealized appreciation/depreciation	4,699,973	21,762	10,022,087	(19,618,198)	(4,874,376)
Transfers into Level 3	15,167,450	—	—	—	15,167,450
Transfers out of Level 3	(10,436,730)	—	—	(20,174,606)	(30,611,336)

Ending balance	$52,310,661	$8,324,179	$892,602	$198,397,561	$259,925,003

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2018 was $(3,178,969).

*	Private Equity securities that were common stocks are now escrows.

The accompanying notes are an integral part of these financial statements.

56

The Hartford Healthcare Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Biotechnology - 23.2%
838,179	Aduro Biotech, Inc.*	$3,553,879
127,652	Aimmune Therapeutics, Inc.*	3,392,990
309,005	Alder Biopharmaceuticals, Inc.*	3,924,364
529,406	Alkermes plc*	21,615,647
143,415	Alnylam Pharmaceuticals, Inc.*	11,534,868
163,928	Arena Pharmaceuticals, Inc.*	5,845,672
233,535	Audentes Therapeutics, Inc.*	6,585,687
63,042	Biogen, Inc.*	19,181,789
128,407	Bluebird Bio, Inc.*	14,728,283
258,913	Calithera Biosciences, Inc.*	1,222,069
40,298	Celgene Corp.*	2,885,337
392,788	Clementia Pharmaceuticals, Inc.*(1)	5,106,244
928,526	Coherus Biosciences, Inc.*	10,854,469
481,248	Cytokinetics, Inc.*	3,219,549
334,000	Forty Seven, Inc.*	4,121,560
282,384	G1 Therapeutics, Inc.*	11,298,184
78,512	Galapagos N.V.*	8,066,187
71,190	Genmab A/S*	9,741,211
254,319	Global Blood Therapeutics, Inc.*(1)	8,924,054
523,249	GlycoMimetics, Inc.*	6,582,472
237,366	Heron Therapeutics, Inc.*	6,589,280
126,438	Incyte Corp.*	8,195,711
85,652	Innate Pharma S.A.*(1)	716,437
460,233	Ironwood Pharmaceuticals, Inc.*	6,029,052
470,304	Karyopharm Therapeutics, Inc.*	4,957,004
221,601	Loxo Oncology, Inc.*	33,829,609
333,139	Momenta Pharmaceuticals, Inc.*	4,167,569
204,970	Neon Therapeutics, Inc.*(1)	1,201,124
358,877	Nightstar Therapeutics plc*	3,624,658
397,332	PhaseBio Pharmaceuticals, Inc.*	2,026,393
502,763	Portola Pharmaceuticals, Inc.*(1)	9,899,403
175,771	Radius Health, Inc.*(1)	2,782,455
9,077	Regeneron Pharmaceuticals, Inc.*	3,079,281
1,621,062	Rigel Pharmaceuticals, Inc.*	4,652,448
544,514	Seattle Genetics, Inc.*	30,563,571
115,459	Spark Therapeutics, Inc.*	5,194,500
595,201	Syndax Pharmaceuticals, Inc.*	2,862,917
101,427	TESARO, Inc.*(1)	2,929,212
680,062	Trevena, Inc.*(1)	621,577
105,953	Ultragenyx Pharmaceutical, Inc.*	5,133,423
137,614	UroGen Pharma Ltd.*(1)	5,492,175
139,411	Vertex Pharmaceuticals, Inc.*	23,624,588
104,222	Zealand Pharma A/S ADR*(1)	1,328,831

		331,885,733

	Drug Retail - 0.6%
109,844	Walgreens Boots Alliance, Inc.	8,762,256

	Health Care Distributors - 1.6%
152,220	Cardinal Health, Inc.	7,702,332
120,170	McKesson Corp.	14,992,409

		22,694,741

	Health Care Equipment - 21.2%
851,435	Abbott Laboratories	58,697,929
238,364	AtriCure, Inc.*	7,582,359
107,313	Baxter International, Inc.	6,708,136
1,430,919	Boston Scientific Corp.*	51,713,413
237,685	Danaher Corp.	23,625,889
152,864	Edwards Lifesciences Corp.*	22,562,726
116,538	Globus Medical, Inc. Class A*	6,159,033
176,981	Koninklijke Philips N.V.	6,600,654
639,107	Medtronic plc	57,404,591
94,566	NuVasive, Inc.*	5,311,772
453,770	Smith & Nephew plc	7,375,962
88,480	Stryker Corp.	14,353,225
48,535	Teleflex, Inc.	11,684,316

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Health Care Equipment - 21.2% - (continued)
196,137	Zimmer Biomet Holdings, Inc.	$22,279,202

		302,059,207

	Health Care Facilities - 4.9%
242,435	Acadia Healthcare Co., Inc.*(1)	10,061,053
3,683,500	China Resources Phoenix Healthcare Holdings Co., Ltd.	2,538,176
285,331	HCA Healthcare, Inc.	38,100,248
136,303	NMC Health plc	6,145,842
104,441	Universal Health Services, Inc. Class B	12,695,848

		69,541,167

	Health Care Services - 0.0%
10,200	Guardant Health, Inc.*	341,496

	Health Care Supplies - 0.2%
281,272	Endologix, Inc.*	343,152
174,145	OraSure Technologies, Inc.*	2,420,615

		2,763,767

	Health Care Technology - 2.8%
120,147	athenahealth, Inc.*	15,323,548
121,917	Cerner Corp.*	6,983,406
337,700	HMS Holdings Corp.*	9,732,514
120,126	Teladoc Health, Inc.*	8,329,537

		40,369,005

	Life Sciences Tools & Services - 4.1%
55,873	ICON plc*	7,714,944
155,865	Syneos Health, Inc.*	7,112,120
4,491	Tecan Group AG	1,013,114
183,568	Thermo Fisher Scientific, Inc.	42,890,663

		58,730,841

	Managed Health Care - 13.2%
34,854	Aetna, Inc.	6,915,034
149,747	Anthem, Inc.	41,265,781
63,928	Centene Corp.*	8,331,097
41,908	Cigna Corp.	8,960,349
26,369	Humana, Inc.	8,448,891
37,380	Molina Healthcare, Inc.*	4,738,663
367,885	UnitedHealth Group, Inc.	96,146,745
49,446	WellCare Health Plans, Inc.*	13,646,601

		188,453,161

	Pharmaceuticals - 24.0%
266,623	Allergan plc	42,129,100
411,416	Amneal Pharmaceuticals, Inc.*(1)	7,590,625
218,040	Assembly Biosciences, Inc.*	4,988,755
923,374	AstraZeneca plc ADR	35,808,444
979,958	Bristol-Myers Squibb Co.	49,527,077
115,890	Chugai Pharmaceutical Co., Ltd.	6,784,986
404,387	Clearside Biomedical, Inc.*	2,191,778
191,000	Daiichi Sankyo Co., Ltd.	7,300,628
215,743	Dermira, Inc.*	2,707,575
261,570	Eisai Co., Ltd.	21,783,645
28,500	Elanco Animal Health, Inc.*	868,680
426,924	Eli Lilly & Co.	46,295,639
278,999	Evolus, Inc.*	4,134,765
63,941	Hikma Pharmaceuticals plc	1,550,886
164,802	Intersect ENT, Inc.*	4,624,344
84,005	Kala Pharmaceuticals, Inc.*	609,036
97,626	Laboratorios Farmaceuticos Rovi S.A.	1,802,391
413,857	Medicines Co.*	9,626,314
1,020,809	MediWound Ltd.*	5,920,692
476,306	Mylan N.V.*	14,884,563
317,880	MyoKardia, Inc.*	16,828,567
1,464,866	Nabriva Therapeutics plc*	2,900,435

The accompanying notes are an integral part of these financial statements.

57

The Hartford Healthcare Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Pharmaceuticals - 24.0% - (continued)
115,418	Novartis AG	$10,107,419
116,335	ObsEva S.A.*	1,827,623
369,060	Ono Pharmaceutical Co., Ltd.	8,375,307
299,364	Revance Therapeutics, Inc.*	6,517,154
3,668,150	Sino Biopharmaceutical Ltd.	3,310,841
72,450	Takeda Pharmaceutical Co., Ltd.	3,003,742
216,098	Teva Pharmaceutical Industries Ltd. ADR	4,317,638
97,400	Tricida, Inc.*(1)	2,629,800
144,065	UCB S.A.	12,098,580

		343,047,029

	Total Common Stocks (cost $1,207,102,278)	$1,368,648,403

	Total Long-Term Investments (cost $1,207,102,278)	$1,368,648,403

SHORT-TERM INVESTMENTS - 5.3%
	Other Investment Pools & Funds - 4.3%
61,948,529	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(2)	$61,948,529

	Securities Lending Collateral - 1.0%
736,032	Citibank NA DDCA, 2.19%, 11/1/2018(2)	736,032
5,699,750	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(2)	5,699,750
1,675,184	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(2)	1,675,184
4,066,304	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(2)	4,066,304
778,137	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(2)	778,137
1,765,231	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(2)	1,765,231

		14,720,638

	Total Short-Term Investments (cost $76,669,167)	$76,669,167

Total Investments (cost $1,283,771,445)	101.1%	$1,445,317,570
Other Assets and Liabilities	(1.1)%	(16,224,335)

Total Net Assets	100.0%	$1,429,093,235

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$331,885,733	$313,361,898	$18,523,835	$—
Drug Retail	8,762,256	8,762,256	—	—
Health Care Distributors	22,694,741	22,694,741	—	—
Health Care Equipment	302,059,207	288,082,591	13,976,616	—
Health Care Facilities	69,541,167	60,857,149	8,684,018	—
Health Care Services	341,496	341,496	—	—
Health Care Supplies	2,763,767	2,763,767	—	—
Health Care Technology	40,369,005	40,369,005	—	—
Life Sciences Tools & Services	58,730,841	57,717,727	1,013,114	—
Managed Health Care	188,453,161	188,453,161	—	—
Pharmaceuticals	343,047,029	268,730,995	74,316,034	—
Short-Term Investments	76,669,167	76,669,167	—	—

Total	$1,445,317,570	$1,328,803,953	$116,513,617	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

58

The Hartford MidCap Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Banks - 6.1%
1,184,353	Cullen/Frost Bankers, Inc.	$115,971,846
391,223	East West Bancorp, Inc.	20,515,734
225,748	First Citizens BancShares, Inc. Class A	96,310,869
1,649,653	First Republic Bank	150,101,926
930,018	M&T Bank Corp.	153,834,277
944,582	Pinnacle Financial Partners, Inc.	49,401,639
1,437,273	Prosperity Bancshares, Inc.	93,465,863
1,079,101	South State Corp.	73,022,765

		752,624,919

	Capital Goods - 7.5%
2,211,659	Fastenal Co.	113,701,389
1,535,509	HEICO Corp. Class A	102,357,030
1,504,645	IDEX Corp.	190,819,079
1,118,576	Lennox International, Inc.	235,896,493
1,482,991	Lincoln Electric Holdings, Inc.	119,988,802
727,441	Middleby Corp.*	81,691,624
1,301,676	PACCAR, Inc.	74,468,884

		918,923,301

	Commercial & Professional Services - 7.1%
695,223	Cimpress N.V.*	86,895,923
643,472	Cintas Corp.	117,028,253
346,273	CoStar Group, Inc.*	125,149,988
2,519,945	KAR Auction Services, Inc.	143,485,668
3,272,549	TransUnion	215,170,097
364,234	UniFirst Corp.	54,380,136
1,706,231	Waste Connections, Inc.	130,424,297

		872,534,362

	Consumer Durables & Apparel - 2.8%
1,177,692	Carter’s, Inc.	113,034,878
67,296	NVR, Inc.*	150,677,763
4,322,072	Under Armour, Inc. Class C*(1)	85,706,688

		349,419,329

	Consumer Services - 1.9%
2,866,724	Aramark	102,972,726
1,833,385	Choice Hotels International, Inc.	134,570,459

		237,543,185

	Diversified Financials - 3.2%
342,990	Credit Acceptance Corp.*	145,571,816
615,498	FactSet Research Systems, Inc.	137,723,833
1,151,562	Northern Trust Corp.	108,327,437

		391,623,086

	Energy - 4.0%
1,146,423	Diamondback Energy, Inc.	128,812,088
5,530,163	Newfield Exploration Co.*	111,709,293
15,427,276	WPX Energy, Inc.*	247,453,507

		487,974,888

	Health Care Equipment & Services - 6.7%
1,353,247	Hill-Rom Holdings, Inc.	113,781,008
2,190,731	Integra LifeSciences Holdings Corp.*	117,357,460
476,386	NuVasive, Inc.*	26,758,601
1,191,409	STERIS plc	130,232,918
685,204	Teleflex, Inc.	164,956,011
1,225,908	Varian Medical Systems, Inc.*	146,336,638
1,408,008	Veeva Systems, Inc. Class A*	128,621,531

		828,044,167

	Insurance - 5.5%
157,185	Alleghany Corp.	94,417,886
189,596	Fairfax Financial Holdings Ltd.	92,130,017
2,029,690	Fidelity National Financial, Inc.	67,893,131
212,308	Markel Corp.*	232,103,598
111,514	White Mountains Insurance Group Ltd.	98,876,118
1,148,798	WR Berkley Corp.	87,193,768

		672,614,518

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Materials - 2.7%
3,981,946	Ball Corp.	$178,391,181
1,049,934	Packaging Corp. of America	96,394,441
2,581,611	Silgan Holdings, Inc.	62,036,112

		336,821,734

	Media & Entertainment - 2.7%
945,187	Cargurus, Inc.*	41,985,206
2,922,037	TripAdvisor, Inc.*	152,355,009
1,212,261	Zillow Group, Inc. Class A*	48,938,977
2,100,293	Zillow Group, Inc. Class C*	84,557,796

		327,836,988

	Pharmaceuticals, Biotechnology & Life Sciences - 12.6%
2,223,567	Aerie Pharmaceuticals, Inc.*	118,249,293
1,655,738	Agios Pharmaceuticals, Inc.*	104,410,838
2,893,267	Alkermes plc*	118,132,092
1,221,965	Alnylam Pharmaceuticals, Inc.*	98,282,645
182,370	BeiGene Ltd. ADR*	22,967,678
683,694	Bio-Techne Corp.	114,669,158
739,007	Bluebird Bio, Inc.*	84,764,103
2,923,977	Ionis Pharmaceuticals, Inc.*	144,883,060
3,824,773	Ironwood Pharmaceuticals, Inc.*	50,104,526
241,633	Mettler-Toledo International, Inc.*	132,129,757
1,161,813	PRA Health Sciences, Inc.*	112,544,825
1,125,282	Repligen Corp.*	61,012,790
1,003,569	Sage Therapeutics, Inc.*	129,139,259
2,083,026	Seattle Genetics, Inc.*	116,920,249
1,365,591	Spark Therapeutics, Inc.*(1)	61,437,939
1,731,964	Ultragenyx Pharmaceutical, Inc.*	83,913,656

		1,553,561,868

	Real Estate - 1.3%
3,370,124	Equity Commonwealth REIT	100,362,293
4,080,118	Redfin Corp.*(1)	63,037,823

		163,400,116

	Retailing - 1.9%
2,324,284	CarMax, Inc.*	157,842,127
1,625,741	Etsy, Inc.*	69,126,507

		226,968,634

	Semiconductors & Semiconductor Equipment - 2.3%
1,426,354	MKS Instruments, Inc.	105,108,026
638,781	Monolithic Power Systems, Inc.	75,452,812
1,257,025	Silicon Laboratories, Inc.*	102,485,248

		283,046,086

	Software & Services - 17.8%
1,353,205	2U, Inc.*	85,130,127
2,260,990	Akamai Technologies, Inc.*	163,356,528
1,850,999	Black Knight, Inc.*	90,273,221
1,949,524	Blackbaud, Inc.	139,819,861
572,467	EPAM Systems, Inc.*	68,392,632
536,682	Fair Isaac Corp.*	103,423,988
9,792,934	Genpact Ltd.	268,424,321
1,596,137	Global Payments, Inc.	182,326,730
1,663,863	Guidewire Software, Inc.*	148,033,891
1,558,674	PTC, Inc.*	128,450,324
4,855,900	Teradata Corp.*	176,754,760
1,311,573	Total System Services, Inc.	119,549,879
1,512,981	VeriSign, Inc.*	215,660,312
1,661,896	WEX, Inc.*	292,427,220

		2,182,023,794

	Technology Hardware & Equipment - 7.6%
2,663,144	CDW Corp.	239,709,592
5,285,136	CommScope Holding Co., Inc.*	127,160,372
736,960	F5 Networks, Inc.*	129,174,349
3,645,853	II-VI, Inc.*	135,735,107
2,410,852	Keysight Technologies, Inc.*	137,611,432
3,325,500	National Instruments Corp.	162,849,735

		932,240,587

The accompanying notes are an integral part of these financial statements.

59

The Hartford MidCap Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Transportation - 3.9%
353,811	AMERCO	$115,512,215
2,156,356	Genesee & Wyoming, Inc. Class A*	170,848,086
5,557,103	JetBlue Airways Corp.*	92,970,333
2,003,968	Spirit Airlines, Inc.*	104,005,939

		483,336,573

	Utilities - 2.4%
1,063,802	Black Hills Corp.	63,296,219
2,105,052	NiSource, Inc.	53,384,119
3,323,072	UGI Corp.	176,322,200

		293,002,538

	Total Common Stocks (cost $10,858,554,248)	$12,293,540,673

	Total Long-Term Investments (cost $10,858,554,248)	$12,293,540,673

SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
1,778,794	Citibank NA DDCA, 2.19%, 11/1/2018(2)	$1,778,794
13,774,784	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(2)	13,774,784
4,048,476	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(2)	4,048,476
9,827,178	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(2)	9,827,178
1,880,552	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(2)	1,880,552
4,266,096	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(2)	4,266,096

		35,575,880

	Total Short-Term Investments (cost $35,575,880)	$35,575,880

Total Investments (cost $10,894,130,128)	100.3%	$12,329,116,553
Other Assets and Liabilities	(0.3)%	(32,045,302)

Total Net Assets	100.0%	$12,297,071,251

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$752,624,919	$752,624,919	$—	$—
Capital Goods	918,923,301	918,923,301	—	—
Commercial & Professional Services	872,534,362	872,534,362	—	—
Consumer Durables & Apparel	349,419,329	349,419,329	—	—
Consumer Services	237,543,185	237,543,185	—	—
Diversified Financials	391,623,086	391,623,086	—	—
Energy	487,974,888	487,974,888	—	—
Health Care Equipment & Services	828,044,167	828,044,167	—	—
Insurance	672,614,518	672,614,518	—	—
Materials	336,821,734	336,821,734	—	—
Media & Entertainment	327,836,988	327,836,988	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,553,561,868	1,553,561,868	—	—
Real Estate	163,400,116	163,400,116	—	—
Retailing	226,968,634	226,968,634	—	—
Semiconductors & Semiconductor Equipment	283,046,086	283,046,086	—	—
Software & Services	2,182,023,794	2,182,023,794	—	—
Technology Hardware & Equipment	932,240,587	932,240,587	—	—
Transportation	483,336,573	483,336,573	—	—
Utilities	293,002,538	293,002,538	—	—
Short-Term Investments	35,575,880	35,575,880	—	—

Total	$12,329,116,553	$12,329,116,553	$—	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

60

The Hartford MidCap Value Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Automobiles & Components - 0.7%
214,143	Goodyear Tire & Rubber Co.	$4,509,851

	Banks - 10.4%
175,929	BancorpSouth Bank	5,049,162
159,616	Bank OZK	4,367,094
132,484	Comerica, Inc.	10,805,395
245,654	First Midwest Bancorp, Inc.	5,640,216
115,434	IBERIABANK Corp.	8,598,678
54,416	Pinnacle Financial Partners, Inc.	2,845,957
79,034	South State Corp.	5,348,231
400,353	Sterling Bancorp	7,198,347
136,863	Western Alliance Bancorp*	6,602,271
199,245	Zions Bancorporation	9,374,477

		65,829,828

	Capital Goods - 9.7%
106,310	Granite Construction, Inc.	4,860,493
75,108	Harris Corp.	11,169,311
89,551	Hubbell, Inc.	9,107,337
254,487	JELD-WEN Holding, Inc.*	4,137,958
538,347	Milacron Holdings Corp.*	7,536,858
116,463	Moog, Inc. Class A	8,332,928
736,725	Sanwa Holdings Corp.	8,645,270
158,250	Sensata Technologies Holding plc*	7,421,925

		61,212,080

	Commercial & Professional Services - 2.2%
358,046	Atento S.A.	2,198,403
170,755	Clean Harbors, Inc.*	11,618,170

		13,816,573

	Consumer Durables & Apparel - 1.2%
58,987	Lennar Corp. Class A	2,535,261
322,334	Newell Brands, Inc.	5,118,664

		7,653,925

	Consumer Services - 0.7%
105,746	Norwegian Cruise Line Holdings Ltd.*	4,660,226

	Diversified Financials - 1.0%
649,090	SLM Corp.*	6,581,773

	Energy - 7.4%
85,666	Delek U.S. Holdings, Inc.	3,145,656
196,858	Diamondback Energy, Inc.	22,118,965
38,160	Energen Corp.*	2,746,375
609,024	Laredo Petroleum, Inc.*	3,191,286
452,061	Newfield Exploration Co.*	9,131,632
384,461	WPX Energy, Inc.*	6,166,754

		46,500,668

	Food & Staples Retailing - 1.5%
331,414	US Foods Holding Corp.*	9,667,346

	Food, Beverage & Tobacco - 1.8%
34,985	Ingredion, Inc.	3,539,782
86,964	Post Holdings, Inc.*	7,689,357

		11,229,139

	Health Care Equipment & Services - 3.7%
126,110	Acadia Healthcare Co., Inc.*(1)	5,233,565
107,895	Brookdale Senior Living, Inc.*	963,502
114,457	Hill-Rom Holdings, Inc.	9,623,545
68,483	STERIS plc	7,485,877

		23,306,489

	Insurance - 9.4%
97,931	Assurant, Inc.	9,519,873
431,232	CNO Financial Group, Inc.	8,150,285
69,211	Hanover Insurance Group, Inc.	7,708,721
209,078	Jardine Lloyd Thompson Group plc	5,040,214
1,062,719	Lancashire Holdings Ltd.	8,011,653
88,577	Reinsurance Group of America, Inc.	12,610,707
224,497	Unum Group	8,140,261

		59,181,714

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Materials - 9.5%
194,906	Alcoa Corp.*	$6,819,761
245,876	Buzzi Unicem S.p.A.	4,721,362
170,471	Cabot Corp.	8,298,528
86,644	Carpenter Technology Corp.	3,778,545
109,603	Celanese Corp. Series A	10,624,915
252,701	Commercial Metals Co.	4,816,481
138,840	FMC Corp.	10,840,627
128,849	Reliance Steel & Aluminum Co.	10,168,763

		60,068,982

	Media & Entertainment - 0.6%
311,583	TEGNA, Inc.	3,595,668

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
58,702	Five Prime Therapeutics, Inc.*	712,642

	Real Estate - 12.6%
98,275	American Assets Trust, Inc. REIT	3,769,829
570,982	Brixmor Property Group, Inc. REIT	9,249,908
308,037	Corporate Office Properties Trust REIT	7,959,676
51,360	Equity LifeStyle Properties, Inc. REIT	4,863,278
35,547	Extra Space Storage, Inc. REIT	3,201,363
65,550	Life Storage, Inc. REIT	6,172,188
311,946	Park Hotels & Resorts, Inc. REIT	9,068,270
488,694	Physicians Realty Trust REIT	8,102,547
93,663	PS Business Parks, Inc. REIT	12,232,388
500,165	STORE Capital Corp. REIT	14,519,790

		79,139,237

	Retailing - 1.0%
185,478	Caleres, Inc.	6,343,348

	Semiconductors & Semiconductor Equipment - 2.2%
161,792	Axcelis Technologies, Inc.*	2,792,530
251,524	Ichor Holdings Ltd.*(1)	4,464,551
176,570	Silicon Motion Technology Corp. ADR	6,637,266

		13,894,347

	Software & Services - 6.0%
119,632	Amdocs Ltd.	7,569,117
133,649	Booz Allen Hamilton Holding Corp.	6,620,971
151,568	Leidos Holdings, Inc.	9,818,575
184,626	SS&C Technologies Holdings, Inc.	9,445,466
30,779	VeriSign, Inc.*	4,387,239

		37,841,368

	Technology Hardware & Equipment - 5.9%
96,015	Acacia Communications, Inc.*	3,309,637
231,907	Arrow Electronics, Inc.*	15,702,423
111,812	Itron, Inc.*	5,829,878
175,304	KEMET Corp.*	3,818,121
148,104	Keysight Technologies, Inc.*	8,453,776

		37,113,835

	Telecommunication Services - 1.4%
156,081	Millicom International Cellular S.A.	8,807,992

	Transportation - 3.4%
135,113	Genesee & Wyoming, Inc. Class A*	10,705,003
420,159	JetBlue Airways Corp.*	7,029,260
118,852	Knight-Swift Transportation Holdings, Inc.	3,803,264

		21,537,527

	Utilities - 5.8%
278,758	Alliant Energy Corp.	11,981,019
94,599	Evergy, Inc.	5,296,598
359,422	UGI Corp.	19,070,931

		36,348,548

	Total Common Stocks (cost $611,341,823)	$619,553,106

	Total Long-Term Investments (cost $611,341,823)	$619,553,106

The accompanying notes are an integral part of these financial statements.

61

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 3.1%
	Other Investment Pools & Funds - 1.9%
11,977,421	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(2)	$11,977,421

	Securities Lending Collateral - 1.2%
373,186	Citibank NA DDCA, 2.19%, 11/1/2018(2)	373,186
2,889,913	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(2)	2,889,913
849,360	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(2)	849,359
2,061,716	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(2)	2,061,716
394,535	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(2)	394,535
895,016	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(2)	895,016

		7,463,725

	Total Short-Term Investments (cost $19,441,146)	$19,441,146

Total Investments (cost $630,782,969)	101.3%	$638,994,252
Other Assets and Liabilities	(1.3)%	(8,212,885)

Total Net Assets	100.0%	$630,781,367

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$4,509,851	$4,509,851	$—	$—
Banks	65,829,828	65,829,828	—	—
Capital Goods	61,212,080	52,566,810	8,645,270	—
Commercial & Professional Services	13,816,573	13,816,573	—	—
Consumer Durables & Apparel	7,653,925	7,653,925	—	—
Consumer Services	4,660,226	4,660,226	—	—
Diversified Financials	6,581,773	6,581,773	—	—
Energy	46,500,668	46,500,668	—	—
Food & Staples Retailing	9,667,346	9,667,346	—	—
Food, Beverage & Tobacco	11,229,139	11,229,139	—	—
Health Care Equipment & Services	23,306,489	23,306,489	—	—
Insurance	59,181,714	51,170,061	8,011,653	—
Materials	60,068,982	55,347,620	4,721,362	—
Media & Entertainment	3,595,668	3,595,668	—	—
Pharmaceuticals, Biotechnology & Life Sciences	712,642	712,642	—	—
Real Estate	79,139,237	79,139,237	—	—
Retailing	6,343,348	6,343,348	—	—
Semiconductors & Semiconductor Equipment	13,894,347	13,894,347	—	—
Software & Services	37,841,368	37,841,368	—	—
Technology Hardware & Equipment	37,113,835	37,113,835	—	—
Telecommunication Services	8,807,992	—	8,807,992	—
Transportation	21,537,527	21,537,527	—	—
Utilities	36,348,548	36,348,548	—	—
Short-Term Investments	19,441,146	19,441,146	—	—

Total	$638,994,252	$608,807,975	$30,186,277	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

62

Hartford Quality Value Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Automobiles & Components - 0.0%
40	Garrett Motion, Inc.*	$607

	Banks - 16.8%
425,151	Bank of America Corp.	11,691,653
41,264	Bank of Nova Scotia	2,216,289
138,878	Citigroup, Inc.	9,090,954
115,273	JP Morgan Chase & Co.	12,567,063
19,591	M&T Bank Corp.	3,240,547
35,164	PNC Financial Services Group, Inc.	4,518,222
80,142	Wells Fargo & Co.	4,265,959

		47,590,687

	Capital Goods - 6.1%
46,336	Eaton Corp. plc	3,320,901
16,305	General Dynamics Corp.	2,813,917
26,468	Honeywell International, Inc.	3,833,096
103,913	Johnson Controls International plc	3,322,099
13,232	Lockheed Martin Corp.	3,888,223
2,011	Resideo Technologies, Inc.*	42,338

		17,220,574

	Commercial & Professional Services - 1.2%
36,434	Waste Management, Inc.	3,259,750

	Diversified Financials - 0.9%
86,058	Synchrony Financial	2,485,355

	Energy - 11.1%
37,109	Anadarko Petroleum Corp.	1,974,199
78,005	Canadian Natural Resources Ltd.	2,131,097
70,532	Chevron Corp.	7,874,898
32,463	EOG Resources, Inc.	3,419,652
62,869	Exxon Mobil Corp.	5,009,402
89,141	Halliburton Co.	3,091,410
55,148	Hess Corp.	3,165,495
75,278	Suncor Energy, Inc.	2,507,510
38,895	Total S.A. ADR	2,279,247

		31,452,910

	Food & Staples Retailing - 1.7%
60,333	Walgreens Boots Alliance, Inc.	4,812,763

	Food, Beverage & Tobacco - 5.0%
48,049	Altria Group, Inc.	3,125,107
77,081	General Mills, Inc.	3,376,148
29,030	Nestle S.A. ADR	2,446,648
60,229	Philip Morris International, Inc.	5,304,368

		14,252,271

	Health Care Equipment & Services - 5.2%
42,385	Cardinal Health, Inc.	2,144,681
67,844	Medtronic plc	6,093,748
26,049	STERIS plc	2,847,416
13,888	UnitedHealth Group, Inc.	3,629,629

		14,715,474

	Household & Personal Products - 1.0%
54,993	Unilever N.V.	2,957,523

	Insurance - 6.7%
77,897	American International Group, Inc.	3,216,367
27,685	Chubb Ltd.	3,458,133
43,441	Marsh & McLennan Cos., Inc.	3,681,625
65,352	MetLife, Inc.	2,691,849
49,563	Principal Financial Group, Inc.	2,332,931
38,103	Prudential Financial, Inc.	3,573,299

		18,954,204

	Materials - 5.0%
58,378	Ball Corp.	2,615,335
93,410	CRH plc ADR	2,781,750
38,623	FMC Corp.	3,015,684
34,603	Methanex Corp.(1)	2,239,852
32,471	PPG Industries, Inc.	3,412,377

		14,064,998

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Media & Entertainment - 2.1%
155,077	Comcast Corp. Class A	$5,914,637

	Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
20,388	Allergan plc	3,221,508
126,286	AstraZeneca plc ADR	4,897,371
99,084	Bristol-Myers Squibb Co.	5,007,705
104,861	Merck & Co., Inc.	7,718,818
37,291	Novartis AG ADR	3,261,471

		24,106,873

	Real Estate - 3.1%
19,254	American Tower Corp. REIT	2,999,966
97,376	Corporate Office Properties Trust REIT	2,516,196
15,518	Public Storage REIT	3,188,483

		8,704,645

	Retailing - 4.7%
571,800	Allstar Co.*(2)(3)(4)	263,028
27,286	Expedia Group, Inc.	3,422,483
53,437	Lowe’s Cos., Inc.	5,088,271
52,643	Target Corp.	4,402,534

		13,176,316

	Semiconductors & Semiconductor Equipment - 4.4%
153,698	Intel Corp.	7,205,362
27,134	KLA-Tencor Corp.	2,483,847
44,926	QUALCOMM, Inc.	2,825,396

		12,514,605

	Software & Services - 3.7%
19,084	Accenture plc Class A	3,008,020
32,136	International Business Machines Corp.	3,709,458
35,617	Microsoft Corp.	3,804,252

		10,521,730

	Technology Hardware & Equipment - 3.0%
106,951	Cisco Systems, Inc.	4,893,008
28,956	Motorola Solutions, Inc.	3,548,848

		8,441,856

	Telecommunication Services - 3.0%
147,943	Verizon Communications, Inc.	8,446,066

	Transportation - 1.0%
25,736	United Parcel Service, Inc. Class B	2,741,913

	Utilities - 4.2%
65,352	Alliant Energy Corp.	2,808,829
60,218	Avangrid, Inc.	2,830,848
49,835	Eversource Energy	3,152,562
60,316	UGI Corp.	3,200,367

		11,992,606

	Total Common Stocks (cost $275,503,736)	$278,328,363

	Total Long-Term Investments (cost $275,503,736)	$278,328,363

SHORT-TERM INVESTMENTS - 1.8%
	Other Investment Pools & Funds - 1.3%
3,842,488	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(5)	$3,842,488

	Securities Lending Collateral - 0.5%
69,620	Citibank NA DDCA, 2.19%, 11/1/2018(5)	69,620
539,130	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(5)	539,130
158,453	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(5)	158,453
384,625	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(5)	384,625
73,603	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(5)	73,603

The accompanying notes are an integral part of these financial statements.

63

Hartford Quality Value Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 1.8% - (continued)
	Securities Lending Collateral - 0.5% - (continued)
166,970	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(5)	$166,971

		1,392,402

	Total Short-Term Investments (cost $5,234,890)	$5,234,890

Total Investments (cost $280,738,626)	100.2%	$283,563,253
Other Assets and Liabilities	(0.2)%	(641,629)

Total Net Assets	100.0%	$282,921,624

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $263,028 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	571,800	$248,744	$263,028

(4)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At October 31, 2018, the aggregate fair value of this security was $263,028, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$607	$607	$—	$—
Banks	47,590,687	47,590,687	—	—
Capital Goods	17,220,574	17,220,574	—	—
Commercial & Professional Services	3,259,750	3,259,750	—	—
Diversified Financials	2,485,355	2,485,355	—	—
Energy	31,452,910	31,452,910	—	—
Food & Staples Retailing	4,812,763	4,812,763	—	—
Food, Beverage & Tobacco	14,252,271	14,252,271	—	—
Health Care Equipment & Services	14,715,474	14,715,474	—	—
Household & Personal Products	2,957,523	2,957,523	—	—
Insurance	18,954,204	18,954,204	—	—
Materials	14,064,998	14,064,998	—	—
Media & Entertainment	5,914,637	5,914,637	—	—
Pharmaceuticals, Biotechnology & Life Sciences	24,106,873	24,106,873	—	—
Real Estate	8,704,645	8,704,645	—	—
Retailing	13,176,316	12,913,288	—	263,028
Semiconductors & Semiconductor Equipment	12,514,605	12,514,605	—	—
Software & Services	10,521,730	10,521,730	—	—
Technology Hardware & Equipment	8,441,856	8,441,856	—	—
Telecommunication Services	8,446,066	8,446,066	—	—
Transportation	2,741,913	2,741,913	—	—
Utilities	11,992,606	11,992,606	—	—
Short-Term Investments	5,234,890	5,234,890	—	—

Total	$283,563,253	$283,300,225	$—	$263,028

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended October 31, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

64

Hartford Small Cap Core Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Banks - 9.0%
10,869	Bank of NT Butterfield & Son Ltd.	$437,912
10,182	Berkshire Hills Bancorp, Inc.	339,773
20,320	Cadence Bancorp	448,259
19,781	Cathay General Bancorp	745,150
16,920	Essent Group Ltd.*	666,986
10,766	Fidelity Southern Corp.	249,987
171,347	First BanCorp*	1,581,533
32,527	Hope Bancorp, Inc.	470,991
7,852	Live Oak Bancshares, Inc.(1)	144,477
9,224	Merchants Bancorp	212,152
2,707	Metropolitan Bank Holding Corp.*	99,780
63,345	MGIC Investment Corp.*	773,442
38,265	OFG Bancorp	653,949
14,848	Opus Bank	281,964
6,413	Popular, Inc.	333,540
30,822	Radian Group, Inc.	591,474
5,450	Renasant Corp.	190,096
8,981	Walker & Dunlop, Inc.	376,843
7,692	Wintrust Financial Corp.	585,669

		9,183,977

	Capital Goods - 7.7%
10,860	American Railcar Industries, Inc.(1)	759,223
10,261	Apogee Enterprises, Inc.	370,422
12,208	Atkore International Group, Inc.*	235,126
28,403	Briggs & Stratton Corp.	412,696
7,105	Columbus McKinnon Corp.	260,967
26,473	Continental Building Products, Inc.*	736,214
10,654	EMCOR Group, Inc.	756,221
6,415	EnerSys	510,441
59,419	Enphase Energy, Inc.*(1)	269,762
8,659	Generac Holdings, Inc.*	439,271
6,311	Global Brass & Copper Holdings, Inc.	199,554
4,660	Greenbrier Cos., Inc.	221,117
24,639	Harsco Corp.*	676,833
5,846	Hyster-Yale Materials Handling, Inc.	353,391
6,531	LB Foster Co. Class A*	118,734
28,854	Meritor, Inc.*	490,229
17,197	NCI Building Systems, Inc.*	210,663
10,351	PGT Innovations, Inc.*	209,711
13,453	Rush Enterprises, Inc. Class A*	476,102
3,076	Simpson Manufacturing Co., Inc.	175,578

		7,882,255

	Commercial & Professional Services - 5.0%
28,724	ACCO Brands Corp.	231,803
2,373	Barrett Business Services, Inc.	149,309
19,994	Ennis, Inc.	387,084
13,097	FTI Consulting, Inc.*	905,134
6,028	Heidrick & Struggles International, Inc.	208,026
15,216	Herman Miller, Inc.	501,367
5,061	HNI Corp.	191,761
4,481	Insperity, Inc.	492,238
4,611	Korn/Ferry International	208,140
21,260	LSC Communications, Inc.	200,482
3,944	McGrath Rent Corp.	210,570
46,869	Quad/Graphics, Inc.	723,189
67,839	RR Donnelley & Sons Co.	398,215
12,212	TrueBlue, Inc.*	284,906

		5,092,224

	Consumer Durables & Apparel - 3.3%
31,073	Crocs, Inc.*	638,239
2,112	CSS Industries, Inc.	27,752
10,354	Deckers Outdoor Corp.*	1,316,718
14,550	Fossil Group, Inc.*	315,881
3,779	KB Home	75,467
16,565	La-Z-Boy, Inc.	460,507
11,769	Movado Group, Inc.	453,224
7,457	ZAGG, Inc.*	90,304

		3,378,092

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Consumer Services - 4.0%
19,512	American Public Education, Inc.*	$638,628
3,987	BJ’s Restaurants, Inc.	243,925
14,036	Bloomin’ Brands, Inc.	280,018
4,810	Brinker International, Inc.	208,513
21,469	Cambium Learning Group, Inc.*	308,724
3,919	Dine Brands Global, Inc.	317,596
24,649	International Speedway Corp. Class A	924,584
17,647	K12, Inc.*	377,822
13,177	Penn National Gaming, Inc.*	319,938
17,746	Ruth’s Hospitality Group, Inc.	479,674

		4,099,422

	Diversified Financials - 4.6%
27,536	AG Mortgage Investment Trust, Inc.	476,373
27,824	Apollo Commercial Real Estate Finance, Inc. REIT	520,587
38,255	ARMOUR Residential, Inc. REIT(1)	833,194
24,045	Banco Latinoamericano de Comercio Exterior S.A. ADR	412,612
16,506	Cherry Hill Mortgage Investment Corp.	295,623
23,635	Chimera Investment Corp.	439,611
10,576	Enova International, Inc.*	250,122
7,551	Evercore, Inc. Class A	616,841
24,000	Greenhill & Co., Inc.	529,200
38,068	On Deck Capital, Inc.*	262,669

		4,636,832

	Energy - 4.4%
2,919	Arch Coal, Inc. Class A	279,932
5,428	CONSOL Energy, Inc.*	216,252
26,265	Delek U.S. Holdings, Inc.	964,451
47,045	Denbury Resources, Inc.*	162,305
6,196	Par Pacific Holdings, Inc.*	109,545
20,246	Peabody Energy Corp.	717,721
28,853	Renewable Energy Group, Inc.*(1)	896,751
5,001	REX American Resources Corp.*	370,924
118,579	W&T Offshore, Inc.*	799,223

		4,517,104

	Food & Staples Retailing - 0.2%
4,860	Weis Markets, Inc.	224,289

	Food, Beverage & Tobacco - 0.6%
1,583	Boston Beer Co., Inc. Class A*	486,440
7,794	Vector Group Ltd.	105,375

		591,815

	Health Care Equipment & Services - 7.3%
11,216	AngioDynamics, Inc.*	229,143
3,703	Chemed Corp.	1,126,934
9,835	Encompass Health Corp.	661,895
2,890	Haemonetics Corp.*	301,918
17,345	HealthStream, Inc.	456,347
3,306	Integer Holdings Corp.*	246,198
20,265	Meridian Bioscience, Inc.	328,496
7,563	Molina Healthcare, Inc.*	958,762
18,284	NextGen Healthcare, Inc.*	270,055
24,041	RadNet, Inc.*	355,807
4,805	SurModics, Inc.*	304,781
9,673	Tenet Healthcare Corp.*	248,886
37,888	Triple-S Management Corp. Class B*	650,158
4,576	WellCare Health Plans, Inc.*	1,262,930

		7,402,310

	Household & Personal Products - 3.3%
6,404	Medifast, Inc.	1,355,599
8,907	Nu Skin Enterprises, Inc. Class A	625,449
11,710	USANA Health Sciences, Inc.*	1,370,304

		3,351,352

	Insurance - 1.5%
21,406	Ambac Financial Group, Inc.*	440,535
24,495	American Equity Investment Life Holding Co.	764,734
5,056	Assured Guaranty Ltd.	202,139

The accompanying notes are an integral part of these financial statements.

65

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Insurance - 1.5% - (continued)
1,541	Kemper Corp.	$115,868

		1,523,276

	Materials - 3.3%
26,263	Domtar Corp.	1,216,240
17,843	Kronos Worldwide, Inc.	250,337
17,761	Louisiana-Pacific Corp.	386,657
6,702	Materion Corp.	380,875
24,235	Mercer International, Inc.	368,614
6,255	Stepan Co.	516,600
21,235	SunCoke Energy, Inc.*	237,832

		3,357,155

	Media & Entertainment - 3.7%
72,778	Entravision Communications Corp. Class A	359,523
70,322	Gannett Co., Inc.	682,123
50,686	Glu Mobile, Inc.*	357,336
21,771	Liberty TripAdvisor Holdings, Inc. Class A*	313,938
53,580	Meet Group, Inc.*	236,288
21,066	National CineMedia, Inc.	188,541
20,738	New Media Investment Group, Inc.	291,369
33,393	QuinStreet, Inc.*	530,949
17,403	TechTarget, Inc.*	353,629
6,220	World Wrestling Entertainment, Inc. Class A	451,510

		3,765,206

	Pharmaceuticals, Biotechnology & Life Sciences - 10.4%
23,331	Acorda Therapeutics, Inc.*	445,855
28,868	AMAG Pharmaceuticals, Inc.*(1)	620,662
56,997	ArQule, Inc.*	220,578
32,605	Calithera Biosciences, Inc.*	153,896
18,514	ChemoCentryx, Inc.*	200,322
15,586	Concert Pharmaceuticals, Inc.*	232,543
30,717	CytomX Therapeutics, Inc.*	438,024
4,628	Eagle Pharmaceuticals, Inc.*	227,883
18,029	Emergent BioSolutions, Inc.*	1,103,195
9,080	Enanta Pharmaceuticals, Inc.*	700,613
40,430	Endo International plc*	684,884
18,060	Five Prime Therapeutics, Inc.*	219,248
4,303	Genomic Health, Inc.*	308,568
19,815	Halozyme Therapeutics, Inc.*	307,727
7,432	Heron Therapeutics, Inc.*	206,312
59,414	Horizon Pharma plc*	1,081,929
42,251	Inovio Pharmaceuticals, Inc.*	208,297
18,746	Luminex Corp.	539,322
10,298	MacroGenics, Inc.*	169,505
15,060	Mallinckrodt plc*	377,404
7,699	Medpace Holdings, Inc.*	401,118
105,603	PDL BioPharma, Inc.*	262,952
57,352	Pieris Pharmaceuticals, Inc.*	236,290
9,528	PTC Therapeutics, Inc.*	367,019
13,401	Retrophin, Inc.*	343,870
6,277	Revance Therapeutics, Inc.*	136,650
27,571	Voyager Therapeutics, Inc.*	374,139

		10,568,805

	Real Estate - 5.6%
12,263	Agree Realty Corp. REIT	702,302
25,465	CareTrust, Inc. REIT	449,712
22,894	Chesapeake Lodging Trust REIT	672,855
9,139	CoreCivic, Inc. REIT	205,262
16,113	Global Net Lease, Inc. REIT	326,288
10,393	Hersha Hospitality Trust REIT	182,501
7,570	Hospitality Properties Trust REIT	193,943
24,527	Independence Realty Trust, Inc. REIT	243,063
22,614	Pebblebrook Hotel Trust REIT(1)	762,318
16,385	Piedmont Office Realty Trust, Inc. Class A, REIT	295,258
21,415	Ramco-Gershenson Properties Trust REIT	284,391
24,274	Sabra Healthcare, Inc. REIT	525,532
24,800	Summit Hotel Properties, Inc. REIT	285,696
30,095	Xenia Hotels & Resorts, Inc. REIT	618,452

		5,747,573

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Retailing - 6.3%
16,959	Abercrombie & Fitch Co. Class A	$334,092
55,122	Ascena Retail Group, Inc.*	212,220
39,165	Buckle, Inc.(1)	798,966
23,307	Cato Corp. Class A	449,359
27,217	Chico’s FAS, Inc.	208,754
8,721	DSW, Inc. Class A	231,543
14,500	Etsy, Inc.*	616,540
21,787	Express, Inc.*	191,944
5,634	Genesco, Inc.*	241,079
10,744	Guess?, Inc.	228,203
7,422	Liberty Expedia Holdings, Inc. Class A*	322,263
170,701	Office Depot, Inc.	436,995
3,016	RH*(1)	348,981
7,507	Shoe Carnival, Inc.	305,760
20,307	Shutterstock, Inc.	830,150
3,381	Signet Jewelers Ltd.	189,505
979	Stamps.com, Inc.*	197,924
13,996	Tailored Brands, Inc.	294,056

		6,438,334

	Semiconductors & Semiconductor Equipment - 2.4%
91,908	Amkor Technology, Inc.*	657,142
12,506	Nanometrics, Inc.*	400,942
22,617	Photronics, Inc.*	220,290
33,498	Teradyne, Inc.	1,154,006

		2,432,380

	Software & Services - 9.6%
11,553	Bottomline Technologies de, Inc.*	769,892
15,177	Cardtronics plc Class A*	412,207
5,435	Coupa Software, Inc.*	352,351
33,860	eGain Corp.*	252,934
11,652	EVERTEC, Inc.	303,884
11,140	j2 Global, Inc.	811,438
1,319	ManTech International Corp. Class A	75,552
23,204	MAXIMUS, Inc.	1,507,564
4,411	MicroStrategy, Inc. Class A*	555,654
26,987	Net 1 UEPS Technologies, Inc.*	182,702
17,328	Presidio, Inc.	232,195
24,733	Progress Software Corp.	794,919
12,736	Qualys, Inc.*	907,313
3,498	SPS Commerce, Inc.*	325,629
26,608	Sykes Enterprises, Inc.*	816,067
34,363	Synchronoss Technologies, Inc.*	203,429
20,541	Travelport Worldwide Ltd.	307,293
35,307	Unisys Corp.*(1)	650,002
6,660	Virtusa Corp.*	330,269

		9,791,294

	Technology Hardware & Equipment - 2.4%
7,646	Comtech Telecommunications Corp.	213,476
16,438	Immersion Corp.*	164,544
7,658	Insight Enterprises, Inc.*	395,842
6,543	Plantronics, Inc.	385,841
4,589	Tech Data Corp.*	324,259
54,776	Vishay Intertechnology, Inc.	1,002,401

		2,486,363

	Telecommunication Services - 1.6%
47,473	NII Holdings, Inc.*(1)	295,282
43,677	Telephone & Data Systems, Inc.	1,346,562

		1,641,844

	Transportation - 1.6%
14,487	ArcBest Corp.	537,757
7,756	Covenant Transportation Group, Inc. Class A*	194,133
7,898	Echo Global Logistics, Inc.*	203,058
20,295	Hawaiian Holdings, Inc.	702,410

		1,637,358

	Utilities - 1.2%
10,960	El Paso Electric Co.	625,268

The accompanying notes are an integral part of these financial statements.

66

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Utilities - 1.2% - (continued)
13,805	Portland General Electric Co.	$622,329

		1,247,597

	Total Common Stocks (cost $93,201,603)	$100,996,857

	Total Long-Term Investments (cost $93,201,603)	$100,996,857

SHORT-TERM INVESTMENTS - 6.3%
	Other Investment Pools & Funds - 1.1%
1,068,041	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.07%(2)	$1,068,041

	Securities Lending Collateral - 5.2%
266,756	Citibank NA DDCA, 2.19%, 11/1/2018(2)	266,756
2,065,732	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(2)	2,065,732
607,129	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(2)	607,129
1,473,730	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(2)	1,473,730
282,017	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(2)	282,017
639,764	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(2)	639,764

		5,335,128

	Total Short-Term Investments (cost $6,403,169)	$6,403,169

Total Investments (cost $99,604,772)	105.3%	$107,400,026
Other Assets and Liabilities	(5.3)%	(5,438,867)

Total Net Assets	100.0%	$101,961,159

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$9,183,977	$9,183,977	$—	$—
Capital Goods	7,882,255	7,882,255	—	—
Commercial & Professional Services	5,092,224	5,092,224	—	—
Consumer Durables & Apparel	3,378,092	3,378,092	—	—
Consumer Services	4,099,422	4,099,422	—	—
Diversified Financials	4,636,832	4,636,832	—	—
Energy	4,517,104	4,517,104	—	—
Food & Staples Retailing	224,289	224,289	—	—
Food, Beverage & Tobacco	591,815	591,815	—	—
Health Care Equipment & Services	7,402,310	7,402,310	—	—
Household & Personal Products	3,351,352	3,351,352	—	—
Insurance	1,523,276	1,523,276	—	—
Materials	3,357,155	3,357,155	—	—
Media & Entertainment	3,765,206	3,765,206	—	—
Pharmaceuticals, Biotechnology & Life Sciences	10,568,805	10,568,805	—	—
Real Estate	5,747,573	5,747,573	—	—
Retailing	6,438,334	6,438,334	—	—
Semiconductors & Semiconductor Equipment	2,432,380	2,432,380	—	—
Software & Services	9,791,294	9,791,294	—	—
Technology Hardware & Equipment	2,486,363	2,486,363	—	—
Telecommunication Services	1,641,844	1,641,844	—	—
Transportation	1,637,358	1,637,358	—	—
Utilities	1,247,597	1,247,597	—	—
Short-Term Investments	6,403,169	6,403,169	—	—

Total	$107,400,026	$107,400,026	$—	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

67

The Hartford Small Cap Growth Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Automobiles & Components - 1.6%
137,771	Cooper Tire & Rubber Co.	$4,255,746
214,701	Tenneco, Inc.	7,392,156
73,826	Visteon Corp.*	5,835,207

		17,483,109

	Banks - 4.6%
195,325	First Busey Corp.	5,453,474
235,331	First Hawaiian, Inc.	5,831,502
140,336	Great Western Bancorp, Inc.	5,143,314
101,628	IBERIABANK Corp.	7,570,270
760,785	MGIC Investment Corp.*	9,289,185
205,245	Seacoast Banking Corp. of Florida*	5,399,996
393,101	Sterling Bancorp	7,067,956
124,733	Triumph Bancorp, Inc.*	4,472,925

		50,228,622

	Capital Goods - 10.4%
235,722	Aerojet Rocketdyne Holdings, Inc.*	8,325,701
217,766	Altra Industrial Motion Corp.	7,027,309
57,523	American Woodmark Corp.*	3,476,690
116,622	Applied Industrial Technologies, Inc.	7,665,564
78,224	Armstrong World Industries, Inc.*	4,830,332
92,826	Astec Industries, Inc.	3,491,186
97,750	Axon Enterprise, Inc.*	6,033,130
116,720	AZZ, Inc.	5,176,532
237,933	BMC Stock Holdings, Inc.*	3,982,998
275,021	Evoqua Water Technologies Corp.*	2,640,202
157,149	Generac Holdings, Inc.*	7,972,169
187,318	ITT, Inc.	9,459,559
221,270	JELD-WEN Holding, Inc.*	3,597,850
129,185	John Bean Technologies Corp.	13,431,364
133,814	Mercury Systems, Inc.*	6,270,524
362,729	Milacron Holdings Corp.*	5,078,206
289,762	Rexnord Corp.*	7,768,519
65,777	SiteOne Landscape Supply, Inc.*	4,475,467
203,165	Welbilt, Inc.*	3,803,249

		114,506,551

	Commercial & Professional Services - 4.4%
207,348	Advanced Disposal Services, Inc.*	5,617,057
152,342	ASGN, Inc.*	10,219,102
136,657	Clean Harbors, Inc.*	9,298,142
185,622	Exponent, Inc.	9,366,486
103,029	Huron Consulting Group, Inc.*	5,614,050
81,324	MSA Safety, Inc.	8,493,479

		48,608,316

	Consumer Durables & Apparel - 5.3%
113,878	Carter’s, Inc.	10,930,010
46,262	Installed Building Products, Inc.*	1,409,141
114,672	Oxford Industries, Inc.	10,203,515
82,300	Skyline Champion Corp.	1,961,209
399,784	Steven Madden Ltd.	12,501,246
171,378	TopBuild Corp.*	7,818,264
389,779	Wolverine World Wide, Inc.	13,708,527

		58,531,912

	Consumer Services - 2.5%
132,181	Dunkin’ Brands Group, Inc.	9,591,054
98,025	Marriott Vacations Worldwide Corp.	8,674,232
141,052	Wingstop, Inc.	8,832,676

		27,097,962

	Diversified Financials - 2.3%
208,377	Blucora, Inc.*	6,026,263
101,249	Evercore, Inc. Class A	8,271,031
133,650	OneMain Holdings, Inc.*	3,811,698

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Diversified Financials - 2.3% - (continued)
746,080	SLM Corp.*	$7,565,251

		25,674,243

	Energy - 2.1%
243,585	Newfield Exploration Co.*	4,920,417
117,065	PDC Energy, Inc.*	4,969,409
298,239	ProPetro Holding Corp.*	5,263,919
374,239	WildHorse Resource Development Corp.*	7,937,609

		23,091,354

	Food & Staples Retailing - 1.9%
42,507	Casey’s General Stores, Inc.	5,360,558
294,621	Performance Food Group Co.*	8,638,288
104,231	PriceSmart, Inc.	7,311,804

		21,310,650

	Food, Beverage & Tobacco - 1.1%
515,640	Hostess Brands, Inc.*	5,362,656
70,128	Post Holdings, Inc.*	6,200,718

		11,563,374

	Health Care Equipment & Services - 12.8%
226,655	AtriCure, Inc.*	7,209,896
206,341	Cardiovascular Systems, Inc.*	5,787,865
255,893	Globus Medical, Inc. Class A*	13,523,945
74,483	Haemonetics Corp.*	7,781,239
378,772	HMS Holdings Corp.*	10,916,209
30,139	ICU Medical, Inc.*	7,677,307
125,839	Insulet Corp.*	11,100,258
149,509	Integra LifeSciences Holdings Corp.*	8,009,197
57,722	LivaNova plc*	6,464,287
78,989	Medidata Solutions, Inc.*	5,552,927
208,971	Merit Medical Systems, Inc.*	11,936,423
196,028	Omnicell, Inc.*	13,859,180
357,046	OraSure Technologies, Inc.*	4,962,939
99,658	Orthofix Medical, Inc.*	6,061,200
78,233	Providence Service Corp.*	5,170,419
399,434	R1 RCM, Inc.*	3,383,206
70,113	Teladoc Health, Inc.*	4,861,635
52,678	U.S. Physical Therapy, Inc.	5,663,939

		139,922,071

	Household & Personal Products - 0.8%
177,359	Edgewell Personal Care Co.*	8,509,685

	Insurance - 0.8%
235,121	James River Group Holdings Ltd.	9,052,159

	Materials - 2.8%
123,489	Boise Cascade Co.	3,802,226
522,581	Graphic Packaging Holding Co.	5,753,617
198,966	Louisiana-Pacific Corp.	4,331,490
436,655	OMNOVA Solutions, Inc.*	3,226,881
274,214	PolyOne Corp.	8,859,854
319,588	Summit Materials, Inc. Class A*	4,314,438

		30,288,506

	Media & Entertainment - 0.9%
488,632	TrueCar, Inc.*	5,560,632
101,224	Yelp, Inc.*	4,334,412

		9,895,044

	Pharmaceuticals, Biotechnology & Life Sciences - 14.1%
198,981	Abeona Therapeutics, Inc.*(1)	1,711,237
127,073	Aerie Pharmaceuticals, Inc.*	6,757,742
50,075	Agios Pharmaceuticals, Inc.*	3,157,729
542,052	Amicus Therapeutics, Inc.*	6,060,141
387,948	Amneal Pharmaceuticals, Inc.*	7,157,641
118,619	Aptinyx, Inc.*	3,088,839

The accompanying notes are an integral part of these financial statements.

68

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 14.1% - (continued)
160,136	Arena Pharmaceuticals, Inc.*	$5,710,450
89,924	Assembly Biosciences, Inc.*	2,057,461
132,016	Audentes Therapeutics, Inc.*	3,722,851
40,992	Avrobio, Inc.*	1,232,220
117,523	Blueprint Medicines Corp.*	7,141,873
262,085	Catalent, Inc.*	10,572,509
183,976	Coherus Biosciences, Inc.*	2,150,679
196,205	Cytokinetics, Inc.*	1,312,611
232,248	Dermira, Inc.*	2,914,712
213,869	Five Prime Therapeutics, Inc.*	2,596,370
139,213	Flexion Therapeutics, Inc.*(1)	1,884,944
86,899	G1 Therapeutics, Inc.*	3,476,829
159,365	GlycoMimetics, Inc.*	2,004,812
221,105	Heron Therapeutics, Inc.*	6,137,875
315,866	Intersect ENT, Inc.*	8,863,200
147,290	Ironwood Pharmaceuticals, Inc.*	1,929,499
103,800	Karyopharm Therapeutics, Inc.*	1,094,052
71,139	Loxo Oncology, Inc.*	10,860,080
10,401	Madrigal Pharmaceuticals, Inc.*	1,985,135
127,622	Medicines Co.*	2,968,488
101,875	Minerva Neurosciences, Inc.*	1,117,569
131,132	MyoKardia, Inc.*	6,942,128
320,869	NanoString Technologies, Inc.*	4,944,591
136,032	Portola Pharmaceuticals, Inc.*(1)	2,678,470
85,111	REGENXBIO, Inc.*	5,674,350
130,138	Revance Therapeutics, Inc.*	2,833,104
811,222	Rigel Pharmaceuticals, Inc.*	2,328,207
92,861	Spark Therapeutics, Inc.*	4,177,816
197,200	Syneos Health, Inc.*	8,998,236
128,516	Ultragenyx Pharmaceutical, Inc.*	6,226,600

		154,471,050

	Real Estate - 2.6%
239,366	Columbia Property Trust, Inc. REIT	5,373,767
53,483	Coresite Realty Corp. REIT	5,019,914
198,164	Corporate Office Properties Trust REIT	5,120,558
124,086	HFF, Inc. Class A	4,560,160
138,789	Pebblebrook Hotel Trust REIT(1)	4,678,577
23,143	PS Business Parks, Inc. REIT	3,022,476
90,187	Sunstone Hotel Investors, Inc. REIT	1,305,006

		29,080,458

	Retailing - 4.0%
203,919	Caleres, Inc.	6,974,030
222,223	Core-Mark Holding Co., Inc.	8,535,585
256,226	Etsy, Inc.*	10,894,730
81,524	Five Below, Inc.*	9,279,062
132,425	Floor & Decor Holdings, Inc. Class A*	3,387,431
286,811	Michaels Cos., Inc.*(1)	4,545,954

		43,616,792

	Semiconductors & Semiconductor Equipment - 2.8%
115,047	Cirrus Logic, Inc.*	4,307,360
277,291	Cohu, Inc.	5,767,653
172,044	Diodes, Inc.*	5,194,008
313,862	Entegris, Inc.	8,329,897
568,908	FormFactor, Inc.*	6,963,434

		30,562,352

	Software & Services - 14.1%
97,439	2U, Inc.*	6,129,887
277,072	8x8, Inc.*	4,762,868
81,305	Alteryx, Inc. Class A*(1)	4,308,352
71,532	Blackbaud, Inc.	5,130,275
47,120	CACI International, Inc. Class A*	8,409,035

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Software & Services - 14.1% - (continued)
203,696	Carbonite, Inc.*	$6,968,440
459,878	Cloudera, Inc.*	6,327,921
43,563	EPAM Systems, Inc.*	5,204,472
156,015	Everbridge, Inc.*	7,930,242
44,554	Fair Isaac Corp.*	8,586,001
209,910	Five9, Inc.*	8,262,058
201,694	ForeScout Technologies, Inc.*	5,554,653
67,764	HubSpot, Inc.*	9,192,187
174,581	Instructure, Inc.*	6,518,855
180,997	LiveRamp Holdings, Inc.*	8,267,943
203,957	MINDBODY, Inc. Class A*	6,493,991
84,507	MongoDB, Inc.*(1)	6,887,320
137,730	Paylocity Holding Corp.*	9,061,257
123,150	Pegasystems, Inc.	6,590,988
266,457	Pivotal Software, Inc. Class A*	5,435,723
79,531	Q2 Holdings, Inc.*	4,233,435
117,670	Science Applications International Corp.	8,179,242
53,099	Trade Desk, Inc. Class A*	6,560,381

		154,995,526

	Technology Hardware & Equipment - 2.4%
218,779	CTS Corp.	5,839,211
100,992	ePlus, Inc.*	8,572,201
88,980	Lumentum Holdings, Inc.*	4,862,757
56,064	Rogers Corp.*	6,899,236

		26,173,405

	Telecommunication Services - 1.0%
359,454	ORBCOMM, Inc.*	3,425,597
576,278	Vonage Holdings Corp.*	7,641,446

		11,067,043

	Transportation - 1.5%
104,775	Genesee & Wyoming, Inc. Class A*	8,301,323
87,564	Knight-Swift Transportation Holdings, Inc.	2,802,048
276,756	Marten Transport Ltd.	5,330,321

		16,433,692

	Total Common Stocks (cost $1,006,315,751)	$1,062,163,876

EXCHANGE-TRADED FUNDS - 1.8%
	Other Investment Pools & Funds - 1.8%
103,268	iShares Russell 2000 Growth ETF(1)	$19,403,024

	Total Exchange-Traded Funds (cost $21,349,055)	$19,403,024

WARRANTS - 0.0%
	Diversified Financials - 0.0%
1,613	Emergent Capital, Inc. Expires 04/11/19	$—

	Total Warrants (cost $—)	$—

	Total Long-Term Investments (cost $1,027,664,806)	$1,081,566,900

SHORT-TERM INVESTMENTS - 3.9%
	Other Investment Pools & Funds - 0.8%
9,207,802	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(2)	$9,207,802

	Securities Lending Collateral - 3.1%
1,708,152	Citibank NA DDCA, 2.19%, 11/1/2018(2)	1,708,152

The accompanying notes are an integral part of these financial statements.

69

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 3.9% - (continued)
	Securities Lending Collateral - 3.1% - (continued)
13,227,737	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(2)	$13,227,737
3,887,696	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(2)	3,887,696
9,436,905	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(2)	9,436,905
1,805,868	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(2)	1,805,868
4,096,674	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(2)	4,096,674

		34,163,032

	Total Short-Term Investments (cost $43,370,834)	$43,370,834

Total Investments (cost $1,071,035,640)	102.5%	$1,124,937,734
Other Assets and Liabilities	(2.5)%	(27,569,943)

Total Net Assets	100.0%	$1,097,367,791

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$17,483,109	$17,483,109	$—	$—
Banks	50,228,622	50,228,622	—	—
Capital Goods	114,506,551	114,506,551	—	—
Commercial & Professional Services	48,608,316	48,608,316	—	—
Consumer Durables & Apparel	58,531,912	58,531,912	—	—
Consumer Services	27,097,962	27,097,962	—	—
Diversified Financials	25,674,243	25,674,243	—	—
Energy	23,091,354	23,091,354	—	—
Food & Staples Retailing	21,310,650	21,310,650	—	—
Food, Beverage & Tobacco	11,563,374	11,563,374	—	—
Health Care Equipment & Services	139,922,071	139,922,071	—	—
Household & Personal Products	8,509,685	8,509,685	—	—
Insurance	9,052,159	9,052,159	—	—
Materials	30,288,506	30,288,506	—	—
Media & Entertainment	9,895,044	9,895,044	—	—
Pharmaceuticals, Biotechnology & Life Sciences	154,471,050	154,471,050	—	—
Real Estate	29,080,458	29,080,458	—	—
Retailing	43,616,792	43,616,792	—	—
Semiconductors & Semiconductor Equipment	30,562,352	30,562,352	—	—
Software & Services	154,995,526	154,995,526	—	—
Technology Hardware & Equipment	26,173,405	26,173,405	—	—
Telecommunication Services	11,067,043	11,067,043	—	—
Transportation	16,433,692	16,433,692	—	—
Exchange-Traded Funds	19,403,024	19,403,024	—	—
Warrants	—	—	—	—
Short-Term Investments	43,370,834	43,370,834	—	—

Total	$1,124,937,734	$1,124,937,734	$—	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

70

The Hartford Small Company Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.6%
	Banks - 5.0%
133,403	BancorpSouth Bank	$3,828,666
131,153	CenterState Bank Corp.	3,223,741
420,851	MGIC Investment Corp.*	5,138,591
298,650	Sterling Bancorp	5,369,727
46,463	Texas Capital Bancshares, Inc.*	3,030,781
142,941	Union Bankshares Corp.	4,880,006

		25,471,512

	Capital Goods - 8.1%
299,485	Actuant Corp. Class A	7,142,717
4,548	Aerojet Rocketdyne Holdings, Inc.*	160,635
50,809	Axon Enterprise, Inc.*	3,135,931
109,586	EnerSys	8,719,758
164,387	ITT, Inc.	8,301,544
203,095	Rexnord Corp.*	5,444,977
48,289	SiteOne Landscape Supply, Inc.*	3,285,584
150,571	SPX FLOW, Inc.*	5,154,045

		41,345,191

	Commercial & Professional Services - 3.4%
111,433	Brink’s Co.	7,390,237
11,288	CoStar Group, Inc.*	4,079,709
128,548	TriNet Group, Inc.*	6,040,470

		17,510,416

	Consumer Durables & Apparel - 3.3%
38,500	iRobot Corp.*	3,394,545
244,261	Skyline Champion Corp.	5,820,740
36,100	Under Armour, Inc. Class A*	798,171
327,314	Under Armour, Inc. Class C*	6,490,636

		16,504,092

	Consumer Services - 5.7%
253,567	Boyd Gaming Corp.	6,734,740
580,284	DraftKings, Inc.*(1)(2)(3)	1,479,469
17,400	Grand Canyon Education, Inc.*	2,169,780
82,447	Marriott Vacations Worldwide Corp.	7,295,735
189,012	Planet Fitness, Inc. Class A*	9,278,599
33,823	Wingstop, Inc.	2,117,996

		29,076,319

	Diversified Financials - 1.2%
56,457	Green Dot Corp. Class A*	4,276,053
65,794	OneMain Holdings, Inc.*	1,876,445

		6,152,498

	Energy - 2.6%
405,086	Centennial Resource Development, Inc. Class A*	7,761,448
149,965	Viper Energy Partners L.P.	5,392,741

		13,154,189

	Food & Staples Retailing - 1.2%
209,800	Performance Food Group Co.*	6,151,336

	Food, Beverage & Tobacco - 1.1%
77,898	MGP Ingredients, Inc.	5,544,001

	Health Care Equipment & Services - 14.4%
48,687	Amedisys, Inc.*	5,355,570
4,841	AtriCure, Inc.*	153,992
4,077	Cardiovascular Systems, Inc.*	114,360
37,632	DexCom, Inc.*	4,996,401
114,193	Globus Medical, Inc. Class A*	6,035,100
57,234	Haemonetics Corp.*	5,979,236
82,120	Hill-Rom Holdings, Inc.	6,904,650
289,861	HMS Holdings Corp.*	8,353,794
126,444	Insulet Corp.*	11,153,625
139,482	Merit Medical Systems, Inc.*	7,967,212
127,602	Omnicell, Inc.*	9,021,461

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.6% - (continued)
	Health Care Equipment & Services - 14.4% - (continued)
35,370	Penumbra, Inc.*	$4,810,320
35,923	Teladoc Health, Inc.*	2,490,901
1,198	U.S. Physical Therapy, Inc.	128,809

		73,465,431

	Insurance - 0.6%
81,883	James River Group Holdings Ltd.	3,152,495

	Materials - 3.8%
143,171	Cabot Corp.	6,969,564
107,520	Carpenter Technology Corp.	4,688,947
271,205	Ferro Corp.*	4,594,213
34,280	Ingevity Corp.*	3,122,223

		19,374,947

	Media & Entertainment - 0.7%
39,537	Cargurus, Inc.*	1,756,234
39,398	Yelp, Inc.*	1,687,022

		3,443,256

	Pharmaceuticals, Biotechnology & Life Sciences - 13.4%
171,780	Abeona Therapeutics, Inc.*(4)	1,477,308
86,680	Aerie Pharmaceuticals, Inc.*	4,609,642
127,344	Amicus Therapeutics, Inc.*	1,423,706
88,398	Arena Pharmaceuticals, Inc.*	3,152,273
49,994	Blueprint Medicines Corp.*	3,038,135
113,125	Exact Sciences Corp.*	8,037,531
38,177	G1 Therapeutics, Inc.*	1,527,462
26,546	Galapagos N.V. ADR*	2,727,071
90,366	Heron Therapeutics, Inc.*	2,508,560
153,300	Ironwood Pharmaceuticals, Inc.*	2,008,230
145,413	Karyopharm Therapeutics, Inc.*	1,532,653
7,189	Ligand Pharmaceuticals, Inc.*	1,184,819
25,854	Loxo Oncology, Inc.*	3,946,872
61,114	MyoKardia, Inc.*	3,235,375
31,097	Neurocrine Biosciences, Inc.*	3,332,044
156,780	Nightstar Therapeutics plc*	1,583,478
77,579	PRA Health Sciences, Inc.*	7,515,078
41,918	REGENXBIO, Inc.*	2,794,673
62,133	Rhythm Pharmaceuticals, Inc.*	1,740,345
15,753	Sage Therapeutics, Inc.*	2,027,096
156,252	Sangamo Therapeutics, Inc.*	1,979,713
41,198	Spark Therapeutics, Inc.*	1,853,498
103,200	Syneos Health, Inc.*	4,709,016

		67,944,578

	Real Estate - 2.2%
118,133	Agree Realty Corp. REIT	6,765,477
202,372	Xenia Hotels & Resorts, Inc. REIT	4,158,744

		10,924,221

	Retailing - 7.2%
3,136,600	Allstar Co.*(1)(2)(3)	1,442,836
158,328	Etsy, Inc.*	6,732,107
29,486	Five Below, Inc.*	3,356,096
85,052	Floor & Decor Holdings, Inc. Class A*	2,175,630
174,512	MarineMax, Inc.*	3,971,893
24,872	RH*(4)	2,877,939
50,978	Shutterfly, Inc.*	2,548,900
135,529	Sleep Number Corp.*	4,929,190
85,005	Stitch Fix, Inc. Class A*(4)	2,240,732
26,907	Tory Burch LLC*(1)(2)(3)	1,361,786
47,262	Wayfair, Inc. Class A*	5,212,526

		36,849,635

	Semiconductors & Semiconductor Equipment - 0.5%
102,961	Entegris, Inc.	2,732,585

The accompanying notes are an integral part of these financial statements.

71

The Hartford Small Company Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.6% - (continued)
	Software & Services - 14.8%
49,654	2U, Inc.*	$3,123,733
48,069	Alteryx, Inc. Class A*	2,547,176
149,370	Carbonite, Inc.*	5,109,948
24,164	EPAM Systems, Inc.*	2,886,873
81,636	Everbridge, Inc.*	4,149,558
34,357	Fair Isaac Corp.*	6,620,938
174,917	Five9, Inc.*	6,884,733
122,165	Globant S.A.*	6,289,054
43,730	Guidewire Software, Inc.*	3,890,658
35,051	HubSpot, Inc.*	4,754,668
71,723	LiveRamp Holdings, Inc.*	3,276,307
197,163	Mimecast Ltd.*	6,873,102
104,266	Pivotal Software, Inc. Class A*	2,127,026
60,488	SendGrid, Inc.*	2,196,924
33,613	Trade Desk, Inc. Class A*	4,152,886
51,375	Wix.com Ltd.*	5,001,356
35,181	Zendesk, Inc.*	1,933,900
184,270	Zuora, Inc. Class A*	3,762,794

		75,581,634

	Technology Hardware & Equipment - 1.7%
34,774	II-VI, Inc.*	1,294,636
42,773	Zebra Technologies Corp. Class A*	7,113,150

		8,407,786

	Telecommunication Services - 1.8%
138,880	Boingo Wireless, Inc.*	4,351,110
364,683	Vonage Holdings Corp.*	4,835,697

		9,186,807

	Transportation - 0.9%
281,818	JetBlue Airways Corp.*	4,714,815

	Total Common Stocks (cost $451,321,984)	$476,687,744

PREFERRED STOCKS - 0.9%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
92,973	Sancilio & Co., Inc.*(1)(2)(3)	$—

	Retailing - 0.4%
47,489	Honest Co., Inc.*(1)(2)(3)	1,720,052

	Software & Services - 0.5%
263,189	MarkLogic Corp. Series F*(1)(2)(3)	2,626,626

	Total Preferred Stocks (cost $5,521,524)	$4,346,678

ESCROWS - 0.0%(6)
	Software & Services - 0.0%
98,033	Veracode, Inc.*(1)(2)(3)	$53,330

	Telecommunication Services - 0.0%
26,297	Docusign, Inc.*(1)(2)(3)	59,168

	Total Escrows (cost $—)	$112,498

	Total Long-Term Investments (cost $456,843,508)	$481,146,920

SHORT-TERM INVESTMENTS - 8.2%
	Other Investment Pools & Funds - 7.4%
37,735,433	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(5)	$37,735,433

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 8.2% - (continued)
	Securities Lending Collateral - 0.8%
206,759	Citibank NA DDCA, 2.19%, 11/1/2018(5)	$206,759
1,601,121	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(5)	1,601,121
470,577	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(5)	470,577
1,142,269	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(5)	1,142,269
218,587	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(5)	218,587
495,873	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(5)	495,873

		4,135,186

	Total Short-Term Investments (cost $41,870,619)	$41,870,619

Total Investments (cost $498,714,127)	102.7%	$523,017,539
Other Assets and Liabilities	(2.7)%	(13,617,787)

Total Net Assets	100.0%	$509,399,752

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $8,743,267 or 1.7% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	3,136,600	$1,364,479	$1,442,836
05/2018	Docusign, Inc.	26,297	—	59,168
12/2014	DraftKings, Inc.	580,284	2,187,550	1,479,469
08/2015	Honest Co., Inc. Preferred	47,489	2,172,859	1,720,052
04/2015	MarkLogic Corp. Series F Preferred	263,189	3,056,730	2,626,626
05/2014	Sancilio & Co., Inc. Preferred	92,973	291,935	—
11/2013	Tory Burch LLC	26,907	2,108,912	1,361,786
08/2014	Veracode, Inc.	98,033	—	53,330

			$11,182,465	$8,743,267

The accompanying notes are an integral part of these financial statements.

72

The Hartford Small Company Fund

Schedule of Investments – (continued)

October 31, 2018

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At October 31, 2018, the aggregate fair value of these securities was $8,743,267, which represented 1.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(5)	Current yield as of period end.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$25,471,512	$25,471,512	$—	$—
Capital Goods	41,345,191	41,345,191	—	—
Commercial & Professional Services	17,510,416	17,510,416	—	—
Consumer Durables & Apparel	16,504,092	16,504,092	—	—
Consumer Services	29,076,319	27,596,850	—	1,479,469
Diversified Financials	6,152,498	6,152,498	—	—
Energy	13,154,189	13,154,189	—	—
Food & Staples Retailing	6,151,336	6,151,336	—	—
Food, Beverage & Tobacco	5,544,001	5,544,001	—	—
Health Care Equipment & Services	73,465,431	73,465,431	—	—
Insurance	3,152,495	3,152,495	—	—
Materials	19,374,947	19,374,947	—	—
Media & Entertainment	3,443,256	3,443,256	—	—
Pharmaceuticals, Biotechnology & Life Sciences	67,944,578	67,944,578	—	—
Real Estate	10,924,221	10,924,221	—	—
Retailing	36,849,635	34,045,013	—	2,804,622
Semiconductors & Semiconductor Equipment	2,732,585	2,732,585	—	—
Software & Services	75,581,634	75,581,634	—	—
Technology Hardware & Equipment	8,407,786	8,407,786	—	—
Telecommunication Services	9,186,807	9,186,807	—	—
Transportation	4,714,815	4,714,815	—	—
Preferred Stocks	4,346,678	—	—	4,346,678
Escrows	112,498	—	—	112,498
Short-Term Investments	41,870,619	41,870,619	—	—

Total	$523,017,539	$514,274,272	$—	$8,743,267

(1)	For the year ended October 31, 2018, investments valued at $2,500,562 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers into level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the year ended October 31, 2018:

	Common Stocks	Preferred Stocks	Escrows	Total
Beginning balance	$2,484,729	$7,971,312	$—	$10,456,041
Conversions*	(394,093)	—	394,093	—
Purchases	—	—	—	—
Sales	—	—	—	—
Accrued discounts/(premiums)	—	—	—	—
Total realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	2,193,455	(1,124,072)	(281,595)	787,788
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(2,500,562)	—	(2,500,562)

Ending balance	$4,284,091	$4,346,678	$112,498	$8,743,267

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at October 31, 2018 was $1,670,189.

*	Private Equity securities that were common stocks are now escrows.

The accompanying notes are an integral part of these financial statements.

73

Hartford Domestic Equity Funds

Statements of Assets and Liabilities

October 31, 2018

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$7,230,803,765	$3,456,703,380	$8,225,202,940	$4,142,429,341	$4,740,010,134	$1,445,317,570
Foreign currency	81	—	—	556,036	19	—
Cash collateral due from broker on futures contracts	2,370,000	4,336,200	—	—	—	—
Receivables:
Investment securities sold	72,072,687	—	27,963,530	5,671,398	36,863,342	3,108,545
Fund shares sold	1,458,467	13,069,069	6,432,852	4,458,243	5,248,345	881,974
Dividends and interest	6,940,116	3,443,958	9,184,414	4,988,817	486,144	1,063,086
Securities lending income	10,975	—	156	181	37,542	13,080
Tax reclaims	1,918,829	—	1,292,352	2,064,045	580,766	46,607
Variation margin on futures contracts	509,577	847,530	—	—	—	—
Other assets	64,854	77,619	78,138	72,086	74,992	58,011

Total assets	7,316,149,351	3,478,477,756	8,270,154,382	4,160,240,147	4,783,301,284	1,450,488,873

Liabilities:
Bank overdraft	—	—	—	—	—	—
Obligation to return securities lending collateral	42,409,117	—	—	—	50,639,843	14,720,638
Payables:
Investment securities purchased	81,750,841	1,300,481	27,461,836	7,332,563	25,726,731	1,669,003
Fund shares redeemed	6,821,147	5,465,955	5,435,462	6,128,072	5,346,955	3,336,590
Investment management fees	4,201,760	1,043,081	4,342,949	2,225,334	2,943,751	1,081,065
Transfer agent fees	1,847,036	508,132	1,283,835	739,359	1,115,931	398,951
Accounting services fees	124,848	53,717	107,301	62,428	87,045	22,891
Board of Directors’ fees	33,977	14,158	35,585	18,211	21,090	6,370
Distribution fees	268,538	83,664	191,404	121,646	140,662	59,044
Accrued expenses	429,615	174,910	388,296	217,504	295,228	101,086

Total liabilities	137,886,879	8,644,098	39,246,668	16,845,117	86,317,236	21,395,638

Net assets	$7,178,262,472	$3,469,833,658	$8,230,907,714	$4,143,395,030	$4,696,984,048	$1,429,093,235

Summary of Net Assets:
Capital stock and paid-in-capital	$6,030,854,589	$2,691,949,896	$5,562,816,028	$3,122,497,210	$3,345,539,507	$1,182,926,814
Distributable earnings	1,147,407,883	777,883,762	2,668,091,686	1,020,897,820	1,351,444,541	246,166,421

Net assets	$7,178,262,472	$3,469,833,658	$8,230,907,714	$4,143,395,030	$4,696,984,048	$1,429,093,235

Shares authorized	1,765,000,000	750,000,000	1,300,000,000	800,000,000	23,900,000,000	610,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0001	$0.0010

Class A: Net asset value per share	$37.88	$30.17	$25.63	$19.39	$45.89	$34.38

Maximum offering price per share	$40.08	$31.93	$27.12	$20.52	$48.56	$36.38

Shares outstanding	125,222,138	22,083,261	137,376,614	77,792,226	43,869,049	19,841,585

Net Assets	$4,742,846,180	$666,353,852	$3,521,062,127	$1,508,579,744	$2,013,200,081	$682,175,060

Class C: Net asset value per share	$29.30	$27.53	$24.75	$19.29	$29.36	$27.98

Shares outstanding	14,546,309	10,646,576	9,213,435	17,149,435	10,954,663	5,721,978

Net Assets	$426,255,806	$293,063,636	$228,076,475	$330,741,442	$321,653,027	$160,083,510

Class I: Net asset value per share	$38.08	$30.26	$25.51	$19.29	$47.99	$36.11

Shares outstanding	19,290,770	37,363,504	33,226,271	60,025,880	34,886,747	10,505,765

Net Assets	$734,579,570	$1,130,599,879	$847,645,966	$1,157,708,419	$1,674,140,518	$379,392,446

Class R3: Net asset value per share	$41.62	$30.52	$25.97	$19.41	$45.98	$35.32

Shares outstanding	1,486,662	1,139,097	2,800,692	2,411,592	1,037,564	1,087,692

Net Assets	$61,881,885	$34,764,693	$72,722,523	$46,819,797	$47,707,409	$38,412,487

Class R4: Net asset value per share	$42.94	$31.03	$26.14	$19.44	$48.38	$37.12

Shares outstanding	1,202,519	4,668,175	5,035,530	3,623,353	1,637,495	872,198

Net Assets	$51,635,497	$144,866,159	$131,649,140	$70,446,478	$79,228,614	$32,372,631

Class R5: Net asset value per share	$43.80	$30.47	$26.25	$19.54	$50.48	$38.82

Shares outstanding	782,797	6,612,715	5,597,022	4,072,198	390,432	199,857

Net Assets	$34,287,837	$201,510,068	$146,918,172	$79,556,755	$19,708,124	$7,757,466

Class R6: Net asset value per share	$44.07	$30.61	$26.25	$19.58	$51.18	$—

Shares outstanding	1,609,661	4,790,682	2,849,064	1,785,001	235,666	—

Net Assets	$70,934,797	$146,642,513	$74,794,927	$34,956,573	$12,060,701	$—

The accompanying notes are an integral part of these financial statements.

74

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

October 31, 2018

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class Y: Net asset value per share	$44.06	$30.61	$26.25	$19.58	$51.18	$39.29

Shares outstanding	3,988,784	7,083,001	23,481,107	7,151,711	2,495,707	1,346,335

Net Assets	$175,731,217	$216,787,886	$616,453,956	$140,057,103	$127,720,684	$52,896,401

Class F: Net asset value per share	$38.09	$30.28	$25.50	$19.29	$48.07	$36.17

Shares outstanding	23,107,137	20,980,040	101,645,757	40,157,652	8,353,415	2,101,098

Net Assets	$880,109,683	$635,244,972	$2,591,584,428	$774,528,719	$401,564,890	$76,003,234

Cost of investments	$7,095,120,542	$2,845,650,911	$6,320,130,681	$3,439,734,402	$4,449,898,166	$1,283,771,445
Cost of foreign currency	$81	$—	$—	$557,943	$20	$—

(1) Includes Investment in securities on loan, at market value	$40,701,404	$—	$—	$—	$52,889,567	$14,298,996

The accompanying notes are an integral part of these financial statements.

75

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

October 31, 2018

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	Hartford Small Cap Core Fund	The Hartford Small Cap Growth Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$12,329,116,553	$638,994,252	$283,563,253	$107,400,026	$1,124,937,734	$523,017,539
Foreign currency	—	—	7	—	—	5
Cash collateral due from broker on futures contracts	—	—	—	—	—	—
Receivables:
Investment securities sold	62,165,953	1,119,417	1,929,071	—	11,491,989	4,400,871
Fund shares sold	23,776,974	1,178,632	35,593	34,664	9,893,785	733,234
Dividends and interest	1,736,703	370,204	309,848	24,765	125,874	87,024
Securities lending income	128,506	2,746	481	2,921	9,419	5,656
Tax reclaims	—	11,346	114,800	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Other assets	200,775	40,412	44,505	55,580	48,992	70,241

Total assets	12,417,125,464	641,717,009	285,997,558	107,517,956	1,146,507,793	528,314,570

Liabilities:
Bank overdraft	6,782,197	—	—	—	—	—
Obligation to return securities lending collateral	35,575,880	7,463,725	1,392,402	5,335,128	34,163,032	4,135,186
Payables:
Investment securities purchased	42,982,255	2,206,626	1,215,466	—	4,805,248	13,738,242
Fund shares redeemed	24,085,805	574,050	210,746	96,614	9,118,112	395,632
Investment management fees	7,575,466	411,775	112,231	62,250	685,676	369,147
Transfer agent fees	1,841,194	151,220	88,334	32,348	226,357	155,978
Accounting services fees	142,990	10,227	4,489	1,601	17,577	9,895
Board of Directors’ fees	49,385	2,954	1,203	548	5,357	2,208
Distribution fees	218,376	15,717	8,560	3,260	15,854	15,277
Accrued expenses	800,665	99,348	42,503	25,048	102,789	93,253

Total liabilities	120,054,213	10,935,642	3,075,934	5,556,797	49,140,002	18,914,818

Net assets	$12,297,071,251	$630,781,367	$282,921,624	$101,961,159	$1,097,367,791	$509,399,752

Summary of Net Assets:
Capital stock and paid-in-capital	$9,553,539,711	$554,794,437	$262,741,660	$68,976,709	$823,187,611	$397,122,505
Distributable earnings	2,743,531,540	75,986,930	20,179,964	32,984,450	274,180,180	112,277,247

Net assets	$12,297,071,251	$630,781,367	$282,921,624	$101,961,159	$1,097,367,791	$509,399,752

Shares authorized	1,180,000,000	610,000,000	27,160,000,000	1,110,000,000	27,150,000,000	650,000,000

Par value	$0.0010	$0.0010	$0.0001	$0.0010	$0.0001	$0.0010

Class A: Net asset value per share	$30.03	$14.54	$20.00	$13.65	$55.20	$22.20

Maximum offering price per share	$31.78	$15.39	$21.16	$14.44	$58.41	$23.49

Shares outstanding	86,320,809	19,582,695	8,214,850	3,839,978	3,682,595	12,789,445

Net Assets	$2,592,609,913	$284,645,551	$164,324,790	$52,405,804	$203,296,610	$283,912,284

Class C: Net asset value per share	$21.90	$11.97	$17.12	$12.35	$41.81	$16.11

Shares outstanding	26,516,435	1,495,690	530,619	521,955	555,228	727,916

Net Assets	$580,708,001	$17,909,373	$9,082,003	$6,443,707	$23,212,045	$11,728,931

Class I: Net asset value per share	$30.91	$14.68	$19.78	$13.68	$57.17	$23.28

Shares outstanding	118,609,472	2,360,440	655,883	274,578	4,256,714	1,226,037

Net Assets	$3,666,463,600	$34,655,976	$12,974,390	$3,755,904	$243,340,195	$28,539,881

Class R3: Net asset value per share	$33.31	$15.23	$20.29	$14.02	$54.70	$23.95

Shares outstanding	3,081,326	627,363	52,989	37,719	241,507	684,302

Net Assets	$102,631,654	$9,555,397	$1,074,957	$528,896	$13,210,277	$16,386,181

Class R4: Net asset value per share	$34.59	$15.55	$20.49	$14.16	$56.99	$25.28

Shares outstanding	8,355,467	748,720	293,510	3,379	1,212,451	605,093

Net Assets	$289,049,100	$11,639,071	$6,014,417	$47,847	$69,096,689	$15,295,248

Class R5: Net asset value per share	$35.55	$15.76	$20.67	$14.16	$59.48	$26.53

Shares outstanding	13,169,548	513,088	24,373	2,528	1,595,300	100,907

Net Assets	$468,145,948	$8,087,089	$503,757	$35,789	$94,887,118	$2,677,559

Class R6: Net asset value per share	$35.90	$—	$20.74	$14.15	$60.16	$27.02

Shares outstanding	28,256,714	—	476	715	736,023	5,317

Net Assets	$1,014,517,560	$—	$9,872	$10,117	$44,277,730	$143,682

The accompanying notes are an integral part of these financial statements.

76

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

October 31, 2018

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	Hartford Small Cap Core Fund	The Hartford Small Cap Growth Fund	The Hartford Small Company Fund
Class Y: Net asset value per share	$35.87	$15.80	$20.72	$14.15	$60.20	$27.01

Shares outstanding	53,927,929	719,548	29,010	45,643	5,947,709	1,308,725

Net Assets	$1,934,520,496	$11,371,414	$601,040	$646,025	$358,048,579	$35,350,941

Class F: Net asset value per share	$30.96	$14.69	$19.77	$13.68	$57.30	$23.35

Shares outstanding	53,241,149	17,217,788	4,468,889	2,783,842	837,688	4,941,210

Net Assets	$1,648,424,979	$252,917,496	$88,336,398	$38,087,070	$47,998,548	$115,365,045

Cost of investments	$10,894,130,128	$630,782,969	$280,738,626	$99,604,772	$1,071,035,640	$498,714,127
Cost of foreign currency	$—	$—	$7	$—	$—	$5

(1) Includes Investment in securities on loan, at market value	$33,723,481	$7,470,050	$1,365,609	$5,145,758	$33,887,559	$3,992,250

The accompanying notes are an integral part of these financial statements.

77

Hartford Domestic Equity Funds

Statements of Operations

For the Year Ended October 31, 2018

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$115,111,696	$49,349,799	$209,971,361	$127,265,726	$23,690,130	$12,708,059
Interest	2,075,877	940,488	3,389,850	1,253,475	733,177	586,273
Securities lending	305,305	—	33,592	49,160	708,278	212,432
Less: Foreign tax withheld	(1,537,718)	—	(2,340,832)	(2,809,877)	(144,903)	(208,494)

Total investment income, net	115,955,160	50,290,287	211,053,971	125,758,484	24,986,682	13,298,270

Expenses:
Investment management fees	53,035,552	11,886,149	51,532,676	26,807,026	35,291,780	12,779,509
Administrative services fees
Class R3	141,838	82,179	155,670	105,418	101,892	84,818
Class R4	93,606	247,348	208,502	115,612	126,408	52,418
Class R5	39,109	199,168	142,611	83,435	19,893	6,723
Transfer agent fees
Class A	5,461,611	695,358	3,688,069	1,471,577	2,376,518	937,925
Class C	1,288,801	312,892	495,621	399,439	450,810	299,909
Class I	710,392	897,124	727,850	1,025,001	1,509,796	360,935
Class R3	14,253	5,473	9,212	5,243	7,369	4,226
Class R4	4,672	4,874	4,224	3,063	4,056	2,215
Class R5	2,094	3,685	2,298	3,533	2,166	1,197
Class R6	913	4,111	1,197	937	186	—
Class Y	24,335	64,690	270,278	65,787	46,258	10,618
Class F	2,245	252	2,520	654	878	123
Distribution fees
Class A	11,435,387	1,639,065	8,881,819	4,007,863	5,067,496	1,736,976
Class C	11,556,124	3,268,429	4,271,259	4,242,638	4,228,786	2,333,795
Class R3	354,594	205,446	389,175	263,546	254,730	212,045
Class R4	156,011	412,246	347,504	192,686	210,680	87,363
Custodian fees	121,388	10,513	21,724	16,344	108,850	16,319
Registration and filing fees	195,052	240,106	259,668	240,380	209,815	161,460
Accounting services fees	1,552,559	611,764	1,270,130	749,404	1,041,147	270,664
Board of Directors’ fees	227,577	97,306	242,079	124,462	143,848	43,100
Audit fees	51,422	18,643	15,091	17,666	38,566	27,561
Other expenses	680,599	368,745	985,133	539,133	562,635	200,699

Total expenses (before waivers and fees paid indirectly)	87,150,134	21,275,566	73,924,310	40,480,847	51,804,563	19,630,598
Expense waivers	(10,793)	(1,734)	—	—	(2,058)	—
Distribution fee reimbursements	(191,018)	(68,694)	(91,157)	(15,767)	(122,792)	(28,480)
Commission recapture	(122,704)	(2,837)	(43,987)	(10,696)	(64,311)	(5,329)

Total waivers and fees paid indirectly	(324,515)	(73,265)	(135,144)	(26,463)	(189,161)	(33,809)

Total expenses, net	86,825,619	21,202,301	73,789,166	40,454,384	51,615,402	19,596,789

Net Investment Income (Loss)	29,129,541	29,087,986	137,264,805	85,304,100	(26,628,720)	(6,298,519)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	1,051,983,983	147,782,652	749,815,108	304,707,877	1,119,464,471	111,305,704
Net realized gain (loss) on futures contracts	(1,513,252)	606,809	—	—	—	—
Net realized gain (loss) on foreign currency contracts	—	—	—	—	—	—
Net realized gain (loss) on other foreign currency transactions	(643,712)	(3)	41,794	(87,514)	(131,596)	(11,221)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,049,827,019	148,389,458	749,856,902	304,620,363	1,119,332,875	111,294,483

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(723,850,790)	125,497,009	(503,569,392)	(358,953,930)	(691,116,959)	(46,261,884)
Net unrealized appreciation (depreciation) of futures contracts	(1,993,236)	(4,075,762)	—	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	—	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(30,780)	—	—	(20,137)	(11,209)	5,052

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(725,874,806)	121,421,247	(503,569,392)	(358,974,067)	(691,128,168)	(46,256,832)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	323,952,213	269,810,705	246,287,510	(54,353,704)	428,204,707	65,037,651

Net Increase (Decrease) in Net Assets Resulting from Operations	$353,081,754	$298,898,691	$383,552,315	$30,950,396	$401,575,987	$58,739,132

The accompanying notes are an integral part of these financial statements.

78

Hartford Domestic Equity Funds

Statements of Operations – (continued)

For the Year Ended October 31, 2018

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	Hartford Small Cap Core Fund	The Hartford Small Cap Growth Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$83,884,858	$9,750,800	$7,508,051	$1,980,795	$7,963,967	$2,045,018
Interest	689,232	194,542	78,170	14,793	277,952	280,946
Securities lending	561,795	62,103	2,239	25,977	148,438	38,615
Less: Foreign tax withheld	(393,980)	(68,000)	(120,270)	(2,881)	(2,335)	—

Total investment income, net	84,741,905	9,939,445	7,468,190	2,018,684	8,388,022	2,364,579

Expenses:
Investment management fees	83,898,491	5,103,139	1,525,644	933,946	8,968,046	4,287,169
Administrative services fees
Class R3	206,910	22,944	2,423	1,011	30,264	39,964
Class R4	452,683	19,020	10,507	121	118,253	30,857
Class R5	429,319	10,076	693	39	114,255	2,721
Transfer agent fees
Class A	2,887,163	499,231	320,229	103,300	462,837	501,675
Class C	829,560	60,129	35,029	23,817	47,542	56,521
Class I	2,646,152	39,202	13,264	4,009	262,258	46,594
Class R3	17,517	2,329	237	100	3,041	4,150
Class R4	35,424	2,061	1,226	17	4,225	2,348
Class R5	10,795	1,321	151	8	3,213	535
Class R6	21,857	—	—	—	1,173	1
Class Y	614,515	12,234	462	521	152,468	2,820
Class F	1,633	310	66	78	337	237
Distribution fees
Class A	6,580,726	740,679	433,379	133,003	548,766	690,120
Class C	7,635,611	342,194	183,912	106,612	355,278	269,458
Class R3	517,275	57,360	6,057	2,529	75,660	99,910
Class R4	754,472	31,701	17,512	202	197,087	51,428
Custodian fees	45,869	13,630	5,610	3,147	7,885	7,509
Registration and filing fees	606,736	163,574	134,097	126,564	166,649	145,623
Accounting services fees	1,607,388	127,471	52,739	22,633	231,731	114,837
Board of Directors’ fees	343,462	20,475	8,297	3,664	37,461	14,843
Audit fees	16,205	19,760	35,681	20,104	19,570	41,912
Other expenses	1,990,778	221,451	53,421	23,584	219,274	153,111

Total expenses (before waivers and fees paid indirectly)	112,150,541	7,510,291	2,840,636	1,509,009	12,027,273	6,564,343
Expense waivers	—	—	(50,397)	(70,185)	—	(96,513)
Distribution fee reimbursements	(96,028)	(7,309)	(9,261)	(6,624)	(15,587)	(14,144)
Commission recapture	(53,365)	(7,535)	(1,438)	—	(5,187)	(13,325)

Total waivers and fees paid indirectly	(149,393)	(14,844)	(61,096)	(76,809)	(20,774)	(123,982)

Total expenses, net	112,001,148	7,495,447	2,779,540	1,432,200	12,006,499	6,440,361

Net Investment Income (Loss)	(27,259,243)	2,443,998	4,688,650	586,484	(3,618,477)	(4,075,782)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	1,338,167,518	67,536,611	12,965,991	24,948,249	225,263,306	105,807,435
Net realized gain (loss) on futures contracts	—	—	—	548	—	—
Net realized gain (loss) on foreign currency contracts	—	—	150,252	—	—	—
Net realized gain (loss) on other foreign currency transactions	2,381	(170,042)	10,653	—	—	833

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,338,169,899	67,366,569	13,126,896	24,948,797	225,263,306	105,808,268

Net Changes in Unrealized Appreciation (Depreciation) of Investments:
Net unrealized appreciation (depreciation) of investments	(1,053,603,351)	(98,189,286)	(12,944,585)	(22,059,218)	(183,849,268)	(58,998,231)
Net unrealized appreciation (depreciation) of futures contracts	—	—	—	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	(134,557)	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	—	1,705	(730)	—	—	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments	(1,053,603,351)	(98,187,581)	(13,079,872)	(22,059,218)	(183,849,268)	(58,998,231)

Net Gain (Loss) on Investments and Foreign Currency Transactions	284,566,548	(30,821,012)	47,024	2,889,579	41,414,038	46,810,037

Net Increase (Decrease) in Net Assets Resulting from Operations	$257,307,305	$(28,377,014)	$4,735,674	$3,476,063	$37,795,561	$42,734,255

The accompanying notes are an integral part of these financial statements.

79

Hartford Domestic Equity Funds

Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund		The Hartford Dividend and Growth Fund
	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$29,129,541	$25,338,914	$29,087,986	$31,631,365	$137,264,805	$128,216,517
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,049,827,019	1,218,030,805	148,389,458	82,815,083	749,856,902	797,408,213
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(725,874,806)	432,116,150	121,421,247	417,226,593	(503,569,392)	693,517,612

Net Increase (Decrease) in Net Assets Resulting from Operations	353,081,754	1,675,485,869	298,898,691	531,673,041	383,552,315	1,619,142,342

Distributions to Shareholders:(1)	—	—	—	—	—	—
Class A	(606,326,646)	(18,554,633)	(21,919,937)	(9,032,928)	(392,731,234)	(167,472,119)
Class B	—	—	—	(6,015)	—	(652,591)
Class C	(192,535,075)	—	(9,824,353)	(2,757,200)	(47,166,268)	(18,465,563)
Class I	(112,999,632)	(8,757,228)	(36,517,509)	(12,855,468)	(89,574,705)	(89,275,150)
Class R3	(8,606,238)	(35,341)	(1,304,880)	(482,588)	(8,267,443)	(3,402,364)
Class R4	(8,617,809)	(166,664)	(5,833,533)	(2,002,607)	(14,963,939)	(6,440,361)
Class R5	(4,727,926)	(296,900)	(7,238,859)	(1,974,057)	(14,896,682)	(5,505,095)
Class R6	(8,465,656)	(420,762)	(4,628,300)	(676,731)	(2,134,094)	(190,644)
Class Y	(21,588,189)	(6,768,545)	(5,743,412)	(4,646,503)	(67,373,460)	(65,879,380)
Class F	(148,455,017)	—	(22,560,533)	—	(294,232,092)	(14,230,080)

Total distributions	(1,112,322,188)	(35,000,073)	(115,571,316)	(34,434,097)	(931,339,917)	(371,513,347)

Capital Share Transactions:
Sold	1,024,978,367	1,788,213,414	1,034,630,470	1,969,362,927	1,305,754,651	3,690,057,839
Issued on reinvestment of distributions	1,024,872,512	31,116,668	110,126,116	32,030,378	904,747,281	360,648,072
Redeemed	(2,362,392,164)	(3,769,536,199)	(1,049,713,011)	(1,659,163,332)	(1,815,707,318)	(4,436,994,825)

Net increase (decrease) from capital share transactions	(312,541,285)	(1,950,206,117)	95,043,575	342,229,973	394,794,614	(386,288,914)

Net Increase (Decrease) in Net Assets	(1,071,781,719)	(309,720,321)	278,370,950	839,468,917	(152,992,988)	861,340,081

Net Assets:
Beginning of period	8,250,044,191	8,559,764,512	3,191,462,708	2,351,993,791	8,383,900,702	7,522,560,621

End of period	$7,178,262,472	$8,250,044,191	$3,469,833,658	$3,191,462,708	$8,230,907,714	$8,383,900,702

(1)

Per the Securities and Exchange Commission Release #33-10532 “Disclosure Update and Simplification”, it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose a Fund’s undistributed net investment income within a Fund’s Statement of Changes in Net Assets. The presentation within the Funds’ Statement of Changes in Net Assets for the year ended October 31, 2017 has been modified accordingly. See Note 2, Significant Accounting Policies, in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

80

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Equity Income Fund		The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$85,304,100	$74,982,678	$(26,628,720)	$(23,283,245)	$(6,298,519)	$(6,269,669)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	304,620,363	219,163,452	1,119,332,875	468,331,787	111,294,483	91,906,101
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(358,974,067)	456,560,081	(691,128,168)	612,040,042	(46,256,832)	216,032,279

Net Increase (Decrease) in Net Assets Resulting from Operations	30,950,396	750,706,211	401,575,987	1,057,088,584	58,739,132	301,668,711

Distributions to Shareholders:(1)	—	—	—	—	—	—
Class A	(110,568,818)	(82,130,248)	(158,556,200)	(63,089,307)	(35,671,123)	(69,929,000)
Class B	—	(255,372)	—	(198,896)	—	(212,371)
Class C	(26,593,783)	(19,219,032)	(50,309,267)	(21,586,491)	(14,636,384)	(27,701,127)
Class I	(80,508,699)	(56,710,221)	(124,475,405)	(60,579,338)	(17,037,825)	(19,440,293)
Class R3	(3,521,663)	(2,576,781)	(4,054,099)	(1,730,026)	(2,149,358)	(4,038,027)
Class R4	(5,230,591)	(3,825,105)	(6,430,582)	(2,508,474)	(1,635,340)	(3,354,329)
Class R5	(5,773,145)	(3,690,522)	(1,298,270)	(290,570)	(311,084)	(447,294)
Class R6	(2,239,099)	(935,399)	(405,519)	(44,153)	—	—
Class Y	(9,816,882)	(17,896,566)	(7,918,200)	(8,011,998)	(2,027,884)	(4,374,439)
Class F	(51,013,597)	(4,370,699)	(49,296,790)	—	(3,055,878)	—

Total distributions	(295,266,277)	(191,609,945)	(402,744,332)	(158,039,253)	(76,524,876)	(129,496,880)

Capital Share Transactions:
Sold	873,087,387	1,676,451,131	969,192,221	1,530,981,689	299,018,988	466,309,038
Issued on reinvestment of distributions	282,151,407	182,989,221	368,471,573	140,743,476	72,780,594	123,834,128
Redeemed	(1,058,675,637)	(1,807,452,054)	(1,385,082,501)	(2,090,041,757)	(429,112,111)	(638,422,427)

Net increase (decrease) from capital share transactions	96,563,157	51,988,298	(47,418,707)	(418,316,592)	(57,312,529)	(48,279,261)

Net Increase (Decrease) in Net Assets	(167,752,724)	611,084,564	(48,587,052)	480,732,739	(75,098,273)	123,892,570

Net Assets:
Beginning of period	4,311,147,754	3,700,063,190	4,745,571,100	4,264,838,361	1,504,191,508	1,380,298,938

End of period	$4,143,395,030	$4,311,147,754	$4,696,984,048	$4,745,571,100	$1,429,093,235	$1,504,191,508

(1)

Per the Securities and Exchange Commission Release #33-10532 “Disclosure Update and Simplification”, it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose a Fund’s undistributed net investment income within a Fund’s Statement of Changes in Net Assets. The presentation within the Funds’ Statement of Changes in Net Assets for the year ended October 31, 2017 has been modified accordingly. See Note 2, Significant Accounting Policies, in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

81

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund		Hartford Quality Value Fund
	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$(27,259,243)	$(24,334,307)	$2,443,998	$848,551	$4,688,650	$2,288,873
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,338,169,899	507,689,486	67,366,569	18,668,069	13,126,896	10,591,378
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(1,053,603,351)	1,603,504,435	(98,187,581)	82,108,819	(13,079,872)	24,235,367

Net Increase (Decrease) in Net Assets Resulting from Operations	257,307,305	2,086,859,614	(28,377,014)	101,625,439	4,735,674	37,115,618

Distributions to Shareholders:(1)	—	—	—	—	—	—
Class A	(114,449,039)	(64,829,511)	(7,223,583)	(17,899,811)	(8,334,392)	(2,884,156)
Class B	—	(713,743)	—	(52,454)	—	(5,882)
Class C	(44,224,199)	(25,554,276)	(1,054,080)	(3,017,301)	(939,316)	(249,466)
Class I	(137,926,366)	(63,591,553)	(1,061,423)	(7,885,319)	(739,645)	(414,084)
Class R3	(3,811,998)	(2,100,323)	(281,738)	(766,406)	(51,825)	(31,542)
Class R4	(10,885,993)	(4,670,316)	(300,127)	(868,377)	(346,523)	(135,292)
Class R5	(14,370,283)	(5,615,946)	(270,417)	(711,508)	(23,373)	(36,214)
Class R6	(19,124,476)	(763,492)	—	—	—	—
Class Y	(61,748,284)	(41,187,648)	(697,801)	(5,370,866)	(53,600)	(17,344)
Class F	(56,547,280)	—	(6,915,715)	—	(2,280,455)	—

Total distributions	(463,087,918)	(209,026,808)	(17,804,884)	(36,572,042)	(12,769,129)	(3,773,980)

Capital Share Transactions:
Sold	4,914,460,268	4,941,271,558	178,140,524	471,414,642	99,183,936	47,715,054
Issued on reinvestment of distributions	443,523,450	201,230,778	17,573,868	35,808,807	12,375,926	3,602,922
Redeemed	(3,285,208,745)	(2,933,636,028)	(191,784,914)	(379,688,625)	(59,096,311)	(90,074,828)

Net increase (decrease) from capital share transactions	2,072,774,973	2,208,866,308	3,929,478	127,534,824	52,463,551	(38,756,852)

Net Increase (Decrease) in Net Assets	1,866,994,360	4,086,699,114	(42,252,420)	192,588,221	44,430,096	(5,415,214)

Net Assets:
Beginning of period	10,430,076,891	6,343,377,777	673,033,787	480,445,566	238,491,528	243,906,742

End of period	$12,297,071,251	$10,430,076,891	$630,781,367	$673,033,787	$282,921,624	$238,491,528

(1)

Per the Securities and Exchange Commission Release #33-10532 “Disclosure Update and Simplification”, it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose a Fund’s undistributed net investment income within a Fund’s Statement of Changes in Net Assets. The presentation within the Funds’ Statement of Changes in Net Assets for the year ended October 31, 2017 has been modified accordingly. See Note 2, Significant Accounting Policies, in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

82

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	Hartford Small Cap Core Fund		The Hartford Small Cap Growth Fund		The Hartford Small Company Fund
	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$586,484	$787,051	$(3,618,477)	$(3,310,160)	$(4,075,782)	$(2,787,803)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	24,948,797	14,075,100	225,263,306	66,682,435	105,808,268	50,785,166
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(22,059,218)	21,514,412	(183,849,268)	197,077,473	(58,998,231)	75,778,230

Net Increase (Decrease) in Net Assets Resulting from Operations	3,476,063	36,376,563	37,795,561	260,449,748	42,734,255	123,775,593

Distributions to Shareholders:(1)	—	—	—	—	—	—
Class A	(2,315,926)	(418,020)	(10,167,241)	(1,339,813)	—	—
Class B	—	—	—	(4,904)	—	—
Class C	(508,602)	(21,501)	(2,203,133)	(315,082)	—	—
Class I	(146,673)	(35,368)	(20,092,838)	(905,289)	—	—
Class R3	(16,003)	(4,536)	(702,522)	(86,418)	—	—
Class R4	(4,290)	(1,224)	(3,465,055)	(438,392)	—	—
Class R5	(2,044)	(538)	(5,057,310)	(655,380)	—	—
Class R6	—	—	(548,465)	(26,101)	—	—
Class Y	(61,224)	(1,227,713)	(16,305,895)	(1,848,510)	—	—
Class F	(4,128,489)	—	(2,220,863)	—	—	—

Total distributions	(7,183,251)	(1,708,900)	(60,763,322)	(5,619,889)	—	—

Capital Share Transactions:
Sold	10,834,354	115,627,599	280,228,679	546,399,609	123,581,364	190,851,786
Issued on reinvestment of distributions	7,135,493	1,700,741	58,239,385	5,330,601	—	—
Redeemed	(68,460,953)	(166,969,990)	(537,355,309)	(336,713,861)	(128,907,283)	(334,991,199)

Net increase (decrease) from capital share transactions	(50,491,106)	(49,641,650)	(198,887,245)	215,016,349	(5,325,919)	(144,139,413)

Net Increase (Decrease) in Net Assets	(54,198,294)	(14,973,987)	(221,855,006)	469,846,208	37,408,336	(20,363,820)

Net Assets:
Beginning of period	156,159,453	171,133,440	1,319,222,797	849,376,589	471,991,416	492,355,236

End of period	$101,961,159	$156,159,453	$1,097,367,791	$1,319,222,797	$509,399,752	$471,991,416

(1)

Per the Securities and Exchange Commission Release #33-10532 “Disclosure Update and Simplification”, it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose a Fund’s undistributed net investment income within a Fund’s Statement of Changes in Net Assets. The presentation within the Funds’ Statement of Changes in Net Assets for the year ended October 31, 2017 has been modified accordingly. See Note 2, Significant Accounting Policies, in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

83

Hartford Domestic Equity Funds

Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Year Ended October 31, 2018
A	$41.86	$0.15	$1.45	$1.60	$(0.26)	$(5.32)	$(5.58)	$37.88	3.92%	$4,742,846	1.07%		1.06%		0.38%	108%
C	33.62	(0.11)	1.16	1.05	(0.05)	(5.32)	(5.37)	29.30	3.15	426,256	1.81		1.81		(0.34)	108
I	42.04	0.26	1.44	1.70	(0.34)	(5.32)	(5.66)	38.08	4.19	734,580	0.78		0.78		0.66	108
R3	45.39	0.02	1.56	1.58	(0.03)	(5.32)	(5.35)	41.62	3.57	61,882	1.42		1.41		0.04	108
R4	46.69	0.15	1.62	1.77	(0.20)	(5.32)	(5.52)	42.94	3.87	51,635	1.10		1.10		0.34	108
R5	47.54	0.30	1.63	1.93	(0.35)	(5.32)	(5.67)	43.80	4.18	34,288	0.80		0.80		0.65	108
R6	47.80	0.35	1.64	1.99	(0.40)	(5.32)	(5.72)	44.07	4.29	70,935	0.70		0.70		0.75	108
Y	47.78	0.34	1.64	1.98	(0.38)	(5.32)	(5.70)	44.06	4.28	175,731	0.71		0.71		0.74	108
F	42.06	0.30	1.45	1.75	(0.40)	(5.32)	(5.72)	38.09	4.28	880,110	0.70		0.70		0.75	108

For the Year Ended October 31, 2017
A	$34.49	$0.13	$7.39	$7.52	$(0.15)	$—	$(0.15)	$41.86	21.86%	$4,613,982	1.09	%(4)	1.08	%(4)	0.34%	123%
C	27.80	(0.12)	5.94	5.82	—	—	—	33.62	20.97	1,241,267	1.82	(4)	1.82	(4)	(0.39)	123
I	34.65	0.25	7.40	7.65	(0.26)	—	(0.26)	42.04	22.20	846,019	0.81	(4)	0.81	(4)	0.63	123
R3	37.38	0.01	8.01	8.02	(0.01)	—	(0.01)	45.39	21.47	75,201	1.42	(4)	1.40	(4)	0.03	123
R4	38.39	0.14	8.23	8.37	(0.07)	—	(0.07)	46.69	21.82	74,374	1.11	(4)	1.11	(4)	0.33	123
R5	39.15	0.28	8.37	8.65	(0.26)	—	(0.26)	47.54	22.20	40,582	0.81	(4)	0.80	(4)	0.63	123
R6	39.36	0.31	8.42	8.73	(0.29)	—	(0.29)	47.80	22.33	70,142	0.71	(4)	0.71	(4)	0.71	123
Y	39.36	0.30	8.41	8.71	(0.29)	—	(0.29)	47.78	22.27	184,502	0.72	(4)	0.72	(4)	0.70	123
F(5)	38.15	0.18	3.73	3.91	—	—	—	42.06	10.28 (6)	1,103,972	0.71	(4)(7)	0.71	(4)(7)	0.65 (7)	123

For the Year Ended October 31, 2016
A	$38.15	$0.13	$(0.57)	$(0.44)	$(0.12)	$(3.10)	$(3.22)	$34.49	(0.97)%	$4,609,594	1.11%		1.11	%(8)	0.39%	88%
B	31.00	(0.13)	(0.49)	(0.62)	—	(3.10)	(3.10)	27.28	(1.82)	58,647	2.00		2.00	(8)	(0.49)	88
C	31.48	(0.09)	(0.49)	(0.58)	—	(3.10)	(3.10)	27.80	(1.65)	1,420,171	1.83		1.83	(8)	(0.33)	88
I	38.31	0.24	(0.57)	(0.33)	(0.23)	(3.10)	(3.33)	34.65	(0.65)	1,225,026	0.81		0.81	(8)	0.70	88
R3	41.06	0.03	(0.61)	(0.58)	—	(3.10)	(3.10)	37.38	(1.26)	103,526	1.43		1.42	(8)	0.09	88
R4	42.07	0.15	(0.63)	(0.48)	(0.10)	(3.10)	(3.20)	38.39	(0.95)	100,426	1.12		1.12	(8)	0.39	88
R5	42.84	0.27	(0.64)	(0.37)	(0.22)	(3.10)	(3.32)	39.15	(0.65)	45,643	0.82		0.82	(8)	0.69	88
R6	43.03	0.33	(0.66)	(0.33)	(0.24)	(3.10)	(3.34)	39.36	(0.56)	57,432	0.72		0.72	(8)	0.85	88
Y	43.05	0.30	(0.63)	(0.33)	(0.26)	(3.10)	(3.36)	39.36	(0.55)	939,300	0.72		0.72	(8)	0.78	88

For the Year Ended October 31, 2015
A	$49.44	$0.13	$1.27	$1.40	$(0.13)	$(12.56)	$(12.69)	$38.15	4.20%	$5,453,502	1.09%		1.09%		0.34%	79%
B	42.72	(0.17)	1.01	0.84	—	(12.56)	(12.56)	31.00	3.30	158,610	1.97		1.97		(0.53)	79
C	43.13	(0.12)	1.03	0.91	—	(12.56)	(12.56)	31.48	3.47	1,799,846	1.81		1.81		(0.38)	79
I	49.60	0.26	1.26	1.52	(0.25)	(12.56)	(12.81)	38.31	4.53	1,736,395	0.78		0.78		0.66	79
R3	52.24	0.01	1.37	1.38	—	(12.56)	(12.56)	41.06	3.87	124,072	1.40		1.40		0.03	79
R4	53.19	0.14	1.41	1.55	(0.11)	(12.56)	(12.67)	42.07	4.18	179,454	1.10		1.10		0.33	79
R5	53.92	0.28	1.43	1.71	(0.23)	(12.56)	(12.79)	42.84	4.49	53,292	0.80		0.80		0.63	79
R6(9)	54.32	0.30	1.25	1.55	(0.28)	(12.56)	(12.84)	43.03	4.16 (6)	10	0.76	(7)	0.75	(7)	0.70 (7)	79
Y	54.12	0.32	1.45	1.77	(0.28)	(12.56)	(12.84)	43.05	4.60	1,253,378	0.70		0.70		0.73	79

For the Year Ended October 31, 2014
A	$45.91	$0.22	$5.31	$5.53	$(0.12)	$(1.88)	$(2.00)	$49.44	12.49%	$5,789,682	1.10%		1.10%		0.46%	111%
B	40.14	(0.16)	4.62	4.46	—	(1.88)	(1.88)	42.72	11.55	270,227	1.95		1.95		(0.39)	111
C	40.46	(0.11)	4.66	4.55	—	(1.88)	(1.88)	43.13	11.69	1,992,142	1.81		1.81		(0.26)	111
I	46.01	0.37	5.34	5.71	(0.24)	(1.88)	(2.12)	49.60	12.87	2,194,464	0.76		0.76		0.79	111
R3	48.42	0.08	5.62	5.70	—	(1.88)	(1.88)	52.24	12.16	136,576	1.40		1.40		0.16	111
R4	49.24	0.23	5.72	5.95	(0.12)	(1.88)	(2.00)	53.19	12.50	191,319	1.10		1.10		0.46	111
R5	49.80	0.37	5.81	6.18	(0.18)	(1.88)	(2.06)	53.92	12.82	59,285	0.80		0.80		0.72	111
Y	50.05	0.46	5.79	6.25	(0.30)	(1.88)	(2.18)	54.12	12.94	1,284,539	0.70		0.70		0.88	111

The accompanying notes are an integral part of these financial statements.

84

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund
For the Year Ended October 31, 2018
A	$28.53	$0.22	$2.42	$2.64	$(0.25)	$(0.75)	$(1.00)	$30.17	9.41%	$666,354	0.74%	0.74%		0.73%	22%
C	26.13	—	2.22	2.22	(0.07)	(0.75)	(0.82)	27.53	8.61	293,064	1.48	1.48		—	22
I	28.60	0.30	2.43	2.73	(0.32)	(0.75)	(1.07)	30.26	9.72	1,130,600	0.47	0.47		1.00	22
R3	28.85	0.12	2.44	2.56	(0.14)	(0.75)	(0.89)	30.52	9.02	34,765	1.10	1.10		0.38	22
R4	29.32	0.22	2.48	2.70	(0.24)	(0.75)	(0.99)	31.03	9.37	144,866	0.79	0.76		0.72	22
R5	28.81	0.30	2.44	2.74	(0.33)	(0.75)	(1.08)	30.47	9.69	201,510	0.49	0.49		0.99	22
R6	28.93	0.33	2.45	2.78	(0.35)	(0.75)	(1.10)	30.61	9.80	146,643	0.39	0.39		1.08	22
Y	28.93	0.32	2.45	2.77	(0.34)	(0.75)	(1.09)	30.61	9.77	216,788	0.42	0.42		1.06	22
F	28.63	0.33	2.42	2.75	(0.35)	(0.75)	(1.10)	30.28	9.80	635,245	0.39	0.39		1.09	22

For the Year Ended October 31, 2017
A	$23.87	$0.27	$4.70	$4.97	$(0.12)	$(0.19)	$(0.31)	$28.53	21.06%	$631,817	0.75%	0.75%		1.05%	39%
C	21.94	0.07	4.33	4.40	(0.02)	(0.19)	(0.21)	26.13	20.20	316,886	1.50	1.50		0.30	39
I	23.93	0.34	4.71	5.05	(0.19)	(0.19)	(0.38)	28.60	21.37	982,686	0.52	0.52		1.30	39
R3	24.18	0.19	4.77	4.96	(0.10)	(0.19)	(0.29)	28.85	20.71	43,004	1.11	1.09		0.72	39
R4	24.54	0.27	4.84	5.11	(0.14)	(0.19)	(0.33)	29.32	21.05	172,584	0.81	0.79		1.01	39
R5	24.10	0.35	4.75	5.10	(0.20)	(0.19)	(0.39)	28.81	21.41	192,359	0.51	0.49		1.31	39
R6	24.19	0.37	4.77	5.14	(0.21)	(0.19)	(0.40)	28.93	21.52	118,527	0.41	0.41		1.38	39
Y	24.20	0.35	4.78	5.13	(0.21)	(0.19)	(0.40)	28.93	21.47	148,542	0.42	0.42		1.33	39
F(5)	26.05	0.26	2.32	2.58	—	—	—	28.63	9.90 (6)	585,057	0.41 (7)	0.41	(7)	1.39 (7)	39

For the Year Ended October 31, 2016
A	$24.05	$0.15	$0.13	$0.28	$(0.03)	$(0.43)	$(0.46)	$23.87	1.21%	$703,896	0.80%	0.80	%(10)	0.64%	29%
B	22.33	(0.02)	0.11	0.09	—	(0.43)	(0.43)	21.99	0.43	766	1.96	1.55	(10)	(0.10)	29
C	22.27	(0.03)	0.13	0.10	—	(0.43)	(0.43)	21.94	0.47	281,383	1.55	1.55	(10)	(0.12)	29
I	24.09	0.21	0.13	0.34	(0.07)	(0.43)	(0.50)	23.93	1.47	749,824	0.55	0.55	(10)	0.88	29
R3	24.44	0.08	0.13	0.21	(0.04)	(0.43)	(0.47)	24.18	0.89	36,012	1.14	1.10	(10)	0.33	29
R4	24.73	0.15	0.14	0.29	(0.05)	(0.43)	(0.48)	24.54	1.21	144,490	0.83	0.80	(10)	0.63	29
R5	24.25	0.22	0.14	0.36	(0.08)	(0.43)	(0.51)	24.10	1.52	121,871	0.53	0.50	(10)	0.93	29
R6	24.33	0.24	0.13	0.37	(0.08)	(0.43)	(0.51)	24.19	1.55	32,059	0.43	0.43	(10)	1.00	29
Y	24.33	0.24	0.13	0.37	(0.07)	(0.43)	(0.50)	24.20	1.58	281,692	0.43	0.43	(10)	0.99	29

For the Year Ended October 31, 2015
A	$22.00	$0.13	$2.21	$2.34	$—	$(0.29)	$(0.29)	$24.05	10.75%	$267,237	1.03%	0.92%		0.55%	33%
B	20.60	(0.05)	2.07	2.02	—	(0.29)	(0.29)	22.33	9.92	1,614	2.18	1.74		(0.23)	33
C	20.54	(0.04)	2.06	2.02	—	(0.29)	(0.29)	22.27	9.95	73,070	1.73	1.62		(0.17)	33
I(11)	23.30	0.12	0.67	0.79	—	—	—	24.09	3.39 (6)	136,641	0.66 (7)	0.50	(7)	0.85 (7)	33
R3	22.41	0.06	2.26	2.32	—	(0.29)	(0.29)	24.44	10.46	5,081	1.34	1.16		0.27	33
R4	22.60	0.13	2.29	2.42	—	(0.29)	(0.29)	24.73	10.82	22,020	0.98	0.82		0.54	33
R5	22.72	0.20	2.26	2.46	(0.64)	(0.29)	(0.93)	24.25	11.10	26,977	0.64	0.49		0.84	33
R6(11)	23.53	0.11	0.69	0.80	—	—	—	24.33	3.40 (6)	597	0.57 (7)	0.45	(7)	0.78 (7)	33
Y	22.79	0.21	2.27	2.48	(0.65)	(0.29)	(0.94)	24.33	11.15	18,802	0.57	0.50		0.90	33

For the Year Ended October 31, 2014
A	$18.77	$0.03	$3.26	$3.29	$(0.06)	$—	$(0.06)	$22.00	17.56%	$126,308	1.37%	1.31%		0.16%	60%
B	17.66	(0.12)	3.06	2.94	—	—	—	20.60	16.65	1,898	2.49	2.10		(0.62)	60
C	17.59	(0.10)	3.05	2.95	—	—	—	20.54	16.77	19,798	2.06	2.00		(0.53)	60
R3	19.14	(0.01)	3.32	3.31	(0.04)	—	(0.04)	22.41	17.30	481	1.70	1.50		(0.05)	60
R4	19.20	0.05	3.35	3.40	—	—	—	22.60	17.71	889	1.34	1.20		0.21	60
R5	19.38	0.12	3.36	3.48	(0.14)	—	(0.14)	22.72	18.03	374	1.04	0.90		0.56	60
Y	19.44	0.13	3.37	3.50	(0.15)	—	(0.15)	22.79	18.07	2,486	0.91	0.85		0.62	60

The accompanying notes are an integral part of these financial statements.

85

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund
For the Year Ended October 31, 2018
A	$27.46	$0.39	$0.80	$1.19	$(0.38)	$(2.64)	$(3.02)	$25.63	4.38%	$3,521,062	0.99%	0.99%		1.49%	31%
C	26.62	0.19	0.77	0.96	(0.19)	(2.64)	(2.83)	24.75	3.58	228,076	1.76	1.75		0.76	31
I	27.35	0.46	0.79	1.25	(0.45)	(2.64)	(3.09)	25.51	4.68	847,646	0.73	0.73		1.75	31
R3	27.78	0.30	0.81	1.11	(0.28)	(2.64)	(2.92)	25.97	4.03	72,723	1.35	1.35		1.13	31
R4	27.95	0.39	0.80	1.19	(0.36)	(2.64)	(3.00)	26.14	4.32	131,649	1.04	1.04		1.44	31
R5	28.05	0.47	0.82	1.29	(0.45)	(2.64)	(3.09)	26.25	4.65	146,918	0.74	0.74		1.74	31
R6	28.05	0.49	0.82	1.31	(0.47)	(2.64)	(3.11)	26.25	4.76	74,795	0.64	0.64		1.84	31
Y	28.05	0.49	0.81	1.30	(0.46)	(2.64)	(3.10)	26.25	4.72	616,454	0.68	0.68		1.80	31
F	27.33	0.48	0.80	1.28	(0.47)	(2.64)	(3.11)	25.50	4.77	2,591,584	0.64	0.64		1.84	31

For the Year Ended October 31, 2017
A	$23.49	$0.39	$4.75	$5.14	$(0.38)	$(0.79)	$(1.17)	$27.46	22.40%	$3,619,123	1.00%	1.00%		1.52%	26%
C	22.80	0.19	4.62	4.81	(0.20)	(0.79)	(0.99)	26.62	21.54	449,961	1.74	1.74		0.78	26
I	23.38	0.44	4.74	5.18	(0.42)	(0.79)	(1.21)	27.35	22.67	775,427	0.80	0.80		1.75	26
R3	23.75	0.30	4.81	5.11	(0.29)	(0.79)	(1.08)	27.78	21.97	77,175	1.35	1.35		1.17	26
R4	23.89	0.38	4.84	5.22	(0.37)	(0.79)	(1.16)	27.95	22.34	142,563	1.05	1.05		1.47	26
R5	23.97	0.46	4.86	5.32	(0.45)	(0.79)	(1.24)	28.05	22.72	132,739	0.74	0.74		1.76	26
R6	23.97	0.46	4.88	5.34	(0.47)	(0.79)	(1.26)	28.05	22.83	10,957	0.65	0.64		1.75	26
Y	23.97	0.50	4.84	5.34	(0.47)	(0.79)	(1.26)	28.05	22.81	605,049	0.66	0.66		1.94	26
F(5)	25.51	0.29	1.86	2.15	(0.33)	—	(0.33)	27.33	8.49 (6)	2,570,906	0.64 (7)	0.64	(7)	1.66 (7)	26

For the Year Ended October 31, 2016
A	$24.99	$0.37	$0.50	$0.87	$(0.34)	$(2.03)	$(2.37)	$23.49	4.12%	$3,501,684	1.03%	1.03	%(12)	1.59%	22%
B	24.55	0.16	0.47	0.63	(0.11)	(2.03)	(2.14)	23.04	3.12	19,716	2.01	1.96	(12)	0.71	22
C	24.34	0.19	0.47	0.66	(0.17)	(2.03)	(2.20)	22.80	3.31	437,961	1.77	1.77	(12)	0.85	22
I	24.89	0.41	0.50	0.91	(0.39)	(2.03)	(2.42)	23.38	4.31	1,779,168	0.83	0.83	(12)	1.78	22
R3	25.24	0.29	0.51	0.80	(0.26)	(2.03)	(2.29)	23.75	3.78	79,400	1.36	1.36	(12)	1.26	22
R4	25.37	0.37	0.51	0.88	(0.33)	(2.03)	(2.36)	23.89	4.10	136,673	1.06	1.06	(12)	1.56	22
R5	25.44	0.44	0.51	0.95	(0.39)	(2.03)	(2.42)	23.97	4.41	104,487	0.76	0.76	(12)	1.89	22
R6	25.44	0.42	0.55	0.97	(0.41)	(2.03)	(2.44)	23.97	4.48	2,964	0.66	0.66	(12)	1.76	22
Y	25.45	0.46	0.51	0.97	(0.42)	(2.03)	(2.45)	23.97	4.50	1,460,506	0.66	0.66	(12)	1.95	22

For the Year Ended October 31, 2015
A	$27.05	$0.36	$0.23	$0.59	$(0.35)	$(2.30)	$(2.65)	$24.99	2.46%	$3,724,804	1.02%	1.02%		1.43%	23%
B	26.59	0.14	0.22	0.36	(0.10)	(2.30)	(2.40)	24.55	1.54	44,909	1.97	1.92		0.54	23
C	26.42	0.17	0.23	0.40	(0.18)	(2.30)	(2.48)	24.34	1.70	467,006	1.76	1.76		0.69	23
I	26.95	0.41	0.23	0.64	(0.40)	(2.30)	(2.70)	24.89	2.67	1,715,056	0.81	0.81		1.64	23
R3	27.29	0.28	0.24	0.52	(0.27)	(2.30)	(2.57)	25.24	2.12	85,736	1.35	1.35		1.10	23
R4	27.42	0.36	0.23	0.59	(0.34)	(2.30)	(2.64)	25.37	2.42	150,367	1.04	1.04		1.41	23
R5	27.49	0.44	0.23	0.67	(0.42)	(2.30)	(2.72)	25.44	2.73	229,206	0.74	0.74		1.70	23
R6(9)	27.81	0.43	(0.05)	0.38	(0.45)	(2.30)	(2.75)	25.44	1.64 (6)	10	0.71 (7)	0.70	(7)	1.71 (7)	23
Y	27.50	0.46	0.24	0.70	(0.45)	(2.30)	(2.75)	25.45	2.83	1,323,782	0.64	0.64		1.80	23

For the Year Ended October 31, 2014
A	$25.28	$0.36	$3.43	$3.79	$(0.36)	$(1.66)	$(2.02)	$27.05	16.01%	$3,780,786	1.02%	1.02%		1.40%	23%
B	24.88	0.13	3.35	3.48	(0.11)	(1.66)	(1.77)	26.59	14.91	74,126	1.96	1.94		0.50	23
C	24.75	0.16	3.35	3.51	(0.18)	(1.66)	(1.84)	26.42	15.12	467,932	1.77	1.77		0.65	23
I	25.20	0.41	3.42	3.83	(0.42)	(1.66)	(2.08)	26.95	16.22	1,883,434	0.81	0.81		1.60	23
R3	25.49	0.28	3.45	3.73	(0.27)	(1.66)	(1.93)	27.29	15.61	91,839	1.35	1.35		1.07	23
R4	25.60	0.36	3.47	3.83	(0.35)	(1.66)	(2.01)	27.42	15.98	159,018	1.04	1.04		1.37	23
R5	25.66	0.44	3.48	3.92	(0.43)	(1.66)	(2.09)	27.49	16.32	226,236	0.74	0.74		1.68	23
Y	25.67	0.47	3.48	3.95	(0.46)	(1.66)	(2.12)	27.50	16.42	1,340,941	0.64	0.64		1.81	23

The accompanying notes are an integral part of these financial statements.

86

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund
For the Year Ended October 31, 2018
A	$20.64	$0.38	$(0.24)	$0.14	$(0.35)	$(1.04)	$(1.39)	$19.39	0.49%	$1,508,580	1.00%	1.00%	1.90%	22%
C	20.53	0.23	(0.23)	—	(0.20)	(1.04)	(1.24)	19.29	(0.22)	330,741	1.75	1.75	1.16	22
I	20.54	0.43	(0.24)	0.19	(0.40)	(1.04)	(1.44)	19.29	0.77	1,157,708	0.74	0.74	2.14	22
R3	20.66	0.31	(0.25)	0.06	(0.27)	(1.04)	(1.31)	19.41	0.12	46,820	1.36	1.36	1.53	22
R4	20.69	0.37	(0.24)	0.13	(0.34)	(1.04)	(1.38)	19.44	0.43	70,446	1.06	1.06	1.83	22
R5	20.78	0.43	(0.23)	0.20	(0.40)	(1.04)	(1.44)	19.54	0.78	79,557	0.76	0.76	2.13	22
R6	20.83	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.58	0.83	34,957	0.66	0.66	2.22	22
Y	20.83	0.45	(0.25)	0.20	(0.41)	(1.04)	(1.45)	19.58	0.79	140,057	0.70	0.70	2.19	22
F	20.54	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.29	0.85	774,529	0.65	0.65	2.23	22

For the Year Ended October 31, 2017
A	$17.97	$0.35	$3.24	$3.59	$(0.32)	$(0.60)	$(0.92)	$20.64	20.51%	$1,685,398	1.00%	1.00%	1.83%	16%
C	17.89	0.21	3.21	3.42	(0.18)	(0.60)	(0.78)	20.53	19.56	449,104	1.74	1.74	1.09	16
I	17.89	0.39	3.23	3.62	(0.37)	(0.60)	(0.97)	20.54	20.76	1,111,235	0.78	0.78	2.03	16
R3	17.99	0.28	3.24	3.52	(0.25)	(0.60)	(0.85)	20.66	20.06	57,341	1.37	1.37	1.46	16
R4	18.02	0.34	3.24	3.58	(0.31)	(0.60)	(0.91)	20.69	20.39	79,632	1.06	1.06	1.77	16
R5	18.09	0.40	3.26	3.66	(0.37)	(0.60)	(0.97)	20.78	20.77	83,048	0.76	0.76	2.06	16
R6	18.13	0.41	3.28	3.69	(0.39)	(0.60)	(0.99)	20.83	20.91	29,284	0.66	0.66	2.10	16
Y	18.13	0.45	3.23	3.68	(0.38)	(0.60)	(0.98)	20.83	20.88	141,479	0.67	0.67	2.35	16
F(5)	19.22	0.24	1.37	1.61	(0.29)	—	(0.29)	20.54	8.45 (6)	674,626	0.66 (7)	0.66 (7)	1.84 (7)	16

For the Year Ended October 31, 2016
A	$18.70	$0.36	$0.64	$1.00	$(0.33)	$(1.40)	$(1.73)	$17.97	6.13%	$1,676,572	1.04%	1.04%	2.03%	14%
B	18.72	0.34	0.64	0.98	(0.30)	(1.40)	(1.70)	18.00	6.01	6,930	1.18	1.18	1.95	14
C	18.61	0.23	0.65	0.88	(0.20)	(1.40)	(1.60)	17.89	5.45	452,909	1.76	1.76	1.30	14
I	18.62	0.39	0.66	1.05	(0.38)	(1.40)	(1.78)	17.89	6.45	966,338	0.78	0.78	2.25	14
R3	18.72	0.30	0.64	0.94	(0.27)	(1.40)	(1.67)	17.99	5.77	54,732	1.38	1.38	1.68	14
R4	18.74	0.35	0.65	1.00	(0.32)	(1.40)	(1.72)	18.02	6.14	76,745	1.07	1.07	1.98	14
R5	18.81	0.41	0.64	1.05	(0.37)	(1.40)	(1.77)	18.09	6.42	65,276	0.77	0.77	2.31	14
R6	18.84	0.42	0.66	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57	14,551	0.67	0.67	2.38	14
Y	18.84	0.41	0.67	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57	386,011	0.67	0.67	2.35	14

For the Year Ended October 31, 2015
A	$19.04	$0.35	$0.18	$0.53	$(0.35)	$(0.52)	$(0.87)	$18.70	2.95%	$1,757,486	1.02%	1.02%	1.87%	20%
B	19.05	0.33	0.18	0.51	(0.32)	(0.52)	(0.84)	18.72	2.82	13,915	1.16	1.16	1.75	20
C	18.96	0.21	0.18	0.39	(0.22)	(0.52)	(0.74)	18.61	2.18	461,099	1.76	1.76	1.12	20
I	18.97	0.40	0.17	0.57	(0.40)	(0.52)	(0.92)	18.62	3.18	835,297	0.76	0.76	2.13	20
R3	19.06	0.29	0.18	0.47	(0.29)	(0.52)	(0.81)	18.72	2.61	56,026	1.36	1.36	1.52	20
R4	19.08	0.34	0.18	0.52	(0.34)	(0.52)	(0.86)	18.74	2.92	74,473	1.06	1.06	1.82	20
R5	19.15	0.40	0.18	0.58	(0.40)	(0.52)	(0.92)	18.81	3.22	76,741	0.76	0.76	2.15	20
R6(9)	19.39	0.35	0.04	0.39	(0.42)	(0.52)	(0.94)	18.84	2.20 (6)	13,902	0.69 (7)	0.69 (7)	1.93 (7)	20
Y	19.19	0.42	0.17	0.59	(0.42)	(0.52)	(0.94)	18.84	3.26	246,177	0.66	0.66	2.22	20

For the Year Ended October 31, 2014
A	$17.83	$0.34	$1.76	$2.10	$(0.33)	$(0.56)	$(0.89)	$19.04	12.19%	$1,951,760	1.03%	1.03%	1.83%	13%
B	17.82	0.32	1.77	2.09	(0.30)	(0.56)	(0.86)	19.05	12.15	21,619	1.16	1.16	1.72	13
C	17.77	0.20	1.75	1.95	(0.20)	(0.56)	(0.76)	18.96	11.36	458,695	1.76	1.76	1.08	13
I	17.76	0.38	1.77	2.15	(0.38)	(0.56)	(0.94)	18.97	12.54	903,048	0.76	0.76	2.07	13
R3	17.85	0.27	1.77	2.04	(0.27)	(0.56)	(0.83)	19.06	11.81	58,349	1.37	1.37	1.47	13
R4	17.87	0.33	1.76	2.09	(0.32)	(0.56)	(0.88)	19.08	12.13	76,746	1.06	1.06	1.78	13
R5	17.93	0.38	1.78	2.16	(0.38)	(0.56)	(0.94)	19.15	12.47	91,827	0.76	0.76	2.08	13
Y	17.96	0.40	1.79	2.19	(0.40)	(0.56)	(0.96)	19.19	12.61	236,502	0.66	0.66	2.17	13

The accompanying notes are an integral part of these financial statements.

87

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Year Ended October 31, 2018
A	$46.20	$(0.29)	$3.86	$3.57	$—	$(3.88)	$(3.88)	$45.89	8.31%	$2,013,200	1.11%	1.11%		(0.61)%		122%
C	31.15	(0.41)	2.50	2.09	—	(3.88)	(3.88)	29.36	7.49	321,653	1.85	1.85		(1.35)		122
I	48.01	(0.17)	4.03	3.86	—	(3.88)	(3.88)	47.99	8.62	1,674,141	0.84	0.84		(0.34)		122
R3	46.43	(0.45)	3.88	3.43	—	(3.88)	(3.88)	45.98	7.94	47,707	1.46	1.45		(0.95)		122
R4	48.52	(0.32)	4.06	3.74	—	(3.88)	(3.88)	48.38	8.28	79,229	1.15	1.15		(0.65)		122
R5	50.31	(0.18)	4.23	4.05	—	(3.88)	(3.88)	50.48	8.60	19,708	0.86	0.86		(0.35)		122
R6	50.91	(0.14)	4.29	4.15	—	(3.88)	(3.88)	51.18	8.71	12,061	0.75	0.75		(0.26)		122
Y	50.92	(0.15)	4.29	4.14	—	(3.88)	(3.88)	51.18	8.68	127,721	0.78	0.78		(0.28)		122
F	48.05	(0.12)	4.02	3.90	—	(3.88)	(3.88)	48.07	8.71	401,565	0.75	0.75		(0.25)		122

For the Year Ended October 31, 2017
A	$37.66	$(0.23)	$10.17	$9.94	$—	$(1.40)	$(1.40)	$46.20	27.40%	$1,914,743	1.11%	1.10%		(0.57)%		119%
C	26.03	(0.36)	6.88	6.52	—	(1.40)	(1.40)	31.15	26.46	412,184	1.86	1.86		(1.32)		119
I	39.00	(0.15)	10.56	10.41	—	(1.40)	(1.40)	48.01	27.67	1,546,058	0.89	0.89		(0.35)		119
R3	37.96	(0.37)	10.24	9.87	—	(1.40)	(1.40)	46.43	26.95	48,315	1.46	1.45		(0.92)		119
R4	39.50	(0.26)	10.68	10.42	—	(1.40)	(1.40)	48.52	27.33	81,413	1.15	1.15		(0.62)		119
R5	40.78	(0.14)	11.07	10.93	—	(1.40)	(1.40)	50.31	27.74	16,530	0.86	0.85		(0.32)		119
R6	41.21	(0.12)	11.22	11.10	—	(1.40)	(1.40)	50.91	27.86	4,554	0.76	0.75		(0.26)		119
Y	41.23	(0.09)	11.18	11.09	—	(1.40)	(1.40)	50.92	27.83	104,645	0.77	0.77		(0.22)		119
F(5)	40.07	(0.10)	8.08	7.98	—	—	—	48.05	19.92 (6)	617,087	0.75 (7)	0.75	(7)	(0.34	)(7)	119

For the Year Ended October 31, 2016
A	$40.68	$(0.20)	$0.55	$0.35	$—	$(3.37)	$(3.37)	$37.66	1.04%	$1,747,532	1.14%	1.14	%(13)	(0.55)%		117%
B	29.08	(0.37)	0.35	(0.02)	—	(3.37)	(3.37)	25.69	0.09	4,249	2.09	2.06	(13)	(1.45)		117
C	29.37	(0.33)	0.36	0.03	—	(3.37)	(3.37)	26.03	0.28	420,107	1.89	1.89	(13)	(1.29)		117
I	41.98	(0.12)	0.57	0.45	(0.06)	(3.37)	(3.43)	39.00	1.25	1,726,408	0.93	0.93	(13)	(0.32)		117
R3	41.11	(0.33)	0.55	0.22	—	(3.37)	(3.37)	37.96	0.71	47,559	1.47	1.47	(13)	(0.87)		117
R4	42.51	(0.22)	0.58	0.36	—	(3.37)	(3.37)	39.50	1.02	72,213	1.17	1.17	(13)	(0.57)		117
R5	43.73	(0.08)	0.57	0.49	(0.07)	(3.37)	(3.44)	40.78	1.30	14,791	0.87	0.86	(13)	(0.20)		117
R6	44.15	(0.07)	0.61	0.54	(0.11)	(3.37)	(3.48)	41.21	1.40	942	0.77	0.77	(13)	(0.17)		117
Y	44.17	(0.08)	0.62	0.54	(0.11)	(3.37)	(3.48)	41.23	1.40	231,037	0.77	0.77	(13)	(0.19)		117

For the Year Ended October 31, 2015
A	$43.76	$(0.17)	$4.82	$4.65	$—	$(7.73)	$(7.73)	$40.68	12.72%	$1,853,433	1.12%	1.12%		(0.42)%		93%
B	33.71	(0.39)	3.49	3.10	—	(7.73)	(7.73)	29.08	11.72	15,256	2.04	2.03		(1.32)		93
C	33.91	(0.34)	3.53	3.19	—	(7.73)	(7.73)	29.37	11.95	401,542	1.86	1.86		(1.17)		93
I	44.82	(0.09)	4.98	4.89	—	(7.73)	(7.73)	41.98	12.99	2,433,134	0.89	0.89		(0.21)		93
R3	44.25	(0.31)	4.90	4.59	—	(7.73)	(7.73)	41.11	12.39	44,347	1.45	1.45		(0.76)		93
R4	45.39	(0.19)	5.04	4.85	—	(7.73)	(7.73)	42.51	12.70	60,775	1.15	1.15		(0.45)		93
R5	46.36	(0.07)	5.17	5.10	—	(7.73)	(7.73)	43.73	13.02	123,897	0.84	0.84		(0.15)		93
R6(9)	47.09	(0.06)	4.85	4.79	—	(7.73)	(7.73)	44.15	12.16 (6)	11	0.82 (7)	0.82	(7)	(0.14	)(7)	93
Y	46.70	(0.04)	5.24	5.20	—	(7.73)	(7.73)	44.17	13.16	188,938	0.75	0.75		(0.09)		93

For the Year Ended October 31, 2014
A	$38.68	$(0.13)	$6.72	$6.59	$—	$(1.51)	$(1.51)	$43.76	17.63%	$1,497,082	1.15%	1.15%		(0.33)%		136	%(14)
B	30.38	(0.37)	5.21	4.84	—	(1.51)	(1.51)	33.71	16.65	22,277	2.07	2.02		(1.18)		136	(14)
C	30.51	(0.33)	5.24	4.91	—	(1.51)	(1.51)	33.91	16.81	251,628	1.88	1.88		(1.05)		136	(14)
I	39.49	(0.04)	6.88	6.84	—	(1.51)	(1.51)	44.82	17.92	1,733,488	0.91	0.91		(0.09)		136	(14)
R3	39.21	(0.26)	6.81	6.55	—	(1.51)	(1.51)	44.25	17.28	29,954	1.46	1.45		(0.62)		136	(14)
R4	40.06	(0.14)	6.98	6.84	—	(1.51)	(1.51)	45.39	17.65	52,498	1.15	1.15		(0.32)		136	(14)
R5	40.76	(0.02)	7.13	7.11	—	(1.51)	(1.51)	46.36	18.02	102,841	0.85	0.85		(0.05)		136	(14)
Y	41.02	0.03	7.16	7.19	—	(1.51)	(1.51)	46.70	18.11	68,001	0.75	0.75		0.08		136	(14)

The accompanying notes are an integral part of these financial statements.

88

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund
For the Year Ended October 31, 2018
A	$34.86	$(0.14)	$1.45	$1.31	$—	$(1.79)	$(1.79)	$34.38	3.86%	$682,175	1.28%	1.28%	(0.40)%	27%
C	28.90	(0.33)	1.20	0.87	—	(1.79)	(1.79)	27.98	3.10	160,084	2.03	2.02	(1.13)	27
I	36.43	(0.04)	1.51	1.47	—	(1.79)	(1.79)	36.11	4.15	379,392	1.00	1.00	(0.11)	27
R3	35.87	(0.26)	1.50	1.24	—	(1.79)	(1.79)	35.32	3.55	38,412	1.61	1.61	(0.72)	27
R4	37.50	(0.16)	1.57	1.41	—	(1.79)	(1.79)	37.12	3.86	32,373	1.30	1.30	(0.42)	27
R5	39.03	(0.05)	1.63	1.58	—	(1.79)	(1.79)	38.82	4.15	7,757	1.02	1.02	(0.13)	27
Y	39.45	(0.01)	1.64	1.63	—	(1.79)	(1.79)	39.29	4.24	52,896	0.92	0.92	(0.03)	27
F	36.45	—	1.51	1.51	—	(1.79)	(1.79)	36.17	4.26	76,003	0.90	0.90	(0.01)	27

For the Year Ended October 31, 2017
A	$30.96	$(0.12)	$7.04	$6.92	$—	$(3.02)	$(3.02)	$34.86	24.28%	$714,694	1.29%	1.29%	(0.36)%	23%
C	26.34	(0.30)	5.88	5.58	—	(3.02)	(3.02)	28.90	23.37	242,421	2.04	2.03	(1.10)	23
I	32.15	(0.04)	7.34	7.30	—	(3.02)	(3.02)	36.43	24.59	351,686	1.03	1.03	(0.11)	23
R3	31.87	(0.23)	7.25	7.02	—	(3.02)	(3.02)	35.87	23.87	45,673	1.61	1.61	(0.68)	23
R4	33.10	(0.13)	7.55	7.42	—	(3.02)	(3.02)	37.50	24.22	35,927	1.31	1.31	(0.38)	23
R5	34.23	(0.03)	7.85	7.82	—	(3.02)	(3.02)	39.03	24.62	6,888	1.01	1.01	(0.08)	23
Y	34.54	(0.01)	7.94	7.93	—	(3.02)	(3.02)	39.45	24.72	45,193	0.93	0.93	(0.02)	23
F(5)	33.96	0.01	2.48	2.49	—	—	—	36.45	7.33 (6)	61,710	0.90 (7)	0.90 (7)	0.04 (7)	23

For the Year Ended October 31, 2016
A	$38.70	$(0.12)	$(2.52)	$(2.64)	$(0.55)	$(4.55)	$(5.10)	$30.96	(8.11)%	$757,038	1.33%	1.33%	(0.36)%	35%
B	33.41	(0.36)	(2.15)	(2.51)	(0.13)	(4.55)	(4.68)	26.22	(8.94)	2,056	2.24	2.22	(1.26)	35
C	33.73	(0.31)	(2.15)	(2.46)	(0.38)	(4.55)	(4.93)	26.34	(8.78)	254,009	2.06	2.06	(1.10)	35
I	39.98	(0.03)	(2.61)	(2.64)	(0.64)	(4.55)	(5.19)	32.15	(7.86)	228,463	1.07	1.07	(0.09)	35
R3	39.69	(0.22)	(2.61)	(2.83)	(0.44)	(4.55)	(4.99)	31.87	(8.38)	43,993	1.62	1.62	(0.66)	35
R4	41.01	(0.13)	(2.69)	(2.82)	(0.54)	(4.55)	(5.09)	33.10	(8.09)	38,273	1.32	1.32	(0.36)	35
R5	42.22	(0.02)	(2.79)	(2.81)	(0.63)	(4.55)	(5.18)	34.23	(7.82)	5,342	1.03	1.03	(0.06)	35
Y	42.54	0.02	(2.80)	(2.78)	(0.67)	(4.55)	(5.22)	34.54	(7.72)	51,125	0.92	0.92	0.05	35

For the Year Ended October 31, 2015
A	$36.60	$(0.18)	$4.77	$4.59	$—	$(2.49)	$(2.49)	$38.70	13.19%	$914,414	1.28%	1.28%	(0.46)%	39%
B	32.18	(0.46)	4.18	3.72	—	(2.49)	(2.49)	33.41	12.23	6,239	2.15	2.15	(1.35)	39
C	32.42	(0.41)	4.21	3.80	—	(2.49)	(2.49)	33.73	12.40	310,668	2.02	2.02	(1.19)	39
I	37.63	(0.07)	4.91	4.84	—	(2.49)	(2.49)	39.98	13.51	266,553	1.01	1.01	(0.18)	39
R3	37.58	(0.31)	4.91	4.60	—	(2.49)	(2.49)	39.69	12.85	59,135	1.61	1.61	(0.78)	39
R4	38.64	(0.20)	5.06	4.86	—	(2.49)	(2.49)	41.01	13.19	51,253	1.30	1.30	(0.48)	39
R5	39.60	(0.08)	5.19	5.11	—	(2.49)	(2.49)	42.22	13.52	5,326	1.01	1.01	(0.18)	39
Y	39.85	(0.03)	5.21	5.18	—	(2.49)	(2.49)	42.54	13.64	8,834	0.90	0.90	(0.08)	39

For the Year Ended October 31, 2014
A	$28.05	$(0.13)	$8.68	$8.55	$—	$—	$—	$36.60	30.48%	$599,010	1.33%	1.33%	(0.40)%	28%
B	24.88	(0.36)	7.66	7.30	—	—	—	32.18	29.34	11,303	2.20	2.20	(1.27)	28
C	25.03	(0.32)	7.71	7.39	—	—	—	32.42	29.52	176,581	2.06	2.06	(1.13)	28
I	28.76	(0.04)	8.91	8.87	—	—	—	37.63	30.84	137,450	1.05	1.05	(0.12)	28
R3	28.89	(0.24)	8.93	8.69	—	—	—	37.58	30.08	40,482	1.64	1.64	(0.71)	28
R4	29.62	(0.14)	9.16	9.02	—	—	—	38.64	30.45	29,530	1.34	1.34	(0.41)	28
R5	30.27	(0.04)	9.37	9.33	—	—	—	39.60	30.82	2,323	1.05	1.05	(0.12)	28
Y	30.42	—	9.43	9.43	—	—	—	39.85	31.00	6,081	0.94	0.94	—	28

The accompanying notes are an integral part of these financial statements.

89

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford MidCap Fund
For the Year Ended October 31, 2018
A	$30.36	$(0.12)	$1.20	$1.08	$—	$(1.41)	$(1.41)	$30.03	3.63%	$2,592,610	1.11%	1.10%	(0.39)%		37%
C	22.67	(0.27)	0.91	0.64	—	(1.41)	(1.41)	21.90	2.84	580,708	1.85	1.85	(1.14)		37
I	31.12	(0.03)	1.23	1.20	—	(1.41)	(1.41)	30.91	3.91	3,666,464	0.82	0.82	(0.11)		37
R3	33.64	(0.26)	1.34	1.08	—	(1.41)	(1.41)	33.31	3.23	102,632	1.46	1.46	(0.75)		37
R4	34.78	(0.16)	1.38	1.22	—	(1.41)	(1.41)	34.59	3.57	289,049	1.16	1.15	(0.43)		37
R5	35.59	(0.05)	1.42	1.37	—	(1.41)	(1.41)	35.55	3.89	468,146	0.85	0.85	(0.13)		37
R6	35.90	(0.01)	1.42	1.41	—	(1.41)	(1.41)	35.90	3.97	1,014,518	0.75	0.75	(0.04)		37
Y	35.88	(0.02)	1.42	1.40	—	(1.41)	(1.41)	35.87	3.95	1,934,520	0.78	0.78	(0.06)		37
F	31.15	(0.01)	1.23	1.22	—	(1.41)	(1.41)	30.96	3.97	1,648,425	0.75	0.75	(0.03)		37

For the Year Ended October 31, 2017
A	$24.25	$(0.11)	$7.00	$6.89	$—	$(0.78)	$(0.78)	$30.36	29.02%	$2,482,275	1.13%	1.12%	(0.38)%		30%
C	18.42	(0.23)	5.26	5.03	—	(0.78)	(0.78)	22.67	28.07	717,521	1.87	1.87	(1.12)		30
I	24.79	(0.05)	7.16	7.11	—	(0.78)	(0.78)	31.12	29.28	2,996,705	1.02	0.89	(0.17)		30
R3	26.88	(0.22)	7.76	7.54	—	(0.78)	(0.78)	33.64	28.59	90,582	1.47	1.47	(0.73)		30
R4	27.69	(0.14)	8.01	7.87	—	(0.78)	(0.78)	34.78	28.95	263,236	1.16	1.16	(0.43)		30
R5	28.24	(0.04)	8.17	8.13	—	(0.78)	(0.78)	35.59	29.32	356,166	0.86	0.86	(0.14)		30
R6	28.45	(0.05)	8.28	8.23	—	(0.78)	(0.78)	35.90	29.45	431,183	0.76	0.76	(0.14)		30
Y	28.44	(0.01)	8.23	8.22	—	(0.78)	(0.78)	35.88	29.43	1,847,676	0.78	0.78	(0.04)		30
F(5)	27.52	(0.03)	3.66	3.63	—	—	—	31.15	13.19 (6)	1,244,732	0.76 (7)	0.76 (7)	(0.15	)(7)	30

For the Year Ended October 31, 2016
A	$26.47	$(0.07)	$(0.22)	$(0.29)	$—	$(1.93)	$(1.93)	$24.25	(0.79)%	$2,041,826	1.17%	1.17%	(0.29)%		31%
B	20.13	(0.21)	(0.19)	(0.40)	—	(1.93)	(1.93)	17.80	(1.66)	16,842	2.06	2.06	(1.16)		31
C	20.73	(0.18)	(0.20)	(0.38)	—	(1.93)	(1.93)	18.42	(1.50)	611,311	1.89	1.89	(1.01)		31
I	26.96	(0.04)	(0.20)	(0.24)	—	(1.93)	(1.93)	24.79	(0.57)	1,725,700	1.02	1.02	(0.18)		31
R3	29.20	(0.16)	(0.23)	(0.39)	—	(1.93)	(1.93)	26.88	(1.07)	71,711	1.48	1.48	(0.59)		31
R4	29.93	(0.08)	(0.23)	(0.31)	—	(1.93)	(1.93)	27.69	(0.76)	165,137	1.18	1.18	(0.30)		31
R5	30.39	—	(0.22)	(0.22)	—	(1.93)	(1.93)	28.24	(0.47)	193,533	0.87	0.87	—		31
R6	30.58	—	(0.20)	(0.20)	—	(1.93)	(1.93)	28.45	(0.36)	26,352	0.77	0.77	0.01		31
Y	30.57	0.03	(0.23)	(0.20)	—	(1.93)	(1.93)	28.44	(0.36)	1,490,965	0.77	0.77	0.10		31

For the Year Ended October 31, 2015
A	$27.38	$(0.09)	$1.85	$1.76	$—	$(2.67)	$(2.67)	$26.47	7.28%	$2,048,529	1.14%	1.14%	(0.35)%		29%
B	21.65	(0.25)	1.40	1.15	—	(2.67)	(2.67)	20.13	6.28	24,665	2.03	2.03	(1.22)		29
C	22.18	(0.23)	1.45	1.22	—	(2.67)	(2.67)	20.73	6.46	626,345	1.88	1.88	(1.09)		29
I	27.78	(0.02)	1.87	1.85	—	(2.67)	(2.67)	26.96	7.52	702,566	0.87	0.87	(0.09)		29
R3	30.02	(0.20)	2.05	1.85	—	(2.67)	(2.67)	29.20	6.91	76,925	1.47	1.47	(0.69)		29
R4	30.61	(0.11)	2.10	1.99	—	(2.67)	(2.67)	29.93	7.26	135,698	1.16	1.16	(0.39)		29
R5	30.96	(0.03)	2.13	2.10	—	(2.67)	(2.67)	30.39	7.59	164,879	0.86	0.86	(0.09)		29
R6(9)	31.11	(0.04)	2.18	2.14	—	(2.67)	(2.67)	30.58	7.65 (6)	1,230	0.77 (7)	0.77 (7)	(0.13	)(7)	29
Y	31.10	0.01	2.13	2.14	—	(2.67)	(2.67)	30.57	7.66	1,201,917	0.76	0.76	0.04		29

For the Year Ended October 31, 2014
A	$25.67	$(0.10)	$3.82	$3.72	$—	$(2.01)	$(2.01)	$27.38	15.57%	$1,891,075	1.15%	1.15%	(0.40)%		34%
B	20.88	(0.27)	3.05	2.78	—	(2.01)	(2.01)	21.65	14.56	29,446	2.05	2.05	(1.29)		34
C	21.30	(0.24)	3.13	2.89	—	(2.01)	(2.01)	22.18	14.81	544,154	1.88	1.88	(1.13)		34
I	25.95	(0.04)	3.88	3.84	—	(2.01)	(2.01)	27.78	15.89	550,720	0.90	0.90	(0.17)		34
R3	28.03	(0.21)	4.21	4.00	—	(2.01)	(2.01)	30.02	15.24	56,403	1.47	1.47	(0.72)		34
R4	28.47	(0.12)	4.27	4.15	—	(2.01)	(2.01)	30.61	15.55	94,232	1.16	1.16	(0.41)		34
R5	28.69	(0.03)	4.31	4.28	—	(2.01)	(2.01)	30.96	15.91	110,364	0.86	0.86	(0.11)		34
Y	28.77	(0.01)	4.35	4.34	—	(2.01)	(2.01)	31.10	16.08	1,078,695	0.76	0.76	(0.02)		34

The accompanying notes are an integral part of these financial statements.

90

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund
For the Year Ended October 31, 2018
A	$15.62	$0.03	$(0.72)	$(0.69)	$—	$(0.39)	$(0.39)	$14.54	(4.56)%	$284,646	1.22%	1.22%		0.18%	49%
C	13.03	(0.07)	(0.60)	(0.67)	—	(0.39)	(0.39)	11.97	(5.26)	17,909	1.98	1.97		(0.57)	49
I	15.72	0.08	(0.73)	(0.65)	—	(0.39)	(0.39)	14.68	(4.27)	34,656	0.90	0.90		0.50	49
R3	16.39	(0.02)	(0.75)	(0.77)	—	(0.39)	(0.39)	15.23	(4.84)	9,555	1.52	1.52		(0.13)	49
R4	16.68	0.03	(0.77)	(0.74)	—	(0.39)	(0.39)	15.55	(4.52)	11,639	1.22	1.22		0.18	49
R5	16.88	0.08	(0.78)	(0.70)	(0.03)	(0.39)	(0.42)	15.76	(4.32)	8,087	0.91	0.91		0.48	49
Y	16.93	0.09	(0.79)	(0.70)	(0.04)	(0.39)	(0.43)	15.80	(4.23)	11,371	0.86	0.86		0.52	49
F	15.76	0.10	(0.73)	(0.63)	(0.05)	(0.39)	(0.44)	14.69	(4.18)	252,917	0.80	0.80		0.61	49

For the Year Ended October 31, 2017
A	$13.98	$0.01	$2.65	$2.66	$—	$(1.02)	$(1.02)	$15.62	19.67%	$291,082	1.23%	1.23%		0.06%	40%
C	11.90	(0.08)	2.23	2.15	—	(1.02)	(1.02)	13.03	18.66	35,520	1.96	1.96		(0.67)	40
I	14.09	0.03	2.67	2.70	(0.05)	(1.02)	(1.07)	15.72	19.81	43,342	1.20	1.10		0.20	40
R3	14.67	(0.04)	2.78	2.74	—	(1.02)	(1.02)	16.39	19.26	11,923	1.52	1.52		(0.23)	40
R4	14.87	0.01	2.82	2.83	—	(1.02)	(1.02)	16.68	19.58	12,637	1.21	1.21		0.08	40
R5	15.03	0.06	2.86	2.92	(0.05)	(1.02)	(1.07)	16.88	20.06	11,445	0.91	0.91		0.38	40
Y	15.07	0.08	2.86	2.94	(0.06)	(1.02)	(1.08)	16.93	20.10	28,403	0.82	0.82		0.48	40
F(5)	14.97	0.05	0.74	0.79	—	—	—	15.76	5.28 (6)	238,682	0.81 (7)	0.81	(7)	0.46 (7)	40

For the Year Ended October 31, 2016
A	$15.11	$0.03	$(0.03)	$—	$(0.02)	$(1.11)	$(1.13)	$13.98	0.18%	$246,023	1.30%	1.30	%(15)	0.18%	56%
B	13.15	(0.07)	(0.03)	(0.10)	—	(1.11)	(1.11)	11.94	(0.57)	637	2.42	2.12	(15)	(0.63)	56
C	13.09	(0.06)	(0.02)	(0.08)	—	(1.11)	(1.11)	11.90	(0.42)	35,965	2.02	2.02	(15)	(0.54)	56
I	15.22	0.05	(0.01)	0.04	(0.06)	(1.11)	(1.17)	14.09	0.48	83,155	1.06	1.06	(15)	0.39	56
R3	15.82	(0.01)	(0.03)	(0.04)	—	(1.11)	(1.11)	14.67	(0.07)	11,396	1.56	1.56	(15)	(0.07)	56
R4	15.99	0.03	(0.02)	0.01	(0.02)	(1.11)	(1.13)	14.87	0.30	13,448	1.25	1.25	(15)	0.23	56
R5	16.15	0.08	(0.03)	0.05	(0.06)	(1.11)	(1.17)	15.03	0.54	9,831	0.95	0.95	(15)	0.52	56
Y	16.19	0.09	(0.03)	0.06	(0.07)	(1.11)	(1.18)	15.07	0.63	79,990	0.85	0.85	(15)	0.63	56

For the Year Ended October 31, 2015
A	$16.73	$0.02	$0.25	$0.27	$(0.02)	$(1.87)	$(1.89)	$15.11	2.28%	$229,953	1.25%	1.25%		0.11%	33%
B	14.91	(0.10)	0.21	0.11	—	(1.87)	(1.87)	13.15	1.37	1,417	2.28	2.09		(0.75)	33
C	14.84	(0.08)	0.20	0.12	—	(1.87)	(1.87)	13.09	1.45	41,149	1.97	1.97		(0.62)	33
I	16.85	0.07	0.25	0.32	(0.08)	(1.87)	(1.95)	15.22	2.57	29,987	0.92	0.92		0.42	33
R3	17.45	(0.03)	0.27	0.24	—	(1.87)	(1.87)	15.82	1.97	10,204	1.52	1.52		(0.19)	33
R4	17.61	0.02	0.27	0.29	(0.04)	(1.87)	(1.91)	15.99	2.26	11,711	1.21	1.21		0.15	33
R5	17.75	0.07	0.28	0.35	(0.08)	(1.87)	(1.95)	16.15	2.62	7,564	0.92	0.92		0.44	33
Y	17.78	0.09	0.28	0.37	(0.09)	(1.87)	(1.96)	16.19	2.73	158,691	0.81	0.81		0.54	33

For the Year Ended October 31, 2014
A	$16.44	$0.03	$1.81	$1.84	$—	$(1.55)	$(1.55)	$16.73	12.32%	$222,876	1.27%	1.27%		0.19%	43%
B	14.93	(0.09)	1.62	1.53	—	(1.55)	(1.55)	14.91	11.41	2,156	2.28	2.10		(0.63)	43
C	14.85	(0.08)	1.62	1.54	—	(1.55)	(1.55)	14.84	11.56	41,382	1.99	1.99		(0.53)	43
I	16.49	0.09	1.82	1.91	—	(1.55)	(1.55)	16.85	12.75	37,414	0.92	0.92		0.53	43
R3	17.12	(0.01)	1.89	1.88	—	(1.55)	(1.55)	17.45	12.05	10,187	1.53	1.53		(0.08)	43
R4	17.21	0.04	1.91	1.95	—	(1.55)	(1.55)	17.61	12.42	9,476	1.22	1.22		0.22	43
R5	17.29	0.09	1.92	2.01	—	(1.55)	(1.55)	17.75	12.73	2,851	0.93	0.93		0.52	43
Y	17.31	0.11	1.91	2.02	—	(1.55)	(1.55)	17.78	12.79	166,729	0.82	0.82		0.63	43

The accompanying notes are an integral part of these financial statements.

91

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Quality Value Fund
For the Year Ended October 31, 2018
A	$20.49	$0.31	$0.16		$0.47	$(0.20)	$(0.76)	$(0.96)	$20.00	2.25%		$164,325	1.06%	1.04%		1.52%	85%
C	17.67	0.14	0.15		0.29	(0.08)	(0.76)	(0.84)	17.12	1.53		9,082	1.81	1.79		0.80	85
I	20.25	0.38	0.16		0.54	(0.25)	(0.76)	(1.01)	19.78	2.60		12,974	0.71	0.69		1.87	85
R3	20.70	0.26	0.17		0.43	(0.08)	(0.76)	(0.84)	20.29	2.03		1,075	1.34	1.30		1.26	85
R4	20.95	0.33	0.16		0.49	(0.19)	(0.76)	(0.95)	20.49	2.29		6,014	1.04	1.01		1.55	85
R5	21.13	0.38	0.17		0.55	(0.25)	(0.76)	(1.01)	20.67	2.57		504	0.74	0.72		1.76	85
R6(16)	20.99	0.28	(0.53	)(19)	(0.25)	—	—	—	20.74	(1.19	)(6)	10	0.61 (7)	0.59	(7)	1.95 (7)	85
Y	21.19	0.40	0.17		0.57	(0.28)	(0.76)	(1.04)	20.72	2.65		601	0.68	0.66		1.90	85
F	20.26	0.39	0.17		0.56	(0.29)	(0.76)	(1.05)	19.77	2.71		88,336	0.62	0.60		1.94	85

For the Year Ended October 31, 2017
A	$17.94	$0.19	$2.64		$2.83	$(0.14)	$(0.14)	$(0.28)	$20.49	15.89%		$180,059	1.20%	1.20%		0.95%	39%
C	15.52	0.04	2.28		2.32	(0.03)	(0.14)	(0.17)	17.67	15.05		20,312	1.93	1.93		0.22	39
I	17.75	0.24	2.60		2.84	(0.20)	(0.14)	(0.34)	20.25	16.19		15,561	0.94	0.94		1.22	39
R3	18.13	0.13	2.66		2.79	(0.08)	(0.14)	(0.22)	20.70	15.48		1,448	1.54	1.53		0.63	39
R4	18.34	0.19	2.70		2.89	(0.14)	(0.14)	(0.28)	20.95	15.87		7,550	1.20	1.20		0.96	39
R5	18.49	0.23	2.75		2.98	(0.20)	(0.14)	(0.34)	21.13	16.25		480	0.91	0.91		1.17	39
Y	18.55	0.27	2.73		3.00	(0.22)	(0.14)	(0.36)	21.19	16.32		1,052	0.83	0.83		1.31	39
F(5)	19.58	0.16	0.52		0.68	—	—	—	20.26	3.47	(6)	12,030	0.80 (7)	0.80	(7)	1.17 (7)	39

For the Year Ended October 31, 2016
A	$18.66	$0.16	$0.57		$0.73	$(0.21)	$(1.24)	$(1.45)	$17.94	4.71%		$187,475	1.25%	1.25	%(17)	0.93%	41%
B	16.45	0.02	0.48		0.50	(0.01)	(1.24)	(1.25)	15.70	3.75		695	2.41	2.11	(17)	0.11	41
C	16.34	0.03	0.49		0.52	(0.10)	(1.24)	(1.34)	15.52	3.93		22,223	1.97	1.97	(17)	0.21	41
I	18.47	0.21	0.57		0.78	(0.26)	(1.24)	(1.50)	17.75	5.03		19,139	0.92	0.92	(17)	1.23	41
R3	18.83	0.11	0.58		0.69	(0.15)	(1.24)	(1.39)	18.13	4.39		2,783	1.54	1.54	(17)	0.64	41
R4	19.03	0.17	0.59		0.76	(0.21)	(1.24)	(1.45)	18.34	4.73		8,720	1.22	1.22	(17)	0.96	41
R5	19.19	0.22	0.59		0.81	(0.27)	(1.24)	(1.51)	18.49	5.04		2,025	0.92	0.92	(17)	1.27	41
Y	19.24	0.26	0.58		0.84	(0.29)	(1.24)	(1.53)	18.55	5.14		845	0.81	0.81		1.46	41

For the Year Ended October 31, 2015
A	$20.45	$0.21	$(0.47)		$(0.26)	$(0.13)	$(1.40)	$(1.53)	$18.66	(1.20)%		$207,339	1.21%	1.21%		1.10%	55%
B	18.22	0.03	(0.40)		(0.37)	—	(1.40)	(1.40)	16.45	(1.94)		1,909	2.28	1.97		0.19	55
C	18.14	0.06	(0.42)		(0.36)	(0.04)	(1.40)	(1.44)	16.34	(1.90)		26,763	1.93	1.93		0.36	55
I	20.25	0.27	(0.45)		(0.18)	(0.20)	(1.40)	(1.60)	18.47	(0.78)		27,168	0.88	0.88		1.41	55
R3	20.62	0.15	(0.46)		(0.31)	(0.08)	(1.40)	(1.48)	18.83	(1.45)		3,657	1.52	1.49		0.79	55
R4	20.82	0.22	(0.47)		(0.25)	(0.14)	(1.40)	(1.54)	19.03	(1.11)		11,942	1.19	1.18		1.11	55
R5	20.95	0.28	(0.48)		(0.20)	(0.16)	(1.40)	(1.56)	19.19	(0.87)		2,487	0.90	0.88		1.41	55
Y	21.03	0.30	(0.49)		(0.19)	(0.20)	(1.40)	(1.60)	19.24	(0.77)		1,618	0.79	0.79		1.50	55

For the Year Ended October 31, 2014
A	$18.31	$0.17	$2.05		$2.22	$(0.08)	$—	$(0.08)	$20.45	12.18%		$237,539	1.25%	1.25%		0.87%	74	%(18)
B	16.36	0.03	1.83		1.86	—	—	—	18.22	11.37		3,928	2.27	1.97		0.19	74	(18)
C	16.29	0.02	1.83		1.85	—	—	—	18.14	11.36		31,729	1.95	1.95		0.12	74	(18)
I	18.12	0.23	2.03		2.26	(0.13)	—	(0.13)	20.25	12.56		44,306	0.87	0.87		1.17	74	(18)
R3	18.50	0.13	2.05		2.18	(0.06)	—	(0.06)	20.62	11.84		4,528	1.53	1.47		0.63	74	(18)
R4	18.64	0.18	2.09		2.27	(0.09)	—	(0.09)	20.82	12.24		13,626	1.21	1.17		0.91	74	(18)
R5	18.76	0.24	2.10		2.34	(0.15)	—	(0.15)	20.95	12.52		2,735	0.88	0.85		1.15	74	(18)
Y	18.82	0.21	2.16		2.37	(0.16)	—	(0.16)	21.03	12.64		1,841	0.83	0.83		1.07	74	(18)

The accompanying notes are an integral part of these financial statements.

92

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Core Fund
For the Year Ended October 31, 2018
A	$14.13	$0.04	$0.10		$0.14	$(0.02)	$(0.60)	$(0.62)	$13.65	1.00%		$52,406	1.35%	1.29%		0.28%	68%
C	12.91	(0.06)	0.10		0.04	—	(0.60)	(0.60)	12.35	0.27		6,444	2.13	2.04		(0.44)	68
I	14.15	0.09	0.10		0.19	(0.06)	(0.60)	(0.66)	13.68	1.33		3,756	1.02	0.95		0.62	68
R3	14.50	0.03	0.09		0.12	—	(0.60)	(0.60)	14.02	0.82		529	1.62	1.43		0.18	68
R4	14.61	0.06	0.10		0.16	(0.01)	(0.60)	(0.61)	14.16	1.07		48	1.32	1.20		0.41	68
R5	14.63	0.10	0.10		0.20	(0.07)	(0.60)	(0.67)	14.16	1.39		36	1.02	0.90		0.71	68
R6(16)	13.99	0.05	0.11		0.16	—	—	—	14.15	1.14	(6)	10	0.91 (7)	0.84	(7)	0.47 (7)	68
Y	14.66	0.11	0.10		0.21	(0.12)	(0.60)	(0.72)	14.15	1.42		646	0.96	0.85		0.74	68
F	14.16	0.11	0.09		0.20	(0.08)	(0.60)	(0.68)	13.68	1.42		38,087	0.90	0.84		0.80	68

For the Year Ended October 31, 2017
A	$11.56	$0.04	$2.63		$2.67	$(0.10)	$—	$(0.10)	$14.13	23.19%		$53,057	1.28%	1.27%		0.32%	83%
C	10.58	(0.05)	2.40		2.35	(0.02)	—	(0.02)	12.91	22.24		11,081	2.03	2.01		(0.41)	83
I	11.58	0.08	2.63		2.71	(0.14)	—	(0.14)	14.15	23.53		3,225	1.01	1.00		0.60	83
R3	11.87	0.01	2.69		2.70	(0.07)	—	(0.07)	14.50	22.79		723	1.63	1.50		0.09	83
R4	11.94	0.05	2.70		2.75	(0.08)	—	(0.08)	14.61	23.11		113	1.36	1.20		0.36	83
R5	11.96	0.10	2.71		2.81	(0.14)	—	(0.14)	14.63	23.63		44	1.01	0.90		0.74	83
Y	12.00	0.11	2.71		2.82	(0.16)	—	(0.16)	14.66	23.58		1,242	0.86	0.85		0.78	83
F(5)	13.22	0.05	0.89		0.94	—	—	—	14.16	7.11	(6)	86,675	0.88 (7)	0.85	(7)	0.52 (7)	83

For the Year Ended October 31, 2016
A	$12.35	$0.10	$(0.15	)(19)	$(0.05)	$(0.02)	$(0.72)	$(0.74)	$11.56	(0.22)%		$46,270	1.35%	1.31	%(20)	0.85%	94%
B	11.58	0.01	(0.14	)(19)	(0.13)	—	(0.72)	(0.72)	10.73	(0.93)		798	2.25	2.06	(20)	0.10	94
C	11.43	0.01	(0.14	)(19)	(0.13)	—	(0.72)	(0.72)	10.58	(0.94)		10,410	2.08	2.06	(20)	0.11	94
I	12.38	0.13	(0.15	)(19)	(0.02)	(0.06)	(0.72)	(0.78)	11.58	0.05		2,582	1.01	1.00	(20)	1.17	94
R3	12.67	0.08	(0.16	)(19)	(0.08)	—	(0.72)	(0.72)	11.87	(0.43)		734	1.61	1.51	(20)	0.65	94
R4	12.72	0.11	(0.15	)(19)	(0.04)	(0.02)	(0.72)	(0.74)	11.94	(0.09)		267	1.30	1.21	(20)	0.96	94
R5	12.78	0.13	(0.14	)(19)	(0.01)	(0.09)	(0.72)	(0.81)	11.96	0.16		44	1.00	0.91	(20)	1.08	94
Y	12.77	0.16	(0.15	)(19)	0.01	(0.06)	(0.72)	(0.78)	12.00	0.31		110,028	0.88	0.86	(20)	1.36	94

For the Year Ended October 31, 2015
A	$13.89	$0.11	$(0.28)		$(0.17)	$(0.08)	$(1.29)	$(1.37)	$12.35	(1.17)%		$51,249	1.40%	1.29%		0.85%	112%
B	13.12	0.01	(0.26)		(0.25)	—	(1.29)	(1.29)	11.58	(1.92)		1,792	2.28	2.05		0.12	112
C	12.96	0.01	(0.25)		(0.24)	—	(1.29)	(1.29)	11.43	(1.86)		12,905	2.14	2.04		0.10	112
I(11)	13.40	0.08	(1.10)		(1.02)	—	—	—	12.38	(7.61	)(6)	2,429	1.12 (7)	0.99	(7)	1.01 (7)	112
R3	14.21	0.09	(0.28)		(0.19)	(0.06)	(1.29)	(1.35)	12.67	(1.29)		830	1.70	1.50		0.64	112
R4	14.26	0.13	(0.27)		(0.14)	(0.11)	(1.29)	(1.40)	12.72	(0.97)		608	1.37	1.20		0.94	112
R5	14.32	0.17	(0.29)		(0.12)	(0.13)	(1.29)	(1.42)	12.78	(0.75)		218	1.06	0.90		1.23	112
Y	14.31	0.16	(0.27)		(0.11)	(0.14)	(1.29)	(1.43)	12.77	(0.71)		1,312	0.96	0.85		1.23	112

For the Year Ended October 31, 2014
A	$14.77	$0.10	$1.11		$1.21	$(0.14)	$(1.95)	$(2.09)	$13.89	9.22%		$54,722	1.41%	1.30%		0.75%	116%
B	14.06	—	1.05		1.05	(0.04)	(1.95)	(1.99)	13.12	8.39		3,119	2.32	2.05		0.01	116
C	13.94	—	1.03		1.03	(0.06)	(1.95)	(2.01)	12.96	8.39		13,603	2.16	2.05		—	116
R3	15.10	0.07	1.14		1.21	(0.15)	(1.95)	(2.10)	14.21	8.99		587	1.70	1.50		0.53	116
R4	15.10	0.11	1.14		1.25	(0.14)	(1.95)	(2.09)	14.26	9.31		516	1.37	1.20		0.81	116
R5	15.16	0.16	1.14		1.30	(0.19)	(1.95)	(2.14)	14.32	9.62		204	1.05	0.90		1.14	116
Y	15.14	0.17	1.14		1.31	(0.19)	(1.95)	(2.14)	14.31	9.75		247	0.96	0.85		1.20	116

The accompanying notes are an integral part of these financial statements.

93

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Small Cap Growth Fund
For the Year Ended October 31, 2018
A	$57.24	$(0.33)	$1.03		$0.70	$—	$(2.74)	$(2.74)	$55.20	1.20%	$203,297	1.21%	1.20%	(0.56)%		66%
C	44.29	(0.55)	0.81		0.26	—	(2.74)	(2.74)	41.81	0.53	23,212	1.88	1.88	(1.22)		66
I	58.97	(0.10)	1.04		0.94	—	(2.74)	(2.74)	57.17	1.59	243,340	0.82	0.82	(0.16)		66
R3	56.89	(0.48)	1.03		0.55	—	(2.74)	(2.74)	54.70	0.94	13,210	1.47	1.47	(0.82)		66
R4	58.98	(0.31)	1.06		0.75	—	(2.74)	(2.74)	56.99	1.26	69,097	1.15	1.15	(0.50)		66
R5	61.26	(0.12)	1.08		0.96	—	(2.74)	(2.74)	59.48	1.56	94,887	0.85	0.85	(0.20)		66
R6	61.87	(0.09)	1.12		1.03	—	(2.74)	(2.74)	60.16	1.66	44,278	0.75	0.75	(0.14)		66
Y	61.93	(0.09)	1.10		1.01	—	(2.74)	(2.74)	60.20	1.63	358,049	0.79	0.79	(0.14)		66
F	59.06	(0.06)	1.04		0.98	—	(2.74)	(2.74)	57.30	1.66	47,999	0.75	0.75	(0.10)		66

For the Year Ended October 31, 2017
A	$44.55	$(0.25)	$13.25		$13.00	$—	$(0.31)	$(0.31)	$57.24	29.28%	$215,743	1.17%	1.16%	(0.48)%		56%
C	34.78	(0.48)	10.30		9.82	—	(0.31)	(0.31)	44.29	28.36	36,531	1.89	1.88	(1.19)		56
I	45.79	(0.18)	13.67		13.49	—	(0.31)	(0.31)	58.97	29.56	429,401	1.03	0.95	(0.33)		56
R3	44.42	(0.41)	13.19		12.78	—	(0.31)	(0.31)	56.89	28.87	14,427	1.48	1.48	(0.79)		56
R4	45.90	(0.26)	13.65		13.39	—	(0.31)	(0.31)	58.98	29.27	76,315	1.16	1.16	(0.48)		56
R5	47.52	(0.10)	14.15		14.05	—	(0.31)	(0.31)	61.26	29.67	118,794	0.86	0.86	(0.17)		56
R6	47.94	(0.06)	14.30		14.24	—	(0.31)	(0.31)	61.87	29.80	10,596	0.76	0.76	(0.11)		56
Y	48.00	(0.05)	14.29		14.24	—	(0.31)	(0.31)	61.93	29.76	370,006	0.78	0.78	(0.09)		56
F(5)	52.62	(0.09)	6.53		6.44	—	—	—	59.06	12.24 (6)	47,409	0.75 (7)	0.75 (7)	(0.24	)(7)	56

For the Year Ended October 31, 2016
A	$48.56	$(0.19)	$0.11	(19)	$(0.08)	$—	$(3.93)	$(3.93)	$44.55	0.02%	$197,738	1.25%	1.25%	(0.44)%		45%
B	39.35	(0.43)	0.05	(19)	(0.38)	—	(3.93)	(3.93)	35.04	(0.84)	606	2.35	2.09	(1.23)		45
C	39.03	(0.39)	0.07	(19)	(0.32)	—	(3.93)	(3.93)	34.78	(0.65)	37,807	1.94	1.94	(1.13)		45
I	49.68	(0.07)	0.11	(19)	0.04	—	(3.93)	(3.93)	45.79	0.28	137,606	0.99	0.99	(0.16)		45
R3	48.54	(0.30)	0.11	(19)	(0.19)	—	(3.93)	(3.93)	44.42	(0.24)	12,708	1.51	1.51	(0.70)		45
R4	49.87	(0.18)	0.14	(19)	(0.04)	—	(3.93)	(3.93)	45.90	0.09	66,273	1.19	1.19	(0.39)		45
R5	51.35	(0.04)	0.14	(19)	0.10	—	(3.93)	(3.93)	47.52	0.40	102,166	0.89	0.89	(0.09)		45
R6	51.73	(0.04)	0.18	(19)	0.14	—	(3.93)	(3.93)	47.94	0.46	4,072	0.79	0.79	(0.09)		45
Y	51.78	0.01	0.14	(19)	0.15	—	(3.93)	(3.93)	48.00	0.50	290,401	0.79	0.79	0.01		45

For the Year Ended October 31, 2015
A	$48.63	$(0.20)	$2.25		$2.05	$—	$(2.12)	$(2.12)	$48.56	4.37%	$243,999	1.21%	1.21%	(0.40)%		70%
B	40.12	(0.48)	1.83		1.35	—	(2.12)	(2.12)	39.35	3.54	1,500	2.20	2.03	(1.18)		70
C	39.77	(0.45)	1.83		1.38	—	(2.12)	(2.12)	39.03	3.62	49,549	1.91	1.91	(1.11)		70
I	49.55	(0.06)	2.31		2.25	—	(2.12)	(2.12)	49.68	4.70	209,184	0.92	0.92	(0.13)		70
R3	48.74	(0.36)	2.28		1.92	—	(2.12)	(2.12)	48.54	4.10	16,184	1.48	1.48	(0.70)		70
R4	49.86	(0.20)	2.33		2.13	—	(2.12)	(2.12)	49.87	4.44	74,037	1.17	1.17	(0.38)		70
R5	51.13	(0.05)	2.39		2.34	—	(2.12)	(2.12)	51.35	4.74	115,719	0.87	0.87	(0.10)		70
R6(9)	51.80	(0.02)	2.07		2.05	—	(2.12)	(2.12)	51.73	4.13 (6)	14	0.87 (7)	0.87 (7)	(0.05	)(7)	70
Y	51.49	0.01	2.40		2.41	—	(2.12)	(2.12)	51.78	4.84	314,145	0.77	0.77	0.02		70

For the Year Ended October 31, 2014
A	$47.96	$(0.26)	$4.36		$4.10	$—	$(3.43)	$(3.43)	$48.63	9.02%	$239,697	1.28%	1.28%	(0.55)%		61%
B	40.45	(0.54)	3.64		3.10	—	(3.43)	(3.43)	40.12	8.16	2,695	2.26	2.11	(1.36)		61
C	40.08	(0.49)	3.61		3.12	—	(3.43)	(3.43)	39.77	8.30	44,184	1.97	1.97	(1.24)		61
I	48.67	(0.12)	4.43		4.31	—	(3.43)	(3.43)	49.55	9.34	114,450	0.97	0.97	(0.25)		61
R3	48.17	(0.38)	4.38		4.00	—	(3.43)	(3.43)	48.74	8.76	8,744	1.53	1.53	(0.81)		61
R4	49.06	(0.25)	4.48		4.23	—	(3.43)	(3.43)	49.86	9.09	47,028	1.22	1.22	(0.52)		61
R5	50.07	(0.11)	4.60		4.49	—	(3.43)	(3.43)	51.13	9.45	39,856	0.91	0.91	(0.22)		61
Y	50.36	(0.05)	4.61		4.56	—	(3.43)	(3.43)	51.49	9.54	213,384	0.81	0.81	(0.10)		61

The accompanying notes are an integral part of these financial statements.

94

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Small Company Fund
For the Year Ended October 31, 2018
A	$20.34	$(0.20)	$2.06	$1.86	$—	$—	$—	$22.20	9.20%		$283,912	1.34%	1.33%		(0.87)%		104%
C	14.87	(0.27)	1.51	1.24	—	—	—	16.11	8.34		11,729	2.12	2.10		(1.64)		104
I	21.27	(0.14)	2.15	2.01	—	—	—	23.28	9.45		28,540	1.07	1.05		(0.60)		104
R3	21.98	(0.27)	2.24	1.97	—	—	—	23.95	8.92		16,386	1.63	1.55		(1.09)		104
R4	23.14	(0.20)	2.34	2.14	—	—	—	25.28	9.25		15,295	1.32	1.25		(0.79)		104
R5	24.21	(0.14)	2.46	2.32	—	—	—	26.53	9.58		2,678	1.03	0.95		(0.51)		104
R6	24.64	(0.12)	2.50	2.38	—	—	—	27.02	9.66		144	0.91	0.90		(0.42)		104
Y	24.64	(0.12)	2.49	2.37	—	—	—	27.01	9.66		35,351	0.92	0.90		(0.44)		104
F	21.30	(0.11)	2.16	2.05	—	—	—	23.35	9.63		115,365	0.91	0.90		(0.45)		104

For the Year Ended October 31, 2017
A	$15.74	$(0.12)	$4.72	$4.60	$—	$—	$—	$20.34	29.16%		$252,187	1.39%	1.37%		(0.64)%		109%
C	11.60	(0.19)	3.46	3.27	—	—	—	14.87	28.19		26,529	2.12	2.10		(1.40)		109
I	16.43	(0.10)	4.94	4.84	—	—	—	21.27	29.40		28,052	1.49	1.15		(0.51)		109
R3	17.05	(0.17)	5.10	4.93	—	—	—	21.98	28.91		23,932	1.63	1.55		(0.84)		109
R4	17.89	(0.11)	5.36	5.25	—	—	—	23.14	29.29		23,080	1.32	1.25		(0.53)		109
R5	18.67	(0.04)	5.58	5.54	—	—	—	24.21	29.67		3,263	1.06	0.95		(0.20)		109
R6	18.99	(0.09)	5.74	5.65	—	—	—	24.64	29.75		78	1.07	0.90		(0.38)		109
Y	18.99	(0.02)	5.67	5.65	—	—	—	24.64	29.70		33,040	0.94	0.90		(0.08)		109
F(5)	18.76	(0.05)	2.59	2.54	—	—	—	21.30	13.49	(6)	81,831	0.92 (7)	0.90	(7)	(0.38	)(7)	109

For the Year Ended October 31, 2016
A	$19.36	$(0.14)	$(0.90)	$(1.04)	$—	$(2.58)	$(2.58)	$15.74	(5.73)%		$262,618	1.45%	1.43	%(21)	(0.87)%		81%
B	15.08	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.62	(6.40)		862	2.46	2.17	(21)	(1.59)		81
C	15.06	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.60	(6.41)		25,586	2.14	2.14	(21)	(1.58)		81
I	20.04	(0.10)	(0.93)	(1.03)	—	(2.58)	(2.58)	16.43	(5.45)		41,881	1.24	1.18	(21)	(0.61)		81
R3	20.77	(0.18)	(0.96)	(1.14)	—	(2.58)	(2.58)	17.05	(5.83)		29,662	1.62	1.58	(21)	(1.02)		81
R4	21.61	(0.13)	(1.01)	(1.14)	—	(2.58)	(2.58)	17.89	(5.58)		27,834	1.31	1.28	(21)	(0.71)		81
R5	22.37	(0.07)	(1.05)	(1.12)	—	(2.58)	(2.58)	18.67	(5.27)		5,283	1.00	0.97	(21)	(0.37)		81
R6	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		9	0.90	0.90	(21)	(0.34)		81
Y	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		98,620	0.90	0.90	(21)	(0.33)		81

For the Year Ended October 31, 2015
A	$24.83	$(0.17)	$(1.21)	$(1.38)	$—	$(4.09)	$(4.09)	$19.36	(6.22)%		$327,509	1.34%	1.34%		(0.77)%		96%
B	20.40	(0.27)	(0.96)	(1.23)	—	(4.09)	(4.09)	15.08	(6.98)		2,531	2.30	2.13		(1.56)		96
C	20.36	(0.25)	(0.96)	(1.21)	—	(4.09)	(4.09)	15.06	(6.87)		35,455	2.04	2.04		(1.47)		96
I	25.51	(0.12)	(1.26)	(1.38)	—	(4.09)	(4.09)	20.04	(6.03)		69,569	1.11	1.11		(0.55)		96
R3	26.39	(0.23)	(1.30)	(1.53)	—	(4.09)	(4.09)	20.77	(6.46)		35,865	1.54	1.54		(0.98)		96
R4	27.21	(0.17)	(1.34)	(1.51)	—	(4.09)	(4.09)	21.61	(6.15)		41,922	1.24	1.24		(0.68)		96
R5	27.95	(0.09)	(1.40)	(1.49)	—	(4.09)	(4.09)	22.37	(5.88)		30,053	0.97	0.95		(0.35)		96
R6(9)	28.20	(0.08)	(1.34)	(1.42)	—	(4.09)	(4.09)	22.69	(5.56	)(6)	9	0.91 (7)	0.90	(7)	(0.32	)(7)	96
Y	28.27	(0.07)	(1.42)	(1.49)	—	(4.09)	(4.09)	22.69	(5.80)		279,594	0.85	0.85		(0.28)		96

For the Year Ended October 31, 2014
A	$24.58	$(0.24)	$3.26	$3.02	$—	$(2.77)	$(2.77)	$24.83	13.49%		$355,056	1.34%	1.34%		(1.01)%		92%
B	20.82	(0.36)	2.71	2.35	—	(2.77)	(2.77)	20.40	12.61		4,730	2.29	2.15		(1.80)		92
C	20.77	(0.34)	2.70	2.36	—	(2.77)	(2.77)	20.36	12.70		38,351	2.05	2.05		(1.71)		92
I	25.12	(0.19)	3.35	3.16	—	(2.77)	(2.77)	25.51	13.78		60,425	1.10	1.10		(0.77)		92
R3	26.00	(0.31)	3.47	3.16	—	(2.77)	(2.77)	26.39	13.27		60,124	1.55	1.55		(1.21)		92
R4	26.65	(0.24)	3.57	3.33	—	(2.77)	(2.77)	27.21	13.62		66,353	1.25	1.25		(0.91)		92
R5	27.23	(0.16)	3.65	3.49	—	(2.77)	(2.77)	27.95	13.95		7,585	0.97	0.95		(0.61)		92
Y	27.48	(0.14)	3.70	3.56	—	(2.77)	(2.77)	28.27	14.08		337,933	0.85	0.85		(0.51)		92

The accompanying notes are an integral part of these financial statements.

95

Hartford Domestic Equity Funds

Financial Highlights – (continued)

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Includes interest expense representing less than 0.005%.
(5)	Commenced operations on February 28, 2017.
(6)	Not annualized.
(7)	Annualized.
(8)

Excluding the expenses not subject to cap, the ratios would have been 1.09%, 1.98%, 1.81%, 0.79%, 1.40%, 1.10%, 0.80%, 0.70% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(9)	Commenced operations on November 7, 2014.
(10)

Excluding the expenses not subject to cap, the ratios would have been 0.79%, 1.54%, 1.54%, 0.54%, 1.09%, 0.79%, 0.49%, 0.42% and 0.42% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(11)	Commenced operations on March 31, 2015.
(12)

Excluding the expenses not subject to cap, the ratios would have been 1.02%, 1.95%, 1.76%, 0.82%, 1.35%, 1.05%, 0.75%, 0.65% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(13)

Excluding the expenses not subject to cap, the ratios would have been 1.12%, 2.04%, 1.87%, 0.91%, 1.45%, 1.15%, 0.85%, 0.75% and 0.76% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(14)

During the year ended October 31, 2014, the Fund incurred $415.5 million in sales of securities held associated with the transition of assets from The Hartford Growth Fund, which merged into the Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.

(15)

Excluding the expenses not subject to cap, the ratios would have been 1.28%, 2.10%, 2.00%, 1.04%, 1.54%, 1.23%, 0.93% and 0.83% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(16)	Commenced operations on February 28, 2018.
(17)

Excluding the expenses not subject to cap, the ratios would have been 1.23%, 2.09%, 1.95%, 0.90%, 1.52%, 1.20%, 0.90% and 0.79% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(18)

During the year ended October 31, 2014, the Fund incurred $121.7 million in sales of securities held associated with the transition of assets from The Hartford Value Fund, which merged into the Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.

(19)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(20)

Excluding the expenses not subject to cap, the ratios would have been 1.30%, 2.05%, 2.05%, 0.99%, 1.50%, 1.20%, 0.90% and 0.85% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(21)

Excluding the expenses not subject to cap, the ratios would have been 1.40%, 2.15%, 2.11%, 1.15%, 1.55%, 1.25%, 0.95%, 0.88% and 0.88% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

96

Hartford Domestic Equity Funds

Notes to Financial Statements

October 31, 2018

1.	Organization:

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of forty and eleven series, respectively, as of October 31, 2018. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Capital Appreciation Fund (the “Capital Appreciation Fund”)

Hartford Core Equity Fund (the “Core Equity Fund”)

The Hartford Dividend and Growth Fund (the “Dividend and Growth Fund”)

The Hartford Equity Income Fund (the “Equity Income Fund”)

The Hartford Healthcare Fund (the “Healthcare Fund”)

The Hartford MidCap Fund (the “MidCap Fund”)

The Hartford MidCap Value Fund (the “MidCap Value Fund”)

Hartford Small Cap Core Fund (the “Small Cap Core Fund”)

The Hartford Small Company Fund (the “Small Company Fund”)

The Hartford Mutual Funds II, Inc.:

The Hartford Growth Opportunities Fund (the “Growth Opportunities Fund”)

Hartford Quality Value Fund (the “Quality Value Fund”) (formerly, The Hartford Value Opportunities Fund)

The Hartford Small Cap Growth Fund (the “Small Cap Growth Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class T, Class C, Class I, Class R3, Class R4, Class R5, Class Y and Class F shares. As of October 31, 2018, Class T shares have not commenced operations. Each Fund, except the Healthcare Fund and the MidCap Value Fund, has registered for sale Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. The Small Cap Growth Fund is closed to new investors until further notice, subject to certain exceptions. For more information, please see the Fund’s prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of each Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the

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relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment

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October 31, 2018

structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

Level 3 Holdings on October 31, 2018

Quantitative Information about Level 3 Fair Value Measurements:

Capital Appreciation Fund
Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at October 31, 2018
Common Stock
Model	Price/Earnings	19.5x	$575,934
Model	EV/Revenue	2.1x to 4.0x	19,154,717
Model	EV/EBITDA	9.6x	8,004,647
Cost	Trade Price	$2.55 to $62.42	23,240,280

Escrows
Cost	Trade Price	$0.00 to $2.25	85,346

Preferred Stock
Model	EV/Revenue	1.4x to 8.0x	36,669,779
		8.4x	682,780
Model	EV/Gross Profit	5.67x	1,893,387
Cost	Trade Price	$10.00 to $62.42	146,024,677

Convertible Preferred Stock
Model	EV/Revenue	2.21x	857,565

Total			$237,189,112

Growth Opportunities Fund
Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at October 31, 2018
Common Stock
Model	Price/Earnings	19.5x	$7,949,654
Model	EV/Revenue	2.1x to 3.65x	6,028,410
Model	EV/EBITDA	9.6x	4,341,856
Cost	Trade Price	$2.55 to $62.42	33,990,741

Escrows
Cost	Trade Price	$0.00 to $2.25	892,602

Preferred Stock
Model	EV/Revenue	1.4x to 5.7x	34,795,496
Model	EV/EBITDA	8.4x	6,830,850
Model	EV/Gross Profit	5.67x	18,713,421
Cost	Trade Price	$30.00 to $62.42	138,057,794

Convertible Preferred Stock
Model	EV/Revenue	2.21x	8,324,179

Total			$259,925,003

*

The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

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October 31, 2018

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

h)

Disclosure Update and Simplification – Per the SEC Release #33-10532 “Disclosure Update and Simplification”, it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose a Fund’s undistributed net investment income within a Fund’s Statement of Changes in Net Assets. The presentation within a Fund’s Statement of Changes in Net Assets for the year ended October 31, 2017 has been modified accordingly.

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Notes to Financial Statements – (continued)

October 31, 2018

Below is the characterization of the Fund distributions for the year ended October 31, 2017 as previously disclosed in the Statement of Changes in Net Assets within the October 31, 2017 Annual Report:

	Distributions to Shareholders Year Ended October 31, 2017
	From net investment income
Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Total
Capital Appreciation Fund	$(18,554,633)	$—	$—	$(8,757,228)	$(35,341)	$(166,664)	$(296,900)	$(420,762)	$(6,768,545)	$—	$(35,000,073)
Core Equity Fund	(3,527,518)	—	(235,322)	(6,401,540)	(165,124)	(849,831)	(990,163)	(366,134)	(2,413,822)	—	(14,949,454)
Dividend and Growth Fund	(53,680,402)	(38,321)	(3,668,554)	(29,614,949)	(880,994)	(2,029,112)	(2,074,751)	(91,181)	(19,585,547)	(14,230,080)	(125,893,891)
Equity Income Fund	(28,164,442)	(44,441)	(4,324,510)	(22,637,647)	(743,081)	(1,319,227)	(1,412,247)	(454,428)	(5,652,098)	(4,370,699)	(69,122,820)
Growth Opportunities Fund	—	—	—	—	—	—	—	—	—	—	—
Healthcare Fund	—	—	—	—	—	—	—	—	—	—	—
MidCap Fund	—	—	—	—	—	—	—	—	—	—	—
MidCap Value Fund	(40,847)	—	—	(389,629)	—	(3,233)	(34,448)	—	(323,233)	—	(791,390)
Quality Value Fund	(1,408,024)	—	(44,777)	(246,529)	(11,182)	(66,121)	(20,935)	—	(10,432)	—	(1,808,000)
Small Cap Core Fund	(418,020)	—	(21,501)	(35,368)	(4,536)	(1,224)	(538)	—	(1,227,713)	—	(1,708,900)
Small Cap Growth Fund	—	—	—	—	—	—	—	—	—	—	—
Small Company Fund	—	—	—	—	—	—	—	—	—	—	—

	From net realized gain on investments
Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Total
Capital Appreciation Fund	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Core Equity Fund	(5,505,410)	(6,015)	(2,521,878)	(6,453,928)	(317,464)	(1,152,776)	(983,894)	(310,597)	(2,232,681)	—	(19,484,643)
Dividend and Growth Fund	(113,791,717)	(614,270)	(14,797,009)	(59,660,201)	(2,521,370)	(4,411,249)	(3,430,344)	(99,463)	(46,293,833)	—	(245,619,456)
Equity Income Fund	(53,965,806)	(210,931)	(14,894,522)	(34,072,574)	(1,833,700)	(2,505,878)	(2,278,275)	(480,971)	(12,244,468)	—	(122,487,125)
Growth Opportunities Fund	(63,089,307)	(198,896)	(21,586,491)	(60,579,338)	(1,730,026)	(2,508,474)	(290,570)	(44,153)	(8,011,998)	—	(158,039,253)
Healthcare Fund	(69,929,000)	(212,371)	(27,701,127)	(19,440,293)	(4,038,027)	(3,354,329)	(447,294)	—	(4,374,439)	—	(129,496,880)
MidCap Fund	(64,829,511)	(713,743)	(25,554,276)	(63,591,553)	(2,100,323)	(4,670,316)	(5,615,946)	(763,492)	(41,187,648)	—	(209,026,808)
MidCap Value Fund	(17,858,964)	(52,454)	(3,017,301)	(7,495,690)	(766,406)	(865,144)	(677,060)	—	(5,047,633)	—	(35,780,652)
Quality Value Fund	(1,476,132)	(5,882)	(204,689)	(167,555)	(20,360)	(69,171)	(15,279)	—	(6,912)	—	(1,965,980)
Small Cap Core Fund	—	—	—	—	—	—	—	—	—	—	—
Small Cap Growth Fund	(1,339,813)	(4,904)	(315,082)	(905,289)	(86,418)	(438,392)	(655,380)	(26,101)	(1,848,510)	—	(5,619,889)
Small Company Fund	—	—	—	—	—	—	—	—	—	—	—

Below is the Undistributed (Distribution in excess of) Net Investment Income for the year ended October 31, 2017 as previously disclosed in the Statement of Changes in Net Assets within the October 31, 2017 Annual Report:

Fund	Undistributed (Distribution in excess of) Net Investment Income
Capital Appreciation Fund	$46,205,063
Core Equity Fund	26,675,513
Dividend and Growth Fund	14,005,139
Equity Income Fund	4,726,229
Growth Opportunities Fund	(3,981,896)
Healthcare Fund	(1,829,064)
MidCap Fund	(483,804)
MidCap Value Fund	309,256
Quality Value Fund	2,674,409
Small Cap Core Fund	406,199
Small Cap Growth Fund	—
Small Company Fund	(3,413,489)

3.	Securities and Other Investments:

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and

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Notes to Financial Statements – (continued)

October 31, 2018

changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the year ended October 31, 2018, Quality Value Fund had used Foreign Currency Contracts.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the year ended October 31, 2018, Capital Appreciation Fund, Core Equity Fund and Small Cap Core Fund had used Futures Contracts.

c)	Additional Derivative Instrument Information:

Capital Appreciation Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:

Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$1,993,236	$—	$—	$1,993,236

Total	$—	$—	$—	$1,993,236	$—	$—	$1,993,236

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(1,513,252)	$—	$—	$(1,513,252)

Total	$—	$—	$—	$(1,513,252)	$—	$—	$(1,513,252)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(1,993,236)	$—	$—	$(1,993,236)

Total	$—	$—	$—	$(1,993,236)	$—	$—	$(1,993,236)

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Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

For the year ended October 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	784

Core Equity Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:

Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$4,075,762	$—	$—	$4,075,762

Total	$—	$—	$—	$4,075,762	$—	$—	$4,075,762

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$606,809	$—	$—	$606,809

Total	$—	$—	$—	$606,809	$—	$—	$606,809

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(4,075,762)	$—	$—	$(4,075,762)

Total	$—	$—	$—	$(4,075,762)	$—	$—	$(4,075,762)

For the year ended October 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	319

Quality Value Fund

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$150,252	$—	$—	$—	$—	$150,252

Total	$—	$150,252	$—	$—	$—	$—	$150,252

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(134,557)	$—	$—	$—	$—	$(134,557)

Total	$—	$(134,557)	$—	$—	$—	$—	$(134,557)

103

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

For the year ended October 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$4,546,332
Foreign Currency Contracts Sold at Contract Amount	$4,696,585

Small Cap Core Fund

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$—	$—	$548	$548

Total	$—	$—	$—	$—	$—	$548	$548

For the year ended October 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	25

d)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at a Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of October 31, 2018:

Capital Appreciation Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(1,993,236)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(1,993,236)

Derivatives not subject to a MNA	—	1,993,236

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Core Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(4,075,762)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(4,075,762)

Derivatives not subject to a MNA	—	4,075,762

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

104

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

105

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

c)

Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended October 31, 2018 and October 31, 2017 are as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
Fund	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Capital Appreciation Fund	$495,689,708	$616,632,480	$35,000,073	$—
Core Equity Fund	62,326,139	53,245,177	14,949,454	19,484,643
Dividend and Growth Fund	174,669,622	756,670,295	125,893,891	245,619,456
Equity Income Fund	80,074,856	215,191,421	68,684,829	122,925,116
Growth Opportunities Fund	114,845,467	287,898,865	—	158,039,253
Healthcare Fund	16,867,179	59,657,697	—	129,496,880
MidCap Fund	62,275,642	400,812,276	—	209,026,808
MidCap Value Fund	714,158	17,090,726	694,296	35,877,746
Quality Value Fund	9,640,019	3,129,110	3,773,980	—
Small Cap Core Fund	599,875	6,583,376	1,708,900	—
Small Cap Growth Fund	5,463,339	55,299,983	—	5,619,889
Small Company Fund	—	—	—	—

As of October 31, 2018, the components of distributable earnings (deficit) for each Fund on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary and Post Oct Capital Loss Deferrals	Unrealized Appreciation on Investments	Total Accumulated Earnings
Capital Appreciation Fund	$441,270,099	$620,900,083	$—	$85,237,701	$1,147,407,883
Core Equity Fund	39,489,945	127,777,558	—	610,616,259	777,883,762
Dividend and Growth Fund	13,505,368	751,888,353	—	1,902,697,965	2,668,091,686
Equity Income Fund	14,111,819	297,024,850	—	709,761,151	1,020,897,820
Growth Opportunities Fund	346,078,132	723,597,890	—	281,768,519	1,351,444,541
Healthcare Fund	—	102,046,794	(5,109,572)	149,229,199	246,166,421
MidCap Fund	94,743,434	1,219,259,189	—	1,429,528,917	2,743,531,540
MidCap Value Fund	5,689,417	64,581,281	—	5,716,232	75,986,930
Quality Value Fund	9,553,872	8,744,943	—	1,881,149	20,179,964
Small Cap Core Fund	3,012,182	22,181,048	—	7,791,220	32,984,450
Small Cap Growth Fund	58,498,289	162,889,030	—	52,792,861	274,180,180
Small Company Fund	10,753,021	78,731,563	—	22,792,663	112,277,247

d)

Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as expiration of capital loss carryforwards, write-off of net operating losses and nondeductible expenses from partnership investments. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2018, the Funds recorded reclassifications to increase (decrease) the accounts listed below:

Fund	Paid-in-Capital	Distributable Earnings (Loss)
Capital Appreciation Fund	$(53,385)	$53,385
Equity Income Fund	(1)	1
Growth Opportunities Fund	558,042	(558,042)
Healthcare Fund	(1,015,049)	1,015,049
MidCap Fund	1	(1)
Small Cap Growth Fund	1	(1)
Small Company Fund	(3,695)	3,695

e)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at October 31, 2018 is different from book purposes primarily due to wash sale loss deferrals, passive foreign investment company (PFIC) mark-to-market adjustments, partnership adjustments and non-taxable distributions from underlying investments. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation, was also different from book purposes primarily due to wash sale loss deferrals, mark-to-market adjustments on futures and PFICs, partnership adjustments and adjustments related to non-taxable

106

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

distributions from underlying investments. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Capital Appreciation Fund	$7,145,367,611	$524,175,416	$(438,743,219)	$85,432,197
Core Equity Fund	2,846,087,121	696,124,105	(85,507,846)	610,616,259
Dividend and Growth Fund	6,322,504,975	2,090,296,713	(187,598,748)	1,902,697,965
Equity Income Fund	3,432,576,076	837,730,111	(127,876,626)	709,853,485
Growth Opportunities Fund	4,458,200,713	543,657,959	(261,845,362)	281,812,597
Healthcare Fund	1,296,086,353	301,473,325	(152,242,108)	149,231,217
MidCap Fund	10,899,587,636	1,930,729,301	(501,200,384)	1,429,528,917
MidCap Value Fund	633,276,434	59,262,392	(53,544,574)	5,717,818
Quality Value Fund	281,675,604	17,284,891	(15,397,235)	1,887,656
Small Cap Core Fund	99,608,806	16,449,441	(8,658,221)	7,791,220
Small Cap Growth Fund	1,072,144,873	141,646,867	(88,854,006)	52,792,861
Small Company Fund	500,224,876	58,151,325	(35,358,662)	22,792,663

f)	Capital Loss Carryforward – The Funds had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2018.

During the year ended October 31, 2018, the Small Company Fund utilized prior year capital loss carryforwards of $7,507,209.

Under the current tax law, net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes, often referred to as Late-Year Ordinary Losses. At October 31, 2018, the following Fund elected to defer Late-Year Ordinary Losses:

Fund	Amount
Healthcare Fund	$5,109,572

g)

Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, management reviews each Fund’s tax positions for all open tax years. As of October 31, 2018, management had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for 3 years, no examination is currently in progress. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2018; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion

Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion

Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

107

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

Fund	Management Fee Rates

Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion

Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion

MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Quality Value Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion

Small Cap Core Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

From November 1, 2017 through August 31, 2018, the Funds identified below paid the rates set forth below to HFMC for investment management services rendered. The rate was accrued daily and paid monthly based on the Fund’s average daily net assets.

Fund	Management Fee Rates
Quality Value Fund	0.5500% on first $250 million and;
0.4500% on next $250 million and;
0.3500% on next $500 million and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion

108

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

Fund	Management Fee Rates

Small Cap Core Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $2 billion and;
0.6400% on next $2 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

b)

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and each Company, on behalf of its respective Funds, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Capital Appreciation Fund, Growth Opportunities Fund and Small Company Fund
Average Daily Net Assets	Annual Fees
First $3.5 billion and;	0.022%
Next $3.5 billion and	0.018%
Amount Over $7 billion	0.015%

Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Quality Value Fund, Small Cap Core Fund and Small Cap Growth Fund
Average Daily Net Assets	Annual Fees
First $3.5 billion and;	0.018%
Next $3.5 billion and	0.014%
Amount Over $7 billion	0.010%

HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)

Operating Expenses – Allocable expenses incurred by a Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of October 31, 2018, HFMC contractually limited the total operating expenses, (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), through February 29, 2020 for the Quality Value Fund and Small Cap Core Fund and through February 28, 2019 for the Small Company Fund as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Quality Value Fund	0.96%	1.71%	0.66%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Core Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
Small Company Fund	1.40%	2.15%	1.15%	1.55%	1.25%	0.95%	0.90%	0.90%	0.90%

From November 1, 2017 through February 28, 2018, HFMC contractually limited the total operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), as follows for the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.29%	N/A	1.04%	1.40%	1.10%	0.80%	0.75%	N/A	0.75%
Core Equity Fund	0.79%	1.54%	0.54%	1.09%	0.79%	0.49%	0.45%	0.49%	0.45%
Dividend and Growth Fund	1.25%	N/A	1.00%	1.35%	1.05%	0.75%	0.70%	N/A	0.70%
Equity Income Fund	1.25%	2.00%	1.00%	1.50%	1.20%	0.90%	0.85%	0.85%	0.85%
Growth Opportunities Fund	1.36%	2.11%	1.11%	1.45%	1.15%	0.85%	0.85%	0.85%	0.85%
Healthcare Fund	1.60%	2.35%	1.35%	1.65%	1.35%	1.05%	N/A	1.00%	0.95%
MidCap Fund	1.37%	N/A	0.87%	1.50%	1.20%	0.90%	0.85%	N/A	0.85%
MidCap Value Fund	1.35%	2.10%	1.10%	1.55%	1.25%	0.95%	N/A	0.90%	0.85%

From November 1, 2017 through August 31, 2018, HFMC contractually limited the total operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), as follows for the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Quality Value Fund	1.05%	1.80%	0.79%	1.35%	1.05%	0.75%	0.65%	0.70%	0.65%
Small Cap Core Fund	1.30%	2.05%	1.05%	1.50%	1.20%	0.90%	0.85%	0.85%	0.85%

109

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended October 31, 2018, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.06%	1.80%	0.78%	1.41%	1.10%	0.80%	0.70%	0.71%	0.70%
Core Equity Fund	0.74%	1.48%	0.47%	1.10%	0.76%	0.49%	0.39%	0.42%	0.39%
Dividend and Growth Fund	0.99%	1.75%	0.73%	1.35%	1.04%	0.74%	0.64%	0.68%	0.64%
Equity Income Fund	1.00%	1.75%	0.74%	1.36%	1.06%	0.76%	0.66%	0.70%	0.65%
Growth Opportunities Fund	1.11%	1.85%	0.84%	1.45%	1.15%	0.86%	0.75%	0.78%	0.75%
Healthcare Fund	1.28%	2.02%	1.00%	1.61%	1.30%	1.02%	N/A	0.92%	0.90%
MidCap Fund	1.10%	1.85%	0.82%	1.46%	1.15%	0.85%	0.75%	0.78%	0.75%
MidCap Value Fund	1.22%	1.97%	0.89%	1.52%	1.22%	0.91%	N/A	0.86%	0.80%
Quality Value Fund	1.03%	1.79%	0.69%	1.30%	1.01%	0.72%	0.59%	0.66%	0.60%
Small Cap Core Fund	1.29%	2.04%	0.95%	1.43%	1.20%	0.90%	0.84%	0.85%	0.84%
Small Cap Growth Fund	1.20%	1.88%	0.82%	1.47%	1.15%	0.85%	0.75%	0.79%	0.75%
Small Company Fund	1.33%	2.10%	1.05%	1.55%	1.25%	0.95%	0.90%	0.90%	0.90%

e)

Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the year ended October 31, 2018, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$1,842,547	$18,780
Core Equity Fund	1,364,593	20,774
Dividend and Growth Fund	3,039,020	29,398
Equity Income Fund	1,647,795	20,741
Growth Opportunities Fund	2,598,850	40,966
Healthcare Fund	804,107	12,610
MidCap Fund	5,063,707	73,441
MidCap Value Fund	610,345	7,962
Quality Value Fund	62,086	942
Small Cap Core Fund	58,746	534
Small Cap Growth Fund	65,922	892
Small Company Fund	537,252	4,839

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of October 31, 2018, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.

110

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

f)

Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2018, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Capital Appreciation Fund	$17,911
Core Equity Fund	7,214
Dividend and Growth Fund	18,469
Equity Income Fund	9,486
Growth Opportunities Fund	10,646
Healthcare Fund	3,293
MidCap Fund	24,314
MidCap Value Fund	1,527
Quality Value Fund	628
Small Cap Core Fund	295
Small Cap Growth Fund	2,797
Small Company Fund	1,108

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%*
Class Y	0.06%
Class R3	0.02%
Class R4	0.02%
Class R5	0.02%
Class R6	0.004%**
Class F	0.004%**

*	For the period March 1, 2018 through February 28, 2019, the Specified Amount for the MidCap Fund Class I is equal to 0.12% of average daily net assets.
**	For the period November 1, 2017 through February 28, 2018, the Specified Amount for Class F and Class R6 was equal to 0.00% of average daily net assets.

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the year ended October 31, 2018, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	0.12%	0.11%	0.09%	0.02%	0.01%	0.01%	0.00%	0.01%	0.00%
Core Equity Fund	0.11%	0.10%	0.09%	0.01%	0.00%	0.00%	0.00%	0.03%	0.00%
Dividend and Growth Fund	0.10%	0.12%	0.09%	0.01%	0.00%	0.00%	0.00%	0.04%	0.00%
Equity Income Fund	0.09%	0.09%	0.09%	0.01%	0.00%	0.00%	0.00%	0.05%	0.00%
Growth Opportunities Fund	0.12%	0.11%	0.09%	0.01%	0.00%	0.01%	0.00%	0.04%	0.00%
Healthcare Fund	0.13%	0.13%	0.10%	0.01%	0.01%	0.02%	N/A	0.02%	0.00%
MidCap Fund	0.11%	0.11%	0.08%	0.02%	0.01%	0.00%	0.00%	0.03%	0.00%
MidCap Value Fund	0.17%	0.18%	0.10%	0.02%	0.02%	0.01%	N/A	0.06%	0.00%
Quality Value Fund	0.18%	0.19%	0.09%	0.02%	0.02%	0.02%	0.00%	0.05%	0.00%
Small Cap Core Fund	0.19%	0.22%	0.12%	0.02%	0.02%	0.02%	0.00%	0.06%	0.00%
Small Cap Growth Fund	0.21%	0.13%	0.07%	0.02%	0.01%	0.00%	0.00%	0.04%	0.00%
Small Company Fund	0.18%	0.21%	0.15%	0.02%	0.01%	0.02%	0.00%	0.01%	0.00%

111

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

Administrative services fees for third-party recordkeeping services were payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees were accrued daily and paid monthly.

8.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At October 31, 2018, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non-Cash Collateral(2)(3)
Capital Appreciation Fund	$40,701,404	$42,409,117	$929,079
Growth Opportunities Fund	52,889,567	50,639,843	—
Healthcare Fund	14,298,996	14,720,638	—
MidCap Fund	33,723,481	35,575,880	—
MidCap Value Fund	7,470,050	7,463,725	—
Quality Value Fund	1,365,609	1,392,402	—
Small Cap Core Fund	5,145,758	5,335,128	—
Small Cap Growth Fund	33,887,559	34,163,032	—
Small Company Fund	3,992,250	4,135,186	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)

These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.

(3)	U.S. Government securities

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Capital Appreciation Fund
Securities Lending Transactions(1)
Common Stocks	$42,409,117	$—	$—	$—	$42,409,117

Total Borrowings	$42,409,117	$—	$—	$—	$42,409,117

Gross amount of recognized liabilities for securities lending transactions					$42,409,117

Growth Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$50,639,843	$—	$—	$—	$50,639,843

Total Borrowings	$50,639,843	$—	$—	$—	$50,639,843

Gross amount of recognized liabilities for securities lending transactions					$50,639,843

Healthcare Fund
Securities Lending Transactions(1)
Common Stocks	$14,720,638	$—	$—	$—	$14,720,638

Total Borrowings	$14,720,638	$—	$—	$—	$14,720,638

Gross amount of recognized liabilities for securities lending transactions					$14,720,638

112

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
MidCap Fund
Securities Lending Transactions(1)
Common Stocks	$35,575,880	$—	$—	$—	$35,575,880

Total Borrowings	$35,575,880	$—	$—	$—	$35,575,880

Gross amount of recognized liabilities for securities lending transactions					$35,575,880

MidCap Value Fund
Securities Lending Transactions(1)
Common Stocks	$7,463,725	$—	$—	$—	$7,463,725

Total Borrowings	$7,463,725	$—	$—	$—	$7,463,725

Gross amount of recognized liabilities for securities lending transactions					$7,463,725

Quality Value Fund
Securities Lending Transactions(1)
Common Stocks	$1,392,402	$—	$—	$—	$1,392,402

Total Borrowings	$1,392,402	$—	$—	$—	$1,392,402

Gross amount of recognized liabilities for securities lending transactions					$1,392,402

Small Cap Core Fund
Securities Lending Transactions(1)
Common Stocks	$5,335,128	$—	$—	$—	$5,335,128

Total Borrowings	$5,335,128	$—	$—	$—	$5,335,128

Gross amount of recognized liabilities for securities lending transactions					$5,335,128

Small Cap Growth Fund
Securities Lending Transactions(1)
Common Stocks	$5,646,579	$—	$—	$—	$5,646,579
Exchange-Traded Funds	28,516,453	—	—	—	28,516,453

Total	$34,163,032	$—	$—	$—	$34,163,032

Total Borrowings	$34,163,032	$—	$—	$—	$34,163,032

Gross amount of recognized liabilities for securities lending transactions					$34,163,032

Small Company Fund
Securities Lending Transactions(1)
Common Stocks	$4,135,186	$—	$—	$—	$4,135,186

Total Borrowings	$4,135,186	$—	$—	$—	$4,135,186

Gross amount of recognized liabilities for securities lending transactions					$4,135,186

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

9.	Affiliate Holdings:

As of October 31, 2018, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Quality Value Fund	—	—	—	—	—	—	100%	—	—
Small Cap Core Fund	—	—	—	—	—	30%	100%	—	—

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5		Class R6		Class Y	Class F
Quality Value Fund	—	—	—	—	—	—		—	%*	—	—
Small Cap Core Fund	—	—	—	—	—	—	%*	—	%*	—	—

*	Percentage rounds to zero.

113

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

As of October 31, 2018, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds. Affiliated funds of funds owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
Capital Appreciation Fund	7%
Core Equity Fund	9%
Dividend and Growth Fund	11%
Equity Income Fund	7%
Growth Opportunities Fund	2%
MidCap Fund	1%
MidCap Value Fund	2%
Quality Value Fund	27%
Small Cap Core Fund	36%
Small Cap Growth Fund	3%
Small Company Fund	2%

*	As of October 31, 2018, affiliated funds of funds invest in Class F shares.

10.	Investment Transactions:

For the year ended October 31, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$8,429,959,993	$9,704,031,188	$—	$—	$8,429,959,993	$9,704,031,188
Core Equity Fund	728,427,388	820,267,936	—	—	728,427,388	820,267,936
Dividend and Growth Fund	2,565,323,831	3,043,395,182	—	—	2,565,323,831	3,043,395,182
Equity Income Fund	918,438,135	997,140,525	—	—	918,438,135	997,140,525
Growth Opportunities Fund	5,982,152,434	6,447,599,374	—	—	5,982,152,434	6,447,599,374
Healthcare Fund	397,387,841	548,644,867	—	—	397,387,841	548,644,867
MidCap Fund	5,974,326,103	4,343,109,616	—	—	5,974,326,103	4,343,109,616
MidCap Value Fund	337,961,072	349,229,675	—	—	337,961,072	349,229,675
Quality Value Fund	287,512,311	243,424,794	—	—	287,512,311	243,424,794
Small Cap Core Fund	84,371,115	141,159,555	—	—	84,371,115	141,159,555
Small Cap Growth Fund	831,227,663	1,096,426,096	—	—	831,227,663	1,096,426,096
Small Company Fund	522,564,036	557,071,918	—	—	522,564,036	557,071,918

11.	Capital Share Transactions:

The following information is for the year ended October 31, 2018, and the year ended October 31, 2017:

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	18,627,905	$720,223,487	5,164,744	$199,564,635
Shares Issued for Reinvested Dividends	15,585,296	588,452,604	507,266	18,099,252
Shares Redeemed	(19,213,364)	(759,184,210)	(29,369,647)	(1,122,236,727)
Shares converted (from) Class B into Class A	—	—	282,295	10,753,786

Net Increase (Decrease)	14,999,837	549,491,881	(23,415,342)	(893,819,054)

Class B(1)
Shares Sold	—	$—	2,300	$65,083
Shares Redeemed	—	—	(1,795,155)	(54,270,939)
Shares converted (from) Class B into Class A	—	—	(357,168)	(10,753,786)

Net Increase (Decrease)	—	—	(2,150,023)	(64,959,642)

Class C
Shares Sold	1,048,144	$31,974,203	908,134	$28,017,263
Shares Issued for Reinvested Dividends	6,297,825	184,217,448	—	—
Shares Redeemed	(29,715,951)	(896,575,354)	(15,083,624)	(466,301,561)

Net Increase (Decrease)	(22,369,982)	(680,383,703)	(14,175,490)	(438,284,298)

114

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Capital Appreciation Fund – (continued)
Class I
Shares Sold	3,910,878	$155,382,910	9,308,674	$354,461,267
Shares Issued for Reinvested Dividends	2,472,959	93,848,576	153,309	5,480,799
Shares Redeemed	(7,218,834)	(285,577,373)	(24,689,916)	(969,853,607)

Net Increase (Decrease)	(834,997)	(36,345,887)	(15,227,933)	(609,911,541)

Class R3
Shares Sold	137,040	$5,957,109	188,350	$7,888,682
Shares Issued for Reinvested Dividends	206,300	8,536,924	903	35,017
Shares Redeemed	(513,386)	(22,360,490)	(1,301,876)	(55,969,755)

Net Increase (Decrease)	(170,046)	(7,866,457)	(1,112,623)	(48,046,056)

Class R4
Shares Sold	186,985	$8,374,964	182,457	$7,838,732
Shares Issued for Reinvested Dividends	187,519	8,012,830	3,902	155,319
Shares Redeemed	(764,944)	(33,903,987)	(1,209,564)	(52,802,020)

Net Increase (Decrease)	(390,440)	(17,516,193)	(1,023,205)	(44,807,969)

Class R5
Shares Sold	82,585	$3,732,482	88,767	$3,891,401
Shares Issued for Reinvested Dividends	108,386	4,727,927	7,344	296,900
Shares Redeemed	(261,803)	(11,949,550)	(408,257)	(18,431,296)

Net Increase (Decrease)	(70,832)	(3,489,141)	(312,146)	(14,242,995)

Class R6
Shares Sold	101,194	$4,624,485	172,552	$7,637,461
Shares Issued for Reinvested Dividends	192,898	8,465,656	10,361	420,762
Shares Redeemed	(151,907)	(6,938,017)	(174,485)	(7,600,286)

Net Increase (Decrease)	142,185	6,152,124	8,428	457,937

Class Y
Shares Sold	693,026	$32,164,734	616,188	$27,346,222
Shares Issued for Reinvested Dividends	477,638	20,953,067	163,226	6,628,619
Shares Redeemed	(1,043,499)	(48,018,245)	(20,784,055)	(900,206,015)

Net Increase (Decrease)	127,165	5,099,556	(20,004,641)	(866,231,174)

Class F(2)
Shares Sold	1,570,142	$62,543,993	29,236,396	$1,151,502,668
Shares Issued for Reinvested Dividends	2,834,969	107,657,480	—	—
Shares Redeemed	(7,542,627)	(297,884,938)	(2,991,743)	(121,863,993)

Net Increase (Decrease)	(3,137,516)	(127,683,465)	26,244,653	1,029,638,675

Total Net Increase (Decrease)	(11,704,626)	$(312,541,285)	(51,168,322)	$(1,950,206,117)

Core Equity Fund
Class A
Shares Sold	6,126,880	$186,510,085	6,877,120	$177,410,250
Shares Issued for Reinvested Dividends	734,490	21,375,055	349,387	8,648,822
Shares Redeemed	(6,920,178)	(209,143,476)	(14,587,496)	(377,270,813)
Shares converted (from) Class B into Class A	—	—	11,129	288,606

Net Increase (Decrease)	(58,808)	(1,258,336)	(7,349,860)	(190,923,135)

Class B(1)
Shares Sold	—	$—	1,681	$38,519
Shares Issued for Reinvested Dividends	—	—	246	5,618
Shares Redeemed	—	—	(24,689)	(590,151)
Shares converted (from) Class B into Class A	—	—	(12,082)	(288,606)

Net Increase (Decrease)	—	—	(34,844)	(834,620)

Class C
Shares Sold	1,710,493	$47,235,025	3,092,901	$73,214,800
Shares Issued for Reinvested Dividends	350,318	9,320,524	111,839	2,548,878
Shares Redeemed	(3,541,926)	(97,989,819)	(3,900,683)	(94,369,709)

Net Increase (Decrease)	(1,481,115)	(41,434,270)	(695,943)	(18,606,031)

Class I
Shares Sold	13,072,789	$396,887,616	24,471,971	$634,386,720
Shares Issued for Reinvested Dividends	1,162,130	33,875,872	466,285	11,551,575
Shares Redeemed	(11,227,452)	(338,823,716)	(21,911,918)	(582,031,354)

Net Increase (Decrease)	3,007,467	91,939,772	3,026,338	63,906,941

115

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount

Core Equity Fund – (continued)
Class R3
Shares Sold	207,064	$6,289,388	687,599	$17,930,343
Shares Issued for Reinvested Dividends	40,040	1,179,524	17,369	435,797
Shares Redeemed	(598,704)	(18,364,395)	(703,290)	(19,052,243)

Net Increase (Decrease)	(351,600)	(10,895,483)	1,678	(686,103)

Class R4
Shares Sold	622,611	$19,301,039	2,308,019	$61,308,610
Shares Issued for Reinvested Dividends	181,518	5,432,028	72,386	1,842,045
Shares Redeemed	(2,022,499)	(62,643,003)	(2,381,438)	(64,035,846)

Net Increase (Decrease)	(1,218,370)	(37,909,936)	(1,033)	(885,191)

Class R5
Shares Sold	2,247,746	$68,256,158	4,555,617	$121,521,470
Shares Issued for Reinvested Dividends	221,366	6,500,244	76,727	1,914,623
Shares Redeemed	(2,532,507)	(76,084,368)	(3,012,271)	(80,384,422)

Net Increase (Decrease)	(63,395)	(1,327,966)	1,620,073	43,051,671

Class R6
Shares Sold	1,801,311	$54,771,612	3,299,315	$88,189,693
Shares Issued for Reinvested Dividends	145,967	4,302,198	19,786	495,139
Shares Redeemed	(1,253,498)	(38,957,594)	(547,508)	(14,602,257)

Net Increase (Decrease)	693,780	20,116,216	2,771,593	74,082,575

Class Y
Shares Sold	3,788,002	$115,773,056	6,810,460	$178,822,552
Shares Issued for Reinvested Dividends	189,251	5,580,138	183,198	4,587,881
Shares Redeemed	(2,029,036)	(61,771,039)	(13,499,651)	(354,549,899)

Net Increase (Decrease)	1,948,217	59,582,155	(6,505,993)	(171,139,466)

Class F(2)
Shares Sold	4,595,725	$139,606,491	23,060,446	$616,539,970
Shares Issued for Reinvested Dividends	773,606	22,560,533	—	—
Shares Redeemed	(4,825,438)	(145,935,601)	(2,624,299)	(72,276,638)

Net Increase (Decrease)	543,893	16,231,423	20,436,147	544,263,332

Total Net Increase (Decrease)	3,020,069	$95,043,575	13,268,156	$342,229,973

Dividend and Growth Fund
Class A
Shares Sold	12,487,323	$326,156,465	9,406,473	$239,603,744
Shares Issued for Reinvested Dividends	15,040,346	388,531,155	6,609,069	165,504,244
Shares Redeemed	(21,964,648)	(577,481,273)	(33,457,545)	(853,350,313)
Shares converted (from) Class B into Class A	—	—	156,717	3,986,328

Net Increase (Decrease)	5,563,021	137,206,347	(17,285,286)	(444,255,997)

Class B(1)
Shares Sold	—	$—	6,611	$160,158
Shares Issued for Reinvested Dividends	—	—	26,339	640,073
Shares Redeemed	—	—	(728,752)	(18,177,973)
Shares converted (from) Class B into Class A	—	—	(159,746)	(3,986,328)

Net Increase (Decrease)	—	—	(855,548)	(21,364,070)

Class C
Shares Sold	1,045,131	$26,546,753	1,526,866	$37,758,000
Shares Issued for Reinvested Dividends	1,845,692	46,024,991	733,319	17,721,103
Shares Redeemed	(10,581,892)	(266,750,872)	(4,560,902)	(113,200,797)

Net Increase (Decrease)	(7,691,069)	(194,179,128)	(2,300,717)	(57,721,694)

Class I
Shares Sold	8,212,320	$214,582,901	22,711,325	$575,025,744
Shares Issued for Reinvested Dividends	3,244,516	83,455,551	3,509,936	87,344,338
Shares Redeemed	(6,587,672)	(172,489,960)	(73,965,598)	(1,916,415,484)

Net Increase (Decrease)	4,869,164	125,548,492	(47,744,337)	(1,254,045,402)

Class R3
Shares Sold	521,930	$14,025,931	476,879	$12,365,032
Shares Issued for Reinvested Dividends	307,181	8,034,183	129,613	3,274,287
Shares Redeemed	(806,690)	(21,481,715)	(1,171,747)	(30,225,539)

Net Increase (Decrease)	22,421	578,399	(565,255)	(14,586,220)

116

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount

Dividend and Growth Fund – (continued)
Class R4
Shares Sold	961,975	$25,805,384	1,048,989	$27,157,243
Shares Issued for Reinvested Dividends	431,814	11,371,284	189,657	4,832,188
Shares Redeemed	(1,459,422)	(39,314,657)	(1,859,423)	(48,565,965)

Net Increase (Decrease)	(65,633)	(2,137,989)	(620,777)	(16,576,534)

Class R5
Shares Sold	2,346,568	$62,962,468	1,670,231	$43,601,599
Shares Issued for Reinvested Dividends	192,818	5,102,053	74,807	1,917,718
Shares Redeemed	(1,674,914)	(45,252,539)	(1,371,926)	(35,926,493)

Net Increase (Decrease)	864,472	22,811,982	373,112	9,592,824

Class R6
Shares Sold	3,017,132	$82,759,681	308,471	$8,275,471
Shares Issued for Reinvested Dividends	80,479	2,134,094	7,374	190,644
Shares Redeemed	(639,176)	(16,937,047)	(48,898)	(1,292,812)

Net Increase (Decrease)	2,458,435	67,956,728	266,947	7,173,303

Class Y
Shares Sold	6,731,729	$180,558,797	5,294,644	$137,592,186
Shares Issued for Reinvested Dividends	2,507,887	66,367,057	2,550,115	64,996,504
Shares Redeemed	(7,326,785)	(198,852,639)	(47,201,188)	(1,219,161,737)

Net Increase (Decrease)	1,912,831	48,073,215	(39,356,429)	(1,016,573,047)

Class F(2)
Shares Sold	14,299,165	$372,356,271	101,125,809	$2,608,518,662
Shares Issued for Reinvested Dividends	11,425,655	293,726,913	538,488	14,226,973
Shares Redeemed	(18,153,837)	(477,146,616)	(7,589,523)	(200,677,712)

Net Increase (Decrease)	7,570,983	188,936,568	94,074,774	2,422,067,923

Total Net Increase (Decrease)	15,504,625	$394,794,614	(14,013,516)	$(386,288,914)

Equity Income Fund
Class A
Shares Sold	7,054,185	$141,208,042	8,403,580	$161,195,307
Shares Issued for Reinvested Dividends	5,387,109	108,873,865	4,285,070	80,818,246
Shares Redeemed	(16,310,108)	(330,513,136)	(24,327,550)	(467,454,825)
Shares converted (from) Class B into Class A	—	—	21,985	423,077

Net Increase (Decrease)	(3,868,814)	(80,431,229)	(11,616,915)	(225,018,195)

Class B(1)
Shares Sold	—	$—	5,337	$100,412
Shares Issued for Reinvested Dividends	—	—	13,448	251,332
Shares Redeemed	—	—	(381,867)	(7,338,943)
Shares converted (from) Class B into Class A	—	—	(21,949)	(423,077)

Net Increase (Decrease)	—	—	(385,031)	(7,410,276)

Class C
Shares Sold	1,496,750	$30,142,193	2,808,623	$53,538,119
Shares Issued for Reinvested Dividends	1,234,724	24,850,317	932,758	17,411,255
Shares Redeemed	(7,456,596)	(148,401,415)	(7,190,047)	(138,047,727)

Net Increase (Decrease)	(4,725,122)	(93,408,905)	(3,448,666)	(67,098,353)

Class I
Shares Sold	17,491,443	$350,784,723	31,250,865	$595,058,009
Shares Issued for Reinvested Dividends	3,652,614	73,362,106	2,808,344	52,835,318
Shares Redeemed	(15,229,423)	(305,556,437)	(33,964,623)	(659,327,896)

Net Increase (Decrease)	5,914,634	118,590,392	94,586	(11,434,569)

Class R3
Shares Sold	296,916	$5,984,389	531,088	$10,210,060
Shares Issued for Reinvested Dividends	167,506	3,391,169	132,731	2,499,715
Shares Redeemed	(828,311)	(16,803,967)	(930,203)	(17,912,523)

Net Increase (Decrease)	(363,889)	(7,428,409)	(266,384)	(5,202,748)

Class R4
Shares Sold	642,122	$13,016,169	964,266	$18,489,393
Shares Issued for Reinvested Dividends	205,009	4,153,860	164,717	3,115,559
Shares Redeemed	(1,072,897)	(21,756,093)	(1,539,631)	(30,095,419)

Net Increase (Decrease)	(225,766)	(4,586,064)	(410,648)	(8,490,467)

117

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Equity Income Fund – (continued)
Class R5
Shares Sold	1,070,828	$21,909,354	1,701,067	$32,866,093
Shares Issued for Reinvested Dividends	237,336	4,829,360	167,094	3,180,486
Shares Redeemed	(1,231,998)	(25,045,790)	(1,479,877)	(28,637,778)

Net Increase (Decrease)	76,166	1,692,924	388,284	7,408,801

Class R6
Shares Sold	624,797	$12,755,320	715,110	$13,915,010
Shares Issued for Reinvested Dividends	109,860	2,239,099	48,750	935,399
Shares Redeemed	(355,527)	(7,261,890)	(160,586)	(3,114,915)

Net Increase (Decrease)	379,130	7,732,529	603,274	11,735,494

Class Y
Shares Sold	3,235,467	$66,523,295	3,778,525	$73,177,367
Shares Issued for Reinvested Dividends	473,849	9,676,818	927,390	17,574,208
Shares Redeemed	(3,349,092)	(68,094,590)	(19,204,433)	(370,857,274)

Net Increase (Decrease)	360,224	8,105,523	(14,498,518)	(280,105,699)

Class F(2)
Shares Sold	11,490,117	$230,763,902	36,866,158	$717,901,361
Shares Issued for Reinvested Dividends	2,529,103	50,774,813	219,018	4,367,703
Shares Redeemed	(6,712,436)	(135,242,319)	(4,234,308)	(84,664,754)

Net Increase (Decrease)	7,306,784	146,296,396	32,850,868	637,604,310

Total Net Increase (Decrease)	4,853,347	$96,563,157	3,310,850	$51,988,298

Growth Opportunities Fund
Class A
Shares Sold	5,430,832	$258,227,081	3,786,546	$152,275,039
Shares Issued for Reinvested Dividends	3,585,086	153,656,799	1,678,214	60,969,478
Shares Redeemed	(6,592,860)	(310,460,365)	(10,464,860)	(415,353,408)
Shares converted (from) Class B into Class A	—	—	39,130	1,549,917

Net Increase (Decrease)	2,423,058	101,423,515	(4,960,970)	(200,558,974)

Class B(1)
Shares Sold	—	$—	2,876	$74,624
Shares Issued for Reinvested Dividends	—	—	7,857	191,007
Shares Redeemed	—	—	(117,588)	(3,098,656)
Shares converted (from) Class B into Class A	—	—	(58,564)	(1,549,917)

Net Increase (Decrease)	—	—	(165,419)	(4,382,942)

Class C
Shares Sold	2,202,102	$67,142,214	1,902,689	$51,671,101
Shares Issued for Reinvested Dividends	1,594,478	44,007,584	707,455	17,438,762
Shares Redeemed	(6,076,031)	(184,287,489)	(5,516,994)	(149,100,056)

Net Increase (Decrease)	(2,279,451)	(73,137,691)	(2,906,850)	(79,990,193)

Class I
Shares Sold	8,710,241	$433,216,495	15,194,160	$627,027,761
Shares Issued for Reinvested Dividends	2,290,426	102,404,963	1,326,210	49,984,840
Shares Redeemed	(8,315,111)	(406,512,937)	(28,586,698)	(1,203,380,014)

Net Increase (Decrease)	2,685,556	129,108,521	(12,066,328)	(526,367,413)

Class R3
Shares Sold	234,644	$11,070,881	320,461	$12,874,925
Shares Issued for Reinvested Dividends	87,601	3,772,966	42,995	1,574,477
Shares Redeemed	(325,309)	(15,295,005)	(575,554)	(23,442,500)

Net Increase (Decrease)	(3,064)	(451,158)	(212,098)	(8,993,098)

Class R4
Shares Sold	228,630	$11,414,684	385,791	$16,187,830
Shares Issued for Reinvested Dividends	129,500	5,853,389	59,832	2,283,784
Shares Redeemed	(398,588)	(19,861,217)	(596,058)	(24,627,911)

Net Increase (Decrease)	(40,458)	(2,593,144)	(150,435)	(6,156,297)

Class R5
Shares Sold	135,790	$7,029,897	201,223	$8,781,745
Shares Issued for Reinvested Dividends	27,599	1,298,270	7,360	290,570
Shares Redeemed	(101,488)	(5,319,310)	(242,717)	(9,955,430)

Net Increase (Decrease)	61,901	3,008,857	(34,134)	(883,115)

118

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Growth Opportunities Fund – (continued)
Class R6
Shares Sold	157,464	$8,754,701	87,020	$3,950,813
Shares Issued for Reinvested Dividends	8,512	405,519	1,106	44,153
Shares Redeemed	(19,778)	(1,033,651)	(21,525)	(990,377)

Net Increase (Decrease)	146,198	8,126,569	66,601	3,004,589

Class Y
Shares Sold	928,873	$50,217,143	1,117,085	$47,820,329
Shares Issued for Reinvested Dividends	163,706	7,802,221	199,509	7,966,405
Shares Redeemed	(651,865)	(34,204,480)	(4,865,340)	(209,753,919)

Net Increase (Decrease)	440,714	23,814,884	(3,548,746)	(153,967,185)

Class F(2)
Shares Sold	2,463,128	$122,119,125	13,955,194	$610,317,522
Shares Issued for Reinvested Dividends	1,101,002	49,269,862	—	—
Shares Redeemed	(8,053,486)	(408,108,047)	(1,112,423)	(50,339,486)

Net Increase (Decrease)	(4,489,356)	(236,719,060)	12,842,771	559,978,036

Total Net Increase (Decrease)	(1,054,902)	$(47,418,707)	(11,135,608)	$(418,316,592)

Healthcare Fund
Class A
Shares Sold	2,816,061	$101,549,420	3,074,854	$100,887,347
Shares Issued for Reinvested Dividends	1,019,295	34,248,296	2,347,488	68,382,316
Shares Redeemed	(4,495,546)	(158,895,113)	(9,393,281)	(307,692,504)
Shares converted (from) Class B into Class A	—	—	24,466	796,183

Net Increase (Decrease)	(660,190)	(23,097,397)	(3,946,473)	(137,626,658)

Class B(1)
Shares Sold	—	$—	1,129	$29,236
Shares Issued for Reinvested Dividends	—	—	8,049	194,533
Shares Redeemed	—	—	(58,076)	(1,579,703)
Shares converted (from) Class B into Class A	—	—	(29,513)	(796,183)

Net Increase (Decrease)	—	—	(78,411)	(2,152,117)

Class C
Shares Sold	496,990	$14,452,310	1,050,428	$28,789,815
Shares Issued for Reinvested Dividends	515,465	14,185,595	1,069,525	25,989,463
Shares Redeemed	(3,680,023)	(107,962,485)	(3,373,379)	(91,836,342)

Net Increase (Decrease)	(2,667,568)	(79,324,580)	(1,253,426)	(37,057,064)

Class I
Shares Sold	3,388,340	$126,092,031	5,543,576	$194,876,518
Shares Issued for Reinvested Dividends	437,685	15,410,892	575,267	17,470,853
Shares Redeemed	(2,974,436)	(110,211,280)	(3,570,688)	(120,202,602)

Net Increase (Decrease)	851,589	31,291,643	2,548,155	92,144,769

Class R3
Shares Sold	179,019	$6,531,072	329,683	$11,316,377
Shares Issued for Reinvested Dividends	61,276	2,120,778	131,335	3,947,936
Shares Redeemed	(425,831)	(15,473,486)	(568,086)	(19,214,710)

Net Increase (Decrease)	(185,536)	(6,821,636)	(107,068)	(3,950,397)

Class R4
Shares Sold	288,491	$11,080,389	350,340	$12,572,614
Shares Issued for Reinvested Dividends	41,923	1,520,963	101,102	3,168,538
Shares Redeemed	(416,190)	(15,933,796)	(649,864)	(22,817,530)

Net Increase (Decrease)	(85,776)	(3,332,444)	(198,422)	(7,076,378)

Class R5
Shares Sold	130,251	$5,340,435	86,704	$3,274,565
Shares Issued for Reinvested Dividends	6,075	229,927	9,563	311,079
Shares Redeemed	(112,959)	(4,488,405)	(75,813)	(2,749,264)

Net Increase (Decrease)	23,367	1,081,957	20,454	836,380

Class Y
Shares Sold	431,226	$17,308,437	1,344,937	$50,839,290
Shares Issued for Reinvested Dividends	52,897	2,024,914	132,970	4,369,410
Shares Redeemed	(283,402)	(11,401,142)	(1,812,466)	(71,708,676)

Net Increase (Decrease)	200,721	7,932,209	(334,559)	(16,499,976)

119

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Healthcare Fund – (continued)
Class F(2)
Shares Sold	450,646	$16,664,894	1,709,750	$63,723,276
Shares Issued for Reinvested Dividends	86,244	3,039,229	—	—
Shares Redeemed	(128,688)	(4,746,404)	(16,854)	(621,096)

Net Increase (Decrease)	408,202	14,957,719	1,692,896	63,102,180

Total Net Increase (Decrease)	(2,115,191)	$(57,312,529)	(1,656,854)	$(48,279,261)

MidCap Fund
Class A
Shares Sold	15,229,089	$479,864,863	13,697,861	$370,849,897
Shares Issued for Reinvested Dividends	3,795,999	113,272,618	2,511,944	64,205,299
Shares Redeemed	(14,462,445)	(460,231,010)	(18,730,943)	(508,094,045)
Shares converted (from) Class B into Class A	—	—	94,997	2,574,498

Net Increase (Decrease)	4,562,643	132,906,471	(2,426,141)	(70,464,351)

Class B(1)
Shares Sold	—	$—	11,351	$219,440
Shares Issued for Reinvested Dividends	—	—	38,251	708,784
Shares Redeemed	—	—	(864,193)	(16,939,943)
Shares converted (from) Class B into Class A	—	—	(131,381)	(2,574,498)

Net Increase (Decrease)	—	—	(945,972)	(18,586,217)

Class C
Shares Sold	6,174,307	$145,020,804	6,608,478	$134,048,058
Shares Issued for Reinvested Dividends	1,974,728	43,246,546	1,276,316	24,518,038
Shares Redeemed	(13,281,900)	(303,779,827)	(9,415,920)	(192,766,826)

Net Increase (Decrease)	(5,132,865)	(115,512,477)	(1,531,126)	(34,200,730)

Class I
Shares Sold	51,031,220	$1,672,961,497	71,231,631	$1,972,759,538
Shares Issued for Reinvested Dividends	4,404,777	134,962,369	2,379,669	62,204,544
Shares Redeemed	(33,111,717)	(1,073,279,042)	(46,940,022)	(1,327,210,662)

Net Increase (Decrease)	22,324,280	734,644,824	26,671,278	707,753,420

Class R3
Shares Sold	1,019,743	$35,935,089	880,433	$26,778,547
Shares Issued for Reinvested Dividends	112,130	3,722,725	71,833	2,040,045
Shares Redeemed	(743,549)	(26,222,686)	(926,904)	(28,010,282)

Net Increase (Decrease)	388,324	13,435,128	25,362	808,310

Class R4
Shares Sold	3,152,179	$116,185,148	3,535,831	$111,752,961
Shares Issued for Reinvested Dividends	291,588	10,027,716	143,218	4,193,429
Shares Redeemed	(2,657,782)	(97,308,099)	(2,074,108)	(64,808,643)

Net Increase (Decrease)	785,985	28,904,765	1,604,941	51,137,747

Class R5
Shares Sold	5,438,327	$205,456,983	5,047,179	$164,141,302
Shares Issued for Reinvested Dividends	353,078	12,442,452	182,387	5,451,117
Shares Redeemed	(2,628,190)	(98,094,631)	(2,077,360)	(66,613,294)

Net Increase (Decrease)	3,163,215	119,804,804	3,152,206	102,979,125

Class R6
Shares Sold	19,650,032	$747,342,388	11,749,683	$393,959,257
Shares Issued for Reinvested Dividends	533,890	18,985,122	25,348	763,492
Shares Redeemed	(3,937,273)	(149,786,078)	(691,316)	(23,217,389)

Net Increase (Decrease)	16,246,649	616,541,432	11,083,715	371,505,360

Class Y
Shares Sold	20,799,108	$797,758,811	18,114,176	$581,578,429
Shares Issued for Reinvested Dividends	1,504,227	53,460,224	1,233,268	37,146,030
Shares Redeemed	(19,868,421)	(736,585,618)	(20,282,059)	(650,749,214)

Net Increase (Decrease)	2,434,914	114,633,417	(934,615)	(32,024,755)

Class F(2)
Shares Sold	21,922,976	$713,934,685	41,832,015	$1,185,184,129
Shares Issued for Reinvested Dividends	1,741,235	53,403,678	—	—
Shares Redeemed	(10,385,273)	(339,921,754)	(1,869,804)	(55,225,730)

Net Increase (Decrease)	13,278,938	427,416,609	39,962,211	1,129,958,399

Total Net Increase (Decrease)	58,052,083	$2,072,774,973	76,661,859	$2,208,866,308

120

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
MidCap Value Fund
Class A
Shares Sold	3,127,684	$48,813,047	4,154,128	$61,296,764
Shares Issued for Reinvested Dividends	463,385	7,173,200	1,230,848	17,736,292
Shares Redeemed	(2,646,647)	(41,733,967)	(4,358,872)	(64,279,058)
Shares converted (from) Class B into Class A	—	—	17,268	252,991

Net Increase (Decrease)	944,422	14,252,280	1,043,372	15,006,989

Class B(1)
Shares Sold	—	$—	3,033	$37,324
Shares Issued for Reinvested Dividends	—	—	4,279	51,900
Shares Redeemed	—	—	(40,156)	(496,814)
Shares converted (from) Class B into Class A	—	—	(20,548)	(252,991)

Net Increase (Decrease)	—	—	(53,392)	(660,581)

Class C
Shares Sold	222,446	$2,911,223	435,278	$5,397,575
Shares Issued for Reinvested Dividends	80,495	1,032,748	239,720	2,898,214
Shares Redeemed	(1,534,250)	(19,407,687)	(971,515)	(12,065,234)

Net Increase (Decrease)	(1,231,309)	(15,463,716)	(296,517)	(3,769,445)

Class I
Shares Sold	552,664	$8,792,174	7,668,101	$113,347,001
Shares Issued for Reinvested Dividends	66,767	1,040,897	537,204	7,802,361
Shares Redeemed	(1,015,843)	(16,140,564)	(11,348,437)	(168,768,887)

Net Increase (Decrease)	(396,412)	(6,307,493)	(3,143,132)	(47,619,525)

Class R3
Shares Sold	75,953	$1,256,452	177,173	$2,748,016
Shares Issued for Reinvested Dividends	16,486	268,227	46,905	711,084
Shares Redeemed	(192,290)	(3,197,956)	(273,623)	(4,261,223)

Net Increase (Decrease)	(99,851)	(1,673,277)	(49,545)	(802,123)

Class R4
Shares Sold	124,104	$2,096,722	161,482	$2,531,111
Shares Issued for Reinvested Dividends	16,176	267,868	50,007	769,092
Shares Redeemed	(149,407)	(2,527,098)	(358,311)	(5,595,671)

Net Increase (Decrease)	(9,127)	(162,508)	(146,822)	(2,295,468)

Class R5
Shares Sold	105,272	$1,798,408	442,137	$6,996,338
Shares Issued for Reinvested Dividends	11,409	191,481	30,139	469,074
Shares Redeemed	(281,733)	(4,803,813)	(448,120)	(7,330,484)

Net Increase (Decrease)	(165,052)	(2,813,924)	24,156	134,928

Class Y
Shares Sold	348,742	$6,063,658	908,779	$14,411,608
Shares Issued for Reinvested Dividends	41,401	697,132	344,028	5,370,790
Shares Redeemed	(1,348,747)	(22,829,991)	(4,881,032)	(77,562,637)

Net Increase (Decrease)	(958,604)	(16,069,201)	(3,628,225)	(57,780,239)

Class F(2)
Shares Sold	6,696,887	$106,408,840	17,748,783	$264,648,905
Shares Issued for Reinvested Dividends	441,070	6,902,315	—	—
Shares Redeemed	(5,066,647)	(81,143,838)	(2,602,305)	(39,328,617)

Net Increase (Decrease)	2,071,310	32,167,317	15,146,478	225,320,288

Total Net Increase (Decrease)	155,377	$3,929,478	8,896,373	$127,534,824

Quality Value Fund
Class A
Shares Sold	505,087	$10,381,769	740,990	$14,477,157
Shares Issued for Reinvested Dividends	401,915	8,210,264	147,708	2,849,514
Shares Redeemed	(1,478,660)	(30,431,153)	(2,564,249)	(50,412,115)
Shares converted (from) Class B into Class A	—	—	11,584	226,808

Net Increase (Decrease)	(571,658)	(11,839,120)	(1,663,967)	(32,858,636)

121

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount

Quality Value Fund – (continued)
Class B(1)
Shares Sold	—	$—	199	$3,376
Shares Issued for Reinvested Dividends	—	—	315	5,331
Shares Redeemed	—	—	(31,546)	(541,218)
Shares converted (from) Class B into Class A	—	—	(13,222)	(226,808)

Net Increase (Decrease)	—	—	(44,254)	(759,319)

Class C
Shares Sold	54,734	$966,801	100,952	$1,707,157
Shares Issued for Reinvested Dividends	50,041	876,084	13,295	222,182
Shares Redeemed	(723,415)	(12,761,532)	(396,747)	(6,787,375)

Net Increase (Decrease)	(618,640)	(10,918,647)	(282,500)	(4,858,036)

Class I
Shares Sold	119,419	$2,435,718	849,351	$16,387,611
Shares Issued for Reinvested Dividends	28,248	569,900	17,965	341,942
Shares Redeemed	(260,204)	(5,290,718)	(1,177,438)	(22,883,629)

Net Increase (Decrease)	(112,537)	(2,285,100)	(310,122)	(6,154,076)

Class R3
Shares Sold	7,767	$161,342	20,088	$395,021
Shares Issued for Reinvested Dividends	2,430	50,174	1,578	30,815
Shares Redeemed	(27,123)	(563,901)	(105,280)	(2,092,530)

Net Increase (Decrease)	(16,926)	(352,385)	(83,614)	(1,666,694)

Class R4
Shares Sold	58,437	$1,239,154	84,984	$1,703,670
Shares Issued for Reinvested Dividends	14,925	312,076	5,048	99,579
Shares Redeemed	(140,160)	(2,976,078)	(205,285)	(4,198,871)

Net Increase (Decrease)	(66,798)	(1,424,848)	(115,253)	(2,395,622)

Class R5
Shares Sold	24,598	$514,350	3,417	$68,429
Shares Issued for Reinvested Dividends	1,109	23,373	1,824	36,215
Shares Redeemed	(24,077)	(525,126)	(92,022)	(1,870,015)

Net Increase (Decrease)	1,630	12,597	(86,781)	(1,765,371)

Class R6(3)
Shares Sold	476	$10,000	—	$—

Net Increase (Decrease)	476	10,000	—	—

Class Y
Shares Sold	30,977	$668,736	23,452	$478,821
Shares Issued for Reinvested Dividends	2,536	53,600	872	17,344
Shares Redeemed	(54,129)	(1,132,320)	(20,279)	(418,554)

Net Increase (Decrease)	(20,616)	(409,984)	4,045	77,611

Class F(2)
Shares Sold	4,026,210	$82,806,066	637,440	$12,493,812
Shares Issued for Reinvested Dividends	113,052	2,280,455	—	—
Shares Redeemed	(264,077)	(5,415,483)	(43,736)	(870,521)

Net Increase (Decrease)	3,875,185	79,671,038	593,704	11,623,291

Total Net Increase (Decrease)	2,470,116	$52,463,551	(1,988,742)	$(38,756,852)

Small Cap Core Fund
Class A
Shares Sold	501,586	$7,095,178	603,467	$7,986,312
Shares Issued for Reinvested Dividends	167,649	2,291,007	31,473	413,874
Shares Redeemed	(584,728)	(8,306,972)	(904,594)	(11,990,349)
Shares converted (from) Class B into Class A	—	—	24,211	320,549

Net Increase (Decrease)	84,507	1,079,213	(245,443)	(3,269,614)

Class B(1)
Shares Sold	—	$—	1,728	$21,326
Shares Redeemed	—	—	(50,117)	(613,352)
Shares converted (from) Class B into Class A	—	—	(26,012)	(320,549)

Net Increase (Decrease)	—	—	(74,401)	(912,575)

122

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount

Small Cap Core Fund – (continued)
Class C
Shares Sold	65,529	$865,667	155,494	$1,884,290
Shares Issued for Reinvested Dividends	40,074	497,721	1,705	20,614
Shares Redeemed	(442,129)	(5,637,431)	(282,619)	(3,440,589)

Net Increase (Decrease)	(336,526)	(4,274,043)	(125,420)	(1,535,685)

Class I
Shares Sold	114,901	$1,655,287	209,790	$2,773,800
Shares Issued for Reinvested Dividends	10,068	137,932	2,520	33,089
Shares Redeemed	(78,404)	(1,122,083)	(207,226)	(2,719,085)

Net Increase (Decrease)	46,565	671,136	5,084	87,804

Class R3
Shares Sold	21,367	$312,233	38,613	$522,043
Shares Issued for Reinvested Dividends	1,103	15,477	332	4,489
Shares Redeemed	(34,579)	(501,272)	(50,928)	(696,323)

Net Increase (Decrease)	(12,109)	(173,562)	(11,983)	(169,791)

Class R4
Shares Sold	900	$13,135	5,133	$69,769
Shares Issued for Reinvested Dividends	114	1,619	31	424
Shares Redeemed	(5,359)	(80,859)	(19,791)	(270,731)

Net Increase (Decrease)	(4,345)	(66,105)	(14,627)	(200,538)

Class R5
Shares Issued for Reinvested Dividends	144	$2,044	40	$538
Shares Redeemed	(649)	(9,287)	(722)	(9,853)

Net Increase (Decrease)	(505)	(7,243)	(682)	(9,315)

Class R6(3)
Shares Sold	715	$10,000	—	$—

Net Increase (Decrease)	715	10,000	—	—

Class Y
Shares Sold	3,238	$47,858	21,281	$291,830
Shares Issued for Reinvested Dividends	4,305	61,224	90,273	1,227,713
Shares Redeemed	(46,582)	(673,505)	(9,199,056)	(124,660,345)

Net Increase (Decrease)	(39,039)	(564,423)	(9,087,502)	(123,140,802)

Class F(2)
Shares Sold	58,899	$834,996	7,809,069	$102,078,229
Shares Issued for Reinvested Dividends	301,115	4,128,469	—	—
Shares Redeemed	(3,698,310)	(52,129,544)	(1,686,931)	(22,569,363)

Net Increase (Decrease)	(3,338,296)	(47,166,079)	6,122,138	79,508,866

Total Net Increase (Decrease)	(3,599,033)	$(50,491,106)	(3,432,836)	$(49,641,650)

Small Cap Growth Fund
Class A
Shares Sold	211,044	$12,246,181	100,620	$5,180,193
Shares Issued for Reinvested Dividends	181,627	10,053,030	26,841	1,327,268
Shares Redeemed	(478,877)	(28,211,959)	(804,016)	(41,597,654)
Shares converted (from) Class B into Class A	—	—	7,156	367,725

Net Increase (Decrease)	(86,206)	(5,912,748)	(669,399)	(34,722,468)

Class B(1)
Shares Issued for Reinvested Dividends	—	$—	122	$4,725
Shares Redeemed	—	—	(8,259)	(333,556)
Shares converted (from) Class B into Class A	—	—	(9,147)	(367,725)

Net Increase (Decrease)	—	—	(17,284)	(696,556)

Class C
Shares Sold	18,189	$821,537	27,810	$1,120,166
Shares Issued for Reinvested Dividends	50,584	2,132,627	7,807	300,558
Shares Redeemed	(338,387)	(14,918,173)	(297,822)	(11,918,718)

Net Increase (Decrease)	(269,614)	(11,964,009)	(262,205)	(10,497,994)

Class I
Shares Sold	1,423,742	$86,221,035	5,453,731	$299,210,797
Shares Issued for Reinvested Dividends	342,617	19,573,702	16,891	858,892
Shares Redeemed	(4,791,619)	(295,297,396)	(1,193,851)	(63,798,790)

Net Increase (Decrease)	(3,025,260)	(189,502,659)	4,276,771	236,270,899

123

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount

Small Cap Growth Fund – (continued)
Class R3
Shares Sold	59,892	$3,502,644	58,580	$3,036,375
Shares Issued for Reinvested Dividends	9,890	543,634	1,359	66,948
Shares Redeemed	(81,883)	(4,842,381)	(92,422)	(4,735,061)

Net Increase (Decrease)	(12,101)	(796,103)	(32,483)	(1,631,738)

Class R4
Shares Sold	364,952	$22,208,659	313,584	$16,719,576
Shares Issued for Reinvested Dividends	47,349	2,704,153	6,795	346,216
Shares Redeemed	(493,751)	(30,080,314)	(470,437)	(25,234,337)

Net Increase (Decrease)	(81,450)	(5,167,502)	(150,058)	(8,168,545)

Class R5
Shares Sold	347,713	$21,980,130	447,938	$24,812,770
Shares Issued for Reinvested Dividends	76,411	4,542,635	11,272	594,913
Shares Redeemed	(767,974)	(48,541,480)	(670,155)	(36,975,735)

Net Increase (Decrease)	(343,850)	(22,018,715)	(210,945)	(11,568,052)

Class R6
Shares Sold	686,094	$43,112,203	106,553	$6,160,560
Shares Issued for Reinvested Dividends	8,749	525,615	490	26,101
Shares Redeemed	(130,097)	(8,374,078)	(20,716)	(1,157,686)

Net Increase (Decrease)	564,746	35,263,740	86,327	5,028,975

Class Y
Shares Sold	1,232,771	$79,909,898	2,205,196	$126,004,854
Shares Issued for Reinvested Dividends	270,638	16,276,162	33,845	1,804,980
Shares Redeemed	(1,530,091)	(96,766,636)	(2,314,871)	(128,364,257)

Net Increase (Decrease)	(26,682)	(580,576)	(75,830)	(554,423)

Class F(2)
Shares Sold	169,138	$10,226,392	1,204,782	$64,154,318
Shares Issued for Reinvested Dividends	32,992	1,887,827	—	—
Shares Redeemed	(167,224)	(10,322,892)	(402,000)	(22,598,067)

Net Increase (Decrease)	34,906	1,791,327	802,782	41,556,251

Total Net Increase (Decrease)	(3,245,511)	$(198,887,245)	3,747,676	$215,016,349

Small Company Fund
Class A
Shares Sold	2,270,419	$52,377,812	1,966,446	$35,474,634
Shares Redeemed	(1,882,550)	(42,324,435)	(6,261,787)	(110,500,761)
Shares converted (from) Class B into Class A	—	—	16,712	298,785

Net Increase (Decrease)	387,869	10,053,377	(4,278,629)	(74,727,342)

Class B(1)
Shares Sold	—	$—	447	$5,791
Shares Redeemed	—	—	(51,933)	(683,587)
Shares converted (from) Class B into Class A	—	—	(22,710)	(298,785)

Net Increase (Decrease)	—	—	(74,196)	(976,581)

Class C
Shares Sold	161,175	$2,756,489	140,709	$1,850,290
Shares Redeemed	(1,216,758)	(20,246,713)	(562,765)	(7,472,545)

Net Increase (Decrease)	(1,055,583)	(17,490,224)	(422,056)	(5,622,255)

Class I
Shares Sold	281,342	$6,659,139	3,320,787	$61,901,911
Shares Redeemed	(374,450)	(8,896,291)	(4,551,187)	(87,638,838)

Net Increase (Decrease)	(93,108)	(2,237,152)	(1,230,400)	(25,736,927)

Class R3
Shares Sold	110,367	$2,749,385	160,921	$3,168,983
Shares Redeemed	(514,678)	(12,245,254)	(811,923)	(16,507,208)

Net Increase (Decrease)	(404,311)	(9,495,869)	(651,002)	(13,338,225)

Class R4
Shares Sold	121,401	$3,118,999	204,560	$4,233,718
Shares Redeemed	(513,859)	(13,147,683)	(762,765)	(16,070,712)

Net Increase (Decrease)	(392,458)	(10,028,684)	(558,205)	(11,836,994)

124

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount

Small Company Fund – (continued)
Class R5
Shares Sold	47,038	$1,261,080	54,051	$1,152,007
Shares Redeemed	(80,902)	(2,111,795)	(202,264)	(4,423,749)

Net Increase (Decrease)	(33,864)	(850,715)	(148,213)	(3,271,742)

Class R6
Shares Sold	3,290	$101,310	2,693	$62,566
Shares Redeemed	(1,132)	(30,923)	(6)	(150)

Net Increase (Decrease)	2,158	70,387	2,687	62,416

Class Y
Shares Sold	239,418	$6,832,724	234,876	$5,126,932
Shares Redeemed	(271,716)	(7,590,782)	(4,088,378)	(89,018,580)

Net Increase (Decrease)	(32,298)	(758,058)	(3,853,502)	(83,891,648)

Class F(2)
Shares Sold	2,020,773	$47,724,426	3,973,412	$77,874,954
Shares Redeemed	(922,181)	(22,313,407)	(130,794)	(2,675,069)

Net Increase (Decrease)	1,098,592	25,411,019	3,842,618	75,199,885

Total Net Increase (Decrease)	(523,003)	$(5,325,919)	(7,370,898)	$(144,139,413)

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.
(3)	Inception date of class was February 28, 2018.

12.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $400 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During and as of the year ended October 31, 2018, none of the Funds had borrowings under this facility.

13.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of the Funds’ early adoption of these provisions was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

125

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

October 31, 2018

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the year ended October 31, 2018, events and transactions subsequent to October 31, 2018, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. The following subsequent event requiring financial statement disclosure has been identified.

Effective November 1, 2018, the Small Cap Core Fund changed its name (now known as Hartford Small Cap Value Fund), principal investment strategy, portfolio manager and benchmark. The information in this report is as of October 31, 2018 and therefore, does not reflect any of these changes. For more information, please see the Small Cap Core Fund’s most recent prospectus.

126

Report of Independent Registered Public Accounting Firm

To the Shareholders of

The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Growth Opportunities Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Quality Value Fund, Hartford Small Cap Core Fund, The Hartford Small Cap Growth Fund, The Hartford Small Company Fund and the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Small Cap Core Fund and The Hartford Small Company Fund (nine of the funds constituting The Hartford Mutual Funds, Inc.), and The Hartford Growth Opportunities Fund, Hartford Quality Value Fund and The Hartford Small Cap Growth Fund (three of the funds constituting The Hartford Mutual Funds II, Inc.) (all funds listed above collectively referred to as the “Funds”) (The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. collectively referred to as the “Companies”), including the schedules of investments, as of October 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (nine of the funds constituting The Hartford Mutual Funds, Inc. and three of the funds constituting The Hartford Mutual Funds II, Inc.) at October 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Companies’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Companies in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Companies are not required to have, nor were we engaged to perform, audits of the Companies’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Companies’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Hartford investment companies since 2002.

Philadelphia, Pennsylvania

December 28, 2018

127

Hartford Domestic Equity Funds

Directors and Officers (Unaudited)

Each of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a, “Company”) is governed by a Board of Directors (the “Directors”). The following tables present certain information regarding the Directors and officers of each Company as of October 31, 2018. For more information regarding the Directors and officers, please refer to the Statement of Additional Information, which is available, without charge, upon request by calling 1-888-843-7824.

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR
NON-INTERESTED DIRECTORS

HILARY E. ACKERMANN (1956)	Director	Since 2014	Ms. Ackermann served as Chief Risk Officer at Goldman Sachs Bank USA from October 2008 to November 2011. Ms. Ackermann has served as a Director of Vistra Energy Corporation, formerly known as Dynegy, Inc. (an independent power company) since October 2012 and as a Director of Credit Suisse Holdings (USA), Inc. since January 2017.	83	None

ROBIN C. BEERY (1967)	Director	Since 2017	Ms. Beery has served as a consultant to ArrowMark Partners (an alternative asset manager) since March of 2015 and since November 2018 has been employed by ArrowMark Partners as a Senior Advisor. Previously, she was Executive Vice President, Head of Distribution, for Janus Capital Group, and Chief Executive Officer and President of the Janus Mutual Funds (a global asset manager) from September 2009 to August 2014.	83	Ms. Beery serves as a Director of UMB Financial Corporation (January 2015 to present).

LYNN S. BIRDSONG (1946)	Director	Since 2003	Mr. Birdsong currently serves as a Director of Aberdeen Global and Aberdeen Global II (investment funds) (since September 2014), Aberdeen Islamic SICAV and Aberdeen Liquidity Fund (investment funds) (since 2016), and Aberdeen Alpha Fund (since December 2017). Mr. Birdsong served as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to February 2015) and as a Director of the Sovereign High Yield Investment Company (April 2010 to June 2014). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.	83	None

CHRISTINE R. DETRICK (1958)	Director	Since 2016	Ms. Detrick has served as a Director of Reinsurance Group of America since January 2014. Previously, she was a director of Forest City Realty Trust (a real estate company) from November 2014 to March 2018, a Director of Forethought Financial Group, Inc. (a financial services company) from January 2012 to January 2014, and a Senior Partner/Advisor at Bain & Company (a management consulting firm) from September 2002 to December 2012.	83	None

DUANE E. HILL (1945)	Director	Since 2001(4) Since 2002(5)	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.	83	None

128

Hartford Domestic Equity Funds

Directors and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR

WILLIAM P. JOHNSTON (1944)	Director and Chairman of the Board	Director since 2005 and Chairman of the Board since 2015	In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served until June 2013. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. and served until July 2018. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director until August 2010. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.	83	None

PHILLIP O. PETERSON (1944)	Director	Since 2002(4) Since 2000(5)	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. From February 2007 to February 2018, Mr. Peterson served as a member of the Board of Trustees of the William Blair Funds. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.	83	None

LEMMA W. SENBET (1946)	Director	Since 2005	Dr. Senbet currently serves as the William E. Mayer Chair Professor of Finance, and previously was the Founding Director, Center for Financial Policy, in the Robert H. Smith School of Business at the University of Maryland. He was chair of the Finance Department Robert H. Smith School of Business at the University of Maryland from 1998 to 2006. In June 2013, he began a sabbatical from the University to serve as Executive Director of the African Economic Research Consortium which focuses on economic policy research and training, which he completed in 2018. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.	83	None

DAVID SUNG (1953)	Director	Since 2017	Mr. Sung has served as a Director of Nippon Wealth Bank since April 2015 and CITIC-Prudential Fund Management Company, Inc. since January 2016. Mr. Sung is an Independent Director of seven investment funds, including two closed-end registered investment companies, sponsored by Ironwood Capital Management. Previously, he was a Partner at Ernst & Young LLP from October 1995 to July 2014.	83	Mr. Sung serves as a Trustee of Ironwood Institutional Multi-Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present) (2 portfolios).

129

Hartford Domestic Equity Funds

Directors and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR

OFFICERS AND INTERESTED DIRECTORS

JAMES E. DAVEY(6) (1964)	Director, President and Chief Executive Officer	President and Chief Executive Officer since 2010; Director since 2012	Mr. Davey serves as Executive Vice President of The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager, and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as President, Manager, Chairman of the Board, and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”), and Director, Chairman, President, and Senior Managing Director for Hartford Funds Management Group, Inc. (“HFMG”). Mr. Davey also serves as Manager, Chairman of the Board, and President of Lattice Strategies LLC (since July 2016). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.	83	None

ANDREW S. DECKER (1963)	AML Compliance Officer	Since 2015	Mr. Decker serves as Chief Compliance Officer and AML Compliance Officer of HASCO (since April 2015) and Vice President of HASCO (since April 2018). Mr. Decker serves as AML Officer of HFD (since May 2015). Mr. Decker also serves as Vice President of HFMG (since April 2018). Prior to joining The Hartford, Mr. Decker served as Vice President and AML Officer at Janney Montgomery Scott (a broker dealer) from April 2011 to January 2015. Mr. Decker served as AML Compliance and Sanctions Enforcement Officer at SEI Investments from December 2007 to April 2011.	N/A	N/A

AMY N. FURLONG (1979)	Vice President and Treasurer	Since 2018	Ms. Furlong has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Furlong joined The Hartford in 2004. Prior to joining The Hartford, Ms. Furlong worked at KPMG LLP in audit services.	N/A	N/A

WALTER F. GARGER (1965)	Vice President and Chief Legal Officer	Since 2016	Mr. Garger serves as Secretary, Managing Director and General Counsel of HFD, HASCO, HFMC and HFMG (since 2013). Mr. Garger also serves as Secretary and General Counsel of Lattice Strategies LLC (since July 2016). Mr. Garger has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Garger joined The Hartford in 1995.	N/A	N/A

ALBERT Y. LEE (1979)	Vice President and Assistant Treasurer	Since 2017

Mr. Lee serves as Head of Systemic Strategies and ETF Operations and Senior Vice President of HFMG (since July 2016). Mr. Lee also serves as Senior Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lee served as Managing Director and Chief Operating Officer, Lattice Strategies LLC

(2009 – 2016); Chief Operating Officer at Avicenna Capital Management (2007 – 2009); and Chief Financial Officer at Steeple Capital LP (2005 – 2007).

				N/A	N/A

THEODORE J. LUCAS (1966)	Vice President	Since 2017	Mr. Lucas serves as Executive Vice President of HFMG (since July 2016) and as Executive Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lucas served as Managing Partner of Lattice Strategies LLC (2003 to 2016).	N/A	N/A

130

Hartford Domestic Equity Funds

Directors and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR

JOSEPH G. MELCHER (1973)	Vice President and Chief Compliance Officer	Since 2013	Mr. Melcher serves as President (since April 2018), Chief Executive Officer (since April 2018) and Executive Vice President (since December 2013) of HFD. He also serves as Executive Vice President of HFMG and HASCO (since December 2013). Mr. Melcher also serves as Executive Vice President (since December 2013) and Chief Compliance Officer (since December 2012) of HFMC. Mr. Melcher also serves as Executive Vice President and Chief Compliance Officer of Lattice Strategies, LLC (since July 2016). Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.	N/A	N/A

VERNON J. MEYER (1964)	Vice President	Since 2006	Mr. Meyer serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG (since 2013). Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.	N/A	N/A

ALICE A. PELLEGRINO (1960)	Vice President	Since 2016	Ms. Pellegrino serves as Vice President of HFMG (since December 2013). Ms. Pellegrino also serves as Vice President and Assistant Secretary of Lattice Strategies LLC (since June 2017). Ms. Pellegrino is a Senior Counsel and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Pellegrino joined The Hartford in 2007.	N/A	N/A

THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since 2017	Mr. Phillips currently serves as Vice President (since February 2017) and Assistant Secretary (since June 2017) for HFMG. Mr. Phillips is a Senior Counsel for HFMG. Prior to joining HFMG in 2017, Mr. Phillips was a Director and Chief Legal Officer of Saturna Capital Corporation from 2014 – 2016. Prior to that, Mr. Phillips was a Partner and Deputy General Counsel of Lord, Abbett & Co. LLC.	N/A	N/A

LAURA S. QUADE (1969)	Vice President	Since 2012	Ms. Quade currently serves as Vice President of HASCO and is the Head of Operations of HASCO. Ms. Quade also serves as Vice President of HFD and HFMG (since December 2013). From February 2018 to May 14, 2018, Ms. Quade served as Treasurer of each Company. Formerly, Ms. Quade served as Director, Enterprise Operations of Hartford Life Insurance Company from April 2012 through December 2013. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Quade joined The Hartford in 2001.	N/A	N/A

(1)	The address for each officer and Director is c/o Hartford Funds 690 Lee Road, Wayne, PA 19087.
(2)

Each Director holds an indefinite term until the earlier of (i) the election and qualification of his or her successor or (ii) when the Director turns 75 years of age. Each officer shall serve until his or her successor is elected and qualifies.

(3)

The portfolios of the “Fund Complex” are series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Master Fund, Lattice Strategies Trust, Hartford Funds Exchange-Traded Trust, and Hartford Funds NextShares Trust.

(4)	For The Hartford Mutual Funds, Inc.
(5)	For The Hartford Mutual Funds II, Inc.
(6)	“Interested person,” as defined in the 1940 Act, of each Company because of the person’s affiliation with, or equity ownership of, HFMC, HFD or affiliated companies.

131

Hartford Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

132

Hartford Domestic Equity Funds

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

The Hartford Capital Appreciation Fund

Hartford Core Equity Fund

The Hartford Dividend and Growth Fund

The Hartford Equity Income Fund

The Hartford Growth Opportunities Fund

The Hartford Healthcare Fund

The Hartford MidCap Fund

The Hartford MidCap Value Fund

Hartford Quality Value Fund

Hartford Small Cap Core Fund (Effective November 1, 2018, the Fund’s name changed to Hartford Small Cap Value Fund.)

The Hartford Small Cap Growth Fund

The Hartford Small Company Fund

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At their meeting held on August 7-8, 2018, the Boards of Directors (collectively, the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”) and The Hartford Mutual Funds II, Inc. (“HMF II”), including each of the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement (the “Management Agreement”) by and between HMF and HMF II, on behalf of each of their respective funds listed above (each a “Fund” and collectively, the “Funds”) except for The Hartford Healthcare Fund and The Hartford Small Company Fund, and Hartford Funds Management Company, LLC (“HFMC”); (ii) the continuation of a separate investment management agreement by and between HMF, on behalf of The Hartford Healthcare Fund and The Hartford Small Company Fund, and HFMC (the “2013 Investment Management Agreement” and collectively with the Management Agreement, the “Management Agreements”); and (iii) the continuation of investment sub-advisory agreements (each, a “Sub-Advisory Agreement” and collectively with the Management Agreements, the “Agreements”) between HFMC and each Fund’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”), on behalf of each of HMF and HMF II, as applicable.

In the months preceding the August 7-8, 2018 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the approval of the Agreements that was presented at the Board’s meetings held on June 19-20, 2018 and August 7-8, 2018. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The Board also considered the materials and in-person presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 19-20, 2018 and August 7-8, 2018 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, transfer agency and other non-management fees, overall expense ratios and investment performance compared to those of comparable mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consultant (the “Consultant”) to assist them in evaluating each Fund’s management fees, transfer agency and other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability methodologies utilized by HFMC in connection with the continuation of the Management Agreements.

In determining whether to continue the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Funds. The Independent Directors were also separately assisted by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified

133

Hartford Domestic Equity Funds

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford Funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford Funds.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information about each Adviser’s compliance policies and procedures, compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, and, in particular, the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act, as well as the efforts of the Advisers to combat cybersecurity risks and invest in business continuity planning.

With respect to HFMC, the Board noted that, under the Management Agreements, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of administrative and investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC and not delegated to or assumed by the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Hartford Funds’ portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or investment strategies of the Hartford Funds when warranted. The Board considered HFMC’s periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and approach to risk management with respect to the Funds and the service providers to the Funds. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Funds’ investments and those of other funds or accounts managed by the Funds’ portfolio management personnel.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford Funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.

With respect to the Sub-adviser, which provides certain day-to-day portfolio management services for the Funds, subject to oversight by HFMC, the Board considered, among other things, the quality of the Sub-adviser’s investment personnel, its investment philosophy and process, its investment research capabilities and resources, its performance record, its trade execution capabilities and its experience. The Board considered the experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and the Sub-adviser’s method for compensating the portfolio manager(s).

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds, including, with respect to certain share classes, the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds in the family, and the ability to combine holdings in a Fund with holdings in other funds to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford Funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring new funds to expand these opportunities for shareholders.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and the Sub-adviser.

Performance of each Fund and the Advisers

The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group (if available), various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the Agreements. The Board also considered the analysis provided by the Consultant relating to each Fund’s performance track record.

134

Hartford Domestic Equity Funds

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Funds.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees would be paid by HFMC and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements.

The Board considered the Consultant’s review of the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreements, including a description of the methodology used to allocate certain expenses. The Board noted the Consultant’s view that HFMC’s process for calculating and reporting Fund profitability is reasonable and consistent with the process previously reviewed by the Consultant. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and consistent with common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Funds would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered the comparative information that had been provided at meetings on June 19-20, 2018 and August 7-8, 2018 with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and overall expense ratios relative to an appropriate group of funds selected by Broadridge, in consultation with the Consultant. For details regarding each Fund’s expenses, see the Fund-by-Fund synopsis below.

While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to each Fund’s fees and total operating expenses.

The Board noted that HFMC had no other clients with investment strategies similar to those of the Funds. The Board received information regarding fees charged by the Sub-adviser to any other clients with investment strategies similar to those of the Funds, including institutional separate account clients and registered fund clients for which the Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered any differences between the Sub-adviser’s services to the Funds and the services it provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.

Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates and pricing the Funds to scale at inception are other means of sharing potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses, which has resulted in benefits being realized by shareholders as assets within the Hartford Funds have grown over time, including through lower operating expenses. The Board also noted that, for the Hartford Small Cap Core Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale.

135

Hartford Domestic Equity Funds

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board reviewed and evaluated materials from Broadridge and the Consultant showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Broadridge, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in each Fund’s assets and the appropriateness of additional breakpoints or other methods to share benefits from economies of scale.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.

The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on profits to HFMC for such services. The Board also considered that each Fund pays a transfer agency fee to Hartford Administrative Services Company (“HASCO”), an affiliate of HFMC, based on a fee structure approved by the Board at its August 2017 meeting and implemented at the commencement of the fiscal year on November 1, 2017. The Board noted that, under this fee structure, the Funds pay HASCO a fee equal to the lesser of: (i) the actual costs incurred by HASCO in connection with the provisions of transfer agency services, including payments made to sub-transfer agents, plus a reasonable target profit margin; or (ii) a specified amount as set forth in the Transfer Agency and Service Agreement by and between HMF and HMF II, on behalf of their respective Funds, and HASCO. The Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Funds were fair and reasonable based on publicly available information. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. As principal underwriter, HFD receives distribution and service fees from the Funds and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares.

The Board considered the benefits, if any, to the Sub-adviser from any use of a Fund’s brokerage commissions to obtain soft dollar research.

Fund-by-Fund Factors

For purposes of the Fund-by-Fund discussion below, Fund performance is referred to as “in line with” a Fund’s benchmark where it was 0.5% above or below the benchmark return, and each Fund’s performance relative to its benchmark reflects the Fund’s gross performance.

The Hartford Capital Appreciation Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period, below its benchmark for the 3-year period and in line with its benchmark for the 5-year period. The Board noted that certain changes had recently been made to the Fund’s principal investment strategy. The Board also noted upcoming changes to the Fund’s portfolio management team.

•

The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 2nd quintile.

Hartford Core Equity Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1- and 5-year periods and the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1- and 5-year periods and in line with its benchmark for the 3-year period.

•	The Board noted that the Fund’s contractual management fee, its actual management fee and its total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile of its expense group.

The Hartford Dividend and Growth Fund

•

The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and the 1st quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1- and 5-year periods and in line with its benchmark for the 3-year period.

136

Hartford Domestic Equity Funds

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

•	The Board noted that the Fund’s contractual management fee, actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 3rd quintile of its expense group.

The Hartford Equity Income Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods. The Board noted upcoming changes to the Fund’s portfolio management team.

•	The Board noted that the Fund’s contractual management fee, actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 3rd quintile of its expense group.

The Hartford Growth Opportunities Fund

•

The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1- and 3-year periods and the 1st quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1- and 5-year periods and in line with its benchmark for the 3-year period.

•	The Board noted that the Fund’s contractual management fee, actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 4th quintile of its expense group.

The Hartford Healthcare Fund

•

The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1- and 5-year periods and the 1st quintile for the 3-year period The Board also noted that the Fund’s performance was below its benchmark for the 1-year period, in line with its benchmark for the 3-year period and above its benchmark for the 5-year period.

•	The Board noted that the Fund’s contractual management fee, actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 3rd quintile of its expense group.

The Hartford MidCap Fund

•

The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and the 1st quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods.

•

The Board noted that the Fund’s contractual management fee and actual management fee were in the 3rd quintile of its expense group, while its total expenses (less 12b-1 and shareholder service fees) were in the 2nd quintile. The Board noted that Class I Shares of the Fund have a contractual transfer agency fee cap of 0.12%, which resulted in HASCO reimbursing the Fund for certain expenses.

The Hartford MidCap Value Fund

•

The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1- and 5-year periods and below its benchmark for the 3-year period. The Board noted upcoming changes to the Fund’s portfolio management team.

•

The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 3rd quintile.

Hartford Quality Value Fund

•

The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1- and 5-year periods and the 4th quintile for the 3-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team. The Board also noted that certain changes had recently been made to the Fund’s investment objective and principal investment strategy.

•

The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 2nd quintile. In considering the Fund’s expenses, the Board noted the shareholder savings expected to result from a permanent fee reduction implemented in 2017. The Board noted that Class A Shares of the Fund have a contractual expense cap of 1.05%, which resulted in HFMC reimbursing the Fund for certain expenses. In considering the Fund’s expenses, the Board noted the shareholder savings expected to result from a permanent fee reduction, which will be implemented on September 1, 2018.

137

Hartford Domestic Equity Funds

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Small Cap Core Fund

•

The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and the 5th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted upcoming changes to the Fund’s portfolio management team and principal investment strategy.

•

The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 2nd quintile. The Board noted that Class A Shares of the Fund have a contractual expense cap of 1.30%, which resulted in HFMC reimbursing the Fund for certain expenses. In considering the Fund’s expenses, the Board noted the shareholder savings expected to result from a permanent fee reduction, which will be implemented on September 1, 2018.

The Hartford Small Cap Growth Fund

•

The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1- and 3-year periods and the 3rd quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period, in line with its benchmark for the 3-year period and above its benchmark for the 5-year period. The Board noted upcoming changes to the Fund’s portfolio management team and principal investment strategy.

•

The Board noted that the Fund’s contractual management fee and actual management fee were in the 2nd quintile of its expense group, while its total expenses (less 12b-1 and shareholder service fees) were in the 3rd quintile.

The Hartford Small Company Fund

•

The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and the 5th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period and below its benchmark for the 3- and 5-year periods. The Board noted recent and upcoming changes to the Fund’s portfolio management team.

•

The Board noted that the Fund’s contractual management fee and actual management fee were in the 2nd quintile of its expense group, while its total expenses (less 12b-1 and shareholder service fees) were in the 3rd quintile. The Board noted that Class A Shares of the Fund have a contractual expense cap of 1.40%.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

138

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes: a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.

MFAR-DE18    12/18    208761    Printed in U.S.A.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Funds. The following is the Funds’ Annual Report, covering the period from November 1, 2017 through October 31, 2018.

Market Review

Despite a volatile year, during the 12 months ended October 31, 2018, U.S. stocks,

as measured by the S&P 500 Index,1 saw positive returns. During this period, the S&P 500 Index had a 7.35% return.

As of the end of September 2018, there were more than 35 days in 2018 when the S&P 500 Index closed 1% higher or lower than the previous day, which is more than triple the number of 1% swings experienced in all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have all contributed to the return of market volatility.

Throughout 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases. At the end of October 2018, short-term rates ranged from 2% to 2.25%. At the time of this writing, expectations were for a continued gradual increase through the end of this calendar year and into next. Central banks overseas are also beginning to unwind their accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. For example, protectionist U.S. trade policies have sparked concern and uncertainty among some investors.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford Schroders Funds

The views expressed in each Fund’s Manager Discussion contained in the Fund Overview section are views of that Fund’s sub-adviser or secondary sub-adviser, as applicable, and portfolio management team through the end of the period and are subject to change based on market and other conditions. Each Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Schroders Emerging Markets Equity Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 3/31/2006 Sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	-12.79%	1.11%	7.92%
Class A2	-17.56%	-0.03%	7.31%
Class C1	-13.44%	0.98%	7.95%
Class C2	-14.30%	0.98%	7.95%
Class I1	-12.66%	1.35%	8.15%
Class R3[1]	-12.99%	1.22%	8.07%
Class R4[1]	-12.88%	1.24%	8.09%
Class R5[1]	-12.56%	1.38%	8.16%
Class Y1	-12.48%	1.43%	8.18%
Class F1	-12.48%	1.39%	8.17%
Class SDR[1]	-12.46%	1.47%	8.21%
MSCI Emerging Markets Index (Net)	-12.52%	0.78%	7.84%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares,

respectively, of the Schroder Emerging Market Equity Fund (the “Predecessor Fund”). Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/30/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across emerging market countries.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.50%	1.50%
Class C	2.26%	2.26%
Class I	1.23%	1.23%
Class R3	1.82%	1.81%
Class R4	1.52%	1.51%
Class R5	1.22%	1.21%
Class Y	1.11%	1.11%
Class F	1.10%	1.10%
Class SDR	1.10%	1.10%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the class’ gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Expenses shown include acquired fund fees and expenses. Please see accompanying Financial Highlights for expense ratios for the year ended October 31, 2018.

2

Hartford Schroders Emerging Markets Equity Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Tom Wilson, CFA

Portfolio Manager

Schroder Investment Management North America Inc.

Robert Davy

Portfolio Manager

Schroder Investment Management North America Inc.

James Gotto

Portfolio Manager

Schroder Investment Management North America Inc.

Waj Hashmi, CFA

Portfolio Manager

Schroder Investment Management North America Inc.

Nicholas Field

Portfolio Manager

Schroder Investment Management North America Inc.

Manager Discussion

How did the Fund perform during the period?

The Class A shares of the Hartford Schroders Emerging Markets Equity Fund returned -12.79%, before sales charge, for the twelve-month period ended October 31, 2018 compared to the Fund’s benchmark, the MSCI Emerging Markets Index (Net) which returned -12.52%. For the same period, Class A shares of the Fund outperformed the -13.05% average return of the Lipper Emerging Markets Funds peer group, a group of funds with investment strategies similar to those of the Fund, during the period.

Why did the Fund perform this way?

Global equities recorded a positive return over the twelve-month period as measured by the MSCI World Index (Net). The U.S. led performance as economic growth accelerated, benefiting from fiscal stimulus. The U.S. Federal Reserve continued to gradually normalise monetary policy, raising its headline rate by a total of 1% to 2.25%. Moving through the period, a revival in the U.S. dollar and escalating U.S.-China trade tensions weighed on emerging markets (EM) equities returns. The MSCI Emerging Markets Index (Net) decreased in value and underperformed the MSCI World Index.

Those markets most susceptible to global liquidity tightening came under pressure, in particular Turkey, which was the weakest country constituent in the MSCI Emerging Markets Index (Net). With inflation above target and continuing to rise, currency weakness forced the central bank into emergency rate rises. Early presidential elections, won by incumbent President Erdogan and a coalition led by his Law and Justice Party, added to uncertainty. Indonesia where government policy saw some deterioration in advance of 2019 elections, and South Africa also underperformed. In South Africa, Cyril Ramaphosa’s inauguration as president was positive. However, against the challenging external environment, the economic recovery proved slower than anticipated.

Chinese equities lost value as economic growth slowed by more than expected to 6.5% year-on-year in the third quarter of 2018. Concerns were exacerbated by escalation in trade tensions with the U.S. which implemented tariffs on a total of $250 billion of Chinese goods. This included a 25% tariff on $50 billion of products, and a 10% tariff on a further $200 billion of goods, which is set to increase to 25% in January 2019. The U.S. also threatened to levy a duty on the remaining $267 billion of goods which China exports to the U.S. There was little progress in bilateral trade negotiations and China responded with tariffs on $110 billion of imports from the U.S. In response to the weaker outlook for economic growth, the authorities announced a range of targeted economic support measures, including a shift to fiscal stimulus and credit easing. South Korea also underperformed as macroeconomic data deteriorated and ongoing global trade concerns were compounded by disappointing corporate earnings results.

By contrast, Russia recorded a positive return as measured by the MSCI Emerging Markets Index (Net) and outperformed, led by Energy names which benefited from a rally in crude oil prices. Qatar was the best-performing country constituent in the MSCI Emerging Markets Index (Net), supported by strong performance from banks.

From a country perspective, the overweight allocations to Russia and Brazil, both of which outperformed, added value. The Russian market recorded a strong return, with oil & gas stocks supporting performance as hydrocarbon prices rallied. Brazil recorded a robust return, despite currency weakness, in what was a volatile period ahead of elections in October. Cash held in a declining market also added value. By contrast, the zero-weights to Malaysia and Qatar, were negative. Both markets outperformed, benefiting from hydrocarbon price strength.

At a stock level, selection in China underpinned excess returns (overweight Sinopec and CNOOC – the equities outperformed on strong earnings growth and positive capital allocation, with high dividend payout; off-benchmark AIA Group; overweight to Shenzhou International Group – the sports clothing manufacturer generated consistent sales and earnings growth on the back of a blue chip customer base). Stock selection was also positive in India (overweight Infosys and Hindustan Unilever). Conversely, stock selection in Taiwan (overweight Hon Hai Precision and Ennoconn), Korea (overweight Amorepacific and Hyundai Motor) and

3

Hartford Schroders Emerging Markets Equity Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Russia (overweight X5 Retail Group – the supermarket operator’s stock fell as lower inflation triggered increased competition) was negative.

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

What is the outlook?

U.S. dollar strength and the U.S.-China trade dispute have been the key headwinds for EM equities and currencies this year. There is the potential that U.S. dollar momentum stalls in 2019, as the U.S. growth differential with Europe moderates. However, the risk of a global growth slowdown now overshadows the outlook somewhat. The U.S. economy is late cycle and the positive impact of fiscal stimulus is set to fade as we move through next year. Eurozone activity indicators continue to ease and political fragilities persist. Meanwhile, balance sheet contraction at major global central banks is set to continue.

Hopes for an agreement, or some form of détente, in the U.S.-China trade dispute have increased ahead of a planned meeting between Presidents Trump and Xi at a G20 summit in November 2018. There is a good deal of scepticism that a deal will be reached this year; the dispute is as much concerned with issues such as technology transfer as it is simple trade volumes. That said, there is a degree of asymmetrical upside risk, given that a prolonged trade war is increasingly becoming the consensus view and the less predictable nature of U.S. policy under President Trump.

Economic growth in China is decelerating, exacerbated by trade tensions. The announcement of new stimulus should be supportive but the magnitude of policy measures is likely to be more modest than in the past. A significant increase in debt would be at odds with the authorities’ long-term objective of reducing financial leverage. Meanwhile, a relatively narrow yield differential relative to the U.S., together with expectations for ongoing U.S. policy tightening in the first half of 2019, and the shrinking current account surplus present further constraints to macroeconomic policy and management.

Aggregate EM valuations are attractive in our view with the MSCI Emerging Markets Index (Net) trading below the long-term average on a price-to-earnings (P/E) and price-to-book basis. On a P/E basis, it trades at a discount of 30% relative to the MSCI World Index. EM currencies have adjusted and the external position of many EM economies is reasonable. Consensus EPS growth for the MSCI Emerging Markets Index (Net) is 14% for this year and close to 12% in 2019. There is potential that earnings expectations for next year are subject to further downward revision, to reflect an environment of weaker economic growth and trade. Nonetheless, the outlook relative to domestic markets (DM) should still improve, as the impact of the one-off cut to U.S. corporate tax and U.S. dollar strength appear set to fade.

Although the medium-term outlook remains clouded by uncertainty over global growth, on a near-term basis there is the potential that we see some relief in EM equities and currencies. We believe EM valuations are attractive. We further believe that an abatement in U.S. dollar strength would likely act as a positive catalyst and the impact of Chinese stimulus should begin to feed through in the coming months.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •The consideration of certain ESG factors may limit the number of investment opportunities available to the Fund, which may lead it to underperform funds that are not subject to such criteria.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	11.1%
Consumer Discretionary	10.8
Consumer Staples	6.5
Energy	13.0
Financials	28.8
Health Care	0.9
Industrials	2.4
Information Technology	17.9
Materials	4.9
Real Estate	0.2
Utilities	0.5

Total	97.0%

Short-Term Investments	3.5
Other Assets & Liabilities	(0.5)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

Composition by Currency

as of October 31, 2018

Description	Percentage of Net Assets
Brazilian Real	3.7%
Chinese Yuan	1.1
Egyptian Pound	0.1
Euro	1.1
Hong Kong Dollar	23.7
Hungarian Forint	2.0
Indian Rupee	5.5
Indonesian Rupiah	0.4
Polish Zloty	2.8
Singapore Dollar	0.1
South African Rand	3.5
South Korean Won	17.4
Taiwanese Dollar	10.6
Thai Baht	2.4
Turkish Lira	0.6
United Arab Emirates Dirham	0.2
United States Dollar	25.3
Other Assets & Liabilities	(0.5)

Total	100.0%

4

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 6/25/2013 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks to provide a return of long-term capital growth and income.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Year	Since Inception[1]
Class A2	-5.34%	2.10%	2.55%
Class A3	-9.60%	1.16%	1.67%
Class C2	-6.27%	1.86%	2.34%
Class C3	-7.15%	1.86%	2.34%
Class I2	-5.22%	2.29%	2.74%
Class R3[2]	-5.43%	2.18%	2.64%
Class R4[2]	-5.25%	2.25%	2.70%
Class R5[2]	-5.23%	2.29%	2.74%
Class Y2	-5.17%	2.32%	2.77%
Class F2	-5.04%	2.32%	2.77%
Class SDR[2]	-5.11%	2.40%	2.84%
33.4% JP Morgan EMBI Global Diversified Index/ 33.3% JP Morgan GBI Emerging Markets Global Diversified Index/33.3% JP Morgan CEMBI Broad Diversified Index	-4.21%	2.01%	2.80%
JP Morgan EMBI Global Diversified Index	-4.39%	4.35%	5.24%
JP Morgan GBI Emerging Markets Global Diversified Index	-6.58%	-2.59%	-1.73%
JP Morgan CEMBI Broad Diversified Index	-1.85%	4.19%	4.78%

[1]	Inception: 6/25/2013
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”), which commenced operations on 6/25/13. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/30/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

33.4% JP Morgan EMBI Global Diversified Index/ 33.3% JP Morgan GBI Emerging Markets Global Diversified Index/ 33.3% JP Morgan CEMBI Broad Diversified Index is calculated by Hartford Funds Management Company, LLC.

JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a uniquely weighted index that tracks total returns for U.S. dollar denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic-currency government bonds to which international investors can gain exposure.

5

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

JP Morgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses or taxes) tracks total returns of U.S. dollar denominated debt instruments issued by corporate entities in Emerging Markets countries.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.17%	1.15%
Class C	2.12%	1.90%
Class I	0.92%	0.90%
Class R3	1.59%	1.45%
Class R4	1.29%	1.15%
Class R5	0.99%	0.85%
Class Y	0.93%	0.80%
Class F	0.87%	0.75%
Class SDR	0.87%	0.75%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the class’ gross expenses. These arrangements remain in effect until 5/31/19 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended October 31, 2018.

Portfolio Managers

Jim Barrineau

Portfolio Manager

Schroder Investment Management North America Inc.

Fernando Grisales, CFA

Portfolio Manager

Schroder Investment Management North America Inc.

Manager Discussion

How did the Fund perform during the period?

The Class A shares of the Hartford Schroders Emerging Markets Multi-Sector Bond Fund returned -5.34%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s blended benchmark, which is comprised of the JP Morgan EMBI Global Diversified Index (33.4%), the JP Morgan GBI Emerging Markets Global Diversified Index (33.3%), and the JP Morgan CEMBI Broad Diversified Index (33.3%), which returned -4.21% for the same period. The JP Morgan EMBI Global Diversified Index, the JP Morgan GBI Emerging Markets Global Diversified Index, and the JP Morgan CEMBI Broad Diversified Index returned -4.39%,-6.58%, and -1.85%, respectively, during the period. For the same period, Class A shares of the Fund also underperformed the -5.00% average return of the Lipper International Emerging Markets Hard Currency Debt peer group, a group of funds with investment strategies similar to those of the Fund, during the period.

Why did the Fund perform this way?

Emerging market debt (“EMD”), as measured by the blended benchmark, provided negative returns for the twelve-month period ended October 31, 2018. EMD had a strong end to 2017, however in 2018 a confluence of factors have contributed to underperformance. Thus far in 2018, many of the positive contributing factors from 2017 have reversed course. Most notably, the U.S. Dollar (USD) strengthened, the U.S. Federal Reserve (Fed) raised rates three times (on pace for four increases in 2018), global growth has desynchronized, and the trade war between the U.S. and China has escalated. All of these factors resulted in the current emerging market (EM) cycle of a strong dollar and declining global liquidity, and as a result, markets moved to the point where weak fundamentals were exposed. The crises in Argentina and Turkey were two such examples during the period.

Security selection in USD-denominated bonds was the largest detractor relative to the blended benchmark during the period. Approximately two thirds of that came from government-related issuers (both sovereigns and quasi-sovereigns), with the remaining coming from corporates. The Fund’s USD-denominated exposure to Argentine sovereigns was the largest individual detractor within government related bonds. Within hard currency corporates, Turkish financials was the largest detractor as names like Akbank and Türkiye İş Bankası led underperformance.

The Fund’s underweight posture within local currencies was the largest contributor during the period as local currencies were the worst performing segment of the blended benchmark. The Fund’s underweight in Turkey was the largest individual contributor with the debt crisis in Turkey leading to significant depreciation of the lira. Additionally, the Fund’s underweight in Indonesia and overweight in Poland also had a positive impact on returns for the period.

The Fund’s use of derivatives (specifically currency forwards) during the reporting period, did not have a material impact on returns.

What is the outlook?

We believe that a divided U.S. Congress leaves the odds for additional fiscal stimulus from the U.S. as very low. We surmise that from the near-term path of the USD (in addition to endless punditry). That conclusion removes one more argument for continued, or additional, strength in the dollar and that is a positive for emerging market debt.

6

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

While investors can never be sure that market downturns like this may continue for an extended period, we believe that the following points should be noted:

•	We believe that the market currently is pricing in potential interest rate increases by the Fed in 2019 and to the extent the Fed took a less structured approach to rate increases, we believe markets would quickly react.

•	As these positive factors come together investors waiting for further significant cheapening in EM could very well be disappointed. Yet by some metrics the asset class is not exceptionally cheap: spreads- to-treasuries are well below the peak stress of early 2016.

•	On the other hand absolute yields are above that period, thanks to the steadily rising rates of U.S. Treasury Bills. This fact is coupled with currently negative YTD returns for both dollar and local currency bonds in EM. If this holds it would be the worst blended performance for the asset class since the Global Financial Crisis.

•	Down years are often followed by up years in this asset class as we saw as recently as 2016 and 2017. In this cycle, significant returns would likely not manifest unless the Fed had to ease rates rapidly to reverse much of the tightening. Only time will tell whether November will mark the start of that process.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • The Fund may invest in a smaller number of issuers and focus on investments in particular geographic regions or countries, so it may be more exposed to risks and volatility than a more broadly diversified fund.

Composition by Security Type(1)

as of October 31, 2018

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	35.4%
Foreign Government Obligations	58.5

Total	93.9%

Short-Term Investments	6.5
Other Assets & Liabilities	(0.4)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

7

Hartford Schroders Global Strategic Bond Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 6/23/2014 Sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks total return over the long term.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	Since Inception[1]
Class A2	0.20%	-0.02%
Class A3	-4.34%	-1.07%
Class C2	-0.32%	-0.17%
Class C3	-1.31%	-0.17%
Class I2	0.36%	0.21%
Class R3[2]	0.37%	0.14%
Class R4[2]	0.30%	0.17%
Class R5[2]	0.46%	0.21%
Class Y2	0.51%	0.27%
Class F2	0.54%	0.28%
Class SDR[2]	0.55%	0.37%
ICE BofAML US 3-Month Treasury Bill Index	1.68%	0.62%
Bloomberg Barclays Global Aggregate 1-3 Year USD Hedged Index	1.36%	1.27%
3-Month USD Fixed LIBOR	1.85%	0.87%

[1]	Inception: 6/23/2014
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder Global Strategic Bond Fund (the “Predecessor Fund”), which commenced operations on 6/23/14. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/19/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

Effective July 31, 2018, the Fund changed its benchmark, the 3-Month USD Fixed LIBOR, to the ICE BofAML US 3-Month Treasury Bill Index, due to the U.K. Financial Conduct Authority’s plan to phase out the London Interbank Offered Rate (LIBOR). In addition, the Fund added Bloomberg Barclays Global Aggregate 1-3 Year USD Hedged Index as a secondary benchmark, effective as of the same date. The 3-Month USD Fixed LIBOR reflects the returns of the ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity.

ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled

8

Hartford Schroders Global Strategic Bond Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Bloomberg Barclays Global Aggregate 1-3 Year USD Hedged Index – (reflects no deduction for fees, expenses or taxes) measures the performance of the global investment grade, fixed-rate bond markets. The index includes government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers, while hedging the currency back to the US Dollar. Maturities are 1-3 years.

3-Month USD Fixed LIBOR (reflects no deduction for fees, expenses or taxes) gives an indication of the interest rate at which a panel of selected banks borrow U.S. dollar funds from one another with a maturity of three months. The 3-Month USD Fixed LIBOR reflects the returns of the ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.33%	1.05%
Class C	2.13%	1.87%
Class I	1.08%	0.80%
Class R3	1.60%	1.42%
Class R4	1.30%	1.12%
Class R5	1.00%	0.82%
Class Y	0.94%	0.77%
Class F	0.88%	0.65%
Class SDR	0.88%	0.65%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the class’ gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended October 31, 2018.

Portfolio Managers

Bob Jolly, CFA

Portfolio Manager

Schroder Investment Management North America Inc.

Paul Grainger, CFA

Portfolio Manager

Schroder Investment Management North America Inc.

Manager Discussion

How did the Fund perform during the period?

The Class A shares of the Hartford Schroders Global Strategic Bond Fund returned 0.20%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmark, the ICE BofAML US 3-Month Treasury Bill Index , which returned 1.68% for the same period. For the same period, Class A shares of the Fund also underperformed the Bloomberg Barclays Global Aggregate 1-3 Year USD Hedged Index which returned 1.36% for the same period. Class A shares of the Fund underperformed the 0.43% average return of the Lipper Alternative Credit Focus Funds peer group, a group of funds with investment strategies similar to those of the Fund, during the period.

Why did the Fund perform this way?

Volatility increased since the turn of the year, not least with the almost continual noise surrounding escalating U.S.-China trade tensions and implementation of tariffs. Politics dominated economics and permeated markets. This was an added challenge given the market distortions investors faced already following over a decade of exceptionally easy monetary policy and quantitative easing which suppressed market volatility and inflated asset prices. The reversal is likely to cause further market dislocations, punishing economies which display poor fundamentals but we do not expect a full blown sell-off either in rates or risk assets. Given central banks are gradually normalizing policies, market volatility is likely to pick up. Market beta will probably generate pedestrian returns.

The U.S. Treasury yield curve flattened over the fourth quarter of 2017, amid growing momentum behind a tax reform bill, which was expected to stimulate growth and inflation. December saw yield volatility around this as doubts led to yields initially dropping before reversing in the run-up to the bill being approved by the Senate.

In Europe, positive economic momentum continued unabated, with manufacturing activity at multi-year highs. The European Central Bank (ECB) announced the reduction of asset purchases, but extended the program, which proved a significant boost to bond yields.

In the first quarter of 2018, U.S. Treasury yields continued to rise as expectations of growth, inflation and interest rates shifted higher, and the yield curve continued to flatten. European yields followed a similarly volatile path, but retraced more meaningfully in March on softer readings in leading indicators, albeit from elevated levels. The United Kingdom’s (U.K.) government bond yields saw more pronounced curve flattening as 10-year yields rose less than five- and two-year yields.

U.S. 10-year Treasury yields rose from 2.74% to 2.86% in the second quarter of 2018, as growth and inflation expectations continued to build, before risk aversion and safe haven buying led to a significant retracement. In the periphery, the formation of a populist coalition government in May raised concerns over Italy’s future relationship with Europe. Spain suffered some contagion effect with 10-year yields rising from 1.16% to 1.32%.

9

Hartford Schroders Global Strategic Bond Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Emerging market (EM) bonds had a difficult period, particularly local currency bonds, impacted by the strengthening U.S. Dollar, while certain EM countries saw marked currency weakening due to idiosyncratic risks.

During the third quarter of 2018, core government bond yields rose due to positive economic data, particularly from the U.S. The U.S. Federal Reserve (Fed) implemented a third rate increase this year, removing references to “accommodative” policy and striking an optimistic tone.

Corporate bonds saw positive total returns, in local currency terms. Emerging markets (EM) experienced a tumultuous quarter, but largely centred on idiosyncratic factors and situations. Some of the countries most affected started to take steps to address their problems.

During the twelve-month period under review, the Fund generated positive returns from the increase in bond yields and inflation expectations, yet suffered from the underperformance of emerging market currencies and bonds.

During the final quarter of 2017, the impact of a U.S. tax cut on markets was captured through U.S. inflation and credit exposures, and through a short position in U.S. interest rates. While the Fund’s positioning with respect to U.S. duration was only modestly rewarded, relative value positions in Australia, Canada, Germany and U.K. versus short U.S. all proved profitable. Long exposure to emerging market currencies detracted as markets repriced the risk of depreciation versus the U.S. dollar.

In the first quarter of 2018, short U.S. duration positions generated positive returns as bond markets priced in higher inflation expectations and Treasury yields rose, while long credit underperformed (although the Fund’s credit hedges partially offset this underperformance).

Global bond markets were volatile in the second quarter, due to a confluence of factors, including a greater dispersion between accelerating U.S. growth and a softening of economic activity elsewhere. Escalating trade tensions between the U.S. and China and the formation of a populist coalition government in Italy soured sentiment further. The Fund’s exposure to emerging markets (currency and bonds) was the main drag on performance. Elsewhere, the Fund was also exposed to a widening of European peripheral spreads (due to our allocation to Spain versus Bunds). During the period, we positioned the Fund to seek to profit from higher U.S. interest rate bond yields and higher inflation expectations, which contributed positively to absolute performance.

Our positive global growth outlook was challenged as a number of idiosyncratic events, principally across emerging markets, negatively impacted investor sentiment. Having reduced the Fund’s EM currency exposure and closed the Fund’s allocation to local currency EM bonds, performance was to some extent protected from the aggressive sell-off. However, given the significant repricing of EM assets, even the Fund’s reduced exposure had a damaging impact on performance.

Over the period, derivatives were used primarily in implementing our interest rate and currency views, as well as to buy protection against adverse movements in the credit markets. Derivatives form part of the Fund’s principal strategy and are used in conjunction with other assets to target specific sources of return. An example would be U.S. inflation expectations, where we want to buy U.S. Treasury Inflation Protected Securities (“TIPS”), but do not want to hold interest rate risk. This was achieved by buying U.S. 10-year TIPS and hedging interest rate risk with derivatives. During the period, the Fund’s use of interest rate derivatives had a positive effect on overall performance. However, the Fund’s use of currency forwards and options to implement our currency views detracted from overall performance during the period.

What is the outlook?

The global expansion continues to be led by the U.S. with European growth stabilising but failing to accelerate meaningfully and still slower than some had envisaged. Rising global bond yields have reflected this, especially in the U.S., where further rate increases are being embedded into valuations. The U.S. Treasury curve has continued flattening, historically a harbinger of recession. With the current expansion, we believe there is no sign that this is on the cards.

Escalating trade tensions has been one of the principal headwinds to global growth, arguably contributing to the softness of global manufacturing indicators earlier in the year. China is bearing the brunt of the trade war with the U.S. There is a risk the U.S. will ratchet up tensions with China ahead of the mid-term elections in November. China has eased policy conditions with the intention of stabilising the economy. We believe that this should keep the growth trajectory stable for now – a banking or currency crisis remains a tail risk.

A meaningful and sustained pick-up in inflation expectations remains broadly absent from the U.S. recovery. On the other hand, the global output gap has all but closed and the tightness of the labour market has started to translate into accelerated wage growth, albeit to varying degrees across sectors. An uptick in wage growth measures in the U.S., Japan and more recently the Eurozone, reassures us that the traditional labour market demand and supply dynamics remain valid.

Arguably, we are already seeing the initial consequences of central bank normalisation. Given the potential distortions of over a decade of exceptionally easy monetary policy, the process of its reversal, however gradual, is likely to cause market dislocations, possibly punishing economies, which display poor fundamentals. The scope for episodic volatility and market stress persists.

EM had a torrid quarter, with August’s broad sell-off stemming from a few idiosyncratic events, serving to remind investors of pockets of vulnerabilities within the EM complex. Tighter U.S. liquidity and deteriorating fundamentals could prompt further capital flight. In an attempt to contain financial pressures, EM policymakers have reacted by raising rates, but remain broadly constrained fiscally.

Politics remains a key consideration. At times, it appears to be politicians, not central bankers, driving markets. Investors will continue to face challenges. We believe that trade and political developments, against a backdrop of central bank normalisation, are likely to lead to increased bouts of market stress and volatility.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call,

10

Hartford Schroders Global Strategic Bond Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Convertible securities are subject to the risks of both debt and equity securities. •Loans can be difficult to value and highly illiquid; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. •The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Mortgage related- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •The Fund may invest in a smaller number of issuers, so it may be more exposed to risks and volatility than a more broadly diversified fund. •Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities.

Composition by Security Type(1)

as of October 31, 2018

Category	Percentage of Net Assets
Equity Securities
Escrows	0.2%

Total	0.2%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	10.5
Corporate Bonds	65.0
Foreign Government Obligations	8.7
U.S. Government Agencies	0.9
U.S. Government Securities	0.0 (2)

Total	85.1%

Short-Term Investments	10.5
Purchased Options	1.4
Other Assets & Liabilities	2.8

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	Percentage rounds to zero.

11

Hartford Schroders International Multi-Cap Value Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 8/30/2006 Sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	-8.71%	1.69%	9.08%
Class A2	-13.71%	0.56%	8.45%
Class C1	-9.47%	1.54%	9.09%
Class C2	-10.35%	1.54%	9.09%
Class I1	-8.47%	1.99%	9.33%
Class R3[1]	-8.96%	1.74%	9.20%
Class R4[1]	-8.76%	1.86%	9.26%
Class R5[1]	-8.58%	1.96%	9.32%
Class Y1	-8.42%	2.03%	9.36%
Class F1	-8.38%	2.03%	9.36%
Class SDR[1]	-8.38%	2.08%	9.38%
MSCI ACWI ex USA Index (Net)	-8.24%	1.63%	6.92%
MSCI ACWI ex USA Value Index (Net)	-7.73%	0.61%	6.39%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”). Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s

Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/30/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI ACWI ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed (excluding the U.S.) and emerging market countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.17%	1.16%
Class C	1.91%	1.91%
Class I	0.87%	0.87%
Class R3	1.51%	1.51%
Class R4	1.21%	1.21%
Class R5	0.90%	0.90%
Class Y	0.80%	0.80%
Class F	0.79%	0.76%
Class SDR	0.79%	0.76%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the class’ gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended October 31, 2018.

12

Hartford Schroders International Multi-Cap Value Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Justin Abercrombie

Portfolio Manager

Schroder Investment Management North America Inc.

Stephen Langford, CFA

Portfolio Manager

Schroder Investment Management North America Inc.

Michael O’Brien

Portfolio Manager

Schroder Investment Management North America Inc.

David Philpotts

Portfolio Manager

Schroder Investment Management North America Inc.

Manager Discussion

How did the Fund perform during the period?

The Class A shares of the Hartford Schroders International Multi-Cap Value Fund returned -8.71% before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s MSCI All Country World ex USA Index (Net) (“MSCI ACWI ex USA Index”) benchmark and the MSCI All Country World ex USA Value Index (Net) benchmark, which returned -8.24% and -7.73%, respectively, for the same period. For the same period, Class A shares of the Fund outperformed the -8.86% average return of the Lipper International Multi-Cap Value peer group, a group of funds with investment strategies similar to those of the Fund, during the period.

Why did the Fund perform this way?

International equity markets posted positive returns in the final two months of 2017. Interestingly, November and December showed some reprieve in the concentrated growth oriented market of 2017, as the group of stocks known as BANTS (Baidu, Alibaba, Naspers, Tencent and Samsung) either underperformed or produced index like returns enabling other sectors to outperform. Overall, these stocks posted returns ranging from 42% to 113% over the 2017 calendar year and this rally of these more expensive emerging market technology and consumer stocks initially continued into 2018.

In the first quarter of 2018, markets were initially unnerved by higher-than-expected inflation data in the U.S. in February, which prompted concerns that the U.S. Federal Reserve (Fed) could raise interest rates more quickly than expected. That was before fears over U.S.-China trade sanctions, as well as mounting regulatory pressures for the Technology sector, added to instability. Technology and Utilities were the only sectors to post positive returns over the quarter.

International equities declined in the second quarter of 2018, while the U.S. market posted a positive return. U.S. equity markets responded positively to economic and earnings data, while the U.K. and Australian markets were led by energy as oil prices continued to rally. The ever-present geopolitical risk continued to weigh on global markets with the U.S. dollar strengthening by 5% over the quarter.

During the third quarter of 2018, international equity markets continued to steadily advance despite some significant obstacles. These included uncertainty surrounding trade tensions, Turkey’s currency crisis, uncertainty over whether Italy’s 2019 budget proposal will comply with EU fiscal rules and rising oil prices from the continued increase of U.S. sanctions on Iran. International equity markets suffered a sharp fall (-8% for MSCI ACWI ex USA Index) over the final month of the period (October) as volatility returned to equity markets with uncertainty weighing on investors’ minds. These concerns led to the market repricing risk as previously more expensive software continued to be sold off leading to the Technology sector being the worst performing sector during the month of October, and concerns over China’s growth and trade disputes pushing cyclicals down and investors seeking the perceived safety and into more defensive areas of the market.

Over the course of the one-year period from November 1, 2017, stock selection within the Healthcare sector made the greatest contribution to returns relative to the MSCI ACWI ex USA Index. The Fund’s Healthcare sector holdings in Continental Europe and United Kingdom, such as pharmaceutical firms like Teva and Shire, supported Fund performance. Stock selection within the Energy sector also added value. This was especially the case in Continental Europe and Emerging Markets Asia where the Fund had overweight allocations to integrated oil & gas and exploration & production companies relative to the MSCI ACWI ex USA Index.

As uncertainty continued to weigh on investors’ minds, investors repriced risk in more expensive “growth” companies, particularly in the Technology sector. Our long held stance in avoiding more expensive “growth” companies bolstered relative returns during the one year period ending October 31, 2018 as these areas sold off strongly.

Consumer Discretionary was the biggest detractor from performance at the sector level during the one year period ending October 31, 2018. Holdings in pan-European and Japanese auto parts and automakers companies were impacted due to the negative sentiment concerning trade wars.

13

Hartford Schroders International Multi-Cap Value Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

What is the outlook?

We believe that investors have largely focused on the more fashionable, or popular equities, such as Baidu, Alibaba, Naspers, and Tencent, and that many areas of international markets have been overlooked. Typically, when this happens, it gives investors the opportunity to look for equities that offer exposure to companies with healthy business fundamentals at a reasonable valuation in our view.

We continue to see opportunities across the full spectrum of value, from deep value in resources and Japan, to high quality dividend yield in Consumer Staples & Healthcare companies.

The Fund’s most significant exposure remains in the Financials sector. We continue to be focused on equities that we believe are attractively valued while also being conscious of the quality of the company to assess its risk. We believe some European and Asian bank stocks continue to be priced at significant discounts.

With the recent strong performance of more defensive areas of the market we sold a number of the Fund’s positions in the Healthcare and Telecommunication Services sectors, primarily among European and Asian companies, as these equities performed strongly over the end of the period in review.

Securities in the Resources sector continue to be a significant holding in the Fund. We have recently focused on higher quality chemicals, mining and integrated oil & gas stocks, which offer an attractive valuation in our view.

We continue to find opportunities in more cyclical sectors. The Fund continues to be underweight in the Technology sector, which comes from the Fund’s lack of exposure to Technology companies that we perceive as overvalued, as well as lower quality larger auto manufacturers. Over the first month of the fourth quarter of 2018, the decline in prices in deeper value cyclical sectors led us to increase the Fund’s exposure to such sectors as valuations become more attractive in our view.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •The main risk of real estate related securities is that the value of the underlying real estate may decrease in value. •The Fund may focus on investments in particular geographic regions or countries, so it may be more exposed to risks and volatility than a fund holding more geographically diverse investments.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.8%
Consumer Discretionary	9.7
Consumer Staples	6.2
Energy	9.8
Financials	17.4
Health Care	7.4
Industrials	13.1
Information Technology	7.7
Materials	9.9
Real Estate	1.5
Utilities	2.1

Total	95.6%

Short-Term Investments	5.4
Other Assets & Liabilities	(1.0)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

14

Hartford Schroders International Stock Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 12/19/1985 Sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation through investment in securities markets outside the United States.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	-7.63%	2.41%	7.92%
Class A2	-12.69%	1.26%	7.31%
Class C1	-8.33%	2.27%	7.99%
Class C2	-9.23%	2.27%	7.99%
Class I1	-7.32%	2.67%	8.20%
Class R3[1]	-7.49%	2.60%	8.16%
Class R4[1]	-7.42%	2.64%	8.18%
Class R5[1]	-7.36%	2.69%	8.21%
Class Y1	-7.32%	2.72%	8.22%
Class F1	-7.32%	2.70%	8.21%
Class SDR[1]	-7.33%	2.75%	8.24%
MSCI ACWI ex USA Index (Net)	-8.24%	1.63%	6.92%
MSCI EAFE Index (Net)	-6.85%	2.02%	6.89%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A shares reflects the historical performance, fees and expenses of the then-existing Advisor Class shares of the Schroder International Alpha Fund (the “Predecessor Fund”). Class C, Class R3, Class R4, Class R5 and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class I, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to

10/24/16 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/30/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

Effective 3/31/18, the Fund changed its benchmark from the MSCI EAFE Index (Net) to the MSCI ACWI ex USA Index (Net). Hartford Funds Management Company, LLC, the investment manager, believes that the MSCI ACWI ex USA Index (Net) better reflects the Fund’s revised investment strategy.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) (Europe, Australasia, Far East) is designed to capture large and mid cap representation across developed market countries, excluding the U.S. and Canada.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.26%	1.20%
Class C	2.11%	1.95%
Class I	0.91%	0.91%
Class R3	1.58%	1.50%
Class R4	1.28%	1.20%
Class R5	0.98%	0.90%
Class Y	0.92%	0.85%
Class F	0.86%	0.80%
Class SDR	0.86%	0.80%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the class’ gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended October 31, 2018.

15

Hartford Schroders International Stock Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Simon Webber, CFA

Portfolio Manager

Schroder Investment Management North America Inc.

James Gautrey, CFA

Portfolio Manager

Schroder Investment Management North America Inc.

Manager Discussion

How did the Fund perform during the period?

The Class A shares of the Hartford Schroders International Stock Fund returned -7.63%, before sales charge, for the twelve-month period ended October 31, 2018, outperforming the Fund’s benchmark, the MSCI All Country World (ACWI) ex USA Index (Net), which returned -8.24% for the same period. For the same period, the Class A shares of the Fund underperformed the MSCI EAFE Index (Net), the Fund’s former benchmark, which returned -6.85%. For the same period, Class A shares of the Fund outperformed the -8.24% average return of the Lipper International Large-Cap Growth peer group, a group of funds with investment strategies similar to those of the Fund, during the period.

Why did the Fund perform this way?

Having performed strongly into the end of 2017, international equity markets have struggled to make headway in 2018, with rising U.S. interest rates and the strong U.S. dollar putting pressure on emerging markets. U.S.-China trade tensions also escalated, and the resulting market uncertainty has weighed on business investment and sentiment. European equities have been torn between supportive corporate earnings and economic growth factors, and political uncertainty surrounding Brexit (the U.K.’s exit from the E.U.) and fiscal stability in Italy.

Stock selection was the primary driver of the outperformance relative to the current benchmark for the twelve months ending October 31, 2018. The Fund’s selections in Consumer Staples and Financials sectors were particularly positive while performance of the Fund’s industrial equities modestly detracted from performance. From a regional perspective, the Fund’s positioning in U.K. and emerging markets added the most value, while both the Fund’s underweight exposure and selection within Japan, were a headwind.

In March, we began a position in newly listed iQIYI – a video streaming service company in China. As a leading provider in a rapidly growing market, iQIYI has seen strong growth in its share price since its IPO and was one of the Fund’s top contributors to relative performance. Through its relationship with search engine parent company Baidu, iQIYI can bring a very precise level of targeting and interactivity to its advertising, which we think will prove exceptionally valuable as the middle class grows in China. While the company operates in an extremely competitive industry with rising content costs, its management team has shown strong capability in content selection, development and innovation.

The Fund’s position in Spanish listed bank BBVA performed poorly, primarily due to fears over the Turkish currency crisis and its implications for BBVA’s subsidiary, Garanti Bank. Garanti accounts for only 10% of BBVA’s earnings however, and business momentum in BBVA’s Mexico, Spain and U.S. businesses – which account for 80% of earnings – are robust in our view. We also believe that the Turkish market is improving and are encouraged by the recent swing in the current account from deficit to surplus. BBVA continues to develop its leadership in digital services, which after several years of investment are now driving down costs and allowing BBVA to gain market share in all of its geographies.

Derivatives were not used in a significant manner in the Fund during the period and therefore did not have a material impact on performance.

What is the outlook?

Looking forward, international equities are at a very interesting juncture. After remaining flat for the last four years in dollar terms, valuations have become much more attractive in our view at approximately 13x forward earnings, around a 25% discount to U.S. equities. Leading indicators of economic growth and business profits in international economies remain solid, and central bank monetary policy remains largely expansionary providing additional support.

We believe the main uncertainty for the outlook remains the recent trend towards more protectionist economic policies. A protracted trade war would have implications far beyond just the U.S. and China, and could lead to a major weakening of business sentiment and investment. The negotiations around Brexit and the Italian fiscal strains also remain overhangs, but more benign outcomes in each could serve as important risk clearing events given the amount of negative sentiment already priced in to the markets.

With rising U.S. interest rates and a rising U.S. dollar, the usual pattern of pressure on emerging market equities and currencies has repeated in 2018. This has opened up some very interesting opportunities in strong companies in emerging markets, and we have been increasing exposure there over the summer. We believe we are cautious towards companies and countries with high levels of debt. After a decade of low and declining interest rates we believe there is plenty of complacency in financial markets regarding the risks to equity holders from leverage.

Most importantly for us as active investors, we continue to believe that a period of disruptive change is unfolding across many industries, and we believe this will be a powerful source of investment performance. It remains critical for businesses and investors alike to ensure that they are on the right side of the disruption, and we believe we are focused on identifying those businesses that are willing to invest for the long-term, for change, and to create sustainable growth business models.

16

Hartford Schroders International Stock Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities. •The consideration of certain ESG factors may limit the number of investment opportunities available to the Fund, which may lead it to underperform funds that are not subject to such criteria.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	12.7%
Consumer Discretionary	19.3
Consumer Staples	12.2
Energy	4.8
Financials	18.4
Health Care	8.9
Industrials	8.5
Information Technology	8.0
Materials	4.8

Total	97.6%

Short-Term Investments	3.2
Other Assets & Liabilities	(0.8)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

17

Hartford Schroders Tax-Aware Bond Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 10/03/2011 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks total return on an after-tax basis.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Year	Since Inception[1]
Class A2	-1.77%	3.95%	4.05%
Class A3	-6.17%	3.00%	3.39%
Class C2	-2.64%	3.75%	3.99%
Class C3	-3.61%	3.75%	3.99%
Class I2	-1.59%	4.21%	4.32%
Class Y2	-1.63%	4.20%	4.31%
Class F2	-1.60%	4.21%	4.31%
Class SDR[2]	-1.60%	4.20%	4.30%
Bloomberg Barclays Municipal Bond Index	-0.51%	3.25%	3.23%

[1]	Inception: 10/03/2011
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A shares reflects the historical performance, fees and expenses of the then-existing Advisor Class shares of the Schroder Broad Tax-Aware

Value Bond Fund (the “Predecessor Fund”) and, prior to 12/30/14, the inception date of the then-existing Advisor Class shares, the Investor Class shares of the Predecessor Fund, adjusted to reflect the distribution fees of the Predecessor Fund’s Advisor Class shares. Class C, Class Y and Class SDR shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class I, Class Y and Class SDR shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares which commenced operations on 10/3/11. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16. Performance for the Fund prior to 6/14/13 reflects performance of the Predecessor Fund’s predecessor, which commenced operations on 10/3/11.

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax exempt bond market.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.86%	0.72%
Class C	1.61%	1.60%
Class I	0.59%	0.47%
Class Y	0.61%	0.55%
Class F	0.55%	0.47%
Class SDR	0.55%	0.47%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the class’ gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended October 31, 2018.

18

Hartford Schroders Tax-Aware Bond Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Andrew B.J. Chorlton, CFA

Portfolio Manager

Schroder Investment Management North America Inc.

Edward H. Jewett

Portfolio Manager

Schroder Investment Management North America Inc.

Richard A. Rezek Jr., CFA

Portfolio Manager

Schroder Investment Management North America Inc.

Neil G. Sutherland, CFA

Portfolio Manager

Schroder Investment Management North America Inc.

Julio C. Bonilla, CFA

Portfolio Manager

Schroder Investment Management North America Inc.

Manager Discussion

How did the Fund perform during the period?

The Class A shares of the Hartford Schroders Tax-Aware Bond Fund returned -1.77%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmark, the Bloomberg Barclays Municipal Bond Index, which returned -0.51% for the same period. For the same period, Class A shares of the Fund also underperformed the -0.32% average return of the Lipper General & Insured Municipal Debt Funds peer group, a group of funds with investment strategies similar to those of the Fund, during the period.

Why did the Fund perform this way?

The Fund underperformed the benchmark primarily due to poor security selection within municipals. The out of benchmark allocation to corporate bonds and corresponding underweight to municipals added to relative performance, although not enough to offset negative security selection. Duration and yield curve positioning combined to have a slightly positive impact on performance relative to the Bloomberg Barclays Municipal Bond Index.

The municipal bond market, as measured by the Bloomberg Barclays Municipal Bond Index, generated a -0.51% return for the twelve months ending October 31, 2018. The passage of US tax reform and strong economic data supported municipal bonds into year-end 2017 despite elevated supply in December as issuers rushed deals ahead of the January 1st effective date for the tax law changes. However, the narrative quickly changed in January 2018 when municipals underperformed credit as the municipal market continued to adjust to the most significant tax overhaul in over three decades after the passage of tax reform leading to one of the worst first quarter losses in more than two decades. Although bond markets broadly suffered from bouts of volatility in the second quarter of 2018 due to a confluence of factors (discussed below), performance in the municipal market finished the quarter at a strong pace with negative returns in April turning positive in May and June amid lower supply. After posting positive returns in July and August, municipals ended the third quarter of 2018 with negative returns overall and had an equally bad October. A number of factors combined to cause market volatility to rise. While not new developments, an escalating trade war, slowing earnings, and higher interest rates certainly seemed to weigh on investor sentiment. Until recently, investors had largely been willing to overlook these factors due to the strength of corporate earnings and the U.S. economy; however, the earnings season in September and October was weaker than expected and sentiment quickly turned negative.

With this context in mind, the Fund’s larger allocation to higher quality bonds detracted from performance relative to the Bloomberg Barclays Municipal Bond Index within municipals as lower credit quality outperformed. Additionally, allocations to select ETM (escrowed to maturity) and housing authority bonds were a drag on relative performance as they lagged other municipal sectors. Offsetting some of the negative performance was the out of benchmark exposure to corporates and resulting underweight to municipals. However, given that municipals still make up around 85% of the portfolio the corporate outperformance was not enough to offset underperformance within municipals.

During the one year period, the Fund maintained the allocation to municipals near 85% of the Fund’s net assets, the highest level of tax-exempt municipals the Fund has held since the first quarter of 2015. We view corporates as expensive and therefore decreased exposure further to a low of 5% from 39% as recently as late 2016. The Fund maintains a high level (approximately 9% as of October 31, 2018) of cash and cash-equivalents (including U.S. Treasuries) to deploy towards new investments should opportunities arise.

Derivatives were used in the Fund during the period but did not have a material impact on performance during the period.

19

Hartford Schroders Tax-Aware Bond Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

What is the outlook?

Looking forward to the end of the year, we believe the markets will be supported by a strong U.S. economy despite the volatility seen in October 2018. Although there are a number of unresolved risks overhanging the market, very few market experts are predicting a slow down or recession in the near term. As evidence, the most recent U.S. Federal Reserve (Fed) minutes reveal that the Fed continues to have an optimistic view of the impacts from fiscal policy on economic activity. On the other hand, corporate spreads, although wider year to date, are still very close to the lows of the current economic cycle and therefore valuations appear stretched by many measures.

In municipals, we believe technical conditions should remain supportive over the near term through the end of 2018. We believe there may be an uptick in supply after negative supply in the summer months and a year-over-year slump. We continue to monitor shifts in demand from various buyers who have historically participated in the market. Since the beginning of the year, there have been changes to municipal demand from institutional investors due to changes with the tax reforms passed at the end of 2017. Through the second quarter of 2018, the Fed had reported that P&C (property and casualty) insurers have actually increased their municipal exposure by 1.5%, while banks have reported a -4.7% decline in holdings. More broadly, towards the end of the period we were closely monitoring elections around the country for the potential ramifications to municipal credit. We believe fiscal stability (or lack thereof) is linked to political priorities of elected officials and impacts the long term stability of a credit, which we continue to monitor.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Mortgage related- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.

Composition by Security Type(1)

as of October 31, 2018

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	5.4%
Municipal Bonds	84.9
U.S. Government Securities	6.5

Total	96.8%

Short-Term Investments	4.2
Other Assets & Liabilities	(1.0)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

20

Hartford Schroders US Small Cap Opportunities Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 8/06/1993 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	-0.34%	8.09%	11.89%
Class A2	-5.83%	6.88%	11.26%
Class C1	-1.08%	7.95%	11.95%
Class C2	-1.99%	7.95%	11.95%
Class I1	-0.05%	8.41%	12.20%
Class R3[1]	-0.58%	8.21%	12.09%
Class R4[1]	-0.11%	8.34%	12.16%
Class R5[1]	-0.02%	8.40%	12.19%
Class Y1	0.03%	8.43%	12.21%
Class F1	0.04%	8.44%	12.21%
Class SDR[1]	0.07%	8.48%	12.23%
Russell 2000 Index	1.85%	8.01%	12.44%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A shares reflects the historical performance, fees and expenses of the then-existing Advisor Class shares of the Schroder U.S. Opportunities

Fund (the “Predecessor Fund”). Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class I, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 9/28/15, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.52%	1.43%
Class C	2.25%	2.18%
Class I	1.14%	1.14%
Class R3	1.80%	1.73%
Class R4	1.50%	1.43%
Class R5	1.20%	1.13%
Class Y	1.09%	1.08%
Class F	1.08%	1.03%
Class SDR	1.08%	1.03%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the class’ Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended October 31, 2018.

21

Hartford Schroders US Small Cap Opportunities Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Jenny B. Jones

Portfolio Manager

Schroder Investment Management North America Inc.

Robert Kaynor, CFA

Portfolio Manager

Schroder Investment Management North America Inc.

Manager Discussion

How did the Fund perform during the period?

The Class A shares of the Hartford Schroders US Small Cap Opportunities Fund returned -0.34%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmark, the Russell 2000 Index, which returned 1.85% for the same period. For the same period, Class A shares of the Fund also underperformed the 0.03% average return of the Lipper Small-Cap Core peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. small capitalization equities, as measured by the Russell 2000 Index, rose over the one year period ended October 31, 2018. During this twelve-month period we saw the U.S. economy remain fundamentally solid; however there were notable changes in market leadership that occurred throughout the year. The Fund’s fiscal year began with the Fund’s benchmark rising by 10.3% as of the end of the second quarter of 2018. The rally was driven by the low capitalization, low beta and high price-to-earnings (P/E) stocks. In addition, through mid October non-earners (companies with negative earnings) returned 4.6% versus -0.7% for companies in the index with earnings. Companies with low to negative sales growth also outperformed. Finally, companies with low foreign sales outperformed those with high foreign sales.

The arrival of the second half of 2018 marked a change in market leadership as inflation concerns began to spook investors, and the S&P 500 Index posted its biggest quarterly gain in nearly five years in the third quarter of 2018. However, U.S. small caps cooled in September. This was a reversal from the first half of 2018 when microcaps surged and led the market. The third quarter of 2018 has seen larger cap names outperform as small cap exchange-traded fund (ETF) flows moderated this quarter (small cap ETF flows often drive up performance in the smallest, most illiquid stocks). This factor reversal continued into the Fund’s fiscal year end although volatility as measured by the CBOE Volatility Index (Vix) saw a sharp increase in October.

Six of the ten sectors within the Russell 2000 Index posted positive returns during the period. The Healthcare (+11.9%), Consumer Staples (+11.0%) and Consumer Discretionary (+9.4%) sectors were the strongest performers during the period, while Materials & Processing (-15.0%), Financial Services (-2.9%) and Energy (-2.6%) sectors were the laggards. Both security selection and allocation hindered the Fund’s performance compared to the Russell 2000 Index during the period. Stock selection was strongest within the Producer Durables, Materials & Processing and Financial Services sectors. The Fund also outperformed in the Technology and Real Estate Investment Trust sectors. Health Care, Consumer Discretionary and Consumer Staples sectors were the largest laggards over the period. Sector allocation, a result of our bottom-up stock selection, detracted from returns relative to the Russell 2000 Index over the period. An underweight to the Health Care sector detracted from performance relative to the Russell 2000 Index but was partially offset by an underweight to Real Estate Investment Trusts and Energy sectors as well as an overweight to the Consumer Discretionary sector.

Top contributors to performance relative to the Russell 2000 Index during the period included Ciena Corporation (Technology), Oxford Industries, Inc. (Consumer Discretionary) and LiveRamp Holdings, Inc. (Producer Durables). Ciena rallied after reporting strong earnings and raising guidance. Asia Pacific, the biggest area of growth for the company was better than expected due to strength in India. Also, the company is a beneficiary of the new tax law which reduces its tax rate by approximately 10%. The company, a leading vendor of optical networking systems has also unveiled a new intelligent analytics service which will help network providers to interpret network performance data into actionable insights. Oxford Industries, Inc., the designer and marketer of lifestyle brands, outperformed as a result of increased investor confidence in management’s ability to meet guidance for the full year. LiveRamp Holdings, Inc., a provider of marketing database and business intelligence development technology rallied over the period. The stock soared after it announced the sale of the Acxiom Marketing Solutions business for more than expected. In addition, management announced that the proceeds would be used to pay down debt, repurchase shares and invest in growth areas.

The largest detractors from performance relative to the Russell 2000 Index were MDC Partners Inc. Class A (Consumer Discretionary), REV Group, Inc. (Consumer Discretionary), and Graphic Packaging Holding Company (Producer Durables). Shares of MDC Partners, a provider of advertising, communications and strategic consulting solutions, declined after reporting disappointing revenue and earnings as well as lowering recently issued guidance. REV Group, a manufacturer of specialty vehicles, sold off after reporting earnings as investors were disappointed with the weaker margin profile and back-end loaded guidance. Graphic Packaging Holding Company a manufacturer of paperboard packaging fell after reporting disappointing earnings and reducing forward guidance due to higher input costs.

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

What is the outlook?

This past year has experienced some significant changes in terms of market tenor and leadership. Even through the initial volatility was witnessed to start the year, growth and large cap equities continued to be perceived as safe havens. Microcap stocks experienced a period of

22

Hartford Schroders US Small Cap Opportunities Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

significant outperformance as risks around escalating trade disputes reached a feverish pitch in the second quarter of 2018. While the environment has certainly changed as we entered the fourth quarter of 2018, market participants spent most of the year favoring: growth and risk factors, sector leadership from Healthcare and Technology, companies with negative earnings outperforming those with positive earnings, and an IPO market that was open to the riskiest of issuers. All of this took place against a backdrop of good economic numbers in the U.S.: solid Gross Domestic Product (GDP) growth, strong labor markets and robust corporate earnings.

Rising interest rates coupled with a flattening yield curve has certainly complicated the outlook, but this has been a good year for the American economy.

This far into an economic recovery, with the U.S. Federal Reserve (Fed) raising rates to preempt inflationary pressures, there is considerable debate around the timing of the next recession. We cannot tell you when the next recession will occur, but we believe the herd of strategists calling for it in 2020 will most likely be proven wrong. Recession speculation aside, the market must continue to digest the reality of slowing corporate earnings growth, continued inflationary pressures, and a fiscal policy backdrop that is less accommodative than what the U.S. markets have experienced the last two years.

We believe the economy is still strong but there are a few discordant signs, such as large non-U.S. economies slowing (U.K., France, Germany, etc.) which is not ideal. We also believe there is continued strength in the labor market with the creation of more than two hundred thousand new jobs per month. With low unemployment at 3.7% as of October 31, 2018, rising wage pressure, and in the absence of immigration reform, we believe this is unlikely to change course in the near term. Headline and core inflation has been rising as measured by the consumer price index (CPI); the year over year pace of core inflation is likely to accelerate, mostly due to wage driven service sector inflation in our view. This should be manageable if the Fed stays ahead of inflation with their “dot plot.” We have been hearing about wage inflation for over two years, even if it is only now beginning to be captured in the official data. We believe rates rises have played out exactly as the Fed has led us to anticipate, but we are beginning to see highly levered companies be penalized, and we expect this to continue. Business sentiment is still strong, near record levels. Consumer sentiment is also still strong and at or near record levels. We believe valuations are middle of the range but still need to digest slower corporate earnings growth. We believe that 2018 earnings growth was an anomaly of tax reform and other fiscal stimuli in the face of monetary tightening. We expect earnings growth to slow considerably and believe the early estimates for 2019 growth will prove too optimistic in the face of high capacity utilization, inflationary cost pressures, higher debt service cost and no tailwind from tax reform. With respect to politics, we believe a divided U.S. government may be beneficial as it may make it more difficult for the government to incur higher levels of debt.

The underlying economy is strong and as long as we get improving nominal GDP growth earnings should continue to grow in our view. However, the margin of error is shrinking as earnings growth is becoming more top line dependent (i.e., dependent on the gross revenue reported by a company) further into an economic expansion where inflationary pressures are mounting.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks and volatility than large-cap securities. •The main risk of real estate related securities is that the value of the underlying real estate may decrease in value.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.0%
Consumer Discretionary	15.5
Consumer Staples	2.3
Energy	2.9
Financials	19.1
Health Care	8.6
Industrials	14.3
Information Technology	15.6
Materials	5.3
Real Estate	5.3
Utilities	1.4

Total	92.3%

Short-Term Investments	9.5
Other Assets & Liabilities	(1.8)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

23

Hartford Schroders US Small/Mid Cap Opportunities Fund

Fund Overview

October 31, 2018 (Unaudited)

Inception 3/31/2006 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns

for the Periods Ending 10/31/18

	1 Year	5 Years	10 Years
Class A1	-0.66%	9.00%	12.50%
Class A2	-6.11%	7.78%	11.87%
Class C1	-1.49%	8.82%	12.55%
Class C2	-2.46%	8.82%	12.55%
Class I1	-0.44%	9.28%	12.78%
Class R3[1]	-1.06%	9.01%	12.65%
Class R4[1]	-0.74%	9.14%	12.71%
Class R5[1]	-0.42%	9.27%	12.78%
Class Y1	-0.46%	9.30%	12.79%
Class F1	-0.37%	9.31%	12.80%
Class SDR[1]	-0.37%	9.38%	12.83%
Russell 2500 Index	2.80%	8.32%	13.55%

[1]	Without sales charge
[2]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 10/31/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”). Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/30/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

Russell 2500 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index and includes approximately 2,500 of the smallest securities based on a combination of their market capitalization and current index membership.

You cannot invest directly in an index.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.32%	1.32%
Class C	2.10%	2.10%
Class I	1.05%	1.05%
Class R3	1.69%	1.66%
Class R4	1.39%	1.36%
Class R5	1.09%	1.06%
Class Y	1.03%	1.01%
Class F	0.97%	0.96%
Class SDR	0.97%	0.96%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the class’ gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the year ended October 31, 2018.

24

Hartford Schroders US Small/Mid Cap Opportunities Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Portfolio Managers

Jenny B. Jones

Portfolio Manager

Schroder Investment Management North America Inc.

Robert Kaynor, CFA

Portfolio Manager

Schroder Investment Management North America Inc.

Manager Discussion

How did the Fund perform during the period?

The Class A shares of the Hartford Schroders US Small/Mid Cap Opportunities Fund returned -0.66%, before sales charge, for the twelve-month period ended October 31, 2018, underperforming the Fund’s benchmark, the Russell 2500 Index, which returned 2.80% for the same period. For the same period, Class A shares of the Fund also underperformed the 0.48% average return of the Lipper Mid-Cap Core peer group, a group of funds with investment strategies similar to those of the Fund, during the period.

Why did the Fund perform this way?

U.S. small- and mid-capitalization equities, as measured by the Russell 2500 Index, rose over the one year period ended October 31, 2018. During this twelve-month period we saw the U.S. economy remain fundamentally solid; however there were notable changes in market leadership that occurred throughout the year. The Fund’s fiscal year began with the Fund’s benchmark rising by 9.3% as of the end of the second quarter of 2018. The rally was driven by the low capitalization, low beta and high price-to-earnings (P/E) stocks. In addition, through mid October non-earners (companies with negative earnings) returned 8.4% versus 0.65% for companies in the index with earnings. Companies with low to negative sales growth also outperformed. Finally, companies with low foreign sales outperformed those with high foreign sales.

The arrival of the second half of 2018 marked a change in market leadership as inflation concerns began to spook investors, and the S&P 500 Index posted its biggest quarterly gain in nearly five years in the third quarter of 2018. However, U.S. small caps cooled in September. This was a reversal from the first half of 2018 when microcaps surged and led the market. The third quarter of 2018 has seen larger cap names outperform as small cap exchange-traded fund (ETF) flows moderated this quarter (small cap ETF flows often drive up performance in the smallest, most illiquid stocks). This factor reversal continued into the Fund’s fiscal year end although volatility as measured by the CBOE Volatility Index (Vix) saw a sharp increase in October.

Eight of the ten sectors within the Russell 2500 Index posted positive returns during the period. The Healthcare (12.8%), Consumer Staples (+9.3%) and Consumer Discretionary (6.3%) sectors were the strongest performers during the period, while Materials & Processing (-13.2%), Producer Durables (-0.3%), and Real Estate (+0.8%) sectors were the laggards. Both security selection and allocation hindered the Fund’s performance versus the Russell 2500 Index during the period. Stock selection was strongest within the Materials & Processing, Consumer Discretionary and Technology sectors. Health Care and Consumer

Staples were the largest laggards over the period. The Fund’s holdings also materially underperformed relative to the Russell 2500 in Energy and Producer Durables. Sector allocation, a result of our bottom-up stock selection, detracted from returns relative to the Russell 2500 Index over the period. An underweight to the Health Care sector detracted from performance relative to the Russell 2500 Index but was partially offset by an underweight to Real Estate.

Top contributors to performance relative to the Russell 2500 Index during the period included Advance Auto Parts, Inc. (Consumer Discretionary), Integrated Device Technology, Inc. (Technology), and Nordstrom, Inc. (Consumer Discretionary). Advance Auto Parts, a retailer of aftermarket auto parts, outperformed as a result of harsher weather conditions in key East Coast markets. In addition, sentiment improved as management provided a clearer plan for achieving increased market share. Finally, the stock rallied after strong earnings reports with management also raised guidance. A number of inventory management initiatives are being well executed and there is greater confidence that margin improvement initiatives are gaining traction. Designer and developer of semiconductors for multiple applications, Integrated Device Technology, Inc., rose after reports came out that Japanese semiconductor manufacturer Renesas Electronics, had agreed a deal to acquire the company. Shares of Nordstrom, Inc., a retailer outperformed due to a series of strong earnings, positive sell-side coverage and improved demand trends for the retail industry.

The largest detractors from performance relative to the Russell 2500 Index were DENTSPLY SIRONA, Inc. (Health Care), Fortune Brands Home & Security, Inc. (Consumer Discretionary), and Spectrum Brands Holdings, Inc. (Consumer Staples). DENTSPLY SIRONA, a manufacturer of dental products and technologies declined early on in the year due to uncertainty around management changes. Since then a new CEO has been appointed but the stock continued to struggle. Following multiple meetings with management and expert networks we are comfortable with the long term outlook for DENTSPLY SIRONA and added to the position during the period. We believe they are well positioned in their markets and we believe they will benefit from secular trends of an aging population and increasing wealth in emerging markets. Fortune Brands Home & Security, Inc., a manufacturer and supplier of home and security products and services, underperformed due to wider investor concerns around the strength of the housing market. Spectrum Brands, a manufacturer and distributor of consumer products, declined after releasing a disappointing earnings report which included worse-than-expected organic sales and margins. The company also lowered guidance and announced that its CEO would be stepping down.

25

Hartford Schroders US Small/Mid Cap Opportunities Fund

Fund Overview – (continued)

October 31, 2018 (Unaudited)

Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.

What is the outlook?

This past year has experienced some significant changes in terms of market tenor and leadership. Even through the initial volatility was witnessed to start the year, growth and large cap equities continued to be perceived as safe havens. Microcap stocks experienced a period of significant outperformance as risks around escalating trade disputes reached a feverish pitch in the second quarter of 2018. While the environment has certainly changed as we entered the fourth quarter of 2018, market participants spent most of the year favoring: growth and risk factors, sector leadership from Healthcare and Technology, companies with negative earnings outperforming those with positive earnings, and an IPO market that was open to the riskiest of issuers. All of this took place against a backdrop of good economic numbers in the U.S.: solid Gross Domestic Product (GDP) growth, strong labor markets and robust corporate earnings.

Rising interest rates coupled with a flattening yield curve has certainly complicated the outlook, but this has been a good year for the American economy.

This far into an economic recovery, with the U.S. Federal Reserve (Fed) raising rates to preempt inflationary pressures, there is considerable debate around the timing of the next recession. We cannot tell you when the next recession will occur, but we believe the herd of strategists calling for it in 2020 will most likely be proven wrong. Recession speculation aside, the market must continue to digest the reality of slowing corporate earnings growth, continued inflationary pressures, and a fiscal policy backdrop that is less accommodative than what the U.S. markets have experienced the last two years.

We believe the economy is still strong but there are few discordant signs, such as large non-U.S. economies slowing (U.K., France, Germany, etc.) which is not ideal. We also believe there is continued strength in the labor market with the creation of more than two hundred thousand new jobs per month. With low unemployment at 3.7% as of October 31, 2018, rising wage pressure, and in the absence of immigration reform, we believe this is unlikely to change course in the near term. Headline and core inflation has been rising as measured by the consumer price index (CPI); the year over year pace of core inflation is likely to accelerate, mostly due to wage driven service sector inflation in our view. This should be manageable if the Fed stays ahead of inflation with their “dot plot.” We have been hearing about wage inflation for over two years, even if it is only now beginning to be captured in the official data. We believe rates rises have played out exactly as the Fed has led us to anticipate, but we are beginning to see highly levered companies be penalized, and we expect this to continue. Business sentiment is still strong, near record levels. Consumer sentiment is also still strong and at or near record levels. We believe valuations are middle of the range but still need to digest slower corporate earnings growth. We believe that 2018 earnings growth was an anomaly of tax reform and other fiscal stimuli in the face of monetary tightening. We expect earnings growth to slow considerably and believe the early estimates for 2019 growth will prove too optimistic in the face of high capacity utilization, inflationary cost pressures, higher debt service cost and no tailwind from tax reform. With respect to politics, we believe a divided U.S. government may be beneficial as it may make it more difficult for the government to incur higher levels of debt.

The underlying economy is strong and as long as we get improving nominal GDP growth earnings should continue to grow in our view. However, the margin of error is shrinking as earnings growth is becoming more top line dependent (i.e., dependent on the gross revenue reported by a company) further into an economic expansion where inflationary pressures are mounting.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities. •The main risk of real estate related securities is that the value of the underlying real estate may decrease in value.

Composition by Sector(1)

as of October 31, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.4%
Consumer Discretionary	10.3
Consumer Staples	2.0
Energy	3.1
Financials	18.8
Health Care	8.4
Industrials	17.1
Information Technology	15.4
Materials	5.3
Real Estate	6.6
Utilities	3.2

Total	92.6%

Short-Term Investments	9.4
Other Assets & Liabilities	(2.0)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

26

Hartford Schroders Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of May 1, 2018 through October 31, 2018. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Annualized expense ratio
Hartford Schroders Emerging Markets Equity Fund
Class A	$1,000.00	$843.50	$6.74	$1,000.00	$1,017.90	$7.38	1.45%
Class C	$1,000.00	$840.50	$10.25	$1,000.00	$1,014.07	$11.22	2.21%
Class I	$1,000.00	$844.40	$5.86	$1,000.00	$1,018.85	$6.41	1.26%
Class R3	$1,000.00	$842.20	$8.08	$1,000.00	$1,016.43	$8.84	1.74%
Class R4	$1,000.00	$843.00	$6.88	$1,000.00	$1,017.75	$7.53	1.48%
Class R5	$1,000.00	$845.00	$5.58	$1,000.00	$1,019.16	$6.11	1.20%
Class Y	$1,000.00	$845.20	$5.21	$1,000.00	$1,019.56	$5.70	1.12%
Class F	$1,000.00	$845.00	$5.07	$1,000.00	$1,019.71	$5.55	1.09%
Class SDR	$1,000.00	$845.30	$5.07	$1,000.00	$1,019.71	$5.55	1.09%

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class A	$1,000.00	$950.60	$5.36	$1,000.00	$1,019.71	$5.55	1.09%
Class C	$1,000.00	$946.60	$9.42	$1,000.00	$1,015.53	$9.75	1.92%
Class I	$1,000.00	$950.60	$4.38	$1,000.00	$1,020.72	$4.53	0.89%
Class R3	$1,000.00	$951.90	$5.22	$1,000.00	$1,019.86	$5.40	1.06%
Class R4	$1,000.00	$951.10	$4.62	$1,000.00	$1,020.47	$4.79	0.94%
Class R5	$1,000.00	$951.60	$4.18	$1,000.00	$1,020.92	$4.33	0.85%
Class Y	$1,000.00	$951.80	$3.74	$1,000.00	$1,021.37	$3.87	0.76%
Class F	$1,000.00	$952.10	$3.69	$1,000.00	$1,021.43	$3.82	0.75%
Class SDR	$1,000.00	$951.30	$3.64	$1,000.00	$1,021.48	$3.77	0.74%

Hartford Schroders Global Strategic Bond Fund
Class A	$1,000.00	$986.10	$5.16	$1,000.00	$1,020.01	$5.24	1.03%
Class C	$1,000.00	$984.20	$8.45	$1,000.00	$1,016.69	$8.59	1.69%
Class I	$1,000.00	$988.60	$3.86	$1,000.00	$1,021.32	$3.92	0.77%
Class R3	$1,000.00	$987.80	$4.51	$1,000.00	$1,020.67	$4.58	0.90%
Class R4	$1,000.00	$988.00	$4.31	$1,000.00	$1,020.87	$4.38	0.86%
Class R5	$1,000.00	$988.50	$4.31	$1,000.00	$1,020.87	$4.38	0.86%
Class Y	$1,000.00	$988.80	$3.51	$1,000.00	$1,021.68	$3.57	0.70%
Class F	$1,000.00	$989.00	$3.21	$1,000.00	$1,021.98	$3.26	0.64%
Class SDR	$1,000.00	$990.00	$3.21	$1,000.00	$1,021.98	$3.26	0.64%

27

Hartford Schroders Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses paid during the period May 1, 2018 through October 31, 2018	Annualized expense ratio

Hartford Schroders International Multi-Cap Value Fund
Class A	$1,000.00	$884.30	$5.22	$1,000.00	$1,019.66	$5.60	1.10%
Class C	$1,000.00	$880.20	$8.86	$1,000.00	$1,015.78	$9.50	1.87%
Class I	$1,000.00	$885.30	$4.09	$1,000.00	$1,020.87	$4.38	0.86%
Class R3	$1,000.00	$883.60	$6.79	$1,000.00	$1,018.00	$7.27	1.43%
Class R4	$1,000.00	$883.90	$5.56	$1,000.00	$1,019.31	$5.96	1.17%
Class R5	$1,000.00	$885.20	$4.09	$1,000.00	$1,020.87	$4.38	0.86%
Class Y	$1,000.00	$885.60	$3.90	$1,000.00	$1,021.07	$4.18	0.82%
Class F	$1,000.00	$885.90	$3.57	$1,000.00	$1,021.43	$3.82	0.75%
Class SDR	$1,000.00	$886.60	$3.57	$1,000.00	$1,021.43	$3.82	0.75%

Hartford Schroders International Stock Fund
Class A	$1,000.00	$910.20	$5.49	$1,000.00	$1,019.46	$5.80	1.14%
Class C	$1,000.00	$907.00	$9.37	$1,000.00	$1,015.38	$9.91	1.95%
Class I	$1,000.00	$911.80	$4.14	$1,000.00	$1,020.87	$4.38	0.86%
Class R3	$1,000.00	$911.00	$4.77	$1,000.00	$1,020.22	$5.04	0.99%
Class R4	$1,000.00	$911.80	$4.63	$1,000.00	$1,020.37	$4.89	0.96%
Class R5	$1,000.00	$911.80	$4.48	$1,000.00	$1,020.52	$4.74	0.93%
Class Y	$1,000.00	$911.90	$3.90	$1,000.00	$1,021.12	$4.13	0.81%
Class F	$1,000.00	$911.80	$3.86	$1,000.00	$1,021.17	$4.08	0.80%
Class SDR	$1,000.00	$911.80	$3.86	$1,000.00	$1,021.17	$4.08	0.80%

Hartford Schroders Tax-Aware Bond Fund
Class A	$1,000.00	$997.50	$3.57	$1,000.00	$1,021.63	$3.62	0.71%
Class C	$1,000.00	$992.00	$7.73	$1,000.00	$1,017.44	$7.83	1.54%
Class I	$1,000.00	$998.00	$2.32	$1,000.00	$1,022.89	$2.35	0.46%
Class Y	$1,000.00	$997.80	$2.42	$1,000.00	$1,022.79	$2.45	0.48%
Class F	$1,000.00	$997.90	$2.32	$1,000.00	$1,022.89	$2.35	0.46%
Class SDR	$1,000.00	$998.00	$2.32	$1,000.00	$1,022.89	$2.35	0.46%

Hartford Schroders US Small Cap Opportunities Fund
Class A	$1,000.00	$990.30	$6.72	$1,000.00	$1,018.45	$6.82	1.34%
Class C	$1,000.00	$986.40	$10.46	$1,000.00	$1,014.67	$10.61	2.09%
Class I	$1,000.00	$991.50	$5.22	$1,000.00	$1,019.96	$5.30	1.04%
Class R3	$1,000.00	$988.80	$7.92	$1,000.00	$1,017.24	$8.03	1.58%
Class R4	$1,000.00	$991.10	$5.62	$1,000.00	$1,019.56	$5.70	1.12%
Class R5	$1,000.00	$991.50	$5.27	$1,000.00	$1,019.91	$5.35	1.05%
Class Y	$1,000.00	$991.80	$4.77	$1,000.00	$1,020.42	$4.84	0.95%
Class F	$1,000.00	$991.80	$4.77	$1,000.00	$1,020.42	$4.84	0.95%
Class SDR	$1,000.00	$992.20	$4.77	$1,000.00	$1,020.42	$4.84	0.95%

Hartford Schroders US Small/Mid Cap Opportunities Fund
Class A	$1,000.00	$990.60	$6.27	$1,000.00	$1,018.90	$6.36	1.25%
Class C	$1,000.00	$986.60	$10.11	$1,000.00	$1,015.02	$10.26	2.02%
Class I	$1,000.00	$991.60	$4.97	$1,000.00	$1,020.22	$5.04	0.99%
Class R3	$1,000.00	$988.80	$8.02	$1,000.00	$1,017.14	$8.13	1.60%
Class R4	$1,000.00	$990.20	$6.52	$1,000.00	$1,018.65	$6.61	1.30%
Class R5	$1,000.00	$991.60	$5.02	$1,000.00	$1,020.16	$5.09	1.00%
Class Y	$1,000.00	$991.60	$4.72	$1,000.00	$1,020.47	$4.79	0.94%
Class F	$1,000.00	$991.60	$4.52	$1,000.00	$1,020.67	$4.58	0.90%
Class SDR	$1,000.00	$992.40	$4.52	$1,000.00	$1,020.67	$4.58	0.90%

28

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Argentina - 0.2%
641,948	BBVA Banco Frances S.A. ADR	$7,042,169

	Brazil - 9.6%
2,886,307	B3 S.A. - Brasil Bolsa Balcao	20,583,794
2,215,113	Banco Bradesco S.A. ADR	20,312,586
869,100	Equatorial Energia S.A.	15,878,035
4,734,827	Itau Unibanco Holding S.A. ADR	62,357,672
2,610,100	Klabin S.A.	13,094,335
3,268,886	Lojas Renner S.A.	33,027,036
345,139	Pagseguro Digital Ltd. Class A*(1)	9,315,302
2,172,047	Petroleo Brasileiro S.A. ADR	34,595,960
882,777	Raia Drogasil S.A.	14,901,532
3,246,480	Vale S.A. ADR	49,021,848
3,138,010	WEG S.A.	15,177,799

		288,265,899

	Chile - 0.6%
617,887	Banco Santander Chile ADR	18,202,951

	China - 24.6%
863,473	Alibaba Group Holding Ltd. ADR*	122,854,938
4,690,000	Anhui Conch Cement Co., Ltd. Class H	24,308,924
115,658,320	China Construction Bank Corp. Class H	91,780,285
11,309,800	China Pacific Insurance Group Co., Ltd. Class H	42,224,022
78,217,600	China Petroleum & Chemical Corp. Class H	63,714,167
33,143,000	CNOOC Ltd.	56,441,828
12,568,000	Guangzhou Automobile Group Co., Ltd. Class H	12,738,217
25,114,000	Industrial & Commercial Bank of China Ltd. Class H	17,039,160
317,990	iQIYI, Inc. ADR*(1)	6,245,324
1,747,045	Meituan Dianping Class B*(1)	11,295,045
5,819,743	Midea Group Co., Ltd. Class A	31,155,309
316,545	New Oriental Education & Technology Group, Inc. ADR*	18,521,048
34,816,000	PICC Property & Casualty Co., Ltd. Class H	33,842,531
2,662,000	Shenzhou International Group Holdings Ltd.	29,512,512
4,634,100	Tencent Holdings Ltd.	158,760,837
2,983,900	Zhuzhou CRRC Times Electric Co., Ltd. Class H	15,995,622

		736,429,769

	Egypt - 0.5%
970,991	Commercial International Bank Egypt S.A.E.	4,350,495
2,591,827	Commercial International Bank Egypt S.A.E. GDR	11,261,488

		15,611,983

	Greece - 1.1%
8,344,823	Alpha Bank A.E.*	12,593,345
1,481,747	Hellenic Telecommunications Organization S.A.	16,513,182
2,467,998	National Bank of Greece S.A.*	4,271,531

		33,378,058

	Hong Kong - 5.1%
8,104,200	AIA Group Ltd.	61,648,997
12,502,000	China Mengniu Dairy Co., Ltd.*	36,991,927
3,587,000	China Mobile Ltd.	33,602,579
6,008,000	China Resources Beer Holdings Co., Ltd.	20,935,619

		153,179,122

	Hungary - 2.0%
1,468,603	MOL Hungarian Oil & Gas plc	15,398,674
667,222	OTP Bank Nyrt	23,970,237
1,115,867	Richter Gedeon Nyrt	20,727,762

		60,096,673

	India - 5.5%
1,931,160	HDFC Bank Ltd.	49,927,583
1,043,839	Hindustan Unilever Ltd.	22,916,963
5,820,918	Infosys Ltd.	53,791,417
6,035,626	ITC Ltd.	22,872,209

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	India - 5.5% - (continued)
165,922	Maruti Suzuki India Ltd.	$14,846,508

		164,354,680

	Indonesia - 0.4%
22,323,600	Astra International Tbk PT	11,611,951

	Mexico - 2.0%
1,956,873	America Movil S.A.B. de C.V. Class L, ADR	28,159,403
382,516	Fomento Economico Mexicano S.A.B. de C.V. ADR	32,540,636

		60,700,039

	Pakistan - 0.2%
3,442,700	Habib Bank Ltd.	3,787,945
2,668,800	United Bank Ltd.	3,021,717

		6,809,662

	Peru - 0.9%
115,971	Credicorp Ltd.	26,175,814

	Poland - 2.8%
911,367	Bank Polska Kasa Opieki S.A.	24,845,937
168,054	PLAY Communications S.A.(2)	721,300
4,079,982	Powszechna Kasa Oszczednosci Bank Polski S.A.	42,372,289
1,640,630	Powszechny Zaklad Ubezpieczen S.A.	16,719,621

		84,659,147

	Russia - 6.3%
1,322,167	LUKOIL PJSC ADR	98,581,229
193,742	Novatek PJSC GDR	32,676,025
4,299,721	Sberbank of Russia PJSC ADR	50,592,362
252,083	X5 Retail Group N.V. GDR	5,918,091

		187,767,707

	South Africa - 3.5%
1,378,925	Absa Group Ltd.	13,933,052
1,497,986	AVI Ltd.	10,154,116
432,432	Bid Corp. Ltd.	8,096,773
6,203,609	FirstRand Ltd.	27,095,264
261,478	Naspers Ltd. Class N	45,863,462

		105,142,667

	South Korea - 17.1%
95,932	Amorepacific Corp.	12,961,533
949,164	DGB Financial Group, Inc.	7,850,756
825,398	Hana Financial Group, Inc.	27,804,040
273,583	Hyundai Motor Co.	25,624,576
147,329	Korea Kolmar Co., Ltd.	7,035,609
50,910	Korea Zinc Co., Ltd.	16,979,452
143,466	LG Chem Ltd.	43,839,708
66,946	LG Innotek Co., Ltd.	7,346,831
13,888	Medy-Tox, Inc.	5,689,462
195,518	NAVER Corp.	19,689,510
62,393	NCSoft Corp.	23,581,870
128,240	Samsung C&T Corp.	12,273,562
4,953,520	Samsung Electronics Co., Ltd.	185,438,934
953,968	Shinhan Financial Group Co., Ltd.	35,531,304
77,577	SK Holdings Co., Ltd.	17,862,576
173,399	SK Hynix, Inc.	10,443,015
274,067	SK Innovation Co., Ltd.	51,434,147

		511,386,885

	Taiwan - 10.6%
13,989,036	ASE Technology Holding, Co., Ltd.*	28,214,819
28,437,489	Cathay Financial Holding Co., Ltd.	45,149,420
691,000	Ennoconn Corp.	4,595,792
13,414,570	Hon Hai Precision Industry Co., Ltd.	34,147,437
313,000	Largan Precision Co., Ltd.	34,199,443
22,942,139	Taiwan Semiconductor Manufacturing Co., Ltd.	172,235,405

		318,542,316

The accompanying notes are an integral part of these financial statements.

29

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Thailand - 2.5%
2,819,300	Bangkok Bank PCL NVDR	$17,621,104
1,061,775	Kasikornbank PCL	6,393,580
4,711,325	Kasikornbank PCL NVDR	28,360,595
4,379,400	PTT Exploration & Production PCL	18,429,149
6,550,100	Thai Beverage PCL(1)	2,958,495

		73,762,923

	Turkey - 0.6%
699,771	Tupras Turkiye Petrol Rafinerileri AS	16,510,158

	United Arab Emirates - 0.6%
759,625	DP World Ltd.	13,665,654
3,859,195	Emaar Properties PJSC	5,354,623

		19,020,277

	Total Common Stocks (cost $2,523,080,532)	$2,898,650,850

PREFERRED STOCKS - 0.3%
	South Korea - 0.3%
169,823	Hyundai Motor Co., 3.94%	$10,570,186

	Total Preferred Stocks (cost $14,631,493)	$10,570,186

	Total Long-Term Investments (cost $2,537,712,025)	$2,909,221,036

SHORT-TERM INVESTMENTS - 3.5%
	Other Investment Pools & Funds - 3.2%
94,400,634	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 2.00%(3)	$94,400,634

	Securities Lending Collateral - 0.3%
458,959	Citibank NA DDCA, 2.19%, 11/1/2018(3)	458,959
3,554,128	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(3)	3,554,128
1,044,575	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(3)	1,044,575
2,535,578	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(3)	2,535,578
485,214	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(3)	485,214
1,100,725	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(3)	1,100,725

		9,179,179

	Total Short-Term Investments (cost $103,579,813)	$103,579,813

Total Investments (cost $2,641,291,838)	100.5%	$3,012,800,849
Other Assets and Liabilities	(0.5)%	(13,999,040)

Total Net Assets	100.0%	$2,998,801,809

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2018, the aggregate value of this security was $721,300, representing 0.0% of total net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas

The accompanying notes are an integral part of these financial statements.

30

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued)

October 31, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$7,042,169	$7,042,169	$—	$—
Brazil	288,265,899	288,265,899	—	—
Chile	18,202,951	18,202,951	—	—
China	736,429,769	158,916,355	577,513,414	—
Egypt	15,611,983	15,611,983	—	—
Greece	33,378,058	—	33,378,058	—
Hong Kong	153,179,122	—	153,179,122	—
Hungary	60,096,673	—	60,096,673	—
India	164,354,680	—	164,354,680	—
Indonesia	11,611,951	—	11,611,951	—
Mexico	60,700,039	60,700,039	—	—
Pakistan	6,809,662	6,809,662	—	—
Peru	26,175,814	26,175,814	—	—
Poland	84,659,147	—	84,659,147	—
Russia	187,767,707	1,769,864	185,997,843	—
South Africa	105,142,667	10,154,116	94,988,551	—
South Korea	511,386,885	—	511,386,885	—
Taiwan	318,542,316	—	318,542,316	—
Thailand	73,762,923	18,429,149	55,333,774	—
Turkey	16,510,158	—	16,510,158	—
United Arab Emirates	19,020,277	13,665,654	5,354,623	—
Preferred Stocks	10,570,186	—	10,570,186	—
Short-Term Investments	103,579,813	103,579,813	—	—

Total	$3,012,800,849	$729,323,468	$2,283,477,381	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

31

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 35.4%
		Austria - 0.6%
$	278,000	ESAL GmbH 6.25%, 02/05/2023(1)	$272,788
	350,000	JBS Investments II GmbH 7.00%, 01/15/2026(1)	345,625

			618,413

		Bermuda - 0.7%
	1,080,000	Digicel Group Ltd. 8.25%, 09/30/2020(1)	772,211

		Brazil - 0.4%
	400,000	Light Servicos de Electricidade S.A. 7.25%, 05/03/2023(1)	390,004

		British Virgin Islands - 2.1%
	765,000	China Railway Xunjie Co., Ltd. 3.25%, 07/28/2026(2)	701,853
	935,000	CLP Power Hong Kong Financing Ltd. 3.13%, 05/06/2025(2)	883,862
	600,000	Talent Yield Investments Ltd. 4.50%, 04/25/2022(1)	600,891

			2,186,606

		Canada - 0.9%
	945,000	Canacol Energy Ltd. 7.25%, 05/03/2025(1)	907,209

		Cayman Islands - 3.2%
	353,000	361 Degrees International Ltd. 7.25%, 06/03/2021(2)	335,318
	715,000	Alibaba Group Holding Ltd. 3.60%, 11/28/2024	695,656
	1,033,000	Braskem Finance Ltd. 7.38%, 11/08/2018(1)(3)	1,036,874
	1,190,000	CSN Islands XII Corp. 7.00%, 12/23/2018(1)(3)	889,537
	418,000	Gol Finance, Inc. 7.00%, 01/31/2025(1)	366,241

			3,323,626

		Chile - 1.6%
	1,147,800	Empresa Electrica Angamos S.A. 4.88%, 05/25/2029(1)	1,117,900
	540,000	Empresa Nacional del Petroleo 4.38%, 10/30/2024(1)	524,988

			1,642,888

		China - 0.6%
	702,000	Bank of China Ltd. 3.88%, 06/30/2025(2)	685,473

		Colombia - 2.1%
	905,000	Credivalores-Crediservicios SAS 9.75%, 07/27/2022(1)(4)	884,185
	1,041,000	Ecopetrol S.A. 5.88%, 05/28/2045	992,073
COP	1,298,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	343,169

			2,219,427

		Hong Kong - 1.7%
$	1,170,000	Beijing State-Owned Assets Management Hong Kong Co., Ltd. 4.13%, 05/26/2025(2)	1,120,952
	740,000	CRCC Yuxiang Ltd. 3.50%, 05/16/2023(2)	716,184

			1,837,136

		Indonesia - 0.8%
	915,000	ABM Investama Tbk PT 7.13%, 08/01/2022(1)	827,516

		Ireland - 0.7%
	769,000	C&W Senior Financing Designated Activity Co. 6.88%, 09/15/2027(1)	732,472

		Luxembourg - 1.3%
	540,000	Hidrovias International Finance S.a.r.l. 5.95%, 01/24/2025(1)(4)	500,850
	895,000	JSL Europe S.A. 7.75%, 07/26/2024(1)	828,322

			1,329,172

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 35.4% - (continued)
		Mexico - 8.1%
$	290,000	Alfa S.A.B. de C.V. 6.88%, 03/25/2044(1)	$289,495
	575,000	Alpek S.A.B. de C.V. 4.50%, 11/20/2022(1)	562,068
	950,000	Alpha Holding S.A. de C.V. 10.00%, 12/19/2022(1)	788,272
	835,000	Axtel S.A.B. de C.V. 6.38%, 11/14/2024(1)	798,469
	950,000	Banco Mercantil del Norte S.A. 5 year CMT + 5.035%, 6.88%, 07/06/2022(1)(3)(5)	934,335
	1,115,310	Cometa Energia S.A. de C.V. 6.38%, 04/24/2035(1)	1,077,445
	790,000	Credito Real S.A.B. de C.V. SOFOM ER 9.13%, 11/29/2022(1)(3)(5)	774,998
	263,912	Mexico Generadora de Energia S de rl 5.50%, 12/06/2032(1)	256,063
	1,940,000	Petroleos Mexicanos 5.63%, 01/23/2046	1,503,112
	215,000	Sixsigma Networks Mexico S.A. de C.V. 7.50%, 05/02/2025(1)	202,906
	575,000	TV Azteca S.A.B. de C.V. 8.25%, 08/09/2024(2)	568,071
	835,000	Unifin Financiera S.A.B. de C.V. SOFOM ENR 7.25%, 09/27/2023(1)	807,028

			8,562,262

		Netherlands - 1.7%
	945,000	Metinvest B.V. 7.75%, 04/23/2023(1)	907,200
	1,115,000	Nostrum Oil & Gas Finance B.V. 7.00%, 02/16/2025(1)	897,575

			1,804,775

		Panama - 1.0%
	1,100,000	AES El Salvador Trust II 6.75%, 03/28/2023(1)	1,009,261

		Peru - 0.7%
	810,000	Petroleos del Peru S.A. 4.75%, 06/19/2032(1)	750,465

		Singapore - 0.6%
	715,000	SingTel Group Treasury Pte Ltd. 3.25%, 06/30/2025(2)	685,034

		South Africa - 2.0%
	2,235,000	Eskom Holdings SOC Ltd. 6.75%, 08/06/2023(1)	2,089,725

		South Korea - 1.3%
	725,000	Hyundai Capital Services, Inc. 3.00%, 03/06/2022(1)	697,838
	740,000	Kia Motors Corp. 3.00%, 04/25/2023(1)	702,110

			1,399,948

		Spain - 0.9%
	945,000	AI Candelaria Spain SLU 7.50%, 12/15/2028(1)	929,691

		Turkey - 1.4%
	370,000	Akbank Turk AS 5 year USD Swap + 4.029%, 6.80%, 04/27/2028(1)(5)	296,048
	310,000	Turk Telekomunikasyon AS 4.88%, 06/19/2024(1)(4)	268,163
	1,040,000	Turkcell Iletisim Hizmetleri AS 5.80%, 04/11/2028(1)	899,267

			1,463,478

		United Kingdom - 1.0%
	1,070,000	MARB BondCo plc 6.88%, 01/19/2025(1)	1,005,479

		Total Corporate Bonds (cost $39,116,028)	$37,172,271

The accompanying notes are an integral part of these financial statements.

32

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.5%
		Argentina - 11.7%
		Argentine Republic Government International Bond
$	950,000	6.88%, 04/22/2021	$908,675
	3,350,000	6.88%, 01/26/2027(4)	2,788,875
	1,195,000	7.50%, 04/22/2026	1,042,638
		Provincia de Buenos Aires
	5,138,000	7.88%, 06/15/2027(1)	4,015,398
	1,291,000	9.13%, 03/16/2024(1)	1,152,230
	2,610,000	Provincia de Cordoba 7.13%, 06/10/2021(1)	2,414,250

			12,322,066

		Bahrain - 1.0%
	1,065,000	Bahrain Government International Bond 7.00%, 10/12/2028(1)	1,039,589

		Brazil - 4.3%
		Brazil Notas do Tesouro Nacional
BRL	10,825,000	10.00%, 01/01/2023	2,985,638
	4,199,000	10.00%, 01/01/2025	1,146,589
	1,418,000	10.00%, 01/01/2027	381,460

			4,513,687

		Cameroon - 1.5%
$	1,470,000	Republic of Cameroon International Bond 9.50%, 11/19/2025(1)	1,530,091

		Colombia - 0.4%
		Colombia Government International Bond
COP	766,000,000	4.38%, 03/21/2023	227,278
	582,000,000	7.75%, 04/14/2021	188,972

			416,250

		Ecuador - 1.7%
		Ecuador Government International Bond
$	520,000	10.50%, 03/24/2020(1)	533,000
	1,237,000	10.75%, 03/28/2022(1)	1,274,110

			1,807,110

		Egypt - 0.8%
	905,000	Egypt Government International Bond 7.90%, 02/21/2048(1)	809,370

		Ghana - 1.5%
	1,620,000	Ghana Government International Bond 8.63%, 06/16/2049(1)	1,519,644

		Indonesia - 3.1%
		Indonesia Treasury Bond
IDR	17,443,000,000	5.63%, 05/15/2023	1,029,197
	19,664,000,000	7.00%, 05/15/2027	1,165,418
	15,592,000,000	8.75%, 05/15/2031	1,019,866

			3,214,481

		Italy - 1.0%
EUR	990,000	Italy Buoni Poliennali Del Tesoro 2.80%, 12/01/2028	1,064,116

		Lebanon - 4.0%
		Lebanon Government International Bond
$	820,000	6.00%, 01/27/2023(2)	705,740
	875,000	6.25%, 05/27/2022	769,921
	1,675,000	6.40%, 05/26/2023	1,449,009
	735,000	6.85%, 03/23/2027(2)	594,858
	705,000	8.25%, 04/12/2021(2)	674,713

			4,194,241

		Mongolia - 1.5%
	1,615,000	Development Bank of Mongolia LLC 7.25%, 10/23/2023(1)(4)	1,576,644

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.5% - (continued)
		Nigeria - 0.5%
$	640,000	Nigeria Government International Bond 7.63%, 11/28/2047(1)	$564,250

		Peru - 1.1%
	520,000	Corp. Financiera de Desarrollo S.A. 4.75%, 07/15/2025(1)	517,405
PEN	1,980,000	Peru Government Bond 6.95%, 08/12/2031	626,917

			1,144,322

		Qatar - 4.9%
$	5,120,000	Qatar Government International Bond 3.88%, 04/23/2023(1)	5,131,264

		Russia - 1.2%
		Russian Federal Bond - OFZ
RUB	52,620,000	7.00%, 12/15/2021	774,525
	35,690,000	7.00%, 01/25/2023	521,520

			1,296,045

		Saudi Arabia - 1.4%
$	1,540,000	Saudi Government International Bond 2.88%, 03/04/2023(1)	1,463,308

		South Africa - 2.0%
		Republic of South Africa Government Bond
ZAR	6,990,000	6.25%, 03/31/2036	326,214
	17,640,000	7.00%, 02/28/2031	949,840
	6,870,000	8.75%, 02/28/2048	400,814
	6,910,000	9.00%, 01/31/2040	416,284

			2,093,152

		Tajikistan - 1.2%
$	1,455,000	Republic of Tajikistan International Bond 7.13%, 09/14/2027(1)(4)	1,295,678

		Turkey - 9.7%
	895,000	Export Credit Bank of Turkey 5.00%, 09/23/2021(1)(4)	824,574
		Turkey Government Bond
TRY	3,630,000	9.50%, 01/12/2022	478,948
	1,811,000	12.20%, 01/18/2023	255,956
		Turkey Government International Bond
$	600,000	5.63%, 03/30/2021	584,966
	700,000	5.75%, 03/22/2024	652,044
	4,815,000	7.00%, 06/05/2020	4,846,124
	2,590,000	7.25%, 12/23/2023	2,570,834

			10,213,446

		Ukraine - 4.0%
	4,448,000	Ukraine Government International Bond 7.75%, 09/01/2023(1)	4,230,929

		Total Foreign Government Obligations (cost $64,058,633)	$61,439,683

		Total Long-Term Investments (cost $103,174,661)	$98,611,954

SHORT-TERM INVESTMENTS - 6.5%
		Securities Lending Collateral - 5.3%
	276,791	Citibank NA DDCA, 2.19%, 11/1/2018(6)	$276,791
	2,143,436	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(6)	2,143,436
	629,966	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(6)	629,966
	1,529,166	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(6)	1,529,166

The accompanying notes are an integral part of these financial statements.

33

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 6.5% - (continued)
		Securities Lending Collateral - 5.3% - (continued)
$	292,625	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(6)	$292,625
	663,829	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(6)	663,829

			5,535,813

		U.S. Treasury Bill - 1.2%
	1,285,000	U.S. Treasury Bill 0.01%, 11/01/2018(7)	1,285,000

		Total Short-Term Investments (cost $6,820,813)	$6,820,813

Total Investments (cost $109,995,474)	100.4%	$105,432,767
Other Assets and Liabilities	(0.4)%	(389,786)

Total Net Assets	100.0%	$105,042,981

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by
Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities was $58,176,417, representing 55.4% of total net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities was $7,672,058, representing 7.3% of total net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2018.

(6)	Current yield as of period end.

(7)	The rate shown represents current yield to maturity.

OTC Credit Default Swap Contracts Outstanding at October 31, 2018
Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Argentine Republic Government International Bond	CBK	USD	3,400,000	5.00%	12/20/18	Quarterly	$5,383	$—	$26,698	$21,315
Indonesia Government International Bond	CBK	USD	3,250,000	1.00%	12/20/23	Quarterly	—	(87,830)	(84,038)	3,792
Turkey Government International Bond	CBK	USD	1,100,000	1.00%	12/20/18	Quarterly	—	(6,984)	(1,733)	5,251

Total							$5,383	$(94,814)	$(59,073)	$30,358

Total single-name issues							$5,383	$(94,814)	$(59,073)	$30,358

Total OTC contracts							$5,383	$(94,814)	$(59,073)	$30,358

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at October 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
37,420,000	ARS	940,201	USD	CBK	12/21/18	$36,976	$—
35,900,000	ARS	887,516	USD	CBK	01/03/19	35,767	—
46,420,000	ARS	1,096,622	USD	CBK	01/10/19	85,652	—
46,110,000	ARS	1,090,071	USD	CBK	01/14/19	77,842	—
44,690,000	ARS	1,100,739	USD	CBK	01/18/19	25,010	—
102,430,000	ARS	2,276,222	USD	CBK	04/26/19	45,985	—
3,951,257	BRL	1,097,419	USD	CBK	11/08/18	—	(36,801)
11,300,000	BRL	2,887,810	USD	CBK	11/13/18	144,063	—

The accompanying notes are an integral part of these financial statements.

34

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Foreign Currency Contracts Outstanding at October 31, 2018 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
15,640,000	BRL	3,899,763	USD	CBK	11/26/18	$291,764	$—
6,810,000	BRL	1,886,427	USD	CBK	01/28/19	—	(70,501)
3,470,000,000	COP	1,143,705	USD	CBK	11/21/18	—	(66,955)
2,517,000,000	COP	831,929	USD	CBK	12/06/18	—	(51,421)
2,537,450,000	COP	827,744	USD	CBK	01/10/19	—	(41,812)
3,437,719	EUR	3,967,850	USD	CBK	11/23/18	—	(67,001)
2,760,000	EUR	3,224,612	USD	CBK	01/15/19	—	(75,816)
1,860,000	EUR	2,137,290	USD	CBK	01/30/19	—	(12,258)
20,790,000	MXN	1,082,356	USD	CBK	12/19/18	—	(67,383)
22,340,000	MXN	1,136,033	USD	CBK	12/27/18	—	(46,918)
20,570,000	MXN	1,044,795	USD	CBK	01/17/19	—	(45,269)
40,980,000	MXN	2,065,518	USD	CBK	01/22/19	—	(75,857)
10,490,000	TRY	1,631,011	USD	CBK	01/11/19	165,554	—
1,151,861	USD	46,420,000	ARS	CBK	01/10/19	—	(30,413)
1,141,337	USD	46,110,000	ARS	CBK	01/14/19	—	(26,577)
1,062,594	USD	3,951,257	BRL	CBK	11/08/18	1,976	—
2,941,942	USD	11,300,000	BRL	CBK	11/13/18	—	(89,930)
112,440	USD	440,000	BRL	CBK	11/26/18	—	(5,480)
3,700,998	USD	15,200,000	BRL	CBK	11/26/18	—	(372,609)
1,806,845	USD	6,810,000	BRL	CBK	01/28/19	—	(9,080)
1,157,701	USD	3,470,207,424	COP	CBK	11/21/18	80,887	—
809,325	USD	2,517,000,000	COP	CBK	12/06/18	28,817	—
831,951	USD	2,537,450,000	COP	UBS	01/10/19	46,019	—
2,007,594	USD	1,720,000	EUR	UBS	11/23/18	55,875	—
1,982,729	USD	1,703,870	EUR	CBK	11/23/18	49,314	—
3,220,834	USD	2,760,000	EUR	UBS	01/15/19	72,039	—
2,128,805	USD	1,860,000	EUR	UBS	01/30/19	3,773	—
1,075,406	USD	930,000	EUR	CBK	04/25/19	5,168	—
1,082,262	USD	20,790,000	MXN	CBK	12/19/18	67,289	—
1,137,929	USD	22,340,000	MXN	CBK	12/27/18	48,814	—
1,040,639	USD	21,410,000	MXN	UBS	01/07/19	—	(1,399)
1,075,590	USD	20,570,000	MXN	CBK	01/17/19	76,064	—
2,119,057	USD	40,980,000	MXN	CBK	01/22/19	129,396	—
2,105,112	USD	42,310,000	MXN	UBS	01/31/19	53,544	—
1,746,284	USD	10,490,000	TRY	JPM	01/11/19	—	(50,281)
2,175,511	USD	33,980,000	ZAR	UBS	11/07/18	—	(125,932)
822,255	USD	12,269,306	ZAR	CBK	11/27/18	—	(6,603)
2,220,932	USD	33,000,000	ZAR	JPM	12/04/18	—	(6,401)
1,059,083	USD	15,670,000	ZAR	CBK	12/10/18	2,245	—
2,208,914	USD	33,150,000	ZAR	CBK	12/18/18	—	(24,559)
2,290,638	USD	32,740,000	ZAR	JPM	12/27/18	87,310	—
1,002,392	USD	14,780,000	ZAR	JPM	12/27/18	7,731	—
2,156,069	USD	31,730,000	ZAR	JPM	01/07/19	23,648	—
1,073,085	USD	15,860,000	ZAR	CBK	01/07/19	7,211	—
2,124,820	USD	30,810,000	ZAR	JPM	01/14/19	56,285	—
2,254,835	USD	32,370,000	ZAR	JPM	01/22/19	84,029	—
4,251,691	USD	63,660,000	ZAR	CBK	01/31/19	—	(12,656)
33,980,000	ZAR	2,228,042	USD	CBK	11/07/18	73,401	—
12,269,306	ZAR	852,507	USD	JPM	11/27/18	—	(23,650)
33,000,000	ZAR	2,157,059	USD	CBK	12/04/18	70,274	—
15,670,000	ZAR	1,077,541	USD	CBK	12/10/18	—	(20,703)
33,150,000	ZAR	2,239,403	USD	UBS	12/18/18	—	(5,930)
31,420,000	ZAR	2,116,039	USD	JPM	12/27/18	—	(1,543)
16,100,000	ZAR	1,104,667	USD	UBS	12/27/18	—	(21,173)
15,310,000	ZAR	1,037,539	USD	JPM	01/07/19	—	(8,627)
32,280,000	ZAR	2,189,592	USD	JPM	01/07/19	—	(20,208)
30,880,000	ZAR	2,083,094	USD	UBS	01/22/19	—	(12,211)
32,370,000	ZAR	2,197,401	USD	CBK	01/22/19	—	(26,596)

Total						$2,039,722	$(1,560,553)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

35

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

October 31, 2018

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso

Currency Abbreviations: – (continued)
PEN	Peruvian Sol
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
OTC	Over-the-Counter
PT	Perseroan Terbatas

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$37,172,271	$—	$37,172,271	$—
Foreign Government Obligations	61,439,683	—	61,439,683	—
Short-Term Investments	6,820,813	5,535,813	1,285,000	—
Foreign Currency Contracts(2)	2,039,722	—	2,039,722	—
Swaps - Credit Default(2)	30,358	—	30,358	—

Total	$107,502,847	$5,535,813	$101,967,034	$—

Liabilities
Foreign Currency Contracts(2)	$(1,560,553)	$—	$(1,560,553)	$—

Total	$(1,560,553)	$—	$(1,560,553)	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

36

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 10.5%
		Cayman Islands - 0.8%
$	511,790	ECAF I Ltd. 3.47%, 06/15/2040(1)	$506,336

		United Kingdom - 1.3%
GBP	104,547	Alba plc 3 mo. GBP LIBOR + 0.170%, 0.97%, 03/17/2039(2)(3)	126,461
	53,019	EMF-UK plc 3 mo. GBP LIBOR + 0.980%, 1.78%, 03/13/2046(2)(3)	67,642
	33,277	Eurohome UK Mortgages plc 3 mo. GBP LIBOR + 0.190%, 0.99%, 09/15/2044(2)(3)	42,088
	130,480	Mansard Mortgages plc 3 mo. GBP LIBOR + 0.350%, 1.16%, 10/15/2048(2)(3)	159,261
	66,299	Newgate Funding plc 3 mo. GBP LIBOR + 0.170%, 0.97%, 12/01/2050(2)(3)	81,392
	200,000	Paragon Mortgages No 10 plc 3 mo. GBP LIBOR + 0.320%, 1.12%, 06/15/2041(2)(3)	246,290
	94,547	RMAC Securities No. 1 plc 3 mo. GBP LIBOR + 0.170%, 0.97%, 06/12/2044(2)(3)	115,866

			839,000

		United States - 8.4%
$	92,984	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates 1 mo. USD LIBOR + 0.450%, 2.73%, 10/25/2035(2)	93,276
	150,000	American Express Credit Account Master Trust 1 mo. USD LIBOR + 0.370%, 2.65%, 12/15/2021(2)	150,267
	35,619	AmeriCredit Automobile Receivables Trust 2.08%, 09/08/2020	35,599
	5,861	Asset-Backed Pass-Through Certificates 1 mo. USD LIBOR + 0.720%, 3.00%, 04/25/2035(2)	5,865
	60,708	Bayview Commercial Asset Trust 1 mo. USD LIBOR + 0.270%, 2.55%, 07/25/2037(1)(2)	58,330
	100,000	BX Commercial Mortgage Trust 1 mo. LIBOR + 1.951%, 4.23%, 03/15/2037(1)(2)	100,124
	128,000	Capital One Multi-Asset Execution Trust 1 mo. USD LIBOR + 0.450%, 2.73%, 02/15/2022(2)	128,190
	100,000	Chase Issuance Trust 1 mo. USD LIBOR + 0.370%, 2.65%, 04/15/2021(2)	100,125
	123,237	CLI Funding V LLC 3.22%, 06/18/2028(1)	120,666
	101,000	Cold Storage Trust 1 mo. USD LIBOR + 1.000%, 3.28%, 04/15/2036(1)(2)	101,029
		CWABS Revolving Home Equity Loan Trust
	23,217	1 mo. USD LIBOR + 0.220%, 2.50%, 01/15/2034(2)	22,925
	25,994	1 mo. USD LIBOR + 0.290%, 2.57%, 12/15/2033(2)	25,820
	98,722	Fannie Mae Connecticut Avenue Securities 1 mo. USD LIBOR + 4.900%, 7.18%, 11/25/2024(2)	112,786
	72,822	Flagship Credit Auto Trust 2.77%, 12/15/2020(1)	72,798
	82,604	Flagstar Mortgage Trust 3.50%, 10/25/2047(1)(4)	81,088
	100,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 3.300%, 5.58%, 02/15/2037(1)(2)	99,690
	350,000	Hilton USA Trust 4.19%, 11/05/2038(1)(4)	341,955
	139,000	Hospitality Mortgage Trust 1 mo. USD LIBOR + 0.850%, 3.13%, 05/08/2030(1)(2)	139,001
	100,000	Hyatt Hotel Portfolio Trust 1 mo. USD LIBOR + 2.353%, 4.63%, 08/09/2032(1)(2)	100,092
	12,836	IndyMac INDX Mortgage Loan Trust 1 mo. USD LIBOR + 0.240%, 2.52%, 06/25/2037(2)	12,720
		JP Morgan Mortgage Trust
	251,233	3.00%, 05/25/2047(1)(4)	240,948
	71,705	3.50%, 10/25/2046(1)(4)	70,331
	51,780	3.50%, 08/25/2047(1)(4)	50,726
	90,705	3.50%, 11/25/2048(1)(4)	88,859
	83,730	Nationstar Home Equity Loan Trust 1 mo. USD LIBOR + 0.230%, 2.51%, 03/25/2037(2)	82,971
		One Market Plaza Trust
	130,000	4.02%, 02/10/2032(1)	127,695
	100,000	4.15%, 02/10/2032(1)	97,239

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 10.5% - (continued)
		United States - 8.4% - (continued)
		OneMain Financial Issuance Trust
$	38,590	3.19%, 03/18/2026(1)	$38,618
	295,000	3.66%, 02/20/2029(1)	295,676
		Residential Asset Mortgage Products, Inc.
	250,000	1 mo. USD LIBOR + 0.220%, 2.50%, 12/25/2036(2)	242,271
	250,000	1 mo. USD LIBOR + 0.640%, 2.92%, 05/25/2035(2)	249,015
	61,497	SACO I Trust 1 mo. USD LIBOR + 0.460%, 2.74%, 04/25/2036(2)	60,414
		Santander Drive Auto Receivables Trust
	1,479	2.46%, 06/15/2020	1,479
	27,101	2.65%, 08/17/2020	27,092
	46,960	SASCO Mortgage Loan Trust 1 mo. USD LIBOR + 0.825%, 3.11%, 12/25/2034(2)	46,887
		SoFi Professional Loan Program LLC
	250,000	2.84%, 01/25/2041(1)	242,390
	250,000	2.95%, 02/25/2042(1)	242,010
	100,000	Structured Asset Investment Loan Trust 1 mo. USD LIBOR + 0.480%, 2.76%, 07/25/2035(2)	99,830
	76,250	TAL Advantage V LLC 3.55%, 11/20/2038(1)	75,219
		Towd Point Mortgage Trust
	70,734	2.75%, 10/25/2056(1)(4)	68,979
	104,324	2.75%, 04/25/2057(1)(4)	102,038
	77,022	2.75%, 07/25/2057(1)(4)	75,182
	86,057	2.75%, 10/25/2057(1)(4)	83,639
	72,644	1 mo. USD LIBOR + 0.600%, 2.89%, 02/25/2057(1)(2)	72,368
	89,443	Triton Container Finance IV LLC 3.62%, 08/20/2042(1)	87,191
	94,167	Triton Container Finance V LLC 3.95%, 03/20/2043(1)	92,829
	240,000	Waldorf Astoria Boca Raton Trust 1 mo. USD LIBOR + 1.350%, 3.63%, 06/15/2029(1)(2)	240,069
		WaMu Mortgage Pass-Through Certificates Trust
	249,206	1 mo. USD LIBOR + 0.290%, 2.57%, 10/25/2045(2)	248,225
	31,358	1 mo. USD LIBOR + 0.320%, 2.60%, 08/25/2045(2)	31,317

			5,383,853

		Total Asset & Commercial Mortgage Backed Securities (cost $6,814,477)	$6,729,189

CORPORATE BONDS - 65.0%
		Australia - 1.1%
GBP	250,000	BHP Billiton Finance Ltd. 5 year GBP Swap + 4.817%, 6.50%, 10/22/2077(2)(3)	$356,038
$	40,000	Boral Finance Pty Ltd. 3.00%, 11/01/2022(1)	38,481
	294,000	National Australia Bank Ltd. 3 mo. USD LIBOR + 0.890%, 3.30%, 01/10/2022(1)(2)	297,147

			691,666

		Bermuda - 0.5%
	200,000	Fly Leasing Ltd. 5.25%, 10/15/2024	190,000
	155,000	VOC Escrow Ltd. 5.00%, 02/15/2028(1)	145,700

			335,700

		Canada - 1.6%
	155,000	Bank of Montreal 5 year USD Swap + 1.432%, 3.80%, 12/15/2032(2)	142,068
	50,000	Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%, 4.65%, 10/12/2022(2)(5)	46,060
	28,000	Bausch Health Cos., Inc. 5.50%, 11/01/2025(1)	27,440
	110,000	Cenovus Energy, Inc. 5.40%, 06/15/2047	103,118
	100,000	Enbridge, Inc. 3 mo. USD LIBOR + 3.890%, 6.00%, 01/15/2077(2)	93,496
GBP	450,000	Royal Bank of Canada 3 mo. GBP LIBOR + 0.400%, 1.20%, 09/14/2021(2)(3)	577,341

The accompanying notes are an integral part of these financial statements.

37

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 65.0% - (continued)
		Canada - 1.6% - (continued)
$	36,000	TransCanada PipeLines Ltd. 5.10%, 03/15/2049	$35,887

			1,025,410

		Chile - 0.3%
	200,000	Corp. Nacional del Cobre de Chile 4.50%, 09/16/2025(1)	198,668

		Finland - 1.9%
	1,215,000	Nordea Bank AB 3 mo. USD LIBOR + 0.620%, 3.01%, 09/30/2019(1)(2)	1,219,912

		France - 2.0%
	500,000	Altice France S.A. 7.38%, 05/01/2026(1)	478,595
	593,000	Banque Federative du Credit Mutuel S.A. 2.20%, 07/20/2020(1)	580,533
	250,000	BPCE S.A. 3.00%, 05/22/2022(1)	240,797

			1,299,925

		Germany - 1.6%
	100,000	Deutsche Bank AG 3.95%, 02/27/2023	96,198
GBP	700,000	Deutsche Pfandbriefbank AG 3 mo. GBP LIBOR + 0.550%, 1.36%, 01/13/2020(2)(3)	897,675

			993,873

		Ireland - 0.4%
$	90,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.63%, 07/01/2022	91,167
	65,000	Johnson Controls International plc 4.50%, 02/15/2047	59,700
	110,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	105,683

			256,550

		Italy - 2.8%
		Enel S.p.A.
GBP	250,000	5 year GBP Swap + 5.662%, 7.75%, 09/10/2075(2)(3)	342,366
$	360,000	5 year USD Swap + 5.880%, 8.75%, 09/24/2073(1)(2)	388,800
EUR	400,000	EVOCA S.p.A. 7.00%, 10/15/2023(1)	477,389
	100,000	Sisal Group S.p.A. 7.00%, 07/31/2023(3)	115,716
GBP	150,000	Telecom Italia S.p.A. /Milano 6.38%, 06/24/2019(3)	196,569
$	354,000	Wind Tre S.p.A. 5.00%, 01/20/2026(1)	301,325

			1,822,165

		Luxembourg - 0.6%
EUR	180,000	Allergan Funding SCS 3 mo. EURIBOR + 0.350%, 0.03%, 06/01/2019(2)	204,012
$	200,000	ARD Finance S.A. (PIK 7.88%) 7.13%, 09/15/2023(6)	193,875

			397,887

		Mexico - 0.9%
	200,000	Mexico City Airport Trust 5.50%, 07/31/2047	160,000
		Petroleos Mexicanos
	270,000	6.50%, 03/13/2027	261,360
	159,000	6.50%, 01/23/2029(1)	152,163

			573,523

		Netherlands - 2.0%
	250,000	Cooperatieve Rabobank UA 4.63%, 12/01/2023	251,480
GBP	220,000	Koninklijke KPN N.V. 5 year GBP Swap + 5.505%, 6.88%, 03/14/2073(2)(3)	295,124
$	209,000	Petrobras Global Finance B.V. 7.38%, 01/17/2027	216,597
	50,000	Teva Pharmaceutical Finance Netherlands B.V. 2.20%, 07/21/2021	46,630
	500,000	Ziggo B.V 5.50%, 01/15/2027(1)	458,750

			1,268,581

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 65.0% - (continued)
		Spain - 0.2%
$	150,000	Telefonica Emisiones SAU 4.67%, 03/06/2038	$134,466

		Sweden - 0.2%
EUR	100,000	Intrum Justitia AB 3 mo. EURIBOR + 0.625%, 2.63%, 07/15/2022(1)(2)	110,704

		Switzerland - 1.7%
$	605,000	Credit Suisse Group AG 3 mo. USD LIBOR + 1.240%, 3.57%, 06/12/2024(1)(2)	606,220
	501,000	UBS AG 3 mo. USD LIBOR + 0.480%, 2.80%, 12/01/2020(1)(2)	501,419

			1,107,639

		United Kingdom - 6.2%
		Aviva plc
EUR	122,000	5 year EUR Swap + 3.480%, 3.88%, 07/03/2044(2)(3)	142,873
GBP	220,000	6 mo. GBP LIBOR + 1.880%, 5.90%, 07/27/2020(2)(3)(5)	285,597
		HSBC Holdings plc
EUR	800,000	3 mo. EURIBOR + 0.700%, 0.38%, 09/27/2022(2)(3)	908,946
$	978,000	3 mo. USD LIBOR + 0.600%, 2.92%, 05/18/2021(2)	979,084
GBP	100,000	Iceland Bondco plc 4.63%, 03/15/2025(1)	114,399
	300,000	Investec plc 4.50%, 05/05/2022(3)	405,505
	300,000	Jerrold Finco plc 6.25%, 09/15/2021(1)	392,088
		Royal Bank of Scotland Group plc
$	200,000	3.88%, 09/12/2023	192,403
EUR	300,000	5.25%, 12/30/2018(3)(5)	341,890
$	205,000	Standard Chartered plc 3 mo. USD LIBOR + 1.080%, 3.89%, 03/15/2024(1)(2)	199,407

			3,962,192

		United States - 41.0%
		AbbVie, Inc.
	40,000	3.20%, 05/14/2026	36,609
	51,000	4.25%, 11/14/2028	49,161
	60,000	Activision Blizzard, Inc. 4.50%, 06/15/2047	54,921
	26,000	Amazon.com, Inc. 4.05%, 08/22/2047	24,169
	170,000	American Axle & Manufacturing, Inc. 6.50%, 04/01/2027	161,712
		American International Group, Inc.
	104,000	3.30%, 03/01/2021	102,944
	46,000	3.88%, 01/15/2035	39,450
	150,000	American Tower Corp. 4.00%, 06/01/2025	145,759
	170,000	Amgen, Inc. 2.65%, 05/11/2022	164,018
	28,000	Amphenol Corp. 3.20%, 04/01/2024	26,697
	75,000	Anadarko Petroleum Corp. 6.60%, 03/15/2046	82,933
		Analog Devices, Inc.
	50,000	2.95%, 01/12/2021	49,391
	75,000	3.13%, 12/05/2023	72,213
	18,000	Anheuser-Busch InBev Finance, Inc. 3.30%, 02/01/2023	17,551
		Anheuser-Busch InBev Worldwide, Inc.
	25,000	3 mo. USD LIBOR + 0.740%, 3.17%, 01/12/2024(2)	24,986
	25,000	4.44%, 10/06/2048	21,989
		Apple, Inc.
	1,471,000	3 mo. USD LIBOR + 0.250%, 2.59%, 02/07/2020(2)	1,474,462
	471,000	3 mo. USD LIBOR + 1.130%, 3.44%, 02/23/2021(2)	481,574
		AT&T, Inc.
	102,000	3.00%, 06/30/2022	98,944
	1,296,000	3 mo. USD LIBOR + 0.950%, 3.39%, 07/15/2021(2)	1,310,060
		AXA Equitable Holdings, Inc.
	50,000	4.35%, 04/20/2028(1)	47,777
	30,000	5.00%, 04/20/2048(1)	26,736
		Bank of America Corp.
	20,000	3 mo. USD LIBOR + 0.930%, 2.82%, 07/21/2023(2)	19,252
	60,000	3 mo. USD LIBOR + 1.021%, 2.88%, 04/24/2023(2)	58,047

The accompanying notes are an integral part of these financial statements.

38

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 65.0% - (continued)
		United States - 41.0% - (continued)
$	72,000	3 mo. USD LIBOR + 0.790%, 3.00%, 12/20/2023(2)	$69,278
	200,000	3 mo. USD LIBOR + 0.650%, 3.02%, 06/25/2022(2)	200,036
	400,000	3 mo. USD LIBOR + 1.160%, 3.63%, 01/20/2023(2)	406,254
	60,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(2)	56,938
	125,000	3 mo. USD LIBOR + 3.705%, 6.25%, 09/05/2024(2)(5)	128,750
	30,000	Barrick North America Finance LLC 5.70%, 05/30/2041	31,930
	190,000	BAT Capital Corp. 4.54%, 08/15/2047(1)	165,437
	205,000	Bayer U.S. Finance II LLC 4.63%, 06/25/2038(1)	190,029
	120,000	Becton Dickinson and Co. 3.36%, 06/06/2024	114,662
	53,000	Boston Properties L.P. 3.20%, 01/15/2025	50,354
	40,000	Burlington Northern Santa Fe LLC 4.15%, 04/01/2045	37,762
	175,000	BWAY Holding Co. 5.50%, 04/15/2024(1)	168,000
	140,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	130,287
	25,000	Campbell Soup Co. 4.80%, 03/15/2048	21,204
	450,000	Capital One Financial Corp. 2.50%, 05/12/2020	443,633
		CCO Holdings LLC / CCO Holdings Capital Corp.
	125,000	5.00%, 02/01/2028(1)	116,484
	118,000	5.88%, 04/01/2024(1)	119,033
		Charter Communications Operating LLC / Charter Communications Operating Capital
	20,000	4.46%, 07/23/2022	20,234
	65,000	4.91%, 07/23/2025	65,277
	608,000	Citibank NA 3 mo. USD LIBOR + 0.570%, 3.05%, 07/23/2021(2)	609,972
		Citigroup, Inc.
	75,000	3 mo. USD LIBOR + 1.563%, 3.89%, 01/10/2028(2)	71,722
	120,000	3 mo. USD LIBOR + 1.023%, 4.04%, 06/01/2024(2)	119,694
		Comcast Corp.
	525,000	3 mo. USD LIBOR + 0.330%, 2.74%, 10/01/2020(2)	525,223
	97,000	4.60%, 10/15/2038	94,911
	29,000	4.70%, 10/15/2048	28,205
	41,000	4.95%, 10/15/2058	40,148
	40,000	Comerica, Inc. 3.70%, 07/31/2023	39,626
	125,000	CommScope Technologies LLC 5.00%, 03/15/2027(1)	111,584
		Conagra Brands, Inc.
	230,000	3 mo. USD LIBOR + 0.750%, 3.22%, 10/22/2020(2)	230,129
	90,000	3.80%, 10/22/2021	90,083
	145,000	Concho Resources, Inc. 3.75%, 10/01/2027	136,324
		Constellation Brands, Inc.
	23,000	3.20%, 02/15/2023	22,290
	65,000	3 mo. USD LIBOR + 0.700%, 3.27%, 11/15/2021(2)	64,958
	165,000	Corning, Inc. 5.35%, 11/15/2048	164,677
	45,000	Cox Communications, Inc. 4.60%, 08/15/2047(1)	40,063
		Crown Castle International Corp.
	145,000	3.20%, 09/01/2024	136,939
	15,000	3.70%, 06/15/2026	14,168
	150,000	CrownRock L.P. / CrownRock Finance, Inc. 5.63%, 10/15/2025(1)	142,687
	200,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	192,000
		CVS Health Corp.
	1,280,000	3 mo. USD LIBOR + 0.720%, 3.05%, 03/09/2021(2)	1,286,813
	270,000	5.05%, 03/25/2048	263,267
		Devon Energy Corp.
	75,000	5.00%, 06/15/2045	69,262
	50,000	5.85%, 12/15/2025	53,156
	123,000	Digital Realty Trust L.P. 3.70%, 08/15/2027	114,993
	100,000	DISH DBS Corp. 7.75%, 07/01/2026	89,500
	75,000	Dollar Tree, Inc. 3 mo. USD LIBOR + 0.700%, 3.15%, 04/17/2020(2)	75,061

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 65.0% - (continued)
		United States - 41.0% - (continued)
		Dow Chemical Co.
$	40,000	4.63%, 10/01/2044	$36,696
	21,000	9.40%, 05/15/2039	30,492
	125,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	123,438
	66,000	EMD Finance LLC 2.95%, 03/19/2022(1)	64,189
		Energy Transfer Partners L.P.
	78,000	4.05%, 03/15/2025	74,729
	55,000	5.30%, 04/15/2047	49,447
	120,000	3 mo. USD LIBOR + 4.155%, 6.63%, 02/15/2028(2)(5)	110,400
	149,000	EnLink Midstream Partners L.P. 4.85%, 07/15/2026	140,927
		Enterprise Products Operating LLC
	32,000	4.80%, 02/01/2049	30,778
	45,000	3 mo. USD LIBOR + 2.570%, 5.38%, 02/15/2078(2)	40,128
	300,000	EP Energy LLC / Everest Acquisition Finance, Inc. 9.38%, 05/01/2024(1)	228,000
	185,000	EQT Corp. 3.90%, 10/01/2027	168,339
	30,000	Equifax, Inc. 3.95%, 06/15/2023	29,729
	35,000	Fidelity National Information Services, Inc. 4.50%, 08/15/2046	32,317
	250,000	First Republic Bank 4.63%, 02/13/2047	234,933
EUR	518,000	Ford Motor Credit Co. LLC 3 mo. EURIBOR + 0.430%, 0.11%, 05/14/2021(2)	570,937
$	80,000	Fortive Corp. 4.30%, 06/15/2046	73,408
	45,000	General Electric Co. 3 mo. USD LIBOR + 3.330%, 5.00%, 01/21/2021(2)(5)	41,681
	40,000	General Mills, Inc. 3 mo. USD LIBOR + 1.010%, 3.46%, 10/17/2023(2)	40,053
	16,000	General Motors Financial Co., Inc. 3 mo. USD LIBOR + 3.598%, 5.75%, 09/30/2027(2)(5)	14,408
	70,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	68,775
	170,000	Golden Nugget, Inc. 6.75%, 10/15/2024(1)	169,575
		Goldman Sachs Group, Inc.
	195,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(2)	187,533
	1,000,000	3 mo. USD LIBOR + 0.780%, 3.31%, 10/31/2022(2)	1,003,474
	175,000	3 mo. USD LIBOR + 2.874%, 5.00%, 11/10/2022(2)(5)	161,000
	50,000	H&E Equipment Services, Inc. 5.63%, 09/01/2025	47,625
	41,000	HCA, Inc. 5.50%, 06/15/2047	40,344
	110,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	110,228
	53,000	Hexcel Corp. 3.95%, 02/15/2027	51,116
	65,000	Home Depot, Inc. 4.25%, 04/01/2046	62,500
	40,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	39,441
	76,000	International Flavors & Fragrances, Inc. 5.00%, 09/26/2048	74,559
	116,000	JC Penney Corp., Inc. 5.88%, 07/01/2023(1)	100,340
		JP Morgan Chase & Co.
	245,000	3 mo. USD LIBOR + 0.730%, 3.21%, 04/23/2024(2)	242,740
	909,000	3 mo. USD LIBOR + 0.890%, 3.37%, 07/23/2024(2)	909,009
	700,000	3 mo. USD LIBOR + 0.900%, 3.39%, 04/25/2023(2)	703,850
	50,000	3 mo. USD LIBOR + 3.330%, 6.13%, 04/30/2024(2)(5)	50,825
	130,000	Kansas City Southern 4.70%, 05/01/2048	125,509
	20,000	Keysight Technologies, Inc. 4.60%, 04/06/2027	19,854
	100,000	Kinder Morgan, Inc. 4.30%, 06/01/2025	99,465
		Kroger Co.
	240,000	4.45%, 02/01/2047	209,276
	25,000	5.15%, 08/01/2043	24,015
	55,000	M&T Bank Corp. 3 mo. USD LIBOR + 3.520%, 5.13%, 11/01/2026(2)(5)	53,969
		Marathon Petroleum Corp.
	25,000	3.80%, 04/01/2028(1)	23,351
	35,000	4.50%, 04/01/2048(1)	30,923

The accompanying notes are an integral part of these financial statements.

39

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 65.0% - (continued)
		United States - 41.0% - (continued)
$	115,000	Martin Marietta Materials, Inc. 4.25%, 12/15/2047	$92,327
		McDonald’s Corp.
	17,000	4.45%, 03/01/2047	15,898
	102,000	4.45%, 09/01/2048	95,456
	45,000	Medtronic, Inc. 3.15%, 03/15/2022	44,501
	60,000	MetLife, Inc. 6.40%, 12/15/2036	62,220
	35,000	Microsoft Corp. 4.10%, 02/06/2037	35,070
	30,000	MidAmerican Energy Co. 3.95%, 08/01/2047	27,928
		Morgan Stanley
EUR	781,000	3 mo. EURIBOR + 0.400%, 0.08%, 05/21/2021(2)	883,988
	550,000	3 mo. EURIBOR + 0.700%, 0.38%, 11/08/2022(2)	624,410
$	89,000	3.88%, 01/27/2026	86,050
	84,000	Mosaic Co. 3.25%, 11/15/2022	81,511
	146,000	Motorola Solutions, Inc. 4.60%, 02/23/2028	140,743
	140,000	MPLX L.P. 4.50%, 04/15/2038	124,746
	125,000	MPT Operating Partnership L.P. / MPT Finance Corp. 5.00%, 10/15/2027	117,463
	125,000	Multi-Color Corp. 4.88%, 11/01/2025(1)	114,375
	30,000	Nabors Industries, Inc. 5.50%, 01/15/2023	28,196
	90,000	Netflix, Inc. 4.88%, 04/15/2028(1)	82,575
		Newell Brands, Inc.
	30,000	3.85%, 04/01/2023	29,073
	30,000	4.20%, 04/01/2026	27,561
	30,000	Noble Energy, Inc. 5.05%, 11/15/2044	27,593
	55,000	Norfolk Southern Corp. 4.15%, 02/28/2048	50,332
	105,000	Nucor Corp. 4.40%, 05/01/2048	98,194
	30,000	Packaging Corp. of America 2.45%, 12/15/2020	29,362
	80,000	Progressive Corp. 3 mo. USD LIBOR + 2.539%, 5.38%, 03/15/2023(2)(5)	78,600
	137,000	Prudential Financial, Inc. 3 mo. USD LIBOR + 2.380%, 4.50%, 09/15/2047(2)	124,670
	70,000	Qualitytech L.P. / QTS Finance Corp. 4.75%, 11/15/2025(1)	65,275
		Roper Technologies, Inc.
	102,000	3.65%, 09/15/2023	101,087
	60,000	3.80%, 12/15/2026	57,601
	177,000	S&P Global, Inc. 3.30%, 08/14/2020	176,980
		Sabine Pass Liquefaction LLC
	110,000	4.20%, 03/15/2028	104,668
	30,000	5.63%, 03/01/2025	31,319
	115,000	SBA Communications Corp. 4.88%, 09/01/2024	110,975
	65,000	Scientific Games International, Inc. 5.00%, 10/15/2025(1)	60,450
	65,000	Sempra Energy 3.80%, 02/01/2038	56,628
	116,000	Sherwin-Williams Co. 3.45%, 06/01/2027	107,231
	32,000	Southern California Edison Co. 4.13%, 03/01/2048	29,668
		SunTrust Banks, Inc.
	55,000	2.70%, 01/27/2022	53,244
	185,000	3 mo. USD LIBOR + 2.786%, 5.13%, 12/15/2027(2)(5)	169,506
	63,000	Synchrony Financial 3.95%, 12/01/2027	55,541
	95,000	T-Mobile USA, Inc. 6.00%, 04/15/2024	97,375
	115,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.00%, 01/15/2028	108,963
		Target Corp.
	5,000	3.63%, 04/15/2046	4,325
	50,000	3.90%, 11/15/2047	44,979
	125,000	Tenet Healthcare Corp. 5.13%, 05/01/2025	120,313
	58,000	Texas Instruments, Inc. 4.15%, 05/15/2048	55,626
	63,000	Union Pacific Corp. 4.50%, 09/10/2048	61,032
	115,000	United Rentals North America, Inc. 4.88%, 01/15/2028	103,609
		United Technologies Corp.
	410,000	3 mo. USD LIBOR + 0.650%, 2.97%, 08/16/2021(2)	410,445
	79,000	4.45%, 11/16/2038	76,438
	50,000	Valero Energy Corp. 4.90%, 03/15/2045	47,700
	90,000	Ventas Realty L.P. 4.40%, 01/15/2029	88,018

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 65.0% - (continued)
		United States - 41.0% - (continued)
		Verizon Communications, Inc.
$	26,000	2.63%, 08/15/2026	$23,321
	82,000	3.38%, 02/15/2025	79,161
	116,000	4.27%, 01/15/2036	106,204
	60,000	Vornado Realty L.P. 3.50%, 01/15/2025	57,204
	34,000	Voya Financial, Inc. 3 mo. USD LIBOR + 2.084%, 4.70%, 01/23/2048(1)(2)	29,240
	65,000	Vulcan Materials Co. 4.70%, 03/01/2048(1)	56,084
		Walmart, Inc.
	913,000	3 mo. USD LIBOR + 0.230%, 2.60%, 06/23/2021(2)	916,942
	32,000	4.05%, 06/29/2048	30,433
	600,000	Wells Fargo & Co. 3 mo. USD LIBOR + 1.110%, 3.60%, 01/24/2023(2)	606,826
	165,000	Williams Cos., Inc. 4.00%, 09/15/2025	159,472
	91,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(1)	82,355

			26,367,797

		Total Corporate Bonds (cost $43,020,840)	$41,766,658

ESCROWS(8) - 0.2%
		United States - 0.2%
	50,000	Keurig Dr Pepper, Inc.*(1)	$49,763
	50,000	Keurig Dr Pepper, Inc.*(1)	49,732

			99,495

		Total Escrows (cost $100,000)	$99,495

FOREIGN GOVERNMENT OBLIGATIONS - 8.7%
		Argentina - 0.3%
	266,000	Provincia de Cordoba 7.13%, 08/01/2027(1)	$203,094

		Brazil - 0.6%
	406,000	Brazilian Government International Bond 5.63%, 02/21/2047	364,385

		Supranational - 6.0%
GBP	1,501,000	Asian Development Bank 3 mo. USD LIBOR + 0.250%, 0.95%, 10/12/2023(2)	1,918,578
$	1,931,000	International Bank for Reconstruction & Development SOFR + 0.220%, 2.40%, 08/21/2020(2)	1,930,981

			3,849,559

		United Kingdom - 1.8%
	266,000	Bank of England Euro Note 2.50%, 03/05/2021(1)	262,680
GBP	680,224	United Kingdom Treasury Bill 0.70%, 03/25/2019(7)	866,953

			1,129,633

		Total Foreign Government Obligations (cost $5,689,922)	$5,546,671

U.S. GOVERNMENT AGENCIES - 0.9%
		United States - 0.9%
		Mortgage-Backed Agencies - 0.9%
		FHLMC - 0.9%
$	250,000	1 mo. USD LIBOR + 3.300%, 5.58%, 10/25/2027(2)	$279,630
	86,493	1 mo. USD LIBOR + 2.600%, 4.88%, 12/25/2027(2)	88,146
	113,683	1 mo. USD LIBOR + 2.800%, 5.08%, 05/25/2028(2)	116,692
	119,144	1 mo. USD LIBOR + 0.380%, 2.64%, 05/25/2022(2)	119,069

			603,537

			603,537

			603,537

		Total U.S. Government Agencies (cost $603,000)	$603,537

The accompanying notes are an integral part of these financial statements.

40

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 0.0%
		United States - 0.0%
		U.S. Treasury Notes - 0.0%
$	20,000	U.S. Treasury Notes 2.75%, 04/30/2023	$19,810

		Total U.S. Government Securities (cost $19,951)	$19,810

		Total Long-Term Investments (cost $56,248,190)	$54,765,360

SHORT-TERM INVESTMENTS - 10.5%
		U.S. Treasury - 10.5%
	2,000,000	U.S. Treasury Bill 0.00%, 11/01/2018(7)	$2,000,000
	4,779,600	U.S. Treasury Bills 2.16%, 12/27/2018 - 01/17/2019(7)	4,760,100

			6,760,100

		Total Short-Term Investments (cost $6,760,507)	$6,760,100

Total Investments Excluding Purchased Options (cost $63,008,697)	95.8%	$61,525,460

Total Purchased Options (cost $1,148,340)	1.4%	918,272

Total Investments (cost $64,157,037)	97.2%	$62,443,732
Other Assets and Liabilities	2.8%	1,773,844

Total Net Assets	100.0%	$64,217,576

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities was $14,165,170, representing 22.1% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2018.

(3)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities was $5,704,640, representing 8.9% of total net assets.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(7)	Current yield as of period end.

(8)	Share amount represents shares of the issuer previously held that resulted in the receipt of the escrow.

OTC Option Contracts Outstanding at October 31, 2018
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
GBP Call/USD Put	CBK	1.34 USD per GBP	12/17/18	390,000	GBP	390,000	$675	$1,537	$(862)
GBP Call/USD Put	BCLY	1.34 USD per GBP	11/05/18	4,660,000	GBP	4,660,000	—	34,708	(34,708)
GBP Call/USD Put	CBK	1.34 USD per GBP	12/17/18	4,660,000	GBP	4,660,000	8,065	58,038	(49,973)
USD Call/BRL Put	CBK	4.30 BRL per USD	10/31/18	598,000	USD	598,000	—	17,124	(17,124)
USD Call/JPY Put	BCLY	112.50 JPY per USD	11/09/18	500,000	USD	500,000	3,585	2,813	772
USD Call/JPY Put	BCLY	112.50 JPY per USD	11/09/18	5,969,000	USD	5,969,000	42,804	29,834	12,970
USD Call/ZAR Put	CBK	14.20 ZAR per USD	11/20/18	4,910,000	USD	4,910,000	205,891	186,619	19,272

Total Calls						21,687,000	$261,020	$330,673	$(69,653)

Puts
GBP Put/USD Call	BNP	1.26 USD per GBP	11/05/18	4,660,000	GBP	4,660,000	$3,199	$10,768	$(7,569)
USD Put/ZAR Call	CBK	13.10 ZAR per USD	11/20/18	4,910,000	USD	4,910,000	172	213,780	(213,608)

Total Puts						9,570,000	$3,371	$224,548	$(221,177)

Total purchased option contracts						31,257,000	$264,391	$555,221	$(290,830)

The accompanying notes are an integral part of these financial statements.

41

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

October 31, 2018

OTC Option Contracts Outstanding at October 31, 2018 – (continued)
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
GBP Call/USD Put	CBK	1.34 USD per GBP	11/05/18	(4,660,000)	GBP	(4,660,000)	$—	$(16,745)	$16,745
USD Call/BRL Put	CBK	4.70 BRL per USD	10/31/18	(598,000)	USD	(598,000)	—	(6,360)	6,360
USD Call/ZAR Put	CBK	15.20 ZAR per USD	11/20/18	(4,910,000)	USD	(4,910,000)	(205,891)	(103,939)	(101,952)

Total Calls						(10,168,000)	$(205,891)	$(127,044)	$(78,847)

Written option contracts:
Puts
GBP Put/USD Call	BCLY	1.26 USD per GBP	11/05/18	(4,660,000)	GBP	(4,660,000)	$(3,198)	$(32,614)	$29,416
USD Put/ZAR Call	CBK	12.35 ZAR per USD	11/20/18	(4,910,000)	USD	(4,910,000)	(10)	(83,862)	83,852

Total Puts						(9,570,000)	$(3,208)	$(116,476)	$113,268

Total written option contracts						(19,738,000)	$(209,099)	$(243,520)	$34,421

OTC Swaption Contracts Outstanding at October 31, 2018
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
10 year USD LIBOR Interest Rate Swap terminating 05/02/29	MSC	3.05%	Receive	04/30/19	USD	7,000,000	7,000,000	$183,715	$157,937	$25,778
10 year USD LIBOR Interest Rate Swap terminating 5/2/19	MSC	3.05%	Receive	04/30/19	USD	570,940	570,940	14,984	14,273	711
10 year USD LIBOR Interest Rate Swap terminating 9/27/19	MSC	3.20%	Receive	09/25/19	USD	1,393,132	1,393,132	34,915	33,296	1,619
3 month USD LIBOR Interest Rate Swap terminating 9/29/29	MSC	3.20%	Receive	09/25/19	USD	16,768,900	16,768,900	420,267	387,613	32,654

Total Puts							25,732,972	$653,881	$593,119	$60,762

Total purchased swaption contracts							25,732,972	$653,881	$593,119	$60,762

Futures Contracts Outstanding at October 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	81	12/17/2018	$7,423,132	$52,575
Euro-Bund Future	15	12/06/2018	2,722,778	22,824
Euro-OAT Future	36	12/06/2018	6,196,232	60,283
U.S. Treasury 5-Year Note Future	105	12/31/2018	11,800,195	(36,156)
U.S. Treasury 10-Year Note Future	35	12/19/2018	4,145,312	(15,932)
U.S. Treasury Ultra Bond Future	26	12/19/2018	3,879,688	(212,332)

Total				$(128,738)

Short position contracts:
90-Day Euro Future	133	12/14/2020	$32,184,337	$5,465
Canadian Government 10-Year Bond Future	31	12/18/2018	3,111,892	(6,330)
Long Gilt Future	26	12/27/2018	4,068,077	9,080
U.S. Treasury 2-Year Note Future	7	12/31/2018	1,474,594	4,332
U.S. Treasury 5-Year Note Future	38	12/31/2018	4,270,547	37,307
U.S. Treasury 10-Year Note Future	45	12/19/2018	5,329,688	69,267
U.S. Treasury Long Bond Future	29	12/19/2018	4,005,625	132,774

Total				$251,895

Total futures contracts				$123,157

The accompanying notes are an integral part of these financial statements.

42

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

October 31, 2018

OTC Credit Default Swap Contracts Outstanding at October 31, 2018
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Intesa S.p.A.	BNP	EUR	300,000	(1.00%)	06/20/21	Quarterly	$1,746	$—	$4,631	$2,885
Standard Chartered Bank	CBK	EUR	470,000	(1.00%)	09/20/20	Quarterly	8,970	—	(7,184)	(16,154)
Wendel S.A.	BNP	EUR	150,000	(5.00%)	06/20/21	Quarterly	—	(15,458)	383	15,841

Total							$10,716	$(15,458)	$(2,170)	$2,572

Total single-name issues							$10,716	$(15,458)	$(2,170)	$2,572

Total OTC contracts							$10,716	$(15,458)	$(2,170)	$2,572

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2018
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.1	USD	4,063,000	(1.00%)	06/20/23	Quarterly	$(57,836)	$(69,358)	$(11,522)
CDX.NA.IG.5	USD	2,002,910	(5.00%)	06/20/23	Quarterly	(135,365)	(130,422)	4,943
ITRAXX.EUR.5	EUR	901,929	(5.00%)	06/20/23	Quarterly	(95,453)	(91,512)	3,941
ITRAXX.EUR.5	EUR	2,504,500	(5.00%)	12/20/23	Quarterly	(303,170)	(273,554)	29,616

Total						$(591,824)	$(564,846)	$26,978

Total						$(591,824)	$(564,846)	$26,978

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.90% Fixed	3 Mo. CAD CDOR	CAD	9,833,994	10/11/28	Semi-Annual	$—	$(7,917)	$(1,148)	$6,769
2.88% Fixed	3 Mo. USD LIBOR	USD	15,610,600	07/09/23	Semi-Annual	20,890	—	49,588	28,698
3.09% Fixed	3M LIBOR	USD	3,484,000	10/30/23	Semi-Annual	—	—	5,970	5,970
3.11% Fixed	3M LIBOR	USD	3,484,000	10/29/23	Semi-Annual	—	—	3,701	3,701
3M LIBOR	3.24% Fixed	USD	813,250	10/29/48	Quarterly	—	—	(8,161)	(8,161)
3M LIBOR	3.22% Fixed	USD	813,250	10/30/48	Quarterly	—	—	(10,304)	(10,304)
6M EURIBOR	1.49% Fixed	EUR	1,184,718	07/04/48	Semi-Annual	—	(2,586)	13,150	15,736
6M EURIBOR	1.04% Fixed	EUR	6,122,365	10/15/28	Semi-Annual	32,255	—	68,064	35,809
2.30% Fixed	CPURNSA	USD	8,500,425	07/30/23	Maturity	—	—	(61,825)	(61,825)
2.34% Fixed	CPURNSA	USD	4,800,240	05/24/23	Maturity	—	—	(39,952)	(39,952)

Total						$53,145	$(10,503)	$19,083	$(23,559)

Foreign Currency Contracts Outstanding at October 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
65,700	AUD	46,514	USD	JPM	11/14/18	$19	$—
552,000	AUD	391,154	USD	CBK	11/14/18	—	(193)
1,687,800	AUD	1,197,793	USD	BCLY	11/14/18	—	(2,389)
1,687,800	AUD	1,201,503	USD	SSG	11/14/18	—	(6,098)
1,685,900	AUD	1,203,331	USD	UBS	11/14/18	—	(9,273)
1,685,900	AUD	1,204,071	USD	CBK	11/14/18	—	(10,013)
114,500	BRL	30,977	USD	JPM	11/05/18	—	(231)

The accompanying notes are an integral part of these financial statements.

43

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Foreign Currency Contracts Outstanding at October 31, 2018 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,337,400	BRL	628,722	USD	CBK	11/05/18	$—	$(1,076)
2,222,900	BRL	598,680	USD	BCLY	11/05/18	—	(1,780)
340,000	CAD	259,838	USD	JPM	11/14/18	—	(1,505)
1,245,520	CAD	958,734	USD	CBK	11/14/18	—	(12,386)
1,868,280	CAD	1,434,142	USD	CBK	11/14/18	—	(14,620)
1,550,150	CAD	1,196,440	USD	SSG	11/14/18	—	(18,634)
1,541,300	CAD	1,192,827	USD	JPM	11/14/18	—	(21,745)
4,531,000	CZK	202,483	USD	SSG	11/14/18	—	(4,565)
13,377,000	CZK	591,059	USD	JPM	11/14/18	—	(6,740)
151,204,182	CZK	6,712,385	USD	SSG	11/14/18	—	(107,654)
2,081,100	EUR	2,391,567	USD	UBS	11/14/18	—	(31,810)
2,647,689	EUR	3,053,065	USD	CBK	11/14/18	—	(50,854)
2,645,056	EUR	3,068,080	USD	BNP	11/14/18	—	(68,854)
131,000	GBP	167,859	USD	BOA	11/14/18	—	(314)
89,585	GBP	117,318	USD	JPM	11/14/18	—	(2,740)
1,153,600	GBP	1,502,992	USD	CIBC	11/14/18	—	(27,567)
61,200,659,684	IDR	3,979,237	USD	JPM	11/14/18	39,547	—
2,097,107,000	IDR	135,691	USD	BNP	11/14/18	2,017	—
5,356,049,000	IDR	351,793	USD	MSC	11/14/18	—	(84)
254,895,800	INR	3,433,402	USD	BCLY	11/14/18	7,663	—
10,323,000	INR	138,322	USD	BNP	11/14/18	1,037	—
21,121,000	INR	287,791	USD	MSC	11/14/18	—	(2,660)
815,671,012	JPY	7,224,331	USD	BNP	11/14/18	11,775	—
22,603,000	JPY	199,077	USD	SSG	11/14/18	1,443	—
6,206,026	JPY	54,713	USD	BCLY	11/14/18	343	—
39,374,000	JPY	350,136	USD	JPM	11/14/18	—	(835)
3,677,675,200	KRW	3,223,345	USD	UBS	11/14/18	5,150	—
2,716,149,800	KRW	2,393,716	USD	BCLY	11/14/18	—	(9,309)
4,328,000	MXN	222,595	USD	JPM	11/14/18	—	(10,046)
11,388,681	MXN	584,509	USD	UBS	11/14/18	—	(25,206)
12,537,119	MXN	643,460	USD	UBS	11/14/18	—	(27,758)
11,949,289	MXN	619,022	USD	BCLY	11/14/18	—	(32,188)
14,604,686	MXN	763,069	USD	CBK	11/14/18	—	(45,828)
26,553,975	MXN	1,382,731	USD	UBS	11/14/18	—	(78,655)
26,553,975	MXN	1,386,384	USD	CBK	11/14/18	—	(82,309)
69,120,000	MXN	3,660,991	USD	JPM	11/14/18	—	(267,317)
3,874,734	NOK	465,638	USD	UBS	11/14/18	—	(5,722)
3,835,987	NOK	461,304	USD	UBS	11/14/18	—	(5,988)
3,894,107	NOK	468,423	USD	UBS	11/14/18	—	(6,208)
3,894,108	NOK	468,841	USD	UBS	11/14/18	—	(6,626)
6,027,364	NOK	724,710	USD	UBS	11/14/18	—	(9,286)
39,592,768	NOK	4,783,642	USD	SSG	11/14/18	—	(84,139)
1,789,850	NZD	1,167,492	USD	UBS	11/14/18	652	—
1,789,850	NZD	1,171,596	USD	BCLY	11/14/18	—	(3,452)
16,588,200	RUB	251,957	USD	CBK	11/14/18	—	(590)
26,000	SEK	2,909	USD	BCLY	11/14/18	—	(64)
1,713,000	SEK	188,654	USD	JPM	11/14/18	—	(1,254)
13,503,250	SEK	1,498,301	USD	UBS	11/14/18	—	(21,062)
13,503,250	SEK	1,498,746	USD	UBS	11/14/18	—	(21,507)
93,158,400	TWD	3,024,623	USD	MSC	11/14/18	—	(11,085)
150,249	USD	212,000	AUD	UBS	11/14/18	97	—
46,233	USD	65,410	AUD	JPM	11/14/18	—	(94)
630,282	USD	2,337,400	BRL	CBK	11/05/18	2,635	—
597,923	USD	2,222,900	BRL	BCLY	11/05/18	1,023	—
30,799	USD	114,500	BRL	JPM	11/05/18	53	—
1,902,138	USD	2,496,880	CAD	SSG	11/14/18	5,004	—
475,597	USD	624,220	CAD	UBS	11/14/18	1,314	—
340	USD	438	CAD	SSG	11/14/18	8	—
5,802,071	USD	5,751,013	CHF	SSG	11/14/18	84,761	—
181,014	USD	179,000	CHF	SSG	11/14/18	3,063	—
311,111	USD	310,000	CHF	JPM	11/14/18	2,928	—
14,566,683	USD	12,611,947	EUR	BCLY	11/14/18	266,013	—
3,624,870	USD	3,136,843	EUR	JPM	11/14/18	68,008	—
3,298,680	USD	2,854,569	EUR	JPM	11/14/18	61,888	—

The accompanying notes are an integral part of these financial statements.

44

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Foreign Currency Contracts Outstanding at October 31, 2018 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,229,555	USD	1,064,016	EUR	JPM	11/14/18	$23,068	$—
1,145,179	USD	991,000	EUR	JPM	11/14/18	21,485	—
542,368	USD	475,000	EUR	JPM	11/14/18	3,766	—
154,707	USD	134,000	EUR	JPM	11/14/18	2,765	—
138,130	USD	120,000	EUR	JPM	11/14/18	2,062	—
161,041	USD	141,000	EUR	CBK	11/14/18	1,162	—
2,378,296	USD	1,816,103	GBP	JPM	11/14/18	55,546	—
1,730,046	USD	1,321,089	GBP	JPM	11/14/18	40,406	—
892,153	USD	678,096	GBP	CBK	11/14/18	24,885	—
986,583	USD	754,083	GBP	CBK	11/14/18	22,130	—
102,012	USD	78,000	GBP	JPM	11/14/18	2,252	—
1,915,551	USD	1,502,533	GBP	BNP	11/14/18	—	(6,151)
856,033	USD	655,655	GBP	JPM	11/20/18	17,239	—
2,401,282	USD	269,583,800	JPY	SSG	11/14/18	9,709	—
127,363	USD	14,299,000	JPY	SSG	11/14/18	511	—
5,956,893	USD	6,718,898,850	KRW	BCLY	11/14/18	58,621	—
1,192,353	USD	1,351,890,000	KRW	BCLY	11/14/18	5,579	—
471,635	USD	534,952,000	KRW	MSC	11/14/18	2,020	—
5,497,162	USD	105,012,291	MXN	SSG	11/14/18	339,971	—
911,487	USD	17,161,014	MXN	BNP	11/14/18	68,703	—
155,682	USD	2,930,573	MXN	BNP	11/14/18	11,760	—
79,209	USD	1,494,446	MXN	BNP	11/14/18	5,816	—
54,664	USD	1,041,000	MXN	JPM	11/14/18	3,540	—
1,196,068	USD	1,818,550	NZD	BNP	11/14/18	9,192	—
103,404	USD	158,000	NZD	JPM	11/14/18	286	—
859	USD	1,317	NZD	BNP	11/14/18	—	(1)
2,305,148	USD	3,578,383	NZD	ANZ	11/14/18	—	(30,282)
937,668	USD	3,525,229	PLN	CIBC	11/14/18	18,701	—
109,108	USD	412,000	PLN	JPM	11/14/18	1,707	—
207,435	USD	13,579,650	RUB	BCLY	11/14/18	1,658	—
45,953	USD	3,008,550	RUB	BCLY	11/14/18	363	—
2,884,278	USD	26,170,500	SEK	SSG	11/14/18	21,257	—
94,875	USD	862,000	SEK	JPM	11/14/18	574	—
202,508	USD	1,143,463	TRY	BCLY	11/14/18	—	(270)
271,750	USD	1,534,437	TRY	BCLY	11/14/18	—	(363)
474,294	USD	2,677,900	TRY	BCLY	11/14/18	—	(598)
6,796,623	USD	209,227,250	TWD	CBK	11/14/18	28,427	—
2,085,869	USD	64,328,200	TWD	CBK	11/14/18	4,946	—
1,196,712	USD	36,980,800	TWD	BNP	11/14/18	437	—
569,746	USD	17,608,000	TWD	MSC	11/14/18	153	—
167,445	USD	5,200,000	TWD	BOA	11/14/18	—	(768)
268,772	USD	4,015,000	ZAR	BCLY	11/14/18	—	(2,917)
5,244,293	USD	78,257,700	ZAR	CBK	11/14/18	—	(51,276)
12,616,200	ZAR	851,525	USD	BCLY	11/14/18	2,192	—
13,386,200	ZAR	905,042	USD	SSG	11/14/18	780	—
1,731,100	ZAR	119,080	USD	CBK	11/14/18	—	(1,939)
13,634,800	ZAR	938,837	USD	BCLY	11/14/18	—	(16,193)
40,904,400	ZAR	2,816,235	USD	CBK	11/14/18	—	(48,302)

Total						$1,380,110	$(1,319,373)

Foreign Cross Currency Contracts Outstanding at October 31, 2018
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation
CHF	2,369,996	UBS	11/14/18	JPY	2,407,112	$(37,117)
EUR	1,197,466	UBS	11/14/18	SEK	1,190,653	6,813
EUR	542,577	UBS	11/14/18	SEK	539,152	3,424
EUR	2,565,402	JPM	11/14/18	CHF	2,562,296	3,106
EUR	6,252	BCLY	11/14/18	RUB	6,289	(36)
EUR	54,961	BCLY	11/14/18	RUB	56,424	(1,463)
EUR	1,188,087	UBS	11/14/18	SEK	1,190,653	(2,565)
EUR	1,641,351	UBS	11/14/18	RUB	1,669,404	(28,053)

The accompanying notes are an integral part of these financial statements.

45

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Foreign Cross Currency Contracts Outstanding at October 31, 2018 – (continued)
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation
EUR	1,628,523	BCLY	11/14/18	RUB	1,661,197	$(32,675)
JPY	3,028,319	UBS	11/14/18	EUR	2,965,677	62,642
NOK	1,784,354	JPM	11/14/18	SEK	1,800,974	(16,619)
PLN	28,793	JPM	11/14/18	CZK	28,827	(33)
PLN	29,600	JPM	11/14/18	CZK	29,633	(33)
PLN	270,929	JPM	11/14/18	CZK	271,188	(259)
PLN	343,530	JPM	11/14/18	CZK	343,927	(397)
PLN	353,144	JPM	11/14/18	CZK	353,543	(399)
RUB	1,717,621	BCLY	11/14/18	EUR	1,675,574	42,047
RUB	1,675,693	BCLY	11/14/18	EUR	1,672,270	3,423
SEK	1,875,003	UBS	11/14/18	NOK	1,855,095	19,908
SEK	1,892,371	UBS	11/14/18	NOK	1,872,815	19,556
SEK	1,066,290	UBS	11/14/18	NOK	1,054,968	11,321
SEK	1,076,167	UBS	11/14/18	NOK	1,065,046	11,121
SEK	255,682	UBS	11/14/18	NOK	253,043	2,639
SEK	145,403	UBS	11/14/18	NOK	143,902	1,501
SEK	136,001	UBS	11/14/18	NOK	134,596	1,405
SEK	77,342	UBS	11/14/18	NOK	76,543	799

Total						$70,056

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx - Europe
S&P	Standard & Poors

Other Abbreviations:
CDOR	Canadian Dollar Offered Rate
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-Counter
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

46

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$6,729,189	$—	$6,729,189	$—
Corporate Bonds	41,766,658	—	41,766,658	—
Escrows	99,495	—	99,495	—
Foreign Government Obligations	5,546,671	—	5,546,671	—
U.S. Government Agencies	603,537	—	603,537	—
U.S. Government Securities	19,810	—	19,810	—
Short-Term Investments	6,760,100	—	6,760,100	—
Purchased Options	918,272	—	918,272	—
Foreign Currency Contracts(2)	1,569,815	—	1,569,815	—
Futures Contracts(2)	393,907	393,907	—	—
Swaps - Credit Default(2)	57,226	—	57,226	—
Swaps - Interest Rate(2)	96,683	—	96,683	—

Total	$64,561,363	$393,907	$64,167,456	$—

Liabilities
Foreign Currency Contracts(2)	$(1,439,022)	$—	$(1,439,022)	$—
Futures Contracts(2)	(270,750)	(270,750)	—	—
Swaps - Credit Default(2)	(27,676)	—	(27,676)	—
Swaps - Interest Rate(2)	(120,242)	—	(120,242)	—
Written Options	(209,099)	—	(209,099)	—

Total	$(2,066,789)	$(270,750)	$(1,796,039)	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

47

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0%
	Australia - 4.1%
352,166	Adelaide Brighton Ltd.	$1,416,463
22,416	BGP Holdings plc(1)(2)	—
362,348	BHP Billiton Ltd.	8,360,690
466,567	BHP Billiton plc	9,307,402
162,304	Coca-Cola Amatil Ltd.	1,142,247
61,175	Collection House Ltd.	57,894
840,497	Computershare Ltd.	11,802,825
7,355	DWS Ltd.	6,094
439,683	IPH Ltd.	1,687,945
78,700	Macquarie Group Ltd.	6,562,963
55,044	McMillan Shakespeare Ltd.	645,568
222,513	Medusa Mining Ltd.*	51,209
517,180	Metcash Ltd.	1,010,806
67,047	Perpetual Ltd.	1,649,121
2,646,937	Perseus Mining Ltd.*	678,412
191,785	Platinum Asset Management Ltd.(3)	667,782
177,322	Qantas Airways Ltd.	688,320
523,400	Sandfire Resources NL	2,474,823
1,045,867	Santos Ltd.	4,908,853
83,621	SmartGroup Corp. Ltd.	592,159
631,882	South32 Ltd.	1,629,719
1,426,264	Telstra Corp. Ltd.	3,119,864
709,852	Woodside Petroleum Ltd.	17,476,748

		75,937,907

	Austria - 0.3%
87,973	OMV AG	4,885,368
43,807	Raiffeisen Bank International AG	1,193,906

		6,079,274

	Belgium - 0.4%
137,247	Ageas	6,867,162

	Brazil - 1.5%
141,600	AES Tiete Energia S.A. UNIT	391,906
170,300	Alupar Investimento S.A.	800,820
437,800	Ambev S.A.	1,922,250
165,379	Banco BTG Pactual S.A.	878,555
425,900	CCR S.A.	1,255,441
214,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,590,106
1,430,700	Cielo S.A.	5,074,631
229,200	Engie Brasil Energia S.A.	2,451,205
244,800	Grendene S.A.	479,536
457,300	MRV Engenharia e Participacoes S.A.	1,553,210
238,900	Multiplus S.A.	1,620,270
324,200	Petroleo Brasileiro S.A. ADR	5,040,594
156,800	QGEP Participacoes S.A.	505,603
396,400	Qualicorp S.A.	1,533,833
80,700	Smiles Fidelidade S.A.	807,759
360,400	Transmissora Alianca de Energia Eletrica S.A. UNIT	2,155,718

		28,061,437

	Cambodia - 0.0%
170,000	NagaCorp Ltd.	155,860

	Canada - 5.0%
172,800	BCE, Inc.	6,687,804
202,000	Canadian Natural Resources Ltd.	5,542,360
71,200	Canfor Corp.*	1,022,745
41,000	Canfor Pulp Products, Inc.	685,799
116,500	Cenovus Energy, Inc.	985,841
168,300	Centerra Gold, Inc.*	657,117
689,200	CI Financial Corp.	10,193,113
12,900	Cogeco Communications, Inc.	632,531
14,600	Cogeco, Inc.	685,389
477,600	Corus Entertainment, Inc. Class B	1,799,458

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Canada - 5.0% - (continued)
71,500	Crescent Point Energy Corp.(3)	$337,825
250,100	Crew Energy, Inc.*	235,576
200	E-L Financial Corp. Ltd.	123,392
248,700	Eldorado Gold Corp.*	166,247
51,800	Enbridge Income Fund Holdings, Inc.	1,198,941
87,800	Ensign Energy Services, Inc.	342,143
138,400	Genworth MI Canada, Inc.(3)	4,542,720
26,900	George Weston Ltd.	1,956,531
33,400	Goldcorp, Inc.	301,664
100,500	Husky Energy, Inc.	1,420,719
24,600	IGM Financial, Inc.	604,138
451,600	Imperial Oil Ltd.	14,105,961
111,700	Interfor Corp.*	1,235,407
49,900	Linamar Corp.	2,066,200
95,400	Magna International, Inc.	4,696,627
494,200	Manulife Financial Corp.	7,782,116
145,700	Medical Facilities Corp.(3)	1,551,684
50,700	Metro, Inc.	1,590,958
1,300	Morguard Real Estate Investment Trust REIT	11,267
89,000	Norbord, Inc.	2,269,535
47,100	Peyto Exploration & Development Corp.(3)	384,256
226,400	Precision Drilling Corp.*	546,889
140,600	Suncor Energy, Inc.	4,716,393
498,100	Surge Energy, Inc.	771,867
92,200	Teck Resources Ltd. Class B	1,905,702
221,600	Transcontinental, Inc. Class A	3,647,744
82,000	West Fraser Timber Co., Ltd.	4,119,777
136,165	Westshore Terminals Investment Corp.	2,482,403

		94,006,839

	Cayman Islands - 0.1%
318,000	Chlitina Holding Ltd.	2,125,886

	Chile - 1.1%
2,912,022	Aguas Andinas S.A. Class A	1,514,617
784,390	Antofagasta plc	7,851,759
105,127	Cia Cervecerias Unidas S.A.	1,306,843
526,300	Enel Americas S.A. ADR	4,147,244
137,700	Enel Chile S.A. ADR	592,110
98,600	Sociedad Quimica y Minera de Chile S.A. ADR(3)	4,319,666

		19,732,239

	China - 4.7%
5,524,000	Agricultural Bank of China Ltd. Class H	2,431,553
231,500	Anhui Conch Cement Co., Ltd. Class H	1,199,897
1,004,000	Anhui Expressway Co., Ltd. Class H	582,460
645,000	ANTA Sports Products Ltd.	2,662,909
1,890,000	BAIC Motor Corp. Ltd. Class H(4)	1,066,948
5,224,000	Bank of China Ltd. Class H	2,225,640
2,869,000	Bank of Communications Co., Ltd. Class H	2,155,354
30,000	Baoye Group Co., Ltd. Class H*	16,102
3,904,000	Beijing Capital International Airport Co., Ltd. Class H	4,238,368
47,600	Changyou.com Ltd. ADR	636,888
4,676,000	China BlueChemical Ltd. Class H	1,602,932
1,678,000	China Communications Services Corp. Ltd. Class H	1,359,802
1,317,500	China Conch Venture Holdings Ltd.	3,706,895
7,823,000	China Construction Bank Corp. Class H	6,207,916
416,000	China Lilang Ltd.	343,014
3,306,000	China Medical System Holdings Ltd.	3,948,831
1,258,000	China Oriental Group Co., Ltd.	998,144
5,016,000	China Petroleum & Chemical Corp. Class H	4,085,912
80,000	China Taifeng Beddings Holdings Ltd.*(1)(2)	—
2,063,000	CNOOC Ltd.	3,513,245
1,446,000	Consun Pharmaceutical Group Ltd.	1,006,479
2,636,000	Dongfeng Motor Group Co., Ltd. Class H	2,604,661

The accompanying notes are an integral part of these financial statements.

48

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	China - 4.7% - (continued)
1,767,000	Geely Automobile Holdings Ltd.	$3,405,012
5,412,000	Guangzhou Automobile Group Co., Ltd. Class H	5,485,299
1,093,000	Haitian International Holdings Ltd.	2,146,588
695,500	Hengan International Group Co., Ltd.	5,528,789
4,970,000	Industrial & Commercial Bank of China Ltd. Class H	3,372,009
1,924,000	Jiangsu Expressway Co., Ltd. Class H	2,581,016
6,273,000	Lonking Holdings Ltd.	1,414,343
1,264,000	Maanshan Iron & Steel Co., Ltd. Class H(3)	680,700
147,000	On-Bright Electronics, Inc.	819,765
772,000	Shenzhen Expressway Co., Ltd. Class H	711,522
7,256,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,477,432
1,298,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	570,398
1,608,500	Sinotruk Hong Kong Ltd.(3)	2,325,845
586,000	Tianneng Power International Ltd.	470,271
3,162,000	Want Want China Holdings Ltd.	2,262,155
2,625,000	Weichai Power Co., Ltd. Class H	2,595,077
1,639,300	Yangzijiang Shipbuilding Holdings Ltd.	1,469,921
8,300	YY, Inc. ADR*	530,370
2,294,000	Zhejiang Expressway Co., Ltd. Class H	1,928,997
3,174,000	Zijin Mining Group Co., Ltd. Class H	1,187,276

		87,556,735

	Colombia - 0.2%
131,200	Ecopetrol S.A. ADR(3)	3,051,712

	Czech Republic - 0.0%
537	Philip Morris CR A.S.	337,653

	Denmark - 1.5%
53,612	Bakkafrost P/F	3,011,915
398,938	Novo Nordisk A/S Class B	17,228,758
95,151	Pandora A/S	5,952,987
116,501	Scandinavian Tobacco Group A/S Class A(4)	1,767,793
80,953	Spar Nord Bank A/S	670,770

		28,632,223

	Egypt - 0.1%
763,853	Centamin plc	970,014

	Finland - 0.6%
230,271	Nokian Renkaat Oyj	7,324,541
46,808	Orion Oyj Class B	1,610,163
9,744	Tieto Oyj	313,651
54,411	UPM-Kymmene Oyj	1,749,244

		10,997,599

	France - 4.8%
238,929	AXA S.A.	5,979,598
105,805	BNP Paribas S.A.	5,513,926
37,951	Cie Generale des Etablissements Michelin SCA	3,885,216
90,477	Coface S.A.	904,149
21,704	Faurecia S.A.	1,052,174
10,926	Gaztransport Et Technigaz S.A.	807,541
194,157	Metropole Television S.A.	3,758,066
80,131	Neopost S.A.	2,577,595
68,769	Peugeot S.A.	1,634,693
343,155	Publicis Groupe S.A.	19,864,186
19,675	Sanofi	1,758,169
282,517	Schneider Electric SE	20,429,112
50,142	Societe BIC S.A.	4,800,249
186,933	Societe Generale S.A.	6,852,541
171,909	Total S.A.	10,086,834

		89,904,049

	Germany - 3.1%
242,255	BASF SE	18,590,288
163,198	Bayer AG	12,509,523
31,051	Continental AG	5,116,769
174,528	Covestro AG(4)	11,255,100

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Germany - 3.1% - (continued)
411,221	Deutsche Bank AG	$4,019,162
150,624	ProSiebenSat.1 Media SE	3,478,131
35,120	Siltronic AG	3,216,457

		58,185,430

	Greece - 0.0%
37,354	JUMBO S.A.	543,883
142,374	Piraeus Bank S.A.*	209,089

		752,972

	Hong Kong - 2.9%
606,000	Allied Properties HK Ltd.	130,111
221,016	Asian Citrus Holdings Ltd.*(1)(2)	—
510,000	China Lumena New Materials Corp.*(1)(2)	—
162,000	China Mobile Ltd.	1,517,596
1,184,000	China Resources Cement Holdings Ltd.	1,051,011
490,000	China Resources Gas Group Ltd.	1,878,146
25,000	Chong Hing Bank Ltd.	42,134
873,000	CK Asset Holdings Ltd.	5,681,261
810,000	CSI Properties Ltd.	31,681
401,200	Dah Sing Banking Group Ltd.	763,455
111,600	Dah Sing Financial Holdings Ltd.	599,063
285,000	Emperor Entertainment Hotel Ltd.	50,929
1,352,000	First Pacific Co., Ltd.	605,029
1,352,000	Giordano International Ltd.	600,800
1,962,000	Guangdong Investment Ltd.	3,512,508
144,000	Hang Lung Group Ltd.	354,519
1,277,000	Hang Lung Properties Ltd.	2,314,782
6,811	Hanison Construction Holdings Ltd.	1,176
149,508	Henderson Land Development Co., Ltd.	697,317
26,400	Jardine Matheson Holdings Ltd.	1,524,426
709,000	Kerry Properties Ltd.	2,232,146
10,020	Lai Sun Development Co., Ltd.	14,535
1,935,500	Lifestyle International Holdings Ltd.	3,346,929
777,000	NWS Holdings Ltd.	1,542,203
68,000	Qingling Motors Co., Ltd. Class H	17,630
2,074,000	Sands China Ltd.	8,201,641
648,000	Shanghai Industrial Holdings Ltd.	1,364,682
1,528,000	Sino Land Co., Ltd.	2,400,493
20,000	Soundwill Holdings Ltd.	26,182
156,500	Sun Hung Kai Properties Ltd.	2,033,902
41,000	TAI Cheung Holdings Ltd.	38,231
422,000	Wharf Real Estate Investment Co., Ltd.	2,622,363
201,000	Wheelock & Co., Ltd.	1,074,549
6,348,000	Xinyi Glass Holdings Ltd.	6,302,875
1,222,000	Yuexiu Transport Infrastructure Ltd.	979,366

		53,553,671

	Hungary - 0.4%
259,070	Magyar Telekom Telecommunications plc	353,289
314,831	MOL Hungarian Oil & Gas plc	3,301,083
105,624	OTP Bank Nyrt	3,794,588

		7,448,960

	India - 0.6%
145,934	GAIL India Ltd. GDR	4,392,614
527,000	Infosys Ltd. ADR	4,990,690
24,800	Vedanta Ltd. ADR	276,272
254,507	Wipro Ltd. ADR	1,315,801

		10,975,377

	Indonesia - 0.6%
6,019,300	Bank Negara Indonesia Persero Tbk PT	2,906,400
1,206,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	48,451
5,789,400	Media Nusantara Citra Tbk PT	297,872
1,837,000	Panin Financial Tbk PT*	33,163

The accompanying notes are an integral part of these financial statements.

49

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Indonesia - 0.6% - (continued)
7,986,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	$678,779
7,310,400	Sawit Sumbermas Sarana Tbk PT	606,335
27,454,900	Telekomunikasi Indonesia Persero Tbk PT	6,954,986

		11,525,986

	Isle of Man - 0.3%
812,183	Playtech plc	4,966,389

	Israel - 1.1%
644,396	Bank Hapoalim BM	4,359,432
902,990	Bank Leumi Le-Israel BM	5,630,776
10,220	FIBI Holdings Ltd.	272,328
49,900	Ituran Location and Control Ltd.	1,702,588
23,753	Kerur Holdings Ltd.*	609,235
20,804	Menora Mivtachim Holdings Ltd.	231,085
726,876	Phoenix Holdings Ltd.	4,019,501
213,300	Teva Pharmaceutical Industries Ltd. ADR	4,261,734

		21,086,679

	Italy - 1.0%
87,361	ASTM S.p.A.	1,730,941
44,639	Banca IFIS S.p.A	784,288
174,372	Eni S.p.A.	3,096,803
26,508	Gima TT S.p.A.(4)	257,905
109,536	Immobiliare Grande Distribuzione SIIQ S.p.A. REIT	773,303
327,551	Mediaset S.p.A.*	985,628
623,825	Mediobanca Banca di Credito Finanziario S.p.A.	5,463,319
112,722	Societa Cattolica di Assicurazioni S.c.r.l.	910,654
109,964	Societa Iniziative Autostradali e Servizi S.p.A.	1,549,264
210,524	Sogefi S.p.A.*	374,497
149,124	UniCredit S.p.A.	1,906,574

		17,833,176

	Japan - 16.4%
68,900	ABC-Mart, Inc.	4,028,238
52,800	ADEKA Corp.	782,270
28,900	Aica Kogyo Co., Ltd.	860,323
5,800	Aichi Bank Ltd.	221,336
15,800	Ajis Co., Ltd.	500,045
3,000	Akita Bank Ltd.	69,650
3,400	Amiyaki Tei Co., Ltd.	119,729
34,800	Aozora Bank Ltd.	1,200,822
34,500	Arakawa Chemical Industries Ltd.	484,634
2,200	Arcland Sakamoto Co., Ltd.	28,809
1,398,300	Astellas Pharma, Inc.	21,604,005
48,000	Ateam, Inc.	914,457
1,900	Atsugi Co., Ltd.	17,244
34,400	Awa Bank Ltd.	936,145
1,500	Bando Chemical Industries Ltd.	17,351
44,900	Bank of Kyoto Ltd.	2,016,103
133,900	Bridgestone Corp.	5,163,087
138,400	Brother Industries Ltd.	2,532,938
300	C Uyemura & Co., Ltd.	19,170
1,000	Central Automotive Products Ltd.	13,614
73,800	Central Japan Railway Co.	14,162,854
229,000	Chiba Bank Ltd.	1,448,736
3,100	Corona Corp.	30,601
146,600	Daikyonishikawa Corp.	1,400,361
1,800	Dainichi Co., Ltd.	11,850
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	794,915
63,200	Daiwa House Industry Co., Ltd.	1,908,280
1,593,600	Daiwa Securities Group, Inc.	9,138,833
6,000	Eidai Co., Ltd.	24,992
25,900	FCC Co., Ltd.	641,438
23,900	First Bank of Toyama Ltd.	89,381

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Japan - 16.4% - (continued)
53,700	FJ Next Co., Ltd.	$397,824
8,400	Fujikura Kasei Co., Ltd.	47,080
7,200	Fujimori Kogyo Co., Ltd.	209,461
1,600	Fujishoji Co., Ltd.	14,832
1,100	FuKoKu Co., Ltd.	8,981
53,800	Geo Holdings Corp.	819,597
24,100	Goldcrest Co., Ltd.	377,389
770,400	GungHo Online Entertainment, Inc.	1,392,779
117,000	Gunma Bank Ltd.	529,700
237,400	Hachijuni Bank Ltd.	1,002,744
37,600	Hamakyorex Co., Ltd.	1,214,063
15,200	Happinet Corp.	230,770
257,600	Haseko Corp.	3,264,206
158,500	Hazama Ando Corp.	1,094,501
44,000	Heiwa Real Estate Co., Ltd.	814,946
69,300	Horiba Ltd.	3,243,239
18,500	Hosokawa Micron Corp.	897,123
10,500	Imasen Electric Industrial	96,441
24,200	Inaba Denki Sangyo Co., Ltd.	974,363
87,900	Isuzu Motors Ltd.	1,152,417
280,200	ITOCHU Corp.	5,196,576
1,400	Iwatsu Electric Co., Ltd.	9,796
324,200	Iyo Bank Ltd.	1,922,885
3,900	Japan Foundation Engineering Co., Ltd.	12,474
49,900	Japan Petroleum Exploration Co., Ltd.	1,043,065
321,300	Japan Post Bank Co., Ltd.	3,745,955
32,700	Kaga Electronics Co., Ltd.	732,341
193,000	Kajima Corp.	2,485,171
17,000	Kaken Pharmaceutical Co., Ltd.	852,396
23,500	Kanamoto Co., Ltd.	785,269
637,800	KDDI Corp.	15,434,655
49,400	Keihanshin Building Co., Ltd.	363,724
69,700	Keihin Corp.	1,372,388
1,900	Kyodo Printing Co., Ltd.	47,705
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	445,409
77,000	Maeda Road Construction Co., Ltd.	1,402,472
105,100	Mamezou Holdings Co., Ltd.	852,041
151,600	Marubeni Corp.	1,229,277
79,800	Mazda Motor Corp.	849,956
3,100	Mitani Corp.	147,880
412,700	Mitsubishi Chemical Holdings Corp.	3,217,159
87,800	Mitsubishi Corp.	2,471,156
117,500	Mitsubishi Gas Chemical Co., Inc.	1,972,377
216,300	Mitsubishi UFJ Financial Group, Inc.	1,309,153
146,800	Mitsui & Co., Ltd.	2,452,823
43,200	Mitsui Sugar Co., Ltd.	1,162,072
42,100	Mixi, Inc.	919,882
3,900	Murakami Corp.	94,195
105,800	Musashi Seimitsu Industry Co., Ltd.	1,544,037
2,600	Natoco Co., Ltd.	26,073
90,900	NHK Spring Co., Ltd.	778,347
4,000	Nichireki Co., Ltd.	36,641
10,868	Nichirin Co., Ltd.	229,567
380,600	Nikon Corp.	6,634,862
49,200	Nippo Corp.	806,644
2,900	Nippon Road Co., Ltd.	160,289
445,600	Nippon Telegraph & Telephone Corp.	18,375,919
53,300	Nishio Rent All Co., Ltd.	1,717,418
57,900	Nitto Denko Corp.	3,617,308
1,285,300	Nomura Holdings, Inc.	6,171,957
80,300	Nomura Real Estate Holdings, Inc.	1,508,431
930,500	NTT DOCOMO, Inc.	23,075,322
191,000	Obayashi Corp.	1,686,189
3,500	Okinawa Cellular Telephone Co.	128,930
71,200	OKUMA Corp.	3,555,056

The accompanying notes are an integral part of these financial statements.

50

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Japan - 16.4% - (continued)
20,600	Okura Industrial Co., Ltd.	$377,365
2,800	Pack Corp.	80,138
36,000	Piolax, Inc.	784,404
92,200	Press Kogyo Co., Ltd.	421,532
14,700	Ryobi Ltd.	426,687
48,400	San-In Godo Bank Ltd.	367,228
2,000	Sanko Metal Industrial Co., Ltd.	53,809
29,200	Sekisui Jushi Corp.	529,907
676,100	Seven Bank Ltd.	2,112,983
19,100	Shikoku Chemicals Corp.	195,006
124,700	Shin-Etsu Chemical Co., Ltd.	10,419,994
70,600	Shinnihon Corp.	668,896
132,200	Shinsei Bank Ltd.	2,013,801
295,900	Shizuoka Bank Ltd.	2,588,832
123,800	Showa Corp.	1,703,657
81,600	Sinko Industries Ltd.	1,166,486
43,000	Sintokogio Ltd.	370,461
20,400	SMC Corp.	6,502,184
290,400	Stanley Electric Co., Ltd.	8,590,123
95,200	Subaru Corp.	2,567,990
218,600	Sumco Corp.	2,950,451
665,000	Sumitomo Chemical Co., Ltd.	3,331,243
151,300	Sumitomo Corp.	2,294,717
5,200	Sumitomo Densetsu Co., Ltd.	82,318
102,500	Sumitomo Heavy Industries Ltd.	3,223,704
121,100	Sumitomo Mitsui Financial Group, Inc.	4,715,040
33,600	Sumitomo Seika Chemicals Co., Ltd.	1,677,010
100,000	Suzuki Motor Corp.	4,986,671
32,900	Tachi-S Co., Ltd.	463,709
86,900	Taisei Corp.	3,716,580
55,000	Teijin Ltd.	953,518
131,900	Tocalo Co., Ltd.	1,147,815
112,200	Tokyu Construction Co., Ltd.	1,014,929
36,100	Towa Bank Ltd.	293,977
38,200	Toyo Ink SC Holdings Co., Ltd.	886,439
110,400	Toyota Boshoku Corp.	1,841,223
44,400	TPR Co., Ltd.	1,081,422
75,800	TS Tech Co., Ltd.	2,181,530
34,400	Tsubakimoto Chain Co.	1,320,836
62,000	Ube Industries Ltd.	1,350,525
58,700	Ulvac, Inc.	1,911,704
102,900	Unipres Corp.	1,840,676
3,100	Utoc Corp.	14,955
4,500	V Technology Co., Ltd.	580,586
92,000	Wakita & Co., Ltd.	991,533
114,500	Yamaha Motor Co., Ltd.	2,707,902
25,800	Yamanashi Chuo Bank Ltd.	368,639
22,900	Yamazen Corp.	250,639
18,500	Yuasa Trading Co., Ltd.	606,884
458,700	Zeon Corp.	4,430,049

		306,706,616

	Luxembourg - 0.2%
70,173	RTL Group S.A.	4,504,004

	Malaysia - 0.5%
48,400	AFFIN Bank Bhd	26,153
674,400	AMMB Holdings Bhd	612,966
885,300	Astro Malaysia Holdings Bhd	285,987
61,400	British American Tobacco Malaysia Bhd	456,154
1,577,600	Genting Bhd	2,768,587
35,200	Lingkaran Trans Kota Holdings Bhd	32,975
91,700	Padini Holdings Bhd	123,238
1,234,900	Petronas Chemicals Group Bhd	2,761,171
365,700	Petronas Gas Bhd	1,599,664
525,200	Uchi Technologies Bhd	364,345

		9,031,240

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Mexico - 0.7%
388,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR	$2,436,640
710,600	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	3,721,745
22,883	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	1,896,543
2,025,600	Grupo Financiero Inbursa S.A.B. de C.V.	2,639,540
914,100	Grupo Mexico S.A.B. de C.V. Class B	2,108,259
164,900	Megacable Holdings S.A.B. de C.V. UNIT	733,123
50	Urbi Desarrollos Urbanos S.A.B. de C.V.*	9

		13,535,859

	Monaco - 0.0%
138,900	Costamare, Inc.	736,170

	Netherlands - 1.7%
18,625	Aegon N.V.	114,221
29,519	Euronext N.V.(4)	1,816,376
31,475	Intertrust N.V.(4)	507,745
218,784	NN Group N.V.	9,394,180
415,152	Royal Dutch Shell plc Class A	13,206,992
211,981	Royal Dutch Shell plc Class B	6,913,320

		31,952,834

	New Zealand - 0.3%
55,177	Freightways Ltd.	265,864
380,823	SKY Network Television Ltd.	558,415
1,523,856	Trade Me Group Ltd.	4,828,693

		5,652,972

	Norway - 1.8%
235,524	Austevoll Seafood ASA	3,785,123
279,842	DNO ASA	534,933
352,433	Equinor ASA	9,116,131
152,593	Salmar ASA	8,054,736
454,956	Telenor ASA	8,341,781
126,543	TGS Nopec Geophysical Co. ASA	4,227,127

		34,059,831

	Panama - 0.0%
11,700	Copa Holdings S.A. Class A	847,431

	Philippines - 0.1%
8,501,700	DMCI Holdings, Inc.	2,041,768

	Poland - 0.3%
2,292,387	Polskie Gornictwo Naftowe i Gazownictwo S.A.*	3,739,522
150,767	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,565,777

		5,305,299

	Portugal - 0.6%
622,181	Galp Energia SGPS S.A.	10,818,633

	Russia - 1.1%
496,404	Gazprom PJSC ADR	2,347,239
136,705	Globaltrans Investment plc GDR	1,339,709
64,729	LUKOIL PJSC ADR	4,826,506
320,900	Mobile TeleSystems PJSC ADR	2,570,409
21,547	Novatek PJSC GDR	3,634,061
59,346	Severstal PJSC GDR	921,222
555,644	Surgutneftegas PJSC ADR	2,208,073
49,026	Tatneft PJSC ADR	3,441,183

		21,288,402

	Singapore - 1.9%
14,100	Boustead Projects Ltd.	8,296
1,080,200	CapitaLand Ltd.	2,453,659
19,400	China Yuchai International Ltd.	279,554
707,000	First Resources Ltd.(3)	806,225
2,342,000	IGG, Inc.	2,482,772

The accompanying notes are an integral part of these financial statements.

51

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Singapore - 1.9% - (continued)
100,800	Jardine Cycle & Carriage Ltd.	$2,207,577
10,447,500	Singapore Telecommunications Ltd.	23,724,795
1,030,487	UMS Holdings Ltd.(3)	503,737
415,000	UOL Group Ltd.	1,807,590
386,400	Yanlord Land Group Ltd.	352,404

		34,626,609

	South Africa - 1.5%
122,663	AECI Ltd.	785,742
10,524	Assore Ltd.	219,818
57,879	Astral Foods Ltd.	776,742
323,021	AVI Ltd.	2,189,602
160,453	Exxaro Resources Ltd.	1,641,092
91,192	Kumba Iron Ore Ltd.	1,787,977
1,265,621	MMI Holdings Ltd.*	1,534,704
190,390	Reunert Ltd.	1,029,222
629,168	RMB Holdings Ltd.	3,177,845
400,268	Standard Bank Group Ltd.	4,434,655
200,961	Tiger Brands Ltd.	3,599,571
303,896	Truworths International Ltd.	1,664,666
553,949	Vodacom Group Ltd.(3)	4,671,317

		27,512,953

	South Korea - 3.3%
44,450	Coway Co., Ltd.	2,742,947
64,427	DGB Financial Group, Inc.	532,891
39,205	Hana Financial Group, Inc.	1,320,645
26,667	Hankook Tire Co., Ltd.	968,816
75,016	Huchems Fine Chemical Corp.	1,439,935
44,793	KB Financial Group, Inc.	1,865,369
31,466	Kortek Corp.	394,972
35,817	KT&G Corp.	3,193,847
8,778	Kumho Petrochemical Co., Ltd.	666,841
150,677	Mirae Asset Life Insurance Co., Ltd.	604,120
14,975	PSK, Inc.	173,936
410,859	Samsung Electronics Co., Ltd.	15,380,831
5,715	Samsung Electronics Co., Ltd. GDR	5,338,174
104,422	SFA Engineering Corp.	3,576,338
78,913	SK Hynix, Inc.	4,752,563
67,269	SK Telecom Co., Ltd.	15,805,553
37,350	Soulbrain Co., Ltd.	1,725,886
21,264	Tokai Carbon Korea Co., Ltd.	1,054,127
13,780	Value Added Technology Co., Ltd.	274,532
86,967	YeaRimDang Publishing Co., Ltd.*	389,727

		62,202,050

	Spain - 2.4%
70,228	Aena SME S.A.(4)	11,221,158
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.(3)	674,843
100,643	Bolsas y Mercados Espanoles SHMSF S.A.	2,977,122
7,844	Corp. Financiera Alba S.A.	377,038
1,672,655	Mapfre S.A.	4,998,211
452,815	Mediaset Espana Comunicacion S.A.	3,079,068
96,603	Prosegur Cia de Seguridad S.A.	536,505
574,458	Red Electrica Corp. S.A.	11,894,993
366,964	Repsol S.A.	6,557,221
226,230	Zardoya Otis S.A.	1,548,712

		43,864,871

	Sweden - 2.4%
217,291	Betsson AB*	1,886,740
128,575	Boliden AB	2,936,231
53,511	Bure Equity AB	696,603
36,473	Industrivarden AB Class C	757,583
121,161	Intrum AB(3)	3,090,371
88,701	Nobia AB	564,224

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Sweden - 2.4% - (continued)
1,087,603	Sandvik AB	$17,193,686
1,086,377	SKF AB Class B	17,416,925
111,733	Tethys Oil AB	1,072,377

		45,614,740

	Switzerland - 6.5%
68,409	Adecco Group AG	3,349,991
1,518	dormakaba Holding AG*	1,095,148
319,820	Ferrexpo plc	851,405
67,221	Flughafen Zurich AG	13,285,071
206,889	Nestle S.A.	17,466,207
255,623	Novartis AG	22,385,493
109,528	Oriflame Holding AG	2,585,606
101,508	Roche Holding AG	24,703,232
10,487	Swisscom AG	4,801,804
1,495,885	UBS Group AG*	20,908,156
29,032	Zurich Insurance Group AG	9,013,888

		120,446,001

	Taiwan - 3.5%
605,000	Asia Cement Corp.	641,467
200,000	Aurora Corp.	608,972
856,000	Catcher Technology Co., Ltd.	8,655,171
561,000	Chin-Poon Industrial Co., Ltd.	626,952
1,627,100	China Life Insurance Co., Ltd.	1,546,478
626,000	China Motor Corp.	472,588
1,273,000	Chunghwa Telecom Co., Ltd.	4,496,428
97,000	Cleanaway Co., Ltd.	535,325
552,000	Co-Tech Development Corp.	456,301
285,780	Elite Advanced Laser Corp.	499,518
565,000	Elite Material Co., Ltd.	1,132,520
561,000	Globalwafers Co., Ltd.	4,465,866
1,667,000	Grand Pacific Petrochemical	1,128,313
50,000	Grape King Bio Ltd.	315,376
426,000	Holtek Semiconductor, Inc.	807,045
95,000	Innodisk Corp.	328,381
1,201,000	Innolux Corp.	364,677
877,000	ITEQ Corp.	1,125,918
301,000	King’s Town Bank Co., Ltd.	288,003
249,000	KS Terminals, Inc.	306,305
182,000	LCY Chemical Corp.	306,106
58,500	Lumax International Corp. Ltd.	117,764
381,000	Nichidenbo Corp.	592,649
197,000	Phison Electronics Corp.	1,295,492
620,000	Radiant Opto-Electronics Corp.	1,629,377
582,600	Ruentex Development Co., Ltd.	808,566
767,000	Sigurd Microelectronics Corp.	689,575
1,041,000	Sino-American Silicon Products, Inc.*	1,949,383
25,600	Sirtec International Co., Ltd.	17,774
278,250	Syncmold Enterprise Corp.(1)(2)	460,360
123,000	TaiDoc Technology Corp.	518,107
1,190,200	Taiwan Cement Corp.	1,337,886
812,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,095,994
483,000	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,402,300
343,000	Thinking Electronic Industrial Co., Ltd.	686,019
451,000	United Integrated Services Co., Ltd.	807,508

		64,516,464

	Thailand - 1.3%
213,300	Bangkok Bank PCL NVDR	1,333,161
601,700	Kasikornbank PCL NVDR	3,622,032
665,000	Kiatnakin Bank PCL NVDR	1,430,911
3,402,600	Krung Thai Bank plc NVDR	2,065,663
1,440,200	PTT Exploration & Production plc NVDR	6,032,134
4,425,000	PTT plc NVDR	6,804,615

The accompanying notes are an integral part of these financial statements.

52

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Thailand - 1.3% - (continued)
149,100	Siam Cement plc NVDR	$1,883,622
6,023,300	TMB Bank plc NVDR	415,239
2,023,300	TTW PCL NVDR	750,727

		24,338,104

	Turkey - 0.7%
1,431,937	Akbank T.A.S.	1,693,387
336,191	Aygaz AS	732,295
1,376,071	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	412,133
1,270,975	Enka Insaat ve Sanayi AS	1,062,135
304,614	Eregli Demir ve Celik Fabrikalari T.A.S.	494,329
365,127	TAV Havalimanlari Holding AS	1,520,141
140,862	Tekfen Holding AS	536,277
88,604	Tofas Turk Otomobil Fabrikasi AS	334,433
736,891	Trakya Cam Sanayii AS	431,428
2,040,360	Turkiye Garanti Bankasi AS	2,566,607
451,430	Turkiye Halk Bankasi AS	499,227
1,397,406	Turkiye Is Bankasi AS Class C	1,000,122
2,313,132	Turkiye Sinai Kalkinma Bankasi AS	294,257
517,760	Turkiye Sise ve Cam Fabrikalari AS	438,491
413,277	Turkiye Vakiflar Bankasi TAO Class D	253,558
1,095,860	Yapi ve Kredi Bankasi AS*	317,808

		12,586,628

	United Kingdom - 13.2%
508,205	Acacia Mining plc*	996,143
260,673	Anglo American plc	5,563,642
187,290	Babcock International Group plc	1,460,527
3,483,265	Barclays plc	7,674,697
516,658	Barratt Developments plc	3,388,745
84,585	Berkeley Group Holdings plc	3,780,380
378,085	British American Tobacco plc	16,390,085
92,242	Burberry Group plc	2,134,421
288,297	Close Brothers Group plc	5,414,841
1,035,193	Debenhams plc(3)	118,028
89,016	Dialog Semiconductor plc*	2,347,458
49,116	EMIS Group plc	568,160
926,114	GlaxoSmithKline plc	17,936,751
106,695	Greggs plc	1,582,211
399,600	HSBC Holdings plc(3)	3,283,644
270,412	IG Group Holdings plc	2,089,398
729,230	IMI plc	9,245,513
374,665	Imperial Brands plc	12,690,880
7,369,668	Legal & General Group plc	23,648,359
4,708,458	Lloyds Banking Group plc	3,435,944
133,319	Mediclinic International plc	640,721
533,951	Moneysupermarket.com Group plc	2,001,762
50,569	Next plc	3,359,440
873,873	Ophir Energy plc*	458,522
121,213	Persimmon plc	3,547,554
679,216	Prudential plc	13,600,369
143,796	RELX plc	2,843,805
168,426	Rio Tinto Ltd.	9,164,446
383,732	Rio Tinto plc	18,630,482
3,343,105	Royal Bank of Scotland Group plc	10,064,406
436,867	Royal Mail plc	2,005,625
780,287	Sage Group plc	5,425,262
301,371	Smiths Group plc	5,372,093
288,231	Soco International plc	309,470
311,310	Spectris plc	8,517,356
37,383	Staffline Group plc	566,706
767,804	Standard Chartered plc	5,381,313
850,923	Taylor Wimpey plc	1,752,074
407,099	TI Fluid Systems plc(4)	1,074,982
573,064	Tullow Oil plc*	1,644,157
220,373	Unilever N.V.(3)	11,841,744

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	United Kingdom - 13.2% - (continued)
102,280	Unilever plc	$5,417,733
29,462	Victrex plc	996,588
224,869	William Hill plc	604,490
559,997	WPP plc	6,336,777

		245,307,704

	United States - 0.2%
299,100	Alacer Gold Corp.*	488,484
393,300	Argonaut Gold, Inc.*	385,398
107,300	Bausch Health Cos., Inc.*	2,454,993
195,300	Tahoe Resources, Inc.*	461,380

		3,790,255

	Total Common Stocks (cost $1,958,121,417)	$1,772,032,667

PREFERRED STOCKS - 0.6%
	Brazil - 0.3%
803,800	AES Tiete Energia S.A., 12.66%	$442,776
276,300	Banco Bradesco S.A.	2,546,578
136,000	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%	725,772
778,800	Cia de Saneamento do Parana, 5.51%	2,109,446

		5,824,572

	Germany - 0.3%
521,910	Schaeffler AG, 4.39%	5,499,437
2,328	STO SE & Co. KGaA, 2.59%	240,477

		5,739,914

	Total Preferred Stocks (cost $13,843,003)	$11,564,486

	Total Long-Term Investments (cost $1,971,964,420)	$1,783,597,153

SHORT-TERM INVESTMENTS - 5.4%
	Other Investment Pools & Funds - 3.6%
67,391,577	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 2.00%(5)	$67,391,577

	Securities Lending Collateral - 1.8%
1,696,470	Citibank NA DDCA, 2.19%, 11/1/2018(5)	1,696,470
13,137,273	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(5)	13,137,273
3,861,109	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(5)	3,861,109
9,372,366	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(5)	9,372,366
1,793,518	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(5)	1,793,518
4,068,657	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(5)	4,068,657

		33,929,393

	Total Short-Term Investments (cost $101,320,970)	$101,320,970

Total Investments (cost $2,073,285,390)	101.0%	$1,884,918,123
Other Assets & Liabilities	(1.0)%	(19,044,073)

Total Net Assets	100.0%	$1,865,874,050

The accompanying notes are an integral part of these financial statements.

53

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

October 31, 2018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At October 31, 2018, the aggregate fair value of these securities was $460,360, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities was $28,968,007, representing 1.6% of total net assets.

(5)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
EAFE (mini MSCI) Index Future	574	12/21/2018	$52,018,750	$(1,101,839)

Total futures contracts				$(1,101,839)

Foreign Currency Contracts Outstanding at October 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
8,287,983	USD	51,754,200	TRY	BOA	11/14/18	$—	$(889,963)
3,526,906	USD	51,051,100	ZAR	UBS	11/14/18	72,363	—
51,051,100	ZAR	3,580,649	USD	MSC	11/14/18	—	(126,106)

Total						$72,363	$(1,016,069)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

54

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

October 31, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$75,937,907	$6,094	$75,931,813	$—
Austria	6,079,274	—	6,079,274	—
Belgium	6,867,162	—	6,867,162	—
Brazil	28,061,437	28,061,437	—	—
Cambodia	155,860	—	155,860	—
Canada	94,006,839	94,006,839	—	—
Cayman Islands	2,125,886	—	2,125,886	—
Chile	19,732,239	11,880,480	7,851,759	—
China	87,556,735	1,167,258	86,389,477	—
Colombia	3,051,712	3,051,712	—	—
Czech Republic	337,653	337,653	—	—
Denmark	28,632,223	7,720,780	20,911,443	—
Egypt	970,014	—	970,014	—
Finland	10,997,599	—	10,997,599	—
France	89,904,049	2,577,595	87,326,454	—
Germany	58,185,430	—	58,185,430	—
Greece	752,972	—	752,972	—
Hong Kong	53,553,671	—	53,553,671	—
Hungary	7,448,960	—	7,448,960	—
India	10,975,377	10,975,377	—	—
Indonesia	11,525,986	—	11,525,986	—
Isle of Man	4,966,389	—	4,966,389	—
Israel	21,086,679	5,964,322	15,122,357	—
Italy	17,833,176	773,303	17,059,873	—
Japan	306,706,616	19,170	306,687,446	—
Luxembourg	4,504,004	—	4,504,004	—
Malaysia	9,031,240	32,975	8,998,265	—
Mexico	13,535,859	13,535,859	—	—
Monaco	736,170	736,170	—	—
Netherlands	31,952,834	—	31,952,834	—
New Zealand	5,652,972	—	5,652,972	—
Norway	34,059,831	—	34,059,831	—
Panama	847,431	847,431	—	—
Philippines	2,041,768	—	2,041,768	—
Poland	5,305,299	—	5,305,299	—
Portugal	10,818,633	—	10,818,633	—
Russia	21,288,402	4,262,494	17,025,908	—
Singapore	34,626,609	287,850	34,338,759	—
South Africa	27,512,953	5,001,126	22,511,827	—
South Korea	62,202,050	968,816	61,233,234	—
Spain	43,864,871	—	43,864,871	—
Sweden	45,614,740	—	45,614,740	—
Switzerland	120,446,001	—	120,446,001	—
Taiwan	64,516,464	18,402,300	45,653,804	460,360
Thailand	24,338,104	750,727	23,587,377	—
Turkey	12,586,628	—	12,586,628	—
United Kingdom	245,307,704	7,108,189	238,199,515	—
United States	3,790,255	3,790,255	—	—
Preferred Stocks	11,564,486	6,065,049	5,499,437	—
Short-Term Investments	101,320,970	101,320,970	—	—
Foreign Currency Contracts(2)	72,363	—	72,363	—

Total	$1,884,990,486	$329,652,231	$1,554,877,895	$460,360

Liabilities
Foreign Currency Contracts(2)	$(1,016,069)	$—	$(1,016,069)	$—
Futures Contracts(2)	(1,101,839)	(1,101,839)	—	—

Total	$(2,117,908)	$(1,101,839)	$(1,016,069)	$—

(1)	For the year ended October 31, 2018, investment valued at $860,210 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

55

Hartford Schroders International Stock Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Australia - 1.9%
218,557	BHP Billiton plc	$4,359,926

	Austria - 1.5%
83,050	Erste Group Bank AG*	3,380,753

	Brazil - 3.5%
689,005	B3 S.A. - Brasil Bolsa Balcao	4,913,662
176,011	Raia Drogasil S.A.	2,971,117

		7,884,779

	China - 7.9%
29,624	Alibaba Group Holding Ltd. ADR*	4,214,903
765,200	China Pacific Insurance Group Co., Ltd. Class H	2,856,799
97,855	iQIYI, Inc. ADR*(1)	1,921,872
243,485	Meituan Dianping Class B*(1)	1,574,186
208,100	Tencent Holdings Ltd.	7,129,352

		17,697,112

	France - 10.1%
35,890	EssilorLuxottica S.A.	4,901,803
77,183	Schneider Electric SE	5,581,187
137,111	Total S.A.(1)	8,045,046
176,670	Vivendi S.A.	4,260,981

		22,789,017

	Germany - 10.0%
19,379	adidas AG	4,557,241
44,027	BASF SE	3,378,566
53,390	Bayerische Motoren Werke AG	4,597,456
18,434	Continental AG	3,037,664
199,294	Infineon Technologies AG	3,993,232
32,096	Knorr-Bremse AG*	2,908,284

		22,472,443

	Hong Kong - 4.7%
868,800	AIA Group Ltd.	6,608,999
417,000	China Mobile Ltd.	3,906,405

		10,515,404

	India - 3.6%
164,938	HDFC Bank Ltd.	4,264,253
627,859	Zee Entertainment Enterprises Ltd.	3,832,513

		8,096,766

	Japan - 10.5%
103,700	Bridgestone Corp.	3,998,597
7,000	Keyence Corp.	3,419,637
13,300	Nintendo Co., Ltd.	4,152,297
130,900	Recruit Holdings Co., Ltd.	3,513,302
266,600	Sekisui Chemical Co., Ltd.	4,192,527
13,700	SMC Corp.	4,366,662

		23,643,022

	Luxembourg - 1.3%
201,642	Tenaris S.A.	2,968,300

	Norway - 3.1%
205,855	DNB ASA	3,719,059
608,630	Norsk Hydro ASA	3,156,222

		6,875,281

	Singapore - 1.6%
472,300	Oversea-Chinese Banking Corp. Ltd.	3,669,039

	South Korea - 2.1%
125,202	Samsung Electronics Co., Ltd.	4,687,036

	Spain - 1.8%
728,326	Banco Bilbao Vizcaya Argentaria S.A.	4,019,698

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Sweden - 3.0%
397,790	Skandinaviska Enskilda Banken AB Class A	$4,116,489
170,860	SKF AB Class B	2,739,248

		6,855,737

	Switzerland - 9.2%
52,690	Cie Financiere Richemont S.A.	3,851,143
15,843	Lonza Group AG*	4,981,663
98,259	Nestle S.A.	8,295,328
258,709	UBS Group AG*	3,616,005

		20,744,139

	Taiwan - 2.6%
777,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,833,236

	United Kingdom - 14.1%
59,851	AstraZeneca plc	4,577,980
160,343	Diageo plc	5,543,301
290,652	GlaxoSmithKline plc	5,629,277
210,477	Ocado Group plc*	2,297,295
71,402	Reckitt Benckiser Group plc	5,773,857
1,850,559	Vodafone Group plc	3,480,047
76,850	Whitbread plc	4,321,086

		31,622,843

	United States - 5.1%
2,038	Booking Holdings, Inc.*	3,820,394
53,729	Philip Morris International, Inc.	4,731,913
999,600	Samsonite International S.A.(2)	2,882,827

		11,435,134

	Total Common Stocks (cost $214,899,454)	$219,549,665

	Total Long-Term Investments (cost $214,899,454)	$219,549,665

SHORT-TERM INVESTMENTS - 3.2%
	Other Investment Pools & Funds - 2.0%
4,512,129	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 2.00%(3)	$4,512,129

	Securities Lending Collateral - 1.2%
130,134	Citibank NA DDCA, 2.19%, 11/1/2018(3)	130,134
1,007,739	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(3)	1,007,739
296,180	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(3)	296,180
718,939	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(3)	718,939
137,578	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(3)	137,578
312,100	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(3)	312,100

		2,602,670

	Total Short-Term Investments (cost $7,114,799)	$7,114,799

Total Investments (cost $222,014,253)	100.8%	$226,664,464
Other Assets and Liabilities	(0.8)%	(1,808,885)

Total Net Assets	100.0%	$224,855,579

The accompanying notes are an integral part of these financial statements.

56

Hartford Schroders International Stock Fund

Schedule of Investments – (continued)

October 31, 2018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2018, the aggregate value of this security was $2,882,827, representing 1.3% of total net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$4,359,926	$—	$4,359,926	$—
Austria	3,380,753	—	3,380,753	—
Brazil	7,884,779	7,884,779	—	—
China	17,697,112	7,710,961	9,986,151	—
France	22,789,017	—	22,789,017	—
Germany	22,472,443	2,908,284	19,564,159	—
Hong Kong	10,515,404	—	10,515,404	—
India	8,096,766	—	8,096,766	—
Japan	23,643,022	—	23,643,022	—
Luxembourg	2,968,300	—	2,968,300	—
Norway	6,875,281	—	6,875,281	—
Singapore	3,669,039	—	3,669,039	—
South Korea	4,687,036	—	4,687,036	—
Spain	4,019,698	—	4,019,698	—
Sweden	6,855,737	—	6,855,737	—
Switzerland	20,744,139	—	20,744,139	—
Taiwan	5,833,236	—	5,833,236	—
United Kingdom	31,622,843	—	31,622,843	—
United States	11,435,134	8,552,307	2,882,827	—
Short-Term Investments	7,114,799	7,114,799	—	—

Total	$226,664,464	$34,171,130	$192,493,334	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

57

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 5.4%
		Agriculture - 0.1%
$	182,000	Reynolds American, Inc. 5.70%, 08/15/2035	$185,988

		Commercial Banks - 1.4%
	1,183,000	Barclays plc 4.38%, 01/12/2026	1,133,736
		Citigroup, Inc.
	8,000	6.88%, 06/01/2025	9,070
	1,430,000	8.13%, 07/15/2039	1,996,632

			3,139,438

		Insurance - 2.4%
	730,000	Aflac, Inc. 6.45%, 08/15/2040	868,985
	2,097,000	MetLife, Inc. 6.40%, 12/15/2036	2,174,589
	2,342,000	Prudential Financial, Inc. 3 mo. USD LIBOR + 2.380%, 4.50%, 09/15/2047(1)	2,131,220

			5,174,794

		Oil & Gas - 0.6%
	990,000	Marathon Petroleum Corp. 4.75%, 09/15/2044	908,405
	613,000	Petroleos Mexicanos 5.63%, 01/23/2046	474,952

			1,383,357

		Pipelines - 0.9%
	900,000	Enterprise Products Operating LLC 5.10%, 02/15/2045	894,323
	997,000	Kinder Morgan Energy Partners L.P. 5.80%, 03/15/2035	1,034,927

			1,929,250

		Total Corporate Bonds (cost $11,275,447)	$11,812,827

MUNICIPAL BONDS - 84.9%
		Alabama - 0.3%
	580,000	Alabama Housing Finance Auth 1.35%, 01/01/2020(2)	$575,511

		Arizona - 1.0%
		City of Phoenix Civic Improvement Corp.
	350,000	5.00%, 07/01/2026	403,550
	350,000	5.00%, 07/01/2027	406,231
	460,000	5.00%, 07/01/2028	531,995
		Scottsdale, AZ, Municipal Property Corp.
	100,000	5.00%, 07/01/2030	118,369
	600,000	5.00%, 07/01/2034	715,800

			2,175,945

		California - 3.0%
	220,000	California Educational Facs Auth 5.25%, 04/01/2040	273,861
	700,000	California State Communities DA Rev 2.63%, 11/01/2033(2)	688,352
	20,000	East Side, CA, Union High School Dist GO 5.25%, 02/01/2024	22,783
	2,000,000	Escondido, CA, Union High School Dist GO 0.00%, 08/01/2041(3)	746,240
	1,000,000	Merced Union High School Dist GO, CA 0.00%, 08/01/2034(3)	539,290
	4,675,000	Moreno Valley, CA, USD GO 0.00%, 08/01/2025(3)	3,796,240
	200,000	North Orange County, CA, Community College Dist GO 0.00%, 08/01/2028(3)	146,350
	300,000	Rialto, CA, USD GO 0.00%, 08/01/2029(3)	206,403
	100,000	Southern California Metropolitan Water Dist 5.75%, 07/01/2021	104,993

			6,524,512

		Colorado - 0.2%
	420,000	Univ. of Colorado 5.00%, 06/01/2028	495,617

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
		Connecticut - 2.6%
$	2,940,000	Connecticut Housing Finance Auth 4.25%, 05/15/2042	$3,101,142
	2,420,000	State of Connecticut, Special Tax Rev. 5.00%, 01/01/2021	2,548,671

			5,649,813

		District of Columbia - 4.5%
	855,000	Dist of Columbia 5.00%, 06/01/2028	1,008,147
	1,910,000	Dist of Columbia Housing Finance Agcy. 2.00%, 09/01/2021(2)	1,886,316
		Dist of Columbia Water & Sewer Auth
	230,000	5.00%, 10/01/2044	249,334
	5,425,000	5.00%, 10/01/2049	6,013,016
	600,000	Dist of Columbia, GO 5.00%, 06/01/2032	678,174

			9,834,987

		Florida - 2.6%
	470,000	Escambia County, FL, Housing Finance Auth 2.05%, 05/01/2021(2)	468,693
	1,025,000	Florida Housing Finance Corp. 4.00%, 07/01/2049	1,069,137
	1,840,000	Miami-Dade County, FL, Transit System 5.00%, 07/01/2042	1,964,071
	1,945,000	Miami-Dade County, FL, Water & Sewer System Rev 5.00%, 10/01/2042	2,084,612

			5,586,513

		Georgia - 2.3%
		Georgia Municipal Association, Inc.
	50,000	5.00%, 12/01/2026	57,204
	35,000	5.00%, 12/01/2027	40,317
	25,000	5.00%, 12/01/2028	28,585
	80,000	5.00%, 12/01/2029	90,863
	55,000	5.00%, 12/01/2030	62,145
	55,000	5.00%, 12/01/2032	61,778
	35,000	5.00%, 12/01/2033	39,168
	55,000	5.00%, 12/01/2034	61,369
	3,945,000	Main Street, GA, Natural Gas, Inc. 4.00%, 08/01/2048(2)	4,125,760
	420,000	Metropolitan Atlanta, GA, Rapid Transit Auth 5.25%, 07/01/2029	506,533

			5,073,722

		Illinois - 4.6%
		Champaign County Community Unit School Dist No 4 Champaign
	235,000	5.00%, 01/01/2027	262,998
	475,000	5.00%, 01/01/2029	526,124
	695,000	Chicago, IL, Metropolitan Water Reclamation Dist GO 5.25%, 12/01/2032	812,379
	1,060,000	Chicago, IL, O’Hare International Airport 5.25%, 01/01/2032	1,189,087
	1,145,000	Chicago, IL, Transit Auth 5.00%, 06/01/2025	1,265,683
	135,000	City of Chicago, IL, GO 5.25%, 01/01/2020	139,228
	1,775,000	Illinois Housing Dev Auth 4.50%, 10/01/2048	1,892,700
		Metropolitan Pier & Exposition Auth, IL
	80,000	0.00%, 06/15/2020(3)	75,810
	330,000	5.00%, 06/15/2050	338,448
	1,350,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	1,455,745
	2,110,000	State of Illinois 5.00%, 11/01/2028	2,173,173

			10,131,375

		Indiana - 0.5%
	1,075,000	Indiana Housing & Community Dev Auth 4.00%, 07/01/2048	1,122,870

The accompanying notes are an integral part of these financial statements.

58

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
		Iowa - 1.5%
		Iowa Finance Auth
$	875,000	4.00%, 07/01/2048	$915,303
	2,045,000	5.00%, 08/01/2028	2,398,744

			3,314,047

		Kentucky - 1.2%
		Kentucky State Property & Building Commission
	660,000	5.00%, 05/01/2024	729,610
	1,175,000	5.00%, 08/01/2024	1,302,088
	445,000	5.00%, 05/01/2025	496,629

			2,528,327

		Louisiana - 0.2%
	425,000	Louisiana Housing Corp. 4.50%, 12/01/2047	453,513

		Maine - 1.0%
	2,135,000	Maine State Housing Auth 4.00%, 11/15/2048	2,230,627

		Maryland - 1.1%
	2,210,000	Maryland Community Dev Administration 4.50%, 09/01/2048	2,349,119

		Massachusetts - 2.8%
		Commonwealth of Massachusetts, GO
	1,685,000	5.00%, 01/01/2035	1,901,337
	250,000	5.25%, 09/01/2024	287,663
		Massachusetts Bay Transportation Auth
	190,000	5.25%, 07/01/2030	229,929
	45,000	5.25%, 07/01/2031	54,698
	75,000	Massachusetts Health & Educational Facs Auth 1.59%, 07/01/2027(2)	75,000
	3,570,000	Massachusetts Housing Finance Agcy. 1.90%, 02/01/2021(2)	3,533,443

			6,082,070

		Michigan - 0.9%
		Michigan Finance Auth
	385,000	5.00%, 12/01/2022	422,738
	480,000	5.00%, 08/01/2023	532,022
		Southgate, MI, Community School Dist GO
	255,000	5.00%, 05/01/2024	285,745
	350,000	5.00%, 05/01/2025	395,231
	320,000	State of Michigan 5.00%, 03/15/2027	369,354

			2,005,090

		Minnesota - 0.9%
		Housing & Redev Auth of The City of St. Paul Minnesota
	1,355,000	1.25%, 08/01/2020(2)	1,342,724
	275,000	2.15%, 03/01/2021(2)	273,922
	365,000	2.20%, 09/01/2021(2)	363,500

			1,980,146

		Nebraska - 0.7%
	1,445,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	1,506,832

		Nevada - 1.8%
	3,525,000	County of Clark NV, GO 5.00%, 05/01/2048	3,906,722

		New Jersey - 3.4%
	1,430,000	Garden State, NJ, Preservation Trust 5.75%, 11/01/2028	1,654,410
	70,000	New Jersey Economic Dev Auth 5.00%, 03/01/2026	74,413
		New Jersey Economic Dev. Auth
	285,000	5.00%, 06/15/2027	310,582
	565,000	5.00%, 06/15/2028	613,550
	485,000	New Jersey Housing & Mortgage Finance Agcy. 1.35%, 02/01/2020(2)	484,015

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
	New Jersey - 3.4% - (continued)
	New Jersey Transportation Trust Fund Auth
405,000	5.00%, 06/15/2024	$443,953
1,330,000	5.00%, 12/15/2028	1,453,637
100,000	5.25%, 12/15/2022	108,857
685,000	5.50%, 12/15/2022	757,028
	New Jersey Turnpike Auth
110,000	5.00%, 01/01/2023	120,990
605,000	5.00%, 01/01/2029	697,625
740,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	819,506

		7,538,566

	New Mexico - 0.6%
1,155,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049	1,206,536

	New York - 3.3%
6,335,000	New York State Dormitory Auth 5.00%, 02/15/2030	7,208,343

	North Carolina - 4.3%
2,005,000	Durham Housing Auth 1.80%, 01/01/2021(2)	1,985,431
7,480,000	Fayetteville Metropolitan Housing Auth 1.95%, 01/01/2022(2)	7,385,977

		9,371,408

	Ohio - 5.8%
1,205,000	City of Columbus OH, GO 5.00%, 04/01/2028	1,409,706
915,000	Cuyahoga, OH, Metropolitan Housing Auth 2.20%, 06/01/2021(2)	912,173
	Ohio Housing Finance Agcy.
615,000	1.25%, 09/01/2020(2)	609,760
1,880,000	4.50%, 09/01/2048	2,015,548
	Ohio State University
5,000	5.00%, 12/01/2021	5,410
115,000	5.00%, 12/01/2030	136,814
125,000	5.00%, 12/01/2031	148,815
	Ohio Turnpike & Infrastructure Commission
2,740,000	0.00%, 02/15/2036(3)	1,328,928
2,825,000	0.00%, 02/15/2037(3)	1,304,613
1,680,000	0.00%, 02/15/2038(3)	738,158
1,395,000	0.00%, 02/15/2041(3)	530,002
	State of Ohio
965,000	5.00%, 08/01/2027	1,132,746
2,110,000	5.00%, 12/15/2027	2,466,442

		12,739,115

	Oregon - 0.2%
425,000	State of Oregon Department of Transportation 5.00%, 11/15/2026	497,195

	Pennsylvania - 5.8%
635,000	Commonwealth Financing Auth 5.00%, 06/01/2032	700,526
1,295,000	Geisinger, PA, Health System Auth 5.00%, 02/15/2032	1,447,434
5,960,000	Pennsylvania Housing Finance Agcy. 1.65%, 11/01/2020(2)	5,920,306
	Pennsylvania Turnpike Commission
240,000	5.00%, 12/01/2026	272,918
705,000	5.00%, 12/01/2027	806,090
445,000	5.00%, 12/01/2028	502,810
1,250,000	Pittsburgh Housing Auth, PA 1.40%, 10/01/2021(2)	1,239,200
	Reading, PA, School Dist GO
85,000	5.00%, 03/01/2021	89,700
50,000	5.00%, 03/01/2023	54,583
70,000	5.00%, 03/01/2024	77,428
70,000	5.00%, 03/01/2025	78,271
55,000	5.00%, 03/01/2026	61,957
50,000	5.00%, 03/01/2027	56,612

The accompanying notes are an integral part of these financial statements.

59

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
		Pennsylvania - 5.8% - (continued)
		Swarthmore Borough Auth
$	715,000	5.00%, 09/15/2047	$805,733
	560,000	5.00%, 09/15/2048	630,566

			12,744,134

		Rhode Island - 1.1%
	2,310,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2048	2,409,815

		South Carolina - 3.8%
	6,375,000	Patriots Energy Group Financing Agcy., SC 4.00%, 10/01/2048(2)	6,669,525
	1,345,000	SCAGO, SC, Educational Facs Corp. Pickens School Dist 5.00%, 12/01/2025	1,518,223
	105,000	Tobacco Settlement Revenue Magm. Auth 6.38%, 05/15/2030	134,809

			8,322,557

		Tennessee - 2.7%
	1,175,000	Chattanooga Health Educational & Housing Fac. Board 1.75%, 12/01/2020(2)	1,165,095
	2,010,000	Knoxville’s Community Dev. Corp., TN 1.20%, 02/01/2020	1,977,357
	630,000	Memphis Health Educational & Housing Fac. Board 1.80%, 12/01/2020(2)	627,518
	345,000	Metropolitan Gov’t Nashville & Davidson County Health & Educational Facs Bd 1.80%, 12/01/2020(2)	343,275
	1,570,000	Tennessee Housing Dev Agcy 4.50%, 07/01/2049	1,681,313

			5,794,558

		Texas - 15.2%
		Aldine, TX, Independent School Dist
	1,715,000	5.00%, 02/15/2026	1,973,022
	815,000	5.00%, 02/15/2027	945,433
	2,375,000	Arlington, TX, Higher Education Finance Corp. 5.00%, 12/01/2047	2,583,763
	2,020,000	Burleson, TX, Independent School Dist 5.00%, 02/01/2047	2,235,271
	210,000	Dallas Area, TX, Rapid Transit 5.25%, 12/01/2030	254,255
	3,900,000	Denton Independent School Dist 5.00%, 08/15/2048	4,298,658
	2,620,000	Grand Parkway Transportation Corp. 5.00%, 10/01/2048	2,882,026
		Harris County Cultural Education Facs. Finance Corp.
	430,000	5.00%, 11/15/2027	498,731
	450,000	5.00%, 11/15/2028	515,399
	430,000	5.00%, 11/15/2029	488,510
	45,000	Harris County, TX, Flood Control Dist 5.00%, 10/01/2024	47,311
	3,170,000	Mesquite Independent School Dist 5.00%, 08/15/2048	3,491,533
	100,000	North East, TX, ISD GO 5.25%, 02/01/2027	117,846
		North Texas Tollway Auth Rev
	525,000	5.00%, 01/01/2024	585,501
	920,000	5.00%, 01/01/2048	991,226
	5,000	6.10%, 01/01/2028	5,033
		Texas Department of Housing & Community Affairs
	675,000	2.23%, 05/01/2021(2)	672,827
	1,145,000	4.75%, 03/01/2049	1,232,581
	680,000	Texas State Affordable Housing Corp. 1.90%, 12/01/2020(2)	676,607
	4,610,000	Texas State Water Dev Board 5.00%, 10/15/2028	5,397,019
		University of Texas
	450,000	5.00%, 08/15/2027	525,852
	340,000	5.00%, 08/15/2028	395,015
	450,000	5.00%, 08/15/2029	519,791
	880,000	5.00%, 05/15/2035	989,102
	480,000	5.25%, 07/01/2028	575,798

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
		Texas - 15.2% - (continued)
$	460,000	Washington County, TX, Housing Corp. 1.50%, 01/01/2020(2)	$459,241

			33,357,351

		Utah - 0.3%
	610,000	Salt Lake City Corp. Airport Rev. 5.00%, 07/01/2048	670,268

		Virginia - 1.2%
	2,355,000	Virginia Public Building Auth 5.00%, 08/01/2029	2,720,779

		Washington - 1.5%
	3,155,000	Washington State Housing Finance Commission 4.00%, 12/01/2048	3,299,215

		West Virginia - 0.5%
		West Virginia Commissioner of Highways
	360,000	5.00%, 09/01/2026	415,332
	560,000	5.00%, 09/01/2027	650,070

			1,065,402

		Wisconsin - 0.8%
		Wisconsin Health & Educational Facs Auth
	825,000	5.00%, 04/01/2032	922,144
	650,000	5.00%, 04/01/2033	724,015

			1,646,159

		Wyoming - 0.7%
	1,520,000	Wyoming Community Dev Auth 4.00%, 06/01/2043	1,584,934

		Total Municipal Bonds (cost $186,030,966)	$185,703,693

U.S. GOVERNMENT SECURITIES - 6.5%
		U.S. Treasury Securities - 6.5%
		U.S. Treasury Bonds - 1.6%
	3,078,500	3.13%, 05/15/2048	$2,919,524
	450,000	4.63%, 02/15/2040	537,381

			3,456,905

		U.S. Treasury Notes - 4.9%
	4,507,504	0.75%, 07/15/2028(4)	4,364,531
	1,188,000	2.88%, 09/30/2023	1,181,828
	3,099,000	2.88%, 10/31/2023	3,082,900
	2,118,000	2.88%, 08/15/2028	2,069,270

			10,698,529

			14,155,434

		Total U.S. Government Securities (cost $14,291,251)	$14,155,434

		Total Long-Term Investments (cost $211,597,664)	$211,671,954

SHORT-TERM INVESTMENTS - 4.2%
		Other Investment Pools & Funds - 4.2%
	9,220,349	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 2.00%(5)	$9,220,349

		Total Short-Term Investments (cost $9,220,349)	$9,220,349

Total Investments (cost $220,818,013)	101.0%	$220,892,303
Other Assets & Liabilities	(1.0)%	(2,112,577)

Total Net Assets	100.0%	$218,779,726

The accompanying notes are an integral part of these financial statements.

60

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

October 31, 2018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Variable rate security; the rate reported is the coupon rate in effect at October 31, 2018.
(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Security is a zero-coupon bond.

(4)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(5)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	25	12/31/2018	$2,809,570	$4,826
U.S. Treasury 10-Year Note Future	4	12/19/2018	473,750	(1,195)

Total				$3,631

Total futures contracts				$3,631

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
PA	Port Authority
Rev	Revenue
USD	Unified School District

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$11,812,827	$—	$11,812,827	$—
Municipal Bonds	185,703,693	—	185,703,693	—
U.S. Government Securities	14,155,434	—	14,155,434	—
Short-Term Investments	9,220,349	9,220,349	—	—
Futures Contracts(2)	4,826	4,826	—	—

Total	$220,897,129	$9,225,175	$211,671,954	$—

Liabilities
Futures Contracts(2)	$(1,195)	$(1,195)	$—	$—

Total	$(1,195)	$(1,195)	$—	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

61

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.1%
	Automobiles & Components - 1.8%
6,135	Cooper-Standard Holdings, Inc.*	$568,408
33,804	Gentherm, Inc.*	1,475,206
17,898	Standard Motor Products, Inc.	968,461

		3,012,075

	Banks - 12.1%
35,861	CenterState Bank Corp.	881,463
39,506	Chemical Financial Corp.	1,851,251
5,512	First Citizens BancShares, Inc. Class A	2,351,585
73,777	First Horizon National Corp.	1,190,761
29,494	First Interstate BancSystem, Inc. Class A	1,222,821
37,629	First Merchants Corp.	1,565,743
91,578	First Midwest Bancorp, Inc.	2,102,631
43,865	Heritage Financial Corp.	1,435,263
21,783	Lakeland Financial Corp.	937,323
52,370	OceanFirst Financial Corp.	1,326,008
21,210	Union Bankshares Corp.	724,109
60,632	United Community Banks, Inc.	1,507,918
23,834	Westamerica Bancorp(1)	1,387,377
38,756	Western Alliance Bancorp*	1,869,589

		20,353,842

	Capital Goods - 10.2%
16,515	Dycom Industries, Inc.*	1,121,038
31,402	EnPro Industries, Inc.	1,953,204
23,917	ESCO Technologies, Inc.	1,464,199
15,316	Fortune Brands Home & Security, Inc.	686,616
14,280	Franklin Electric Co., Inc.	605,758
28,207	Generac Holdings, Inc.*	1,430,941
33,967	Hexcel Corp.	1,987,749
12,127	IDEX Corp.	1,537,946
40,819	MasTec, Inc.*	1,776,035
63,445	REV Group, Inc.(1)	692,185
12,500	Simpson Manufacturing Co., Inc.	713,500
54,455	Univar, Inc.*	1,340,682
14,558	Valmont Industries, Inc.	1,809,705

		17,119,558

	Commercial & Professional Services - 2.6%
71,162	Advanced Disposal Services, Inc.*	1,927,778
22,886	ASGN, Inc.*	1,535,193
23,142	Covanta Holding Corp.	339,956
27,641	Knoll, Inc.	548,674

		4,351,601

	Consumer Durables & Apparel - 4.9%
42,086	Brunswick Corp.	2,188,051
9,087	Cavco Industries, Inc.*	1,822,943
24,563	Oxford Industries, Inc.	2,185,616
64,620	Steven Madden Ltd.	2,020,667

		8,217,277

	Consumer Services - 6.0%
41,048	Cheesecake Factory, Inc.	1,984,260
128,782	Del Frisco’s Restaurant Group, Inc.*	869,279
87,668	Extended Stay America, Inc.	1,427,235
2,477	Graham Holdings Co. Class B	1,439,261
46,401	PlayAGS, Inc.*	1,125,224
64,787	Red Rock Resorts, Inc. Class A	1,499,171
41,233	ServiceMaster Global Holdings, Inc.*	1,768,071

		10,112,501

	Diversified Financials - 1.6%
79,274	Compass Diversified Holdings	1,253,322
75,903	Golub Capital BDC, Inc.	1,400,410

		2,653,732

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.1% - (continued)
	Energy - 2.9%
88,576	ProPetro Holding Corp.*	$1,563,366
108,309	Solaris Oilfield Infrastructure, Inc. Class A*	1,429,679
104,225	SRC Energy, Inc.*	737,913
35,387	World Fuel Services Corp.	1,132,384

		4,863,342

	Food & Staples Retailing - 1.1%
62,397	Performance Food Group Co.*	1,829,480

	Food, Beverage & Tobacco - 1.2%
61,388	Darling Ingredients, Inc.*	1,268,276
28,976	Hain Celestial Group, Inc.*	720,923

		1,989,199

	Health Care Equipment & Services - 3.7%
3,234	Cooper Cos., Inc.	835,375
21,659	DENTSPLY SIRONA, Inc.	750,051
31,389	Invacare Corp.	405,546
51,446	K2M Group Holdings, Inc.*	1,408,591
7,758	Masimo Corp.*	896,825
24,314	Patterson Cos., Inc.	549,010
6,942	Teladoc Health, Inc.*	481,358
8,238	West Pharmaceutical Services, Inc.	872,569

		6,199,325

	Insurance - 4.2%
25,005	AMERISAFE, Inc.	1,627,576
75,040	Brown & Brown, Inc.	2,114,627
60,034	National General Holdings Corp.	1,672,547
11,764	Reinsurance Group of America, Inc.	1,674,841

		7,089,591

	Materials - 5.3%
46,912	Ardagh Group S.A.	618,300
26,866	Ashland Global Holdings, Inc.	1,987,547
145,004	Graphic Packaging Holding Co.	1,596,494
63,970	Pretium Resources, Inc.*(1)	509,841
22,369	Sensient Technologies Corp.	1,450,853
23,636	Steel Dynamics, Inc.	935,985
86,129	Valvoline, Inc.	1,715,690

		8,814,710

	Media & Entertainment - 2.0%
58,597	Cineplex, Inc.(1)	1,615,318
30,179	Hemisphere Media Group, Inc.*	406,511
210,480	MDC Partners, Inc. Class A*	519,886
20,397	Yelp, Inc.*	873,399

		3,415,114

	Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
8,036	Bio-Techne Corp.	1,347,798
51,985	Catalent, Inc.*	2,097,075
14,726	Evolus, Inc.*	218,239
30,569	Flexion Therapeutics, Inc.*	413,904
24,433	Intra-Cellular Therapies, Inc.*	414,872
16,454	Pacira Pharmaceuticals, Inc.*	804,436
6,586	Puma Biotechnology, Inc.*	244,011
17,557	Repligen Corp.*	951,941
38,696	Syneos Health, Inc.*	1,765,699

		8,257,975

	Real Estate - 5.3%
67,386	Columbia Property Trust, Inc. REIT	1,512,816
39,864	CorePoint Lodging, Inc. REIT	652,574
26,788	Douglas Emmett, Inc. REIT	969,458
20,853	Equity LifeStyle Properties, Inc. REIT	1,974,570
54,710	Kennedy-Wilson Holdings, Inc.	1,038,396
10,287	Mid-America Apartment Communities, Inc. REIT	1,005,143

The accompanying notes are an integral part of these financial statements.

62

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.1% - (continued)
	Real Estate - 5.3% - (continued)
48,771	Terreno Realty Corp. REIT	$1,825,498

		8,978,455

	Retailing - 2.8%
27,450	Asbury Automotive Group, Inc.*	1,786,995
44,700	Caleres, Inc.	1,528,740
67,833	Hudson Ltd. Class A*	1,433,990

		4,749,725

	Semiconductors & Semiconductor Equipment - 3.7%
76,635	Entegris, Inc.	2,033,893
31,949	Integrated Device Technology, Inc.*	1,495,533
79,569	ON Semiconductor Corp.*	1,352,673
43,754	Versum Materials, Inc.	1,380,876

		6,262,975

	Software & Services - 8.8%
15,706	Cadence Design Systems, Inc.*	700,016
12,876	Carbonite, Inc.*	440,488
46,541	CoreLogic, Inc.*	1,890,496
32,223	CSG Systems International, Inc.	1,131,027
12,800	EPAM Systems, Inc.*	1,529,216
10,938	Fortinet, Inc.*	898,885
18,103	Leidos Holdings, Inc.	1,172,712
29,030	LiveRamp Holdings, Inc.*	1,326,090
25,372	Perficient, Inc.*	634,808
25,528	PTC, Inc.*	2,103,763
18,101	Science Applications International Corp.	1,258,201
32,981	WNS Holdings Ltd. ADR*	1,655,316

		14,741,018

	Technology Hardware & Equipment - 3.1%
11,533	Arrow Electronics, Inc.*	780,899
90,411	Ciena Corp.*	2,826,248
70,659	Extreme Networks, Inc.*	392,157
19,398	Novanta, Inc.*	1,129,158

		5,128,462

	Transportation - 1.5%
19,624	Ryder System, Inc.	1,085,403
27,859	Spirit Airlines, Inc.*	1,445,882

		2,531,285

	Utilities - 1.4%
25,510	IDACORP, Inc.	2,379,063

	Total Common Stocks (cost $124,779,704)	$153,050,305

EXCHANGE-TRADED FUNDS - 1.2%
	Other Investment Pools & Funds - 1.2%
13,464	iShares Russell 2000 ETF(1)	$2,020,004

	Total Exchange-Traded Funds (cost $2,236,858)	$2,020,004

	Total Long-Term Investments (cost $127,016,562)	$155,070,309

SHORT-TERM INVESTMENTS - 9.5%
	Other Investment Pools & Funds - 8.0%
13,383,791	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 2.00%(2)	$13,383,791

	Securities Lending Collateral - 1.5%
124,083	Citibank NA DDCA, 2.19%, 11/1/2018(2)	124,083

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 9.5% - (continued)
	Securities Lending Collateral - 1.5% - (continued)
960,887	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(2)	$960,887
282,409	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(2)	282,409
685,514	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(2)	685,514
131,181	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(2)	131,181
297,590	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(2)	297,590

		2,481,664

	Total Short-Term Investments (cost $15,865,455)	$15,865,455

Total Investments (cost $142,882,017)	101.8%	$170,935,764
Other Assets and Liabilities	(1.8)%	(2,961,479)

Total Net Assets	100.0%	$167,974,285

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

63

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

October 31, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,012,075	$3,012,075	$—	$—
Banks	20,353,842	20,353,842	—	—
Capital Goods	17,119,558	17,119,558	—	—
Commercial & Professional Services	4,351,601	4,351,601	—	—
Consumer Durables & Apparel	8,217,277	8,217,277	—	—
Consumer Services	10,112,501	10,112,501	—	—
Diversified Financials	2,653,732	2,653,732	—	—
Energy	4,863,342	4,863,342	—	—
Food & Staples Retailing	1,829,480	1,829,480	—	—
Food, Beverage & Tobacco	1,989,199	1,989,199	—	—
Health Care Equipment & Services	6,199,325	6,199,325	—	—
Insurance	7,089,591	7,089,591	—	—
Materials	8,814,710	8,814,710	—	—
Media & Entertainment	3,415,114	3,415,114	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,257,975	8,257,975	—	—
Real Estate	8,978,455	8,978,455	—	—
Retailing	4,749,725	4,749,725	—	—
Semiconductors & Semiconductor Equipment	6,262,975	6,262,975	—	—
Software & Services	14,741,018	14,741,018	—	—
Technology Hardware & Equipment	5,128,462	5,128,462	—	—
Transportation	2,531,285	2,531,285	—	—
Utilities	2,379,063	2,379,063	—	—
Exchange-Traded Funds	2,020,004	2,020,004	—	—
Short-Term Investments	15,865,455	15,865,455	—	—

Total	$170,935,764	$170,935,764	$—	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

64

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 89.3%
	Automobiles & Components - 0.7%
182,293	BorgWarner, Inc.	$7,184,167

	Banks - 8.1%
254,256	CenterState Bank Corp.	6,249,612
174,462	Chemical Financial Corp.	8,175,289
193,332	Commerce Bancshares, Inc.	12,295,915
94,429	East West Bancorp, Inc.	4,951,857
593,457	First Horizon National Corp.	9,578,396
40,982	First Republic Bank	3,728,952
319,727	United Community Banks, Inc.	7,951,611
114,253	Webster Financial Corp.	6,722,647
50,359	Westamerica Bancorp(1)	2,931,397
240,268	Western Alliance Bancorp*	11,590,528
183,271	Zions Bancorporation	8,622,901

		82,799,105

	Capital Goods - 10.7%
146,636	AGCO Corp.	8,217,481
82,988	Allison Transmission Holdings, Inc.	3,658,111
23,434	Carlisle Cos., Inc.	2,263,490
126,481	Dycom Industries, Inc.*	8,585,530
317,169	Fortune Brands Home & Security, Inc.	14,218,686
494,297	GrafTech International Ltd.	8,838,030
219,984	Hexcel Corp.	12,873,464
60,558	IDEX Corp.	7,679,966
60,020	Lennox International, Inc.	12,657,618
158,803	MasTec, Inc.*	6,909,519
70,950	Nordson Corp.	8,703,436
157,106	Owens Corning	7,426,401
64,919	Valmont Industries, Inc.	8,070,081

		110,101,813

	Commercial & Professional Services - 3.3%
261,921	KAR Auction Services, Inc.	14,913,782
171,275	Stericycle, Inc.*	8,558,612
49,020	Verisk Analytics, Inc.*	5,874,557
65,342	Waste Connections, Inc.	4,994,742

		34,341,693

	Consumer Durables & Apparel - 1.6%
272,978	Brunswick Corp.	14,192,126
18,555	PVH Corp.	2,241,259

		16,433,385

	Consumer Services - 5.1%
639,684	Aramark	22,977,449
574,968	Extended Stay America, Inc.	9,360,479
9,458	Graham Holdings Co. Class B	5,495,571
228,019	Red Rock Resorts, Inc. Class A	5,276,360
216,272	ServiceMaster Global Holdings, Inc.*	9,273,743

		52,383,602

	Diversified Financials - 2.3%
45,076	Affiliated Managers Group, Inc.	5,123,338
278,149	Ares Capital Corp.	4,773,037
83,015	Raymond James Financial, Inc.	6,366,420
394,254	Santander Consumer USA Holdings, Inc.	7,392,263

		23,655,058

	Energy - 3.1%
259,494	Centennial Resource Development, Inc. Class A*(1)	4,971,905
55,689	Core Laboratories N.V.	4,746,930
494,135	Gulfport Energy Corp.*	4,501,570
394,385	Newfield Exploration Co.*	7,966,577
398,105	Parsley Energy, Inc. Class A*	9,323,619

		31,510,601

Shares or Principal Amount		Market Value†
COMMON STOCKS - 89.3% - (continued)
	Food & Staples Retailing - 1.2%
420,926	Performance Food Group Co.*	$12,341,550

	Food, Beverage & Tobacco - 0.4%
177,188	Hain Celestial Group, Inc.*	4,408,437

	Health Care Equipment & Services - 5.2%
37,451	Cooper Cos., Inc.	9,673,968
377,973	DENTSPLY SIRONA, Inc.	13,089,205
61,339	Henry Schein, Inc.*	5,091,137
169,960	K2M Group Holdings, Inc.*	4,653,505
45,732	Masimo Corp.*	5,286,619
49,802	Universal Health Services, Inc. Class B	6,053,931
89,880	West Pharmaceutical Services, Inc.	9,520,090

		53,368,455

	Household & Personal Products - 0.4%
68,093	Spectrum Brands Holdings, Inc.	4,422,640

	Insurance - 5.1%
194,768	Arthur J Gallagher & Co.	14,414,780
351,099	Brown & Brown, Inc.	9,893,970
102,591	Reinsurance Group of America, Inc.	14,605,881
19,696	RenaissanceRe Holdings Ltd.	2,406,063
137,053	Torchmark Corp.	11,602,907

		52,923,601

	Materials - 5.3%
138,170	Ashland Global Holdings, Inc.	10,221,817
264,157	Crown Holdings, Inc.*	11,171,199
801,787	Graphic Packaging Holding Co.	8,827,675
68,677	Reliance Steel & Aluminum Co.	5,419,989
100,602	Sensient Technologies Corp.	6,525,046
71,289	Steel Dynamics, Inc.	2,823,044
490,335	Valvoline, Inc.	9,767,473

		54,756,243

	Media & Entertainment - 2.4%
2,380	Cable One, Inc.	2,131,861
87,320	GCI Liberty, Inc. Class A*	4,132,855
1,033,992	TEGNA, Inc.	11,932,268
161,551	Yelp, Inc.*	6,917,614

		25,114,598

	Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
382,301	Catalent, Inc.*	15,422,022
121,031	Intra-Cellular Therapies, Inc.*	2,055,106
131,828	Pacira Pharmaceuticals, Inc.*	6,445,071
101,351	PerkinElmer, Inc.	8,764,835

		32,687,034

	Real Estate - 6.6%
67,992	Alexandria Real Estate Equities, Inc. REIT	8,310,662
584,580	Brixmor Property Group, Inc. REIT	9,470,196
119,721	Douglas Emmett, Inc. REIT	4,332,703
172,678	Equity LifeStyle Properties, Inc. REIT	16,350,880
193,923	Lamar Advertising Co. Class A, REIT	14,218,434
81,071	Mid-America Apartment Communities, Inc. REIT	7,921,447
46,698	SBA Communications Corp. REIT*	7,573,015

		68,177,337

	Retailing - 2.9%
107,778	Advance Auto Parts, Inc.	17,218,613
190,268	Nordstrom, Inc.	12,513,927

		29,732,540

	Semiconductors & Semiconductor Equipment - 3.0%
201,727	Entegris, Inc.	5,353,835
224,633	Integrated Device Technology, Inc.*	10,515,071

The accompanying notes are an integral part of these financial statements.

65

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments – (continued)

October 31, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 89.3% - (continued)
	Semiconductors & Semiconductor Equipment - 3.0% - (continued)
73,775	Microchip Technology, Inc.	$4,852,919
575,850	ON Semiconductor Corp.*	9,789,450

		30,511,275

	Software & Services - 8.6%
173,814	Cadence Design Systems, Inc.*	7,746,890
217,197	CoreLogic, Inc.*	8,822,542
9,930	Gartner, Inc.*	1,464,874
104,115	Genpact Ltd.	2,853,792
250,112	Leidos Holdings, Inc.	16,202,255
109,902	PTC, Inc.*	9,057,024
547,178	Sabre Corp.	13,487,938
88,852	Synopsys, Inc.*	7,954,919
214,320	Teradata Corp.*	7,801,248
89,740	VeriSign, Inc.*	12,791,540

		88,183,022

	Technology Hardware & Equipment - 3.8%
187,852	Arrow Electronics, Inc.*	12,719,459
416,652	Ciena Corp.*	13,024,542
186,814	Dolby Laboratories, Inc. Class A	12,854,671

		38,598,672

	Transportation - 3.1%
169,811	Alaska Air Group, Inc.	10,429,791
82,121	Kirby Corp.*	5,907,785
90,216	Ryder System, Inc.	4,989,847
203,491	Spirit Airlines, Inc.*	10,561,183

		31,888,606

	Utilities - 3.2%
236,954	Alliant Energy Corp.	10,184,283
98,903	Evergy, Inc.	5,537,579
81,750	IDACORP, Inc.	7,624,005
371,505	NiSource, Inc.	9,421,367

		32,767,234

	Total Common Stocks (cost $869,364,770)	$918,290,668

EXCHANGE-TRADED FUNDS - 3.3%
	Other Investment Pools & Funds - 3.3%
143,393	iShares Russell 2000 ETF(1)	$21,513,252
245,179	iShares Russell Mid-Cap ETF(1)	12,396,250

		33,909,502

	Total Exchange-Traded Funds (cost $33,756,685)	$33,909,502

	Total Long-Term Investments (cost $903,121,455)	$952,200,170

SHORT-TERM INVESTMENTS - 9.4%
	Other Investment Pools & Funds - 7.3%
74,982,267	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 2.00%(2)	$74,982,267

	Securities Lending Collateral - 2.1%
1,097,905	Citibank NA DDCA, 2.19%, 11/1/2018(2)	1,097,905
8,502,055	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.10%(2)	8,502,055
2,498,795	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(2)	2,498,795

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 9.4% - (continued)
	Securities Lending Collateral - 2.1% - (continued)
6,065,518	Invesco Government & Agency Portfolio, Institutional Class, 2.08%(2)	$6,065,518
1,160,712	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(2)	1,160,712
2,633,115	Western Asset Institutional Government Class A Fund, Institutional Class, 2.07%(2)	2,633,115

		21,958,100

	Total Short-Term Investments (cost $96,940,367)	$96,940,367

Total Investments (cost $1,000,061,822)	102.0%	$1,049,140,537
Other Assets and Liabilities	(2.0)%	(21,025,333)

Total Net Assets	100.0%	$1,028,115,204

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s. For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

66

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments – (continued)

October 31, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$7,184,167	$7,184,167	$—	$—
Banks	82,799,105	82,799,105	—	—
Capital Goods	110,101,813	110,101,813	—	—
Commercial & Professional Services	34,341,693	34,341,693	—	—
Consumer Durables & Apparel	16,433,385	16,433,385	—	—
Consumer Services	52,383,602	52,383,602	—	—
Diversified Financials	23,655,058	23,655,058	—	—
Energy	31,510,601	31,510,601	—	—
Food & Staples Retailing	12,341,550	12,341,550	—	—
Food, Beverage & Tobacco	4,408,437	4,408,437	—	—
Health Care Equipment & Services	53,368,455	53,368,455	—	—
Household & Personal Products	4,422,640	4,422,640	—	—
Insurance	52,923,601	52,923,601	—	—
Materials	54,756,243	54,756,243	—	—
Media & Entertainment	25,114,598	25,114,598	—	—
Pharmaceuticals, Biotechnology & Life Sciences	32,687,034	32,687,034	—	—
Real Estate	68,177,337	68,177,337	—	—
Retailing	29,732,540	29,732,540	—	—
Semiconductors & Semiconductor Equipment	30,511,275	30,511,275	—	—
Software & Services	88,183,022	88,183,022	—	—
Technology Hardware & Equipment	38,598,672	38,598,672	—	—
Transportation	31,888,606	31,888,606	—	—
Utilities	32,767,234	32,767,234	—	—
Exchange-Traded Funds	33,909,502	33,909,502	—	—
Short-Term Investments	96,940,367	96,940,367	—	—

Total	$1,049,140,537	$1,049,140,537	$—	$—

(1)	For the year ended October 31, 2018, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

67

Hartford Schroders Funds

Statements of Assets and Liabilities

October 31, 2018

	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi- Sector Bond Fund	Hartford Schroders Global Strategic Bond Fund	Hartford Schroders International Multi-Cap Value Fund
Assets:
Investments in securities, at market value(1)	$3,012,800,849	$105,432,767	$62,443,732	$1,884,918,123
Cash	—	—	1,604,913	—
Cash collateral due from broker on futures contracts	—	73,072	685,548	3,433,000
Cash collateral due from broker on swap contracts	—	—	847,492	—
Foreign currency	1,502,063	38,463	262,032	2,495,468
Unrealized appreciation on OTC swap contracts	—	30,358	18,726	—
Unrealized appreciation on foreign currency contracts	—	2,039,722	1,569,815	72,363
Receivables:
Investment securities sold	1,163,717	4,635,098	834	54
Fund shares sold	14,158,503	37,843	148	5,219,211
Dividends and interest	3,182,661	1,838,123	360,659	5,327,917
Securities lending income	33,955	1,697	119	70,941
Tax reclaims	—	52,883	16,628	1,190,602
Variation margin on futures contracts	—	—	648,004	2,208,950
Variation margin on centrally cleared swap contracts	—	—	60,954	—
OTC swap contracts premiums paid	—	5,383	10,716	—
Other assets	2,167,342	100,322	75,704	377,823

Total assets	3,035,009,090	114,285,731	68,606,024	1,905,314,452

Liabilities:
Unrealized depreciation on foreign currency contracts	—	1,560,553	1,439,022	1,016,069
Bank overdraft	—	241,561	—	260,000
Obligation to return securities lending collateral	9,179,179	5,535,813	—	33,929,393
Unrealized depreciation on OTC swap contracts	—	—	16,154	—
Payables:
Investment securities purchased	14,420,779	1,345,652	2,103,502	—
Fund shares redeemed	6,330,229	324,217	131,447	2,450,977
Investment management fees	2,629,357	63,384	34,189	1,128,633
Transfer agent fees	777,802	11,917	947	263,024
Accounting services fees	46,564	1,630	932	28,976
Board of Directors’ fees	12,437	486	256	7,117
Foreign taxes	2,342,516	—	—	199,922
Distribution fees	3,194	222	32	7,074
Miscellaneous	—	—	399,139	—
Written options	—	—	209,099	—
Accrued expenses	465,224	62,501	38,271	149,217
OTC swap contracts premiums received	—	94,814	15,458	—

Total liabilities	36,207,281	9,242,750	4,388,448	39,440,402

Net assets	$2,998,801,809	$105,042,981	$64,217,576	$1,865,874,050

Summary of Net Assets:
Capital stock and paid-in-capital	$2,859,476,587	$116,865,017	$69,637,204	$2,006,621,486
Distributable earnings	139,325,222	(11,822,036)	(5,419,628)	(140,747,436)

Net assets	$2,998,801,809	$105,042,981	$64,217,576	$1,865,874,050

Shares authorized	805,000,000	600,000,000	600,000,000	830,000,000

Par value	$0.0001	$0.0001	$0.0001	$0.0001

Class A: Net asset value per share	$14.07	$8.79	$8.99	$8.97

Maximum offering price per share	$14.89	$9.20	$9.41	$9.49

Shares outstanding	3,281,425	385,492	56,616	7,500,146

Net Assets	$46,162,412	$3,389,372	$508,716	$67,251,967

Class C: Net asset value per share	$13.86	$8.74	$8.98	$8.90

Shares outstanding	520,847	47,326	6,411	2,876,663

Net Assets	$7,216,832	$413,659	$57,550	$25,613,684

The accompanying notes are an integral part of these financial statements.

68

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

October 31, 2018

	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi- Sector Bond Fund	Hartford Schroders Global Strategic Bond Fund	Hartford Schroders International Multi-Cap Value Fund
Class I: Net asset value per share	$14.06	$8.78	$9.05	$8.96

Shares outstanding	123,269,252	4,163,170	21,443	97,654,467

Net Assets	$1,733,270,309	$36,557,011	$194,101	$875,109,077

Class R3: Net asset value per share	$13.98	$8.80	$9.05	$8.94

Shares outstanding	6,446	1,157	1,125	68,595

Net Assets	$90,142	$10,183	$10,180	$613,064

Class R4: Net asset value per share	$14.02	$8.78	$9.05	$8.95

Shares outstanding	264,706	1,163	1,127	146,574

Net Assets	$3,710,087	$10,216	$10,202	$1,311,904

Class R5: Net asset value per share	$14.07	$8.78	$9.05	$8.95

Shares outstanding	34,417	1,167	1,129	2,510,786

Net Assets	$484,141	$10,241	$10,215	$22,482,156

Class Y: Net asset value per share	$14.09	$8.78	$9.07	$8.96

Shares outstanding	8,735,684	110,458	1,129	9,041,477

Net Assets	$123,082,254	$969,762	$10,243	$80,993,191

Class F: Net asset value per share	$14.07	$8.78	$9.07	$8.97

Shares outstanding	10,966,787	3,284,844	1,123	28,069,013

Net Assets	$154,305,562	$28,841,572	$10,191	$251,677,480

Class SDR:Net asset value per share	$14.10	$8.79	$8.98	$8.96

Shares outstanding	66,002,223	3,964,792	7,064,270	60,390,331

Net Assets	$930,480,070	$34,840,965	$63,406,178	$540,821,527

Cost of investments	$2,641,291,838	$109,995,474	$64,157,037	$2,073,285,390
Cost of foreign currency	$1,504,562	$39,322	$254,015	$2,514,568
Proceeds of written option contracts	$—	$—	$243,520	$—

(1) Includes Investment in securities on loan, at market value	$16,958,344	$5,225,877	$—	$39,223,807

The accompanying notes are an integral part of these financial statements.

69

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

October 31, 2018

	Hartford Schroders International Stock Fund	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US Small Cap Opportunities Fund	Hartford Schroders US Small/Mid Cap Opportunities Fund
Assets:
Investments in securities, at market value(1)	$226,664,464	$220,892,303	$170,935,764	$1,049,140,537
Cash	300	—	—	34
Cash collateral due from broker on futures contracts	—	21,200	4	—
Foreign currency	3,668	—	4,956	—
Receivables:
Investment securities sold	2,387,226	11,073,814	279,940	17,597,291
Fund shares sold	925,728	155,180	59,534	1,456,085
Dividends and interest	185,309	1,915,291	65,081	490,819
Securities lending income	4,896	—	1,556	5,570
Tax reclaims	347,989	—	985	—
Variation margin on futures contracts	—	50,186	—	—
Other assets	126,876	75,870	71,165	76,899

Total assets	230,646,456	234,183,844	171,418,985	1,068,767,235

Liabilities:
Obligation to return securities lending collateral	2,602,670	—	2,481,664	21,958,100
Payables:
Investment securities purchased	2,786,500	15,195,874	649,076	—
Fund shares redeemed	154,765	50,813	109,553	17,635,471
Investment management fees	144,314	84,426	133,776	759,612
Transfer agent fees	19,239	31,443	36,168	197,416
Accounting services fees	3,464	2,627	2,081	12,550
Board of Directors’ fees	871	977	800	3,985
Foreign taxes	34,045	—	—	—
Distribution fees	740	1,843	1,689	14,834
Accrued expenses	44,269	36,115	29,893	70,063

Total liabilities	5,790,877	15,404,118	3,444,700	40,652,031

Net assets	$224,855,579	$218,779,726	$167,974,285	$1,028,115,204

Summary of Net Assets:
Capital stock and paid-in-capital	$203,477,750	$216,054,025	$126,006,632	$961,434,547
Distributable earnings	21,377,829	2,725,701	41,967,653	66,680,657

Net assets	$224,855,579	$218,779,726	$167,974,285	$1,028,115,204

Shares authorized	610,000,000	410,000,000	600,000,000	600,000,000

Par value	$0.0001	$0.0001	$0.0001	$0.0001

Class A: Net asset value per share	$12.46	$10.66	$25.55	$13.68

Maximum offering price per share	$13.19	$11.16	$27.04	$14.48

Shares outstanding	901,364	2,363,515	547,057	7,054,500

Net Assets	$11,233,503	$25,186,126	$13,976,415	$96,491,251

Class C: Net asset value per share	$11.90	$10.65	$26.20	$13.97

Shares outstanding	153,238	452,330	263,053	4,800,199

Net Assets	$1,823,839	$4,818,931	$6,892,483	$67,036,917

Class I: Net asset value per share	$12.09	$10.67	$26.71	$14.24

Shares outstanding	10,711,278	11,274,069	4,107,132	45,559,059

Net Assets	$129,527,865	$120,282,017	$109,710,090	$648,970,661

Class R3: Net asset value per share	$12.08	$—	$26.53	$14.09

Shares outstanding	967	—	2,502	67,450

Net Assets	$11,682	$—	$66,389	$950,318

Class R4: Net asset value per share	$12.09	$—	$26.68	$14.17

Shares outstanding	966	—	404	54,677

Net Assets	$11,682	$—	$10,777	$774,970

The accompanying notes are an integral part of these financial statements.

70

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

October 31, 2018

	Hartford Schroders International Stock Fund	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US Small Cap Opportunities Fund	Hartford Schroders US Small/Mid Cap Opportunities Fund
Class R5: Net asset value per share	$12.10	$—	$26.70	$14.24

Shares outstanding	968	—	729	130,936

Net Assets	$11,713	$—	$19,461	$1,863,954

Class Y: Net asset value per share	$12.11	$10.67	$26.73	$14.24

Shares outstanding	469,958	20,036	879,305	7,629,817

Net Assets	$5,692,500	$213,790	$23,506,610	$108,679,888

Class F: Net asset value per share	$12.10	$10.67	$26.74	$14.25

Shares outstanding	760,456	814,234	106,225	3,188,625

Net Assets	$9,204,138	$8,689,175	$2,840,525	$45,448,966

Class SDR:Net asset value per share	$12.10	$10.66	$26.78	$14.28

Shares outstanding	5,563,356	5,588,134	408,989	4,054,749

Net Assets	$67,338,657	$59,589,687	$10,951,535	$57,898,279

Cost of investments	$222,014,253	$220,818,013	$142,882,017	$1,000,061,822
Cost of foreign currency	$3,662	$—	$4,973	$—

(1) Includes Investment in securities on loan, at market value	$3,427,704	$—	$2,561,841	$23,856,412

The accompanying notes are an integral part of these financial statements.

71

Hartford Schroders Funds

Statements of Operations

For the Year Ended October 31, 2018

	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi- Sector Bond Fund	Hartford Schroders Global Strategic Bond Fund	Hartford Schroders International Multi-Cap Value Fund
Investment Income:
Dividends	$83,899,740	$—	$—	$66,602,223
Dividends from affiliated investment companies	—	—	598	—
Interest	994,449	7,179,805	1,907,091	1,236,232
Securities lending	252,004	16,594	1,773	554,449
Less: Foreign tax withheld	(10,175,797)	(29,716)	(2,456)	(6,186,899)

Total investment income, net	74,970,396	7,166,683	1,907,006	62,206,005

Expenses:
Investment management fees	30,725,834	767,165	401,715	12,827,817
Administrative services fees
Class R3	124	50	22	793
Class R4	998	15	15	1,126
Class R5	378	11	11	21,258
Transfer agent fees
Class A	64,789	3,169	626	64,483
Class C	6,923	714	93	25,517
Class I	2,923,946	22,065	93	827,474
Class R3	13	4	2	68
Class R4	29	2	2	138
Class R5	60	2	2	458
Class Y	27,821	69	6	16,324
Class F	826	79	—	3,728
Class SDR	2,222	234	81	21,704
Distribution fees
Class A	134,997	8,306	1,145	160,896
Class C	63,000	3,263	377	251,943
Class R3	309	123	51	1,983
Class R4	1,662	26	26	1,876
Custodian fees	603,937	33,442	16,085	190,164
Registration and filing fees	273,493	142,126	123,048	302,520
Accounting services fees	544,065	19,727	10,956	322,582
Board of Directors’ fees	87,800	3,248	1,739	51,885
Audit fees	44,778	39,671	38,098	60,722
Other expenses	484,715	23,975	16,962	186,260

Total expenses (before waivers and fees paid indirectly)	35,992,719	1,067,486	611,155	15,341,719
Expense waivers	—	(202,362)	(219,153)	(502,797)
Distribution fee reimbursements	(494)	(477)	(172)	(269)

Total waivers and fees paid indirectly	(494)	(202,839)	(219,325)	(503,066)

Total expenses, net	35,992,225	864,647	391,830	14,838,653

Net Investment Income (Loss)	38,978,171	6,302,036	1,515,176	47,367,352

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	327,650	(8,524,456)	(1,097,038)	48,537,642
Less: Foreign taxes paid on realized capital gains	(43,456)	(14,560)	—	—
Net realized gain (loss) on investments in affiliated investment companies	—	—	(1,030)	—
Net realized gain (loss) on purchased options contracts	—	—	99,345	—
Net realized gain (loss) on futures contracts	—	(87,330)	587,324	(782,710)
Net realized gain (loss) on written options contracts	—	—	193,710	—
Net realized gain (loss) on swap contracts	—	(133,478)	552,299	—
Net realized gain (loss) on foreign currency contracts	—	(270,316)	1,232,193	4,856,436
Net realized gain (loss) on other foreign currency transactions	(1,178,570)	554,923	—	(1,276,293)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(894,376)	(8,475,217)	1,566,803	51,335,075

The accompanying notes are an integral part of these financial statements.

72

Hartford Schroders Funds

Statements of Operations – (continued)

For the Year Ended October 31, 2018

	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi- Sector Bond Fund	Hartford Schroders Global Strategic Bond Fund	Hartford Schroders International Multi-Cap Value Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	$(467,975,466)	$(5,175,435)	$(2,044,385)	$(281,731,690)
Net unrealized appreciation (depreciation) of investments in affiliated investment companies	—	—	161	—
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	(321,607)	—
Net unrealized appreciation (depreciation) of futures contracts	—	—	(22,845)	(1,284,455)
Net unrealized appreciation (depreciation) of written options contracts	—	—	16,383	—
Net unrealized appreciation (depreciation) of swap contracts	—	30,358	(107,541)	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	425,954	(313,008)	(1,082,716)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(53,160)	3,042	25,104	(109,681)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(468,028,626)	(4,716,081)	(2,767,738)	(284,208,542)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(468,923,002)	(13,191,298)	(1,200,935)	(232,873,467)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(429,944,831)	$(6,889,262)	$314,241	$(185,506,115)

The accompanying notes are an integral part of these financial statements.

73

Hartford Schroders Funds

Statements of Operations – (continued)

For the Year Ended October 31, 2018

	Hartford Schroders International Stock Fund	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US Small Cap Opportunities Fund	Hartford Schroders US Small/Mid Cap Opportunities Fund
Investment Income:
Dividends	$5,576,353	$—	$2,205,095	$11,318,477
Interest	68,550	6,495,553	224,475	1,222,519
Securities lending	56,970	—	34,420	109,562
Less: Foreign tax withheld	(494,679)	—	(9,779)	(33,901)

Total investment income, net	5,207,194	6,495,553	2,454,211	12,616,657

Expenses:
Investment management fees	1,543,854	1,055,814	1,707,542	8,306,998
Administrative services fees
Class R3	25	—	123	1,539
Class R4	19	—	17	656
Class R5	13	—	20	959
Transfer agent fees
Class A	8,506	13,968	18,532	112,270
Class C	1,719	3,839	9,628	69,153
Class I	58,588	104,293	110,287	568,784
Class R3	2	—	12	154
Class R4	2	—	2	87
Class R5	2	—	4	185
Class Y	64	48	504	14,760
Class F	10	10	45	116
Class SDR	70	818	221	1,568
Distribution fees
Class A	19,681	59,004	31,081	279,109
Class C	13,795	51,373	62,922	630,667
Class R3	63	—	309	3,848
Class R4	32	—	28	1,092
Custodian fees	21,841	3,654	4,404	5,561
Registration and filing fees	134,704	114,540	143,988	236,024
Accounting services fees	37,053	32,848	26,562	136,984
Board of Directors’ fees	5,908	6,908	5,555	28,114
Audit fees	42,404	38,293	29,021	29,815
Other expenses	40,761	30,509	38,159	167,801

Total expenses (before waivers and fees paid indirectly)	1,929,116	1,515,919	2,188,966	10,596,244
Expense waivers	(177,343)	(322,382)	(154,619)	(106,980)
Distribution fee reimbursements	(144)	(66)	(847)	(2,029)

Total waivers and fees paid indirectly	(177,487)	(322,448)	(155,466)	(109,009)

Total expenses, net	1,751,629	1,193,471	2,033,500	10,487,235

Net Investment Income (Loss)	3,455,565	5,302,082	420,711	2,129,422

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	19,627,531	1,994,604	14,386,731	18,418,570
Less: Foreign taxes paid on realized capital gains	(6,543)	—	—	—
Net realized gain (loss) on redemptions-in-kind	—	—	663,393	—
Net realized gain (loss) on futures contracts	—	292,461	—	—
Net realized gain (loss) on foreign currency contracts	(271)	—	—	—
Net realized gain (loss) on other foreign currency transactions	(25,061)	—	1,003	614

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	19,595,656	2,287,065	15,051,127	18,419,184

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(40,465,127)	(11,416,242)	(14,654,684)	(33,025,099)
Net unrealized appreciation (depreciation) of futures contracts	—	(49,416)	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(13,027)	—	(24)	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(40,478,154)	(11,465,658)	(14,654,708)	(33,025,099)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(20,882,498)	(9,178,593)	396,419	(14,605,915)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,426,933)	$(3,876,511)	$817,130	$(12,476,493)

The accompanying notes are an integral part of these financial statements.

74

Hartford Schroders Funds

Statements of Changes in Net Assets

	Hartford Schroders Emerging Markets Equity Fund		Hartford Schroders Emerging Markets Multi-Sector Bond Fund		Hartford Schroders Global Strategic Bond Fund
	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$38,978,171	$22,495,147	$6,302,036	$3,904,688	$1,515,176	$1,278,196
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(894,376)	(1,360,628)	(8,475,217)	2,899,983	1,566,803	(2,568,773)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(468,028,626)	596,652,886	(4,716,081)	(1,017,822)	(2,767,738)	2,666,066

Net Increase (Decrease) in Net Assets Resulting from Operations	(429,944,831)	617,787,405	(6,889,262)	5,786,849	314,241	1,375,489

Distributions to Shareholders:(1)
From distributable earnings:
Class A	(329,454)	(270,156)	(152,273)	(129,281)	(5,617)	(3,337)
Class C	(19,052)	(1,862)	(11,972)	(1,889)	(325)	(272)
Class I	(15,686,234)	(9,227,775)	(1,178,698)	(652,892)	(1,980)	(337)
Class R3	(237)	(78)	(1,169)	(650)	(116)	(283)
Class R4	(985)	(84)	(515)	(663)	(121)	(290)
Class R5	(113)	(89)	(525)	(681)	(125)	(300)
Class Y	(957,311)	(91)	(27,778)	(2,238)	(131)	(301)
Class F	(413,171)	—	(1,417,097)	(447)	(133)	—
Class SDR	(6,831,611)	(5,074,710)	(2,676,307)	(3,610,773)	(792,659)	(2,112,250)
From return of capital:
Class A	—	—	(73,154)	—	—	(412)
Class C	—	—	(5,752)	—	—	(33)
Class I	—	—	(566,263)	—	—	(42)
Class R3	—	—	(562)	—	—	(35)
Class R4	—	—	(247)	—	—	(36)
Class R5	—	—	(252)	—	—	(37)
Class Y	—	—	(13,345)	—	—	(37)
Class F	—	—	(680,794)	—	—	—
Class SDR	—	—	(1,285,735)	—	—	(260,585)

Total distributions	(24,238,168)	(14,574,845)	(8,092,438)	(4,399,514)	(801,207)	(2,378,587)

Capital Share Transactions:
Sold	1,549,995,802	1,320,423,954	79,202,863	13,893,815	10,053,780	6,137,138
Issued in merger	—	—	29,377,678	—	—	—
Issued on reinvestment of distributions	13,539,981	9,850,470	6,560,103	2,745,773	801,207	2,378,587
Redeemed	(866,104,626)	(798,931,394)	(70,344,671)	(4,991,648)	(6,215,960)	(17,967,161)

Net increase (decrease) from capital share transactions	697,431,157	531,343,030	44,795,973	11,647,940	4,639,027	(9,451,436)

Net Increase (Decrease) in Net Assets	243,248,158	1,134,555,590	29,814,273	13,035,275	4,152,061	(10,454,534)

Net Assets:
Beginning of period	2,755,553,651	1,620,998,061	75,228,708	62,193,433	60,065,515	70,520,049

End of period	$2,998,801,809	$2,755,553,651	$105,042,981	$75,228,708	$64,217,576	$60,065,515

(1)

Per the Securities and Exchange Commission Release #33-10532 “Disclosure Update and Simplification”, it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose a Fund’s undistributed net investment income within a Fund’s Statement of Changes in Net Assets. The presentation within the Funds’ Statement of Changes in Net Assets for the year ended October 31, 2017 has been modified accordingly. See Note 2, Significant Accounting Policies, in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

75

Hartford Schroders Funds

Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Multi-Cap Value Fund		Hartford Schroders International Stock Fund		Hartford Schroders Tax-Aware Bond Fund
	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$47,367,352	$19,904,412	$3,455,565	$2,230,919	$5,302,082	$4,126,787
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	51,335,075	33,062,515	19,595,656	1,732,975	2,287,065	281,929
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(284,208,542)	96,194,695	(40,478,154)	35,613,719	(11,465,658)	(427,927)

Net Increase (Decrease) in Net Assets Resulting from Operations	(185,506,115)	149,161,622	(17,426,933)	39,577,613	(3,876,511)	3,980,789

Distributions to Shareholders:(1)
Class A	(2,195,964)	(609,559)	(67,385)	(45,213)	(492,532)	(294,438)
Class C	(629,055)	(80,568)	(6,200)	(154)	(61,024)	(20,906)
Class I	(32,971,085)	(8,600,005)	(1,432,922)	(1,382,174)	(3,137,508)	(2,655,736)
Class R3	(9,338)	(879)	(128)	(161)	—	—
Class R4	(26,732)	(3,637)	(136)	(167)	—	—
Class R5	(750,152)	(120,710)	(154)	(173)	—	—
Class Y	(1,136,472)	(420,640)	(3,966)	(174)	(4,968)	(240)
Class F	(6,809,592)	(777,241)	(18,362)	—	(133,857)	(8,412)
Class SDR	(20,372,316)	(5,991,939)	(816,782)	(1,152,755)	(1,519,589)	(1,611,853)

Total distributions	(64,900,706)	(16,605,178)	(2,346,035)	(2,580,971)	(5,349,478)	(4,591,585)

Capital Share Transactions:
Sold	1,230,550,836	1,123,690,242	124,402,649	41,676,014	67,286,843	142,241,870
Issued in merger	—	—	—	—	—	—
Issued on reinvestment of distributions	57,364,742	14,839,386	2,300,768	2,528,482	3,770,799	3,136,116
Redeemed	(531,885,780)	(343,599,544)	(83,034,179)	(30,497,853)	(91,564,986)	(53,285,396)

Net increase (decrease) from capital share transactions	756,029,798	794,930,084	43,669,238	13,706,643	(20,507,344)	92,092,590

Net Increase (Decrease) in Net Assets	505,622,977	927,486,528	23,896,270	50,703,285	(29,733,333)	91,481,794

Net Assets:
Beginning of period	1,360,251,073	432,764,545	200,959,309	150,256,024	248,513,059	157,031,265

End of period	$1,865,874,050	$1,360,251,073	$224,855,579	$200,959,309	$218,779,726	$248,513,059

(1)

Per the Securities and Exchange Commission Release #33-10532 “Disclosure Update and Simplification”, it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose the Funds’ undistributed net investment income within the Funds’ Statement of Changes in Net Assets. The presentation within the Funds’ Statement of Changes in Net Assets for the year ended October 31, 2017 has been modified accordingly. See Note 2, Significant Accounting Policies, in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

76

Hartford Schroders Funds

Statements of Changes in Net Assets – (continued)

	Hartford Schroders US Small Cap Opportunities Fund		Hartford Schroders US Small/Mid Cap Opportunities Fund
	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$420,711	$235,564	$2,129,422	$313,968
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	15,051,127	16,476,296	18,419,184	10,984,991
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(14,654,708)	17,176,966	(33,025,099)	66,489,483

Net Increase (Decrease) in Net Assets Resulting from Operations	817,130	33,888,826	(12,476,493)	77,788,442

Distributions to Shareholders:(1)
Class A	(882,548)	(199,835)	(1,736,041)	(791,684)
Class C	(389,798)	(30,988)	(735,465)	(45,016)
Class I	(10,752,603)	(7,180,932)	(9,941,376)	(3,786,640)
Class R3	(4,486)	(580)	(4,885)	(493)
Class R4	(893)	(586)	(3,987)	(231)
Class R5	(1,510)	(816)	(782)	(316)
Class Y	(2,198,416)	(594)	(197,570)	(181)
Class F	(145,891)	—	(207,551)	—
Class SDR	(2,684,876)	(395,039)	(417,154)	(95,790)

Total distributions	(17,061,021)	(7,809,370)	(13,244,811)	(4,720,351)

Capital Share Transactions:
Sold	45,827,567	115,079,181	599,268,981	685,187,154
Issued in merger	—	—	—	—
Issued on reinvestment of distributions	16,050,612	7,563,213	11,791,664	4,176,074
Redemption-in-kind	(20,194,923)	—	—	—
Redeemed	(64,015,086)	(64,678,394)	(384,949,495)	(149,462,510)

Net increase (decrease) from capital share transactions	(22,331,830)	57,964,000	226,111,150	539,900,718

Net Increase (Decrease) in Net Assets	(38,575,721)	84,043,456	200,389,846	612,968,809

Net Assets:
Beginning of period	206,550,006	122,506,550	827,725,358	214,756,549

End of period	$167,974,285	$206,550,006	$1,028,115,204	$827,725,358

(1)

Per the Securities and Exchange Commission Release #33-10532 “Disclosure Update and Simplification”, it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose the Funds’ undistributed net investment income within the Funds’ Statement of Changes in Net Assets. The presentation within the Funds’ Statement of Changes in Net Assets for the year ended October 31, 2017 has been modified accordingly. See Note 2, Significant Accounting Policies, in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

77

Hartford Schroders Funds

Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders Emerging Markets Equity Fund(4)
For the Year Ended October 31, 2018
A	$16.23	$0.16	$(2.22)		$(2.06)	$(0.10)	$—	$—	$(0.10)	$14.07	(12.79)%		$46,162	1.45%		1.45%		0.98%		24%
C	16.08	0.07	(2.22)		(2.15)	(0.07)	—	—	(0.07)	13.86	(13.44)		7,217	2.19		2.19		0.45		24
I	16.23	0.19	(2.22)		(2.03)	(0.14)	—	—	(0.14)	14.06	(12.66)		1,733,270	1.24		1.24		1.19		24
R3	16.20	0.22	(2.30)		(2.08)	(0.14)	—	—	(0.14)	13.98	(12.99)		90	1.80		1.70		1.36		24
R4	16.19	0.05	(2.11)		(2.06)	(0.11)	—	—	(0.11)	14.02	(12.88)		3,710	1.49		1.48		0.36		24
R5	16.23	0.27	(2.29)		(2.02)	(0.14)	—	—	(0.14)	14.07	(12.56)		484	1.20		1.20		1.69		24
Y	16.25	0.23	(2.24)		(2.01)	(0.15)	—	—	(0.15)	14.09	(12.48)		123,082	1.11		1.11		1.43		24
F	16.23	0.30	(2.30)		(2.00)	(0.16)	—	—	(0.16)	14.07	(12.48)		154,306	1.08		1.08		1.89		24
SDR	16.26	0.23	(2.23)		(2.00)	(0.16)	—	—	(0.16)	14.10	(12.46)		930,480	1.08		1.08		1.43		24

For the Year Ended October 31, 2017
A	$12.59	$0.10	$3.62		$3.72	$(0.08)	$—	$—	$(0.08)	$16.23	29.83%		$53,107	1.56%		1.50%		0.69%		33%
C	12.58	0.04	3.57		3.61	(0.11)	—	—	(0.11)	16.08	29.00		3,658	2.25		2.25		0.25		33
I	12.59	0.14	3.61		3.75	(0.11)	—	—	(0.11)	16.23	30.14		1,848,368	1.35		1.25		0.98		33
R3	12.58	0.10	3.62		3.72	(0.10)	—	—	(0.10)	16.20	29.87		13	1.86		1.48		0.71		33
R4	12.58	0.16	3.56		3.72	(0.11)	—	—	(0.11)	16.19	29.86		136	1.52		1.50		1.11		33
R5	12.58	0.13	3.63		3.76	(0.11)	—	—	(0.11)	16.23	30.26		13	1.25		1.20		0.97		33
Y	12.58	0.26	3.53		3.79	(0.12)	—	—	(0.12)	16.25	30.45		97,758	1.14		1.14		1.72		33
F(5)	12.98	0.16	3.09		3.25	—	—	—	—	16.23	25.04	(6)	42,462	1.10	(7)	1.10	(7)	1.57	(7)	33
SDR	12.60	0.15	3.63		3.78	(0.12)	—	—	(0.12)	16.26	30.32		710,039	1.10		1.10		1.10		33

For the Year Ended October 31, 2016
A	$11.56	$0.08	$1.02	(8)	$1.10	$(0.07)	$—	$—	$(0.07)	$12.59	9.59%		$38,918	1.57%		1.49%		0.71%		47%
C(9)	12.68	(0.01)	(0.09)		(0.10)	—	—	—	—	12.58	(0.79	)(6)	10	2.06	(7)	2.06	(7)	(2.06	)(7)	47
I	11.56	0.10	1.03	(8)	1.13	(0.10)	—	—	(0.10)	12.59	9.94		1,020,291	1.32		1.24		0.89		47
R3(9)	12.68	(0.01)	(0.09)		(0.10)	—	—	—	—	12.58	(0.79	)(6)	10	1.75	(7)	1.75	(7)	(1.75	)(7)	47
R4(9)	12.68	(0.01)	(0.09)		(0.10)	—	—	—	—	12.58	(0.79	)(6)	10	1.46	(7)	1.46	(7)	(1.46	)(7)	47
R5(9)	12.68	—	(0.10)		(0.10)	—	—	—	—	12.58	(0.79	)(6)	10	1.17	(7)	1.17	(7)	(1.16	)(7)	47
Y(9)	12.68	—	(0.10)		(0.10)	—	—	—	—	12.58	(0.79	)(6)	10	1.06	(7)	1.06	(7)	(1.06	)(7)	47
SDR	11.57	0.12	1.03	(8)	1.15	(0.12)	—	—	(0.12)	12.60	10.10		561,740	1.18		1.10		1.05		47

For the Year Ended October 31, 2015
A	$13.33	$0.10	$(1.83	)(8)	$(1.73)	$(0.04)	$—	$—	$(0.04)	$11.56	(13.01)%		$41,116	1.57%		1.49%		0.76%		55%
I	13.40	0.13	(1.85	)(8)	(1.72)	(0.12)	—	—	(0.12)	11.56	(12.88)		877,480	1.33		1.24		1.05		55
SDR(10)	12.60	0.14	(1.17	)(8)	(1.03)	—	—	—	—	11.57	(8.17	)(6)	351,836	1.21	(7)	1.10	(7)	1.35	(7)	55

For the Year Ended October 31, 2014
A	$13.70	$0.08	$(0.37	)(8)	$(0.29)	$(0.08)	$—	$—	$(0.08)	$13.33	(2.08)%		$122,722	1.50%		1.49%		0.61%		58%
I	13.76	0.12	(0.36	)(8)	(0.24)	(0.12)	—	—	(0.12)	13.40	(1.77)		1,135,896	1.26		1.24		0.87		58

Hartford Schroders Emerging Markets Multi-Sector Bond Fund(4)
For the Year Ended October 31, 2018
A	$9.98	$0.50	$(1.02)		$(0.52)	$(0.32)	$(0.13)	$(0.22)	$(0.67)	$8.79	(5.34)%		$3,389	1.29%		1.08%		5.42%		285%
C	9.95	0.41	(1.01)		(0.60)	(0.28)	(0.13)	(0.20)	(0.61)	8.74	(6.27)		414	2.16		1.90		4.52		285
I	9.97	0.52	(1.02)		(0.50)	(0.34)	(0.13)	(0.22)	(0.69)	8.78	(5.22)		36,557	1.02		0.85		5.63		285
R3	9.97	0.50	(1.03)		(0.53)	(0.30)	(0.13)	(0.21)	(0.64)	8.80	(5.43)		10	1.65		1.25		5.23		285
R4	9.97	0.52	(1.03)		(0.51)	(0.33)	(0.13)	(0.22)	(0.68)	8.78	(5.25)		10	1.35		0.92		5.54		285
R5	9.97	0.53	(1.03)		(0.50)	(0.34)	(0.13)	(0.22)	(0.69)	8.78	(5.23)		10	1.06		0.85		5.58		285
Y	9.97	0.49	(0.98)		(0.49)	(0.34)	(0.13)	(0.23)	(0.70)	8.78	(5.17)		970	0.95		0.77		5.29		285
F	9.96	0.53	(1.01)		(0.48)	(0.34)	(0.13)	(0.23)	(0.70)	8.78	(5.04)		28,842	0.94		0.75		5.67		285
SDR	9.98	0.56	(1.05)		(0.49)	(0.34)	(0.13)	(0.23)	(0.70)	8.79	(5.11)		34,841	0.94		0.75		5.89		285

The accompanying notes are an integral part of these financial statements.

78

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders Emerging Markets Multi-Sector Bond Fund(4) – (continued)
For the Year Ended October 31, 2017
A	$9.79	$0.55	$0.27	$0.82	$(0.53)	$(0.10)	$—	$(0.63)	$9.98	8.83%		$2,472	1.15%		1.03%		5.65%		212%
C	9.78	0.46	0.29	0.75	(0.48)	(0.10)	—	(0.58)	9.95	8.01		73	2.03		1.90		4.72		212
I	9.78	0.57	0.28	0.85	(0.56)	(0.10)	—	(0.66)	9.97	9.08		15,441	0.94		0.82		5.86		212
R3	9.78	0.54	0.28	0.82	(0.53)	(0.10)	—	(0.63)	9.97	8.74		36	1.63		1.19		5.53		212
R4	9.78	0.55	0.28	0.83	(0.54)	(0.10)	—	(0.64)	9.97	8.88		11	1.33		1.02		5.67		212
R5	9.78	0.57	0.27	0.84	(0.55)	(0.10)	—	(0.65)	9.97	9.07		11	1.04		0.85		5.82		212
Y	9.78	0.57	0.28	0.85	(0.56)	(0.10)	—	(0.66)	9.97	9.16		122	0.91		0.79		5.81		212
F(5)	9.70	0.39	0.30	0.69	(0.43)	—	—	(0.43)	9.96	7.22	(6)	11	0.87	(7)	0.75	(7)	5.90	(7)	212
SDR	9.79	0.58	0.27	0.85	(0.56)	(0.10)	—	(0.66)	9.98	9.16		57,054	0.87		0.75		5.93		212

For the Year Ended October 31, 2016
A	$9.04	$0.52	$0.51	$1.03	$(0.28)	$—	$—	$(0.28)	$9.79	11.59%		$1,707	1.82%		1.11%		5.61%		147%
C(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(6)	10	1.73	(7)	1.73	(7)	7.72	(7)	147
I	9.02	0.55	0.51	1.06	(0.30)	—	—	(0.30)	9.78	11.94		9,218	1.54		0.85		5.89		147
R3(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(6)	10	1.41	(7)	1.41	(7)	8.09	(7)	147
R4(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(6)	10	1.13	(7)	1.13	(7)	8.46	(7)	147
R5(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(6)	10	0.84	(7)	0.84	(7)	8.46	(7)	147
Y(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(6)	10	0.73	(7)	0.73	(7)	8.82	(7)	147
SDR	9.03	0.56	0.51	1.07	(0.31)	—	—	(0.31)	9.79	12.04		51,219	1.36		0.71		5.99		147

For the Year Ended October 31, 2015
A	$9.97	$0.53	$(1.19)	$(0.66)	$(0.18)	$(0.06)	$(0.03)	$(0.27)	$9.04	(6.59)%		$1,637	2.01%		1.15%		5.75%		209%
I	9.96	0.53	(1.17)	(0.64)	(0.22)	(0.06)	(0.02)	(0.30)	9.02	(6.47)		5,980	1.68		0.90		5.66		209
SDR(10)	9.23	0.49	(0.57)	(0.08)	(0.09)	—	(0.03)	(0.12)	9.03	(0.87	)(6)	21,171	1.66	(7)	0.75	(7)	6.32	(7)	209

For the Year Ended October 31, 2014
A	$10.14	$0.67	$(0.33)	$0.34	$(0.47)	$(0.04)	$—	$(0.51)	$9.97	3.32%		$2,061	1.86%		1.15%		6.58%		380%
I	10.14	0.67	(0.32)	0.35	(0.49)	(0.04)	—	(0.53)	9.96	3.48		33,731	1.68		0.90		6.66		380

Hartford Schroders Global Strategic Bond Fund(4)
For the Year Ended October 31, 2018
A	$9.07	$0.20	$(0.18)	$0.02	$(0.10)	$—	$—	$(0.10)	$8.99	0.20%		$509	1.39%		1.02%		2.16%		157%
C	9.07	0.15	(0.18)	(0.03)	(0.06)	—	—	(0.06)	8.98	(0.32)		58	2.25		1.64		1.62		157
I	9.13	0.22	(0.19)	0.03	(0.11)	—	—	(0.11)	9.05	0.36		194	1.10		0.76		2.44		157
R3	9.12	0.21	(0.18)	0.03	(0.10)	—	—	(0.10)	9.05	0.37		10	1.73		0.88		2.25		157
R4	9.13	0.21	(0.18)	0.03	(0.11)	—	—	(0.11)	9.05	0.30		10	1.41		0.81		2.31		157
R5	9.12	0.21	(0.17)	0.04	(0.11)	—	—	(0.11)	9.05	0.46		10	1.12		0.77		2.34		157
Y	9.14	0.22	(0.17)	0.05	(0.12)	—	—	(0.12)	9.07	0.51		10	1.06		0.69		2.44		157
F	9.14	0.23	(0.18)	0.05	(0.12)	—	—	(0.12)	9.07	0.54		10	1.00		0.64		2.50		157
SDR	9.05	0.23	(0.18)	0.05	(0.12)	—	—	(0.12)	8.98	0.55		63,406	1.00		0.64		2.49		157

For the Year Ended October 31, 2017
A	$9.21	$0.15	$0.02	$0.17	$(0.28)	$—	$(0.03)	$(0.31)	$9.07	1.85%		$305	1.28%		1.04%		1.67%		127%
C	9.25	0.09	0.01	0.10	(0.25)	—	(0.03)	(0.28)	9.07	1.13		10	1.94		1.69		1.00		127
I	9.26	0.17	0.01	0.18	(0.28)	—	(0.03)	(0.31)	9.13	2.03		11	1.04		0.79		1.86		127
R3	9.26	0.15	—	0.15	(0.26)	—	(0.03)	(0.29)	9.12	1.82		10	1.65		1.04		1.64		127
R4	9.26	0.16	0.01	0.17	(0.27)	—	(0.03)	(0.30)	9.13	2.02		10	1.33		0.92		1.78		127
R5	9.26	0.17	—	0.17	(0.28)	—	(0.03)	(0.31)	9.12	1.91		10	1.04		0.81		1.86		127
Y	9.26	0.19	—	0.19	(0.28)	—	(0.03)	(0.31)	9.14	2.14		10	0.87		0.64		2.07		127
F(5)	9.02	0.14	(0.02)	0.12	—	—	—	—	9.14	1.33	(6)	10	0.89	(7)	0.64	(7)	2.34	(7)	127
SDR	9.17	0.18	0.02	0.20	(0.28)	—	(0.04)	(0.32)	9.05	2.21		59,689	0.87		0.64		2.03		127

The accompanying notes are an integral part of these financial statements.

79

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders Global Strategic Bond Fund(4) – (continued)
For the Year Ended October 31, 2016
A	$9.08	$(0.10)	$0.27	$0.17	$(0.04)	$—	$—	$(0.04)	$9.21	1.92%		$125	1.40%		1.02%		(1.06)%		140%
C(9)	9.29	0.04	(0.07)	(0.03)	(0.01)	—	—	(0.01)	9.25	(0.35	)(6)	10	1.69	(7)	1.69	(7)	16.49	(7)	140
I	9.10	(0.04)	0.24	0.20	(0.04)	—	—	(0.04)	9.26	2.24		10	1.05		0.78		(0.42)		140
R3(9)	9.29	0.04	(0.06)	(0.02)	(0.01)	—	—	(0.01)	9.26	(0.35	)(6)	10	1.37	(7)	1.37	(7)	15.76	(7)	140
R4(9)	9.29	0.04	(0.06)	(0.02)	(0.01)	—	—	(0.01)	9.26	(0.34	)(6)	10	1.08	(7)	1.08	(7)	16.12	(7)	140
R5(9)	9.29	0.04	(0.06)	(0.02)	(0.01)	—	—	(0.01)	9.26	(0.23	)(6)	10	0.80	(7)	0.80	(7)	17.59	(7)	140
Y(9)	9.29	0.04	(0.06)	(0.02)	(0.01)	—	—	(0.01)	9.26	(0.23	)(6)	10	0.69	(7)	0.69	(7)	16.49	(7)	140
SDR	9.12	0.11	0.10	0.21	(0.16)	—	—	(0.16)	9.17	2.33		70,334	1.01		0.62		1.19		140

For the Year Ended October 31, 2015
A	$10.16	$0.03	$(0.57)	$(0.54)	$(0.54)	$—	$—	$(0.54)	$9.08	(5.51)%		$471	1.40%		1.04%		0.35%		73%
I	10.16	0.07	(0.58)	(0.51)	(0.55)	—	—	(0.55)	9.10	(5.20)		13,362	1.21		0.79		0.78		73
SDR(11)	9.43	0.08	(0.39)	(0.31)	—	—	—	—	9.12	(3.29	)(6)	96,582	0.87	(7)	0.64	(7)	1.03	(7)	73

For the Year Ended October 31, 2014
A(12)	$10.00	$0.01	$0.15	$0.16	$—	$—	$—	$—	$10.16	1.64	%(6)	$1,483	2.19	%(7)	1.04	%(7)	0.19	%(7)	20%
I(12)	10.00	0.02	0.15	0.17	(0.01)	—	—	(0.01)	10.16	1.68	(6)	28,444	1.94	(7)	0.79	(7)	0.49	(7)	20

Hartford Schroders International Multi-Cap Value Fund(4)
For the Year Ended October 31, 2018
A	$10.18	$0.23	$(1.09)	$(0.86)	$(0.24)	$(0.11)	$—	$(0.35)	$8.97	(8.71)%		$67,252	1.13%		1.10%		2.26%		87%
C	10.12	0.17	(1.10)	(0.93)	(0.18)	(0.11)	—	(0.29)	8.90	(9.47)		25,614	1.88		1.85		1.71		87
I	10.17	0.26	(1.09)	(0.83)	(0.27)	(0.11)	—	(0.38)	8.96	(8.47)		875,109	0.87		0.84		2.64		87
R3	10.15	0.22	(1.10)	(0.88)	(0.22)	(0.11)	—	(0.33)	8.94	(8.96)		613	1.50		1.43		2.22		87
R4	10.16	0.20	(1.06)	(0.86)	(0.24)	(0.11)	—	(0.35)	8.95	(8.76)		1,312	1.20		1.16		2.03		87
R5	10.17	0.27	(1.11)	(0.84)	(0.27)	(0.11)	—	(0.38)	8.95	(8.58)		22,482	0.88		0.85		2.68		87
Y	10.17	0.25	(1.07)	(0.82)	(0.28)	(0.11)	—	(0.39)	8.96	(8.42)		80,993	0.83		0.81		2.57		87
F	10.18	0.28	(1.10)	(0.82)	(0.28)	(0.11)	—	(0.39)	8.97	(8.38)		251,677	0.78		0.75		2.78		87
SDR	10.17	0.27	(1.09)	(0.82)	(0.28)	(0.11)	—	(0.39)	8.96	(8.38)		540,822	0.78		0.75		2.69		87

For the Year Ended October 31, 2017
A	$8.61	$0.20	$1.53	$1.73	$(0.16)	$—	$—	$(0.16)	$10.18	20.26%		$58,977	1.20%		1.12%		2.08%		63%
C	8.60	0.15	1.50	1.65	(0.13)	—	—	(0.13)	10.12	19.31		15,580	1.93		1.85		1.51		63
I	8.60	0.24	1.52	1.76	(0.19)	—	—	(0.19)	10.17	20.47		706,652	0.91		0.82		2.48		63
R3	8.60	0.20	1.49	1.69	(0.14)	—	—	(0.14)	10.15	19.82		105	1.58		1.42		2.03		63
R4	8.60	0.18	1.54	1.72	(0.16)	—	—	(0.16)	10.16	20.23		809	1.24		1.15		1.83		63
R5	8.60	0.23	1.52	1.75	(0.18)	—	—	(0.18)	10.17	20.57		14,212	0.93		0.85		2.32		63
Y	8.60	0.21	1.56	1.77	(0.20)	—	—	(0.20)	10.17	20.80		4,440	0.84		0.76		2.30		63
F(5)	9.13	0.17	1.02	1.19	(0.14)	—	—	(0.14)	10.18	13.07	(6)	110,585	0.83	(7)	0.75	(7)	2.60	(7)	63
SDR	8.60	0.23	1.53	1.76	(0.19)	—	—	(0.19)	10.17	20.70		448,891	0.83		0.75		2.43		63

For the Year Ended October 31, 2016
A	$8.48	$0.15	$0.17 (8)	$0.32	$(0.19)	$—	$—	$(0.19)	$8.61	3.88%		$27,751	1.47%		1.14%		1.80%		94%
C(9)	8.62	—	(0.02)	(0.02)	—	—	—	—	8.60	(0.23	)(6)	10	1.80	(7)	1.80	(7)	(1.10	)(7)	94
I	8.47	0.18	0.16 (8)	0.34	(0.21)	—	—	(0.21)	8.60	4.27		183,321	1.22		0.89		2.15		94
R3(9)	8.62	—	(0.02)	(0.02)	—	—	—	—	8.60	(0.23	)(6)	10	1.48	(7)	1.48	(7)	(0.73	)(7)	94
R4(9)	8.62	—	(0.02)	(0.02)	—	—	—	—	8.60	(0.23	)(6)	10	1.19	(7)	1.19	(7)	(0.37	)(7)	94
R5(9)	8.62	—	(0.02)	(0.02)	—	—	—	—	8.60	(0.23	)(6)	10	0.91	(7)	0.91	(7)	0.73	(7)	94
Y(9)	8.62	—	(0.02)	(0.02)	—	—	—	—	8.60	(0.23	)(6)	10	0.80	(7)	0.80	(7)	—	(7)	94
SDR	8.46	0.20	0.16 (8)	0.36	(0.22)	—	—	(0.22)	8.60	4.44		221,643	1.06		0.75		2.37		94

The accompanying notes are an integral part of these financial statements.

80

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders International Multi-Cap Value Fund(4) – (continued)
For the Year Ended October 31, 2015
A	$9.46	$0.20	$(0.68	)(8)	$(0.48)	$(0.24)	$(0.26)	$—	$(0.50)	$8.48	(5.27)%		$19,330	1.48%		1.17%		2.21%		90%
I	9.46	0.22	(0.69	)(8)	(0.47)	(0.26)	(0.26)	—	(0.52)	8.47	(5.12)		218,467	1.22		0.91		2.45		90
SDR(10)	8.79	0.24	(0.38)		(0.14)	(0.19)	—	—	(0.19)	8.46	(1.62	)(6)	75,256	1.08	(7)	0.76	(7)	3.18	(7)	90

For the Year Ended October 31, 2014
A	$10.22	$0.26	$(0.20	)(8)	$0.06	$(0.32)	$(0.50)	$—	$(0.82)	$9.46	0.67%		$24,498	1.51%		1.30%		2.66%		66%
I	10.21	0.28	(0.17	)(8)	0.11	(0.36)	(0.50)	—	(0.86)	9.46	1.15		213,991	1.14		0.95		2.86		66

Hartford Schroders International Stock Fund(4)
For the Year Ended October 31, 2018
A	$13.62	$0.19	$(1.22)		$(1.03)	$(0.13)	$—	$—	$(0.13)	$12.46	(7.63)%		$11,234	1.25%		1.16%		1.40%		65%
C	13.11	0.13	(1.21)		(1.08)	(0.13)	—	—	(0.13)	11.90	(8.33)		1,824	2.01		1.92		0.97		65
I	13.20	0.22	(1.17)		(0.95)	(0.16)	—	—	(0.16)	12.09	(7.32)		129,528	0.93		0.85		1.70		65
R3	13.19	0.21	(1.19)		(0.98)	(0.13)	—	—	(0.13)	12.08	(7.49)		12	1.61		1.02		1.59		65
R4	13.20	0.22	(1.19)		(0.97)	(0.14)	—	—	(0.14)	12.09	(7.42)		12	1.31		0.97		1.64		65
R5	13.22	0.22	(1.18)		(0.96)	(0.16)	—	—	(0.16)	12.10	(7.36)		12	1.01		0.90		1.69		65
Y	13.23	0.12	(1.07)		(0.95)	(0.17)	—	—	(0.17)	12.11	(7.32)		5,693	0.90		0.81		0.97		65
F	13.22	0.22	(1.17)		(0.95)	(0.17)	—	—	(0.17)	12.10	(7.32)		9,204	0.89		0.80		1.69		65
SDR	13.23	0.23	(1.18)		(0.95)	(0.18)	—	—	(0.18)	12.10	(7.33)		67,339	0.89		0.80		1.71		65

For the Year Ended October 31, 2017
A	$11.02	$0.12	$2.64		$2.76	$(0.16)	$—	$—	$(0.16)	$13.62	25.41%		$5,930	1.32%		1.20%		0.98%		53%
C	10.69	(0.02)	2.60		2.58	(0.16)	—	—	(0.16)	13.11	24.60		321	2.01		1.94		(0.13)		53
I	10.69	0.14	2.55		2.69	(0.18)	—	—	(0.18)	13.20	25.69		116,660	1.02		0.95		1.24		53
R3	10.69	0.12	2.55		2.67	(0.17)	—	—	(0.17)	13.19	25.45		13	1.62		1.18		1.04		53
R4	10.69	0.13	2.56		2.69	(0.18)	—	—	(0.18)	13.20	25.61		13	1.34		1.08		1.15		53
R5	10.69	0.16	2.55		2.71	(0.18)	—	—	(0.18)	13.22	25.88		13	1.02		0.90		1.34		53
Y	10.69	0.13	2.59		2.72	(0.18)	—	—	(0.18)	13.23	25.99		115	0.88		0.79		1.04		53
F(5)	10.87	0.04	2.31		2.35	—	—	—	—	13.22	21.62	(6)	844	0.85	(7)	0.80	(7)	0.52	(7)	53
SDR	10.70	0.17	2.55		2.72	(0.19)	—	—	(0.19)	13.23	25.88		77,051	0.86		0.80		1.45		53

For the Year Ended October 31, 2016
A	$11.35	$0.12	$(0.35	)(8)	$(0.23)	$(0.10)	$—	$—	$(0.10)	$11.02	(2.01)%		$3,217	1.45%		1.18%		1.11%		53%
C(9)	10.64	(0.01)	0.06		0.05	—	—	—	—	10.69	0.47	(6)	10	1.77	(7)	1.77	(7)	(1.77	)(7)	53
I	11.01	0.14	(0.33	)(8)	(0.19)	(0.13)	—	—	(0.13)	10.69	(1.70)		82,726	1.20		0.92		1.33		53
R3(9)	10.64	—	0.05		0.05	—	—	—	—	10.69	0.47	(6)	10	1.47	(7)	1.47	(7)	(1.47	)(7)	53
R4(9)	10.64	—	0.05		0.05	—	—	—	—	10.69	0.47	(6)	10	1.17	(7)	1.17	(7)	(1.17	)(7)	53
R5(9)	10.64	—	0.05		0.05	—	—	—	—	10.69	0.47	(6)	10	0.89	(7)	0.89	(7)	(0.87	)(7)	53
Y(9)	10.64	—	0.05		0.05	—	—	—	—	10.69	0.47	(6)	10	0.78	(7)	0.78	(7)	(0.78	)(7)	53
SDR	11.02	0.16	(0.33	)(8)	(0.17)	(0.15)	—	—	(0.15)	10.70	(1.54)		64,263	1.07		0.79		1.54		53

For the Year Ended October 31, 2015
A	$11.93	$0.05	$(0.18)		$(0.13)	$—	$(0.45)	$—	$(0.45)	$11.35	(1.08)%		$3,921	1.38%		1.17%		0.46%		45%
I	11.86	0.12	(0.23	)(8)	(0.11)	(0.29)	(0.45)	—	(0.74)	11.01	(0.89)		104,237	1.19		0.95		1.02		45
SDR(10)	10.88	0.17	(0.03)		0.14	—	—	—	—	11.02	1.29	(6)	54,747	1.09	(7)	0.81	(7)	1.78	(7)	45

For the Year Ended October 31, 2014
A	$12.11	$0.26	$(0.22	)(8)	$0.04	$(0.12)	$(0.10)	$—	$(0.22)	$11.93	0.30%		$84,474	1.31%		1.23%		2.17%		54%
I	12.04	0.29	(0.23	)(8)	0.06	(0.14)	(0.10)	—	(0.24)	11.86	0.54		98,855	1.03		0.95		2.39		54

The accompanying notes are an integral part of these financial statements.

81

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders Tax-Aware Bond Fund(4)
For the Year Ended October 31, 2018
A	$11.08	$0.23	$(0.42)	$(0.19)	$(0.22)	$(0.01)	$—	$(0.23)	$10.66	(1.77)%		$25,186	0.86%		0.71%		2.07%		161%
C	11.07	0.14	(0.43)	(0.29)	(0.12)	(0.01)	—	(0.13)	10.65	(2.64)		4,819	1.62		1.53		1.24		161
I	11.10	0.25	(0.42)	(0.17)	(0.25)	(0.01)	—	(0.26)	10.67	(1.59)		120,282	0.62		0.46		2.31		161
Y	11.10	0.25	(0.43)	(0.18)	(0.24)	(0.01)	—	(0.25)	10.67	(1.63)		214	0.57		0.48		2.30		161
F	11.10	0.26	(0.44)	(0.18)	(0.24)	(0.01)	—	(0.25)	10.67	(1.60)		8,689	0.55		0.46		2.36		161
SDR	11.09	0.25	(0.43)	(0.18)	(0.24)	(0.01)	—	(0.25)	10.66	(1.60)		59,590	0.55		0.46		2.30		161

For the Year Ended October 31, 2017
A	$11.19	$0.20	$(0.07)	$0.13	$(0.20)	$(0.04)	$—	$(0.24)	$11.08	1.20%		$22,948	0.86%		0.71%		1.83%		72%
C	11.20	0.11	(0.07)	0.04	(0.13)	(0.04)	—	(0.17)	11.07	0.40		4,712	1.58		1.50		0.96		72
I	11.21	0.23	(0.07)	0.16	(0.23)	(0.04)	—	(0.27)	11.10	1.45		147,851	0.58		0.46		2.10		72
Y	11.20	0.23	(0.07)	0.16	(0.22)	(0.04)	—	(0.26)	11.10	1.53		10	0.54		0.46		2.08		72
F(5)	10.93	0.14	0.17	0.31	(0.14)	—	—	(0.14)	11.10	2.85	(6)	2,377	0.53	(7)	0.46	(7)	1.96	(7)	72
SDR	11.20	0.23	(0.07)	0.16	(0.23)	(0.04)	—	(0.27)	11.09	1.46		70,615	0.54		0.46		2.12		72

For the Year Ended October 31, 2016
A	$10.84	$0.25	$0.35	$0.60	$(0.25)	$—	$—	$(0.25)	$11.19	5.61%		$8,648	0.90%		0.70%		2.22%		42%
C(9)	11.23	—	(0.01)	(0.01)	(0.02)	—	—	(0.02)	11.20	(0.10	)(6)	10	1.46	(7)	1.45	(7)	1.47	(7)	42
I	10.84	0.28	0.37	0.65	(0.28)	—	—	(0.28)	11.21	6.02		82,088	0.66		0.45		2.55		42
Y(9)	11.23	0.01	(0.02)	(0.01)	(0.02)	—	—	(0.02)	11.20	(0.08	)(6)	10	0.46	(7)	0.45	(7)	2.56	(7)	42
SDR(9)	11.23	0.01	(0.02)	(0.01)	(0.02)	—	—	(0.02)	11.20	(0.08	)(6)	66,275	0.47	(7)	0.46	(7)	4.71	(7)	42

For the Year Ended October 31, 2015
A	$10.93	$0.25	$(0.10)	$0.15	$(0.24)	$—	$—	$(0.24)	$10.84	1.42	%(6)	$1,039	1.01	%(7)	0.71	%(7)	2.77	%(7)	36%
I	11.09	0.32	(0.10)	0.22	(0.32)	(0.15)	—	(0.47)	10.84	2.00		105,036	0.70		0.46		2.93		36

For the Year Ended October 31, 2014
I	10.20	0.36	1.01	1.37	(0.36)	(0.12)	—	(0.48)	11.09	13.85		96,342	0.68		0.46		3.45		27

Hartford Schroders US Small Cap Opportunities Fund(4)
For the Year Ended October 31, 2018
A	$27.97	$(0.02)	$(0.04)	$(0.06)	$—	$(2.36)	$—	$(2.36)	$25.55	(0.34)%		$13,976	1.43%		1.34%		(0.08)%		42%
C	28.82	(0.23)	(0.03)	(0.26)	—	(2.36)	—	(2.36)	26.20	(1.08)		6,892	2.18		2.09		(0.84)		42
I	29.14	0.07	(0.05)	0.02	(0.09)	(2.36)	—	(2.45)	26.71	(0.05)		109,710	1.12		1.04		0.25		42
R3	29.06	(0.08)	(0.05)	(0.13)	(0.04)	(2.36)	—	(2.40)	26.53	(0.58)		66	1.75		1.58		(0.30)		42
R4	29.08	0.04	(0.04)	—	(0.04)	(2.36)	—	(2.40)	26.68	(0.11)		11	1.45		1.13		0.12		42
R5	29.11	0.07	(0.05)	0.02	(0.07)	(2.36)	—	(2.43)	26.70	(0.02)		19	1.15		1.05		0.23		42
Y	29.14	0.09	(0.05)	0.04	(0.09)	(2.36)	—	(2.45)	26.73	0.03		23,507	1.03		0.95		0.33		42
F	29.15	0.08	(0.04)	0.04	(0.09)	(2.36)	—	(2.45)	26.74	0.04		2,841	1.03		0.95		0.30		42
SDR	29.19	0.13	(0.08)	0.05	(0.10)	(2.36)	—	(2.46)	26.78	0.07		10,952	1.03		0.95		0.44		42

For the Year Ended October 31, 2017
A	$23.78	$(0.07)	$5.71	$5.64	$(0.07)	$(1.38)	$—	$(1.45)	$27.97	24.43%		$17,379	1.41%		1.35%		(0.25)%		69%
C	24.66	(0.27)	5.90	5.63	(0.09)	(1.38)	—	(1.47)	28.82	23.50		4,426	2.14		2.08		(1.00)		69
I	24.67	0.05	5.90	5.95	(0.10)	(1.38)	—	(1.48)	29.14	24.85		124,651	1.05		1.00		0.20		69
R3	24.67	(0.07)	5.91	5.84	(0.07)	(1.38)	—	(1.45)	29.06	24.36		54	1.76		1.38		(0.27)		69
R4	24.67	(0.01)	5.88	5.87	(0.08)	(1.38)	—	(1.46)	29.08	24.51		11	1.46		1.22		(0.03)		69
R5	24.67	0.04	5.88	5.92	(0.10)	(1.38)	—	(1.48)	29.11	24.72		20	1.25		1.05		0.13		69
Y	24.67	(0.05)	6.00	5.95	(0.10)	(1.38)	—	(1.48)	29.14	24.86		26,227	1.04		0.95		(0.17)		69
F(5)	26.78	0.02	2.35	2.37	—	—	—	—	29.15	8.85	(6)	1,256	1.00	(7)	0.96	(7)	0.10	(7)	69
SDR	24.71	0.05	5.91	5.96	(0.10)	(1.38)	—	(1.48)	29.19	24.86		32,525	1.00		0.95		0.17		69

The accompanying notes are an integral part of these financial statements.

82

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders US Small Cap Opportunities Fund(4) – (continued)
For the Year Ended October 31, 2016
A	$24.46	$0.03	$1.14 (8)	$1.17	$—	$(1.85)	$—	$(1.85)	$23.78	5.33%		$2,579	1.65%		1.41%		0.12%		51%
C(9)	24.96	(0.01)	(0.29)	(0.30)	—	—	—	—	24.66	(1.20	)(6)	10	1.90	(7)	1.90	(7)	(1.70	)(7)	51
I	25.25	0.08	1.19 (8)	1.27	—	(1.85)	—	(1.85)	24.67	5.58		113,072	1.41		1.16		0.33		51
R3(9)	24.96	(0.01)	(0.28)	(0.29)	—	—	—	—	24.67	(1.16	)(6)	10	1.59	(7)	1.59	(7)	(1.39	)(7)	51
R4(9)	24.96	—	(0.29)	(0.29)	—	—	—	—	24.67	(1.16	)(6)	10	1.31	(7)	1.31	(7)	(1.10	)(7)	51
R5(9)	24.96	—	(0.29)	(0.29)	—	—	—	—	24.67	(1.16	)(6)	10	1.02	(7)	1.02	(7)	(0.80	)(7)	51
Y(9)	24.96	—	(0.29)	(0.29)	—	—	—	—	24.67	(1.16	)(6)	10	0.91	(7)	0.91	(7)	(0.70	)(7)	51
SDR	25.25	0.12	1.19 (8)	1.31	—	(1.85)	—	(1.85)	24.71	5.74		6,806	1.26		1.02		0.50		51

For the Year Ended October 31, 2015
A	$26.66	$(0.11)	$0.93	$0.82	$—	$(3.02)	$—	$(3.02)	$24.46	3.50%		$937	1.66%		1.58%		(0.46)%		49%
I	27.36	(0.05)	0.96 (8)	0.91	—	(3.02)	—	(3.02)	25.25	3.76		128,250	1.39		1.31		(0.18)		49
SDR(13)	23.83	(0.02)	1.44	1.42	—	—	—	—	25.25	5.96	(6)	21	1.90	(7)	1.05	(7)	(0.95	)(7)	49

For the Year Ended October 31, 2014
A	$29.09	$(0.13)	$2.34	$2.21	$—	$(4.64)	$—	$(4.64)	$26.66	9.17%		$856	1.59%		1.59%		(0.48)%		66%
I	29.65	(0.04)	2.40 (8)	2.36	(0.01)	(4.64)	—	(4.65)	27.36	9.57		138,855	1.24		1.24		(0.13)		66

Hartford Schroders US Small/Mid Cap Opportunities Fund(4)
For the Year Ended October 31, 2018
A	$13.97	$0.01	$(0.10)	$(0.09)	$—	$(0.20)	$—	$(0.20)	$13.68	(0.66)%		$96,491	1.26%		1.25%		0.05%		37%
C	14.37	(0.11)	(0.09)	(0.20)	—	(0.20)	—	(0.20)	13.97	(1.49)		67,037	2.02		2.01		(0.72)		37
I	14.52	0.05	(0.11)	(0.06)	(0.02)	(0.20)	—	(0.22)	14.24	(0.44)		648,971	0.99		0.98		0.31		37
R3	14.43	(0.05)	(0.09)	(0.14)	—	(0.20)	—	(0.20)	14.09	(1.06)		950	1.63		1.60		(0.31)		37
R4	14.48	—	(0.10)	(0.10)	(0.01)	(0.20)	—	(0.21)	14.17	(0.74)		775	1.33		1.30		(0.03)		37
R5	14.51	0.04	(0.09)	(0.05)	(0.02)	(0.20)	—	(0.22)	14.24	(0.42)		1,864	1.03		1.00		0.26		37
Y	14.53	0.04	(0.10)	(0.06)	(0.03)	(0.20)	—	(0.23)	14.24	(0.46)		108,680	0.96		0.94		0.25		37
F	14.53	0.06	(0.11)	(0.05)	(0.03)	(0.20)	—	(0.23)	14.25	(0.37)		45,449	0.91		0.90		0.38		37
SDR	14.56	0.06	(0.11)	(0.05)	(0.03)	(0.20)	—	(0.23)	14.28	(0.37)		57,898	0.91		0.90		0.38		37

For the Year Ended October 31, 2017
A	$11.98	$(0.02)	$2.22	$2.20	$(0.02)	$(0.19)	$—	$(0.21)	$13.97	18.57%		$116,594	1.28%		1.27%		(0.12)%		54%
C	12.41	(0.13)	2.31	2.18	(0.03)	(0.19)	—	(0.22)	14.37	17.75		48,121	2.04		2.02		(0.94)		54
I	12.42	0.02	2.30	2.32	(0.03)	(0.19)	—	(0.22)	14.52	18.91		620,850	1.02		1.01		0.15		54
R3	12.41	(0.07)	2.30	2.23	(0.02)	(0.19)	—	(0.21)	14.43	18.28		425	1.64		1.60		(0.49)		54
R4	12.42	(0.04)	2.31	2.27	(0.02)	(0.19)	—	(0.21)	14.48	18.52		274	1.39		1.30		(0.28)		54
R5	12.42	0.02	2.29	2.31	(0.03)	(0.19)	—	(0.22)	14.51	18.82		56	1.14		1.00		0.18		54
Y	12.42	0.02	2.31	2.33	(0.03)	(0.19)	—	(0.22)	14.53	19.00		11,479	0.96		0.94		0.16		54
F(5)	13.63	0.01	0.89	0.90	—	—	—	—	14.53	6.60	(6)	8,436	0.91	(7)	0.90	(7)	0.14	(7)	54
SDR	12.44	0.03	2.31	2.34	(0.03)	(0.19)	—	(0.22)	14.56	19.06		21,490	0.91		0.90		0.24		54

For the Year Ended October 31, 2016
A	$12.36	$0.02	$0.89 (8)	$0.91	$—	$(1.29)	$—	$(1.29)	$11.98	8.40%		$32,399	1.67%		1.26%		0.15%		72%
C(9)	12.49	(0.01)	(0.07)	(0.08)	—	—	—	—	12.41	(0.64	)(6)	10	1.86	(7)	1.86	(7)	(1.49	)(7)	72
I	12.74	0.05	0.92 (8)	0.97	—	(1.29)	—	(1.29)	12.42	8.68		177,197	1.44		1.01		0.45		72
R3(9)	12.49	—	(0.08)	(0.08)	—	—	—	—	12.41	(0.64	)(6)	10	1.54	(7)	1.54	(7)	(1.18	)(7)	72
R4(9)	12.49	—	(0.07)	(0.07)	—	—	—	—	12.42	(0.56	)(6)	10	1.25	(7)	1.25	(7)	(0.89	)(7)	72
R5(9)	12.49	—	(0.07)	(0.07)	—	—	—	—	12.42	(0.56	)(6)	10	0.97	(7)	0.97	(7)	(0.57	)(7)	72
Y(9)	12.49	—	(0.07)	(0.07)	—	—	—	—	12.42	(0.56	)(6)	10	0.86	(7)	0.86	(7)	(0.49	)(7)	72
SDR	12.76	0.06	0.92 (8)	0.98	(0.01)	(1.29)	—	(1.30)	12.44	8.77		5,111	1.33		0.88		0.47		72

The accompanying notes are an integral part of these financial statements.

83

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US Small/Mid Cap Opportunities Fund(4) – (continued)
For the Year Ended October 31, 2015
A	$13.56	$(0.03)	$0.85	(8)	$0.82	$—	$(2.02)	$—	$(2.02)	$12.36	7.00%	$5,541	1.85%	1.30%	(0.21)%	56%
I	13.89	0.01	0.86	(8)	0.87	—	(2.02)	—	(2.02)	12.74	7.23	50,126	1.60	1.05	0.05	56
SDR(10)	12.36	—	0.40		0.40	—	—	—	—	12.76	3.24 (6)	1,935	1.51 (7)	0.90 (7)	0.03 (7)	56

For the Year Ended October 31, 2014
A	$15.12	$(0.03)	$1.57	(8)	$1.54	$—	$(3.10)	$—	$(3.10)	$13.56	12.65%	$5,756	1.63%	1.30%	(0.25)%	62%
I	15.39	—	1.61		1.61	(0.01)	(3.10)	—	(3.11)	13.89	12.97	59,840	1.38	1.05	—	62

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)

Prior to October 24, 2016 this Fund operated under a different name. Effective before the opening of business on October 24, 2016, the Advisor, Investor, and R6 share classes were redesignated as Class A, I, and SDR, respectively.

(5)	Commenced operations on February 28, 2017.
(6)	Not annualized.
(7)	Annualized.
(8)	Includes redemption fees. Amount was less than $0.01 per share.
(9)	Commenced operations on October 24, 2016.
(10)	Commenced operations on December 30, 2014.
(11)	Commenced operations on December 19, 2014.
(12)	Commenced operations on June 23, 2014.
(13)	Commenced operations on September 28, 2015.

The accompanying notes are an integral part of these financial statements.

84

Hartford Schroders Funds

Notes to Financial Statements

October 31, 2018

1.	Organization:

The Hartford Mutual Funds II, Inc. (the “Company”) is an open-end registered management investment company comprised of eleven series, as of October 31, 2018. Financial statements of each series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds II, Inc.:

Hartford Schroders Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”)

Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the “Emerging Markets Multi-Sector Bond Fund”)

Hartford Schroders Global Strategic Bond Fund (the “Global Strategic Bond Fund”)

Hartford Schroders International Multi-Cap Value Fund (the “International Multi-Cap Value Fund”)

Hartford Schroders International Stock Fund (the “International Stock Fund”)

Hartford Schroders Tax-Aware Bond Fund (the “Tax-Aware Bond Fund”)

Hartford Schroders US Small Cap Opportunities Fund (the “US Small Cap Opportunities Fund”)

Hartford Schroders US Small/Mid Cap Opportunities Fund (the “US Small/Mid Cap Opportunities Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Multi-Sector Bond Fund and Global Strategic Bond Fund, is a diversified open-end management investment company. Emerging Markets Multi-Sector Bond Fund and Global Strategic Bond Fund, are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class T, Class C, Class I, Class Y, Class F and Class SDR shares. As of October 31, 2018, Class T shares have not commenced operations. In addition, each Fund, except Tax-Aware Bond Fund, has registered for sale Class R3, Class R4 and Class R5 shares. Each Fund’s Class A shares are sold with a front-end sales charge of up to 5.50%, except Emerging Markets Multi-Sector Bond Fund, Global Strategic Bond Fund and Tax-Aware Bond Fund for which Class A shares are sold with a front-end sales charge of up to 4.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Classes I, R3, R4, R5, Y, F and SDR shares do not have a sales charge.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence

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of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market

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quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

Please refer to note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which a Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

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Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Emerging Markets Equity Fund, International Stock Fund, US Small Cap Opportunities Fund and US Small/Mid Cap Opportunities Fund is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Global Strategic Bond Fund and Tax-Aware Bond Fund is to pay dividends from net investment income, if any, monthly, and realized gains, if any, at least once a year. The policy of Emerging Markets Multi-Sector Bond Fund and International Multi-Cap Value Fund is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

h)

Disclosure Update and Simplification – Per the SEC Release #33-10532 “Disclosure Update and Simplification”, it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose a Fund’s undistributed net investment income within a Fund’s Statement of Changes in Net Assets. The presentation within a Fund’s Statement of Changes in Net Assets for the year ended October 31, 2017 has been modified accordingly.

Below is the characterization of the Fund distributions for the year ended October 31, 2017 as previously disclosed in the Statement of Changes in Net Assets within the October 31, 2017 Annual Report:

	Distributions to Shareholders Year Ended October 31, 2017:
	From net investment income
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR	Total
Emerging Markets Equity Fund	$(270,156)	$(1,862)	$(9,227,775)	$(78)	$(84)	$(89)	$(91)	$—	$(5,074,710)	$(14,574,845)
Emerging Markets Multi-Sector Bond Fund	(111,772)	(1,789)	(571,348)	(550)	(563)	(581)	(2,138)	(447)	(3,098,650)	(3,787,838)
Global Strategic Bond Fund	(3,337)	(272)	(337)	(283)	(290)	(300)	(301)	—	(2,112,250)	(2,117,370)
International Multi-Cap Value Fund	(609,559)	(80,568)	(8,600,005)	(879)	(3,637)	(120,710)	(420,640)	(777,241)	(5,991,939)	(16,605,178)
International Stock Fund	(45,213)	(154)	(1,382,174)	(161)	(167)	(173)	(174)	—	(1,152,755)	(2,580,971)
Tax-Aware Bond Fund	(265,057)	(20,682)	(2,366,420)	—	—	—	(203)	(8,412)	(1,374,814)	(4,035,588)
US Small Cap Opportunities Fund	(10,422)	(3,055)	(501,740)	(28)	(34)	(57)	(42)	—	(28,449)	(543,827)
US Small/Mid Cap Opportunities Fund	(79,721)	(9,333)	(574,780)	(54)	(26)	(44)	(27)	—	(14,249)	(678,234)

	From net realized gain on investments
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR	Total
Emerging Markets Equity Fund	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Emerging Markets Multi-Sector Bond Fund	(17,509)	(100)	(81,544)	(100)	(100)	(100)	(100)		(512,123)	(611,676)
Global Strategic Bond Fund	—	—	—	—	—	—	—		—	—
International Multi-Cap Value Fund	—	—	—	—	—	—	—		—	—
International Stock Fund	—	—	—	—	—	—	—	—	—	—
Tax-Aware Bond Fund	(29,381)	(224)	(289,316)	—	—	—	(37)	—	(237,039)	(555,997)
US Small Cap Opportunities Fund	(189,413)	(27,933)	(6,679,192)	(552)	(552)	(759)	(552)	—	(366,590)	(7,265,543)
US Small/Mid Cap Opportunities Fund	(711,963)	(35,683)	(3,211,860)	(439)	(205)	(272)	(154)	—	(81,541)	(4,042,117)

Below is the Undistributed (Distribution in excess of) Net Investment Income for the year ended October 31, 2017 as previously disclosed in the Statement of Changes in Net Assets within the October 31, 2017 Annual Report:

Fund	Undistributed (Distribution in excess of) Net Investment Income
Emerging Markets Equity Fund	$19,928,872
Emerging Markets Multi-Sector Bond Fund	702,327
Global Strategic Bond Fund	(371,673)
International Multi-Cap Value Fund	4,762,414
International Stock Fund	2,001,947
Tax-Aware Bond Fund	110,013
US Small Cap Opportunities Fund	(194,101)
US Small/Mid Cap Opportunities Fund	(3,954)

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3.	Securities and Other Investments:

a)

Restricted Investments – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of October 31, 2018.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of October 31, 2018.

c)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of October 31, 2018.

d)

Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation-indexed bonds as of October 31, 2018.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

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a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the year ended October 31, 2018, Emerging Markets Multi-Sector Bond Fund, Global Strategic Bond Fund, International Multi-Cap Value Fund and International Stock Fund had used Foreign Currency Contracts.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the year ended October 31, 2018, Emerging Markets Multi-Sector Bond Fund, Global Strategic Bond Fund, International Multi-Cap Value Fund and Tax-Aware Bond Fund had used Futures Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either OTC options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the year ended October 31, 2018, Global Strategic Bond Fund had used Options Contracts.

d)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of

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the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

91

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

During the year ended October 31, 2018, Emerging Markets Multi-Sector Bond Fund and Global Strategic Bond Fund had used Credit Default Swaps.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the year ended October 31, 2018, Global Strategic Bond Fund had used Interest Rate Swaps.

e)	Additional Derivative Instrument Information:

Emerging Markets Multi-Sector Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$2,039,722	$—	$—	$—	$—	$2,039,722
Unrealized appreciation on swap contracts(2)	—	—	30,358	—	—	—	30,358

Total	$—	$2,039,722	$30,358	$—	$—	$—	$2,070,080

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$1,560,553	$—	$—	$—	$—	$1,560,553

Total	$—	$1,560,553	$—	$—	$—	$—	$1,560,553

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(87,330)	$—	$—	$—	$—	$—	$(87,330)
Net realized gain (loss) on swap contracts	—	—	(133,478)	—	—	—	(133,478)
Net realized gain (loss) on foreign currency contracts	—	(270,316)	—	—	—	—	(270,316)

Total	$(87,330)	$(270,316)	$(133,478)	$—	$—	$—	$(491,124)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$30,358	$—	$—	$—	$30,358
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	425,954	—	—	—	—	425,954

Total	$—	$425,954	$30,358	$—	$—	$—	$456,312

92

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

Emerging Markets Multi-Sector Bond Fund – (continued)

For the year ended October 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	24
Futures Contracts Short at Number of Contracts	(33)
Swap Contracts at Notional Amount	$5,262,000
Foreign Currency Contracts Purchased at Contract Amount	$19,155,797
Foreign Currency Contracts Sold at Contract Amount	$20,287,845

Global Strategic Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$653,881	$264,391	$—	$—	$—	$—	$918,272
Unrealized appreciation on futures contracts(1)	393,907	—	—	—	—	—	393,907
Unrealized appreciation on foreign currency contracts	—	1,569,815	—	—	—	—	1,569,815
Unrealized appreciation on swap contracts(2)	96,683	—	57,226	—	—	—	153,909

Total	$1,144,471	$1,834,206	$57,226	$—	$—	$—	$3,035,903

Liabilities:
Unrealized depreciation on futures contracts(1)	$270,750	$—	$—	$—	$—	$—	$270,750
Unrealized depreciation on foreign currency contracts	—	(1,439,022)	—	—	—	—	(1,439,022)
Written options, market value	—	209,099	—	—	—	—	209,099
Unrealized depreciation on swap contracts(2)	120,242	—	27,676	—	—	—	147,918

Total	$390,992	$1,648,121	$27,676	$—	$—	$—	$(2,066,789)

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$499,860	$(400,515)	$—	$—	$—	$—	$99,345
Net realized gain (loss) on futures contracts	587,324	—	—	—	—	—	587,324
Net realized gain (loss) on written options contracts	18,888	174,822	—	—	—	—	193,710
Net realized gain (loss) on swap contracts	511,808	—	40,491	—	—	—	552,299
Net realized gain (loss) on foreign currency contracts	—	1,165,398	—	—	—	—	1,165,398

Total	$1,617,880	$939,705	$40,491	$—	$—	$—	$2,598,076

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(21,299)	$(300,269)	$—	$—	$—	$—	$(321,568)
Net change in unrealized appreciation (depreciation) of futures contracts	(22,845)	—	—	—	—	—	(22,845)
Net change in unrealized appreciation (depreciation) of written options contracts	(18,888)	35,274	—	—	—	—	16,386
Net change in unrealized appreciation (depreciation) of swap contracts	(180,169)	—	72,628	—	—	—	(107,541)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(313,008)	—	—	—	—	(313,008)

Total	$(243,201)	$(578,003)	$72,628	$—	$—	$—	$(748,576)

93

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

Global Strategic Bond Fund – (continued)

For the year ended October 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	40,201,505
Futures Contracts Long at Number of Contracts	216
Futures Contracts Short at Number of Contracts	(435)
Written Options Contracts at Number of Contracts	(17,998,667)
Swap Contracts at Notional Amount	$106,038,146
Foreign Currency Contracts Purchased at Contract Amount	$63,470,786
Foreign Currency Contracts Sold at Contract Amount	$77,364,318

International Multi-Cap Value Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$72,363	$—	$—	$—	$—	$72,363

Total	$—	$72,363	$—	$—	$—	$—	$72,363

Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$1,101,839	$—	$—	$1,101,839
Unrealized depreciation on foreign currency contracts	—	1,016,069	—	—	—	—	1,016,069

Total	$—	$1,016,069	$—	$1,101,839	$—	$—	$2,117,908

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(782,710)	$—	$—	$(782,710)
Net realized gain (loss) on foreign currency contracts	—	4,856,436	—	—	—	—	4,856,436

Total	$—	$4,856,436	$—	$(782,710)	$—	$—	$4,073,726

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(1,284,455)	$—	$—	$(1,284,455)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(1,082,716)	—	—	—	—	(1,082,716)

Total	$—	$(1,082,716)	$—	$(1,284,455)	$—	$—	$(2,367,171)

For the year ended October 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	636
Foreign Currency Contracts Purchased at Contract Amount	$9,232,812
Foreign Currency Contracts Sold at Contract Amount	$22,104,578

94

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

International Stock Fund

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(271)	$—	$—	$—	$—	$(271)

Total	$—	$(271)	$—	$—	$—	$—	$(271)

For the year ended October 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Sold at Contract Amount	$897,931

Tax-Aware Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$4,826	$—	$—	$—	$—	$—	$4,826

Total	$4,826	$—	$—	$—	$—	$—	$4,826

Liabilities:
Unrealized depreciation on futures contracts(1)	$1,195	$—	$—	$—	$—	$—	$1,195

Total	$1,195	$—	$—	$—	$—	$—	$1,195

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$292,461	$—	$—	$—	$—	$—	$292,461

Total	$292,461	$—	$—	$—	$—	$—	$292,461

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(49,416)	$—	$—	$—	$—	$—	$(49,416)

Total	$(49,416)	$—	$—	$—	$—	$—	$(49,416)

For the year ended October 31, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	66
Futures Contracts Short at Number of Contracts	(30)

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

95

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

f)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of October 31, 2018:

Emerging Markets Multi-Sector Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$2,039,722	$(1,560,553)
Swap contracts	30,358	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,070,080	(1,560,553)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,070,080	$(1,560,553)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$1,579,827	$(1,283,198)	$—	$—	$296,629
JP Morgan Chase & Co.	259,003	(110,710)	—	—	148,293
UBS AG	231,250	(166,645)	—	—	64,605

Total	$2,070,080	$(1,560,553)	$—	$—	$509,527

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(1,283,198)	$1,283,198	$—	$—	$—
JP Morgan Chase & Co.	(110,710)	110,710	—	—	—
UBS AG	(166,645)	166,645	—	—	—

Total	$(1,560,553)	$1,560,553	$—	$—	$—

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
Global Strategic Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,569,815	$(1,439,022)
Futures contracts	393,907	(270,750)
Purchased options	918,272	—
Swap contracts	153,909	(147,918)
Written options	—	(209,099)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,035,903	(2,066,789)

Derivatives not subject to a MNA	(529,090)	402,514

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,506,813	$(1,664,275)

96

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

Global Strategic Bond Fund – (continued)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$435,314	$(106,895)	$—	$—	$328,419
BNP Paribas Securities Services	132,662	(75,006)	—	—	57,656
Canadian Imperial Bank of Commerce	18,701	(18,701)	—	—	—
Citibank NA	298,988	(298,988)	—	—	—
JP Morgan Chase & Co.	350,245	(330,247)	—	—	19,998
Morgan Stanley	656,054	(13,829)	—	—	642,225
State Street Global Markets LLC	466,507	(221,090)	—	—	245,417
UBS AG	148,342	(148,342)	—	—	—

Total	$2,506,813	$(1,213,098)	$—	$—	$1,293,715

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(30,282)	$—	$—	$—	$(30,282)
Banc of America Securities LLC	(1,082)	—	—	—	(1,082)
Barclays	(106,895)	106,895	—	—	—
BNP Paribas Securities Services	(75,006)	75,006	—	—	—
Canadian Imperial Bank of Commerce	(27,567)	18,701	—	—	(8,866)
Citibank NA	(541,441)	298,988	—	—	(242,453)
JP Morgan Chase & Co.	(330,247)	330,247	—	—	—
Morgan Stanley	(13,829)	13,829	—	—	—
State Street Global Markets LLC	(221,090)	221,090	—	—	—
UBS AG	(316,836)	148,342	—	—	(168,494)

Total	$(1,664,275)	$1,213,098	$—	$—	$(451,177)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

International Multi-Cap Value Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$72,363	$(1,016,069)
Futures contracts	—	(1,101,839)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	72,363	(2,117,908)

Derivatives not subject to a MNA	—	1,101,839

Total gross amount of assets and liabilities subject to MNA or similar agreements	$72,363	$(1,016,069)

International Multi-Cap Value Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
UBS AG	$72,363	$—	$—	$—	$72,363

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(889,963)	$—	$—	$—	$(889,963)
Morgan Stanley	(126,106)	—	—	—	(126,106)

Total	$(1,016,069)	$—	$—	$—	$(1,016,069)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

97

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

Tax-Aware Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$4,826	$(1,195)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,826	(1,195)

Derivatives not subject to a MNA	(4,826)	1,195

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, adjustments due to redemptions in-kind, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), RICs, certain derivatives and partnerships. The character of distributions made during the year from net

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October 31, 2018

investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

c)

Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended October 31, 2018 and October 31, 2017 are as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended October 31, 2018				For the Year Ended October 31, 2017
Fund	Tax Exempt Income	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Tax Exempt Income	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
Emerging Markets Equity Fund	$—	$24,238,168	$—	$—	$—	$14,574,845	$—	$—
Emerging Markets Multi-Sector Bond Fund	—	4,432,188	1,034,146	2,626,104	—	4,399,514	—	—
Global Strategic Bond Fund	—	801,207	—	—	—	2,117,370	—	261,217
International Multi-Cap Value Fund	—	64,900,706	—	—	—	16,605,178	—	—
International Stock Fund	—	2,346,035	—	—	—	2,580,971	—	—
Tax-Aware Bond Fund	3,817,404	1,301,064	231,010	—	2,751,137	1,284,451	555,997	—
US Small Cap Opportunities Fund	—	3,918,142	13,142,879	—	—	531,802	7,277,568	—
US Small/Mid Cap Opportunities Fund	—	9,081,501	4,163,310	—	—	1,586,897	3,133,454	—

As of October 31, 2018, the components of distributable earnings (deficit) for each Fund on a tax basis are as follows:

Fund	Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Emerging Markets Equity Fund	$—	$35,303,460	$—	$(247,158,907)	$(3,445)	$351,184,114	$139,325,222
Emerging Markets Multi-Sector Bond Fund	—	—	—	(7,027,308)	(24,908)	(4,769,820)	(11,822,036)
Global Strategic Bond Fund	—	502,100	—	(4,328,093)	425	(1,594,060)	(5,419,628)
International Multi-Cap Value Fund	—	38,270,180	18,475,074	—	(7,320)	(197,485,368)	(140,747,434)
International Stock Fund	—	8,871,555	8,985,009	—	—	3,521,265	21,377,829
Tax-Aware Bond Fund	296,877	—	2,272,788	—	(1,222)	157,258	2,725,701
US Small Cap Opportunities Fund	—	3,160,509	10,972,811	—	—	27,834,333	41,967,653
US Small/Mid Cap Opportunities Fund	—	5,816,125	14,900,171	—	(2,791)	45,967,152	66,680,657

d)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at October 31, 2018 is different from book purposes primarily due to wash sale loss deferrals and passive foreign investment company (PFIC) mark-to-market adjustments. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation, was also different from book purposes primarily due to wash sale loss deferrals and mark-to-market adjustments on swaps, forwards, futures, options and PFICs. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Fund	$2,660,536,961	$528,373,970	$(176,109,418)	$352,264,552
Emerging Markets Multi-Sector Bond Fund	110,467,190	562,777	(5,351,198)	(4,788,421)
Global Strategic Bond Fund	64,164,460	477,032	(1,938,760)	(1,461,728)
International Multi-Cap Value Fund	2,082,247,648	54,266,458	(251,595,928)	(197,329,470)
International Stock Fund	223,132,335	18,049,508	(14,522,838)	3,526,670
Tax-Aware Bond Fund	220,735,045	3,645,627	(3,488,369)	157,258
US Small Cap Opportunities Fund	143,101,407	37,198,136	(9,363,774)	27,834,362
US Small/Mid Cap Opportunities Fund	1,003,173,385	103,103,325	(57,136,173)	45,967,152

e)

Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as expiration of capital loss carryforwards and redemption in-kind transactions. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of

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October 31, 2018

book and tax differences that exist. For the year ended October 31, 2018, the Funds recorded reclassifications to increase (decrease) the accounts listed below:

Fund	Paid-in-Capital	Distributable earnings(loss)
Emerging Markets Multi-Sector Bond Fund	$1,812,957	$(1,812,957)
Global Strategic Bond Fund	2	(2)
International Multi-Cap Value Fund	(2)	2
US Small Cap Opportunities Fund	653,679	(653,679)

f)	Capital Loss Carryforward – At October 31, 2018 (tax year end), capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration		Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Equity Fund	$187,268,896		$59,890,011
Emerging Markets Multi-Sector Bond Fund	6,939,597	*	87,711	*
Global Strategic Bond Fund	2,287,115		2,040,978

*	Future utilization of losses are subject to limitation under current tax laws.

The International Multi-Cap Value Fund, International Stock Fund, Tax-Aware Bond Fund, US Small Cap Opportunities Fund and US Small/Mid Cap Opportunities Fund had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2018.

During the year ended October 31, 2018, Global Strategic Bond Fund and International Stock Fund utilized $1,493,027 and $5,551,345 of prior year capital loss carryforwards, respectively.

g)

Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, management reviews each Fund’s tax positions for all open tax years. As of October 31, 2018, management had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for 3 years, no examination is currently in progress. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Schroder Investment Management North America Inc. (“SIMNA”) under a sub-advisory agreement and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement with respect to certain Funds. SIMNA performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. SIMNA Ltd. also performs daily investment of the assets for each of Emerging Markets Equity Fund, Global Strategic Bond Fund, International Multi-Cap Value Fund and International Stock Fund. Each Fund pays a fee to HFMC, a portion of which may be used to compensate SIMNA.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2018; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Emerging Markets Equity Fund	1.050% on first $1 billion and;
1.000% on next $4 billion and;
0.990% on next $5 billion and;
0.985% over $10 billion

Emerging Markets Multi-Sector Bond Fund	0.700% on first $1 billion and;
0.650% on next $4 billion and;
0.640% on next $5 billion and;
0.635% over $10 billion

Global Strategic Bond Fund	0.660% on first $1 billion and;
0.580% on next $4 billion and;
0.555% on next $5 billion and;
0.545% over $10 billion

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October 31, 2018

Fund	Management Fee Rates

International Multi-Cap Value Fund	0.720% on first $1 billion and;
0.680% on next $4 billion and;
0.675% on next $5 billion and;
0.670% over $10 billion

International Stock Fund	0.750% on first $1 billion and;
0.700% on next $4 billion and;
0.690% on next $5 billion and;
0.685% over $10 billion

Tax-Aware Bond Fund	0.450% on first $1 billion and;
0.430% on next $4 billion and;
0.425% on next $5 billion and;
0.420% over $10 billion

US Small Cap Opportunities Fund	0.900% on first $1 billion and;
0.890% on next $4 billion and;
0.880% on next $5 billion and;
0.870% over $10 billion

US Small/Mid Cap Opportunities Fund	0.850% on first $1 billion and;
0.800% on next $4 billion and;
0.790% on next $5 billion and;
0.785% over $10 billion

From November 1, 2017 through February 28, 2018, International Multi-Cap Value Fund paid the rate set forth below to HFMC for investment management services rendered. The rate was accrued daily and paid monthly based on the Fund’s average daily net assets.

International Multi-Cap Value Fund	0.770% on first $1 billion and;
0.720% on next $4 billion and;
0.710% on next $5 billion and;
0.705% over $10 billion

b)

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of each Fund, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Emerging Markets Equity Fund, Emerging Markets Multi-Sector Bond Fund, Global Strategic Bond Fund, International Multi-Cap Value Fund, and International Stock Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.018%
next $3.5 billion and	0.014%
Amount over $7 billion	0.010%

Tax-Aware Bond Fund, US Small Cap Opportunities Fund, and US Small/Mid Cap Opportunities Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.014%
next $3.5 billion and	0.012%
Amount over $7 billion	0.010%

HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of October 31, 2018, HFMC contractually limited the

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October 31, 2018

total operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 28, 2019 as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Emerging Markets Equity Fund	1.50%	2.25%	1.25%	1.80%	1.50%	1.20%	1.15%	1.10%	1.10%
Emerging Markets Multi-Sector Bond Fund(1)	1.15%	1.90%	0.90%	1.45%	1.15%	0.85%	0.80%	0.75%	0.75%
Global Strategic Bond Fund	1.04%	1.86%	0.79%	1.41%	1.11%	0.81%	0.76%	0.64%	0.64%
International Multi-Cap Value Fund	1.15%	1.97%	0.90%	1.52%	1.22%	0.92%	0.87%	0.75%	0.75%
International Stock Fund	1.20%	1.95%	0.95%	1.50%	1.20%	0.90%	0.85%	0.80%	0.80%
Tax-Aware Bond Fund	0.71%	1.59%	0.46%	N/A	N/A	N/A	0.54%	0.46%	0.46%
US Small Cap Opportunities Fund	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	1.00%	0.95%	0.95%
US Small/Mid Cap Opportunities Fund	1.30%	2.05%	1.05%	1.60%	1.30%	1.00%	0.95%	0.90%	0.90%

(1)	This contractual arrangement will remain in effect until May 31, 2019 unless the Board approves its earlier termination.

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the year ended October 31, 2018, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Emerging Markets Equity Fund	1.45%	2.19%	1.24%	1.70%	1.48%	1.20%	1.11%	1.08%	1.08%
Emerging Markets Multi-Sector Bond Fund	1.08%	1.90%	0.85%	1.25%	0.92%	0.85%	0.77%	0.75%	0.75%
Global Strategic Bond Fund	1.02%	1.64%	0.77%	0.88%	0.81%	0.77%	0.69%	0.64%	0.64%
International Multi-Cap Value Fund	1.10%	1.85%	0.84%	1.43%	1.16%	0.85%	0.81%	0.75%	0.75%
International Stock Fund	1.16%	1.92%	0.85%	1.02%	0.97%	0.90%	0.81%	0.80%	0.80%
Tax-Aware Bond Fund	0.71%	1.53%	0.46%	NA	NA	NA	0.48%	0.46%	0.46%
US Small Cap Opportunities Fund	1.34%	2.09%	1.04%	1.58%	1.13%	1.05%	0.95%	0.95%	0.95%
US Small/Mid Cap Opportunities Fund	1.25%	2.01%	0.98%	1.60%	1.30%	1.00%	0.94%	0.90%	0.90%

e)

Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the year ended October 31, 2018, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Emerging Markets Equity Fund	$133,197	$2,810
Emerging Markets Multi-Sector Bond Fund	6,440	96
Global Strategic Bond Fund	9	—	*
International Multi-Cap Value Fund	505,631	12,730
International Stock Fund	129,006	183
Tax-Aware Bond Fund	33,368	6,051
US Small Cap Opportunities Fund	75,139	1,408
US Small/Mid Cap Opportunities Fund	536,592	22,797

*	Amount rounds to less than $1.

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of October 31, 2018, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

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October 31, 2018

f)

Redemption Fees – Prior to October 24, 2016, certain Predecessor Funds (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Multi-Cap Value Fund, Schroder U.S. Opportunities Fund and Schroder U.S. Small and Mid Cap Opportunities Fund) generally imposed a 2.00% redemption fee on shares redeemed (including in connection with an exchange) two months or less from their date of purchase. These fees, which are not sales charges, were retained by the Predecessor Funds and not paid to Schroder Fund Advisors LLC (“SFA”), or any other entity. The redemption fees are included in the Statements of Changes in Net Assets under “Redemption fees,” and are included as part of “Paid-in-Capital” on the Statements of Assets and Liabilities. Subsequent to the reorganization, the Funds did not impose any redemption fees.

g)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2018, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Emerging Markets Equity Fund	$6,398
Emerging Markets Multi-Sector Bond Fund	327
Global Strategic Bond Fund	134
International Multi-Cap Value Fund	3,578
International Stock Fund	423
Tax-Aware Bond Fund	517
US Small Cap Opportunities Fund	409
US Small/Mid Cap Opportunities Fund	1,978

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.06%
Class R3	0.02%
Class R4	0.02%
Class R5	0.02%
Class F	0.004%*
Class SDR	0.004%

*	For the period November 1, 2017 through February 28, 2018, the Specified Amount for Class F was equal to 0.00% of average daily net assets.

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the year ended October 31, 2018, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Emerging Markets Equity Fund	0.12%	0.11%	0.16%	0.02%	0.00%	0.02%	0.02%	0.00%	0.00%
Emerging Markets Multi-Sector Bond Fund	0.10%	0.22%	0.08%	0.01%	0.02%	0.02%	0.01%	0.00%	0.00%
Global Strategic Bond Fund	0.14%	0.25%	0.10%	0.02%	0.02%	0.02%	0.06%	0.00%	0.00%
International Multi-Cap Value Fund	0.10%	0.10%	0.09%	0.02%	0.02%	0.00%	0.05%	0.00%	0.00%
International Stock Fund	0.11%	0.12%	0.05%	0.02%	0.02%	0.02%	0.00%	0.00%	0.00%
Tax-Aware Bond Fund	0.06%	0.07%	0.08%	NA	NA	NA	0.02%	0.00%	0.00%
US Small Cap Opportunities Fund	0.15%	0.15%	0.09%	0.02%	0.02%	0.02%	0.00%	0.00%	0.00%
US Small/Mid Cap Opportunities Fund	0.10%	0.11%	0.08%	0.02%	0.02%	0.02%	0.05%	0.00%	0.00%

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Notes to Financial Statements – (continued)

October 31, 2018

Administrative services fees for third-party recordkeeping services were payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees were accrued daily and paid monthly.

8.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At October 31, 2018, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non-Cash Collateral(2)(3)
Emerging Markets Equity Fund	$16,958,344	$9,179,179	$9,444,329
Emerging Markets Multi-Sector Bond Fund	5,225,877	5,535,813	—
International Multi-Cap Value Fund	39,223,807	33,929,393	7,581,966
International Stock Fund	3,427,704	2,602,670	1,222,654
US Small Cap Opportunities Fund	2,561,841	2,481,664	150,590
US Small/Mid Cap Opportunities Fund	23,856,412	21,958,100	2,329,814

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)

These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.

(3)	U.S. Government securities

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Emerging Markets Equity Fund
Securities Lending Transactions(1)
Common Stocks	$9,179,179	$—	$—	$—	$9,179,179

Total Borrowings	$9,179,179	$—	$—	$—	$9,179,179

Gross amount of recognized liabilities for securities lending transactions					$9,179,179

Emerging Markets Multi-Sector Bond Fund
Securities Lending Transactions(1)
Corporate Bonds	$958,092	$—	$—	$—	$958,092
Foreign Government Obligations	4,577,721	—	—	—	4,577,721

Total	$5,535,813	$—	$—	$—	$5,535,813

Total Borrowings	$5,535,813	$—	$—	$—	$5,535,813

Gross amount of recognized liabilities for securities lending transactions					$5,535,813

International Multi-Cap Value Fund
Securities Lending Transactions(1)
Common Stocks	$33,929,393	$—	$—	$—	$33,929,393

Total Borrowings	$33,929,393	$—	$—	$—	$33,929,393

Gross amount of recognized liabilities for securities lending transactions					$33,929,393

104

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
International Stock Fund
Securities Lending Transactions(1)
Common Stocks	$2,602,670	$—	$—	$—	$2,602,670

Total Borrowings	$2,602,670	$—	$—	$—	$2,602,670

Gross amount of recognized liabilities for securities lending transactions					$2,602,670

US Small Cap Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$1,821,121	$—	$—	$—	$1,821,121
Exchange-Traded Funds	660,543	—	—	—	660,543

Total	$2,481,664	$—	$—	$—	$2,481,664

Total Borrowings	$2,481,664	$—	$—	$—	$2,481,664

Gross amount of recognized liabilities for securities lending transactions					$2,481,664

US Small/Mid Cap Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$3,421,926	$—	$—	$—	$3,421,926
Exchange-Traded Funds	18,536,174	—	—	—	18,536,174

Total	$21,958,100	$—	$—	$—	$21,958,100

Total Borrowings	$21,958,100	$—	$—	$—	$21,958,100

Gross amount of recognized liabilities for securities lending transactions					$21,958,100

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

9.	Affiliate Holdings:

As of October 31, 2018, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Emerging Markets Equity Fund	—	—	—	12%	— %*	—	—	—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	100%	100%	100%	—	—	—
Global Strategic Bond Fund	—	17%	—	100%	100%	100%	100%	100%	—
International Multi-Cap Value Fund	—	—	—	2%	—	—	—	—	—
International Stock Fund	—	—	—	100%	100%	100%	— %*	—	—
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	5%	—	—
US Small Cap Opportunities Fund	—	—	—	16%	100%	55%	—	—	—
US Small/Mid Cap Opportunities Fund	—	—	—	—	—	1%	—	—	—

Percentage of Fund by Class:

Fund	Class A	Class C		Class I	Class R3		Class R4		Class R5		Class Y		Class F		Class SDR
Emerging Markets Equity Fund	—	—		—	—	%*	—	%*	—	%*	—		—		—
Emerging Markets Multi-Sector Bond Fund	—	—		—	—	%*	—	%*	—		—		—		—
Global Strategic Bond Fund	—	—	%*	—	—	%*	—	%*	—	%*	—	%*	—	%*	—
International Multi-Cap Value Fund	—	—		—	—	%*	—		—		—		—		—
International Stock Fund	—	—		—	—	%*	—	%*	—	%*	—	%*	—		—
Tax-Aware Bond Fund	—	—		—	N/A		N/A		N/A		—	%*	—		—
US Small Cap Opportunities Fund	—	—		—	—	%*	—	%*	—	%*	—		—		—
US Small/Mid Cap Opportunities Fund	—	—		—	—		—		—	%*	—		—		—

*	Percentage rounds to zero.

As of October 31, 2018, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds. Affiliated funds of funds owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
Emerging Markets Equity Fund	1%
International Multi-Cap Value Fund	4%

*	As of October 31, 2018, the affiliated funds of funds were invested in Class F shares.

105

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

10.	Affiliate Issuer Transactions:

A summary of affiliate issuer transactions for the Global Strategic Bond Fund for the year ended October 31, 2018 is as follows:

Affiliated Issuer	Beginning Value as of October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of October 31, 2018	Par as of October 31, 2018	Interest Income	Capital Gain Distributions
Global Strategic Bond Fund
Hartford Financial Services Group, Inc.	$26,527	$—	$25,658	$(1,030)	$161	$—	$—	$598	$—

	$26,527	$—	$25,658	$(1,030)	$161	$—	$—	$598	$—

11.	Investment Transactions:

For the year ended October 31, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Emerging Markets Equity Fund	$1,368,447,875	$722,209,773	$—	$—	$1,368,447,875	$722,209,773
Emerging Markets Multi-Sector Bond Fund	325,808,887	295,146,204	—	—	325,808,887	295,146,204
Global Strategic Bond Fund	84,094,111	73,639,124	4,791,874	11,635,660	88,885,985	85,274,784
International Multi-Cap Value Fund	2,203,921,406	1,480,077,365	—	—	2,203,921,406	1,480,077,365
International Stock Fund	174,663,835	131,339,100	—	—	174,663,835	131,339,100
Tax-Aware Bond Fund	197,300,191	224,906,011	175,483,219	170,970,908	372,783,410	395,876,919
US Small Cap Opportunities Fund	72,753,729	89,080,001	—	—	72,753,729	89,080,001
US Small/Mid Cap Opportunities Fund	543,739,298	332,360,056	—	—	543,739,298	332,360,056

12.	Capital Share Transactions:

The following information is for the year ended October 31, 2018, and the year ended October 31, 2017:

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Emerging Markets Equity Fund
Class A
Shares Sold	1,351,701	$22,179,102	1,322,665	$18,053,422
Shares Issued for Reinvested Dividends	19,652	324,655	22,460	265,033
Shares Redeemed	(1,361,715)	(22,311,807)	(1,163,853)	(15,869,760)

Net Increase (Decrease)	9,638	191,950	181,272	2,448,695

Class C
Shares Sold	397,185	$6,432,700	242,120	$3,453,577
Shares Issued for Reinvested Dividends	1,164	19,052	158	1,862
Shares Redeemed	(105,020)	(1,631,048)	(15,549)	(231,870)

Net Increase (Decrease)	293,329	4,820,704	226,729	3,223,569

Class I
Shares Sold	50,652,325	$814,813,057	78,005,000	$1,043,162,795
Shares Issued for Reinvested Dividends	376,940	6,211,965	423,698	4,986,920
Shares Redeemed	(41,674,889)	(687,276,537)	(45,571,924)	(629,684,375)

Net Increase (Decrease)	9,354,376	133,748,485	32,856,774	418,465,340

Class R3
Shares Sold	5,636	$92,693	—	$—
Shares Issued for Reinvested Dividends	14	237	7	78

Net Increase (Decrease)	5,650	92,930	7	78

Class R4
Shares Sold	257,038	$3,790,255	7,576	$100,000
Shares Issued for Reinvested Dividends	60	985	7	84
Shares Redeemed	(764)	(11,085)	—	—

Net Increase (Decrease)	256,334	3,780,155	7,583	100,084

106

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Emerging Markets Equity Fund – (continued)
Class R5
Shares Sold	50,381	$822,445	—	$—
Shares Issued for Reinvested Dividends	7	113	7	89
Shares Redeemed	(16,767)	(275,709)	—	—

Net Increase (Decrease)	33,621	546,849	7	89

Class Y
Shares Sold	3,981,181	$64,579,136	8,298,496	$117,821,460
Shares Issued for Reinvested Dividends	33,693	555,933	8	91
Shares Redeemed	(1,293,384)	(20,507,353)	(2,285,099)	(31,185,723)

Net Increase (Decrease)	2,721,490	44,627,716	6,013,405	86,635,828

Class F(1)
Shares Sold	9,323,032	$160,685,332	3,452,646	$50,114,175
Shares Issued for Reinvested Dividends	25,086	413,171	—	—
Shares Redeemed	(996,887)	(15,984,770)	(837,090)	(13,027,004)

Net Increase (Decrease)	8,351,231	145,113,733	2,615,556	37,087,171

Class SDR
Shares Sold	29,358,587	$476,601,082	6,283,279	$87,718,525
Shares Issued for Reinvested Dividends	364,477	6,013,870	390,179	4,596,313
Shares Redeemed	(7,382,271)	(118,106,317)	(7,597,655)	(108,932,662)

Net Increase (Decrease)	22,340,793	364,508,635	(924,197)	(16,617,824)

Total Net Increase (Decrease)	43,366,462	$697,431,157	40,977,136	$531,343,030

Emerging Markets Multi-Sector Bond Fund
Class A
Shares Sold	402,216	$3,700,507	81,249	$787,575
Issued in Merger	281,979	2,506,424	—	—
Shares Issued for Reinvested Dividends	17,182	159,189	6,811	65,928
Shares Redeemed	(563,492)	(5,084,030)	(14,920)	(146,192)

Net Increase (Decrease)	137,885	1,282,090	73,140	707,311

Class C
Shares Sold	45,422	$443,068	6,102	$59,789
Issued in Merger	1,988	17,583	—	—
Shares Issued for Reinvested Dividends	1,946	17,725	193	1,889
Shares Redeemed	(9,338)	(84,441)	—	—

Net Increase (Decrease)	40,018	393,935	6,295	61,678

Class I
Shares Sold	3,324,341	$31,531,124	938,073	$9,272,835
Issued in Merger	2,872,206	25,494,558	—	—
Shares Issued for Reinvested Dividends	179,956	1,665,910	59,168	571,169
Shares Redeemed	(3,761,993)	(34,197,414)	(391,380)	(3,787,727)

Net Increase (Decrease)	2,614,510	24,494,178	605,861	6,056,277

Class R3
Shares Sold	—	$—	2,497	$25,000
Shares Issued for Reinvested Dividends	179	1,731	68	650
Shares Redeemed	(2,600)	(24,251)	—	—

Net Increase (Decrease)	(2,421)	(22,520)	2,565	25,650

Class R4
Shares Issued for Reinvested Dividends	81	$761	69	$663

Net Increase (Decrease)	81	761	69	663

Class R5
Shares Issued for Reinvested Dividends	83	$777	71	$681

Net Increase (Decrease)	83	777	71	681

Class Y
Shares Sold	93,767	$889,901	10,970	$107,280
Issued in Merger	1,138	10,099	—	—
Shares Issued for Reinvested Dividends	4,461	41,123	227	2,237
Shares Redeemed	(1,118)	(11,028)	—	—

Net Increase (Decrease)	98,248	930,095	11,197	109,517

107

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount

Emerging Markets Multi-Sector Bond Fund – (continued)
Class F(1)
Shares Sold	3,208,154	$32,021,600	1,031	$10,000
Issued in Merger	1,141	10,124	—	—
Shares Issued for Reinvested Dividends	223,980	2,097,891	45	447
Shares Redeemed	(149,507)	(1,346,346)	—	—

Net Increase (Decrease)	3,283,768	32,783,269	1,076	10,447

Class SDR
Shares Sold	1,095,892	$10,616,663	374,857	$3,631,336
Issued in Merger	150,691	1,338,890	—	—
Shares Issued for Reinvested Dividends	273,776	2,574,996	218,026	2,102,109
Shares Redeemed	(3,271,657)	(29,597,161)	(109,824)	(1,057,729)

Net Increase (Decrease)	(1,751,298)	(15,066,612)	483,059	4,675,716

Total Net Increase (Decrease)	4,420,874	$44,795,973	1,183,333	$11,647,940

Global Strategic Bond Fund
Class A
Shares Sold	48,811	$446,997	25,807	$234,929
Shares Issued for Reinvested Dividends	622	5,617	418	3,749
Shares Redeemed	(26,467)	(241,161)	(6,194)	(56,413)

Net Increase (Decrease)	22,966	211,453	20,031	182,265

Class C
Shares Sold	5,264	$48,062	—	$—
Shares Issued for Reinvested Dividends	36	325	34	305

Net Increase (Decrease)	5,300	48,387	34	305

Class I
Shares Sold	20,227	$186,789	2,148	$19,815
Shares Issued for Reinvested Dividends	218	1,980	42	379
Shares Redeemed	(152)	(1,387)	(2,152)	(19,802)

Net Increase (Decrease)	20,293	187,382	38	392

Class R3
Shares Issued for Reinvested Dividends	12	$116	36	$318

Net Increase (Decrease)	12	116	36	318

Class R4
Shares Issued for Reinvested Dividends	13	$121	37	$326

Net Increase (Decrease)	13	121	37	326

Class R5
Shares Issued for Reinvested Dividends	14	$125	38	$337

Net Increase (Decrease)	14	125	38	337

Class Y
Shares Issued for Reinvested Dividends	14	$131	38	$338

Net Increase (Decrease)	14	131	38	338

Class F(1)
Shares Sold	—	$—	1,109	$10,000
Shares Issued for Reinvested Dividends	14	133	—	—

Net Increase (Decrease)	14	133	1,109	10,000

Class SDR
Shares Sold	1,034,469	$9,371,932	649,995	$5,872,394
Shares Issued for Reinvested Dividends	87,771	792,659	265,739	2,372,835
Shares Redeemed	(656,655)	(5,973,412)	(1,988,577)	(17,890,946)

Net Increase (Decrease)	465,585	4,191,179	(1,072,843)	(9,645,717)

Total Net Increase (Decrease)	514,211	$4,639,027	(1,051,482)	$(9,451,436)

International Multi-Cap Value Fund
Class A
Shares Sold	5,237,138	$52,561,213	5,006,360	$47,787,802
Shares Issued for Reinvested Dividends	212,540	2,112,982	58,196	555,127
Shares Redeemed	(3,744,046)	(37,912,369)	(2,493,299)	(22,450,538)

Net Increase (Decrease)	1,705,632	16,761,826	2,571,257	25,892,391

108

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount

International Multi-Cap Value Fund – (continued)
Class C
Shares Sold	2,058,261	$20,826,321	1,566,183	$14,945,146
Shares Issued for Reinvested Dividends	63,567	626,597	8,274	80,273
Shares Redeemed	(785,223)	(7,541,845)	(35,559)	(346,450)

Net Increase (Decrease)	1,336,605	13,911,073	1,538,898	14,678,969

Class I
Shares Sold	61,740,929	$624,755,143	56,099,805	$531,162,068
Shares Issued for Reinvested Dividends	2,776,417	27,546,556	779,098	7,436,502
Shares Redeemed	(36,319,485)	(358,351,808)	(8,728,074)	(81,936,087)

Net Increase (Decrease)	28,197,861	293,949,891	48,150,829	456,662,483

Class R3
Shares Sold	77,928	$778,355	9,104	$85,851
Shares Issued for Reinvested Dividends	951	9,338	90	879
Shares Redeemed	(20,635)	(184,994)	(3)	(33)

Net Increase (Decrease)	58,244	602,699	9,191	86,697

Class R4
Shares Sold	100,432	$979,053	81,805	$791,444
Shares Issued for Reinvested Dividends	2,685	26,732	365	3,637
Shares Redeemed	(36,172)	(363,366)	(3,701)	(36,834)

Net Increase (Decrease)	66,945	642,419	78,469	758,247

Class R5
Shares Sold	1,439,564	$14,682,618	1,596,480	$15,642,962
Shares Issued for Reinvested Dividends	75,708	750,152	12,250	120,710
Shares Redeemed	(402,498)	(4,044,014)	(211,878)	(2,099,404)

Net Increase (Decrease)	1,112,774	11,388,756	1,396,852	13,664,268

Class Y
Shares Sold	9,238,153	$89,383,046	6,269,776	$55,274,411
Shares Issued for Reinvested Dividends	110,244	1,073,954	46,525	412,453
Shares Redeemed	(743,475)	(7,242,053)	(5,880,906)	(54,708,163)

Net Increase (Decrease)	8,604,922	83,214,947	435,395	978,701

Class F(1)
Shares Sold	18,659,820	$187,374,609	10,999,915	$106,403,475
Shares Issued for Reinvested Dividends	509,585	5,045,453	77,847	766,645
Shares Redeemed	(1,964,651)	(19,313,199)	(213,503)	(2,130,851)

Net Increase (Decrease)	17,204,754	173,106,863	10,864,259	105,039,269

Class SDR
Shares Sold	23,896,576	$239,210,478	36,330,966	$351,597,083
Shares Issued for Reinvested Dividends	2,032,136	20,172,978	574,415	5,463,160
Shares Redeemed	(9,692,398)	(96,932,132)	(18,528,675)	(179,891,184)

Net Increase (Decrease)	16,236,314	162,451,324	18,376,706	177,169,059

Total Net Increase (Decrease)	74,524,051	$756,029,798	83,421,856	$794,930,084

International Stock Fund
Class A
Shares Sold	707,714	$9,486,001	271,603	$3,317,319
Shares Issued for Reinvested Dividends	4,896	66,926	4,108	43,587
Shares Redeemed	(246,613)	(3,339,586)	(132,318)	(1,596,607)

Net Increase (Decrease)	465,997	6,213,341	143,393	1,764,299

Class C
Shares Sold	178,229	$2,322,991	26,062	$325,813
Shares Issued for Reinvested Dividends	472	6,200	15	154
Shares Redeemed	(49,950)	(629,798)	(2,530)	(33,072)

Net Increase (Decrease)	128,751	1,699,393	23,547	292,895

Class I
Shares Sold	6,517,947	$85,673,620	2,931,137	$35,108,647
Shares Issued for Reinvested Dividends	105,001	1,388,116	129,757	1,331,311
Shares Redeemed	(4,747,596)	(62,479,932)	(1,964,798)	(22,865,136)

Net Increase (Decrease)	1,875,352	24,581,804	1,096,096	13,574,822

109

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount

International Stock Fund – (continued)
Class R3
Shares Sold	1	$21	—	$—
Shares Issued for Reinvested Dividends	10	128	16	161
Shares Redeemed	—	(1)	—	—

Net Increase (Decrease)	11	148	16	161

Class R4
Shares Issued for Reinvested Dividends	10	$136	16	$167

Net Increase (Decrease)	10	136	16	167

Class R5
Shares Issued for Reinvested Dividends	11	$153	17	$173

Net Increase (Decrease)	11	153	17	173

Class Y
Shares Sold	510,721	$6,495,714	7,746	$100,005
Shares Issued for Reinvested Dividends	300	3,965	17	174
Shares Redeemed	(49,766)	(646,007)	—	(2)

Net Increase (Decrease)	461,255	5,853,672	7,763	100,177

Class F(1)
Shares Sold	728,925	$9,423,787	64,083	$824,230
Shares Issued for Reinvested Dividends	1,388	18,362	—	—
Shares Redeemed	(33,703)	(438,855)	(237)	(3,036)

Net Increase (Decrease)	696,610	9,003,294	63,846	821,194

Class SDR
Shares Sold	841,004	$11,000,515	193,798	$2,000,000
Shares Issued for Reinvested Dividends	61,737	816,782	112,245	1,152,755
Shares Redeemed	(1,165,007)	(15,500,000)	(488,599)	(6,000,000)

Net Increase (Decrease)	(262,266)	(3,682,703)	(182,556)	(2,847,245)

Total Net Increase (Decrease)	3,365,731	$43,669,238	1,152,138	$13,706,643

Tax-Aware Bond Fund
Class A
Shares Sold	736,447	$8,014,736	1,640,817	$18,032,638
Shares Issued for Reinvested Dividends	45,271	491,932	26,673	292,742
Shares Redeemed	(488,611)	(5,343,017)	(369,821)	(4,049,082)

Net Increase (Decrease)	293,107	3,163,651	1,297,669	14,276,298

Class C
Shares Sold	149,542	$1,639,240	445,736	$4,890,252
Shares Issued for Reinvested Dividends	5,616	61,024	1,896	20,872
Shares Redeemed	(128,372)	(1,393,639)	(22,980)	(253,830)

Net Increase (Decrease)	26,786	306,625	424,652	4,657,294

Class I
Shares Sold	4,009,383	$43,929,544	9,939,266	$109,186,794
Shares Issued for Reinvested Dividends	227,268	2,473,947	186,672	2,049,270
Shares Redeemed	(6,284,851)	(68,659,524)	(4,129,677)	(45,414,871)

Net Increase (Decrease)	(2,048,200)	(22,256,033)	5,996,261	65,821,193

Class Y
Shares Sold	18,665	$207,182	—	$5
Shares Issued for Reinvested Dividends	457	4,968	22	239
Shares Redeemed	—	—	—	(2)

Net Increase (Decrease)	19,122	212,150	22	242

Class F(1)
Shares Sold	729,246	$7,945,941	221,689	$2,462,031
Shares Issued for Reinvested Dividends	12,327	133,857	758	8,411
Shares Redeemed	(141,452)	(1,535,531)	(8,334)	(92,611)

Net Increase (Decrease)	600,121	6,544,267	214,113	2,377,831

Class SDR
Shares Sold	511,339	$5,550,200	695,025	$7,670,150
Shares Issued for Reinvested Dividends	55,527	605,071	69,985	764,582
Shares Redeemed	(1,344,527)	(14,633,275)	(316,446)	(3,475,000)

Net Increase (Decrease)	(777,661)	(8,478,004)	448,564	4,959,732

Total Net Increase (Decrease)	(1,886,725)	$(20,507,344)	8,381,281	$92,092,590

110

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
US Small Cap Opportunities Fund
Class A
Shares Sold	236,886	$6,373,027	656,932	$16,916,826
Shares Issued for Reinvested Dividends	33,968	882,482	7,985	199,834
Shares Redeemed	(345,187)	(9,397,408)	(151,971)	(3,964,509)

Net Increase (Decrease)	(74,333)	(2,141,899)	512,946	13,152,151

Class C
Shares Sold	173,837	$4,810,296	163,985	$4,413,456
Shares Issued for Reinvested Dividends	14,534	389,798	1,193	30,988
Shares Redeemed	(78,884)	(2,191,742)	(12,013)	(326,875)

Net Increase (Decrease)	109,487	3,008,352	153,165	4,117,569

Class I
Shares Sold	1,080,896	$30,401,988	1,533,290	$41,347,867
Shares Issued for Reinvested Dividends	383,703	10,427,234	266,542	6,936,016
Shares Redeemed	(1,635,729)	(46,128,867)	(2,104,288)	(58,468,743)

Net Increase (Decrease)	(171,130)	(5,299,645)	(304,456)	(10,184,860)

Class R3
Shares Sold	476	$13,064	1,489	$43,000
Shares Issued for Reinvested Dividends	166	4,484	22	580
Shares Redeemed	—	(1)	(52)	(1,403)

Net Increase (Decrease)	642	17,547	1,459	42,177

Class R4
Shares Issued for Reinvested Dividends	33	$893	23	$587
Shares Redeemed	—	—	(53)	(1,409)

Net Increase (Decrease)	33	893	(30)	(822)

Class R5
Shares Sold	55	$1,540	329	$8,820
Shares Issued for Reinvested Dividends	56	1,510	31	816
Shares Redeemed	(85)	(2,500)	(58)	(1,558)

Net Increase (Decrease)	26	550	302	8,078

Class Y
Shares Sold	65,961	$1,851,673	937,722	$27,007,868
Shares Issued for Reinvested Dividends	80,868	2,198,416	23	595
Shares Redeemed	(167,666)	(4,680,293)	(38,004)	(1,081,198)

Net Increase (Decrease)	(20,837)	(630,204)	899,741	25,927,265

Class F(1)
Shares Sold	75,428	$2,111,360	44,161	$1,227,347
Shares Issued for Reinvested Dividends	3,723	101,247	—	—
Shares Redeemed	(16,013)	(445,068)	(1,074)	(29,475)

Net Increase (Decrease)	63,138	1,767,539	43,087	1,197,872

Class SDR
Shares Sold	9,605	$264,619	852,967	$24,113,997
Shares Issued for Reinvested Dividends	75,077	2,044,548	15,110	393,797
Shares Redeemed-In-Kind	(746,952)	(20,194,924)	—	—
Shares Redeemed	(42,966)	(1,169,206)	(29,263)	(803,224)

Net Increase (Decrease)	(705,236)	(19,054,963)	838,814	23,704,570

Total Net Increase (Decrease)	(798,210)	$(22,331,830)	2,145,028	$57,964,000

US Small/Mid Cap Opportunities Fund
Class A
Shares Sold	2,985,603	$42,697,659	8,613,677	$112,413,597
Shares Issued for Reinvested Dividends	120,938	1,713,696	59,695	753,598
Shares Redeemed	(4,398,062)	(62,548,289)	(3,032,467)	(39,954,913)

Net Increase (Decrease)	(1,291,521)	(18,136,934)	5,640,905	73,212,282

Class C
Shares Sold	2,301,458	$33,701,336	3,498,056	$47,478,438
Shares Issued for Reinvested Dividends	50,409	733,959	3,445	45,016
Shares Redeemed	(901,168)	(13,178,215)	(152,802)	(2,102,637)

Net Increase (Decrease)	1,450,699	21,257,080	3,348,699	45,420,817

111

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

	For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount

US Small/Mid Cap Opportunities Fund – (continued)
Class I
Shares Sold	21,079,640	$312,424,602	35,819,408	$487,600,335
Shares Issued for Reinvested Dividends	577,148	8,512,080	250,430	3,280,448
Shares Redeemed	(18,855,618)	(281,085,922)	(7,579,069)	(104,245,413)

Net Increase (Decrease)	2,801,170	39,850,760	28,490,769	386,635,370

Class R3
Shares Sold	54,927	$788,537	28,592	$396,760
Shares Issued for Reinvested Dividends	334	4,885	38	493
Shares Redeemed	(17,241)	(253,524)	(1)	(13)

Net Increase (Decrease)	38,020	539,898	28,629	397,240

Class R4
Shares Sold	45,840	$679,086	18,083	$255,632
Shares Issued for Reinvested Dividends	271	3,987	18	231
Shares Redeemed	(10,336)	(152,006)	—	(4)

Net Increase (Decrease)	35,775	531,067	18,101	255,859

Class R5
Shares Sold	150,186	$2,197,738	4,153	$57,126
Shares Issued for Reinvested Dividends	53	782	24	317
Shares Redeemed	(23,173)	(344,713)	(1,108)	(15,244)

Net Increase (Decrease)	127,066	1,853,807	3,069	42,199

Class Y
Shares Sold	7,678,679	$115,062,697	850,566	$11,911,660
Shares Issued for Reinvested Dividends	13,393	197,570	14	181
Shares Redeemed	(852,474)	(12,616,689)	(61,162)	(855,237)

Net Increase (Decrease)	6,839,598	102,643,578	789,418	11,056,604

Class F(1)
Shares Sold	2,963,774	$44,209,743	591,095	$8,312,510
Shares Issued for Reinvested Dividends	14,060	207,551	—	—
Shares Redeemed	(369,921)	(5,542,286)	(10,383)	(148,835)

Net Increase (Decrease)	2,607,913	38,875,008	580,712	8,163,675

Class SDR
Shares Sold	3,165,349	$47,507,583	1,211,750	$16,761,096
Shares Issued for Reinvested Dividends	28,219	417,154	7,302	95,790
Shares Redeemed	(615,226)	(9,227,851)	(153,589)	(2,140,214)

Net Increase (Decrease)	2,578,342	38,696,886	1,065,463	14,716,672

Total Net Increase (Decrease)	15,187,062	$226,111,150	39,965,765	$539,900,718

(1)	Inception date of class was February 28, 2017.

13.	Redemption In-Kind:

In certain circumstances, a Fund may distribute portfolio securities as payment for redemption of Fund shares (redemption-in-kind). For financial reporting purposes, a Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.

During the year ended October 31, 2018, 746,952 shares of the US Small Cap Opportunities Fund were redeemed-in-kind. A net realized gain of $663,393 on investments delivered through the in-kind redemption is included in realized gain (loss) on the Statements of Operations.

14.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $400 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During and as of the year ended October 31, 2018, none of the Funds had borrowings under this facility.

112

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

15.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16.	Fund Reorganizations:

At a meeting held February 6-7, 2018, the Board of Directors of the Company approved an Agreement and Plan of Reorganization that provides for the reorganization of the Hartford Schroders Emerging Markets Debt and Currency Fund (“Emerging Markets Debt and Currency Fund”), a series of the Company, with and into the Emerging Markets Multi-Sector Bond Fund, a separate series of the Company (the “Reorganization”).

Pursuant to the terms of the Agreement and Plan of Reorganization, immediately before the opening of business on July 02, 2018, the Emerging Markets Debt and Currency Fund transferred all of its assets to the Emerging Markets Multi-Sector Bond Fund, in exchange for shares of the Emerging Markets Multi-Sector Bond Fund and the assumption of all of the liabilities of the Emerging Markets Debt and Currency Fund by the Emerging Markets Multi-Sector Bond Fund.

Immediately before the opening of business on July 02, 2018, the consummation of the Reorganization was accomplished by a tax-free exchange of shares of the Emerging Markets Multi-Sector Bond Fund in the following amounts:

Share Class	Net assets of Emerging Markets Debt and Currency Fund as of the close of business on June 29, 2018 (“Valuation Date”)	Shares of the Emerging Markets Debt and Currency Fund as of the Valuation Date	Value of Shares Issued by Emerging Markets Multi-Sector Bond Fund	Shares Issued By Emerging Markets Multi- Sector Bond Fund	Net Assets of the Emerging Markets Multi- Sector Bond Fund immediately after the Reorganization
Class A	$2,506,424	260,299	$2,506,424	281,979	$5,508,249
Class C	17,583	1,838	17,583	1,988	482,682
Class I	25,494,558	2,652,044	25,494,558	2,872,206	50,055,938
Class R3	—	—	—	—	10,143
Class R4	—	—	—	—	10,177
Class R5	—	—	—	—	10,198
Class Y	10,099	1,050	10,099	1,138	627,547
Class F	10,124	1,053	10,124	1,141	29,587,646
Class SDR	1,338,890	139,515	1,338,890	150,691	55,166,134

	$29,377,678	3,055,799	$29,377,678	3,309,143	$141,458,714

Each shareholder of a share class of the Emerging Markets Debt and Currency Fund received shares of the same share class of the Emerging Markets Multi-Sector Bond Fund with the same class designation and at the respective class NAV, as determined on the Valuation Date.

Some of the investments held by the Emerging Markets Debt and Currency Fund may have been purchased or sold prior to the Reorganization for the purpose of complying with the anticipated investment policies or limitations of the Emerging Markets Multi-Sector Bond Fund after the Reorganization. The expenses associated with the Reorganization other than brokerage-related expenses, including stamp taxes and other similar transaction costs, were borne by HFMC or its affiliates.

As of the Valuation Date the Emerging Markets Debt and Currency Fund had investments valued at $29,018,554 with a cost basis of $29,105,355. For financial reporting purposes, assets received, liabilities assumed and shares issued by the Emerging Markets Multi-Sector Bond Fund were recorded at fair value; however, the cost basis of the investments received by the Emerging Markets Multi-Sector Bond Fund from Emerging Markets Debt and Currency Fund were carried forward to align ongoing reporting of the Emerging Markets Multi-Sector Bond Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of the Emerging Markets Multi-Sector Bond Fund immediately after the acquisition were $141,458,714, which included $86,801 of acquired unrealized depreciation.

Assuming the acquisition had been completed on November 1, 2017, the Emerging Markets Multi-Sector Bond Fund’s pro-forma results of operations for the year ended October 31, 2018 (unaudited) are as follows:

Net investment income	$7,684,856
Net realized and unrealized loss on investments	$(14,841,486)

Net decrease in net assets from operations	$(7,156,630)

113

Hartford Schroders Funds

Notes to Financial Statements – (continued)

October 31, 2018

17.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of the Funds’ early adoption of these provisions was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

18.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

114

Report of Independent Registered Public Accounting Firm

To the Shareholders of Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders Global Strategic Bond Fund, Hartford Schroders International Multi-Cap Value Fund, Hartford Schroders International Stock Fund, Hartford Schroders Tax-Aware Bond Fund, Hartford Schroders US Small Cap Opportunities Fund and Hartford Schroders US Small/Mid Cap Opportunities Fund and the Board of Directors of The Hartford Mutual Funds II, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders Global Strategic Bond Fund, Hartford Schroders International Multi-Cap Value Fund, Hartford Schroders International Stock Fund, Hartford Schroders Tax-Aware Bond Fund, Hartford Schroders US Small Cap Opportunities Fund and Hartford Schroders US Small/Mid Cap Opportunities Fund (collectively referred to as the “Funds”), (eight of the funds constituting The Hartford Mutual Funds II, Inc. (the “Company”)), including the schedules of investments, as of October 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eight of the funds constituting The Hartford Mutual Funds II, Inc.) at October 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the period presented through October 31, 2015, were audited by other auditors whose report dated December 22, 2015, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Hartford investment companies since 2002.

Philadelphia, Pennsylvania

December 28, 2018

115

Hartford Schroders Funds

Directors and Officers (Unaudited)

The Hartford Mutual Funds II, Inc. (the “Company”) is governed by a Board of Directors (the “Directors”). The following tables present certain information regarding the Directors and officers of the Company as of October 31, 2018. For more information regarding the Directors and officers, please refer to the Statement of Additional Information, which is available, without charge, upon request by calling 1-888-843-7824.

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE COMPANY	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR
NON-INTERESTED DIRECTORS

HILARY E. ACKERMANN (1956)	Director	Since 2014	Ms. Ackermann served as Chief Risk Officer at Goldman Sachs Bank USA from October 2008 to November 2011. Ms. Ackermann has served as a Director of Vistra Energy Corporation, formerly known as Dynegy, Inc. (an independent power company) since October 2012 and as a Director of Credit Suisse Holdings (USA), Inc. since January 2017.	83	None

ROBIN C. BEERY (1967)	Director	Since 2017	Ms. Beery has served as a consultant to ArrowMark Partners (an alternative asset manager) since March of 2015 and since November 2018 has been employed by ArrowMark Partners as a Senior Advisor. Previously, she was Executive Vice President, Head of Distribution, for Janus Capital Group, and Chief Executive Officer and President of the Janus Mutual Funds (a global asset manager) from September 2009 to August 2014.	83	Ms. Beery serves as a Director of UMB Financial Corporation (January 2015 to present).

LYNN S. BIRDSONG (1946)	Director	Since 2003	Mr. Birdsong currently serves as a Director of Aberdeen Global and Aberdeen Global II (investment funds) (since September 2014), Aberdeen Islamic SICAV and Aberdeen Liquidity Fund (investment funds) (since 2016), and Aberdeen Alpha Fund (since December 2017). Mr. Birdsong served as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to February 2015) and as a Director of the Sovereign High Yield Investment Company (April 2010 to June 2014). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.	83	None

CHRISTINE R. DETRICK (1958)	Director	Since 2016	Ms. Detrick has served as a Director of Reinsurance Group of America since January 2014. Previously, she was a director of Forest City Realty Trust (a real estate company) from November 2014 to March 2018, a Director of Forethought Financial Group, Inc. (a financial services company) from January 2012 to January 2014, and a Senior Partner/Advisor at Bain & Company (a management consulting firm) from September 2002 to December 2012.	83	None

DUANE E. HILL (1945)	Director	Since 2002	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.	83	None

116

Hartford Schroders Funds

Directors and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE COMPANY	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR

WILLIAM P. JOHNSTON (1944)	Director and Chairman of the Board	Director since 2005 and Chairman of the Board since 2015	In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served until June 2013. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. and served until July 2018. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director until August 2010. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.	83	None

PHILLIP O. PETERSON (1944)	Director	Since 2000	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. From February 2007 to February 2018, Mr. Peterson served as a member of the Board of Trustees of the William Blair Funds. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.	83	None

LEMMA W. SENBET (1946)	Director	Since 2005	Dr. Senbet currently serves as the William E. Mayer Chair Professor of Finance, and previously was the Founding Director, Center for Financial Policy, in the Robert H. Smith School of Business at the University of Maryland. He was chair of the Finance Department Robert H. Smith School of Business at the University of Maryland from 1998 to 2006. In June 2013, he began a sabbatical from the University to serve as Executive Director of the African Economic Research Consortium which focuses on economic policy research and training, which he completed in 2018. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.	83	None

DAVID SUNG (1953)	Director	Since 2017	Mr. Sung has served as a Director of Nippon Wealth Bank since April 2015 and CITIC-Prudential Fund Management Company, Inc. since January 2016. Mr. Sung is an Independent Director of seven investment funds, including two closed-end registered investment companies, sponsored by Ironwood Capital Management. Previously, he was a Partner at Ernst & Young LLP from October 1995 to July 2014.	83	Mr. Sung serves as a Trustee of Ironwood Institutional Multi-Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present) (2 portfolios).

117

Hartford Schroders Funds

Directors and Officers (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE COMPANY	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR

OFFICERS AND INTERESTED DIRECTORS

JAMES E. DAVEY(4) (1964)	Director, President and Chief Executive Officer	President and Chief Executive Officer since 2010; Director since 2012	Mr. Davey serves as Executive Vice President of The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager, and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as President, Manager, Chairman of the Board, and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”), and Director, Chairman, President, and Senior Managing Director for Hartford Funds Management Group, Inc. (“HFMG”). Mr. Davey also serves as Manager, Chairman of the Board, and President of Lattice Strategies LLC (since July 2016). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.	83	None

ANDREW S. DECKER (1963)	AML Compliance Officer	Since 2015	Mr. Decker serves as Chief Compliance Officer and AML Compliance Officer of HASCO (since April 2015) and Vice President of HASCO (since April 2018). Mr. Decker serves as AML Officer of HFD (since May 2015). Mr. Decker also serves as Vice President of HFMG (since April 2018). Prior to joining The Hartford, Mr. Decker served as Vice President and AML Officer at Janney Montgomery Scott (a broker dealer) from April 2011 to January 2015. Mr. Decker served as AML Compliance and Sanctions Enforcement Officer at SEI Investments from December 2007 to April 2011.	N/A	N/A

AMY N. FURLONG (1979)	Vice President and Treasurer	Since 2018	Ms. Furlong has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Furlong joined The Hartford in 2004. Prior to joining The Hartford, Ms. Furlong worked at KPMG LLP in audit services.	N/A	N/A

WALTER F. GARGER (1965)	Vice President and Chief Legal Officer	Since 2016	Mr. Garger serves as Secretary, Managing Director and General Counsel of HFD, HASCO, HFMC and HFMG (since 2013). Mr. Garger also serves as Secretary and General Counsel of Lattice Strategies LLC (since July 2016). Mr. Garger has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Garger joined The Hartford in 1995.	N/A	N/A

ALBERT Y. LEE (1979)	Vice President and Assistant Treasurer	Since 2017	Mr. Lee serves as Head of Systemic Strategies and ETF Operations and Senior Vice President of HFMG (since July 2016). Mr. Lee also serves as Senior Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lee served as Managing Director and Chief Operating Officer, Lattice Strategies LLC (2009 – 2016); Chief Operating Officer at Avicenna Capital Management (2007 – 2009); and Chief Financial Officer at Steeple Capital LP (2005 – 2007).	N/A	N/A

THEODORE J. LUCAS (1966)	Vice President	Since 2017	Mr. Lucas serves as Executive Vice President of HFMG (since July 2016) and as Executive Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lucas served as Managing Partner of Lattice Strategies LLC (2003 to 2016).	N/A	N/A

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NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE COMPANY	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR

JOSEPH G. MELCHER (1973)	Vice President and Chief Compliance Officer	Since 2013	Mr. Melcher serves as President (since April 2018), Chief Executive Officer (since April 2018) and Executive Vice President (since December 2013) of HFD. He also serves as Executive Vice President of HFMG and HASCO (since December 2013). Mr. Melcher also serves as Executive Vice President (since December 2013) and Chief Compliance Officer (since December 2012) of HFMC. Mr. Melcher also serves as Executive Vice President and Chief Compliance Officer of Lattice Strategies, LLC (since July 2016). Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.	N/A	N/A

VERNON J. MEYER (1964)	Vice President	Since 2006	Mr. Meyer serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG (since 2013). Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.	N/A	N/A

ALICE A. PELLEGRINO (1960)	Vice President	Since 2016	Ms. Pellegrino serves as Vice President of HFMG (since December 2013). Ms. Pellegrino also serves as Vice President and Assistant Secretary of Lattice Strategies LLC (since June 2017). Ms. Pellegrino is a Senior Counsel and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Pellegrino joined The Hartford in 2007.	N/A	N/A

THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since 2017	Mr. Phillips currently serves as Vice President (since February 2017) and Assistant Secretary (since June 2017) for HFMG. Mr. Phillips is a Senior Counsel for HFMG. Prior to joining HFMG in 2017, Mr. Phillips was a Director and Chief Legal Officer of Saturna Capital Corporation from 2014 – 2016. Prior to that, Mr. Phillips was a Partner and Deputy General Counsel of Lord, Abbett & Co. LLC.	N/A	N/A

LAURA S. QUADE (1969)	Vice President	Since 2012	Ms. Quade currently serves as Vice President of HASCO and is the Head of Operations of HASCO. Ms. Quade also serves as Vice President of HFD and HFMG (since December 2013). From February 2018 to May 14, 2018, Ms. Quade served as Treasurer of the Company. Formerly, Ms. Quade served as Director, Enterprise Operations of Hartford Life Insurance Company from April 2012 through December 2013. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Quade joined The Hartford in 2001.	N/A	N/A

(1)	The address for each officer and Director is c/o Hartford Funds 690 Lee Road, Wayne, PA 19087.
(2)

Each Director holds an indefinite term until the earlier of (i) the election and qualification of his or her successor or (ii) when the Director turns 75 years of age. Each officer shall serve until his or her successor is elected and qualifies.

(3)

The portfolios of the “Fund Complex” are series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Master Fund, Lattice Strategies Trust, Hartford Funds Exchange-Traded Trust, and Hartford Funds NextShares Trust.

(4)	“Interested person,” as defined in the 1940 Act, of the Company because of the person’s affiliation with, or equity ownership of, HFMC, HFD or affiliated companies.

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HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

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The Hartford Mutual Funds II, Inc.

Hartford Schroders Emerging Markets Equity Fund

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Hartford Schroders Global Strategic Bond Fund

Hartford Schroders International Multi-Cap Value Fund

Hartford Schroders International Stock Fund

Hartford Schroders Tax-Aware Bond Fund

Hartford Schroders US Small Cap Opportunities Fund

Hartford Schroders US Small/Mid Cap Opportunities Fund

Each of the funds listed above (each a “Fund” and collectively, the “Funds”) is the successor to a corresponding series of Schroder Series Trust or Schroder Capital Funds (Delaware) (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), pursuant to a reorganization consummated on October 24, 2016. Each Fund has an investment objective and strategies substantially similar to those of its corresponding Predecessor Fund.

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 7-8, 2018, the Board of Directors (the “Board”) of The Hartford Mutual Funds II, Inc. (“HMF II”), including each of the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement (the “Management Agreement”) by and between HMF II, on behalf of each of its funds listed above (each a “Fund” and collectively, the “Funds”), The Hartford Mutual Funds, Inc. (“HMF”) and Hartford Funds Management Company, LLC (“HFMC”); (ii) the continuation of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and between HFMC and each Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA Inc.”); and (iii) the continuation of a separate secondary sub-advisory agreement (the “Sub-Sub-Advisory Agreement” and collectively with the Management Agreement and Sub-Advisory Agreement, the “Agreements”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.,” together with SIMNA Inc., the “Sub-advisers,” and together with HFMC, the “Advisers”) on behalf of Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders Global Strategic Bond Fund, Hartford Schroders International Stock Fund and Hartford Schroders International Multi-Cap Value Fund (collectively, the “Sub-Sub-Advised Funds”).

In the months preceding the August 7-8, 2018 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the approval of the Agreements that was presented at the Board’s meetings held on June 19-20, 2018 and August 7-8, 2018. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The Board also considered the materials and in-person presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 19-20, 2018 and August 7-8, 2018 concerning the Agreements.

The Independent Directors, advised by independent legal counsel, engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, transfer agency and other non-management fees, overall expense ratios and investment performance compared to those of comparable mutual funds with similar investment objectives. The Independent Directors also engaged an independent financial services consultant (the “Consultant”) to assist them in evaluating each Fund’s management fees, transfer agency and other non-management fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability methodologies utilized by HFMC in connection with the continuation of the Management Agreement.

In determining whether to continue the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Funds. The Independent Directors were also separately assisted by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the

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Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford Funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford Funds.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information about each Adviser’s compliance policies and procedures, compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, and, in particular, the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act, as well as the efforts of the Advisers to combat cybersecurity risks and invest in business continuity planning.

With respect to HFMC, the Board noted that, under the Management Agreement, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of administrative and investment advisory services in connection with selecting, monitoring and supervising the Sub-advisers. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC and not delegated to or assumed by the Sub-advisers. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Hartford Funds’ portfolio managers. The Board recognized that HFMC has demonstrated a record of making changes to the management and/or investment strategies of the Hartford Funds when warranted. The Board considered HFMC’s periodic due diligence reviews of each Sub-adviser and ongoing oversight of each Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and approach to risk management with respect to the Funds and the service providers to the Funds. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s services in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Funds’ investments and those of other funds or accounts managed by the Funds’ portfolio management personnel.

In addition, the Board considered HFMC’s ongoing commitment to review and rationalize the Hartford Funds product line-up and the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford Funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.

With respect to SIMNA Inc. and SIMNA Ltd., which provide certain day-to-day portfolio management services for the Funds and the Sub-Sub-Advised Funds, respectively, subject to oversight by HFMC, the Board considered, among other things, the quality of each Sub-adviser’s investment personnel, its investment philosophy and process, its investment research capabilities and resources, its performance record, its trade execution capabilities and its experience. The Board considered the experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and each Sub-adviser’s method for compensating the portfolio manager(s).

The Board considered the benefits to shareholders of being part of the Hartford Funds family of funds, including, with respect to certain share classes, the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds in the family, and the ability to combine holdings in a Fund with holdings in other funds to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford Funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring new funds to expand these opportunities for shareholders.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and the Sub-advisers.

Performance of each Fund and the Advisers

The Board considered the investment performance of each Fund, which included the performance of its applicable Predecessor Fund. The Board noted that each Predecessor Fund had been managed by SIMNA Inc., and each Sub-Sub-Advised Fund’s corresponding Predecessor Fund had been sub-advised by SIMNA Ltd. In this regard, the Board reviewed the performance of each Fund over different time periods presented in the materials and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds. The Board also noted that, for Hartford Schroders Global Strategic Bond Fund, there existed no peer group with a strong correlation to the Fund’s investment strategy. For that Fund, the Board considered supplemental performance evaluation information. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance relative to an appropriate benchmark and peer group (if available), various statistics concerning the Fund’s

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portfolio, and a narrative summary of various factors affecting Fund performance. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the Agreements. The Board also considered the analysis provided by the Consultant relating to each Fund’s performance track record.

In light of all the considerations noted above, the Board concluded that it had continued confidence in HFMC’s and each Sub-adviser’s overall capabilities to manage the Funds, as applicable.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time. The Board also requested and received information relating to the operations and profitability of the Sub-advisers. The Board considered representations from HFMC and SIMNA Inc. that SIMNA Inc.’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees would be paid by HFMC and not the Funds. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Sub-Sub-Advised Funds. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement.

The Board considered the Consultant’s review of the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreement, including a description of the methodology used to allocate certain expenses. The Board noted the Consultant’s view that HFMC’s process for calculating and reporting Fund profitability is reasonable and consistent with the process previously reviewed by the Consultant. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and consistent with common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Funds would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered the comparative information that had been provided at meetings on June 19-20, 2018 and August 7-8, 2018 with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to SIMNA Inc. with respect to each Fund. In this regard, the Board requested and reviewed information from HFMC and SIMNA Inc. relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and overall expense ratios relative to an appropriate group of funds selected by Broadridge, in consultation with the Consultant. For details regarding each Fund’s expenses, see the Fund-by-Fund synopsis below.

While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to each Fund’s fees and total operating expenses.

The Board noted that HFMC had no other clients with investment strategies similar to those of the Funds. The Board received information regarding fees charged by the Sub-advisers to any other clients with investment strategies similar to those of the Funds, including institutional separate account clients and registered fund clients for which a Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered any differences between a Sub-adviser’s services to the Funds and the services it provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.

Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders

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with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates and pricing the Funds to scale at inception are other means of sharing potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses, which has resulted in benefits being realized by shareholders as assets within the Hartford Funds have grown over time, including through lower operating expenses. The Board also noted that, for each of Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders Global Strategic Bond Fund, Hartford Schroders US Small Cap Opportunities Fund, and Hartford Schroders International Stock Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale.

The Board reviewed and evaluated materials from Broadridge and the Consultant showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC, Broadridge, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in each Fund’s assets and the appropriateness of additional breakpoints or other methods to share benefits from economies of scale.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.

The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on profits to HFMC for such services. The Board also considered that each Fund pays a transfer agency fee to Hartford Administrative Services Company (“HASCO”), an affiliate of HFMC, based on a fee structure approved by the Board at its August 2017 meeting and implemented at the commencement of the fiscal year on November 1, 2017. The Board noted that, under this fee structure, the Funds pay HASCO a fee equal to the lesser of: (i) the actual costs incurred by HASCO in connection with the provisions of transfer agency services, including payments made to sub-transfer agents, plus a reasonable target profit margin; or (ii) a specified amount as set forth in the Transfer Agency and Service Agreement by and between HMF II, on behalf of its Funds, HMF and HASCO. The Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HASCO indicating that the transfer agent fees charged by HASCO to the Funds were fair and reasonable based on publicly available information. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. As principal underwriter, HFD receives distribution and service fees from the Funds and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also considered that Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SIMNA Inc., has entered into an additional compensation arrangement with HFMC and HFD. The Board considered that under this arrangement, SFA is involved in the distribution of the Class SDR Shares of the Funds, and HFMC compensates SFA for such services.

The Board considered the benefits, if any, to the Sub-advisers from any use of a Fund’s brokerage commissions to obtain soft dollar research. The Board also considered that SIMNA Inc. has entered into a solicitation agreement with HFMC pursuant to which HFMC provides certain marketing support services with respect to an investment strategy model offered by SIMNA Inc. through its managed account platforms.

Fund-by-Fund Factors

For purposes of the Fund-by-Fund discussion below, Fund performance is referred to as “in line with” a Fund’s benchmark where its gross performance was 0.5% above or below the benchmark return.

Hartford Schroders Emerging Markets Equity Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods.

•

The Board noted that the Fund’s contractual management fee and actual management fee were in the 4th quintile of its expense group, while its total expenses (less 12b-1 and shareholder service fees) were in the 2nd quintile. The Board noted that Class A Shares of the Fund have a contractual expense cap of 1.50%.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above its custom blended benchmark for the 1- and 3-year periods.

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•

The Board noted that the Fund’s contractual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 2nd quintile of its expense group, while its actual management fee was in the 4th quintile. The Board noted that Class A Shares of the Fund have a contractual expense cap of 1.15%, which resulted in HFMC reimbursing the Fund for certain expenses.

Hartford Schroders Global Strategic Bond Fund

•

The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and the 5th quintile for the 3-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1- and 3-year periods. The Board noted recent changes to the Fund’s portfolio management team.

•

The Board noted that the Fund’s contractual management fee and actual management fee were in the 2nd quintile of its expense group, while its total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile. The Board noted that Class A Shares of the Fund have a contractual expense cap of 1.04%, which resulted in HFMC reimbursing the Fund for certain expenses.

Hartford Schroders International Multi-Cap Value Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 1st quintile for the 3-year period and the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.

•

The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 2nd quintile. In considering the Fund’s expenses, the Board noted the shareholder savings expected to result from a permanent fee reduction implemented in 2018. The Board noted that Class A Shares of the Fund have a contractual expense cap of 1.15%, which resulted in HFMC reimbursing the Fund for certain expenses.

Hartford Schroders International Stock Fund

•

The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1- and 5-year periods and the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods. The Board noted that certain changes had recently been made to the Fund’s principal investment strategy.

•

The Board noted that the Fund’s contractual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile of its expense group, while its actual management fee was in the 2nd quintile. The Board noted that Class A Shares of the Fund have a contractual expense cap of 1.20%, which resulted in HFMC reimbursing the Fund for certain expenses.

Hartford Schroders Tax-Aware Bond Fund

•

The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and the 4th quintile for the 3-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1- and 3-year periods and above its benchmark for the 5-year period.

•

The Board noted that the Fund’s contractual management fee, actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 1st quintile of its expense group. The Board also noted that Class A Shares of the Fund have a contractual expense cap of 0.71%, which resulted in HFMC reimbursing the Fund for certain expenses.

Hartford Schroders US Small Cap Opportunities Fund

•

The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.

•

The Board noted that the Fund’s contractual management fee, actual management fee and total expenses (less 12b-1 and shareholder service fees) were in the 3rd quintile of its expense group. The Board noted that Class A Shares of the Fund have a contractual expense cap of 1.35%, which resulted in Management reimbursing the Fund for certain expenses.

Hartford Schroders US Small/Mid Cap Opportunities Fund

•

The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and the 1st quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods. The Board noted recent changes to the Fund’s portfolio management team.

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•

The Board noted that the Fund’s contractual management fee was in the 4th quintile of its expense group, while its actual management fee was in the 5th quintile and its total expenses (less 12b-1 and shareholder service fees) were in the 3rd quintile. The Board noted that Class A Shares of the Fund have a contractual expense cap of 1.30%.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Management Agreement and Sub-Advisory Agreement and, with respect to the Sub-Sub-Advised Funds, the Sub-Sub-Advisory Agreement for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

126

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes: a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Schroder Investment Management North America, Inc. Schroder Investment Management North America Ltd. serves as a secondary sub-adviser to certain Funds. HFD and HFMC are not affiliated with Schroder Investment Management North America, Inc. and Schroder Investment Management North America Ltd.

MFAR-HSE18    12/18    208767    Printed in U.S.A.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant (the “Board”) has designated Phillip O. Peterson as an Audit Committee Financial Expert. Mr. Peterson is considered by the Board to be an independent director.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$270,275 for the fiscal year ended October 31, 2017; $230,500 for the fiscal year ended October 31, 2018.

(b)

Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$7,000 for the fiscal year ended October 31, 2017; $30,000 for the fiscal year ended October 31, 2018. Audit-related services are principally in connection with consents for the registration statements relating to Fund mergers.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$28,131 for the fiscal year ended October 31, 2017; $166,921 for the fiscal year ended October 31, 2018. Tax-related services are principally in connection with, but not limited to, general tax services, excise tax and Passive Foreign Investment Company (PFIC) analysis.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$0 for the fiscal year ended October 31, 2017; $0 for the fiscal year ended October 31, 2018.

(e)

(1) The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the registrant may be pre-approved. The following are some main provisions from the Policy.

1.	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

2.

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

3.	The Audit Committee shall pre-approve certain non-audit services to the Fund and its Service Affiliates pursuant to procedures set forth in the Policy.

4.

The Audit Committee, from time to time, may designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

5.

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(e)

(2) One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

Non-Audit Fees: $75,131 for the fiscal year ended October 31, 2017; $236,921 for the fiscal year ended October 31, 2018.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics is filed herewith.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable
(a)(4)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: January 8, 2019	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 8, 2019	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: January 8, 2019	By: /s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)